UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 002-73024

GARTMORE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN, PENNSYLVANIA	19428
(Address of principal executive offices)	(Zip code)

Eric Miller

1200 River Road

Suite 1000

Conshohocken, PA 19428

(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 12/31/2005

Date of reporting period: 06/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Gartmore GVIT Nationwide Fund

Semiannual Report

| June 30, 2005

Contents

5	Statement of Investments

10	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Nationwide Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Nationwide Fund returned 0.49% (Class I at NAV) versus -0.81% for its benchmark, the S&P 500® Index. For broader comparison, the average return for the Fund’s Lipper peer category of Large-Cap Core Funds was -0.76%.

One of our goals in managing this Fund is to stay relatively close to the benchmark’s sector weightings and to add value primarily through stock selection. In that respect, the Fund was successful during the reporting period, as stock picking made significant contributions to the Fund’s performance in the financials, information technology, consumer discretionary and health care sectors.

In financials, the Fund benefited from its investments in The Allstate Corp., MetLife Inc. and Prudential Financial Inc., three insurers with relatively modest valuations, solid fundamentals and well-known brands. Global financial services provider Lehman Brothers Holdings Inc. also did well, paced by growing geographic diversification and strength in its asset management business that enabled the firm to exceed expectations for its fiscal second quarter, ended May 31, 2005.

In information technology, the Fund was helped by microprocessor maker Intel Corp., which reported better-than-expected sales and earnings for the first quarter of 2005. We liked Intel’s strong product line and its tight control of inventories, both of which we thought boded well for the firm’s near-term financial results. Although technology giants, International Business Machines Corp. (IBM) and Microsoft Corp. both performed poorly and detracted from the Fund’s absolute performance, they helped versus the benchmark because we significantly underweighted them. Particularly in IBM’s case, we thought the stock was expensive and growth prospects were unexciting.

On the negative side, the Fund was hurt by unfavorable stock selection in industrials and materials, along with an overweighting in materials. In industrials, we experienced poor performance from railroads Norfolk Southern Corp. and Burlington Northern Santa Fe Corp., as well as trucking company J.B. Hunt Transport Services, Inc. Concerns about increasing freight capacity in the truck and rail markets at a time when demand could falter caused the stocks to retreat. In the materials sector, the Fund was hurt by International Paper Co., which warned near the end of June that second-quarter earnings would fall short of the company’s previous estimates due to tepid paper and industrial packaging sales.

Our outlook is fairly positive for the remainder of 2005, as we believe that stock valuations are generally reasonable and global economic growth, while not spectacular, should allow for pockets of strong earnings gains. At a price of $60 per barrel, crude oil represents a significant challenge for consumers and many businesses. However, we think that high oil prices should not prevent the U.S. economy from continuing to grow at a moderate pace, if perhaps somewhat slower than it did in the first half of the year. Rising short-term interest rates also could inhibit growth, but it’s important to remember that, from a historical standpoint, rates remain low. At the company level, we’re still finding opportunities with strong earnings prospects, along with good dividend yields.

PORTFOLIO MANAGERS: Gary Haubold, CFA and William H. Miller

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

1

Fund Performance	Gartmore GVIT Nationwide Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Ten years
Class I2	0.49%	7.94%	-0.60%	8.31%
Class II3	0.29%	7.73%	-0.81%	8.05%
Class III[3]	0.41%	7.95%	-0.56%	8.33%
Class IV3	0.40%	7.85%	-0.61%	8.31%
*	Not Annualized.
1	Not subject to any sales charges.
2	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
3	These returns until the creation of Class II shares (July 11, 2002) Class III shares (May 6, 2002) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Nationwide Fund, Standard & Poor’s 500 Index (S&P 500)(a), and Consumer Price Index (CPI)(b) over as 10-year period ended 06/30/05. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2

Shareholder

Expense Example	Gartmore GVIT Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Nationwide Fund
Class I	Actual	$1,000	$1,005	$4.08	0.82%
	Hypothetical[1]	$1,000	$1,021	$4.12	0.82%
Class II	Actual	$1,000	$1,003	$5.36	1.08%
	Hypothetical[1]	$1,000	$1,020	$5.42	1.08%
Class III	Actual	$1,000	$1,004	$3.98	0.80%
	Hypothetical[1]	$1,000	$1,021	$4.02	0.80%
Class IV	Actual	$1,000	$1,004	$4.07	0.82%
	Hypothetical[1]	$1,000	$1,021	$4.12	0.82%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

3

Portfolio Summary

(June 30, 2005)	Gartmore GVIT Nationwide Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	96.5%
Commercial Paper	4.6%
Other Investments*	5.6%
Liabilities in excess of other assets**	-6.7%

100.0%

Top Holdings
Johnson & Johnson, Inc.	3.1%
ChevronTexaco Corp.	3.0%
Countrywide Home Loans, 3.45%, 07/01/05	2.7%
Exxon Mobil Corp.	2.6%
Microsoft Corp.	2.5%
General Electric Co.	2.4%
UBS Delaware, 3.26%, 07/05/05	1.9%
Bank of America Corp.	1.9%
Unitedhealth Group, Inc.	1.9%
Altria Group, Inc.	1.7%
Other Holdings	76.3%

100.0%

Top Industries
Oil & Gas	11.7%
Financial Services	8.3%
Healthcare	8.2%
Banks	7.9%
Computer Software & Services	6.8%
Retail	6.2%
Insurance	4.9%
Transportation	4.3%
Capital Goods	3.5%
Semiconductors	3.4%
Other Industries	34.8%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (96.5%)
Advertising Agencies (0.2%)
Monster Worldwide, Inc. (b)	99,765	$2,861,260

Aerospace & Defense (1.4%)
Northrop Grumman Corp.	232,612	12,851,813
Raytheon Co.	216,820	8,481,998

		21,333,811

Airlines (0.2%)
Southwest Airlines Co.	257,390	3,585,443

Auto/Truck Parts & Equipment (0.4%)
Autoliv, Inc.	115,850	5,074,230
Oshkosh Truck Corp.	16,600	1,299,448

		6,373,678

Banks (5.2%)
AmSouth Bancorp	36,000	936,000
Bank of America Corp.	592,782	27,036,787
Bank of New York Co., Inc.	101,600	2,924,048
Centerstate Bank of Florida	11,840	386,339
Comerica, Inc.	48,000	2,774,400
Compass Bancshares, Inc.	10,000	450,000
KeyCorp	7,300	241,995
National City Corp.	49,000	1,671,880
Northern Trust Corp.	13,560	618,200
PNC Bank Corp.	28,000	1,524,880
State Street Corp.	36,100	1,741,825
SunTrust Banks, Inc.	42,000	3,034,080
Wachovia Corp.	483,448	23,979,021
Zions Bancorp	140,168	10,306,553

		77,626,008

Broadcast Media & Cable Television (0.9%)
Comcast Corp., Class A (b)	203,594	6,250,336
Viacom, Inc., Class B	215,479	6,899,637

		13,149,973

Building & Construction (1.3%)
Builders Firstsource, Inc. (b)	87,200	1,412,640
Centex Corp.	1,330	93,991
Comstock Homebuilding Co., Class A (b)	2,360	57,159
D. R. Horton, Inc.	15,880	597,247
Lennar Corp.	56,900	3,610,305
Masco Corp.	65,400	2,077,104
Pulte Corp.	45,919	3,868,676
Weyerhaeuser Co.	121,450	7,730,292

		19,447,414

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Business Services (0.2%)
Pitney Bowes, Inc.	74,000	$3,222,700

Capital Goods (3.5%)
Black & Decker Corp.	51,900	4,663,215
General Electric Co.	1,024,275	35,491,129
PACCAR, Inc.	63,495	4,317,660
Sherwin-Williams Co.	23,000	1,083,070
Timken Co.	265,920	6,142,752

		51,697,826

Chemicals (1.6%)
Air Products & Chemicals, Inc.	23,000	1,386,900
Albemarle Corp.	54,640	1,992,721
Ashland, Inc.	80,661	5,797,106
Dow Chemical Co.	99,800	4,444,094
Lubrizol Corp.	134,117	5,634,255
Olin Corp.	69,900	1,274,976
PPG Industries, Inc.	23,400	1,468,584
Sigma-Aldrich Corp.	23,000	1,288,920

		23,287,556

Coal (0.4%)
Massey Energy Co.	65,700	2,478,204
Peabody Energy Corp.	78,400	4,079,936

		6,558,140

Computer Equipment (2.7%)
ATI Technologies, Inc. (b)	80,500	953,925
Dell, Inc. (b)	452,692	17,885,861
Hewlett Packard Co.	381,200	8,962,012
International Business Machines Corp.	90,494	6,714,655
Seagate Technology Co.	301,500	5,291,325
Western Digital Corp. (b)	39,800	534,116

		40,341,894

Computer Networks (0.4%)
Cisco Systems, Inc. (b)	310,643	5,936,388

Computer Software & Services (6.8%)
Adobe Systems, Inc.	59,100	1,691,442
Advanced Micro Devices, Inc. (b)	204,400	3,544,296
Affiliated Computer Services, Class A (b)	111,003	5,672,253
Avid Technology (b)	14,000	745,920

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Computer Software & Services (continued)
Check Point Software Technologies Ltd. ADR — IL (b)	34,000	$673,200
Checkfree Corp. (b)	29,000	987,740
Cognizant Technology Solutions Corp. (b)	102,800	4,844,964
Computer Sciences Corp. (b)	109,935	4,804,160
eBay, Inc. (b)	69,100	2,280,991
Electronic Data Systems Corp.	294,350	5,666,238
EMC Corp. (b)	254,901	3,494,693
Intuit, Inc. (b)	20,000	902,200
Microsoft Corp.	1,504,356	37,368,202
Oracle Corp. (b)	720,400	9,509,280
Quest Software, Inc. (b)	13,000	177,190
Verisign, Inc. (b)	388,888	11,184,419
Yahoo!, Inc. (b)	193,072	6,689,945

		100,237,133

Conglomerates (0.4%)
Ingersoll Rand Co.	79,924	5,702,577

Consumer Products (0.8%)
Colgate-Palmolive Co.	72,237	3,605,349
ConAgra, Inc.	35,480	821,717
Estee Lauder Cos., Class A	175,876	6,882,027
Mattel, Inc.	23,000	420,900
VF Corp.	13,600	778,192

		12,508,185

Containers—Metal & Glass (0.3%)
Ball Corp.	76,100	2,736,556
Owens-Illinois, Inc. (b)	65,560	1,642,278

		4,378,834

Cruise Lines (0.7%)
Royal Caribbean Cruises Ltd.	212,211	10,262,524

Drugs (0.6%)
Amgen, Inc. (b)	149,165	9,018,516

Electronics (0.7%)
Arrow Electronics, Inc. (b)	213,500	5,798,660
KLA-Tencor Corp.	88,000	3,845,600

		9,644,260

Energy (0.1%)
Progress Energy, Inc.	33,000	1,492,920

Financial Services (8.3%)
American Express Co.	78,400	4,173,232
Bear Stearns Cos., Inc.	92,128	9,575,784

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Financial Services (continued)
Capital One Financial Corp.	164,515	$13,162,845
Citigroup, Inc.	140,663	6,502,850
Countrywide Credit Industries, Inc.	265,951	10,268,368
E*Trade Group, Inc. (b)	30,000	419,700
Edwards (A.G.), Inc.	14,300	645,645
First American Financial Corp.	128,350	5,151,969
Freddie Mac	9,137	596,007
Goldman Sachs Group, Inc.	77,428	7,899,205
Greenhill & Co., Inc.	24,100	976,291
Hudson City Bancorp, Inc.	556,000	6,343,960
Interactive Data Corp.	15,000	311,700
J.P. Morgan Chase & Co.	196,943	6,956,027
Kkr Financial Corp. (b)	236,100	5,902,500
Lehman Brothers Holding, Inc.	215,851	21,429,686
Merrill Lynch & Co., Inc.	195,734	10,767,327
Morgan Stanley	140,965	7,396,434
New York Community Bancorp	13,000	235,560
Robert Half International, Inc.	18,200	454,454
T Rowe Price Group, Inc.	8,000	500,800
United Dominion Realty Trust, Inc.	6,600	158,730
Wells Fargo & Co.	19,500	1,200,810

		121,029,884

Food & Beverage (2.2%)
Archer-Daniels-Midland Co.	317,472	6,787,552
Brown-Forman Corp.	23,000	1,390,580
Campbell Soup Co.	157,200	4,837,044
Constellation Brands, Inc. (b)	174,950	5,161,025
Hershey Foods Corp.	20,000	1,242,000
Hormel Foods Corp.	166,500	4,883,445
PepsiCo, Inc.	62,357	3,362,913
Safeway, Inc.	161,946	3,658,360
Smithfield Foods, Inc. (b)	61,168	1,668,051

		32,990,970

Gaming & Leisure (0.1%)
Boyd Gaming Corp.	25,190	1,287,965

Healthcare (8.2%)
Aetna, Inc.	105,600	8,745,792
Bristol-Myers Squibb Co.	175,704	4,389,086
Genzyme Corp. (b)	123,569	7,425,261
HCA, Inc.	15,600	884,052
Johnson & Johnson, Inc.	689,812	44,837,779
Manor Care, Inc.	20,000	794,600

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Healthcare (continued)
Medco Health Solutions, Inc. (b)	93,050	$4,965,148
Triad Hospitals, Inc. (b)	143,300	7,829,912
Unitedhealth Group, Inc.	510,726	26,629,254
Varian Medical Systems, Inc. (b)	52,000	1,941,160
Wellpoint, Inc. (b)	156,200	10,877,768

		119,319,812

Hotels & Motels (0.5%)
Starwood Hotels & Resorts Worldwide	133,165	7,799,474

Instruments—Scientific (0.3%)
Thermo Electron Corp. (b)	187,233	5,030,951

Insurance (4.9%)
ACE Ltd.	15,000	672,750
Allstate Corp.	277,118	16,557,800
American International Group, Inc.	161,011	9,354,739
Aon Corp.	14,000	350,560
Assurant, Inc.	168,817	6,094,294
Chubb Corp.	87,950	7,529,400
Hartford Financial Services Group, Inc.	101,750	7,608,865
MetLife, Inc.	166,194	7,468,758
Principal Financial Group	90,310	3,783,989
Prudential Financial, Inc.	160,865	10,562,396
Wellchoice, Inc. (b)	15,600	1,083,732
XL Capital Ltd.	20,000	1,488,400

		72,555,683

Machinery & Equipment (0.1%)
Deere & Co.	21,000	1,375,290
Toro Co.	14,400	555,984

		1,931,274

Manufacturing (1.1%)
American Standard Cos., Inc.	82,003	3,437,566
Danaher Corp.	69,138	3,618,683
Eaton Corp.	4,100	245,590
Illinois Tool Works, Inc.	21,700	1,729,056
Textron, Inc.	10,600	804,010
Tyco International Ltd.	204,185	5,962,202

		15,797,107

Medical Products (1.1%)
Bausch & Lomb, Inc.	69,771	5,790,993
Becton, Dickinson & Co.	71,800	3,767,346

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Medical Products (continued)
Fisher Scientific International, Inc. (b)	105,250	$6,830,725

		16,389,064

Metals (1.3%)
Phelps Dodge Corp.	167,400	15,484,500
Southern Peru Copper Corp.	92,980	3,983,263

		19,467,763

Multi-Industry (0.3%)
Lowes Corp.	62,550	4,847,625

Multimedia (2.1%)
Carmike Cinemas, Inc.	1,700	52,156
Dreamworks Animation, Inc. (b)	12,370	324,094
EchoStar Communications Corp., Class A	135,257	4,077,999
Liberty Media Corp. (b)	486,100	4,953,359
News Corp.	101,757	1,646,428
Time Warner, Inc. (b)	678,166	11,332,154
Walt Disney Co. (The)	318,016	8,007,643
Westwood One, Inc.	20,000	408,600

		30,802,433

Office Automation & Equipment (0.3%)
Xerox Corp. (b)	322,764	4,450,916

Oil & Gas (11.7%)
Amerada Hess Corp.	1,400	149,114
Anadarko Petroleum Corp.	49,500	4,066,425
Apache Corp.	120,580	7,789,468
Baker Hughes, Inc.	43,200	2,210,112
BJ Services Co.	60,200	3,159,296
Bois D’ARC Energy, Inc. (b)	128,090	1,889,328
ChevronTexaco Corp.	764,738	42,764,148
Conocophillips	300,164	17,256,428
ENSCO International, Inc.	20,700	740,025
Exxon Mobil Corp.	679,768	39,066,266
Kerr-Mcgee Corp.	37,000	2,823,470
Nabors Industries Ltd. (b)	177,190	10,741,258
National-OilWell, Inc. (b)	115,400	5,486,116
Newfield Exploration Co. (b)	12,000	478,680
Occidental Petroleum Corp.	24,000	1,846,320
Oneok, Inc.	33,835	1,104,713
Praxair, Inc.	86,800	4,044,880
Precision Drilling Corp. ADR — CA (b)	24,000	947,520

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Oil & Gas (continued)
Rowan Cos., Inc.	34,200	$1,016,082
Sempra Energy	379,970	15,696,561
Shell Transport & Trading Co. ADR — GB	13,400	778,004
Smith International, Inc.	20,300	1,293,110
Transocean, Inc. (b)	22,000	1,187,340
Unit Corp. (b)	13,000	572,130
Weatherford International, Inc. (b)	81,700	4,736,966

		171,843,760

Paper & Forest Products (1.1%)
International Paper Co.	332,090	10,032,439
Meadwestvaco Corp.	209,757	5,881,586

		15,914,025

Pharmaceuticals (1.3%)
Pfizer, Inc.	706,555	19,486,787

Restaurants (1.2%)
Darden Restaurants, Inc.	261,823	8,634,923
McDonald’s Corp.	332,600	9,229,650

		17,864,573

Retail (6.2%)
Albertson’s, Inc.	791,366	16,365,449
Costco Wholesale Corp.	160,206	7,180,433
CVS Corp.	337,900	9,822,753
Dollar General	162,833	3,315,280
Federated Department Stores, Inc.	63,850	4,678,928
Foot Locker, Inc.	16,000	435,520
Home Depot, Inc.	131,226	5,104,691
Hughes Supply, Inc.	22,500	632,250
Kohl’s Corp. (b)	130,995	7,323,930
Kroger Co. (b)	117,462	2,235,302
Office Depot, Inc. (b)	196,620	4,490,801
Petsmart, Inc.	196,383	5,960,224
Radioshack Corp.	218,806	5,069,735
Staples, Inc.	319,400	6,809,608
Target Corp.	67,065	3,649,007
Wal-Mart Stores, Inc.	195,153	9,406,375

		92,480,286

Semiconductors (3.4%)
Altera Corp. (b)	30,000	594,600
Applied Materials, Inc.	79,400	1,284,692

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Semiconductors (continued)
Intel Corp.	876,836	$22,850,346
Maxim Integrated Products, Inc.	172,893	6,606,242
Microchip Technology, Inc.	236,116	6,993,756
Micron Technology, Inc. (b)	448,009	4,574,172
Novellus Systems (b)	31,025	766,628
Texas Instruments, Inc.	259,677	7,289,133

		50,959,569

Steel (0.4%)
Carpenter Technology Corp.	18,000	932,400
Nucor Corp.	42,700	1,947,974
United States Steel Corp.	69,600	2,392,152

		5,272,526

Technology (0.7%)
Ingram Micro, Inc. (b)	299,600	4,691,736
Linear Technology Corp.	75,000	2,751,750
Rockwell International Corp.	16,000	779,360
Xilinx, Inc.	109,181	2,784,116

		11,006,962

Telecommunications (2.9%)
Alltel Corp.	89,800	5,592,744
Corning, Inc. (b)	126,610	2,104,258
Harris Corp.	179,950	5,616,240
Motorola, Inc.	543,972	9,932,929
SBC Communications, Inc.	477,139	11,332,050
Sprint Corp.	247,150	6,200,994
Verizon Communications	51,587	1,782,331

		42,561,546

Tire & Rubber (0.0%)
Bandag, Inc.	290	13,355

Tobacco (2.2%)
Altria Group, Inc.	390,451	25,246,561
Reynolds American, Inc.	80,512	6,344,346
U.S.T., Inc.	25,000	1,141,500

		32,732,407

Transportation (4.3%)
Burlington Northern Santa Fe Corp.	482,750	22,727,871
CSX Corp.	157,050	6,699,753
Fedex Corp.	66,800	5,411,468
J.B. Hunt Transport Services, Inc.	544,778	10,514,215

8

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GARTMORE GVIT NATIONWIDE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Transportation (continued)
Norfolk Southern Corp.	571,042	$17,679,460
Union Pacific Corp.	8,300	537,840

		63,570,607

Utilities (1.6%)
AES Corp. (b)	185,219	3,033,887
Constellation Energy Group	123,369	7,117,158
Dominion Resources, Inc.	25,700	1,886,123
Duke Energy Corp.	325,000	9,662,250
Nisource, Inc.	5,000	123,650
Southern Co.	43,500	1,508,145

		23,331,213

Total Common Stocks		1,429,405,577

COMMERCIAL PAPER (4.6%)
Banks—Domestic (2.7%)
Countrywide Home Loans, 3.45%, 07/01/05	$41,144,000	41,144,000

Banks—Foreign (1.9%)
UBS Delaware, 3.26%, 07/05/05	27,411,000	27,398,589

Total Commercial Paper		68,542,589

Shares or Principal Amount		Value

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (5.6%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — note 2 (Securities Lending)	$82,516,865	$82,516,865

Total Short-Term Securities Held as Collateral for Securities Lending		82,516,865

Total Investments (Cost $1,488,429,456) (a) — 106.7%		1,580,465,031
Liabilities in excess of other assets — (6.7%)		(99,670,410)

NET ASSETS — 100.0%		$1,480,794,621

(a)	See notes to financial statement for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

GB	United Kingdom

IL	Israel

At June 30, 2005 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts*	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
15	S&P 500 Futures	09/15/05	$4,483,125	$(39,750)

*	Cash pledged as collateral.

See notes to financial statements.

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GARTMORE GVIT NATIONWIDE FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $1,488,429,456)	$1,580,465,031

Cash	236,654
Interest and dividends receivable	1,332,183
Receivable for investments sold	15,437,574
Prepaid expenses and other assets	49,503

Total Assets	1,597,520,945

Liabilities:
Payable for investments purchased	33,236,462
Payable for variation margin on futures contracts	27,750
Payable for return of collateral received for securities on loan	82,516,865
Accrued expenses and other payables:
Investment advisory fees	702,948
Fund administration and transfer agent fees	43,852
Distribution fees	2,684
Administrative servicing fees	170,147
Other	25,616

Total Liabilities	116,726,324

Net Assets	$1,480,794,621

Represented by:
Capital	$1,590,478,695
Accumulated net investment income (loss)	22,435
Accumulated net realized gain (losses) from investment and futures transactions	(201,702,334)
Net unrealized appreciation (depreciation) on investments and futures	91,995,825

Net Assets	$1,480,794,621

Net Assets:
Class I Shares	$1,307,443,811
Class II Shares	13,001,133
Class III Shares	722,789
Class IV Shares	159,626,888

Total	$1,480,794,621

Shares outstanding (unlimited number of shares authorized):
Class I Shares	117,411,939
Class II Shares	1,169,577
Class III Shares	64,814
Class IV Shares	14,336,827

Total	132,983,157

Net asset value and offering price per share:*
Class I Shares	$11.14
Class II Shares	$11.12
Class III Shares	$11.15
Class IV Shares	$11.13

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$624,785
Dividend income	10,916,215
Income from securities lending	81,866

Total Income	11,622,866

Expenses:
Investment advisory fees	4,287,378
Fund administration and transfer agent fees	485,577
Distribution fees Class II Shares	15,297
Administrative servicing fees Class I Shares	982,055
Administrative servicing fees Class II Shares	9,375
Administrative servicing fees Class III Shares	501
Administrative servicing fees Class IV Shares	118,914
Other**	301,934

Total Expenses	6,201,031

Net Investment Income (Loss)	5,421,835

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	86,542,880
Net change in unrealized appreciation/depreciation on investments and futures	(86,538,596)

Net realized/unrealized gains (losses) on investments and futures	4,284

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,426,119

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

10

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GARTMORE GVIT NATIONWIDE FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$5,421,835	$16,557,620
Net realized gains (losses) on investment transactions	86,542,880	132,174,826
Net change in unrealized appreciation/depreciation on investments	(86,538,596)	(4,802,619)

Change in net assets resulting from operations	5,426,119	143,929,827

Distributions to Class I shareholders from:
Net investment income	(5,343,355)	(17,672,987)
Distributions to Class II shareholders from:
Net investment income	(36,484)	(104,002)
Distributions to Class III shareholders from:
Net investment income	(3,224)	(10,479)
Distributions to Class IV shareholders from:
Net investment income	(650,698)	(2,092,528)

Change in net assets from shareholder distributions	(6,033,761)	(19,879,996)

Change in net assets from capital transactions	(100,459,513)	(178,235,775)

Change in net assets	(101,067,155)	(54,185,944)
Net Assets:
Beginning of period	1,581,861,776	1,636,047,720

End of period	$1,480,794,621	$1,581,861,776

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,811,098	$9,230,749
Dividends reinvested	5,343,354	17,672,987
Cost of shares redeemed	(102,877,245)	(194,143,788)

	(94,722,793)	(167,240,052)

Class II Shares
Proceeds from shares issued	2,646,228	8,221,409
Dividends reinvested	36,484	104,002
Cost of shares redeemed	(914,778)	(3,504,688)

	1,767,934	4,820,723

Class III Shares
Proceeds from shares issued	130,297	629,071
Dividends reinvested	3,224	10,479
Cost of shares redeemed	(255,717)	(741,353)

	(122,196)	(101,803)

Class IV Shares
Proceeds from shares issued	2,392,014	5,160,379
Dividends reinvested	650,698	2,092,528
Cost of shares redeemed	(10,425,170)	(22,967,550)

	(7,382,458)	(15,714,643)

Change in net assets from capital transactions	$(100,459,513)	$(178,235,775)

11

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE FUND

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	254,777	881,678
Reinvested	483,184	1,653,559
Redeemed	(9,322,087)	(18,697,631)

	(8,584,126)	(16,162,394)

Class II Shares
Issued	240,457	780,353
Reinvested	3,306	9,641
Redeemed	(82,740)	(324,495)

	161,023	465,499

Class III Shares
Issued	11,748	61,597
Reinvested	291	980
Redeemed	(23,199)	(71,238)

	(11,160)	(8,661)

Class IV Shares
Issued	216,920	497,565
Reinvested	58,839	195,738
Redeemed	(945,412)	(2,212,346)

	(669,653)	(1,519,043)

See notes to financial statements.

12

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Nationwide Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2000	$18.81	0.12	(0.47)	(0.35)	(0.12)	(6.70)	(6.82)	$11.64	(2.12%	)	$2,014,759	0.78%		0.63%		0.81%		0.60%		148.28%
Year Ended December 31, 2001(c)	$11.64	0.08	(1.46)	(1.38)	(0.08)	(0.29)	(0.37)	$9.89	(11.82%	)	$1,677,316	0.78%		0.77%		0.82%		0.73%		58.36%
Year Ended December 31, 2002	$9.89	0.08	(1.79)	(1.71)	(0.08)	—	(0.08)	$8.10	(17.35%	)	$1,252,686	0.83%		0.84%		0.84%		0.83%		33.25%
Year Ended December 31, 2003	$8.10	0.08	2.14	2.22	(0.05)	—	(0.05)	$10.27	27.51%		$1,459,917	0.83%		0.83%		(i	)	(i	)	129.01%
Year Ended December 31, 2004	$10.27	0.12	0.88	1.00	(0.14)	—	(0.14)	$11.13	9.75%		$1,402,753	0.83%		1.07%		(i	)	(i	)	131.43%
Six Months Ended June 30, 2005 (Unaudited)	$11.13	0.04	0.01	0.05	(0.04)	—	(0.04)	$11.14	0.49%	(g)	$1,307,444	0.82%	(h)	0.73%	(h)	(i	)	(i	)	76.68%

Class II Shares
Period Ended December 31, 2002(d)	$8.68	0.04	(0.57)	(0.53)	(0.05)	—	(0.05)	$8.10	(6.14%	)(g)	$765	1.07%	(h)	1.03%	(h)	(i	)	(i	)	33.25%
Year Ended December 31, 2003	$8.10	0.05	2.15	2.20	(0.04)	—	(0.04)	$10.26	27.23%		$5,570	1.08%		0.60%		(i	)	(i	)	129.01%
Year Ended December 31, 2004	$10.26	0.08	0.89	0.97	(0.11)	—	(0.11)	$11.12	9.53%		$11,210	1.08%		0.95%		(i	)	(i	)	131.43%
Six Months Ended June 30, 2005 (Unaudited)	$11.12	0.03	—	0.03	(0.03)	—	(0.03)	$11.12	0.29%	(g)	$13,001	1.08%	(h)	0.47%	(h)	(i	)	(i	)	76.68%

Class III Shares
Period Ended December 31, 2002(e)	$9.78	0.05	(1.65)	(1.60)	(0.07)	—	(0.07)	$8.11	(16.38%	)(g)	$399	0.72%	(h)	1.07%	(h)	(i	)	(i	)	33.25%
Year Ended December 31, 2003	$8.11	0.09	2.13	2.22	(0.05)	—	(0.05)	$10.28	27.48%		$870	0.83%		0.83%		(i	)	(i	)	129.01%
Year Ended December 31, 2004	$10.28	0.11	0.89	1.00	(0.13)	—	(0.13)	$11.15	9.84%		$847	0.83%		1.05%		(i	)	(i	)	131.43%
Six Months Ended June 30, 2005 (Unaudited)	$11.15	0.05	—	0.05	(0.05)	—	(0.05)	$11.15	0.41%	(g)	$723	0.80%	(h)	0.74%	(h)	(i	)	(i	)	76.68%

Class IV Shares
Period Ended December 31, 2003(f)	$8.30	0.05	1.95	2.00	(0.03)	—	(0.03)	$10.27	24.17%	(g)	$169,690	0.83%	(h)	0.85%	(h)	(i	)	(i	)	129.01%
Year Ended December 31, 2004	$10.27	0.12	0.88	1.00	(0.14)	—	(0.14)	$11.13	9.75%		$167,051	0.83%		1.06%		(i	)	(i	)	131.43%
Six Months Ended June 30, 2005 (Unaudited)	$11.13	0.04	—	0.04	(0.04)	—	(0.04)	$11.13	0.40%	(g)	$159,627	0.82%	(h)	0.72%	(h)	(i	)	(i	)	76.68%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from July 11, 2002 (commencement of operations) through December 31, 2002.

(e)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(g)	Not annualized.

(h)	Annualized.

(i)	There were no fee reductions during the period.

See notes to financial statements.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, was subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Nationwide Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

“Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Commercial Paper	HSBC Finance Corp.	$18,000,000	3.14%	07/05/05
Commercial Paper	Lexington Parker Capital	4,465,534	3.05%	07/08/05
Commercial Paper	Master Fund LLC Series B	4,983,761	3.17%	07/14/05
Domestic Certificates of Deposit — Fixed	Washington Mutual Bank FA	8,501,954	3.15%	08/01/05
Funding Agreement	GE Life and Annutiy	2,000,000	3.32%	07/14/05
Master Note — Floating	CDC Financial Product Inc.	3,500,000	3.54%	07/01/05
Master Note — Floating	CITIGroup Global Markets Inc.	12,000,000	3.51%	07/01/05
Medium Term Note — Floating	General Electric Capital Corp.	1,000,171	3.37%	09/08/05
Medium Term Note — Floating	Pacific Life Global Funding	9,997,365	3.24%	07/26/05
Money Market Fund	JPM S/L Collateral Investment	4,000,000	3.26%	07/01/05
Repurchase Agreements	Nomura Securities	9,068,080	3.48%	07/01/05
Yankee Certificates of Deposit — Floating	Credit Suisse First Boston, NY	5,000,000	3.25%	08/10/05

As of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$81,005,573	$82,516,865

(g)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$5,117,697	$126,537,338	$(39,619,460)	$86,917,878

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3.	Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
Up to $1 billion	0.60%
Next $1 billion	0.58%
Next $3 billion	0.55%
$5 billion or more	0.50%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% on Class IV shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $1,126,420,173 and sales of $1,238,445,250.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

19

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Voting	Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1: Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

20

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2: Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr. Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

25

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26

Gartmore GVIT Growth Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

8	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Growth Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Growth Fund returned 0.45% (Class I at NAV) versus -1.72% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the average return for the Fund’s Lipper peer category of Large-Cap Growth Funds was -1.42%.

The Fund is managed with a low tracking error to the benchmark and places emphasis on stock selection to add value. For this semi-annual reporting period the Fund outperformed the benchmark by more than two percentage points during the reporting period. The outperformance was driven by strong stock selection, particularly in the information technology, consumer discretionary and consumer staples sectors. In technology, the Fund benefited from its holdings in Internet search engine Google Inc., which rewarded investors with upwardly revised earnings, increasing market share and robust paid-search revenues. Another technology holding boosting the Fund’s results was microprocessor maker Intel Corp. A strong product lineup and improved demand for desktop computers led to expanding profit margins for Intel.

In the consumer discretionary sector, Nordstrom, Inc. was a key contributor. The department store chain’s share price benefited from solid increases in same-store sales, due to the company’s reputation for excellent service, quality merchandise and reasonable prices. In consumer staples, personal products maker The Gillette Co. performed well, as the company received a buyout offer from Procter & Gamble Co. at a premium to the price at which Gillette’s stock was trading at the time.

Holding back the Fund’s performance was biotechnology stock Biogen Idec Inc., which was hampered by the news that the company had voluntarily withdrawn from the market its multiple sclerosis medication, Tysabri, because of its apparent link to several deaths from a rare central nervous system disease. In the financials sector, consumer lender The First Marblehead Corp. and Investors Financial Services Corp., a provider of back-office services to asset management companies, struggled in part because of a flattening yield curve, a condition in which the difference between long-term and short-term interest rates narrows.

Important changes during the reporting period included a reduction in the Fund’s industrials weighting, which went from an overweighting to an underweighting versus the benchmark. In our opinion, sentiment regarding this sector had been overly optimistic, and we did not believe that such optimism was justified in relation to the capital spending we observed for industrial products. Conversely, we increased the Fund’s weighting in consumer discretionary stocks, especially in the retail area and the hotels, restaurants and leisure segment.

While the U.S. economy could slow from its recent pace, we should keep in mind that for the past two quarters, economists have had to revise gross domestic product growth upward from initial estimates. Similarly, personal disposable income continues to be surprisingly strong, buoyed in part by a robust housing market. At present, therefore, we are comfortable with the Fund’s modest overweightings in the technology and consumer discretionary sectors, and we anticipate a reasonably favorable near-term environment for applying our disciplined brand of bottom-up stock picking—a strategy that involves considering companies simply on their own merit, without regard to their given industries/sectors or the current economic conditions.

PORTFOLIO MANAGERS: Christopher Baggini, CFA and Douglas Burtnick, CFA

Russell 1000® Growth Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the largest 1,000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

1

Gartmore GVIT Growth Fund (continued)

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Growth Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Ten years
Class I2	0.45%	5.83%	-11.64%	3.90%
Class IV3	0.46%	5.83%	-11.63%	3.91%
*	Not Annualized.
1	Not subject to any sales charges.
2	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
3	These returns until the creation of Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class IV shares would have produced because Class IV shares invest in the same portfolio of securities.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Growth Fund, the Russell 1000 Growth Index (Russell 1000 Growth)(a), and the Consumer Price Index (CPI)(b) over a 10-year period ended 06/30/05. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Russell 1000 Growth measures the performance of those companies in the Russell 1000 Index (the largest 1000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Growth Fund
Class I	Actual	$1,000	$1,005	$4.27	0.86%
	Hypothetical[1]	$1,000	$1,021	$4.32	0.86%
Class IV	Actual	$1,000	$1,005	$4.27	0.86%
	Hypothetical[1]	$1,000	$1,021	$4.32	0.86%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	Gartmore GVIT Growth Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	99.9%
Commercial Paper	0.3%
Other Investments*	7.7%
Liabilities in excess of other assets**	-7.9%

100.0%

Top Holdings
Johnson & Johnson	3.7%
Intel Corp.	3.4%
Microsoft Corp.	3.3%
Cisco Systems, Inc.	3.2%
General Electric Co.	2.6%
PepsiCo, Inc.	2.5%
Dell, Inc.	2.2%
Capital One Financial Corp.	2.0%
VeriSign, Inc.	1.8%
Franklin Resources, Inc.	1.7%
Other Holdings	73.6%

100.0%

Top Industries
Retail	11.5%
Healthcare	10.4%
Telecommunications	9.1%
Financial Services	8.5%
Manufacturing	6.8%
Computer Software & Services	6.5%
Drugs	5.3%
Semiconductors	4.6%
Computer Equipment	4.3%
Medical Products	4.2%
Other Industries	28.8%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GROWTH FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (99.9%)
Aerospace & Defense (2.3%)
Boeing Co.	29,650	$1,956,900
United Technologies Corp.	70,200	3,604,770

		5,561,670

Agriculture (0.7%)
Monsanto Co.	27,100	1,703,777

Building—Residential & Commercial (0.5%)
Toll Brothers, Inc. (b)	12,900	1,309,995

Business Services (1.2%)
CRA International, Inc. (b)	28,350	1,526,648
Monster Worldwide, Inc. (b)	51,280	1,470,710

		2,997,358

Chemicals (1.5%)
Albemarle Corp.	31,700	1,156,099
Praxair, Inc.	51,930	2,419,938

		3,576,037

Coal (0.9%)
Peabody Energy Corp.	40,850	2,125,834

Computer Equipment (4.3%)
AutoDesk, Inc.	72,440	2,489,763
Dell, Inc. (b)	134,600	5,318,045
EMC Corp. (b)	191,250	2,622,038

		10,429,846

Computer Networks (3.2%)
Cisco Systems, Inc. (b)	409,350	7,822,679

Computer Software & Services (6.5%)
Cognizant Technology Solutions Corp. (b)	39,670	1,869,647
Google, Inc. (b)	8,420	2,476,743
Microsoft Corp.	322,370	8,007,671
THQ, Inc. (b)	36,600	1,071,282
Yahoo! Inc. (b)	68,580	2,376,297

		15,801,640

Consumer Products (1.4%)
Colgate-Palmolive Co.	29,050	1,449,886
Estee Lauder Cos., Inc., Class A	52,720	2,062,933

		3,512,819

Drugs (5.3%)
Abbott Laboratories	74,370	3,644,873
Eli Lilly & Co.	60,670	3,379,926
Schering-Plough Corp.	120,450	2,295,777

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Drugs (continued)
Sepracor, Inc. (b)	20,150	$1,209,202
Wyeth	53,620	2,386,090

		12,915,868

Electronics (3.4%)
Intel Corp.	316,000	8,234,960

Financial Services (8.2%)
American Express Corp.	66,420	3,535,537
Bank of America Corp.	33,800	1,541,618
Capital One Financial Corp.	57,790	4,623,777
Chicago Mercantile Exchange	6,080	1,796,640
Countrywide Financial Corp.	44,450	1,716,215
Franklin Resources, Inc.	54,730	4,213,115
Goldman Sachs Group, Inc.	23,730	2,420,935

		19,847,837

Food & Beverage (4.1%)
Coca-Cola Co. (The)	34,150	1,425,763
Constellation Brands Inc (b)	40,700	1,200,650
Darden Restaurants, Inc.	38,850	1,281,273
PepsiCo, Inc.	110,960	5,984,072

		9,891,758

Healthcare (10.4%)
Amgen, Inc. (b)	52,190	3,155,407
Fisher Scientific International, Inc. (b)	23,880	1,549,812
Ivax Corp. (b)	75,480	1,622,820
Johnson & Johnson	134,030	8,711,951
Medcohealth Solutions, Inc. (b)	45,600	2,433,216
UnitedHealth Group, Inc.	76,560	3,991,838
Wellpoint, Inc. (b)	49,900	3,475,036

		24,940,080

Hotels & Casinos (3.7%)
Harrah’s Entertainment, Inc.	16,700	1,203,569
Marriott International, Inc.	48,190	3,287,522
Starwood Hotels & Resorts	36,890	2,160,647
Station Casinos, Inc.	35,520	2,358,528

		9,010,266

Manufacturing (6.8%)
American Standard Cos., Inc.	43,020	1,803,398
D. R. Horton, Inc.	33,800	1,271,218
Danaher Corp.	34,850	1,824,049
Deere & Co.	22,050	1,444,055
General Electric Co.	180,700	6,261,254

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GROWTH FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Manufacturing (continued)
Honeywell International, Inc.	39,100	$1,432,233
Textron, Inc.	32,450	2,461,333

		16,497,540

Medical Products (4.2%)
Genentech, Inc. (b)	19,260	1,546,193
Invitrogen Corp. (b)	38,050	3,169,185
St. Jude Medical, Inc. (b)	72,000	3,139,920
Stryker Corp.	51,020	2,426,511

		10,281,809

Multimedia (2.5%)
Activision, Inc. (b)	111,480	1,841,650
News Corp., Class A	114,590	1,854,066
Walt Disney Co. (The)	95,330	2,400,409

		6,096,125

Oil & Gas (2.3%)
Baker Hughes, Inc.	19,350	989,946
National-OilWell, Inc. (b)	20,750	986,455
Transocean, Inc. (b)	49,170	2,653,705
Weatherford International Ltd. (b)	16,550	959,569

		5,589,675

Retail (11.5%)
American Eagle Outfitters	59,500	1,823,675
Brinker International, Inc. (b)	50,850	2,036,543
Coach, Inc. (b)	37,900	1,272,303
CVS Corp.	105,800	3,075,606
eBay, Inc. (b)	70,750	2,335,458
Home Depot, Inc. (The)	60,980	2,372,122
Kohl’s Corp. (b)	59,170	3,308,195
Lowe’s Cos., Inc.	63,450	3,694,058
Nordstrom, Inc.	25,360	1,723,719
Target Corp.	55,700	3,030,637
Wal-Mart Stores, Inc.	63,730	3,071,786

		27,744,102

Semiconductors (4.6%)
Analog Devices, Inc.	65,250	2,434,478
Broadcom Corp. (b)	81,010	2,876,664
Maxim Integrated Products, Inc.	62,760	2,398,060
Texas Instruments, Inc.	81,000	2,273,670
Xilinx, Inc.	46,650	1,189,575

		11,172,447

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Telecommunications (9.1%)
Alamosa Holdings, Inc. (b)	142,610	$1,982,279
Comverse Technology, Inc. (b)	152,870	3,615,375
Corning, Inc. (b)	123,400	2,050,908
Juniper Networks, Inc. (b)	133,600	3,364,048
Motorola, Inc.	113,000	2,063,380
Nokia Corp. ADR — FI	145,640	2,423,450
Sprint Corp.	84,550	2,121,360
VeriSign, Inc. (b)	146,860	4,223,693

		21,844,493

Transportation Services (1.3%)
C.H. Robinson Worldwide, Inc.	20,770	1,208,814
Carnival Corp.	35,930	1,959,982

		3,168,796

Total Common Stocks		242,077,411

COMMERCIAL PAPER (0.3%)
Financial Services (0.3%)
Countrywide Home Loans, 3.45%, 7/1/05	$819,000	819,000

Total Commercial Papers		819,000

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (7.7%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — note 2 (Securities Lending)	18,648,777	18,648,777

Total Investments (Cost $247,829,327) (a) — 107.9%		261,545,188
Liabilities in excess of other assets — (7.9%)		(19,115,739)

NET ASSETS — 100.0%		$242,429,449

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

FI	Finland

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GROWTH FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $247,829,327)	$261,545,188

Cash	919
Interest and dividends receivable	99,145
Receivable for investments sold	6,960,575
Prepaid expenses and other assets	3,282

Total Assets	268,609,109

Liabilities:
Payable for investments purchased	7,370,611
Payable for return of collateral received for securities on loan	18,648,777
Accrued expenses and other payables:
Investment advisory fees	121,490
Fund administration and transfer agent fees	7,068
Administrative servicing fees	28,237
Other	3,477

Total Liabilities	26,179,660

Net Assets	$242,429,449

Represented by:
Capital	$550,417,995
Accumulated net investment income (loss)	(20,777)
Accumulated net realized gains (losses) from investment transactions	(321,683,630)
Net unrealized appreciation (depreciation) on investments	13,715,861

Net Assets	$242,429,449

Net Assets:
Class I Shares	$206,154,300
Class IV Shares	36,275,149

Total	$242,429,449

Shares outstanding (unlimited number of shares authorized):
Class I Shares	19,088,939
Class IV Shares	3,359,500

Total	22,448,439

Net asset value and offering price per share:*
Class I Shares	$10.80
Class IV Shares	$10.80

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$15,135
Dividend income	1,190,024
Income from securities lending	17,627

Total Income	1,222,786

Expenses:
Investment advisory fees	735,364
Fund administration and transfer agent fees	80,490
Administrative servicing fees Class I Shares	155,311
Administrative servicing fees Class IV Shares	26,858
Other**	51,423

Total Expenses	1,049,446

Net Investment Income (Loss)	173,340

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	7,779,986
Net change in unrealized appreciation/depreciation on investments	(7,238,743)

Net realized/unrealized gains (losses) on investments	541,243

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$714,583

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GROWTH FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$173,340	$685,987
Net realized gains (losses) on investment transactions	7,779,986	27,205,825
Net change in unrealized appreciation/depreciation on investments	(7,238,743)	(8,047,573)

Change in net assets resulting from operations	714,583	19,844,239

Distributions to Class I shareholders from:
Net investment income	(169,795)	(717,073)
Distributions to Class IV shareholders from:
Net investment income	(30,322)	(120,939)

Change in net assets from shareholder distributions	(200,117)	(838,012)

Change in net assets from capital transactions	(20,452,753)	(35,399,574)

Change in net assets	(19,938,287)	(16,393,347)
Net Assets:
Beginning of period	262,367,736	278,761,083

End of period	$242,429,449	$262,367,736

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,594,283	$8,544,891
Dividends reinvested	169,795	717,073
Cost of shares redeemed	(22,322,404)	(45,957,810)

	(18,558,326)	(36,695,846)

Class IV Shares
Proceeds from shares issued	1,512,635	7,007,935
Dividends reinvested	30,322	120,939
Cost of shares redeemed	(3,437,384)	(5,832,602)

	(1,894,427)	1,296,272

Change in net assets from capital transactions	$(20,452,753)	$(35,399,574)

SHARE TRANSACTIONS:
Class I Shares
Issued	343,726	844,873
Reinvested	15,946	67,417
Redeemed	(2,111,344)	(4,595,533)

	(1,751,672)	(3,683,243)

Class IV Shares
Issued	142,973	691,327
Reinvested	2,847	11,366
Redeemed	(323,839)	(582,517)

	(178,019)	120,176

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Growth Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2000	$25.71	(0.01)	(6.76)	(6.77)	(0.04)	(4.22)	(4.26)	$14.68	(26.53%	)	$606,599	0.80%		(0.07%	)	0.83%		(0.10%	)	205.34%
Year Ended December 31, 2001(c)	$14.68	(0.01)	(4.12)	(4.13)	—	—	—	$10.55	(28.13%	)	$352,147	0.80%		(0.10%	)	0.85%		(0.15%	)	227.28%
Year Ended December 31, 2002	$10.55	—	(3.03)	(3.03)	—	—	—	$7.52	(28.72%	)	$201,689	0.85%		(0.03%	)	0.85%		(0.03%	)	231.69%
Year Ended December 31, 2003	$7.52	0.01	2.45	2.46	(e)	—	—	$9.98	32.74%		$244,671	0.84%		0.09%		(h	)	(h	)	293.58%
Year Ended December 31, 2004	$9.98	0.02	0.79	0.81	(0.03)	—	(0.03)	$10.76	8.16%		$224,301	0.85%		0.26%		(h	)	(h	)	282.41%
Six Months Ended June 30, 2005 (Unaudited)	$10.76	0.01	0.04	0.05	(0.01)	—	(0.01)	$10.80	0.45%	(f)	$206,154	0.86%	(g)	0.14%	(g)	(h	)	(h	)	129.75%

Class IV Shares
Period Ended December 31, 2003(d)	$7.90	—	2.08	2.08	(e )	—	—	$9.98	26.37%	(f)	$34,090	0.84%	(g)	0.10%	(g)	(h	)	(h	)	293.58%
Year Ended December 31, 2004	$9.98	0.02	0.79	0.81	(0.03)	—	(0.03)	$10.76	8.16%		$38,067	0.85%		0.27%		(h	)	(h	)	282.41%
Six Months Ended June 30, 2005 (Unaudited)	$10.76	0.01	0.04	0.05	(0.01)	—	(0.01)	$10.80	0.46%	(f)	$36,275	0.86%	(g)	0.14%	(g)	(h	)	(h	)	129.75%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(e)	The amount is less than $0.005 per share.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Growth Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Commercial Paper	MacQuarie Bankk Ltd.	$2,496,840	3.25%	07/01/05
Master Note — Floating	CDC Financial Product Inc.	8,000,000	3.54%	07/01/05
Medium Term Note — Floating	General Electric Capital Corp.	1,000,171	3.37%	09/08/05
Repurchase Agreements	Nomura Securities	7,151,766	3.48%	07/01/05

As of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$18,191,056	$18,648,777

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k) Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$3,258,450	$12,984,462	$(2,527,051)	$10,457,411

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
Up to $250 million	0.60%
Next $750 million	0.575%
Next $1 billion	0.55%
Next $3 billion	0.525%
$5 billion or more	0.50%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund and 0.20% on Class IV shares of the Fund.

4. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $319,391,498 and sales of $336,981,977.

5. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

6. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Voting	Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1: Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2: Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr. Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Gartmore GVIT Government Bond Fund

Semiannual Report

| June 30, 2005

Contents

5	Statement of Investments

8	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Government Bond Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Government Bond Fund returned 3.39% (Class I at NAV) versus 2.99% for its benchmark, the Merrill Lynch Government Master Index. For broader comparison, the average return for the Fund’s Lipper peer category of General U.S. Government Funds was 2.95%.

Given the fact that the Federal Reserve was increasing the Federal Funds Rate during the period, the Fund performed well during the period, emphasizing spread product- any security with additional yield over treasuries. Mortgage backed securities (MBS) performed the best, followed by Agency notes and Treasuries.

The main component of Fund returns versus the benchmark was the positioning of the Fund in cash and bonds with a duration of 10 years and longer versus the more laddered composition of the benchmark index. During the reporting period two-year treasury notes’ yields increased 0.56% while 30-year Treasury yields fell 0.63%.

The main detractor from better performance was the Fund’s short duration versus that of the Index but this decision was based on wanting to keep some positions in the intermediate part of the yield curve as a safeguard in the event that our view on interest rates proved incorrect.

The Fund strategy remains the same and the next planned major positioning theme is to move into a more laddered position. We have exited some positions in MBS in anticipation of increasing prepayments, and we have increased the weighting in government-guaranteed products such as HUD and AID bonds. Our expectation for interest rates remains a range bound to lower long rates while two-year and shorter notes continue to underperform as the Fed continues to increase short-term interest rates.

PORTFOLIO MANAGER: Gary Hunt, CFA

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Merrill Lynch Government Master Index: An unmanaged index that gives a broad look at how U.S. government bonds have performed.

While the Fund invests primarily in securities of the U.S. government and its agencies, the Fund’s value is not guaranteed by these entities.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

1

Fund Performance	Gartmore GVIT Government Bond Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Ten years
Class I2	3.39%	6.85%	7.00%	6.45%
Class II3	3.27%	6.61%	6.73%	6.18%
Class III[3]	3.31%	6.77%	7.00%	6.46%
Class IV3	3.39%	6.85%	7.00%	6.46%
*	Not Annualized.
1	Not subject to any sales charges.
2	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
3	These returns until the creation of Class II shares, (July 8, 2002), Class III shares (May 20, 2002) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Government Bond Fund, Merrill Lynch US Government Master Index (ML US Govt)(a), and Consumer Price Index (CPI)(b) over as 10-year period ended 06/30/05. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	ML US Govt is an unmanaged index that gives a broad look at how U.S. government bonds have performed.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2

Shareholder

Expense Example	Gartmore GVIT Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Government Bond Fund
Class I	Actual	$1,000	$1,034	$3.63	0.72%
	Hypothetical[1]	$1,000	$1,021	$3.62	0.72%
Class II	Actual	$1,000	$1,033	$4.94	0.98%
	Hypothetical[1]	$1,000	$1,020	$4.92	0.98%
Class III	Actual	$1,000	$1,033	$3.68	0.73%
	Hypothetical[1]	$1,000	$1,021	$3.67	0.73%
Class IV	Actual	$1,000	$1,034	$3.63	0.72%
	Hypothetical[1]	$1,000	$1,021	$3.62	0.72%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

3

Portfolio Summary

(June 30, 2005)	Gartmore GVIT Government Bond Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
U.S. Government Sponsored and Agency Obligations	57.4%
U.S. Treasury Obligations	20.5%
Mortgage-Backed Securities	15.6%
Cash Equivalents	5.5%
Other Investments*	2.5%
Liabilities in excess of other assets**	-1.5%

100.0%

Top Holdings***
U.S. Treasury Bonds, 6.25%, 08/15/23	7.3%
Federal National Mortgage Association, 5.50%, 07/18/12	5.5%
U.S. Treasury Bonds, 8.13%, 08/15/21	4.5%
U.S. Treasury Bonds, 8.75%, 08/15/20	4.0%
AID — Israel, 5.50%, 12/04/23	3.6%
Federal Home Loan Mortgage Corporation, 4.65%, 10/10/13	2.8%
Federal Home Loan Mortgage Corporation, 2.60%, 05/10/06	2.6%
Federal National Mortgage Association, 3.55%, 01/12/07	2.5%
Federal National Mortgage Association, 2.75%, 08/17/07	2.4%
Federal National Mortgage Association, 6.00%, 12/25/33	2.3%
Other Holdings	62.5%

100.0%

Top Industries
Federal National Mortgage Association	32.3%
Federal Home Loan Mortgage Corporation	24.6%
U.S. Treasury Bonds	18.8%
Agency For International Development	8.8%
Federal Home Loan Bank	3.2%
Tennessee Valley Authority	1.7%
U.S. Treasury Inflation Protected Bonds	1.7%
Veterans Administration	1.1%
Housing and Urban Development	0.8%
Government-Backed Trust	0.3%
Other Industries	6.7%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (57.4%)
Agency For International Development (8.8%)
AID — Israel, 5.50%, 12/04/23	$40,000,000	$44,814,080
AID — Israel, 5.50%, 04/26/24	20,000,000	22,412,280
AID — Israel, 5.50%, 09/18/33	20,000,000	22,933,860
Fond’s D’Equipment Communication, 7.29%, 05/01/23	8,100,000	9,352,746
Government Backed Trust T-1, 0.00%, 05/15/07	10,000,000	9,314,580

		108,827,546

Federal Home Loan Bank (3.2%)
5.80%, 08/12/05	6,395,000	6,412,011
4.57%, 10/17/08	25,000,000	25,073,824
5.91%, 04/07/09	6,860,000	7,337,772

		38,823,607

Federal Home Loan Mortgage Corporation (17.7%)
6.80%, 08/22/05	5,000,000	5,023,530
6.79%, 08/26/05	5,000,000	5,025,310
2.25%, 12/15/05	16,120,000	15,998,987
2.60%, 05/10/06	32,960,000	32,635,641
2.76%, 05/19/06	28,140,000	27,893,212
6.75%, 05/30/06	4,400,000	4,516,926
2.15%, 06/02/06	20,000,000	19,711,120
6.70%, 01/09/07	5,000,000	5,212,730
5.50%, 04/01/07	1,115,497	1,132,499
4.26%, 07/19/07	20,000,000	20,136,200
4.65%, 10/10/13	35,000,000	34,854,364
4.80%, 12/18/13	8,350,000	8,421,150
5.20%, 03/05/19	15,000,000	15,228,780
5.50%, 08/20/19	20,000,000	20,307,560
6.50%, 03/15/31	2,314,650	2,377,510

		218,475,519

Federal National Mortgage Association (24.9%)
6.63%, 03/21/06	5,000,000	5,101,705
3.15%, 06/30/06	21,028,000	20,869,133
3.25%, 12/01/06	18,465,000	18,274,367
3.55%, 01/12/07	30,970,000	30,851,045
3.25%, 03/29/07	17,975,000	17,803,896
0.00%, 05/15/07	10,651,000	9,907,390
2.75%, 08/17/07	30,000,000	29,975,670

Shares or Principal Amount		Value

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.50%, 04/01/10	$16,942,383	$16,973,030
5.38%, 11/15/11	40,000	42,867
5.50%, 07/18/12	67,736,000	67,802,789
6.68%, 05/01/16	4,125,005	4,484,632
5.26%, 12/29/17	15,000,000	15,379,890
9.25%, 10/25/18	111,382	121,484
3.50%, 11/25/32	4,628,060	4,499,950
6.00%, 12/25/33	27,484,965	28,499,132
4.75%, 04/01/35	19,936,441	20,070,078
6.30%, 10/17/38	15,044,521	16,148,037

		306,805,095

Government-Backed Trust (0.3%)
Government Loan Trust, 0.00%, 04/01/15	6,072,000	3,976,067

Housing & Urban Development (0.8%)
7.08%, 08/01/16	9,000,000	9,648,333

Tennessee Valley Authority (1.7%)
7.13%, 05/01/30	15,000,000	20,572,020

Total U.S. Government Sponsored & Agency Obligations		707,128,187

U.S. TREASURY OBLIGATIONS (20.5%)
U.S. Treasury Bonds (18.8%)
8.75%, 05/15/20	17,000,000	25,493,353
8.75%, 08/15/20	33,000,000	49,654,704
8.13%, 08/15/21	38,000,000	55,165,322
6.25%, 08/15/23	72,000,000	89,727,192
6.00%, 02/15/26	10,000,000	12,321,090

		232,361,661

U.S. Treasury Inflation Protected Bonds (1.7%)
2.38%, 01/15/25	14,000,000	15,821,298
3.88%, 04/15/29	2,830,000	4,708,339

		20,529,637

Total U.S. Treasury Obligations		252,891,298

MORTGAGE-BACKED SECURITIES (15.6%)
Federal Home Loan Mortgage Corporation (6.9%)
Gold Pool #C01184, 6.50%, 06/01/31	14,797	15,350
Gold Pool #C60657, 6.50%, 11/01/31	71,840	74,526

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corporation (continued)
Gold Pool #D94600, 7.50%, 03/01/21	$133,133	$142,628
Pool #170217, 8.00%, 03/01/17	2,363	2,538
Pool #309774, 8.00%, 11/01/08	17,605	18,149
Pool #C01172, 6.50%, 05/01/31	67,140	69,650
Series 1136-H, 6.00%, 09/15/21	700,537	699,622
Series 1711-PD, 6.75%, 06/15/23	269,530	269,660
Series 2353-PC, 6.50%, 09/15/15	1,586,624	1,592,341
Series 2498, 5.50%, 08/15/13	7,209,381	7,353,328
Series 2498, 5.50%, 01/15/20	8,000,000	8,212,959
Series 2509, 5.50%, 10/15/17	18,750,000	19,486,677
Series 2517, 5.50%, 10/15/17	15,000,000	15,586,221
Series 2580-VA, 5.50%, 09/15/10	5,300,413	5,427,285
Series 2781, 4.50%, 12/15/24	18,605,000	18,001,093
Series 2827-AU, 5.00%, 07/15/24	7,500,000	7,594,202

		84,546,229

Federal National Mortgage Association (7.4%)
Pool #250559, 7.50%, 03/01/26	37,680	40,638
Pool #251532, 10.50%, 11/01/17	38,592	40,817
Pool #252228, 7.00%, 12/01/28	23,871	25,259
Pool #252396, 7.00%, 09/01/28	157,429	166,575
Pool #252471, 8.50%, 04/01/28	153,075	167,028
Pool #254468, 5.00%, 09/01/09	2,345,545	2,370,101
Pool #323286, 7.13%, 09/01/07	5,195,656	5,339,272

Shares or Principal Amount		Value

MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
Pool #380276, 6.36%, 04/01/08	$4,703,052	$4,903,190
Pool #380348, 6.28%, 05/01/08	13,569,476	14,142,733
Pool #381089, 5.70%, 01/01/09	4,601,208	4,769,722
Pool #382344, 7.41%, 04/01/10	14,336,442	15,934,776
Pool #383661, 6.62%, 06/01/16	10,978,651	12,701,539
Pool #4486, 6.00%, 09/01/17	303,792	314,211
Pool #50544, 8.00%, 03/01/22	39,266	42,371
Pool #535159, 7.00%, 02/01/30	73,046	77,093
Pool #535723, 7.00%, 02/01/31	71,343	75,256
Pool #538673, 8.00%, 06/01/23	57,785	62,323
Pool #555456, 5.50%, 04/01/18	132,952	136,573
Pool #591224, 7.00%, 08/01/31	156,149	164,705
Pool #633937, 6.50%, 03/01/32	123,551	128,079
Pool #649431, 6.50%, 07/01/32	116,868	121,150
Pool #650872, 7.00%, 07/01/32	149,437	157,633
Pool #672366, 5.50%, 12/01/17	2,174,579	2,233,808
Pool #688602, 6.50%, 03/01/33	165,899	171,797
Pool #703444, 5.00%, 05/01/18	129,610	131,164
Pool #M80696, 6.00%, 08/01/08	582,980	592,186
Series 1991-73A, 8.00%, 07/25/21	111,220	119,531
Series 1993-114, 6.50%, 07/25/08	2,684,003	2,749,835
Series 1993-149M, 7.00%, 08/25/23	7,596,144	8,034,575
Series 1993-188PH, 6.25%, 03/25/13	266,395	266,669

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
Series 1994-33H, 6.00%, 03/25/09	$1,792,189	$1,834,769
Series 1994-76H, 5.00%, 02/25/24	3,835,036	3,855,355
Series 1998-M2C, 6.43%, 02/17/30	2,124,942	2,204,520
Series 2001-T11B, 5.50%, 09/25/11	6,215,000	6,637,844

		90,713,097

Government National Mortgage Association (0.2%)
Pool #348813, 7.50%, 06/15/23	124,217	133,956
Pool #366564, 7.50%, 09/15/23	106,119	114,439
Pool #387078, 7.00%, 04/15/09	57,738	59,882
Pool #536369, 7.50%, 11/15/30	10,843	11,623
Pool #541200, 7.00%, 07/15/31	72,278	76,558
Pool #551733, 7.00%, 03/15/32	99,260	105,133
Pool #552525, 7.00%, 04/15/32	177,430	187,928
Pool #781525, 6.50%, 11/15/32	1,185,191	1,239,314
Pool #781572, 6.00%, 01/15/33	112,848	116,530
Pool #781613, 7.00%, 02/15/33	200,658	212,543

		2,257,906

Veterans Administration (1.1%)
Vendee Mortgage Trust, Series 1996-2, 6.75%, 06/15/26	13,378,810	14,132,056

Total Mortgage-Backed Securities		191,649,288

Shares or Principal Amount		Value

CASH EQUIVALENTS (5.5%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.49%, dated 06/30/05, due 07/01/05, repurchase price $67,914,415)	$67,907,824	$67,907,824

Total Cash Equivalents		67,907,824

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (2.5%)
Pool of short-term securities for Gartmore Variable Trust Funds — note 2 (Securities Lending)	31,223,354	31,223,354

Total Short-Term Securities Held as Collateral for Securities Lending		31,223,354

Total Investments (Cost $1,224,401,122) (a) — 101.5%		1,250,799,951
Liabilities in excess of other assets — (1.5%)		(19,244,566)

NET ASSETS — 100.0%		$1,231,555,385

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $1,156,493,298)	$1,182,892,127
Repurchase agreements, at cost and value	67,907,824

Total Investments	1,250,799,951

Interest and dividends receivable	12,977,244
Receivable for capital shares issued	362
Prepaid expenses and other assets	16,629

Total Assets	1,263,794,186

Liabilities:
Payable to custodian	331,191
Payable for return of collateral received for securities on loan	31,223,354
Accrued expenses and other payables:
Investment advisory fees	481,207
Fund administration and transfer agent fees	40,189
Distribution fees	3,474
Administrative servicing fees	137,869
Other	21,517

Total Liabilities	32,238,801

Net Assets	$1,231,555,385

Represented by:
Capital	$1,196,636,361
Accumulated net investment income (loss)	895,099
Accumulated net realized gains (losses) from investment transactions	7,625,096
Net unrealized appreciation (depreciation) on investments	26,398,829

Net Assets	$1,231,555,385

Net Assets:
Class I Shares	$1,163,915,458
Class II Shares	16,914,171
Class III Shares	9,721,342
Class IV Shares	41,004,414

Total	$1,231,555,385

Shares outstanding (unlimited number of shares authorized):
Class I Shares	98,819,134
Class II Shares	1,439,890
Class III Shares	825,109
Class IV Shares	3,481,928

Total	104,566,061

Net asset value and offering price per share:*
Class I Shares	$11.78
Class II Shares	$11.75
Class III Shares	$11.78
Class IV Shares	$11.78

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$27,020,270
Income from securities lending	64,406

Total Income	27,084,676

Expenses:
Investment advisory fees	2,946,436
Fund administration and transfer agent fees	405,375
Distribution fees Class II Shares	21,120
Administrative servicing fees Class I Shares	866,054
Administrative servicing fees Class II Shares	12,598
Administrative servicing fees Class III Shares	5,958
Administrative servicing fees Class IV Shares	29,931
Other**	226,466

Total Expenses	4,513,938

Net Investment Income (Loss)	22,570,738

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	7,929,073
Net change in unrealized appreciation/depreciation on investments	10,278,782

Net realized/unrealized gains (losses) on investments	18,207,855

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$40,778,593

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$22,570,738	$52,034,269
Net realized gains (losses) on investment transactions	7,929,073	5,238,587
Net change in unrealized appreciation/depreciation on investments	10,278,782	(12,611,291)

Change in net assets resulting from operations	40,778,593	44,661,565

Distributions to Class I shareholders from:
Net investment income	(20,796,976)	(72,322,043)
Net realized gains on investments	(2,077,780)	(26,959,477)
Distributions to Class II shareholders from:
Net investment income	(280,001)	(987,487)
Net realized gains on investments	(30,292)	(385,901)
Distributions to Class III shareholders from:
Net investment income	(157,001)	(351,474)
Net realized gains on investments	(17,636)	(125,495)
Distributions to Class IV shareholders from:
Net investment income	(722,735)	(2,316,087)
Net realized gains on investments	(73,151)	(825,774)

Change in net assets from shareholder distributions	(24,155,572)	(104,273,738)

Change in net assets from capital transactions	(73,198,745)	(208,956,287)

Change in net assets	(56,575,724)	(268,568,460)
Net Assets:
Beginning of period	1,288,131,109	1,556,699,569

End of period	$1,231,555,385	$1,288,131,109

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$43,910,130	$83,491,394
Dividends reinvested	22,874,756	99,281,367
Cost of shares redeemed	(141,218,309)	(391,541,178)

	(74,433,423)	(208,768,417)

Class II Shares
Proceeds from shares issued	233,726	2,575,035
Dividends reinvested	310,293	1,373,386
Cost of shares redeemed	(1,499,707)	(6,462,421)

	(955,688)	(2,514,000)

Class III Shares
Proceeds from shares issued	5,302,195	8,174,076
Dividends reinvested	174,637	476,969
Cost of shares redeemed	(2,721,501)	(5,841,542)

	2,755,331	2,809,503

Class IV Shares
Proceeds from shares issued	2,194,928	7,193,650
Dividends reinvested	795,885	3,141,857
Cost of shares redeemed	(3,555,778)	(10,818,880)

	(564,965)	(483,373)

Change in net assets from capital transactions	$(73,198,745)	$(208,956,287)

9

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	3,759,673	7,049,585
Reinvested	1,963,028	8,453,976
Redeemed	(12,096,544)	(32,990,765)

	(6,373,843)	(17,487,204)

Class II Shares
Issued	20,218	218,486
Reinvested	26,703	117,191
Redeemed	(128,894)	(549,100)

	(81,973)	(213,423)

Class III Shares
Issued	452,475	686,759
Reinvested	14,958	40,583
Redeemed	(231,757)	(497,918)

	235,676	229,424

Class IV Shares
Issued	187,862	614,731
Reinvested	68,319	267,653
Redeemed	(304,012)	(917,931)

	(47,831)	(35,547)

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Government Bond Fund

		Investment Activities			Distributions:						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2000	$10.79	0.66	0.65	1.31	(0.66)	—	(0.66)	$11.44	12.54%		$867,139	0.66%		6.00%		0.73%		5.93%		75.91%
Year Ended December 31, 2001(c)	$11.44	0.58	0.24	0.82	(0.58)	(0.02)	(0.60)	$11.66	7.25%		$1,301,828	0.66%		5.21%		0.73%		5.14%		55.80%
Year Ended December 31, 2002	$11.66	0.53	0.72	1.25	(0.53)	(0.10)	(0.63)	$12.28	10.98%		$1,982,676	0.73%		4.53%		0.73%		4.53%		49.00%
Year Ended December 31, 2003(d)	$12.28	0.50	(0.25)	0.25	(0.38)	(0.02)	(0.40)	$12.13	2.00%		$1,488,089	0.73%		4.12%		(j	)	(j	)	40.46%
Year Ended December 31, 2004	$12.13	0.47	(0.08)	0.39	(0.66)	(0.24)	(0.90)	$11.62	3.26%		$1,222,615	0.73%		3.75%		(j	)	(j	)	69.37%
Six Months Ended June 30, 2005 (Unaudited)	$11.62	0.22	0.17	0.39	(0.21)	(0.02)	(0.23)	$11.78	3.39%	(h)	$1,163,915	0.72%	(i)	3.64%	(i)	(j	)	(j	)	41.32%

Class II Shares
Period Ended December 31, 2002(e)	$11.88	0.18	0.55	0.73	(0.26)	(0.09)	(0.35)	$12.26	6.16%	(h)	$10,111	0.97%	(i)	3.93%	(i)	(j	)	(j	)	49.00%
Year Ended December 31, 2003(d)	$12.26	0.47	(0.25)	0.22	(0.36)	(0.02)	(0.38)	$12.10	1.77%		$20,998	0.98%		3.85%		(j	)	(j	)	40.46%
Year Ended December 31, 2004	$12.10	0.44	(0.08)	0.36	(0.63)	(0.24)	(0.87)	$11.59	3.01%		$17,643	0.98%		3.50%		(j	)	(j	)	69.37%
Six Months Ended June 30, 2005 (Unaudited)	$11.59	0.20	0.17	0.37	(0.19)	(0.02)	(0.21)	$11.75	3.27%	(h)	$16,914	0.98%	(i)	3.39%	(i)	(j	)	(j	)	41.32%

Class III Shares
Period Ended December 31, 2002(f)	$11.75	0.36	0.67	1.03	(0.41)	(0.10)	(0.51)	$12.27	8.84%	(h)	$7,625	0.73%	(i)	4.12%	(i)	(j	)	(j	)	49.00%
Year Ended December 31, 2003(d)	$12.27	0.50	(0.24)	0.26	(0.37)	(0.02)	(0.39)	$12.14	2.11%		$4,369	0.73%		4.10%		(j	)	(j	)	40.46%
Year Ended December 31, 2004(d)	$12.14	0.46	(0.07)	0.39	(0.66)	(0.24)	(0.90)	$11.63	3.27%		$6,854	0.73%		3.72%		(j	)	(j	)	69.37%
Six Months Ended June 30, 2005 (Unaudited)	$11.63	0.27	0.11	0.38	(0.21)	(0.02)	(0.23)	$11.78	3.31%	(h)	$9,721	0.73%	(i)	3.66%	(i)	(j	)	(j	)	41.32%

Class IV Shares
Period Ended December 31, 2003(g)	$12.29	0.34	(0.24)	0.10	(0.26)	—	(0.26)	$12.13	0.84%	(h)	$43,244	0.70%	(i)	4.07%	(i)	(j	)	(j	)	40.46%
Year Ended December 31, 2004	$12.13	0.46	(0.07)	0.39	(0.66)	(0.24)	(0.90)	$11.62	3.27%		$41,019	0.73%		3.74%		(j	)	(j	)	69.37%
Six Months Ended June 30, 2005 (Unaudited)	$11.62	0.22	0.17	0.39	(0.21)	(0.02)	(0.23)	$11.78	3.39%	(h)	$41,004	0.72%	(i)	3.64%	(i)	(j	)	(j	)	41.32%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	Net investment income (loss) is calculated based average shares outstanding during the period.

(e)	For the period from July 8, 2002 (commencement of operations) through December 31, 2002.

(f)	For the period from May 20, 2002 (commencement of operations) through December 31, 2002.

(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(h)	Not annualized.

(i)	Annualized.

(j)	There were no fee reductions during the period.

See notes to financial statements.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and will not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Government Bond Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

“Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(e)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when,

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Commercial Paper	Lexington Parker Capital	$2,232,767	3.05%	07/08/05
Commercial Paper	MacQuarie Bank Ltd.	2,496,840	3.25%	07/01/05
Domestic Certificates of Deposit — Fixed	Washington Mutual Bank FA	700,182	3.15%	08/01/05
Repurchase Agreements	Nomura Securities	25,793,564	3.48%	07/01/05

As of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral*
$271,838,225	$277,079,674

*	Includes securities and cash collateral.

(f)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$303,975	$29,444,871	$(3,350,017)	$26,094,854

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following fee schedule:

Fee Schedule	Fees
Up to $250 million	0.50%
Next $750 million	0.475%
Next $1 billion	0.45%
Next $3 billion	0.425%
$5 billion or more	0.40%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $478,016,983 and sales of $524,873,200.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting	Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1: Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2: Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr. Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

GVIT Small Company Fund

Semiannual Report

| June 30, 2005

Contents

11	Statement of Investments

25	Statement of Assets and Liabilities

25	Statement of Operations

26	Statements of Changes in Net Assets

28	Financial Highlights

29	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

GVIT Small Company Fund

For the semiannual period ended June 30, 2005, the GVIT Small Company Fund returned 3.07% (Class I at NAV) versus -1.25% for its benchmark, the Russell 2000® Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Growth Funds was -0.22%.

A portion of the Fund’s portfolio, with the investment syle noted in parenthesis followed by each sleeve’s appropriate return for the semiannual period ended June 30, 2005, is managed on a day-to-day basis by each of the following asset management companies: American Century Investment Management, Inc. (core: 2.43%); Morgan Stanley Investment Management, Inc. (small-cap growth: 5.65%); The Dreyfus Corp. (core: 0.71%); Neuberger Berman, LLC (small-cap value: 15.84%); Waddell & Reed Investment Management Co. (small-cap growth: 2.57%); and Gartmore Global Partners (international small cap: 8.13%). Gartmore Mutual Fund Capital Trust (“GMF”) is the Fund’s investment adviser and has selected the above companies as subadvisers for the Fund and manages a sleeve (small-cap value; 0.00%) through their dual employees at NorthPointe Capital®, LLC. Below are the individual reports on how each sleeve performed.

American Century Investment Management, Inc. – Core

The core sleeve’s best-performing sectors on an absolute basis were economic stalwarts, including health care, energy and utilities. Kos Pharmaceuticals, Inc.; United Defense Industries, Inc.; and utilities firm UGI Corp. were the top three contributors to absolute performance, reflecting a disparate range across the economy. The consumer staples sector performed strongly as well, adding positive performance results to the sleeve.

Our stock selection process, which evaluates securities based on a balanced set of growth and value criteria, has led to significant positions in firms such as health-care equipment producer Haemonetics Corp., industrial products distributor Applied Industrial Technologies, Inc. and medical test equipment maker Dade Behring Holdings Inc. Each posted strong gains during the reporting period. Our analysis also enabled us to sidestep a number of benchmark stocks that posted negative returns, such as high-tech ceramics producer Ceradyne, Inc. and defense products producer Cubic Corp. Both stocks lie in the industrial sector, which, overall, produced a positive return for the sleeve.

Among detractors to the sleeve’s performance, the materials and consumer discretionary sectors posted losses on an absolute basis, as did the information technology and financials sectors. AK Steel Holding Corp. had the largest negative impact for the sleeve in the materials sector as the company confronted problems with operating cash flow, profit margins and labor issues. Other negative impacts on absolute return were posted by R&G Financial Corp. and by metals recycler Metal Management, Inc.

As always, we remain true to our disciplined investment approach—building a portfolio of smaller companies that we believe provides an optimal balance between risk and expected return.

Morgan Stanley Investment Management, Inc. — Small-Cap Growth

The small-cap growth sleeve outperformed its benchmark index, primarily driven by strong stock selection and, to a lesser extent, sector allocations. The top contributing sectors were technology, health care and utilities. With an emphasis on secular growth, we focus on stock selection rather than on short-term market events.

Within technology, communications technology, and computer services software and systems, the semiconductors/components companies were particularly beneficial to relative return. In addition, an overall underweighting in technology helped, since the sector struggled as a whole. Within health care, relative returns were bolstered by stocks in several industries, including pharmaceutical companies, biotechnology research and production companies, and medical instruments and services firms. Among the sleeve’s utilities holdings, gas distributors further enhanced relative performance. Additional portfolio contribution came from consumer discretionary stocks.

Not all stocks proved advantageous throughout the period, however. Trucking stocks hindered performance, as did exposure to the integrated oil industry. While health care enhanced relative returns for the sleeve, not all areas performed with equal strength. Health-care facilities and health-care management services slowed the sleeve’s pace versus that of the benchmark index. Also detracting from performance were education services companies as well as casino and gambling companies.

We continue to favor companies that have some uniqueness or dynamic competitive advantage in their business model, with a high-quality stream of cash flow and earnings growth, and the ability to redeploy capital at a high rate of return.

The Dreyfus Corp. — Core

During the reporting period, the core sleeve’s performance benefited from its exposure to the health care, producer durables, utilities and energy sectors. Conversely, the sleeve was hurt by its overall exposure to materials and processing as well as consumer staples.

Within health care, service providers drove performance, led by nursing home operator Beverly Enterprises, Inc. and rural hospital operator LifePoint Hospitals, Inc. Construction machinery manufacturer JLG Industries, Inc. and commercial auctioneer Ritchie Bros. Auctioneers Inc. provided strong upside performance within the producer durables sector. Finally, natural gas distributors

GVIT Small Company Fund (continued)

Southwestern Energy Co. and NorthWestern Corp. led our utilities exposure to outperform.

On the negative side, chemical providers A. Schulman, Inc. and OM Group, Inc. declined during the period as slowing growth and high valuations began to affect companies in the materials and processing sector. Also detracting from performance were paper producer P.H. Glatfelter Co. and aluminum producer Century Aluminum Co. The sleeve’s investment in Chiquita Brands International, Inc. toward the end of the reporting period resulted in a decline, despite the fact that the stock has been up strongly so far this year.

We handled the positioning for the core sleeve in the more active areas of the market with cautious expectations. We remained underweight relative to the benchmark in the financial services sector, reflecting our concern that the rising-interest-rate environment will affect the sector’s strongest sources of growth during the past several years: mortgages and refinancings. We maintained our underweight position in consumer discretionary, because we believe that consumer spending, which was largely fueled by the meteoric rise in property values and historically low interest rates, has passed and that consumers will rein in spending due to the mixed labor environment.

Our exposure in the technology sector was emphasized due to attractive valuations and improving fundamentals in areas such as device components, semiconductors, the Internet, and software and services. Oil prices continued to rise and defy expectations, increasing fears of profit erosion and inflation. Accordingly, we remain overweight within energy, especially with the high demand of the summer months upon us. We believe that, given the current high commodity prices, companies within the energy sector should continue to show strong earnings and cash flows through 2005.

Neuberger Berman, LLC — Small-Cap Value

Positive stock selection—particularly within industrials and health care—helped contribute to the small-cap value sleeve’s overall performance for the reporting period. Stock selection also played a positive role in overall performance, with particular emphasis on our overweight position in the energy sector. Primary detractors included the financials and information technology sectors.

We are maintaining our overweight position in energy, which we believe is justified due to supply/demand characteristics that should drive pricing power and robust profit growth. The remainder of the sleeve’s exposure, however, is to companies that we believe have demonstrated resiliency in the face of economic woes, and those that we think can steadily generate cash flows that could enhance shareholder returns, whether through dividends, share buybacks or additive value.

For much of the year’s first half, investors demonstrated risk aversion and a preference for higher-quality, lower-beta stocks. We think that investors should soon be willing to assume more risk, based on our belief that the Federal Reserve’s interest-rate increases are coming to an end. Still, investors’ unwillingness to take on additional market and asset risk has led us to remain relatively defensive in terms of portfolio allocation and company selection.

Waddell & Reed Investment Management Co. — Small-Cap Growth

Overall, the financial markets were restrained throughout the period, primarily due to rising short-term interest rates and increasing oil prices. Unfortunately, we do not anticipate those circumstances changing for the better in the near term. Investors’ hope for signs of a more tepid economy, which would allow the Federal Reserve to terminate its interest-rate-increasing campaign, have not materialized, although oil prices soared to historical highs.

The second quarter of 2005 can best be characterized by a rebound of some of the biggest losers from the previous quarter. Health care jumped 8.4% toward the end of the second quarter after a decline of 10.1% from January to June. Telecommunications and utilities also produced more than 10% returns after posting negative results in the first quarter. Energy was the exception, with strong positive returns throughout the six-month period. By contrast, technology remained sluggish during the same period and remains the worst sector from the 2002–2003 market trough.

The consumer discretionary sector contributed positively to the small-cap growth sleeve’s performance, while the consumer staples sector was the largest detractor. Given the volatility and cyclical nature of energy and technology, we have decided to remain underweight in the sectors. We believe the opportunistic nature of these groups is not in line with our larger emphasis on high, stable profitability. As we look ahead, our greater concentration remains in the health-care and consumer discretionary sectors.

Biggest contributors to the Fund’s performance during the reporting period came from the consumer discretionary and health care sectors. We saw strong returns from O’Reilly Automotive, Vail Resorts and Panera Bread Co., as well as from Cerner Corporation and American Healthways. One other notably strong performer came from the technology sector, where Blackboard Inc. brought strong returns. Primary laggards in the portfolio came from the consumer staples sector, where we feel our stock selection hurt performance. We also feel that performance was held back somewhat by our underweight positions in energy and autos and transportation.

Overall, our higher-quality, mainstream holdings continued to edge out lower-quality companies, defined by their negative earnings and

GVIT Small Company Fund (continued)

smaller market-cap size. This is a significant point, given that in the recent past, some performance boosts resulted from a spurt of more speculative strategies rather than from higher-quality holdings that may be part of a longer-term strategy.

GMF — Small-Cap Value

During the reporting period, stock selection was positive in nearly all sectors, though the small-cap value sleeve underperformed the benchmark by a slight margin. Sector selection continues to play a lesser role in the success of the sleeve as we continue to focus on stock selection or stock-specific risk. Performance was particularly strong in the consumer staples, health-care, information technology and utilities sectors. Technology alone added more than 200 basis points to performance during the reporting period, despite the fact that the area generally has been a poor performer this year. Our focus on quality and fundamental improvement—an overall theme found in the sleeve—has been beneficial, particularly in this sector.

We benefited by staying away from the steep decline in the deep cyclical area, again preferring to focus on companies that have attractive long-term business plans versus companies that are simply short-term beneficiaries of rising commodity prices and economic activity. Stock selection was weaker in the consumer discretionary and industrials sector. Despite positive company-specific trends, consumer discretionary name Radio One, Inc. suffered due to the soft topline growth in the radio industry. Furthermore, industrial name American Woodmark Corp.’s stock suffered when the company missed earnings expectations. The company has since made up some of the ground it lost.

At this time last year, our style faced a challenging environment. However, beyond the challenges lay promise in factors that we believe could lead to better performance. While value has remained the “preferred” style, it is no longer the market of extremes it once was. At the height of value’s run, performance was driven primarily by deep-value or high-beta (risky) stocks. We believe that this past year marked the beginning of a multi-year cycle that may provide the potential for strong returns for both value and growth stocks, with less disparity between the styles. In the past, this so-called “core” market environment has been more conducive to strong stock selection for us.

Gartmore Global Partners — International Small Cap

May 31, 2005, marked the first-year anniversary of the international small cap sleeve’s transition to our Quantitative Strategies platform. Effective May 31, 2004, we changed the sleeve’s portfolio manager and investment strategy in order to achieve disciplined security selection through the use of our proprietary quantitative models, which rank the relative attractiveness of equities using qualitative measures of estimate revision, earnings quality, momentum and valuation. Our optimized portfolio construction process attempts to minimize forecasted risks with the aim of producing portfolios with superior risk and return characteristics. Prior to these changes, we employed an investment approach that emphasized the use of our proprietary fundamental—rather than quantitative—research, which was focused on identifying the potential for unexpected earnings growth through the analysis of individual company franchises within the context of industry and market dynamics.

At the country level, the strongest stock selection for the sleeve during the reporting period was realized within Japan, Switzerland and the United Kingdom. At the sector level, the sleeve enjoyed positive stock selection within industrials, financials and consumer discretionary. At the stock level, an out-of-benchmark position in AFG Arbonia-Forster-Holding AG, a Swiss manufacturer of kitchen appliances, contributed the most to the sleeve’s relative outperformance. This was followed closely by overweight positions in Sumitomo Heavy Industries, Ltd., a manufacturer of heavy electric machinery, and Koninklijke BAM Groep nv, a firm that offers residential and nonresidential construction services.

The sleeve’s strong relative performance was partially offset by weak stock selection within Belgium and Australia. The only weakness at the sector level was within telecommunications services. On a stock-specific basis, Japanese vehicle manufacturer Nissan Diesel Motor Co., Ltd. was the most pronounced underperformer, followed by French recycler CFF RECYCLING and Australian television network Ten Network Holdings Ltd.

We are extremely pleased with the sleeve’s performance during the first half of 2005. All investment guidelines are closely monitored on a daily basis, the sleeve has remained fully invested at all times, turnover has been kept to an absolute minimum, and we continue to pay meticulous attention to risk control. We believe that the outperformance realized during the first half could potentially continue through the end of 2005.

Portfolio Managers:

American Century Investment Management, Inc.: John Schniedwind, William Martin and Wilhelmine von Turk

Morgan Stanley Investment Management, Inc.: Dennis Lynch, David Cohen

The Dreyfus Corp.: Paul Kandel, Hillary Woods

Neuberger Berman LLC: Judith M. Vale, Rober D’Alelio

Waddell & Reed Investment Management Co.: Mark G. Seferovich, Kenneth McQuade

GVIT Small Company Fund (continued)

GMF: Jeffery C. Petherick, Mary C. Champagne

Gartmore Global Partners: Michael J. Gleason, Luke A. Smith

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the smallest 2,000 U.S. companies in the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trusts, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

Fund Performance	GVIT Small Company Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Inception[2]
Class I3	3.07%	14.85%	6.19%	13.75%
Class II4	2.92%	14.57%	5.93%	13.47%
Class III[4]	3.07%	14.84%	6.20%	13.76%
Class IV4	3.07%	14.85%	6.19%	13.75%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on October 23, 1995.
3	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
4	These returns until the creation of the Class II shares (March 5, 2002), Class III shares (July 1, 2002) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the GVIT Small Company Fund, the Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Russell 2000 is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the smallest 2,000 U.S. companies in the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

Shareholder

Expense Example	GVIT Small Company Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Small Company Fund
Class I	Actual	$1,000	$1,031	$5.99	1.19%
	Hypothetical[1]	$1,000	$1,019	$5.97	1.19%
Class II	Actual	$1,000	$1,029	$7.25	1.44%
	Hypothetical[1]	$1,000	$1,018	$7.23	1.44%
Class III	Actual	$1,000	$1,031	$6.04	1.20%
	Hypothetical[1]	$1,000	$1,019	$6.03	1.20%
Class IV	Actual	$1,000	$1,031	$5.99	1.19%
	Hypothetical[1]	$1,000	$1,019	$5.97	1.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

Portfolio Summary

(June 30, 2005)	GVIT Small Company Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	97.0%
Commercial Paper	0.3%
Mutual Fund	0.1%
Other assets in excess of liabilities	2.6%

100.0%

Top Holdings
Corporate Executive Board Co.	0.8%
Cal Dive International, Inc.	0.7%
Southwestern Energy Co.	0.7%
Dade Behring Holdings, Inc.	0.6%
Factset Research Systems, Inc.	0.6%
IDEXX Laboratories, Inc.	0.6%
Amsurg Corp.	0.6%
R.H. Donnelley Corp.	0.5%
VCA Antech, Inc.	0.5%
Cerner Corp.	0.5%
Other Holdings	93.9%

100.0%

Top Industries
Oil & Gas	5.9%
Retail	5.5%
Financial Services	4.3%
Healthcare	3.5%
Financial	3.5%
Building & Construction	3.3%
Machinery	3.2%
Medical Products	2.9%
Insurance	2.7%
Transportation	2.4%
Other Industries	62.8%

100.0%

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (97.0%)
AUSTRALIA (1.2%)
Banks (0.0%)
Adelaide Bank Ltd. (c)	22,353	$194,602

Building & Construction (0.0%)
United Group Ltd. (c)	56,829	415,650

Clothing (0.1%)
Ansell Ltd. (c)	92,687	705,776

Coal (0.0%)
Excel Coal Ltd. (c)	72,901	413,508

Conglomerates (0.1%)
CSR Ltd. (c)	458,621	932,005

Engineering (0.1%)
Downer Edi Ltd. (c)	219,275	885,290

Equipment Leasing (0.0%)
Coates Hire Ltd. (c)	102,417	370,666

Finance (0.3%)
Australian Stock Exchange Ltd. (c)	90,718	1,592,779
Perpetual Trustees Australia Ltd. (c)	11,130	484,906
Sfe Corp. Ltd. (c)	16,251	131,316

		2,209,001

Food (0.0%)
Macquarie Countrywide Trust (c)	129,576	188,636

Metals & Mining (0.0%)
Iluka Resources Ltd. (c)	72,295	412,639

Multimedia (0.1%)
News & Media Ltd. (c)	135,984	530,481

Oil & Gas (0.1%)
Australian Pipeline Trust (c)	53,385	152,386
Oil Search Ltd. (b) (c)	369,503	859,997

		1,012,383

Publishing (0.1%)
John Fairfax Holdings Ltd. (c)	143,645	468,966

Recycling (0.0%)
Sims Group Ltd. (c)	20,347	228,764

Retail (0.1%)
Colorado Group Ltd. (c)	172,115	595,869
David Jones Ltd. (c)	290,036	414,015

		1,009,884

Shares or Principal Amount		Value

COMMON STOCKS (continued)
AUSTRALIA (continued)
Television (0.2%)
Ten Network Holdings Ltd. (c)	415,857	$1,120,110

		11,098,361

AUSTRIA (0.1%)
Steel Manufacturing & Products (0.1%)
Boehler-Uddeholm (c)	4,653	614,822

BELGIUM (0.1%)
Chemicals (0.0%)
Tessenderlo Chemie NV (c)	6,558	213,315

Metals (0.0%)
Umicore (c)	3,724	298,121

Ventures Business Trust (0.1%)
GINV NV (c)	9,630	441,685

		953,121

BERMUDA (0.3%)
Insurance (0.2%)
Scottish Annuity & Life Holdings Ltd. (c)	60,400	1,464,096

Transportation (0.1%)
Jinhui Shipping and Transportation Ltd. (b) (c)	320,073	1,234,617

		2,698,713

CHINA (0.5%)
Audio & Video Products (0.0%)
TCL Multimedia Technology Holdings Ltd. (c)	706,000	130,973

Electronics (0.1%)
VTech Holdings Ltd. (c)	214,000	499,871

Financial Services (0.1%)
Guoco Group Ltd. (c)	56,000	575,727

Internet Content (0.0%)
Netease.com, Inc. ADR (b) (c)	18,800	1,073,669

Real Estate (0.1%)
China Overseas Land & Investment Ltd. (c)	1,166,000	214,933
China State Construction International Holdings Ltd. (b) (c)	64,777	15,907
Midland Realty Holdings Ltd. (c)	506,000	281,390

		512,230

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
CHINA (continued)
Semiconductors (0.0%)
ASM Pacific Technology Ltd. (c)	175,000	$814,945

Telephone Communications (0.1%)
SmarTone Telecommunications Holdings Ltd. (c)	528,000	580,989

Transportation (0.1%)
Orient Overseas International (c)	108,900	474,633

		4,663,037

DENMARK (0.2%)
Brewery (0.0%)
Royal Unibrew AS (c)	1,965	159,115

Building & Construction (0.1%)
Sjaelso Gruppen AS (c)	2,752	538,014

Financial Services (0.1%)
Simcorp AS (c)	7,118	641,773

Telephone Communications (0.0%)
GN Store Nord AS (c)	26,206	295,889

Transportation & Services (0.0%)
Dampskibsselskabet Torm AS (c)	8,294	446,562

		2,081,353

FINLAND (0.4%)
Electronics (0.0%)
Perlos Oyj (c)	18,915	152,245

Financial Services (0.2%)
OKO Osuuspankkien Oyj (c)	85,922	1,400,697

Steel (0.1%)
Rautaruukki Oyj (c)	60,789	907,188

Telecommunication Equipment (0.1%)
Elcoteq Network Corp. (c)	39,548	775,813

		3,235,943

FRANCE (0.8%)
Building & Construction (0.0%)
Kaufman & Broad SA (c)	4,394	265,808

Computer Services (0.1%)
Alten (b) (c)	25,739	651,530
Groupe Steria SCA (c)	8,237	321,468
Iliad SA (c)	3,729	139,362

		1,112,360

Shares or Principal Amount		Value

COMMON STOCKS (continued)
FRANCE (continued)
Electrical Equipment (0.0%)
Nexans SA (c)	3,205	$129,742

Entertainment Software (0.0%)
Ubi Soft Entertainment SA (b) (c)	3,170	158,097

Food (0.2%)
Elior (c)	93,745	1,118,791

Leisure & Entertainment (0.0%)
Trigano SA (c)	2,934	255,128

Medical Providers (0.1%)
Generale de Sante (c)	27,873	680,974

Metals (0.1%)
CFF Recycling (c)	28,998	609,897

Publishing (0.1%)
Spir Communication (c)	3,418	731,315

Real Estate (0.0%)
Pierre & Vacances (c)	1,875	138,006

Software (0.1%)
Cie Generale de Geophysique SA (b) (c)	9,726	823,127

Steel (0.1%)
Vallourec SA (c)	2,925	841,378

		6,864,623

GERMANY (0.6%)
Computer Services (0.0%)
SAP Systems Integration AG (c)	5,225	172,504

Diversified (0.1%)
K&S AG (c)	16,311	900,206

Electronics (0.0%)
Techem AG (b) (c)	10,106	427,682

Financial Services (0.0%)
MPC Muenchmeyer Petersen Capital AG (c)	4,884	307,045

Medical-Drugs (0.1%)
Stada Arzneimittel AG (c)	18,169	662,990

Metal Processors & Fabrication (0.2%)
Norddeutsche Affinerie AG (c)	54,593	1,151,343

Retail (0.0%)
Douglas Holdings (c)	5,742	208,200

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
GERMANY (continued)
Telecommunications (0.2%)
Mobilcom AG (c)	37,096	$796,041
Telegate AG (b) (c)	16,691	315,634

		1,111,675

		4,941,645

GREECE (0.1%)
Entertainment (0.1%)
Intralot SA (c)	77,850	1,191,249

IRELAND (0.2%)
Building & Construction (0.1%)
McInerney Holdings PLC (b) (c)	71,132	742,213

Food Products (0.0%)
Fyffes PLC (c)	130,979	391,668

Gambling (0.1%)
Paddy Power PLC (c)	57,595	983,591

		2,117,472

ITALY (0.4%)
Building Materials (0.0%)
Cementir (c)	35,349	169,562

Computers (0.0%)
Datamat Spa (c)	15,749	182,277

Food & Beverage (0.1%)
Cremonini SPA (c)	248,509	702,534

Real Estate (0.1%)
Pirelli & C. Real Estate SPA (c)	11,050	661,966

Textile Products (0.2%)
Marzotto (Gaetano) & Figli SPA (c)	57,261	1,488,615

		3,204,954

JAPAN (4.3%)
Aluminum (0.0%)
SANKYO-TATEYAMA HO NPV (c)	67,000	165,819

Auto & Auto Parts (0.4%)
Isuzu Motors Ltd. (c)	96,000	255,684
Keihin Corp., (c)	75,700	1,236,426
Nissan Diesel Motor Co., Ltd. (c)	331,000	1,295,517
Nissan Shatai Co., Ltd. (c)	59,000	403,498
Nissin Kogyo Co., Ltd. (c)	7,600	280,796

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Auto & Auto Parts (continued)
Press Kogyo Co., Ltd. (c)	142,000	$458,158

		3,930,079

Banks (0.2%)
Keiyo Bank Ltd. (c)	101,000	514,348
Sanyo Electric Credit Co., Ltd. (c)	6,100	122,547
Shinki Co., Ltd. (c)	86,000	836,788

		1,473,683

Building & Construction (0.1%)
Bunka Shutter Co., Ltd. (c)	42,000	226,362
Sumitomo Osaka Cement Co., Ltd. (c)	98,000	259,366
Toda Corp. (c)	29,000	123,494

		609,222

Business Services (0.0%)
Secom Techno Service Co., Ltd. (c)	10,500	339,457

Chemicals (0.1%)
Mec Co., Ltd. (c)	23,000	320,658
Tohcello Co., Ltd. (c)	38,000	239,520
Tokuyama Corp., (c)	32,000	226,811
Toyo Tire & Rubber Co., Ltd. (c)	119,000	462,354

		1,249,343

Computer Software & Services (0.2%)
Cac Corp. (c)	13,900	153,371
Daiwabo Information System Co., Ltd. (c)	10,500	167,306
Otsuka Shokai Co., Ltd. (c)	8,400	709,659
Trans Cosmos, Inc. (c)	8,900	350,768

		1,381,104

Consulting Services (0.1%)
K.K. DaVinci Advisors (b) (c)	207	588,988
Pacific Management Corp. (b) (c)	76	306,769

		895,757

Distribution (0.1%)
Telewave, Inc. (b) (c)	158	778,819

Drugs (0.1%)
Santen Pharmaceutical Co., Ltd. (c)	55,200	1,253,379

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Electrical & Electronic (0.7%)
Dainippon Screen Manufacturing Co. (c)	81,000	$542,363
Eizo Nanao Corp. (c)	20,300	612,502
Hosiden Corp. (c)	13,300	134,154
Kenwood Corp. (c)	111,000	189,997
KOA Corp. (c)	77,100	611,940
Shibaura Mechatronics Corp. (c)	44,000	396,671
Shinko Electric Industries Co., Ltd. (c)	10,700	416,930
Star Micronics (c)	90,000	971,994
Toshiba TEC (c)	139,000	614,084
Yamatake Corp. (c)	31,200	514,910

		5,005,545

Food (0.2%)
Kirin Beverage Corp. (c)	13,400	302,446
Plenus Co., Ltd. (c)	10,100	356,066
Toyo Suisan Kaisha Ltd. (c)	45,000	702,616
Warabeya Nichiyo Co., Ltd. (b) (c)	30,800	552,277

		1,913,405

Gambling (0.0%)
Mars Engineering Corp. (c)	5,400	137,190

Industrial Gases (0.0%)
Air Water, Inc. (c)	17,000	125,017

Investment Companies (0.1%)
Kenedix, Inc. (b) (c)	358	1,003,774

Leasing (0.1%)
Sumisho Lease Co., Ltd. (c)	15,600	542,449

Machinery (0.5%)
Daifuku Co., Ltd. (c)	45,000	424,463
Fuji Electric Co., Ltd. (c)	91,000	275,699
Nabtesco Corp. (c)	177,000	1,193,715
Sumitomo Heavy Industries Ltd. (c)	244,000	1,167,886
Toshiba Machine Co., Ltd. (c)	77,000	433,325
Tsugami Corp. (c)	119,000	572,221

		4,067,309

Manufacturing (0.2%)
Amano Corp. (c)	80,000	950,740
Glory Ltd. (c)	70,900	1,133,643

		2,084,383

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Medical Instruments (0.2%)
Nihon Kohden Corp. (c)	90,000	$1,364,827
Topcon Corp. (c)	27,000	466,110

		1,830,937

Medical—Drugs (0.2%)
Eiken Chemical Co., Ltd. (c)	92,000	1,028,560
Rohto Pharmaceutical Co., Ltd. (c)	33,000	428,209
Tsuruha Co., Ltd. (c)	21,100	670,985

		2,127,754

Metals (0.2%)
Chuo Denki Kogyo Co., Ltd. (c)	29,000	165,949
Osaka Steel Co., Ltd. (c)	80,300	987,401
Pacific Metals Co., Ltd. (c)	56,000	240,539
Ryobi Ltd. (c)	143,000	590,329

		1,984,218

Networking Products (0.0%)
NextCom K.K. (c)	88	407,131

Real Estate (0.1%)
Aeon Mall Co., Ltd. (c)	14,600	512,025
Hoosiers Corp. (b) (c)	59	237,227
Tokyu Livable, Inc. (c)	13,900	565,873

		1,315,125

Retail (0.3%)
Aoki International Co., Ltd. (c)	24,000	296,754
Hankyu Department Stores, Inc. (c)	33,000	208,376
Okuwa Co., Ltd. (c)	49,000	596,837
Ryohin Keikaku Co., Ltd. (c)	9,500	467,967
Sundrug Co., Ltd. (c)	23,500	923,997

		2,493,931

Telecommunications (0.1%)
New Japan Radio Co., Ltd. (c)	73,000	635,488

Textile Products (0.0%)
Nitto Boseki Co., Ltd. (c)	152,000	315,095

Transportation (0.1%)
Nippon Konpo Unyu Soko Co., Ltd. (c)	47,000	505,210
Sankyu, Inc. (c)	43,000	127,630

		632,840

		38,698,253

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
LUXEMBURG (0.0%)
Oil & Gas (0.0%)
Stolt Offshore SA (b) (c)	37,952	$344,242

NETHERLANDS (0.6%)
Building & Construction (0.2%)
Heijmans NV CVA (c)	26,515	1,243,232

Business Services (0.1%)
United Services Group NV (c)	26,906	712,625

Computer Software (0.0%)
Unit 4 Agresso NV (b) (c)	25,042	382,504

Packaging (0.0%)
Buhrmann NV (c)	22,576	222,323

Real Estate Development (0.1%)
Koninklijke Bam Groep NV (c)	18,348	1,214,505

Storage & Warehousing (0.1%)
Koninklijke Vopak NV (c)	29,876	753,705

Tools (0.1%)
Stork NV (c)	22,202	919,205

		5,448,099

NEW ZEALAND (0.1%)
Building Materials (0.1%)
Fletcher Building Ltd. (c)	134,034	641,868

NORWAY (0.3%)
Banking & Finance (0.2%)
Aktiv Kapital ASA (c)	26,951	411,610
Sparebanken Nord-Norge (c)	17,640	331,691
Sparebanken Rogaland (c)	15,343	436,705

		1,180,006

Computers Integrated Systems (0.0%)
Visma ASA (c)	10,525	127,291

Construction (0.1%)
Aker Yards AS (c)	5,800	221,814
Veidekke ASA (c)	12,800	292,560

		514,374

Oil & Gas (0.0%)
Prosafe ASA (c)	14,727	440,904

Printing & Publishing (0.0%)
Schibsted ASA (c)	7,729	212,445

Shares or Principal Amount		Value

COMMON STOCKS (continued)
NORWAY (continued)
Retail (0.0%)
Expert ASA (c)	19,200	$207,793

		2,682,813

PORTUGAL (0.0%)
Food Distributors, Supermarkets & Wholesalers (0.0%)
Jeronimo Martins, SA (c)	13,400	192,363

SINGAPORE (0.4%)
Computer Hardware Manufacturing (0.0%)
MFS Technology Ltd. (c)	322,000	117,876

Diversified Products (0.0%)
First Engineering Ltd. (c)	214,000	155,650

Oil & Gas (0.1%)
Singapore Petroleum Co., Ltd. (c)	195,000	573,301

Real Estate (0.1%)
CapitaMall Trust (c)	172,000	242,684
Keppel Land Ltd. (c)	393,000	581,977

		824,661

Research & Development (0.0%)
Sembcorp Industries Ltd. (c)	257,340	406,619

Services (0.0%)
Singapore Airport Terminal Services Ltd. (c)	172,000	231,909

Transportation (0.2%)
Neptune Orient Lines (c)	412,000	922,443

		3,232,459

SPAIN (0.1%)
Airlines (0.0%)
Iberia Lineas Aereas de Espana SA (c)	79,777	228,028

Financial Services (0.1%)
Inmobiliaria Colonial SA (c)	5,413	288,344

		516,372

SWEDEN (0.6%)
Auto—Retail (0.0%)
Bilia AB (c)	13,240	221,755

Building & Construction (0.1%)
JM AB (c)	21,129	682,952

Computer Services (0.0%)
HiQ International AB (c)	37,472	176,772

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SWEDEN (continued)
Electronic Equipment (0.0%)
Gunnebo AB (c)	31,600	$291,711

Finance Services (0.1%)
D. Carnegie & Co. AB (c)	74,530	880,799

Home Furnishing (0.1%)
Nobia AB (c)	66,011	958,421

Medical Providers (0.1%)
Capio AB (b) (c)	40,002	588,464

Metal Fabricate & Hardware (0.0%)
SSAB — Series A (c)	10,340	237,696

Real Estate (0.2%)
Kungsleden AB (c)	54,132	1,424,818

		5,463,388

SWITZERLAND (0.5%)
Appliances (0.1%)
AFG Arbonia-Forster Holding AG (c)	3,856	1,073,126

Building & Construction (0.3%)
Sika Finanz AG (c)	2,273	1,416,562

Manufacturing (0.0%)
Georg Fischer AG (b) (c)	1,186	362,140

Retail (0.1%)
Charles Voegele Holding AG (c)	15,739	1,001,817

Telecommunications (0.0%)
Ascom Holding AG (c)	14,069	184,234

		4,037,879

UNITED KINGDOM (2.4%)
Auto (0.1%)
European Motor Holdings PLC (c)	62,316	300,196
Inchcape PLC (c)	27,743	1,020,250

		1,320,446

Automotive Rental (0.1%)
Arriva PLC (c)	113,635	1,107,610

Banking & Insurance (0.1%)
Paragon Group (c)	81,891	620,987

Brewery (0.1%)
Wolverhampton & Dudley Breweries PLC (c)	44,415	916,826

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Building & Construction (0.3%)
Carillion PLC (c)	72,204	$364,423
Kier Group PLC (c)	58,154	954,095
SIG PLC (c)	76,396	864,236

		2,182,754

Construction (0.1%)
Bovis Homes Group PLC (c)	66,295	842,573
Morgan Sindall PLC (c)	16,190	221,258

		1,063,831

Consulting Services (0.1%)
Atkins (WS) PLC (c)	59,555	724,401
Savills PLC (c)	24,933	299,015

		1,023,416

Consumer Products (0.2%)
Body Shop International PLC (c)	73,930	302,922
Cookson Group PLC (b) (c)	43,961	239,658
De La Rue PLC (c)	42,583	309,229
Mcbride PLC (c)	233,482	627,122

		1,478,931

Electrical & Electronic (0.0%)
TT Electronics PLC (c)	62,771	204,167

Electronic Components (0.0%)
Renishaw PLC (c)	19,948	262,393

Engineering (0.1%)
Barratt Developments PLC (c)	58,315	747,909

Financial Services (0.2%)
Amlin PLC (c)	375,122	1,212,920
Brit Insurance Holdings PLC (c)	526,146	832,010

		2,044,930

Food (0.0%)
Greggs PLC (c)	4,954	407,894

Food Diversified (0.2%)
Dairy Crest Group PLC (b) (c)	125,411	1,117,848
Devro PLC (c)	173,394	400,929
Northern Foods PLC (c)	43,074	121,844

		1,640,621

Insurance (0.1%)
Hiscox PLC (c)	160,085	470,650

Medical Supplies (0.0%)
Cambridge Antibody Technology Group PLC (b) (c)	14,501	166,792

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Restaurants (0.0%)
Restaurant Group PLC (c)	63,743	$155,545

Retail (0.4%)
Children’s Place Retail Stores, Inc. (b) (c)	36,174	1,688,242
House of Fraser PLC (c)	144,301	280,248
Kesa Electricals PLC (c)	88,200	440,476
Woolworths Group PLC (c)	359,745	238,583

		2,647,549

Storage/Warehousing (0.0%)
Wincanton PLC (c)	51,755	230,608

Transportation (0.1%)
Go-Ahead Group PLC (c)	29,278	709,176

Travel Services (0.1%)
First Choice Holidays PLC (c)	284,337	972,191

Utilities (0.1%)
Northumbrian Water Group PLC (c)	297,619	1,195,828

		21,571,054

UNITED STATES (82.8%)
Advertising & Marketing (0.9%)
Arbitron, Inc.	39,420	1,691,118
Catalina Marketing Corp.	9,800	249,018
Getty Images, Inc. (b)	50,400	3,742,704
Harte-Hanks, Inc.	67,300	2,000,829
Ventiv Health, Inc. (b)	5,454	105,153

		7,788,822

Aerospace & Defense (1.0%)
AAR Corp. (b)	62,000	974,020
Armor Holdings, Inc. (b)	19,000	752,590
Curtiss-Wright Corp.	12,700	685,165
DRS Technologies, Inc.	13,100	671,768
Esterline Technologies Corp. (b)	30,563	1,224,965
FLIR Systems, Inc. (b)	51,900	1,548,696
Innovative Solutions & Support, Inc. (b)	8,424	282,794
MTC Technologies, Inc. (b)	34,100	1,255,903
Teledyne Technologies, Inc. (b)	22,709	739,859
Triumph Group, Inc. (b)	22,500	782,100

		8,917,860

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Airlines (0.3%)
Alaska Air Group, Inc. (b)	41,300	$1,228,675
Expressjet Holdings, Inc.	56,600	481,666
Mesa Air Group (b)	10,828	72,656
Pinnacle Airlines Corp. (b)	43,800	376,242
Republic Airways Holdings, Inc. (b)	65,000	939,250

		3,098,489

Aluminum (0.1%)
Century Aluminum Co. (b)	22,100	450,840

Apparel (0.1%)
Guess, Inc. (b)	10,926	181,153
Hartmarx Corp. (b)	22,852	230,120
K-Swiss, Inc.	19,949	645,150

		1,056,423

Applications Software (0.3%)
Salesforce.com, Inc. (b)	122,400	2,506,752

Auction House (0.6%)
Ritchie Brothers Auctioneers, Inc.	106,900	4,120,995
Sotheby’s Holdings, Inc. (b)	60,905	834,399

		4,955,394

Auto & Auto Parts (1.9%)
Aftermarket Technology Corp. (b)	7,994	139,335
American Axle & Manufacturing Holdings, Inc.	44,300	1,119,461
Clarcor, Inc.	82,200	2,404,350
Commercial Vehicle Group, Inc. (b)	9,650	171,288
Gentex Corp.	181,200	3,297,840
LKQ Corp. (b)	77,528	2,104,885
Noble International Ltd.	1,237	29,131
O’Reilly Automotive, Inc. (b)	133,380	3,976,058
Oshkosh Truck Corp.	12,870	1,007,464
Tenneco Automotive, Inc. (b)	36,337	604,648
Terex Corp. (b)	19,700	776,180
TRW Automotive Holdings Corp. (b)	46,965	1,151,112

		16,781,752

Banking (1.8%)
Accredited Home Lenders (b)	18,000	792,000
Amcore Financial, Inc.	21,711	648,725

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Banking (continued)
Amgey Bancorp, Inc.	37,500	$839,250
Anchor Bancorp Wisconsin, Inc.	1,981	59,945
BancFirst Corp.	2,699	234,786
Beverly Hills Bancorp, Inc.	2,200	24,090
BOK Financial Corp.	21,792	1,005,047
Boston Private Financial Holdings, Inc.	31,400	791,280
Center Financial Corp.	6,772	168,149
City Holding Co.	6,100	222,772
Columbia Banking System, Inc.	43	1,059
Community Trust Bancorp, Inc.	715	23,395
Corus Bankshares, Inc.	12,427	689,574
Criimi Mac, Inc. (b)	1,300	28,405
Dime Community Bancshares	82,250	1,250,200
First Citizens BancShares, Inc.	1,550	224,053
First Community Bancorp	506	24,035
First Financial Holdings, Inc.	800	23,928
First Republic Bancorp, Inc.	2,164	76,454
Firstbank Corp.	61,522	2,470,107
FirstFed Financial Corp. (b)	24,543	1,463,008
Franklin Bank Corp. (b)	66,500	1,247,540
International Bancshares Corp.	6,647	188,044
MAF Bancorp, Inc.	16,000	682,080
Old Second Bancorp, Inc.	3,863	112,375
Oriental Financial Group, Inc.	50,830	775,666
Pacific Capital Bancorp	16,775	622,017
Southwest Bancorp, Inc.	1,911	39,137
SVB Financial Group (b)	1,581	75,730
Texas Capital Bancshares, Inc. (b)	38,000	750,120
West Coast Bancorp Oregon	896	21,871
WFS Financial, Inc. (b)	3,574	181,238
Wilmington Trust Corp.	3,638	131,004
Wilshire Bancorp, Inc.	5,660	81,108

		15,968,192

Broadcasting (0.3%)
CKX, Inc. (b)	111,300	1,431,875
Radio One, Inc. (b)	104,600	1,335,742

		2,767,617

Brokerage Services (0.2%)
Neenah Paper, Inc.	48,500	1,502,045

Building & Construction (2.1%)
Chicago Bridge & Iron Co.	106,200	2,427,732
Eagle Materials, Inc.	12,400	1,122,076

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Building & Construction (continued)
Florida Rock Industries, Inc.	21,800	$1,599,030
Louisiana-Pacific Corp.	61,790	1,518,798
LSI Industries, Inc.	4,800	66,912
Meritage Homes Corp. (b)	14,700	1,168,650
NVR, Inc. (b)	4,274	3,461,940
Perini Corp. (b)	25,152	412,996
Simpson Manufacturing Co., Inc.	61,200	1,869,660
Standard-Pacific Corp.	2,000	175,900
USG Corp. (b)	65,463	2,782,178
Washington Group International, Inc. (b)	47,000	2,402,640

		19,008,512

Chemicals (0.6%)
A. Schulman, Inc.	41,500	742,435
Albemarle Corp.	23,200	846,104
FMC Corp. (b)	21,426	1,202,856
Octel Corp. (b)	27,300	491,400
Pioneer Companies, Inc. (b)	4,200	92,358
Terra Industries, Inc. (b)	275,958	1,879,274
W.R. Grace & Co. (b)	17,319	134,915

		5,389,342

Coal (0.1%)
Foundation Coal Holdings, Inc.	35,500	920,870

Commercial Services (0.9%)
Administaff, Inc.	2,886	68,571
Alliance Data Systems Corp. (b)	17,477	708,867
Coinstar, Inc. (b)	54,500	1,236,605
Collectors Universe, Inc. (b)	1,211	21,217
Costar Group, Inc. (b)	48,400	2,110,240
Deluxe Corp.	12,833	521,020
Macquarie Infrastructure Co. Trust	75,600	2,145,528
Peoplesupport, Inc. (b)	89,154	813,084
Prepaid Legal Services, Inc.	2,112	94,301
Priceline.com, Inc. (b)	33,300	776,889

		8,496,322

Communications (0.6%)
Emmis Communications Corp., Class A (b)	6,880	121,570
R.H. Donnelley Corp. (b)	77,690	4,815,226
Ubiquitel, Inc. (b)	106,240	866,918

		5,803,714

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Computer Service (2.3%)
Acxiom Corp.	41,381	$864,035
Adeza Biomedical Corp. (b)	45,800	777,684
Agilysys, Inc.	93,315	1,465,046
Anteon International Corp. (b)	77,200	3,521,864
Cerner Corp. (b)	63,806	4,336,894
Earthlink, Inc. (b)	193,515	1,675,840
Maxtor Corp. (b)	338,900	1,762,280
Micros Systems, Inc. (b)	80,160	3,587,160
MTS Systems	39,397	1,322,951
Phoenix Technology Ltd. (b)	15,408	119,874
Sykes Enterprises, Inc. (b)	110,800	1,050,384

		20,484,012

Computer Software (2.2%)
Autodesk, Inc.	10,704	367,896
Avid Technology, Inc. (b)	75,800	4,038,625
Docucorp International, Inc. (b)	5,652	41,542
EPIQ Systems, Inc. (b)	65,820	1,076,815
Gamestop Corp. (b)	9,227	275,887
Hutchinson Technology, Inc. (b)	25,362	976,691
MicroStrategy, Inc. (b)	35,000	1,856,400
NETGEAR, Inc. (b)	68,155	1,267,683
Parametric Technology Corp. (b)	309,984	1,977,698
Scientific Games Corp. (b)	102,400	2,757,632
Shanda Interactive Entertainment Ltd. (b)	44,200	1,626,118
Sybase, Inc. (b)	13,832	253,817
Western Digital Corp. (b)	180,636	2,424,135
Wind River Systems, Inc. (b)	61,500	964,320

		19,905,259

Consulting Services (0.4%)
Geo Group, Inc. (b)	9,405	235,595
The Advisory Board Co. (b)	76,700	3,738,358

		3,973,953

Consumer Goods & Services (1.7%)
AptarGroup, Inc.	72,000	3,657,600
Church & Dwight Co., Inc.	111,700	4,043,540
Matthews International Corp., Class A	65,900	2,567,464
Scotts Company (The), Class A (b)	32,600	2,321,446
Wolverine World Wide, Inc.	7,063	169,583
Yankee Candle Co., Inc.	68,100	2,186,010

		14,945,643

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Containers (0.2%)
Crown Holdings, Inc. (b)	55,000	$782,650
Silgan Holdings, Inc.	15,595	877,063

		1,659,713

Cosmetics (0.5%)
Alberto-Culver Co., Class B	50,400	2,183,832
Chattem, Inc. (b)	36,956	1,529,978
Elizabeth Arden, Inc. (b)	41,300	966,007

		4,679,817

Data Processing & Reproduction (0.3%)
CCC Information Services Group, Inc. (b)	26,645	638,148
Fair, Issac and Co., Inc.	44,975	1,641,587
infoUSA, Inc.	2,978	34,843

		2,314,578

Defense (0.4%)
Engineered Support Systems, Inc.	78,037	2,796,066
Mantech International Corp., Class A (b)	38,000	1,179,520

		3,975,586

Diagnostic Equipment (0.3%)
Biosite Diagnostics, Inc. (b)	22,149	1,217,974
Diagnostic Products Corp.	29,000	1,372,570

		2,590,544

Distribution (0.3%)
Building Materials Holding Corp.	9,895	685,625
Northwest Natural Gas Co.	24,900	952,176
NuCo2, Inc. (b)	39,600	1,016,532
Transmontaigne, Inc. (b)	36,784	386,232

		3,040,565

Diversified Manufacturing Operations (0.1%)
Esco Technologies, Inc. (b)	684	68,947
Teleflex, Inc.	8,543	507,198

		576,145

Education (0.9%)
Blackboard, Inc. (b)	131,900	3,155,048
ITT Educational Services, Inc. (b)	78,000	4,166,760
Skillsoft PLC (b)	158,200	545,790

		7,867,598

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Electric Integrated (0.1%)
Duquesne Light Holdings, Inc.	29,700	$554,796

Electronic Components (0.5%)
Amphenol Corp., Class A	8,158	327,707
Ansoft Corp. (b)	29,192	705,279
Arrow Electronics, Inc. (b)	63,844	1,734,002
Avnet, Inc. (b)	19,289	434,581
Badger Meter	852	35,188
Itron, Inc. (b)	23,688	1,058,380
Stoneridge, Inc. (b)	21,783	143,768

		4,438,905

Electronics (1.1%)
American Science & Engineering, Inc. (b)	11,639	516,306
Ametek, Inc.	2,841	118,896
Brady Corp., Class A	68,400	2,120,400
Cree Research, Inc. (b)	121,600	3,097,151
El Paso Electric Co. (b)	8,986	183,764
Lecroy Corp. (b)	27,802	382,278
LoJack Corp. (b)	2,607	45,779
Mettler Toledo International, Inc. (b)	17,374	809,281
Varian Semiconductor Equipment Associates, Inc. (b)	25,000	925,000
WESCO International, Inc. (b)	40,805	1,280,461

		9,479,316

Energy (0.3%)
CMS Energy Corp. (b)	95,020	1,431,001
Exide Technologies	41,500	201,275
Sierra Pacific Resources	98,000	1,220,100

		2,852,376

Engineering Services (0.2%)
McDermott International, Inc. (b)	30,605	642,705
Michael Baker Corp. (b)	40,459	722,598

		1,365,303

Entertainment (1.0%)
Image Entertainment, Inc. (b)	5,503	15,463
Lions Gate Entertainment Corp. (b)	176,100	1,806,786
LodgeNet Entertainment Corp. (b)	50,494	837,695
Netflix, Inc. (b)	68,100	1,117,521

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Entertainment (continued)
Speedway Motorsports, Inc. (b)	14,900	$544,744
Take-Two Interactive Software, Inc. (b)	106,410	2,708,135
THQ, Inc. (b)	52,400	1,533,748

		8,564,092

Environmental Services (0.3%)
Clean Harbors, Inc. (b)	22,534	488,537
Stericycle, Inc. (b)	51,200	2,576,384

		3,064,921

Financial (3.5%)
Affiliated Managers Group, Inc. (b)	35,600	2,432,548
Alabama National Bankcorp	10,400	679,848
American Capital Strategies Ltd.	26,700	964,137
Central Pacific Financial Corp.	120,600	4,293,360
Colonial Bancgroup, Inc.	47,200	1,041,232
East-West Bancorp, Inc.	87,500	2,939,125
Financial Federal Corp.	92,700	3,581,928
First Midwest Bancorp, Inc.	23,900	840,563
Greenhill & Co., Inc.	83,074	3,365,328
IndyMac Bancorp, Inc.	48,500	1,975,405
Investment Technology Group, Inc. (b)	54,567	1,146,998
Mid-State Bancshares	30,900	858,093
Morningstar, Inc. (b)	46,500	1,308,975
Nasdaq Stock Market, Inc. (b)	13,447	253,610
OceanFirst Financial Corp.	1,100	24,761
Prosperity Bancshares, Inc.	40,000	1,144,400
Texas Regional Bancshares, Inc., Class A	82,055	2,501,036
Westamerica Bankcorp.	37,700	1,990,937

		31,342,284

Financial Services (3.6%)
Ace Cash Express, Inc. (b)	7,602	194,307
Advanta Corp., Class B	59,269	1,669,015
Bank of Hawaii Corp.	35,823	1,818,017
Bankrate, Inc. (b)	18,820	379,035
City National Corp.	41,372	2,966,786
CompuCredit Corp. (b)	14,144	484,856
Corporate Executive Board Co.	89,200	6,987,035
Cullen/Frost Bankers, Inc.	4,802	228,815
Downey Financial Corp.	42,558	3,115,246
Factset Research Systems, Inc.	146,500	5,250,560

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Financial Services (continued)
Interactive Data Corp.	49,200	$1,022,376
Nelnet, Inc. (b)	19,131	636,488
Protective Life Corp.	43,335	1,829,604
R & G Finanical Corp., Class B	43,700	773,053
SWS Group, Inc.	2,000	34,360
Triad Guaranty, Inc. (b)	8,530	429,827
Westcorp, Inc.	75,061	3,934,698
World Acceptance (b)	1,337	40,177

		31,794,255

Food & Beverage (1.3%)
AFC Enterprises, Inc.	111,250	1,466,275
Chiquita Brands International, Inc.	69,987	1,921,843
M & F Worldwide Corp. (b)	17,991	240,360
Peet’s Coffee & Tea, Inc. (b)	45,100	1,490,104
Pepsiamericas, Inc.	1,407	36,104
Pilgrim’s Pride Corp.	78,097	2,665,450
The J.M. Smucker Co.	53,600	2,515,984
Treehouse Foods, Inc. (b)	55,500	1,582,305

		11,918,425

Food Distributors, Supermarkets & Wholesalers (0.7%)
Gold Kist, Inc. (b)	28,208	608,729
Nasch-Finch Co.	41,771	1,534,667
Sanderson Farms, Inc.	20,100	913,344
Seaboard Corp.	1,291	2,148,223
United Natural Foods, Inc. (b)	28,000	850,360

		6,055,323

Gaming & Hotels (1.2%)
Alliance Gaming Corp. (b)	45,700	640,714
Global Payment, Inc.	13,500	915,300
Kerzner International Ltd. (b)	49,100	2,796,245
Lakes Entertainment, Inc. (b)	55,600	856,240
Penn National Gaming, Inc. (b)	87,100	3,179,150
Shuffle Master, Inc. (b)	71,050	1,991,532

		10,379,181

General Obligation (0.2%)
Provide Commerce (b)	66,500	1,435,735

Healthcare (3.5%)
American Healthways, Inc. (b)	89,300	3,774,711
Apria Healthcare Group, Inc. (b)	30,000	1,039,200
Beverly Enterprises, Inc. (b)	78,500	1,000,090
Charles River Laboratories International, Inc. (b)	35,582	1,716,832

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Healthcare (continued)
Datascope Corp.	8,800	$293,480
Eclipsys Corp. (b)	15,400	216,678
Haemonetics Corp. (b)	36,147	1,469,014
Henry Schein, Inc. (b)	28,000	1,162,560
IDEXX Laboratories, Inc. (b)	81,552	5,083,135
K-V Pharmaceutical Co. (b)	158,050	2,647,338
LifePoint Hospitals, Inc. (b)	20,500	1,035,660
Magellan Health Services, Inc. (b)	41,958	1,481,537
Mentor Corp.	100,600	4,172,887
Respironics, Inc. (b)	86,445	3,121,529
Serologicals Corp. (b)	29,500	626,875
Techne Corp. (b)	39,772	1,825,933
Vertrue, Inc. (b)	43,917	1,711,006

		32,378,465

Healthcare Services (1.1%)
American Retirement Corp. (b)	7,910	115,644
Amsurg Corp. (b)	180,216	4,990,181
Dendrite International, Inc. (b)	196,100	2,706,180
Genesis Healthcare Corp. (b)	39,811	1,842,453
Sierra Health Services, Inc. (b)	3,425	244,751

		9,899,209

Home Furnishings (0.9%)
American Woodmark Corp.	32,800	984,328
Bassett Furniture Industries, Inc.	52,000	980,720
Genlyte Group, Inc. (b)	18,800	916,312
Hooker Furniture Corp.	28,900	504,883
SCP Pool Corp.	84,000	2,947,561
Stanley Furniture Co., Inc.	199	4,887
Toro Co.	48,525	1,873,550

		8,212,241

Hotels, Restaurants & Leisure (0.6%)
Boykin Lodging Co. (b)	1,200	16,080
Great Wolf Resorts, Inc. (b)	96,786	1,978,306
LA Quinta Corp. (b)	36,800	343,344
Lasalle Hotel Properties	40,300	1,322,243
Orient Express Hotels Ltd.	40,000	1,266,800

		4,926,773

Human Resources (0.1%)
Labor Ready, Inc. (b)	48,081	1,120,768

Industrial (0.5%)
Actuant Corp. (b)	41,300	1,979,921
Agnico-Eagle Mines Ltd.	60,500	762,300

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Industrial (continued)
Airgas, Inc.	37,900	$934,993
Blount International, Inc. (b)	25,514	425,829
Gerber Scientific, Inc. (b)	24,708	171,968
Titan International, Inc.	6,000	83,880

		4,358,891

Insurance (2.4%)
American Financial Group, Inc.	30,057	1,007,511
AmerUs Group Co.	6,993	336,014
Arch Capital Group Ltd. (b)	24,817	1,118,006
Argonaut Group, Inc. (b)	3,600	83,124
Aspen Insurance Holdings Ltd.	86,488	2,383,608
Brown & Brown, Inc.	25,800	1,159,452
Endurance Specialty Holdings Ltd.	49,119	1,857,681
First American Corp.	74,619	2,995,206
HCC Insurance Holdings, Inc.	20,100	761,187
Hilb, Rogal & Hamilton Co.	26,300	904,720
LandAmerica Financial Group, Inc.	2,003	118,918
Markel Corp. (b)	3,075	1,042,425
Max Re Capital Ltd.	36,583	837,751
Montpelier Re Holdings Ltd.	17,700	612,066
Safety Insurance Group, Inc.	39,376	1,329,334
Selective Insurance Group, Inc.	5,824	288,579
Tower Group, Inc.	88,500	1,383,255
United Fire & Casualty Co.	24,978	1,109,523
Zenith National Insurance Corp.	33,684	2,285,796

		21,614,156

Internet Content (1.0%)
Checkfree Corp. (b)	98,185	3,344,181
CNET Networks, Inc. (b)	108,000	1,267,920
Intermix Media, Inc. (b)	93,400	781,758
Overstock.com, Inc. (b)	37,900	1,349,240
SINA Corp. (b)	37,400	1,043,460
Valueclick, Inc. (b)	81,100	999,963

		8,786,522

Internet Services (0.2%)
Akamai Technologies, Inc. (b)	123,300	1,618,929
Riverstone Networks, Inc. (b)	1	1
Trizetto Group, Inc. (b)	9,245	129,522

		1,748,452

Investment Companies (0.2%)
Calamos Asset Management, Inc.	66,782	1,819,142

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Leisure (1.3%)
4Kids Entertainment, Inc. (b)	10,738	$213,471
Gaylord Entertainment (b)	70,400	3,272,896
Planetout, Inc. (b)	44,200	385,424
Steinway Musical Instruments, Inc. (b)	10,232	300,412
Sunterra Corp. (b)	10,800	175,068
Vail Resorts, Inc. (b)	130,712	3,673,007
WMS Industries, Inc. (b)	103,200	3,483,000

		11,503,278

Machinery (2.7%)
AGCO Corp. (b)	46,000	879,520
Applied Industrial Technology, Inc.	57,424	1,854,221
Bucyrus International Inc., Class A	30,600	1,162,188
Circor International, Inc.	1,464	36,117
Cognex Corp.	39,900	1,044,981
Commercial Metals Co.	27,800	662,196
Cummins Engine, Inc.	24,713	1,843,837
Dionex Corp. (b)	71,000	3,096,309
Flow International Corp. (b)	10,034	64,117
Gardner Denver, Inc. (b)	17,685	620,390
JLG Industries, Inc.	44,400	1,220,112
Joy Global, Inc.	82,500	2,771,175
Kennametal, Inc.	34,795	1,595,351
Lufkin Industries, Inc.	1,342	48,285
Middleby Corp. (b)	16,200	856,332
Roper Industries, Inc.	21,400	1,527,318
Tecumseh Products Co., Class A	34,400	943,936
Thomas Industries, Inc.	23,200	927,072
Wabtec Corp.	45,000	966,600
Zebra Technologies Corp. (b)	38,247	1,674,836

		23,794,893

Manufacturing (0.1%)
Lone Star Technologies, Inc. (b)	21,352	971,516

Materials (0.0%)
Sun Hydraulics Corp.	3,315	120,633
Wolverine Tube, Inc. (b)	38,700	227,169

		347,802

Medical Equipment & Supplies (2.0%)
Advanced Medical Optics, Inc. (b)	59,947	2,382,893
Alliance Imaging, Inc. (b)	36,478	381,560

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Medical Equipment & Supplies (continued)
Allscripts Healthcare Solutions, Inc. (b)	158,600	$2,634,347
Amedisys, Inc. (b)	15,500	570,090
American Medical Systems Holdings, Inc. (b)	71,700	1,480,605
Cephalon, Inc. (b)	31,877	1,269,023
Conmed Corp. (b)	27,412	843,467
Kyphon Inc. (b)	36,400	1,266,356
Per-Se Technologies, Inc. (b)	35,158	739,021
Sybron Dental Specialties, Inc. (b)	67,700	2,546,874
Unifirst Corp.	45,134	1,829,732
Young Innovations, Inc.	44,300	1,653,719

		17,597,687

Medical Products (2.9%)
Anika Therapeutics, Inc. (b)	13,542	155,598
Animas Corp. (b)	59,400	1,196,910
Arrow International, Inc.	20,000	638,000
Bausch & Lomb, Inc.	7,273	603,659
Bio-Rad Laboratories, Inc., Class A (b)	14,800	876,308
CNS, Inc.	13,086	299,015
Dade Behring Holdings, Inc.	81,823	5,319,312
Edwards Lifesciences Corp. (b)	14,086	605,980
Gen-Probe, Inc. (b)	30,500	1,105,015
Healthtronics, Inc. (b)	210,070	2,728,808
Hologic, Inc. (b)	2,558	101,681
ICU Medical, Inc. (b)	65,100	2,094,267
Impax Laboratories, Inc. (b)	101,500	1,593,550
Invitrogen Corp. (b)	945	78,709
Martek Biosciences Corp. (b)	64,600	2,451,570
MGI Pharma, Inc. (b)	27,800	604,928
Millipore Corp. (b)	10,033	569,172
Nutraceutical International Corp. (b)	19,840	264,864
Owens & Minor, Inc.	29,739	962,057
PSS World Medical, Inc. (b)	68,000	846,600
Surmodics, Inc. (b)	9,796	424,853
Telik, Inc. (b)	51,500	837,390
USANA Health Sciences, Inc. (b)	5,094	215,476
Viasys Healthcare, Inc.	35,100	792,909
Vital Signs, Inc.	3,452	149,541

		25,516,172

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Medical Providers (0.2%)
Humana, Inc. (b)	167	$6,637
Kindred Healthcare, Inc. (b)	52,878	2,094,497

		2,101,134

Metals (0.4%)
Allegheny Technologies, Inc.	38,600	851,516
Cleveland Cliffs, Inc. (b)	9,600	554,496
Quanex Corp.	43,493	2,305,564

		3,711,576

Multi-Media (0.1%)
Cumulus Media, Inc. (b)	42,600	501,828
Sinclair Broadcast Group, Inc., Class A	23,994	217,866

		719,694

Office Equipment & Supplies (0.5%)
CompX International, Inc. (b)	2,866	48,006
Ennis Business Forms, Inc.	44,700	809,964
Global Imaging Systems, Inc. (b) (b)	3,060	97,492
John H. Harland, Co.	38,801	1,474,438
United Stationers, Inc. (b)	40,100	1,968,909

		4,398,809

Oil & Gas (5.7%)
Atwood Oceanics, Inc. (b)	14,000	861,840
Cabot Oil & Gas Corp., Class A	25,250	876,175
Cal Dive International, Inc. (b)	125,133	6,553,216
Carbo Ceramics, Inc.	15,300	1,208,088
Cimarex Energy Co. (b)	77,838	3,028,677
Encore Acquisition Co. (b)	80,300	3,292,300
Energen Corp.	73,598	2,579,610
Frontier Oil Corp.	41,615	1,221,400
Grey Wolf, Inc. (b)	134,000	992,940
Hydril Co. (b)	14,700	798,945
Meridian Resource Corp. (b)	164,700	787,266
National-Oilwell, Inc. (b)	46,452	2,208,328
Newfield Exploration Co. (b)	91,400	3,645,946
Nicor, Inc.	4,738	195,063
Oceaneering International, Inc. (b)	54,100	2,090,965
Offshore Logistics, Inc. (b)	74,698	2,453,082
Range Resources Corp.	88,700	2,386,030
Remington Oil & Gas Corp. (b)	20,786	742,060
Seacor Holdings, Inc. (b)	18,014	1,158,300

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Oil & Gas (continued)
St. Mary Land & Exploration Co.	131,400	$3,807,972
Swift Energy Co. (b)	71,000	2,543,220
Tesoro Petroleum Corp.	42,070	1,957,096
UGI Corp.	104,387	2,912,397
Unit Corp. (b)	54,000	2,376,540
Universal Compression Holdings, Inc. (b)	17,500	634,200
W-H Energy Services, Inc. (b)	38,500	959,805

		52,271,461

Oil & Gas Exploration Services (2.2%)
Carrizo Oil & Gas, Inc. (b)	53,000	904,180
Comstock Resources, Inc. (b)	28,600	723,294
Core Laboratories NV (b)	9,464	253,824
Forest Oil Corp. (b)	45,364	1,905,288
Harvest Natural Resources, Inc. (b)	57,340	626,726
Hornbeck Offshore Services, Inc. (b)	16,400	444,276
KCS Energy, Inc. (b)	66,100	1,148,157
Petrohawk Energy Corp. (b)	70,900	765,720
Quicksilver Resources, Inc. (b)	66,800	4,270,524
Southwestern Energy Co. (b)	123,300	5,792,635
Stone Energy Corp. (b)	40,900	2,000,010
Veritas DGC, Inc. (b)	20,058	556,409

		19,391,043

Packaging (0.1%)
STAMPS.COM, Inc. (b)	41,200	772,500

Paper & Related Products (0.2%)
Glatfelter Co.	109,609	1,359,152

Pharmaceuticals (0.7%)
Alpharma, Inc., Class A	21,329	308,631
Angiotech Pharmaceuticals, Inc. (b)	8,600	119,196
Bone Care International, Inc. (b)	26,000	857,220
King Pharmaceuticals, Inc. (b)	25,970	270,607
Kos Pharmaceuticals, Inc. (b)	30,808	2,017,924
Medicis Pharmaceutical Corp., Class A	21,000	666,330
Noven Pharmaceuticals, Inc. (b)	44,800	783,104
Taro Pharmaceuticals USA, Inc. (b)	55,500	1,613,385

		6,636,397

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Printing (0.3%)
Consolidated Graphics, Inc. (b)	7,763	$316,498
Potlatch Corp.	9,303	486,826
Proquest Co. (b)	27,700	908,283
Scholastic Corp. (b)	25,300	975,315
TransAct Technologies, Inc. (b)	35,400	299,838

		2,986,760

Quarrying (0.2%)
Compass Minerals International, Inc.	84,000	1,965,600

Real Estate Investment Trust (2.2%)
Alexander’s, Inc. (b)	7,500	1,865,624
American Home Mortgage Investment Corp.	26,000	908,960
Amli Residential Properties Trust	17,300	540,798
Ashford Hospitality Trust, Inc.	125,700	1,357,560
Biomed Realty Trust, Inc.	34,250	816,863
CBL & Associates Properties, Inc.	41,473	1,786,242
Eagle Hospitality Poperties Trust, Inc.	76,500	696,915
ECC Capital Corp.	140,500	935,730
Equity Inns, Inc.	68,900	916,370
Equity Lifestyle Properties, Inc.	605	24,055
Essex Property Trust, Inc.	7,100	589,726
Glimcher Realty Trust	60,900	1,689,975
Housevalues, Inc. (b)	49,100	887,728
InnKeepers USA Trust	58,205	869,583
Jones Lang LaSalle, Inc. (b)	26,000	1,149,980
Mission West Properties, Inc.	10,060	103,316
Nationwide Health Properties, Inc.	61,300	1,447,293
SL Green Realty Corp.	8,724	562,698
Taubman Centers, Inc.	24,300	828,387
Trizec Properties, Inc.	87,889	1,807,877
Winston Hotels, Inc.	1,600	18,016

		19,803,696

Recreational Vehicles (0.0%)
Arctic Cat, Inc.	4,467	91,708

Research & Development (0.0%)
Life Sciences Research, Inc. (b)	9,448	112,998
PRA International (b)	7,543	202,002

		315,000

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Residential (0.2%)
Desarrolladora Homex (b)	55,300	$1,516,326

Restaurants (1.1%)
CKE Restaurants, Inc.	115,531	1,608,192
Dave & Buster’s, Inc. (b)	14,245	262,678
Famous Dave’s of America, Inc. (b)	3,956	39,046
IHOP Corp.	48,700	2,113,093
Jack In the Box, Inc. (b)	37,056	1,405,164
PF Chang’s China Bistro, Inc. (b)	38,700	2,282,525
Ruby Tuesday, Inc.	30,000	777,000
Ryan’s Restaurant Group, Inc.	62,500	875,625
Steak n Shake Co. (b)	2,250	41,895

		9,405,218

Retail (4.6%)
7-ELEVEN, Inc. (b)	19,545	591,041
AC Moore Arts & Crafts, Inc. (b)	30,500	964,105
American Eagle Outfitters, Inc. (b)	21,200	649,780
Barnes & Noble, Inc. (b)	35,444	1,375,227
Big 5 Sporting Goods Corp.	66,000	1,873,080
BJ’s Restaurants, Inc. (b)	74,935	1,524,178
BJ’s Wholesale Club, Inc. (b)	7,179	233,246
Blue Nile, Inc. (b)	82,100	2,683,849
Build-A-Bear Workshop, Inc. (b)	49,778	1,167,294
Cabelas, Inc., Class A (b)	58,000	1,238,880
Carter’s, Inc. (b)	46,000	2,685,480
Charming Shoppes, Inc. (b)	8,973	83,718
Citi Trends, Inc. (b)	2,349	42,470
Department 56, Inc. (b)	4,845	49,661
Dick’s Sporting Goods, Inc. (b)	23,500	906,865
Eddie Bauer Holdings, Inc. (b)	16,100	446,775
EZCorp, Inc. (b)	12,025	128,908
Fossil, Inc. (b)	130,300	2,957,809
Genesco, Inc. (b)	17,644	654,416
Guitar Center, Inc. (b)	24,300	1,418,391
Handleman Co.	16,969	280,158
Joseph A. Bank Clothiers, Inc. (b)	1	43
Longs Drug Stores Corp.	15,610	672,011
Movie Gallery, Inc.	105,806	2,796,453
Pacific Sunwear of California, Inc. (b)	37,000	850,630
Pantry, Inc. (b)	38,559	1,493,390
Payless ShoeSource, Inc. (b)	35,101	673,939
Petco Animal Supplies, Inc. (b)	20,000	586,400

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Retail (continued)
Ralcorp Holding, Inc.	20,500	$843,575
Rent-A-Center, Inc. (b)	65,615	1,528,173
Rex Stores Corp. (b)	44,200	638,690
Rocky Mountain Chocolate Factory, Inc.	8,600	189,200
Rocky Shoes & Boots, Inc. (b)	693	21,656
School Specialty, Inc. (b)	22,800	1,060,200
ShopKo Stores, Inc. (b)	24,818	603,326
Spartan Stores, Inc. (b)	8,899	130,548
Spectrum Brands, Inc. (b)	37,124	1,225,092
Tanger Factory Outlet Centers, Inc.	913	24,587
Timberland Co., Class A (b)	1,530	59,242
Tractor Supply Co. (b)	60,400	2,965,639
Trans World Entertainment Corp. (b)	96,347	1,139,785
Tuesday Morning Corp.	69,300	2,184,336
Zumiez, Inc. (b)	6,200	180,730

		41,822,976

Schools (0.5%)
Bright Horizons Family Solutions, Inc. (b)	33,300	1,355,976
Strayer Education, Inc.	33,300	2,872,458

		4,228,434

Semiconductor Equipment (0.9%)
ADE Corp. (b)	16,679	467,846
Axcelis Technologies, Inc. (b)	110,600	758,716
Cypress Semiconductor Corp. (b)	31,300	394,067
Omnivision Technologies, Inc. (b)	43,113	585,906
ON Semiconductor Corp. (b)	204,400	940,240
Photronics, Inc. (b)	47,287	1,103,679
Power Integrations, Inc. (b)	32,500	701,025
Sigmatel, Inc. (b)	15,221	261,192
Tessera Technologies, Inc. (b)	93,500	3,123,835

		8,336,506

Steel (0.5%)
AK Steel Holding Corp. (b)	138,933	890,561
Ryerson Tull, Inc.	52,400	747,748
Shiloh Industries, Inc. (b)	9,385	114,966
Steel Dynamics, Inc.	25,050	657,563
Texas Industries, Inc.	42,383	2,383,195

		4,794,033

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Technology (1.1%)
Atheros Communications (b)	88,500	$713,310
Black Box Corp.	18,500	654,900
CACI International, Inc., Class A (b)	23,100	1,458,996
Cogent, Inc. (b)	44,900	1,281,895
Coherent, Inc. (b)	31,093	1,119,659
Electronics For Imaging, Inc. (b)	66,400	1,397,056
Flamel Technologies (b)	38,080	689,438
Ingram Micro, Inc. (b)	31,515	493,525
Intergraph Corp. (b)	54,956	1,893,784
Progress Software Corp. (b)	13,787	415,678
Tessco Technologies, Inc. (b)	12,317	164,186

		10,282,427

Telecommunication Equipment (0.2%)
Harris Corp.	26,600	830,186
Plantronics, Inc.	19,240	699,566
SpectraLink Corp.	9,000	94,680
West Corp. (b)	352	13,517

		1,637,949

Telecommunication Services (1.5%)
Commonwealth Telephone Enterprises, Inc.	36,215	1,517,771
Commscope, Inc. (b)	5,280	91,925
Comtech Telecommunications Corp. (b)	81,350	2,654,450
Digi International, Inc. (b)	35,200	417,472
Intrado, Inc. (b)	954	14,272
Jamdat Mobile, Inc. (b)	42,800	1,184,704
NII Holdings, Inc. (b)	22,100	1,413,074
Premiere Global Services, Inc. (b)	109,861	1,240,331
SBA Communications Corp. (b)	111,612	1,506,762
SpectraSite, Inc. (b)	32,800	2,441,304
Talk America Holdings, Inc. (b)	60,218	602,782

		13,084,847

Textiles (0.4%)
Greif, Inc.	27,280	1,666,808
Myers Industries, Inc.	61,400	767,500
Valhi	48,894	855,645

		3,289,953

Tire & Rubber (0.3%)
Cooper Tire & Rubber Co.	38,500	714,945
Goodyear Tire & Rubber Co. (b)	120,797	1,799,875

		2,514,820

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Tools (0.2%)
Snap-On, Inc.	26,900	$922,670
The Stanley Works	20,129	916,675

		1,839,345

Toys (0.2%)
Jakks Pacific, Inc. (b)	93,704	1,800,054

Transportation (1.9%)
Arkansas Best Corp.	7,549	240,134
EGL, Inc. (b)	15,545	315,874
Forward Air Corp.	9,728	275,011
Frontier Airlines, Inc. (b)	10,624	109,746
Heartland Express, Inc.	34,501	670,354
HUB Group, Inc., Class A	23,000	576,150
J.B. Hunt Transport Services, Inc.	159,400	3,076,420
Kansas City Southern Industries, Inc. (b)	161,160	3,252,210
Kirby Corp. (b)	7,523	339,287
Knight Transportation, Inc.	17,006	413,756
Laidlaw International, Inc. (b)	43,800	1,055,580
Landstar System, Inc. (b)	93,704	2,822,364
Overseas Shipholding Group, Inc. (b)	16,000	954,400
RailAmerica, Inc. (b)	111,962	1,332,348
SCS Transportation, Inc. (b)	35,900	639,020
SkyWest, Inc.	69,129	1,256,765

		17,329,419

Travel Services (0.0%)
Ambassadors Group, Inc.	210	7,810

Utilities (0.8%)
Allegheny Energy, Inc. (b)	74,876	1,888,373
American States Water Co.	31,900	936,903
Gasco Energy Inc. (b)	187,200	692,640
Northwestern Corp.	28,500	898,320
UniSource Energy Corp.	1,803	55,442
Westar Energy, Inc.	93,600	2,249,208

		6,720,886

Veterinary Diagnostics (0.5%)
VCA Antech, Inc. (b)	186,500	4,522,625

Waste Disposal (0.1%)
Metal Management, Inc.	67,034	1,297,108

Wholesale Distribution (0.1%)
Beacon Roofing Supply, Inc. (b)	44,000	1,157,200

		741,379,704

Total Common Stocks		867,873,787

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

MUTUAL FUND (0.1%)
Federated Prime Obligation, Institutional Class	34,959	$34,959
Nasdaq Biotech Index	11,000	746,900

Total Mutual Fund		781,859

COMMERCIAL PAPER (0.3%)
Banks (0.2%)
Countrywide Home Loans 07/01/05	$1,407,000	1,407,000

Real Estate Investment Trust (0.1%)
Ventures Business Trust PP, 07/01/05	1,500,000	1,500,000

Total Commercial Paper		2,907,000

Value

Total Investments (Cost $719,756,670) (a) — 97.4%	$871,562,646
Other assets in excess of liabilities — 2.6%	23,163,508

NET ASSETS — 100.0%	$894,726,154

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Fair valued security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

At June 30, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Australian Dollar	07/05/05	$(436,165)	$(435,297)	$868
Hong Kong Dollar	07/05/05	(58,682)	(58,708)	(26)
Japanese Yen	07/01/05	(129,293)	(128,056)	1,237
Japanese Yen	07/05/05	(1,623,247)	(1,615,361)	7,886
Japanese Yen	07/05/05	(9,895)	(9,878)	17
Singapore Dollar	07/05/05	(27,961)	(27,960)	1
Total Short Contracts:		$(2,285,243)	$(2,275,260)	$9,983

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $719,756,670)	$871,562,646

Cash	19,739,500
Foreign currencies, at value (cost $154,314)	155,073
Interest and dividends receivable	627,716
Receivable for investments sold	10,119,031
Unrealized appreciation of forward foreign currency contracts	9,983
Reclaims receivable	95,471
Prepaid expenses and other assets	23,663

Total Assets	902,333,083

Liabilities:
Payable for investments purchased	6,786,815
Accrued expenses and other payables:
Investment advisory fees	679,607
Fund administration and transfer agent fees	21,573
Distribution fees	11,254
Administrative servicing fees	96,095
Other	11,585

Total Liabilities	7,606,929

Net Assets	$894,726,154

Represented by:
Capital	$688,711,434
Accumulated net investment income (loss)	269,600
Accumulated net realized gains (losses) from investment and foreign currency transactions	53,942,809
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	151,802,311

Net Assets	$894,726,154

Net Assets:
Class I Shares	$794,705,809
Class II Shares	55,678,854
Class III Shares	1,377,098
Class IV Shares	42,964,393

Total	$894,726,154

Shares outstanding (unlimited number of shares authorized):
Class I Shares	34,095,869
Class II Shares	2,409,487
Class III Shares	59,035
Class IV Shares	1,843,348

Total	38,407,739

Net asset value and offering price per share:*
Class I Shares	$23.31
Class II Shares	$23.11
Class III Shares	$23.33
Class IV Shares	$23.31

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$100,928
Dividend income (net of foreign withholding tax of $267,011)	5,587,205
Income from securities lending	1,256

Total Income	5,689,389

Expenses:
Investment advisory fees	4,064,624
Fund administration and transfer agent fees	305,060
Distribution fees Class II Shares	61,076
Administrative servicing fees Class I Shares	570,719
Administrative servicing fees Class II Shares	35,797
Administrative servicing fees Class III Shares	1,036
Administrative servicing fees Class IV Shares	30,963
Other**	178,782

Total Expenses	5,248,057

Net Investment Income (Loss)	441,332

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	67,762,737
Net realized gains (losses) on foreign currency transactions	421,570

Net realized gains (losses) on investment and foreign currency transactions	68,184,307
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(42,591,970)

Net realized/unrealized gains (losses) on investments and foreign currencies	25,592,337

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$26,033,669

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$441,332	$(1,456,197)
Net realized gains (losses) on investment and foreign currency transactions	68,184,307	141,840,497
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(42,591,970)	7,887,746

Change in net assets resulting from operations	26,033,669	148,272,046

Distributions to Class I shareholders from:
Net realized gains on investments	(11,761,626)	(91,891,042)
Distributions to Class II shareholders from:
Net realized gains on investments	(826,473)	(6,183,979)
Distributions to Class III shareholders from:
Net realized gains on investments	(20,332)	(188,614)
Distributions to Class IV shareholders from:
Net realized gains on investments	(637,919)	(5,035,188)

Change in net assets from shareholder distributions	(13,246,350)	(103,298,823)

Change in net assets from capital transactions	(27,051,761)	36,143,657

Change in net assets	(14,264,442)	81,116,880
Net Assets:
Beginning of period	908,990,596	827,873,716

End of period	$894,726,154	$908,990,596

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$34,798,445	$64,894,504
Dividends reinvested	11,761,581	91,891,014
Cost of shares redeemed	(78,816,627)	(142,732,941)

	(32,256,601)	14,052,577

Class II Shares
Proceeds from shares issued	11,532,499	38,188,478
Dividends reinvested	826,470	6,183,977
Cost of shares redeemed	(4,378,533)	(16,783,644)

	7,980,436	27,588,811

Class III Shares
Proceeds from shares issued	184,500	1,472,863
Dividends reinvested	20,332	188,614
Cost of shares redeemed	(519,137)	(1,258,071)

	(314,305)	403,406

Class IV Shares
Proceeds from shares issued	1,105,667	3,384,134
Dividends reinvested	637,916	5,035,186
Cost of shares redeemed	(4,204,874)	(14,320,457)

	(2,461,291)	(5,901,137)

Change in net assets from capital transactions	$(27,051,761)	$36,143,657

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	1,535,796	2,841,189
Reinvested	512,487	4,000,480
Redeemed	(3,467,905)	(6,307,646)

	(1,419,622)	534,023

Class II Shares
Issued	510,858	1,687,196
Reinvested	36,328	271,227
Redeemed	(195,116)	(748,645)

	352,070	1,209,778

Class III Shares
Issued	8,001	63,858
Reinvested	885	8,204
Redeemed	(22,982)	(54,073)

	(14,096)	17,989

Class IV Shares
Issued	48,537	149,917
Reinvested	27,796	219,207
Redeemed	(184,689)	(638,110)

	(108,356)	(268,986)

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

GVIT Small Company Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(a)
Class I Shares
Year Ended December 31, 2000	$22.12	0.02	1.91	1.93	(0.01)	(4.04)	(4.05)	$20.00	8.90%		$790,607	1.21%		0.06%		163.66%
Year Ended December 31, 2001(b)	$20.00	—	(1.34)	(1.34)	(0.02)	—	(0.02)	$18.64	(6.70%	)	$743,468	1.20%		0.02%		135.90%
Year Ended December 31, 2002	$18.64	(0.07)	(3.16)	(3.23)	—	—	—	$15.41	(17.33%	)	$561,836	1.18%		(0.33%	)	92.59%
Year Ended December 31, 2003	$15.41	(0.07)	6.39	6.32	—	—	—	$21.73	41.01%		$760,078	1.17%		(0.37%	)	93.72%
Year Ended December 31, 2004	$21.73	(0.04)	4.17	4.13	—	(2.90)	(2.90)	$22.96	19.02%		$815,585	1.19%		(0.17%	)	131.75%
Six Months Ended June 30, 2005 (Unaudited)	$22.96	0.01	0.69	0.70	—	(0.35)	(0.35)	$23.31	3.07%	(f)	$794,706	1.19%	(g)	0.10%	(g)	71.67%

Class II Shares
Period Ended December 31, 2002(c)	$18.70	(0.03)	(3.28)	(3.31)	—	—	—	$15.39	(17.70%	)(f)	$2,325	1.44%	(g)	(0.54%	)(g)	92.59%
Year Ended December 31, 2003	$15.39	(0.12)	6.37	6.25	—	—	—	$21.64	40.61%		$18,345	1.42%		(0.63%	)	93.72%
Year Ended December 31, 2004	$21.64	(0.07)	4.13	4.06	—	(2.90)	(2.90)	$22.80	18.78%		$46,906	1.44%		(0.42%	)	131.75%
Six Months Ended June 30, 2005 (Unaudited)	$22.80	(0.01)	0.67	0.66	—	(0.35)	(0.35)	$23.11	2.92%	(f)	$55,679	1.44%	(g)	(0.12%	)(g)	71.67%

Class III Shares
Period Ended December 31, 2002(d)	$17.48	(0.01)	(2.05)	(2.06)	—	—	—	$15.42	(11.78%	)(f)	$51	1.15%	(g)	(0.25%	)(g)	92.59%
Year Ended December 31, 2003	$15.42	(0.08)	6.40	6.32	—	—	—	$21.74	40.99%		$1,199	1.17%		(0.39%	)	93.72%
Year Ended December 31, 2004	$21.74	(0.03)	4.17	4.14	—	(2.90)	(2.90)	$22.98	19.06%		$1,681	1.19%		(0.15%	)	131.75%
Six Months Ended June 30, 2005 (Unaudited)	$22.98	—	0.70	0.70	—	(0.35)	(0.35)	$23.33	3.07%	(f)	$1,377	1.20%	(g)	0.07%	(g)	71.67%

Class IV Shares
Period Ended December 31, 2003(e)	$15.61	(0.05)	6.17	6.12	—	—	—	$21.73	39.21%	(f)	$48,252	1.16%	(g)	(0.36%	)(g)	93.72%
Year Ended December 31, 2004	$21.73	(0.04)	4.17	4.13	—	(2.90)	(2.90)	$22.96	19.02%		$44,819	1.19%		(0.18%	)	131.75%
Six Months Ended June 30, 2005 (Unaudited)	$22.96	0.01	0.69	0.70	—	(0.35)	(0.35)	$23.31	3.07%	(f)	$42,964	1.19%	(g)	0.10%	(g)	71.67%

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(b)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(c)	For the period from March 5, 2002 (commencement of operations) through December 31, 2002.

(d)	For the period from July 1, 2002 (commencement of operations) through December 31, 2002.

(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(f)	Not annualized.

(g)	Annualized.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the GVIT Small Company Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a) Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

“Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace and security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(k)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

(l)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(m)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$6,345,033	$167,578,685	$(22,117,742)	$145,460,943

(n)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3.	Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers*
- The Dreyfus Corporation
- Neuberger Berman, LLC
- Gartmore Global Partners**
- American Century Investment Management Company
- Morgan Stanley Investments Management, Inc.
- Waddell & Reed Investment Management Company

*	GMF, as investment adviser, directly manages a portion of the Fund.

**	Affliate of GMF and GGAMT.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.93% based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, GMF pays fees of 0.60% to the subadvisers.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II and shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares on the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

redeems Class III or Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III or Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III or Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $612,329,257 and sales of $661,022,004.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Voting	Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1: Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)
Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2: Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr. Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Gartmore GVIT Money Market Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

10	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Money Market Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Money Market Fund returned 1.06% (Class I at NAV) versus 1.38% for its benchmark, the iMoneyNet First Tier Retail Index. For broader comparison, the average return for the Fund’s Lipper peer category of Money Market Funds was 1.07%.

During the reporting period, the investment strategy remained relatively consistent due to the rising-interest-rate environment and the likelihood that short-term rates would continue to rise. As a result, the weighted average maturity throughout the quarter remained in a range of between 35 and 45 days.

The Federal Reserve Board raised short-term rates by a total of 1.00% in four consecutive moves over the reporting period. The most recent increase on June 30, 2005, represented the ninth straight 25-basis-point hike in the federal funds rate, which has risen from 1.00% in June 2004 to the current level of 3.25%. During the period, financial markets dealt with record high oil prices, rising deficits, lower long-term interest rates and fears of an overheating housing market. In their June 30, 2005, statement, the Fed mentioned that: 1) inflation remained at an “elevated” level; 2) the expansion remained “firm”; and 3) rates would likely rise at a measured pace. Given the Fed’s determination to fight inflation, and in line with its belief that the economy is on a firm footing, short-term interest rates may continue to rise to a “neutral” level—the point at which interest rates keep inflation at an acceptable level while maintaining a suitable rate of growth. Financial markets and analysts differ greatly as to what this actual rate is, but it is generally believed to be somewhere between 3.25% and 4.25%.

During the reporting period, Fund assets were somewhat more volatile due to investors moving from fixed income into the equity markets. The asset-backed commercial paper market continues to have many benefits over traditional corporate paper. Asset-backed securities (ABS) are those backed by pools that can comprise assets such as trade receivables, mortgages and credit cards. In addition to offering greater diversification, ABS also is bankruptcy remote and historically have returned higher yields over traditional corporate paper. The ABS market currently comprises roughly 60% of the short-term market.

In addition to the ABS market, floating-rate instruments tied to the one-month LIBOR (London Interbank Offered Rate) also were attractive. LIBOR is the index traditionally used for floating- rate instruments. The one-month LIBOR index was the most attractive due to the rising-interest- rate environment. For quarter-end, ABS and floating-rate notes made up 50% and 25% of the portfolio, respectively. The Fund continues to hold only Tier One securities (two top-tier ratings), and no ratings downgrades occurred during the period.

The Fund is well positioned for a continued rising-interest-rate environment due to its lower weighted average maturity and its diversified portfolio.

PORTFOLIO MANAGER: Karen Mader

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the money market.

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified one.

iMoneyNet First Tier Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

1

Gartmore GVIT Money Market Fund (continued)

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Money Market Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Ten years
Class I2	1.06%	1.63%	2.08%	3.64%
Class IV3	1.13%	1.76%	2.14%	3.67%
Class V3	1.10%	1.71%	2.13%	3.66%
*	Not Annualized.
1	Not subject to any sales charges.
2	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
3	These returns until the creation of Class IV shares (April 28, 2003) and Class V shares (October 31, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class IV or Class V shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class V shares has not been adjusted to reflect its lower expenses.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Money Market Fund, the iMoneyNet First Tier Retail Index (iMoneyNet First Tier Retail)(a), and the Consumer Price Index (CPI)(b) over as 10-year period ended 06/30/05. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The iMoneyNet First Tier Retail Index is unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Money Market Fund
Class I	Actual	$1,000	$1,011	$3.19	0.64%
	Hypothetical[1]	$1,000	$1,022	$3.21	0.64%
Class IV	Actual	$1,000	$1,011	$2.49	0.50%
	Hypothetical[1]	$1,000	$1,023	$2.51	0.50%
Class V	Actual	$1,000	$1,011	$2.79	0.56%
	Hypothetical[1]	$1,000	$1,022	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	Gartmore GVIT Money Market Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Commercial Paper	35.6%
Asset Backed Commercial Paper	35.0%
Floating Rate Notes	24.6%
Municipal Bond	3.3%
U.S. Government Agencies	1.7%
Liabilities in excess of other assets	-0.2%

100.0%

Top Holdings
Northern Rock PLC, 3.09%, 07/05/05	3.0%
Thornburg Mortgage Capital, 3.22%, 07/15/05	2.4%
Georgetown Funding Co., 3.15%, 07/19/05	2.2%
Lockhart Funding LLC, 3.41%, 07/01/05	2.1%
Goldman Sachs Group, Inc., 3.41%, 05/19/06	2.1%
Kitty Hawk Funding Corp., 3.29%, 07/25/05	2.0%
ING U.S. Funding, 3.34%, 08/22/05	1.9%
Morgan Stanley Dean Witter & Co., 3.13%, 02/03/06	1.7%
Stanfield Victoria Funding LLC, 3.26%, 05/24/06	1.6%
South Carolina Public Service Authority, 3.31%, 07/28/05	1.6%
Other Holdings	79.4%

100.0%

Top Industries
Asset Backed Securities — Yankee	15.8%
Banks — Foreign	12.7%
Asset Backed — Trade & Term Receivables	9.1%
Asset Backed — Mortgages	7.6%
Asset Backed Securities — Domestic	7.2%
Broker/Dealer	5.4%
Asset Backed CDO	5.3%
Banks — Mortgage	4.6%
Financial Services	4.5%
Finance Lessors	3.6%
Other Industries	24.2%

100.0%

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER (35.0%)
Asset Backed CDO—Trust Preferred (2.1%)
Lockhart Funding LLC (b) (2.1%)
3.41%, 07/01/05	$38,000,000	$38,000,000

Asset Backed—Domestic (5.8%)
CC USA, Inc. (b) (3.7%)
3.28%, 08/01/05	15,000,000	14,957,763
3.26%, 08/05/05	23,200,000	23,127,084
3.22%, 08/10/05	10,000,000	9,964,333
3.31%, 08/22/05	10,000,000	9,952,333
3.27%, 08/26/05	7,500,000	7,462,083

		65,463,596

Harrier Financial Funding US LLC (b) (2.2%)
3.09%, 07/05/05	8,000,000	7,997,253
3.31%, 07/27/05	12,000,000	11,971,313
3.14%, 08/25/05	15,675,000	15,601,985
3.37%, 09/06/05	3,232,000	3,211,849

		38,782,400

		104,245,996

Asset Backed—Mortgages (7.6%)
Georgetown Funding Co. (b) (3.8%)
3.15%, 07/19/05	40,000,000	39,937,200
3.17%, 07/20/05	20,000,000	19,966,644
3.33%, 08/17/05	7,500,000	7,467,492

		67,371,336

Thornburg Mortgage Capital (b) (3.8%)
3.22%, 07/15/05	42,000,000	41,947,406
3.23%, 08/05/05	26,000,000	25,918,606

		67,866,012

		135,237,348

Asset Backed—Repurchase Agreement (2.8%)
Liquid Funding (b) (2.8%)
3.34%, 08/26/05	15,000,000	14,922,300
3.59%, 12/06/05	10,000,000	9,844,633
3.60%, 12/06/05	26,038,000	25,632,314

		50,399,247

Asset Backed—Trade & Term Receivables (9.1%)
Falcon Asset Securitization Corp. (b) (2.3%)
3.07%, 07/06/05	9,149,000	9,145,099
3.06%, 07/07/05	633,000	632,677
3.11%, 07/12/05	20,000,000	19,981,055

	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER (continued)
Asset Backed—Trade & Term Receivables (continued)
3.26%, 07/26/05	$12,000,000	$11,972,917

		41,731,748

Golden Funding Corp. (b) (2.6%)
3.09%, 07/05/05	18,942,000	18,935,539
3.15%, 08/02/05	9,018,000	8,992,910
3.27%, 08/10/05	18,841,000	18,772,754

		46,701,203

Kitty Hawk Funding Corp. (b) (2.0%)
3.29%, 07/25/05	35,000,000	34,923,233

Old Line Funding Corp. (b) (1.0%)
3.31%, 07/05/05	1,192,000	1,191,562
3.26%, 08/15/05	15,175,000	15,113,352
3.23%, 08/22/05	1,658,000	1,650,312

		17,955,226

Preferred Receivables Funding (b) (1.2%)
3.09%, 07/08/05	10,273,000	10,266,828
3.10%, 07/12/05	11,206,000	11,195,419

		21,462,247

		162,773,657

Asset Backed—Yankee (7.6%)
Check Point Charlie, Inc. (b) (2.1%)
3.10%, 07/11/05	22,600,000	22,580,665
3.22%, 08/08/05	5,230,000	5,212,389
2.96%, 08/15/05	10,000,000	9,963,500

		37,756,554

K2 (USA) LLC (b) (0.8%)
3.29%, 08/22/05	10,500,000	10,450,405
3.27%, 08/26/05	4,600,000	4,576,744

		15,027,149

Premier Asset Collateralized Entity LLC (b) (1.0%)
3.06%, 07/07/05	10,000,000	9,994,933
3.27%, 07/25/05	3,366,000	3,358,662
3.32%, 08/22/05	4,500,000	4,478,550

		17,832,145

Sigma Finance, Inc. (b) (2.4%)
3.13%, 07/13/05	2,900,000	2,896,984
3.24%, 08/22/05	5,594,000	5,567,404
3.27%, 08/24/05	17,000,000	16,917,125
3.31%, 08/30/05	17,200,000	17,105,688

		42,487,201

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER (continued)
Stanfield Victoria Funding LLC (b) (1.3%)
3.12%, 07/12/05	$6,500,000	$6,493,834
3.37%, 08/26/05	6,277,000	6,244,192
3.43%, 09/01/05	3,200,000	3,181,207
3.62%, 12/16/05	7,000,000	6,883,940

		22,803,173

		135,906,222

Total Asset Backed Commercial Paper		626,562,470

COMMERCIAL PAPER (35.6%)
Banks—Domestic (0.6%)
Bank Of America Corp. (0.1%)
3.08%, 07/06/05	2,870,000	2,868,776
3.09%, 07/07/05	1,585,000	1,584,186

		4,452,962

HSBC Americas, Inc. (0.5%)
3.07%, 07/05/05	10,000,000	9,996,611

		14,449,573

Banks—Foreign (11.5%)
ABN Amro NA Finance, Inc. (1.5%)
3.10%, 07/08/05	15,000,000	14,990,973
3.33%, 08/23/05	12,173,000	12,113,501

		27,104,474

ANZ National (Int’l) Ltd. (b) (3.5%)
3.08%, 07/08/05	3,800,000	3,797,723
3.11%, 07/12/05	4,950,000	4,945,311
3.32%, 08/10/05	6,242,000	6,219,043
3.28%, 08/18/05	12,400,000	12,346,136
3.37%, 08/24/05	20,000,000	19,899,200
3.35%, 09/06/05	15,000,000	14,907,038

		62,114,451

Barclays US Funding Corp. (1.2%)
3.28%, 08/18/05	1,400,000	1,393,896
3.31%, 08/23/05	20,000,000	19,902,833

		21,296,729

HBOS Treasury Services PLC (0.3%)
3.09%, 07/08/05	5,930,000	5,926,460

Societe Generale North American (0.2%)
3.19%, 08/05/05	3,547,000	3,536,068

	Principal Amount	Value

COMMERCIAL PAPER (continued)
UBS Finance (DE) LLC (3.5%)
3.10%, 07/08/05	$2,075,000	$2,073,753
3.11%, 07/12/05	3,000,000	2,997,168
3.31%, 08/08/05	10,800,000	10,762,379
3.28%, 08/30/05	27,583,000	27,432,715
3.37%, 09/19/05	13,100,000	13,002,568
3.42%, 09/26/05	7,400,000	7,339,303
3.42%, 09/27/05	1,125,000	1,115,650

		64,723,536

Westpac Capital Corp. (1.3%)
3.09%, 07/08/05	2,700,000	2,698,376
3.42%, 09/23/05	20,000,000	19,841,333

		22,539,709

		207,241,427

Banks—Mortgage (3.9%)
Nationwide Building Society (b) (0.9%)
3.37%, 09/09/05	16,675,000	16,567,017

Northern Rock PLC (b) (3.0%)
3.09%, 07/05/05	53,000,000	52,981,921

		69,548,938

Broker & Dealer (1.7%)
Citicorp Global Markets Holding, Inc. (0.9%)
3.07%, 07/07/05	15,000,000	14,992,375

Goldman Sachs Group, Inc. (0.8%)
3.10%, 07/08/05	15,000,000	14,990,958

		29,983,333

Finance Lessors (3.6%)
PB Finance (Delaware) (3.6%)
3.13%, 07/11/05	20,000,000	19,982,723
3.13%, 07/12/05	10,000,000	9,990,497
3.14%, 07/14/05	13,000,000	12,985,353
3.13%, 07/15/05	20,000,000	19,975,811
3.15%, 07/25/05	1,891,000	1,887,054

		64,821,438

Financial Services (4.5%)
ING US Funding (3.8%)
3.09%, 07/08/05	15,000,000	14,991,046
3.28%, 08/03/05	3,100,000	3,090,708
3.32%, 08/05/05	1,600,000	1,594,851
3.32%, 08/18/05	7,572,000	7,538,606

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

COMMERCIAL PAPER (continued)
Financial Services (continued)
3.34%, 08/22/05	$35,000,000	$34,831,649
3.35%, 08/29/05	5,000,000	4,972,631
3.39%, 09/02/05	800,000	795,282

		67,814,773

Rabobank USA Finance Corp. (0.7%)
3.35%, 07/01/05	12,936,000	12,936,000

		80,750,773

Insurance Carriers (1.5%)
Allianz Finance Corp. (b) (1.5%)
3.13%, 07/12/05	25,000,000	24,976,243
3.25%, 08/09/05	1,000,000	996,490

		25,972,733

Personal Credit Institutions (1.9%)
General Electric Capital Corp. (1.9%)
3.09%, 07/07/05	6,000,000	5,996,950
3.07%, 07/08/05	1,954,000	1,952,841
3.09%, 07/11/05	20,000,000	19,982,945
3.14%, 08/03/05	6,000,000	5,982,840

		33,915,576

Subdividers & Developers (2.5%)
Yorkshire Building Society (2.5%)
3.05%, 07/05/05	19,500,000	19,493,168
3.10%, 07/11/05	20,000,000	19,982,889
3.23%, 08/09/05	25,500,000	25,411,324

		64,887,381

Transportation Services (2.5%)
Netjets, Inc. (b) (2.5%)
3.09%, 07/07/05	10,955,000	10,949,395
3.10%, 07/12/05	7,500,000	7,492,942
3.34%, 08/30/05	26,185,000	26,040,109

		44,482,446

Total Commercial Paper		636,053,618

FLOATING RATE NOTES (c) (24.6%)
Asset Backed CDO (5.3%)
Castle Hill III Ltd. (b) (0.6%)
3.44%, 09/16/05	10,000,000	10,000,000

Commodore CDO II Ltd. (b) (1.4%)
3.47%, 09/12/05	25,000,000	25,000,000

	Principal Amount	Value

FLOATING RATE NOTES (c) (continued)
Newcastle CDO Ltd. (b) (1.9%)
3.30%, 10/24/05	$20,000,000	$20,000,000
3.33%, 08/24/05	15,000,000	15,000,000

		35,000,000

NorthLake CDO Ltd. (b) (1.4%)
3.44%, 09/06/05	25,000,000	25,000,000

		95,000,000

Asset Backed—Domestic (1.4%)
Harrier Financial Funding US LLC (b) (1.4%)
3.19%, 02/15/06	25,000,000	24,998,432

Asset Backed—Yankee (8.2%)
K2 (USA) LLC (b) (1.4%)
3.26%, 03/22/06	25,000,000	24,997,419

Premier Asset Collateralized Entity LLC (b) (2.9%)
3.18%, 09/15/05	25,000,000	24,998,959
3.18%, 02/15/06	25,000,000	25,000,000

		49,998,959

Sigma Finance, Inc. (b) (1.4%)
3.21%, 09/15/05	10,000,000	10,000,188
3.26%, 01/20/06	15,000,000	14,998,327

		24,998,515

Stanfield Victoria Funding LLC (b) (2.5%)
3.20%, 08/12/05	15,000,000	14,999,654
3.26%, 05/24/06	30,000,000	29,995,946

		44,995,600

		144,990,493

Banks—Domestic (1.0%)
Wells Fargo & Co. (b) (1.0%)
3.18%, 09/01/06	17,000,000	17,000,000

Banks—Foreign (1.2%)
HBOS Treasury Services PLC (1.2%)
3.33%, 09/22/06	22,000,000	22,000,000

Banks—Mortgage (0.7%)
Northern Rock PLC (b) (0.7%)
3.41%, 07/07/06	12,500,000	12,500,000

Broker / Dealer (3.7%)
Goldman Sachs Group, Inc. (2.0%)
3.41%, 05/19/06	37,000,000	37,000,000

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

FLOATING RATE NOTES (c) (continued)
Morgan Stanley Dean Witter & Co. (1.7%)
3.13%, 02/03/06	$30,000,000	$30,000,000

		67,000,000

Insurance (1.5%)
Allstate Life Global Funding (b) (1.5%)
3.30%, 06/27/06	12,500,000	12,500,000
3.19%, 08/08/06	15,000,000	15,000,000

		27,500,000

Personal Credit Institutions (1.6%)
General Electric Capital Corp. (b) (1.6%)
3.28%, 09/08/06	21,000,000	21,000,000
3.34%, 09/15/06	8,000,000	8,000,000

		29,000,000

Total Floating Rate Notes (c)		439,988,925

MUNICIPAL BONDS (3.3%)
Finance, Taxation, & Monetary Policy (3.3%)
South Carolina Public Service Authority (1.6%)
3.31%, 07/28/05	27,964,000	27,894,579

Sunshine State Governmental Financing Commission (1.7%)
3.13%, 07/13/05	9,761,000	9,750,816
3.33%, 08/04/05	21,630,000	21,562,178

		31,312,994

Total Municipal Bonds		59,207,573

	Principal Amount	Value

U.S. GOVERNMENT AGENCIES (1.7%)
Federal Home Loan Bank (1.7%)
3.00%, 02/06/06	$5,000,000	$5,000,000

3.25%, 04/25/06	25,000,000	25,000,000

Total U.S. Government Agencies		30,000,000

Total Investments (Cost $1,791,812,585) (a) — 100.2%		1,791,812,585
Liabilities in excess of other assets — (0.2%)		(3,686,593)

NET ASSETS — 100.0%		$1,788,125,992

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2005. The maturity date represents the actual maturity date.

CDO	Collateralized Debt Obligation

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $1,791,812,585)	$1,791,812,585

Cash	140
Interest and dividends receivable	871,234
Receivable from adviser	11,611
Prepaid expenses and other assets	44,036

Total Assets	1,792,739,606

Liabilities:
Distributions payable	3,773,043
Accrued expenses and other payables:
Investment advisory fees	581,290
Fund administration and transfer agent fees	59,868
Administrative servicing fees	181,690
Other	17,723

Total Liabilities	4,613,614

Net Assets	$1,788,125,992

Represented by:
Capital	$1,788,159,141
Accumulated net investment income (loss)	(1)
Accumulated net realized gains (losses) from investment transactions	(33,148)

Net Assets	$1,788,125,992

Net Assets:
Class I Shares	$1,232,203,747
Class IV Shares	79,850,820
Class V Shares	476,071,425

Total	$1,788,125,992

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,232,228,364
Class IV Shares	79,852,815
Class V Shares	476,081,609

Total	1,788,162,788

Net asset value and offering price per share:*
Class I Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$25,371,221
Dividend income	1,691

Total Income	25,372,912

Expenses:
Investment advisory fees	3,569,751
Fund administration and transfer agent fees	588,530
Administrative servicing fees Class I Shares	965,862
Administrative servicing fees Class IV Shares	61,877
Administrative servicing fees Class V Shares	159,020
Other**	301,552

Total expenses before waived or reimbursed expenses	5,646,592
Expenses waived or reimbursed	(56,995)

Total Expenses	5,589,597

Net Investment Income (Loss)	19,783,315

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	1,170

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$19,784,485

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$19,783,315	$16,484,796
Net realized gains (losses) on investment transactions	1,170	107

Change in net assets resulting from operations	19,784,485	16,484,903

Distributions to Class I shareholders from:
Net investment income	(13,740,132)	(11,878,997)
Distributions to Class IV shareholders from:
Net investment income	(940,694)	(859,899)
Distributions to Class V shareholders from:
Net investment income	(5,102,490)	(3,745,900)

Change in net assets from shareholder distributions	(19,783,316)	(16,484,796)

Change in net assets from capital transactions	473,278	(255,057,787)

Change in net assets	474,447	(255,057,680)
Net Assets:
Beginning of period	1,787,651,545	2,042,709,225

End of period	$1,788,125,992	$1,787,651,545

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$501,948,025	$989,329,590
Dividends reinvested	12,851,189	10,923,966
Cost of shares redeemed	(506,126,621)	(1,350,618,631)

	8,672,593	(350,365,075)

Class IV Shares
Proceeds from shares issued	22,882,876	39,499,580
Dividends reinvested	883,441	798,082
Cost of shares redeemed	(28,330,783)	(59,397,618)

	(4,564,466)	(19,099,956)

Class V Shares
Proceeds from shares issued	213,682,167	341,959,000
Dividends reinvested	4,703,099	3,341,605
Cost of shares redeemed	(222,020,115)	(230,893,361)

	(3,634,849)	114,407,244

Change in net assets from capital transactions	$473,278	$(255,057,787)

11

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	501,948,024	989,329,590
Reinvested	12,851,189	10,923,966
Redeemed	(506,126,621)	(1,350,618,631)

	8,672,592	(350,365,075)

Class IV Shares
Issued	22,882,876	39,499,580
Reinvested	883,441	798,082
Redeemed	(28,330,783)	(59,397,618)

	(4,564,466)	(19,099,956)

Class V Shares
Issued	213,682,167	341,959,000
Reinvested	4,703,100	3,341,605
Redeemed	(222,020,116)	(230,893,361)

	(3,634,849)	114,407,244

See notes to financial statements.

12

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Money Market Fund

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)
Class I Shares
Year Ended December 31, 2000	$1.00	0.06		0.06		(0.06)	(0.06)	$1.00	6.03%		$1,982,922	0.55%		5.87%		0.61%		5.81%
Year Ended December 31, 2001(b)	$1.00	0.04		0.04		(0.04)	(0.04)	$1.00	3.60%		$2,869,354	0.55%		3.41%		0.61%		3.35%
Year Ended December 31, 2002	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	1.21%		$2,436,783	0.62%		1.21%		0.62%		1.21%
Year Ended December 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.63%		$1,573,895	0.63%		0.63%		(h	)	(h	)
Year Ended December 31, 2004	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.81%		$1,223,530	0.62%		0.79%		(h	)	(h	)
Six Months Ended June 30, 2005 (Unaudited)	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	1.06%	(f)	$1,232,204	0.64%	(g)	2.14%	(g)	(h	)	(h	)

Class IV Shares
Period Ended December 31, 2003(c)	$1.00	(e	)	(e	)	(e )	(e )	$1.00	0.46%	(f)	$103,515	0.50%	(g)	0.67%	(g)	0.63%	(g)	0.55%	(g)
Year Ended December 31, 2004	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.94%		$84,415	0.50%		0.91%		0.62%		0.79%
Six Months Ended June 30, 2005 (Unaudited)	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	1.13%	(f)	$79,851	0.50%	(g)	2.27%	(g)	0.64%	(g)	2.13%	(g)

Class V Shares
Period Ended December 31, 2002(d)	$1.00	(e	)	(e	)	(e )	(e )	$1.00	0.22%	(f)	$324,950	0.56%	(g)	1.11%	(g)	(h	)	(h	)
Year Ended December 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.71%		$365,299	0.55%		0.70%		(h	)	(h	)
Year Ended December 31, 2004	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.89%		$479,706	0.55%		0.92%		(h	)	(h	)
Six Months Ended June 30, 2005 (Unaudited)	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	1.10%	(f)	$476,071	0.56%	(g)	2.22%	(g)	(h	)	(h	)

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(c)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(d)	For the period from October 21, 2002 (commencement of operations) through December 31, 2002.

(e)	The amount is less than $0.005.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See notes to financial statements.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Money Market Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(d)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared daily and paid monthly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares. Expenses specific to a class (such as administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Schedule	Fees
Up to $1 billion	0.40%
Next $1 billion	0.38%
Next $3 billion	0.36%
$5 billion or more	0.34%

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Effective May 1, 2005, GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses from exceeding 050% for Class IV shares until at least May 1, 2006.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2005, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF would be:

Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Six Months Ended June 30, 2005
$103,443	$116,217	$56,995

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

5. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities,

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting	Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1: Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2: Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr. Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

Gartmore GVIT Money Market Fund II

Semiannual Report

| June 30, 2005

Contents

5	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Money Market Fund II

For the semiannual period ended June 30, 2005, the Gartmore GVIT Money Market Fund II returned 0.86% versus 1.38% for its benchmark, the iMoneyNet First Tier Retail Index. For broader comparison, the average return for the Fund’s Lipper peer category of Money Market Funds was 1.07%.

The Fund is designed for those investors wanting the flexibility to move between the fixed-income and equity markets. As a result, the Fund’s weighted average maturity (WAM) will be considerably shorter than that of the peer group. The Fund is limited to a WAM of 15 days. Since the Fund’s WAM is so short, returns are most affected by the daily change in the federal funds rate, which is set by the Federal Reserve Board and is considered the most accurate predictor of interest rates. However, while the rate is set to a certain percent, it fluctuates somewhat on a daily basis. As the Federal Reserve raises rates, the Fund’s yield is immediately affected due to the fact that the portfolio turns over so quickly.

During the reporting period, the Fed increased short-term interest rates (federal funds rate) on four consecutive occasions by 25 basis points each. On June 30, 2005, the rate was 3.25% (compared to 2.25% on Dec. 31, 2004) and represented nine consecutive rate increases from 1.00% in June 2004. In its statement on June 30, 2005, the Fed mentioned its continued concern with inflation and the likelihood that short-term rates would continue to rise at a measured pace. Observers expect short-term rates to rise to a “neutral rate—which allows for an acceptable rate of inflation and sustains economic growth. This rate believed to be somewhere between 3.25% and 4.25%, but, the Federal Open Market Committee will determine the exact rate.

At the end of the reporting period, the weighted average maturity (WAM) was six days. During the reporting period, Fund asset volatility was higher compared to previous months during the year, as investors moved from fixed income to equity markets. The Fund continued to be well diversified during the period. On June 30, 2005, the largest industry concentrations were as follows: finance services, foreign banks and personal credit institutions. All securities held by the Fund were Tier One (two top-tier ratings), and no ratings downgrades occurred.

PORTFOLIO MANAGER: Karen Mader

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the money market.

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

There is no assurance that a diversified portfolio will produce better results than a nondiversified one.

iMoneyNet First Tier Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

1

Fund Performance	Gartmore GVIT Money Market Fund II

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Inception[2]
Class I	0.86%	1.22%	0.64%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on October 1, 2001.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Money II Market Fund, the iMoneyNet First Tier Retail Index (iMoneyNet First Tier Retail)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The iMoneyNet First Tier Retail Index is unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, first-tier commercial paper, floating-rate notes and asset-backed commercial paper.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2

Shareholder

Expense Example	Gartmore GVIT Money Market Fund II

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Money Market Fund II
Class I(a)	Actual	$1,000	$1,009	$4.98	1.00%
	Hypothetical[1]	$1,000	$1,020	$5.02	1.00%

(a)	The Money Market Fund II shares have no class designation.

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

3

Portfolio Summary

(June 30, 2005)	Gartmore GVIT Money Market Fund II

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Commercial Paper	79.8%
Asset Backed Securities	20.5%
Liabilities in excess of other assets	-0.3%

100.0%

Top Holdings
Cargill, Inc., 3.35%, 07/01/05	3.8%
Citigroup Global, 3.35%, 07/01/05	3.8%
Gillete Co., 3.34%, 07/01/05	3.8%
Lockhart Funding LLC, 3.41%, 07/01/05	3.8%
Stanfield Victoria Funding LLC, 3.10%, 07/01/05	3.8%
Wal-Mart Stores, Inc., 3.20%, 07/05/05	3.4%
Yorkshire Building Society, 3.35%, 07/05/05	3.4%
HBOS Treasury Services PLC, 3.09%, 07/08/05	3.4%
Colgate-Palmolive Co., 3.23%, 07/15/05	3.4%
American Express Credit Corp., 3.20%, 07/11/05	3.3%
Other Holdings	64.1%

100.0%

Top Industries
Financial Services	14.4%
Banks — Foreign	12.4%
Short Term Business Credit	9.6%
Yankee	7.0%
Personal Credit Institutions	6.7%
Trade & Term Receivables	5.9%
Agricultural Services	3.8%
CDO Trust Preferred	3.8%
Cutlery	3.8%
Variety Stores	3.4%
Other Industries	29.2%

100.0%

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND II

Statement of Investments — June 30, 2005 (Unaudited)

	Principal Amount	Value

COMMERCIAL PAPER (79.8%)
Agricultural Services (3.8%)
Cargill, Inc., 3.35%, 07/01/05 (b)	$9,700,000	$9,700,000

Auto Parts (3.2%)
Honeywell International, 3.25%, 07/05/05 (b)	4,000,000	3,998,556
Honeywell International, 3.25%, 07/06/05 (b)	4,000,000	3,998,194

		7,996,750

Bank Holdings Companies (0.7%)
Bank Of America Corp., 3.16%, 07/06/05	1,800,000	1,799,210

Banks—Foreign (12.4%)
HBOS Treasury Services PLC, 3.09%, 07/08/05	8,500,000	8,494,602
National Australia Funding (DE), 3.25%, 07/11/05	8,000,000	7,992,778
Societe Generale, 3.27%, 07/06/05	7,500,000	7,496,594
UBS Finance, 3.30%, 07/06/05	7,367,000	7,363,657

		31,347,631

Cosmetics & Toiletries (3.4%)
Colgate-Palmolive Co., 3.23%, 07/15/05 (b)	8,500,000	8,489,323

Cutlery (3.8%)
Gillete Co., 3.34%, 07/01/05 (b)	9,700,000	9,700,000

Electric Services (1.8%)
FPL Group Capital, Inc., 3.26%, 07/05/05 (b)	4,500,000	4,498,370

Finance Lessors (0.8%)
PB Finance (Delaware), 3.25%, 07/07/05	2,000,000	1,998,917

Financial Services (14.4%)
Citigroup Global, 3.35%, 07/01/05	9,700,000	9,700,000
First Data Corp., 3.35%, 07/01/05	8,000,000	8,000,000
First Data Corp., 3.19%, 07/05/05	1,090,000	1,089,614

	Principal Amount	Value

COMMERCIAL PAPER (continued)
Financial Services (continued)
ING (US) Funding LLC, 3.24%, 07/14/05	$8,000,000	$7,990,640
Rabobank USA Finance Corp., 3.34%, 07/01/05	7,390,000	7,390,000
Rabobank USA Finance Corp., 3.20%, 07/07/05	2,308,000	2,306,742

		36,476,996

General Industrial Machinery (2.8%)
Illinois Tool Works, Inc., 3.25%, 07/06/05	7,000,000	6,996,840

Office Machines (2.6%)
Pitney Bowes, Inc., 3.28%, 07/05/05 (b)	6,600,000	6,597,595

Personal Credit Institutions (6.7%)
American General Finance Corp., 3.26%, 07/08/05	8,000,000	7,994,929
Toyota Motor Credit Corp., 3.25%, 07/07/05	3,000,000	2,998,375
Toyota Motor Credit Corp., 3.20%, 07/08/05	5,000,000	4,996,889
Toyota Motor Credit Corp., 3.28%, 07/15/05	898,000	896,865

		16,887,058

Pharmaceuticals (2.4%)
Pfizer, Inc., 3.18%, 07/05/05 (b)	6,000,000	5,997,880

Publishing—Newspapers (2.7%)
Gannett Co., 3.25%, 07/12/05 (b)	3,900,000	3,896,127
Scripps, E.W. Co., 3.37%, 07/01/05 (b)	3,000,000	3,000,000

		6,896,127

Short Term Business Credit (9.6%)
American Express Credit Corp., 3.20%, 07/11/05	8,343,000	8,335,584
GE Capital Corp., 3.25%, 07/05/05	8,000,000	7,997,111
Prudential Funding LLC, 3.24%, 07/13/05	8,000,000	7,991,360

		24,324,055

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND II

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

COMMERCIAL PAPER (continued)
Subdividers & Developers (3.4%)
Yorkshire Building Society, 3.35%, 07/05/05	$8,500,000	$8,496,836

Surgical and Medical Instruments (1.9%)
Becton Dickinson, 3.35%, 07/01/05	4,800,000	4,800,000

Variety Stores (3.4%)
Wal-Mart Stores, Inc., 3.20%, 07/05/05	8,500,000	8,496,978

Total Commercial Paper		201,500,566

ASSET BACKED SECURITIES (20.5%)
CDO Trust Preferred (3.8%)
Lockhart Funding LLC, 3.41%, 07/01/05 (b)	9,700,000	9,700,000

ABS—Securities Domestic (2.0%)
Harrier Finance Funding LLC, 3.31%, 07/05/05 (b)	5,000,000	4,998,161

ABS—Repurchase Agreements (1.8%)
Liquid Funding Ltd., 3.25%, 07/07/05	4,605,000	4,602,506

ABS—Trade & Term Receivables (5.9%)
Kitty Hawk Funding Corp., 3.27%, 07/11/05 (b)	1,450,000	1,448,683
Old Line Funding Corp., 3.28%, 07/08/05 (b)	7,500,000	7,495,217
Old Line Funding Corp., 3.27%, 07/14/05 (b)	1,000,000	998,819
Variable Funding Capital Corp., 3.25%, 07/01/05	3,000,000	3,000,000
Variable Funding Capital Corp., 3.30%, 07/06/05	1,000,000	999,542
Variable Funding Capital Corp., 3.27%, 07/08/05	1,000,000	999,364

		14,941,625

	Principal Amount	Value

ASSET BACKED SECURITIES (continued)
ABS—Securities Yankee (7.0%)
K2 (USA) LLC, 3.39%, 07/01/05 (b)	$8,000,000	$8,000,000
Stanfield Victoria Funding LLC, 3.10%, 07/01/05 (b)	9,700,000	9,699,999

		17,699,999

Total Asset Backed Securities		51,942,291

Total Investments (Cost $253,442,857) (a) — 100.3%		253,442,857
Liabilities in excess of other assets — (0.3%)		(676,760)

NET ASSETS — 100.0%		$252,766,097

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

CDO	Collateralized Debt Obligation

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND II

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $253,442,857)	$253,442,857

Interest and dividends receivable	12,163
Prepaid expenses and other assets	10,998

Total Assets	253,466,018

Liabilities:
Payable to custodian	10,157
Distributions payable	468,222
Accrued expenses and other payables:
Investment advisory fees	114,449
Fund administration and transfer agent fees	7,538
Distribution fees	57,225
Administrative servicing fees	33,381
Other	8,949

Total Liabilities	699,921

Net Assets	$252,766,097

Represented by:
Capital	$252,766,133
Accumulated net realized gains (losses) from investment transactions	(36)

Net Assets	$252,766,097

Net Assets:
Class I Shares*	$252,766,097

Shares outstanding (unlimited number of shares authorized):
Class I Shares*	252,766,132

Net asset value and offering price per share:**
Class I Shares*	$1.00

*	Shares have no class designation.

**	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$3,954,189
Dividend income	50,610

Total Income	4,004,799

Expenses:
Investment advisory fees	733,879
Fund administration and transfer agent fees	94,022
Distribution fees	366,940
Administrative servicing fees Class I Shares*	220,598
Other***	56,333

Total Expenses	1,471,772

Net Investment Income (Loss)	2,533,027

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,533,027

***	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET II FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$2,533,027	$1,084,811
Net realized gains (losses) on investment transactions	—	3

Change in net assets resulting from operations	2,533,027	1,084,814

Distributions to Class I shareholders from:
Net investment income	(2,533,027)	(1,084,811)

Change in net assets from capital transactions	59,946,006	45,084,315

Change in net assets	59,946,006	45,084,318
Net Assets:
Beginning of period	192,820,091	147,735,773

End of period	$252,766,097	$192,820,091

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$776,414,368	$1,774,013,866
Dividends reinvested	2,288,675	876,584
Cost of shares redeemed	(718,757,037)	(1,729,806,135)

	59,946,006	45,084,315

SHARE TRANSACTIONS:
Issued	776,414,368	1,774,013,866
Reinvested	2,288,675	876,584
Redeemed	(718,757,037)	(1,729,806,135)

	59,946,006	45,084,315

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

GVIT Money Market Fund II

		Investment Activities				Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)
Period Ended December 31, 2001(b)	$1.00	(c	)	(c	)	(c	)	(c	)	$1.00	0.24%	(d)	$37,411	1.30%	(e)	0.93%	(e)	1.45%	(e)	0.78%	(e)
Year Ended December 31, 2002	$1.00	0.01		0.01		(0.01)		(0.01)		$1.00	0.70%		$110,041	0.99%		0.66%		0.99%		0.66%
Year Ended December 31, 2003	$1.00	(c	)	(c	)	(c	)	(c	)	$1.00	0.18%		$147,736	0.95%		0.17%		0.99%		0.13%
Year Ended December 31, 2004	$1.00	(c	)	(c	)	(c	)	(c	)	$1.00	0.41%		$192,820	0.96%		0.43%		0.99%		0.40%
Six Months Ended June 30, 2005 (Unaudited)	$1.00	0.01		0.01		(0.01)		(0.01)		$1.00	0.86%	(d)	$252,766	1.00%	(e)	1.73%	(e)	(f	)	(f	)

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	For the period from October 2, 2001 (commencement of operations) through December 31, 2001.

(c)	The amount is less than $0.005.

(d)	Not annualized.

(e)	Annualized.

(f)	There were no fee reductions during the period.

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and nancial highlights of the Gartmore GVIT Money Market II Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Investments of the Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(d)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared daily and paid monthly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(e)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocation is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
Up to $1 billion	0.50%
Next $1 billion	0.48%
Next $3 billion	0.46%
$5 billion or more	0.44%

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Fund. These fees are based on average daily net assets of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Fund.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

4. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

5. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i	Proposal One: The election of the Trust’s Board of Trustees; and

ii	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting	Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1: Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2: Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

15

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr. Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

20

J.P. Morgan GVIT Balanced Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

18	Statement of Assets and Liabilities

18	Statement of Operations

19	Statements of Changes in New Assets

20	Financial Highlights

21	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

J.P. Morgan GVIT Balanced Fund

For the semiannual period ended June 30, 2005, the J.P. Morgan GVIT Balanced Fund returned 0.00% (Class I at NAV) versus 0.55% for its blended benchmark, which consists of 60% S&P 500® Index and 40% Lehman Brothers U.S. Aggregate Index. For broader comparison, the average return for the Fund’s Lipper peer category of Balanced Funds was 0.51%.

In the U.S. large-cap portion of the Fund, the pharmaceutical/medical technology, industrial cyclical and semiconductor sectors detracted from performance, while stock selection in the network technology, energy, and health services and systems sectors benefited performance. On a stock-specific level, overweight positions in Corning Inc., Kohl’s Corp. and CSX Corp. aided performance. Overweight positions in Ambac Financial Group, Inc., Tyco International Ltd. and Boston Scientific Corp. were the primary performance detractors.

In the fixed-income portion of the Fund, we tactically traded duration, with a modest bias toward being short. Our high-yield position aided performance because we increased our allocation while maintaining a high-quality bias in the portfolio, focusing on security selection. Investors’ risk appetite for emerging markets debt increased, as low inflation in the United States, steady global growth indicators and a resumption of commodity price increases produced a favorable backdrop for emerging markets countries. The investment-grade corporate sector was a positive contributor, as corporate profit growth was healthy and technicals remained supportive. However, prepayment mortgage spreads experienced a high degree of volatility, moving in conjunction with rates, thus detracting from performance.

We select equities from a sector-neutral group of stocks that we believe are undervalued relative to their long-term potential. In the fixed-income portion of the Fund, we seek to assemble a high-quality, diversified portfolio that adds value through investments in the traditional and extended markets. Preliminary indicators point to real gross domestic product (GDP) growth of about 3.50%. We expect that the Federal Reserve (the Fed) will tighten policy by 25 basis points to 3.50% at its August meeting and again in September to a 3.75% target. With the economy on “firm footing” and spare capacity gradually absorbed, the Fed is unlikely to pause in its current tightening process until the federal funds rate reaches at least 3.75%.

Within the U.S. large-cap portion of the Fund, we expect the equity markets to trade range-bound until the Fed has completed its tightening cycle. Despite strong valuations favoring equities over fixed income, we remain cautiously optimistic as rising unit labor costs, a strengthening U.S. dollar and high energy costs are expected to put downward pressures on corporate earnings. Within the fixed-income portion of the Fund, our positioning continues to be characterized by the belief that fundamentals across sectors are strong, but value is scarce. Overall, we are neutral on corporate bonds and constructive on high-yield and emerging market bonds, given the persistence of strong fundamentals in these sectors.

PORTFOLIO MANAGERS: Patrick Jakobson, Anne Lester

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Lehman Brothers U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

There is no assurance that a diversified portfolio will produce better results than a nondiversified one.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

1

J.P. Morgan GVIT Balanced Fund (continued)

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	J.P. Morgan GVIT Balanced Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Inception[2]
Class I3	0.00%	6.76%	1.04%	2.36%
Class IV4	0.03%	6.72%	1.07%	2.38%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on October 31, 1997. This performance includes performance for a period (prior to May 1, 2000) when the Fund’s previous subadviser managed the Fund.
3	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
4	These returns until the creation of the Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class IV shares would have produced, because all classes of shares invest in the same portfolio of securities.
Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the J.P. Morgan GVIT Balanced Fund, the J.P. Morgan GVIT Balanced Composite Index (Composite)(a), the Standard & Poor’s 500 Index (S&P 500)(b), Lehman Brothers U.S. Aggregate Bond Index (LB Aggregate Bond)(c) and the Consumer Price Index (CPI)(d) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The composite is a combination of the S&P 500 (60%) and the LB Aggregate Bond (40%).
(b)	S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(c)	LB Aggregate Bond is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(d)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	J.P. Morgan GVIT Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Balanced Fund
Class I	Actual	$1,000	$1,000	$4.86	0.98%
	Hypothetical[1]	$1,000	$1,020	$4.92	0.98%
Class IV	Actual	$1,000	$1,000	$4.51	0.91%
	Hypothetical[1]	$1,000	$1,020	$4.57	0.91%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	J.P. Morgan GVIT Balanced Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	62.5%
Mortgage-Backed Securities	25.1%
Commercial Papers	13.1%
Corporate Bonds	9.9%
Cash Equivalents	3.2%
U.S. Government Long-Term Obligations	1.0%
Liabilities in excess of other assets	-14.8%

100.0%

Top Holdings*
Federal National Mortgage Association, TBA, 5.50% 07/01/33	8.5%
Federal Home Loan Mortgage Corp., TBA, 5.50%, 07/01/34	2.4%
General Electric Co.	2.3%
Citigroup, Inc.	2.0%
Exxon Mobil Corp.	2.0%
Federal National Mortgage Association, 3.01% 12/19/05	2.0%
Microsoft Corp.	1.7%
Federal National Mortgage Association, TBA, 5.00% 07/01/18	1.7%
Johnson & Johnson, Inc.	1.3%
Practor & Gamble Co.	1.1%
Other Holdings	75.0%

100.0%

Top Industries
Financial Services	21.5%
Federal National Mortgage Association	11.0%
Oil & Gas	5.9%
Financial	5.8%
Federal Home Loan Mortgage Corporation	4.9%
Retail	4.1%
Financial/Banks	4.1%
Drugs	4.0%
Healthcare	3.9%
Computer Software & Services	3.8%
Other Industries	31.0%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of other holdings.

5

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (62.5%)
Aerospace & Defense (0.6%)
Lockheed Martin Corp.	800	$51,896
Northrop Grumman Corp.	19,800	1,093,950
Raytheon Co.	8,300	324,696

		1,470,542

Apparel (0.5%)
Coach, Inc. (b)	6,900	231,633
Nike, Inc., Class B	10,800	935,280

		1,166,913

Auto Parts & Equipment (0.1%)
Lear Corp.	8,000	291,040

Broadcast Media & Cable Television (1.4%)
E.W. Scripps Co., Class A	14,800	722,240
Time Warner, Inc. (b)	30,700	512,997
Viacom, Inc., Class B	63,200	2,023,664

		3,258,901

Building—Residential & Commercial (0.1%)
Lennar Corp., Class A	4,200	266,490

Business & Consumer Services (0.6%)
eBay, Inc. (b)	26,200	864,862
FedEx Corp.	5,500	445,555

		1,310,417

Casino Hotels (0.1%)
Station Casinos, Inc.	3,400	225,760

Chemicals & Diversified (1.3%)
Air Products & Chemicals, Inc.	12,200	735,660
Nalco Holding Co. (b)	30,300	594,789
Praxair, Inc.	16,100	750,260
Rohm & Haas Co.	22,400	1,038,016

		3,118,725

Communication Equipment (1.4%)
Corning, Inc. (b)	87,000	1,445,940
Motorola, Inc.	33,200	606,232
QUALCOMM, Inc.	38,700	1,277,487

		3,329,659

Computer Equipment (1.8%)
Dell, Inc. (b)	28,400	1,122,084
EMC Corp. (b)	24,000	329,040
Hewlett-Packard Co.	9,500	223,345
International Business Machines Corp.	23,900	1,773,380

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Computer Equipment (continued)
Juniper Networks, Inc. (b)	15,300	$385,254
Lexmark International, Inc. (b)	7,000	453,810

		4,286,913

Computer Software & Services (3.8%)
Affiliated Computer Services, Inc., Class A (b)	11,900	608,090
Cisco Systems, Inc. (b)	128,600	2,457,546
First Data Corp.	500	20,070
Microsoft Corp.	166,300	4,130,892
NCR Corp. (b)	7,700	270,424
Oracle Corp. (b)	100,400	1,325,280
VERITAS Software Corp. (b)	7,800	190,320

		9,002,622

Conglomerates (1.2%)
ITT Industries, Inc.	500	48,815
Johnson Controls, Inc.	12,300	692,859
Tyco International Ltd.	61,500	1,795,800
United Technologies Corp.	6,200	318,370

		2,855,844

Construction & Building Materials (0.7%)
Caterpillar, Inc.	2,100	200,151
Centex Corp.	4,300	303,881
Deere & Co.	16,200	1,060,938

		1,564,970

Consumer & Non-Cyclical (0.5%)
Gillette Co.	24,300	1,230,309

Consumer Products (1.4%)
Fortune Brands, Inc.	4,800	426,240
Procter & Gamble Co.	50,700	2,674,425
Smurfit-Stone Container Corp. (b)	18,400	187,128

		3,287,793

Diversified Manufacturing Operations (0.3%)
Danaher Corp.	8,500	444,890
SPX Corp.	3,900	179,322

		624,212

Drugs (4.0%)
Amgen, Inc. (b)	24,800	1,499,408
Bristol-Myers Squibb Co.	8,800	219,824
Eli Lilly & Co.	20,900	1,164,339
Forest Laboratories, Inc. (b)	20,900	811,965

6

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Drugs (continued)
Johnson & Johnson, Inc.	46,500	$3,022,500
Medicis Pharmaceutical Corp., Class A	5,500	174,515
OSI Pharmaceuticals, Inc. (b)	14,100	576,267
Pfizer, Inc.	61,200	1,687,896
Schering-Plough Corp.	1,800	34,308
Watson Pharmaceutical, Inc. (b)	4,400	130,064

		9,321,086

Electrical Equipment (2.5%)
Eaton Corp.	6,800	407,320
General Electric Co.	157,900	5,471,235

		5,878,555

Electrical Services (2.2%)
CMS Energy Corp. (b)	19,200	289,152
Consolidated Edison, Inc.	3,500	163,940
Constellation Energy Group, Inc.	9,400	542,286
Dominion Resources, Inc.	15,900	1,166,901
Edison International	10,300	417,665
Entergy Corp.	2,000	151,100
Florida Power & Light, Inc.	4,600	193,476
Northeast Utilities	4,000	83,440
PG&E Corp.	11,400	427,956
Pinnacle West Capital Corp.	7,900	351,155
PPL Corp.	11,700	694,746
Scana Corp.	2,500	106,775
Xcel Energy, Inc.	33,700	657,824

		5,246,416

Financial (5.8%)
American Express Co.	4,400	234,212
CIT Group, Inc.	15,300	657,441
Citigroup, Inc.	101,200	4,678,476
Countrywide Credit Industries, Inc.	26,400	1,019,304
E*TRADE Financial Corp. (b)	2,300	32,177
Fannie Mae	3,500	204,400
Freddie Mac	5,000	326,150
Goldman Sachs Group, Inc.	13,400	1,367,068
MBNA Corp.	76,100	1,990,776
Mellon Financial Corp.	5,300	152,057
Merrill Lynch & Co., Inc.	1,100	60,511
Morgan Stanley	31,900	1,673,793
Schwab (Charles) Corp.	36,700	413,976
Washington Mutual, Inc.	14,800	602,212

		13,412,553

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Financial & Banks (4.1%)
Bank of America Corp.	51,900	$2,367,159
Bank of New York Co., Inc.	2,800	80,584
BB&T Corp.	3,000	119,910
Capital One Financial Corp.	2,200	176,022
Comerica, Inc.	1,300	75,140
Hudson City Bancorp, Inc.	21,200	241,892
KeyCorp	100	3,315
Marshall & Ilsley Corp.	4,000	177,800
North Fork Bancorp, Inc.	22,800	640,452
PNC Financial Services Group	1,200	65,352
State Street Corp.	33,300	1,606,725
TCF Financial Corp.	200	5,176
U.S. Bancorp	66,700	1,947,640
Wells Fargo Co.	28,800	1,773,504
Zions Bancorp	2,700	198,531

		9,479,202

Food & Beverage (2.0%)
Anheuser-Busch Cos., Inc.	6,000	274,500
Coca-Cola Co. (The)	56,600	2,363,050
Coca-Cola Enterprises, Inc.	9,200	202,492
PepsiCo, Inc.	19,500	1,051,635
SYSCO Corp.	21,900	792,561

		4,684,238

Healthcare (3.9%)
Bausch & Lomb, Inc.	7,700	639,100
Biomet, Inc.	8,600	297,904
Boston Scientific Corp. (b)	45,700	1,233,900
Gilead Sciences, Inc. (b)	10,700	470,693
Guidant Corp.	10,700	720,110
HCA-The Healthcare Co.	10,100	572,367
McKesson Corp.	7,300	326,967
Medco Health Solutions, Inc. (b)	4,800	256,128
Sepracor, Inc. (b)	16,200	972,162
WellPoint, Inc. (b)	25,800	1,796,712
Wyeth	23,400	1,041,300
Zimmer Holdings, Inc. (b)	10,400	792,168

		9,119,511

Hotels & Motels (0.4%)
Hilton Hotels Corp.	900	21,465
Host Marriott Corp.	10,300	180,250
International Game Technology	10,200	287,130
Marriott International, Inc., Class A	6,100	416,142

7

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Hotels & Motels (continued)
Starwood Hotels & Resorts Worldwide, Inc.	200	$11,714

		916,701

Insurance (3.2%)
Aetna, Inc.	13,700	1,134,634
AFLAC, Inc.	18,700	809,336
AMBAC Financial Group, Inc.	15,800	1,102,208
American International Group, Inc.	7,500	435,750
Assurant, Inc.	8,900	321,290
CIGNA Corp.	600	64,218
Genworth Financial, Inc., Class A	16,900	510,887
Hartford Financial Services Group, Inc.	18,500	1,383,430
MBIA, Inc.	8,600	510,066
MetLife, Inc.	17,300	777,462
Protective Life Corp.	900	37,998
St. Paul Travelers Cos., Inc.	200	7,906
W.R. Berkley Corp.	13,100	467,408

		7,562,593

Leisure & Amusements (0.0%)
MGM MIRAGE (b)	400	15,832
Walt Disney Co. (The)	2,500	62,950

		78,782

Leisure Products (0.4%)
Carnival Corp.	17,100	932,805
Hasbro, Inc.	100	2,079
Mattel, Inc.	2,500	45,750

		980,634

Media (0.5%)
News Corp.	79,200	1,281,456

Metals & Mining (0.4%)
Alcoa, Inc.	27,400	715,962
United States Steel Corp.	4,700	161,539

		877,501

Motorcycle Manufacturers (0.0%)
Harley-Davidson, Inc.	1,500	74,400

Office Equipment & Services (0.8%)
3M Co.	25,600	1,850,880

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Oil & Gas (5.5%)
Anadarko Petroleum Corp.	3,400	$279,310
Apache Corp.	10,100	652,460
Baker Hughes, Inc.	13,200	675,312
ChevronTexaco Corp.	20,500	1,146,360
ConocoPhillips	36,500	2,098,385
Devon Energy Corp.	6,900	349,692
Dynegy, Inc. (b)	13,000	63,180
EOG Resources, Inc.	7,200	408,960
Exxon Mobil Corp.	80,400	4,620,588
Kerr-Mcgee Corp.	300	22,893
Occidental Petroleums Corp.	12,000	923,160
Pride International, Inc. (b)	7,800	200,460
Rowan Cos., Inc.	8,700	258,477
Unocal Corp.	7,700	500,885
Valero Energy Corp.	4,400	348,084

		12,548,206

Paper & Forest Products (0.0%)
International Paper Co.	3,100	93,651

Printing & Publishing (0.6%)
Gannett Co., Inc.	19,700	1,401,261

Railroads (0.4%)
CSX Corp.	16,300	695,358
Norfolk Southern Corp.	8,800	272,448

		967,806

Real Estate (0.3%)
DUKE Realty Corp.	2,000	63,320
Kimco Realty Corp.	1,600	94,256
Mack-Cali Realty Corp.	3,400	154,020
ProLogis	7,600	305,824

		617,420

Restaurants (0.2%)
McDonald’s Corp.	20,400	566,100

Retail (3.9%)
Bed, Bath & Beyond, Inc. (b)	3,200	133,696
CVS Corp.	12,000	348,840
Dollar General Corp.	5,000	101,800
Family Dollar Stores, Inc.	2,100	54,810
Federated Department Stores, Inc.	5,800	425,024
Foot Locker, Inc.	3,000	81,660
Home Depot, Inc.	47,600	1,851,640
Jones Apparel Group, Inc.	8,600	266,944
Kohl’s Corp. (b)	21,100	1,179,701

8

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Retail (continued)
Lowe’s Cos., Inc.	19,400	$1,129,468
Nordstrom, Inc.	1,600	108,752
Ross Stores, Inc.	800	23,128
Staples, Inc.	27,600	588,432
Target Corp.	17,700	963,057
Wal-Mart Stores, Inc.	36,000	1,735,200
Yum! Brands, Inc.	2,200	114,576

		9,106,728

Semiconductors (1.8%)
Altera Corp. (b)	20,500	406,310
Analog Devices, Inc.	29,700	1,108,107
Broadcom Corp., Class A (b)	8,000	284,080
Intel Corp.	43,600	1,136,216
Intersil Holding Corp., Class A	5,200	97,604
Linear Technology Corp.	7,900	289,851
Maxim Integrated Products, Inc.	4,700	179,587
Microchip Technology, Inc.	7,300	216,226
Xilinx, Inc.	19,100	487,050

		4,205,031

Steel (0.0%)
Nucor Corp.	1,400	63,868

Telecommunications (2.1%)
American Tower Corp. (b)	3,300	69,366
AT&T Corp.	5,700	108,528
EchoStar Communications Corp., Class A	10,500	316,575
MCI, Inc.	12,900	331,659
Nextel Communications, Inc., Class A (b)	15,300	494,343
SBC Communications, Inc.	44,100	1,047,375
Sprint Corp.	29,800	747,682
Verizon Communications, Inc.	55,200	1,907,160

		5,022,688

Textiles (0.2%)
Mohawk Industries, Inc. (b)	5,000	412,500

Tobacco (1.1%)
Altria Group, Inc.	39,300	2,541,138

Transportation Services (0.4%)
United Parcel Service, Inc., Class B	12,000	829,920

Total Common Stocks		146,431,935

Shares or Principal Amount		Value

COMMERCIAL PAPER (13.1%)
Financial Services (13.1%)
Blue Ridge Asset Funding Corp., 3.20%, 07/19/05	$1,250,000	$1,247,900
BMW US Capital Corp., 3.21%, 07/18/05	1,000,000	998,484
Clipper Receivables Corp., 3.19%, 07/18/05	1,250,000	1,248,025
Danske Corp., 3.27%, 08/01/05	1,500,000	1,496,321
DNB Nor Bank ASA, 3.16%, 07/18/05	1,750,000	1,747,389
Edison Asset Securitization LLC, 3.20%, 08/12/05	1,750,000	1,743,193
Eureka Securitization, Inc. (d), 3.09%, 07/14/05	1,500,000	1,498,200
Federal National Mortgage Association, 2.97%, 11/04/05	1,825,000	1,803,155
Federal National Mortgage Association, 2.95%, 12/09/05	1,520,000	1,496,276
Federal National Mortgage Association, 3.00%, 12/12/05	1,265,000	1,244,444
Federal National Mortgage Association, 3.01%, 12/19/05	4,695,000	4,618,705
Fortis Funding LLC, 3.22%, 07/22/05	1,000,000	998,090
ING US Funding LLC, 3.16%, 07/15/05	1,500,000	1,498,095
International Lease Finance Corp., 3.11%, 07/18/05	1,500,000	1,497,797
Ixis Corp., 3.19%, 07/22/05	1,000,000	998,090
Kitty Hawk Funding Corp., 3.28%, 07/25/05	1,250,000	1,247,039
National Australia Funding (DE), Inc., 5.49%, 07/28/05	1,500,000	1,496,325
Rabobank USA Financial Corp., 3.20%, 07/25/05	1,000,000	997,060

9

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMERCIAL PAPER (continued)
Financial Services (continued)
UBS Finance (DE) LLC, 3.16%, 07/18/05	$1,250,000	$1,248,075
Windmill Funding Corp., 5.75%, 07/21/05	1,500,000	1,497,358

Total Commercial Papers		30,620,021

CASH EQUIVALENTS (3.2%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 3.34%, dated 06/30/05, due 07/01/05, repurchase price $7,505,002)	7,504,306	7,504,306

Total Cash Equivalents		7,504,306

CORPORATE BONDS (9.9%)
Aerospace & Defense (0.1%)
General Dynamics Corp., 2.13%, 05/15/06	165,000	162,542

Auto Related (0.6%)
Carmax Auto Owner Trust, 4.13%, 05/15/09	885,000	886,891
Ford Motor Credit Co., 7.38%, 10/28/09	200,000	195,437
Ford Motor Credit Co., 7.88%, 06/15/10	355,000	350,812
Ford Motor Credit Co., 7.00%, 10/01/13	50,000	47,974

		1,481,114

Automotive Parts and Supplies (0.0%)
Breed Technologies, Inc. (e) (f) (g), 0.00%, 04/15/08	125,000	0

Banks (1.4%)
BNP Paribas (d) (h), 5.19%, 06/29/15	240,000	242,644
Chuo Mitsui Trust & Banking (d), 5.51%, 04/15/15	195,000	191,573
HBOS Treasury Services PLC (d), 3.60%, 08/15/07	225,000	222,926

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Banks (continued)
HSBC Capital Funding LP, 4.61%, 06/27/13 (d) (h)	$420,000	$409,868
Industrial Bank of Korea (d), 4.00%, 05/19/14	180,000	174,949
Korea First Bank, 7.27%, 03/03/34	165,000	185,410
National Capital Trust II (d) (h), 5.49%, 03/23/15	335,000	344,960
RBS Capital Trust III (h), 5.51%, 09/30/14	350,000	363,514
Shinhan Bank, 5.66%, 03/02/35	180,000	180,889
Suntrust Bank, 2.50%, 11/01/06	275,000	268,688
U.S. Bank NA Minnesota, 6.50%, 02/01/08	200,000	210,977
United Overseas Bank Ltd. (d), 5.38%, 09/03/19	275,000	283,218
Woori Bank (d), 5.75%, 03/13/14	160,000	164,133

		3,243,749

Broadcast Media & Cable Television (0.7%)
AOL Time Warner, Inc., 7.63%, 04/15/31	115,000	143,622
Cablevision System Corp. (d), 8.00%, 04/15/12	25,000	24,500
Charter Communications LLC (d), 8.00%, 04/30/12	25,000	24,875
Clear Channel Communication, 5.50%, 09/15/14	245,000	232,372
Comcast Corp., 6.50%, 01/15/15	225,000	250,793
Comcast Corp., 4.95%, 06/16/16	240,000	238,911
Echostar DBS Corp., 6.38%, 10/01/11	35,000	34,694
News America, Inc., 8.88%, 04/26/23	100,000	130,666
News America, Inc., 6.20%, 12/15/34	145,000	152,176
Time Warner Cos., Inc., 9.15%, 02/01/23	75,000	102,972
Time Warner Entertainment, 8.38%, 03/15/23	185,000	236,539

		1,572,120

10

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Building—Residential & Commercial (0.2%)
D.R. Horton, Inc., 8.50%, 04/15/12	$30,000	$32,701
KB Home, 5.75%, 02/01/14	45,000	44,599
Masco Corp., 4.80%, 06/15/15	265,000	263,334
Standard Pacific Corp., 6.88%, 05/15/11	45,000	45,563

		386,197

Casino Hotels (0.0%)
MGM Mirage, Inc., 5.88%, 02/27/14	35,000	33,994

Chemicals & Diversified (0.1%)
Huntsman International LLC, 9.88%, 03/01/09	35,000	37,450
ICI Wilmington, 5.63%, 12/01/13	175,000	181,569
Polyone Corp., 10.63%, 05/15/10	65,000	68,738
Service Corp International, 7.70%, 04/15/09	25,000	26,750

		314,507

Commercial Services (0.0%)
Iron Mountain, Inc., 6.63%, 01/01/16	35,000	32,375

Consumer Products—Miscellaneous (0.0%)
Rayovac Corp. (d), 7.38%, 02/01/15	10,000	9,675

Containers (0.0%)
Crown Euro Holdings SA, 9.50%, 03/01/11	40,000	44,200
Owens-Brockway Glass Container, 7.75%, 05/15/11	30,000	31,875
Owens-Brockway Glass Container, 8.25%, 05/15/13	30,000	32,588

		108,663

Diversified Manufacturing Operations (0.1%)
Hutchinson Whamp International Ltd. (d), 6.25%, 01/24/14	130,000	139,748

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Diversified Manufacturing Operations (continued)
Hutchinson Whamp International Ltd. (d), 7.45%, 11/24/33	$145,000	$170,605

		310,353

Electrical Services (0.8%)
Alabama Power Co., 2.80%, 12/01/06	130,000	127,829
Dominion Resources, Inc., 8.13%, 06/15/10	50,000	57,610
Dominion Resources, Inc., 5.00%, 03/15/13	195,000	196,422
Dominion Resources, Inc., 7.20%, 09/15/14	95,000	110,329
Exelon Corp., 4.90%, 06/15/15	260,000	260,926
FPL Group Capital, Inc., 7.63%, 09/15/06	215,000	223,797
Pacificorp, 4.30%, 09/15/08	125,000	125,482
Progress Energy, Inc., 6.85%, 04/15/12	315,000	349,942
Progress Energy, Inc., 7.00%, 10/30/31	100,000	115,500
Scottish Power PLC, 5.38%, 03/15/15	290,000	297,264

		1,865,101

Enterprise Software & Services (0.2%)
Computer Associates, Inc. (d), 5.63%, 12/01/14	385,000	390,449

Environmental (0.0%)
Allied Waste North America, Inc., 6.13%, 02/15/14	60,000	55,725

Financial Products & Services (1.0%)
American General Finance Corp., 3.00%, 11/15/06	315,000	310,025
American General Finance Corp., 4.50%, 11/15/07	330,000	330,697
Arch Western Finance, 6.75%, 07/01/13	55,000	56,788
Associates Corporation of North America, 6.95%, 11/01/18	100,000	120,492

11

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financial Products & Services (continued)
Capital One Financial, 8.75%, 02/01/07	$375,000	$400,393
Capital One Financial, 5.25%, 02/21/17	40,000	39,649
Goldman Sachs Capital I, 6.35%, 02/15/34	295,000	319,635
HSBC Finance Corp., 5.00%, 06/30/15	120,000	120,937
Istar Financial, Inc., 6.00%, 12/15/10	115,000	119,617
Mizuho JGB Investment (d) (h), 9.87%, 06/30/08	190,000	215,247
Mizuho Preferred Capital (d) (h), 8.79%, 06/30/08	310,000	342,022
UGS Corp. (d), 10.00%, 06/01/12	15,000	16,650

		2,392,152

Funeral Services & Related Items (0.0%)
Service Corp. International, 6.75%, 04/01/16	25,000	25,563

Healthcare (0.0%)
HCA, Inc., 6.38%, 01/15/15	75,000	77,821

Home Furnishings (0.0%)
Sealy Mattress Co., 8.25%, 06/15/14	25,000	25,250

Hotels & Motels (0.0%)
Starwood Hotels & Resorts, 7.38%, 11/15/15	35,000	38,938
Vail Resorts, Inc., 6.75%, 02/15/14	45,000	45,675

		84,613

Insurance (0.5%)
Arch Capital Group Ltd., 7.35%, 05/01/34	105,000	118,504
Aspen Insurance Holdings Ltd. (d), 6.00%, 08/15/14	230,000	238,074
Liberty Mutual Group (d), 7.00%, 03/15/34	110,000	115,764
Liberty Mutual Group (d), 6.50%, 03/15/35	95,000	94,126

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Insurance (continued)
North Front Pass-Through Trust, 5.81%, 12/15/24	$250,000	$257,607
Odyssey Re Holdings, 7.65%, 11/01/13	85,000	91,760
Odyssey Re Holdings, 6.88%, 06/01/15	50,000	51,311
UnitedHealth Group, Inc., 3.30%, 01/30/08	175,000	170,946

		1,138,092

Metals (0.1%)
Noranda, Inc., 6.00%, 10/15/15	160,000	167,943
Noranda, Inc., 6.20%, 06/15/35	45,000	44,641

		212,584

Mining (0.1%)
Newmont Mining Corp., 5.88%, 04/01/35	120,000	122,281

Motor Vehicles (0.1%)
Daimler Chrysler NA Holding Corp., 4.75%, 01/15/08	125,000	125,483
TRW Automotive, Inc., 9.38%, 02/15/13	41,000	45,408

		170,891

Office Equipment & Services (0.0%)
Xerox Corp., 7.63%, 06/15/13	20,000	21,525

Oil & Gas (0.4%)
BP Capital Markets PLC, 2.75%, 12/29/06	205,000	201,722
Enterprise Production Operations (d), 6.65%, 10/15/34	125,000	137,234
Kinder Morgan Energy Partners, 7.40%, 03/15/31	135,000	164,485
Kinder Morgan Energy Partners, 7.75%, 03/15/32	65,000	82,516
Kinder Morgan Energy Partners, 7.30%, 08/15/33	35,000	42,458
Nexen, Inc., 5.88%, 03/10/35	230,000	233,751

12

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Transocean, Inc., 6.63%, 04/15/11	$40,000	$44,927
Valero Energy Corp., 7.50%, 04/15/32	50,000	61,716

		968,809

Paper & Forest Products (0.0%)
Georgia-Pacific Corp., 7.70%, 06/15/15	75,000	85,500

Real Estate (0.2%)
Istar Financial, Inc., 5.15%, 03/01/12	285,000	281,677
Societe Generale Estate LLC (d) (h), 7.64%, 09/30/07	90,000	96,308

		377,985

Real Estate Investment Trusts (0.2%)
Developers Divers Realty, 5.50%, 05/01/15	275,000	280,795
Simon Property Group LP (d), 5.10%, 06/15/15	270,000	269,856

		550,651

Retail (0.2%)
Delhaize America, Inc., 9.00%, 04/15/31	220,000	274,666
Safeway, Inc., 4.13%, 11/01/08	240,000	236,545

		511,211

Semiconductors (0.0%)
Celestica, Inc., 7.88%, 07/01/11	25,000	25,625
Freescale Semiconductor, 7.13%, 07/15/14	15,000	16,125

		41,750

Sovereign (1.7%)
Fannie Mae, 6.41%, 03/08/06	1,000,000	1,017,954
Federal Republic of Brazil, 10.50%, 07/14/14	70,000	82,775
Federal Republic of Brazil, 12.25%, 03/06/30	46,000	61,640

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Sovereign (continued)
Federal Republic of Brazil, 11.00%, 08/17/40	$115,000	$138,345
Republic of Argentina, 8.28%, 12/31/33	234,092	215,364
Republic of Colombia, 9.75%, 04/09/11	230,321	263,026
Republic of Peru, 8.75%, 11/21/33	160,000	180,400
Republic of Venezuela, 10.75%, 09/19/13	75,000	87,788
Republic of Venezuela, 9.25%, 09/15/27	360,000	377,459
Russian Federation, 12.75%, 06/24/28	190,000	343,634
Russian Federation, 8.75%, 07/24/05	205,000	205,451
Ukraine Government (d), 6.88%, 03/04/11	267,000	281,018
Ukraine Government, 7.65%, 06/11/13	65,000	71,663
United Mexican States, 11.50%, 05/15/26	135,000	216,675
United Mexican States, 8.30%, 08/15/31	110,000	136,950

		3,680,142

Special Purpose Entity (0.5%)
Aries Vermogensverwaltng (d), 9.60%, 10/25/14	250,000	324,063
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	45,000	47,025
Mantis Reef Ltd. II, 4.80%, 11/03/09	200,000	200,351
Pricoa Global Funding I (d), 3.90%, 12/15/08	400,000	395,582
UFJ Finance Aruba AEC, 6.75%, 07/15/13	115,000	128,248

		1,095,269

Telecommunications (0.7%)
America Movil SA de CV, 6.38%, 03/01/35	145,000	141,498
AT&T Wireless Services, Inc., 7.50%, 05/01/07	150,000	158,882

13

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T Wireless Services, Inc., 8.13%, 05/01/12	$15,000	$17,972
Bellsouth Corp., 6.00%, 11/15/34	90,000	95,705
Deutsche Telekom, 5.25%, 07/22/13	175,000	181,690
Deutsche Telekom, 8.75%, 06/15/30	45,000	60,929
France Telecom, 8.75%, 03/01/31	115,000	160,334
Motorola, Inc., 7.50%, 05/15/25	165,000	201,839
Nextel Communications, 7.38%, 08/01/15	35,000	37,800
Qwest Corp. (d), 9.13%, 03/15/12	35,000	38,063
Rogers Wireless, Inc., 6.38%, 03/01/14	130,000	132,275
Sprint Capital Corp., 6.90%, 05/01/19	205,000	234,783
Sprint Capital Corp., 8.75%, 03/15/32	105,000	146,067
Tele-Communications, Inc., 7.88%, 08/01/13	30,000	35,708

		1,643,545

Total Corporate Bonds		23,192,198

MORTGAGE-BACKED SECURITIES (25.1%)
Federal Home Loan Mortgage Corporation (4.9%)
5.50%, 01/15/23	494,190	502,809
5.50%, 12/25/24	343,200	349,282
5.00%, 11/15/28	700,000	713,165
6.75%, 03/15/31	870,000	1,151,824
6.25%, 07/15/32	175,000	219,732
6.00%, 02/01/35	523,127	536,738
TBA, 5.50%, 07/01/34	5,600,000	5,676,999
TBA, 6.00%, 08/15/35	2,346,000	2,403,184

		11,553,733

Federal National Mortgage Association (11.0%)
7.25%, 05/15/30	635,000	881,547
6.63%, 11/15/30	30,000	38,931
6.50%, 02/01/35	659,995	683,261

Shares or Principal Amount		Value

MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
7.00%, 02/01/35	$205,154	$216,361
TBA, 5.00%, 07/01/18	4,000,000	4,043,752
TBA, 5.50%, 07/01/33	19,650,000	19,914,057

		25,777,909

Financial Services (8.4%)
Americredit Automobile Receivables Trust, Series 03-CF, Class A3, 2.75%, 10/09/07	108,126	107,813
Americredit Automobile Receivables Trust, Series 03-CF, Class A4, 3.48%, 05/06/10	210,000	208,733
Americredit Automobile Receivables Trust, Series 04-BM, Class A4, 2.75%, 03/07/11	550,000	534,893
Americredit Automobile Receivables Trust, Series 04-DF, Class A3, 2.98%, 07/06/09	105,000	103,291
Bear Stearns Commercial Mortgage Securities, Series 04-PWR6, Class A4, 4.52%, 11/11/41	260,000	261,041
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7, Class A3, 5.12%, 02/11/41	380,000	396,036
Bear Stearns Commercial Mortgage Securities, Series 05-T18, Class A4, 4.93%, 02/13/42	470,000	483,154
Capital Auto Receivables Asset Trust, Series 03-2, Class A, 1.96%, 01/15/09	275,000	267,731
Capital One Master Trust, Series 01-BA, Class A, 4.60%, 08/17/09	420,000	423,150

14

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

MORTGAGE-BACKED SECURITIES (continued)
Financial Services (continued)
Capital One Multi-Asset Execution Trust, Series 03-A4, Class A4, 3.65%, 07/15/11	520,000	$513,999
Countrywide Alternative Loan Trust, Series 04-28CB, Class 3A1, 6.00%, 01/25/35	1,081,945	1,101,893
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1, 5.41%, 01/25/34	180,000	181,817
Countrywide Home Loans, Series 04-28R, Class A1, 5.50%, 08/25/33	1,350,727	1,369,307
CS First Boston Mortgage Securities Corp., Series 01-CK1, Class A3, 6.38%, 12/16/35	270,000	294,381
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.50%, 12/25/33	210,877	213,576
CS First Boston Mortgage Securities Corp., Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	499,378
Daimler Chrysler Auto Trust, Series 03-A, Class A4, 2.88%, 10/08/09	100,000	98,869
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	1,185,000	1,188,842
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A4, 4.80%, 08/10/42	535,000	544,444
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class AJ, 4.86%, 08/10/42	535,000	543,138
Honda Auto Receivables Owner Trust, Series 04-2, Class A3, 3.30%, 06/16/08	925,000	918,279

Shares or Principal Amount		Value

MORTGAGE-BACKED SECURITIES (continued)
Financial Services (continued)
Household Automotive Trust, Series 03-2, Class A4, 3.02%, 12/17/10	350,000	$344,167
Household Automotive Trust, Series 04-1, Class A3, 3.30%, 05/18/09	670,000	664,412
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1, 2.08%, 09/25/34	406,236	408,099
LB-UBS Commercial Mortgage Trust, Series 04-C2, Class A2, 3.25%, 03/01/29	410,000	396,683
LB-UBS Commercial Mortgage Trust, Series 05-C1, 4.74%, 02/06/30	485,000	491,085
Long Beach Mortgage Loan Trust, Series 03-4, Class AV3, 3.43%, 08/25/33	149,878	150,054
M&I Auto Loan Trust, Series 03-1, Class A4, 2.97%, 04/20/09	140,000	137,647
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	485,000	476,721
Morgan Stanley Capital I, Series 04-HQ3, Class A2, 4.05%, 01/13/41	390,000	386,154
Morgan Stanley Capital I, Series 05, Class IQ9, 4.70%, 07/15/56	265,000	267,939
Morgan Stanley Dean Witter Capital I, Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	256,603
Nissan Auto Receivables Owner Trust, Series 05-A, Class A4, 3.82%, 07/15/10	625,000	621,408
Onyx Acceptance Auto Trust, Series 03-C, Class A4, 2.66%, 05/17/10	200,000	196,275
Onyx Acceptance Auto Trust, Series 03-D, Class A4, 3.20%, 03/15/10	140,000	138,559

15

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

MORTGAGE-BACKED SECURITIES (continued)
Financial Services (continued)
Onyx Acceptance Auto Trust, Series 04-C, Class A4, 3.50%, 12/15/11	370,000	$365,730
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	273,657
Residential Asset Securities Corp., Series 02-KS4, Class AIIB, 3.34%, 07/25/32	56,840	56,953
Residential Asset Securities Corp., Series 03-KS5, Class AIIB, 3.38%, 07/25/31	131,334	131,571
Residential Asset Securities Corp., Series 03-KS7, Class AI3, 3.37%, 11/25/28	225,000	223,787
SLM Student Loan Trust, Series 03-11, Class A5, 2.99%, 12/15/22	460,000	451,780
Toyota Auto Receivables Owner Trust, Series 03-B, Class A4, 2.79%, 01/15/10	500,000	492,362
Triad Auto Receivables Owner Trust, Series 03-B, Class A4, 3.20%, 12/13/10	235,000	231,713
Volkswagen Auto Lease Trust, Series 04-A, Class A3, 2.84%, 07/20/07	450,000	445,504
Volkswagen Auto Loan Enhanced Trust, Series 03-1, Class A4, 1.93%, 01/20/10	665,000	647,696
Volkswagen Auto Loan Enhanced Trust, Series 03-2, Class A4, 2.94%, 03/22/10	275,000	270,152
Wachovia Asset Securitization, Inc., Series 03-HE2, Class AII1, 3.35%, 07/25/33	205,360	205,892
Wachovia Bank Commercial Mortgage Trust, Series 05, Class C17, 5.08%, 03/15/42	550,000	571,373
WFS Financial Owner Trust, Series 03-4, Class A4, 3.15%, 05/20/11	180,000	178,097

		19,735,838

Shares or Principal Amount		Value

MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (0.8%)
TBA, 5.50%, 07/01/34	1,800,000	$1,837,688

Total Mortgage-Backed Securities		58,905,168

U.S. GOVERNMENT LONG-TERM OBLIGATIONS (1.0%)
U.S. Treasury Bonds (0.5%)
5.38%, 02/15/31	675,000	796,500
8.88%, 02/15/19 (c)	200,000	297,320

		1,093,820

U.S. Treasury Notes (0.5%)
3.75%, 05/15/08	420,000	420,919
3.63%, 06/15/10	320,000	318,600
4.25%, 08/15/14	95,000	97,271
4.13%, 05/15/15	465,000	471,794

		1,308,584

Total U.S. Government Long-Term Obligations		2,402,404

Total Investments (Cost $252,006,778) (a) — 114.8%		269,056,032
Liabilities in excess of other assets — (14.8%)		(34,784,221)

NET ASSETS — 100.0%		$234,271,811

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Pledged as collateral for futures.

(d)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(e)	Bond in default.

(f)	Fair Valued Security.

(g)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(h)	Securities with perpetual maturity. First call date disclosed.

TBA	To Be Announced

16

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

At June 30, 2005 the Fund’s open futures contracts were as follows:

Number of Contracts	Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation (Depreciation)
Long Contracts:
25	Euro Shatz Future	08/24/05	$3,236,683	$4,597
6	Euro Bond Future	08/24/05	897,094	1,502
4	U.S. 2 yr Note Future	08/26/05	830,750	(564)
17	U.S. Treasury Lond Bond	08/26/05	2,018,750	19,940
12	U.S. Call Treasury Bond	08/26/05	16,313	7,693
53	90 Day Euro Dollar Future	03/13/06	12,721,325	838
Total Long Contracts			$19,720,915	$34,006
Short Contracts:
85	U.S. Treasury 5 yr Note Future	08/26/05	$9,255,703	$(26,188)
3	U.S. Treasury 10 yr Note Future	08/26/05	340,406	527
22	Euro Bobl Future	09/12/05	3,080,000	(10,736)
Total Short Contracts			$12,676,109	$(36,397)

The following is a summary of option activity for the period ended June 30, 2005, by the Funds (amounts in thousands):

Covered Call Options	Shares Subject to Contract	Premiums
Balance at beginning of period	59	$5,838
Options written	(114)	(17,265)
Options closed	292	24,694
Options expired	(352)	(125)
Options exercised	0	0
Options outstanding at end of period	(115)	$13,142

See notes to financial statements.

17

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $244,502,472)	$261,551,726
Repurchase agreements, at cost and value	7,504,306

Total Investments	269,056,032

Interest and dividends receivable	552,292
Receivable for investments sold	26,135,659
Receivable from adviser	4,404
Receivable for variation margin on futures and options contracts	16,787
Prepaid expenses and other assets	5,794

Total Assets	295,770,968

Liabilities:
Securities sold short, at value (proceeds $88,629)	88,627
Payable to custodian	1,652,694
Payable for investments purchased	59,557,349
Payable for variation margin on futures and options contracts	20,999
Accrued expenses and other payables:
Investment advisory fees	139,775
Fund administration and transfer agent fees	11,089
Administrative servicing fees	26,143
Other	2,481

Total Liabilities	61,499,157

Net Assets	$234,271,811

Represented by:
Capital	$233,591,147
Accumulated net investment income (loss)	130,698
Accumulated net realized gain (losses) from investment, futures and foreign currency transactions	(16,496,746)
Net unrealized appreciation (depreciation) on investments, futures and translation of assets and liabilities denominated in foreign currencies	17,046,712

Net Assets	$234,271,811

Net Assets:
Class I Shares	$184,873,212
Class IV Shares	49,398,599

Total	$234,271,811

Shares outstanding (unlimited number of shares authorized):
Class I Shares	18,699,294
Class IV Shares	4,995,514

Total	23,694,808

Net asset value and offering price per share:*
Class I Shares	$9.89
Class IV Shares	$9.89

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$2,120,346
Dividend income (net of foreign withholding tax of $43)	1,249,146

Total Income	3,369,492

Expenses:
Investment advisory fees	841,218
Fund administration and transfer agent fees	92,942
Administrative servicing fees Class I Shares	133,335
Administrative servicing fees Class IV Shares	36,473
Other**	40,893

Total expenses before waived or reimbursed expenses	1,144,861
Expenses waived or reimbursed	(18,240)

Total Expenses	1,126,621

Net Investment Income (Loss)	2,242,871

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	4,665,465
Net realized gains (losses) on futures	(100,754)
Net realized gains (losses) on foreign currency transactions	1,008

Net realized gains (losses) on investment, futures, and foreign currency transactions	4,565,719
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	(6,786,689)

Net realized/unrealized gains (losses) on investments, futures, and foreign currencies	(2,220,970)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,901

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

18

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,242,871	$4,591,873
Net realized gains (losses) on investment, futures and foreign currency transactions	4,565,719	11,990,499
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	(6,786,689)	2,486,354

Change in net assets resulting from operations	21,901	19,068,726

Distributions to Class I shareholders from:
Net investment income	(1,657,820)	(3,580,406)
Distributions to Class IV shareholders from:
Net investment income	(460,242)	(1,007,550)

Change in net assets from shareholder distributions	(2,118,062)	(4,587,956)

Change in net assets from capital transactions	(3,924,915)	(7,054,409)

Change in net assets	(6,021,076)	7,426,361
Net Assets:
Beginning of period	240,292,887	232,866,526

End of period	$234,271,811	$240,292,887

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$9,350,895	$19,002,819
Dividends reinvested	1,657,820	3,580,406
Cost of shares redeemed	(13,726,902)	(26,796,507)

	(2,718,187)	(4,213,282)

Class IV Shares
Proceeds from shares issued	1,145,589	3,240,774
Dividends reinvested	460,242	1,007,550
Cost of shares redeemed	(2,812,559)	(7,089,451)

	(1,206,728)	(2,841,127)

Change in net assets from capital transactions	$(3,924,915)	$(7,054,409)

SHARE TRANSACTIONS:
Class I Shares
Issued	951,340	2,015,476
Reinvested	169,321	372,177
Redeemed	(1,391,598)	(2,816,399)

	(270,937)	(428,746)

Class IV Shares
Issued	116,148	341,879
Reinvested	47,005	104,755
Redeemed	(285,610)	(742,838)

	(122,457)	(296,204)

See notes to financial statements.

19

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

J.P. Morgan GVIT Balanced Fund

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2000	$10.31	0.28	(0.30)	(0.02)	(0.29)	(0.29)	$10.00	(0.35%	)	$112,577	0.90%		2.86%		1.07%		2.69%		252.43%
Year Ended December 31, 2001(c)	$10.00	0.22	(0.60)	(0.38)	(0.22)	(0.22)	$9.40	(3.77%	)	$149,875	0.90%		2.34%		1.03%		2.21%		181.89%
Year Ended December 31, 2002	$9.40	0.19	(1.34)	(1.15)	(0.19)	(0.19)	$8.06	(12.31%	)	$147,289	0.99%		2.22%		1.00%		2.21%		297.08%
Year Ended December 31, 2003	$8.06	0.15	1.32	1.47	(0.15)	(0.15)	$9.38	18.41%		$182,056	0.98%		1.80%		(g	)	(g	)	310.16%
Year Ended December 31, 2004	$9.38	0.19	0.60	0.79	(0.19)	(0.19)	$9.98	8.49%		$189,232	0.98%		1.96%		(g	)	(g	)	293.17%
Six Months Ended June 30, 2005 (Unaudited)	$9.98	0.10	(0.10)	0.00	(0.09)	(0.09)	$9.89	0.00%	(e)	$184,873	0.98%	(f)	1.91%	(f)	(g	)	(g	)	162.51%

Class IV Shares
Period Ended December 31, 2003(d)	$8.23	0.11	1.16	1.27	(0.12)	(0.12)	$9.38	15.47%	(e)	$50,811	0.91%	(f)	1.79%	(f)	0.96%	(f)	1.74%	(f)	310.16%
Year Ended December 31, 2004	$9.38	0.19	0.60	0.79	(0.19)	(0.19)	$9.98	8.54%		$51,061	0.91%		2.02%		0.98%		1.95%		293.17%
Six Months Ended June 30, 2005 (Unaudited)	$9.98	0.10	(0.10)	0.00	(0.09)	(0.09)	$9.89	0.03%	(e)	$49,399	0.91%	(f)	1.98%	(f)	0.98%	(f)	1.90%	(f)	162.51%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

See notes to financial statements.

20

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, was subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the J.P.Morgan GVIT Balanced Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is

21

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC-acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

22

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(e)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$2,663,453	$19,210,136	$(4,824,335)	$14,385,801

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

23

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund. JPMorgan Investment Management, Inc. (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, the adviser pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $100 million	0.75%	0.40%	0.35%
$100 million or more	0.70%	0.40%	0.30%

Effective May 1, 2005, GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses from exceeding 0.91% for Class IV Shares until at least May 1, 2006.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2005, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF would be:

Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Six Months Ended April 30, 2005
$20,093	$32,438	$18,240

24

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund and 0.20% of Class IV shares of the Fund.

4. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $379,164,736 and sales of $387,313,364.

25

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

5. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

6. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

26

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

27

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

28

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

29

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association–College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

30

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

31

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

32

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

33

Gartmore GVIT Mid Cap Growth Fund

Semiannual Report

| June 30, 2005

Contents

5	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in New Assets

9	Financial Highlights

10	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Mid Cap Growth Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Mid Cap Growth Fund returned 1.70% (Class I at NAV) versus 1.70% for its benchmark, the Russell Midcap® Growth Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mid-Cap Growth Funds was 0.32%.

Since 2005 began, significant contributors to the Fund’s performance have included exposure to the energy, consumer discretionary and health-care sectors. While the Fund’s energy segment has benefited from both strong stock selection and sector outperformance, we are particularly pleased with the stock selection in health care, an area of focus in the latter half of 2004. Stock selection was generally good across sectors with the exception of information technology, which was the most significant detractor from performance. Our overweight position in the underperforming technology sector was aggravated by poor stock selection. We should note, however, that negative stock selection has largely been concentrated to a few names within technology. We believe that our philosophy and strategy continue to work and that the Fund is well positioned for the second half of 2005.

We maintain a discipline of finding high-quality growth stocks, regardless of the prevailing market conditions. As we expected during the period, as investors’ confidence in the earnings recovery strengthened, cyclical and lower-quality companies’ stock performed very well, which is typical in the first stage of an economic recovery. As we look forward, we feel that we are currently entering the second phase of an earnings recovery, during which higher-quality companies with sustainable earnings growth has historically outperformed. We continue to believe that we are guarded on the downside by our careful attention to stock selection. Our core philosophy has not changed, and, therefore, the Fund remains relatively sector-neutral to the benchmark, since we prefer to let our stock selections drive performance. We remain focused on high-quality companies with sustainable competitive advantages, strong balance sheets and industry-leading returns trading at reasonable multiples. We are hopeful that our strategy will be rewarded during a complete market cycle.

PORTFOLIO MANAGER: Robert D. Glise

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Russell Midcap® Growth Index: An unmanaged index of mid-capitalization growth stocks of U.S. companies; measures the performance of the stocks of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values, and gives a broad look at how the stock prices of medium-sized U.S. companies have performed.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

1

Fund Performance	Gartmore GVIT Mid Cap Growth Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Ten years
Class I2	1.70%	10.16%	6.92%	12.68%
Class II2	1.62%	10.04%	6.71%	12.42%
Class III[2]	1.70%	10.19%	6.94%	12.69%
Class IV3	1.70%	10.15%	6.93%	12.68%
*	Not Annualized.
1	Not subject to any sales charges.
2	These returns until April 28, 2003 are based on the performance of the Portfolio which is the same as performance for the Class IV shares and which was achieved prior to the acquisition of the Portfolio’s assets by the Fund and restatement of the performance of Class I, Class II, Class III shares. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class I, Class II, and Class III shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class IV. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.
3	The Fund’s predecessor, Market Street Mid Cap Growth Portfolio (the “Portfolio”), commenced operations on May 1, 1989. As of April 28, 2003, the Strong GVIT Mid Cap Growth Fund (renamed Gartmore GVIT Mid Cap Growth Fund) acquired all the assets, subject to stated liabilities, of the Portfolio. As a result, the performance of the Gartmore GVIT Mid Cap Growth Fund was restated to reflect the performance of the Portfolio because the Portfolio was the survivor for performance purposes. The performance of the Strong GVIT Mid Cap Growth Fund prior to April 28, 2003 is no longer reflected when performance is presented for the Fund.
Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class IV shares of the Gartmore GVIT Mid Cap Growth Fund, Russell Midcap Growth Index (Russell Midcap Growth)(a), and the Consumer Price Index (CPI)(b) over as 10-year period ended 06/30/05. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Russell Midcap Growth is an unmanaged index of mid-capitalization growth stocks of U.S. companies; measures the performance of the stocks of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values, and gives a broad look at how the stock prices of medium-sized U.S. companies have performed.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2

Shareholder

Expense Example	Gartmore GVIT Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account value and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Mid Cap Growth Fund
Class I	Actual	$1,000	$1,017	$4.95	0.99%
	Hypothetical[1]	$1,000	$1,020	$4.97	0.99%
Class II	Actual	$1,000	$1,016	$5.50	1.10%
	Hypothetical[1]	$1,000	$1,020	$5.52	1.10%
Class III	Actual	$1,000	$1,017	$4.95	0.99%
	Hypothetical[1]	$1,000	$1,020	$4.97	0.99%
Class IV	Actual	$1,000	$1,017	$4.75	0.95%
	Hypothetical[1]	$1,000	$1,020	$4.77	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

3

Portfolio Summary

Gartmore GVIT Mid Cap Growth Fund	(June 30, 2005)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	99.6%
Cash Equivalents	1.2%
Other Investments*	19.9%
Liabilities in excess of other assets**	-20.7%

100.0%

Top Holdings***
L-3 Communications Holdings, Inc.	3.8%
Investors Financial Services Corp.	2.9%
Corporate Executive Board Co.	2.9%
Amphenol Corp., Class A	2.4%
EOG Resources, Inc.	2.3%
Invitrogen Corp.	2.1%
Alliance Data Systems Corp.	2.0%
Marvel Technology Group Ltd.	2.0%
XTO Energy, Inc.	2.0%
Kos Pharmaceuticals, Inc.	1.9%
Other Holdings	75.7%

100.0%

Top Industries
Computer Software & Services	11.9%
Medical Products & Services	8.8%
Retail	8.5%
Oil & Gas	7.7%
Electronics	6.4%
Telecommunications	6.2%
Semiconductors	5.8%
Consumer Products	5.5%
Consumer & Commercial Services	4.7%
Financial Services	4.4%
Other Industries	30.1%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of other holdings.

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GARTMORE GVIT MID CAP GROWTH FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (99.6%)
Aerospace & Defense (3.8%)
L-3 Communications Holdings, Inc.	116,000	$8,883,280

Banks (4.0%)
City National Corp.	46,700	3,348,857
North Fork Bancorp, Inc.	101,800	2,859,562
Zions Bancorp	45,000	3,308,850

		9,517,269

Business Services (4.2%)
ChoicePoint, Inc. (b)	78,566	3,146,568
Corporate Executive Board Co.	85,800	6,720,714

		9,867,282

Computer Software & Services (11.9%)
Business Objectives S.A. ADR-FR (b)	127,800	3,361,140
CACI International, Inc., Class A (b)	34,774	2,196,326
eResearch Technology, Inc. (b)	154,500	2,068,755
Factset Research Systems, Inc.	92,450	3,313,408
Fiserv, Inc. (b)	79,500	3,414,525
Henry ( Jack) & Associates, Inc.	123,400	2,259,454
InfoSpace, Inc. (b)	50,700	1,669,551
Intuit, Inc. (b)	69,600	3,139,656
Mercury Interactive Corp. (b)	111,700	4,284,812
Navteq Corp. (b)	63,100	2,346,058

		28,053,685

Construction (1.4%)
D.R. Horton, Inc.	89,533	3,367,336

Consumer & Commercial Services (4.7%)
Alliance Data Systems Corp. (b)	120,300	4,879,368
Rollins, Inc.	164,550	3,297,582
Total System Services, Inc.	121,600	2,930,560

		11,107,510

Consumer Products (5.5%)
Ball Corp.	52,800	1,898,688
Church & Dwight, Inc.	60,900	2,204,580
Fortune Brands, Inc.	40,300	3,578,640
Gildan Activewear, Inc., Class A (b)	108,000	2,845,800
Jarden Corp. (b)	44,900	2,421,008

		12,948,716

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Electronics (6.4%)
Amphenol Corp., Class A	138,700	$5,571,579
Cabot Microelectronics Corp. (b)	76,900	2,229,331
Jabil Circuit, Inc. (b)	127,900	3,930,367
Microchip Technology, Inc.	110,700	3,278,934

		15,010,211

Financial Services (4.4%)
Ameritrade Holdings Corp. (b)	188,000	3,494,920
Investors Financial Services Corp.	182,900	6,917,278

		10,412,198

Gaming & Leisure (2.5%)
Penn National Gaming, Inc. (b)	103,100	3,763,150
Scientific Games Corp. (b)	76,700	2,065,531

		5,828,681

Healthcare (3.2%)
Express Scripts, Inc. (b)	76,000	3,798,480
St. Jude Medical, Inc. (b)	86,400	3,767,904

		7,566,384

Instruments—Scientific (0.8%)
Waters Corp. (b)	50,400	1,873,368

Medical Products & Services (8.8%)
Biomet, Inc.	58,990	2,043,414
Charles River Laboratories International, Inc. (b)	81,400	3,927,550
Fisher Scientific International, Inc. (b)	64,300	4,173,070
Invitrogen Corp. (b)	60,600	5,047,374
Kinetic Concept, Inc. (b)	30,453	1,827,180
ResMed, Inc. (b)	58,100	3,834,019

		20,852,607

Oil & Gas (7.7%)
EOG Resources, Inc.	93,500	5,310,800
Kinder Morgan, Inc.	45,400	3,777,280
Patterson-UTI Energy, Inc.	151,300	4,210,679
XTO Energy, Inc.	141,030	4,793,610

		18,092,369

Pharmaceuticals (3.4%)
IVAX Corp. (b)	158,050	3,398,075
Kos Pharmaceuticals, Inc. (b)	69,000	4,519,500

		7,917,575

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GARTMORE GVIT MID CAP GROWTH FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Retail (8.5%)
Bed, Bath & Beyond, Inc. (b)	73,200	$3,058,296
Cabelas, Inc. (b)	101,000	2,157,360
Coach, Inc. (b)	118,800	3,988,116
Office Depot, Inc. (b)	129,500	2,957,780
Staples, Inc.	189,150	4,032,678
Williams Sonoma, Inc. (b)	98,400	3,893,688

		20,087,918

Schools (1.4%)
Education Management Corp. (b)	97,100	3,275,183

Security & Commodity Exchanges (1.2%)
Chicago Mercantile Exchange	9,300	2,748,150

Semiconductors (5.8%)
KLA-Tencor Corp.	76,900	3,360,530
Marvel Technology Group Ltd. (b)	126,100	4,796,844
QLogic Corp. (b)	69,400	2,142,378
Sigmatel, Inc. (b)	63,900	1,096,524
Tessera Technologies, Inc. (b)	68,501	2,288,618

		13,684,894

Telecommunications (6.2%)
Amdocs Ltd. (b)	96,400	2,547,852
Avid Technology, Inc. (b)	48,700	2,594,736
Comverse Technology, Inc. (b)	123,300	2,916,045
Flir Systems, Inc. (b)	76,100	2,270,824
Neustar, Inc. (b)	74,900	1,917,440
NII Holdings, Inc. (b)	38,300	2,448,902

		14,695,799

Transportation (2.5%)
Knight Transportation, Inc.	136,800	3,328,344
Oshkosh Truck Corp.	31,500	2,465,820

		5,794,164

Waste Disposal (1.3%)
Stericycle, Inc. (b)	63,100	3,175,192

Total Common Stocks		234,759,771

Shares or Principal Amount		Value

CASH EQUIVALENTS (1.2%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 3.34%, dated 06/30/05, due 07/01/05, repurchase price $2,770,346)	$2,770,089	$2,770,089

Total Cash Equivalents		2,770,089

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (19.9%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — note 2 (Securities Lending)	47,023,286	47,023,286

Total Short-term Securities Held as Collateral for Securities Lending		47,023,286

Total Investments (Cost $238,855,508) (a) — 120.7%		284,553,146
Liabilities in excess of other assets — (20.7%)		(48,791,818)

NET ASSETS — 100.0%		$235,761,328

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

FR	France

See notes to financial statements.

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GARTMORE GVIT MID CAP GROWTH FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $236,085,419)	$281,783,057
Repurchase agreements, at cost and value	2,770,089

Total Investments	284,553,146

Interest and dividends receivable	36,273
Receivable from adviser	7,574
Prepaid expenses and other assets	17,985

Total Assets	284,614,978

Liabilities:
Payable for investments purchased	1,647,800
Payable for return of collateral received for securities on loan	47,023,286
Accrued expenses and other payables:
Investment advisory fees	142,109
Fund administration and transfer agent fees	7,075
Distribution fees	3,234
Administrative servicing fees	23,528
Other	6,618

Total Liabilities	48,853,650

Net Assets	$235,761,328

Represented by:
Capital	$329,391,085
Accumulated net investment income (loss)	(504,866)
Accumulated net realized gain (losses) from investments	(138,822,529)
Net unrealized appreciation (depreciation) on investments	45,697,638

Net Assets	$235,761,328

Net Assets:
Class I Shares	$125,283,699
Class II Shares	16,296,326
Class III Shares	1,147,298
Class IV Shares	93,034,005

Total	$235,761,328

Shares outstanding (unlimited number of shares authorized):
Class I Shares	4,980,462
Class II Shares	649,502
Class III Shares	45,555
Class IV Shares	3,695,845

Total	9,371,364

Net asset value and offering price per share:*
Class I Shares	$25.16
Class II Shares	$25.09
Class III Shares	$25.19
Class IV Shares	$25.17

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$33,748
Dividend income	537,396
Income from securities lending	61,146

Total Income	632,290

Expenses:
Investment advisory fees	861,230
Fund administration and transfer agent fees	75,919
Distribution fees Class II Shares	18,308
Administrative servicing fees Class I Shares	90,993
Administrative servicing fees Class III Shares	821
Administrative servicing fees Class IV Shares	65,068
Other**	42,591

Total expenses before waived or reimbursed expenses	1,154,930
Expenses waived or reimbursed	(17,774)

Total Expenses	1,137,156

Net Investment Income (Loss)	(504,866)

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	12,440,484
Net change in unrealized appreciation/depreciation on investments	(9,032,284)

Net realized/unrealized gains (losses) on investments	3,408,200

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,903,334

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

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GARTMORE GVIT MID CAP GROWTH FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(504,866)	$(1,153,768)
Net realized gains (losses) on investment transactions	12,440,484	25,538,903
Net change in unrealized appreciation/depreciation on investments	(9,032,284)	8,966,217

Change in net assets resulting from operations	2,903,334	33,351,352

Change in net assets from capital transactions	(27,765,374)	(2,995,098)

Change in net assets	(24,862,040)	30,356,254
Net Assets:
Beginning of period	260,623,368	230,267,114

End of period	$235,761,328	$260,623,368

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$12,853,657	$38,341,745
Cost of shares redeemed	(38,018,062)	(45,510,061)

	(25,164,405)	(7,168,316)

Class II Shares
Proceeds from shares issued	4,882,247	13,422,296
Cost of shares redeemed	(3,173,453)	(3,215,596)

	1,708,794	10,206,700

Class III Shares
Proceeds from shares issued	413,594	1,498,724
Cost of shares redeemed	(468,480)	(1,085,441)

	(54,886)	413,283

Class IV Shares
Proceeds from shares issued	2,305,809	7,463,201
Cost of shares redeemed	(6,560,686)	(13,909,966)

	(4,254,877)	(6,446,765)

Change in net assets from capital transactions	$(27,765,374)	$(2,995,098)

SHARE TRANSACTIONS:
Class I Shares
Issued	532,033	1,698,608
Redeemed	(1,587,286)	(2,087,533)

	(1,055,253)	(388,925)

Class II Shares
Issued	204,053	610,830
Redeemed	(131,968)	(144,863)

	72,085	465,967

Class III Shares
Issued	17,060	68,618
Redeemed	(19,533)	(49,838)

	(2,473)	18,780

Class IV Shares
Issued	95,536	340,335
Redeemed	(272,246)	(634,507)

	(176,710)	(294,172)

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Mid Cap Growth Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2003(c)	$16.53	(0.07)	4.99	4.92	—	—	—	$21.45	29.76%	(e)	$137,837	0.98%	(f)	(0.49%	)(f)	(g	)	(g	)	109.73%
Year Ended December 31, 2004	$21.45	(0.11)	3.40	3.29	—	—	—	$24.74	15.34%		$149,324	0.98%		(0.51%	)	(g	)	(g	)	90.14%
Six Months Ended June 30, 2005 (Unaudited)	$24.74	(0.06)	0.48	0.42	—	—	—	$25.16	1.70%	(e)	$125,284	0.99%	(f)	(0.44%	)(f)	(g	)	(g	)	27.36%

Class II Shares
Period Ended December 31, 2003(c)	$16.77	(0.03)	4.69	4.66	—	—	—	$21.43	27.79%	(e)	$2,388	1.17%	(f)	(0.64%	)(f)	(g	)	(g	)	109.73%
Year Ended December 31, 2004	$21.43	(0.09)	3.35	3.26	—	—	—	$24.69	15.21%		$14,256	1.08%		(0.61%	)	(g	)	(g	)	90.14%
Six Months Ended June 30, 2005 (Unaudited)	$24.69	(0.06)	0.46	0.40	—	—	—	$25.09	1.62%	(e)	$16,296	1.10%	(f)	(0.55%	)(f)	(g	)	(g	)	27.36%

Class III Shares
Period Ended December 31, 2003(c)	$16.53	(0.03)	4.98	4.95	—	—	—	$21.48	29.95%	(e)	$628	0.98%	(f)	(0.48%	)(f)	(g	)	(g	)	109.73%
Year Ended December 31, 2004	$21.48	(0.10)	3.39	3.29	—	—	—	$24.77	15.32%		$1,190	0.98%		(0.50%	)	(g	)	(g	)	90.14%
Six Months Ended June 30, 2005 (Unaudited)	$24.77	(0.05)	0.47	0.42	—	—	—	$25.19	1.70%	(e)	$1,147	0.99%	(f)	(0.45%	)(f)	(g	)	(g	)	27.36%

Class IV Shares(d)
Year Ended December 31, 2000	$21.97	0.18	7.48	7.66	(0.11)	(1.81)	(1.92)	$27.71	38.24%		$98,969	0.53%		0.81%		0.53%		0.81%		68.00%
Year Ended December 31, 2001	$27.71	(0.07)	(1.00)	(1.07)	(0.18)	(6.45)	(6.63)	$20.01	(3.36%	)	$98,214	0.92%		(0.37%	)	1.01%		(0.46%	)	135.00%
Year Ended December 31, 2002	$20.01	(0.11)	(4.35)	(4.46)	—	(0.09)	(0.09)	$15.46	(22.38%	)	$70,669	0.95%		(0.61%	)	1.00%		(0.66%	)	64.00%
Year Ended December 31, 2003	$15.46	(0.10)	6.10	6.00	—	—	—	$21.46	38.81%		$89,413	0.95%		(0.51%	)	1.02%		(0.58%	)	109.73%
Year Ended December 31, 2004	$21.46	(0.11)	3.40	3.29	—	—	—	$24.75	15.33%		$95,854	0.95%		(0.48%	)	0.98%		(0.51%	)	90.14%
Six Months Ended June 30, 2005 (Unaudited)	$24.75	(0.05)	0.47	0.42	—	—	—	$25.17	1.70%	(e)	$93,034	0.95%	(f)	(0.41%	)(f)	0.99%	(f)	(0.45%	)(f)	27.36%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(d)	The Gartmore Mid Cap Growth Fund retained the financial history of the Market Street Mid Cap Growth Fund and the existing shares of the Fund were designated Class IV shares.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, was subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Mid Cap Growth Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing counties.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Commercial Paper	MacQuarie Bank Ltd.	$2,996,208	3.25%	07/01/05
Funding Agreement	Protective Life Insurance Company	10,000,000	3.31%	07/29/05
Medium Term Note — Floating	Deutsche Bank Financial	3,000,000	3.57%	07/01/05
Medium Term Note — Floating	General Electric Capital Corp.	2,000,342	3.37%	09/08/05
Medium Term Note — Floating	Northern Rock PLC	14,000,000	3.41%	09/09/05
Repurchase Agreements	Nomura Securities	15,070,477	3.48%	07/01/05

As of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$45,875,262	$47,023,286

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$362,393	$49,872,450	$(4,537,205)	$45,335,245

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GMF”). GMF is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
Up to $200 million	0.75%
$200 million or more	0.70%

Effective May 1, 2005, GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses from exceeding 0.95% for Class IV Shares until at least May 1, 2006.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2005, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF would be:

Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Six Months Ended April 30, 2005
$56,667	$26,956	$17,774

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class I, Class II, and Class II shares of the Fund and of Class IV shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $64,308,463 and sales of $91,472,852.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting	Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Van Kampen GVIT Comstock Value Fund

Semiannual Report

| June 30, 2005

Contents

5	Statement of Investments

8	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in New Assets

11	Financial Highlights

12	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Van Kampen GVIT Comstock Value Fund

For the semiannual period ended June 30, 2005, the Van Kampen GVIT Comstock Value Fund returned -1.04% (Class I at NAV) versus -0.81% for its benchmark, the S&P 500® Index. For broader comparison, the average return for the Fund’s Lipper peer category of Equity Income Funds was 0.72%.

Caution was the prevailing sentiment driving the stock market during the reporting period. Among investors’ chief concerns were high oil prices and rising interest rates, and the extent to which these pressures would affect future economic growth. Nevertheless, the economy continued to show signs of moderate growth, corporate earnings were generally good, and consumer confidence improved. Overall investor sentiment became more optimistic with the belief that the Federal Reserve Board was nearly finished raising the federal funds target rate. Against this backdrop, value stocks outperformed growth stocks during the reporting period, though neither style’s absolute returns, nor the market’s average returns, were particularly compelling.

Given our strict “bottom-up” approach to investing—a strategy that involves considering companies simply on their own merit, without regard to their given industries/sectors or the current economic conditions—all sector decisions are a result of our individual stock selections rather than a macroeconomic or broad sector call. The Fund lagged the Index primarily in the Fund’s considerable materials sector overweight relative to the Index. Materials stocks also represented the Fund’s largest detractor on an absolute basis. Paper stocks fell short in the wake of a challenging environment during the past 12 months. Specifically, soaring energy and commodity costs required to produce paper have cut into these companies’ profit margins. In addition, due to overcapacity in the industry, pricing power has been relatively sluggish. We are patient, however, and continue to monitor the situation carefully.

Relative to the benchmark, the largest contributors to the Fund’s performance were its underweights in technology and industrials, both weak-performing groups in the market. These sectors represented a very small portion of the Fund, and therefore the Fund’s exposure to downside performance in them was minimal. In our view, neither sector had produced any compelling investment opportunities in the recent past. In terms of absolute performance, the Fund’s energy stocks boosted overall returns. High oil prices continued to support a very favorable environment for many crude oil-related companies. Health care and utility holdings rounded out the Fund’s strong performers.

The most notable portfolio activity during the reporting period was our aggressive reduction of energy positions; many of these companies have approached or reached what we consider their fair valuations. We continued to maintain the Fund’s pharmaceuticals holdings, because our long-term view has not been altered by the negative sentiment that plagues that segment of the market. We selectively added to media companies that were attractively valued by our measures. As the market has recovered during the past few years, more stocks have become fully valued, leaving fewer that meet the Fund’s investment criteria.

We remain committed to the Fund’s discipline of seeking well-established, attractively valued companies. Within the portfolio, we continue to incorporate stocks with reasonable valuations relative to our assessment of their fair value. If valuations revert to the mean and prices approach fair value, we are likely to reduce some positions in favor of more attractive names.

PORTFOLIO MANAGERS: B. Robert Baker Jr., Jason S. Leder, Kevin C. Holt

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

1

Fund Performance	Van Kampen GVIT Comstock Value Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Inception[2]
Class I3	-1.04%	10.91%	-2.46%	2.93%
Class II4	-1.17%	10.58%	-2.58%	2.76%
Class IV4	-0.94%	10.93%	-2.45%	2.93%
*	Not Annualized.
1	Not subject to any sales charges.
2	The Fund commenced operations on October 31, 1997. This performance includes performance for a period (prior to May 1, 2002) when the Fund’s previous subadviser managed the Fund.
3	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
4	These returns until the creation of the Class II shares (March 28, 2003) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II and therefore are lower than the annual returns of Class I.
Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Van Kampen GVIT Comstock Value Fund, the Standard & Poor’s 500 Index (S&P 500)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2

Shareholder

Expense Example	Van Kampen GVIT Comstock Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Value Fund
Class I	Actual	$1,000	$990	$4.59	0.93%
	Hypothetical[1]	$1,000	$1,020	$4.67	0.93%
Class II	Actual	$1,000	$988	$6.06	1.23%
	Hypothetical[1]	$1,000	$1,019	$6.18	1.23%
Class IV	Actual	$1,000	$991	$4.49	0.91%
	Hypothetical[1]	$1,000	$1,020	$4.57	0.91%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

3

Portfolio Summary

(June 30, 2005)	Van Kampen GVIT Comstock Value Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	91.1%
Cash Equivalents	8.8%
Other Investments*	7.5%
Liabilities in excess of other assets**	-7.4%

100.0%

Top Holdings***
GlaxoSmithKline PLC ADR-GB	4.7%
Freddie Mac	3.9%
Bristol-Myers Squibb Co.	3.3%
International Paper Co.	3.1%
Bank of America Corp.	3.1%
Verizon Communications, Inc.	3.0%
SBC Communications, Inc.	2.8%
Citigroup, Inc.	2.5%
Georgia Pacific Corp.	2.3%
Halliburton Co.	2.2%
Other Holdings	69.1%

100.0%

Top Industries
Pharmaceuticals	14.4%
Banks	11.3%
Telecommunications	7.9%
Financial Services	6.0%
Broadcast Media / Cable Television	5.8%
Paper & Forest Products	5.4%
Insurance	5.3%
Oil & Gas	5.1%
Food & Related	4.5%
Utilities	4.1%
Other Industries	30.2%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of other holdings.

4

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (91.1%)
Airlines (0.3%)
Southwest Airlines	43,100	$600,383

Banks (11.3%)
Bank of America Corp.	137,434	6,268,364
Bank of New York Co., Inc.	59,900	1,723,922
Citigroup, Inc.	109,900	5,080,677
J.P. Morgan Chase & Co.	45,100	1,592,932
PNC Bank Corp.	47,700	2,597,742
Suntrust Banks, Inc.	4,400	317,856
Wachovia Corp.	28,505	1,413,848
Wells Fargo & Co.	67,700	4,168,966

		23,164,307

Broadcast Media & Cable Television (5.8%)
Clear Channel Communications, Inc.	139,900	4,327,107
Liberty Media Corp., Class A (b)	286,600	2,920,454
Time Warner, Inc. (b)	147,600	2,466,396
Viacom, Inc., Class B	66,100	2,116,522

		11,830,479

Chemicals (2.7%)
Dow Chemical Co.	40,700	1,812,371
E.I. du Pont de Nemours & Co.	87,900	3,780,579

		5,592,950

Chemicals & Diversified (0.7%)
Rohm & Haas Co.	29,300	1,357,762

Computer Hardware (1.3%)
Hewlett-Packard Co.	58,900	1,384,739
International Business Machines Corp.	7,700	571,340
Lexmark International Group, Inc., Class A (b)	9,195	596,112

		2,552,191

Computer Software & Services (2.4%)
Affiliated Computer Services, Inc., Class A (b)	31,300	1,599,430
Check Point Software Technologies Ltd. ADR-IL (b)	7,800	154,440
Cisco Systems, Inc. (b)	34,600	661,206
First Data Corp.	22,400	899,136
Microsoft Corp.	26,200	650,808
SunGard Data Systems, Inc. (b)	28,300	995,311

		4,960,331

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Consumer Products (2.4%)
Kimberly-Clark Corp.	60,200	$3,767,918
Mattel, Inc.	57,000	1,043,100

		4,811,018

Electronics (0.6%)
Cognex Corp.	15,300	400,707
Credence Systems Corp. (b)	32,000	289,600
Flextronics International Ltd. ADR-SG (b)	36,800	486,128
Jabil Circuit, Inc. (b)	1,953	60,016

		1,236,451

Entertainment (1.5%)
Walt Disney Co. (The)	120,525	3,034,820

Financial Services (6.0%)
AMBAC Financial, Inc.	14,150	987,104
Capital One Financial Corp.	3,100	248,031
Fannie Mae	12,050	703,720
Freddie Mac	121,300	7,912,399
Lehman Brothers Holdings, Inc.	9,500	943,160
Merrill Lynch & Co., Inc.	24,700	1,358,747

		12,153,161

Food & Related (4.5%)
Coca-Cola Co.	60,700	2,534,225
Kraft Foods, Inc.	81,000	2,576,610
Unilever NV ADR-NL	63,200	4,097,256

		9,208,091

Insurance (5.3%)
American International Group, Inc.	23,300	1,353,730
Assurant, Inc.	12,300	444,030
Berkshire Hathaway, Inc., Class B (b)	110	306,185
Chubb Corp. (The)	40,850	3,497,168
Genworth Financial, Inc.	30,400	918,992
Hartford Financial Services Group, Inc. (The)	7,400	553,372
MetLife, Inc.	21,200	952,728
RenaissanceRe Holdings Ltd.	4,300	211,732
St. Paul Travelers Cos., Inc.	22,262	880,017
Torchmark Corp.	32,900	1,717,380

		10,835,334

Insurance & Life (0.3%)
AFLAC, Inc.	12,200	528,016

5

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Metals & Mining (1.8%)
Alcoa, Inc.	140,500	$3,671,265

Oil & Gas (5.1%)
ConocoPhillips	19,074	1,096,564
Global Santa Fe Corp.	24,900	1,015,920
Halliburton Co.	94,576	4,522,625
Petroleo Brasileiro SA ADR-BR	2,254	117,501
Petroleo Brasileiro SA ADR-BR	15,000	690,600
Schlumberger Ltd.	6,800	516,392
Total SA ADR-FR	20,100	2,348,685

		10,308,287

Paper & Forest Products (5.4%)
Georgia Pacific Corp.	148,300	4,715,940
International Paper Co.	209,236	6,321,020

		11,036,960

Pharmaceuticals (14.4%)
AmerisourceBergen Corp.	27,500	1,901,625
Bristol-Myers Squibb Co.	266,900	6,667,162
GlaxoSmithKline PLC ADR-GB	197,800	9,595,277
Pfizer, Inc.	101,647	2,803,424
Roche Holding AG ADR-CH	43,300	2,741,107
Sanofi-Aventis ADR-FR	33,400	1,369,066
Schering-Plough Corp.	108,500	2,068,010
Wyeth	55,300	2,460,850

		29,606,521

Photographic Equipment Supplies (0.5%)
Eastman Kodak Co.	39,400	1,057,890

Restaurants (0.4%)
McDonald’s Corp.	27,400	760,350

Retail (3.8%)
Best Buy Co., Inc.	12,000	822,600
Federated Department Stores, Inc.	15,000	1,099,200
Jones Apparel Group, Inc.	47,400	1,471,296
May Department Stores Co. (The)	25,700	1,032,112
Wal-Mart Stores, Inc.	71,000	3,422,200

		7,847,408

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Semiconductors (0.1%)
Intel Corp.	3,500	$91,210
Novellus Systems, Inc. (b)	3,800	93,898

		185,108

Telecommunications (7.9%)
SBC Communications, Inc.	246,000	5,842,500
Sprint Corp.	167,020	4,190,532
Verizon Communications, Inc.	178,800	6,177,540

		16,210,572

Telecommunications Equipment (0.4%)
Andrew Corp. (b)	4,600	58,696
Ericsson ADR-SE	11,000	351,450
Nokia Corp. ADR-FI	23,100	384,384

		794,530

Tobacco (2.1%)
Altria Group, Inc.	66,250	4,283,725

Utilities (4.1%)
American Electric Power Co., Inc.	44,740	1,649,564
Constellation Energy Group, Inc.	26,800	1,546,092
Dominion Resources, Inc.	22,700	1,665,953
FirstEnergy Corp.	49,200	2,367,012
Public Service Enterprise Group, Inc.	20,000	1,216,400

		8,445,021

Total Common Stocks		186,072,931

CASH EQUIVALENTS (8.8%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 3.34%, dated 06/30/05, due 07/01/05, repurchase price $17,904,560)	$17,902,899	17,902,899

Total Cash Equivalents		17,902,899

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GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (7.5%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — note 2 (Securities Lending)	$15,316,894	$15,316,894

Total Short-Term Securities Held as Collateral for Securities Lending		15,316,894

Total Investments (Cost $202,448,938) (a) — 107.4%		219,292,724
Liabilities in excess of other assets — (7.4)%		(15,174,207)

NET ASSETS — 100.0%		$204,118,517

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

BR	Brazil

CH	Switzerland

FI	Finland

FR	France

GB	United Kingdom

IL	Israel

NL	Netherlands

SE	Sweden

SG	Singapore

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $184,546,039)	$201,389,825
Repurchase agreements, at cost and value	17,902,899

Total Investments	219,292,724

Interest and dividends receivable	416,903
Receivable for investments sold	86,548
Prepaid expenses and other assets	13,417

Total Assets	219,809,592

Liabilities:
Payable to custodian	8,858
Payable for investments purchased	205,702
Payable for return of collateral received for securities on loan	15,316,894
Accrued expenses and other payables:
Investment advisory fees	116,064
Fund administration and transfer agent fees	6,223
Distribution fees	8,702
Administrative servicing fees	25,527
Other	3,105

Total Liabilities	15,691,075

Net Assets	$204,118,517

Represented by:
Capital	$190,514,892
Accumulated net investment income (loss)	107,154
Accumulated net realized gain (losses) from investments	(3,347,315)
Net unrealized appreciation (depreciation) on investments	16,843,786

Net Assets	$204,118,517

Net Assets:
Class I Shares	$107,201,343
Class II Shares	42,729,224
Class IV Shares	54,187,950

Total	$204,118,517

Shares outstanding (unlimited number of shares authorized):
Class I Shares	9,473,249
Class II Shares	3,784,567
Class IV Shares	4,788,565

Total	18,046,381

Net asset value and offering price per share:*
Class I Shares	$11.32
Class II Shares	$11.29
Class IV Shares	$11.32

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$210,626
Dividend income	2,406,924
Income from securities lending	17,400

Total Income	2,634,950

Expenses:
Investment advisory fees	685,038
Fund administration and transfer agent fees	65,593
Distribution fees Class II Shares	47,613
Administrative servicing fees Class I Shares	77,751
Administrative servicing fees Class II Shares	47,613
Administrative servicing fees Class IV Shares	33,481
Other**	34,617

Total expenses before waived or reimbursed expenses	991,706
Expenses waived or reimbursed	(10,247)

Total Expenses	981,459

Net Investment Income (Loss)	1,653,491

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	9,243,652
Net change in unrealized appreciation/depreciation on investments	(13,032,071)

Net realized/unrealized gains (losses) on investments	(3,788,419)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,134,928)

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,653,491	$2,070,287
Net realized gains (losses) on investment transactions	9,243,652	13,939,924
Net change in unrealized appreciation/depreciation on investments	(13,032,071)	10,570,832

Change in net assets resulting from operations	(2,134,928)	26,581,043

Distributions to Class I shareholders from:
Net investment income	(853,509)	(1,139,895)
Distributions to Class II shareholders from:
Net investment income	(266,690)	(238,831)
Distributions to Class IV shareholders from:
Net investment income	(436,195)	(681,504)

Change in net assets from shareholder distributions	(1,556,394)	(2,060,230)

Change in net assets from capital transactions	5,612,480	60,997,172

Change in net assets	1,921,158	85,517,985
Net Assets:
Beginning of period	202,197,359	116,679,374

End of period	$204,118,517	$202,197,359

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$11,918,720	$42,512,463
Dividends reinvested	853,509	1,139,895
Cost of shares redeemed	(15,732,495)	(7,409,130)

	(2,960,266)	36,243,228

Class II Shares
Proceeds from shares issued	11,304,977	26,006,982
Dividends reinvested	266,690	238,831
Cost of shares redeemed	(2,508,520)	(1,431,736)

	9,063,147	24,814,077

Class IV Shares
Proceeds from shares issued	2,377,340	6,318,800
Dividends reinvested	436,195	681,504
Cost of shares redeemed	(3,303,936)	(7,060,437)

	(490,401)	(60,133)

Change in net assets from capital transactions	$5,612,480	$60,997,172

9

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	1,054,302	4,054,355
Reinvested	75,647	105,861
Redeemed	(1,392,062)	(714,509)

	(262,113)	3,445,707

Class II Shares
Issued	999,736	2,482,756
Reinvested	23,695	21,942
Redeemed	(222,342)	(134,989)

	801,089	2,369,709

Class IV Shares
Issued	209,564	610,531
Reinvested	38,660	63,774
Redeemed	(291,186)	(679,233)

	(42,962)	(4,928)

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

VAN KAMPEN GVIT COMSTOCK VALUE FUND

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2000	$13.53	0.12	(1.54)	(1.42)	(0.12)	(0.12)	$11.99	(10.62%	)	$55,951	0.95%		0.96%		1.11%		0.80%		72.32%
Year Ended December 31, 2001(c)	$11.99	0.15	(1.61)	(1.46)	(0.15)	(0.15)	$10.38	(12.15%	)	$52,848	0.95%		1.41%		1.09%		1.27%		127.03%
Year Ended December 31, 2002	$10.38	0.12	(2.72)	(2.60)	(0.12)	(0.12)	$7.66	(25.14%	)	$39,424	1.11%		1.30%		1.11%		1.30%		245.24%
Year Ended December 31, 2003	$7.66	0.11	2.28	2.39	(0.11)	(0.11)	$9.94	31.43%		$62,517	0.99%		1.37%		(h	)	(h	)	71.31%
Year Ended December 31, 2004	$9.94	0.14	1.59	1.73	(0.14)	(0.14)	$11.53	17.50%		$112,202	0.94%		1.41%		(h	)	(h	)	31.95%
Six Months Ended June 30, 2005 (Unaudited)	$11.53	0.10	(0.22)	(0.12)	(0.09)	(0.09)	$11.32	(1.04%	)(f)	$107,201	0.93%	(g)	1.71%	(g)	(h	)	(h	)	15.41%

Class II Shares
Period Ended December 31, 2003(d)	$7.47	0.08	2.47	2.55	(0.09)	(0.09)	$9.93	34.20%	(f)	$6,092	1.20%	(g)	1.27%	(g)	1.31%	(g)	1.16%	(g)	71.31%
Year Ended December 31, 2004	$9.93	0.11	1.58	1.69	(0.12)	(0.12)	$11.50	17.08%		$34,312	1.20%		1.20%		1.28%		1.11%		31.95%
Six Months Ended June 30, 2005 (Unaudited)	$11.50	0.08	(0.21)	(0.13)	(0.08)	(0.08)	$11.29	(1.17%	)(f)	$42,729	1.23%	(g)	1.42%	(g)	1.29%	(g)	1.37%	(g)	15.41%

Class IV Shares
Period Ended December 31, 2003(e)	$7.76	0.09	2.18	2.27	(0.09)	(0.09)	$9.94	29.38%	(f)	$48,070	0.94%	(g)	1.50%	(g)	(h	)	(h	)	71.31%
Year Ended December 31, 2004	$9.94	0.15	1.57	1.72	(0.14)	(0.14)	$11.52	17.42%		$55,683	0.91%		1.42%		(h	)	(h	)	31.95%
Six Months Ended June 30, 2005 (Unaudited)	$11.52	0.10	(0.21)	(0.11)	(0.09)	(0.09)	$11.32	(0.94%	)(f)	$54,188	0.91%	(g)	1.73%	(g)	(h	)	(h	)	15.41%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See notes to financial statements.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, was subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. On June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Van Kampen GVIT Comstock Value Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “shortterm” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC-acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Domestic Certificates of Deposit — Fixed	Washington Mutual Bank FA	$700,182	3.15%	08/01/05
Funding Agreement	GE Life and Annutiy	500,000	3.32%	07/14/05
Medium Term Note — Floating	General Electric Capital Corp.	1,000,171	3.37%	09/08/05
Repurchase Agreements	Nomura Securities	13,116,541	3.48%	07/01/05

As	of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$15,045,859	$15,316,894

(g)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 1,647,659	$20,271,723	$(5,075,596)	$15,196,127

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such a rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GMF advises. Van Kampen Asset Management, Inc. (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $50 million	0.80%	0.45%	0.35%
Next $200 million	0.65%	0.35%	0.30%
Next $250 million	0.60%	0.35%	0.25%
$500 million or more	0.55%	0.35%	0.20%

Effective May 1, 2005, GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses from exceeding 0.95% for Class IV shares until at least May 1, 2006.

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2005, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF would be:

Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Six Months Ended April 30, 2005
$1,369	$14,072	$10,247

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

As of June 30, 2005, the advisers or affiliates of the advisers directly held 10% of the shares outstanding of the Fund.

4. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $33,382,822 and sales of $28,444,841.

5. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

6. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

Federated GVIT High Income Bond Fund

Semiannual Report

| June 30, 2005

Contents

5	Statement of Investments

16	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in New Assets

18	Financial Highlights

19	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Federated GVIT High Income Bond Fund

For the semiannual period ended June 30, 2005, the Federated GVIT High Income Bond Fund returned -0.15% (Class I at NAV) versus 1.11% for its benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index. For broader comparison, the average return for the Fund’s Lipper peer category of High Current Yield Funds was 0.45%.

During the reporting period, the high-yield bond market underperformed the high-quality bond market, evidenced by the fact that the Fund’s benchmark index returned 1.11% versus a 2.51% return for the Lehman Brothers U.S. Aggregate Index, a measure of high-quality bond performance. The general interest-rate environment was mixed. For example, the interest rate on shorter-maturity Treasury securities rose in response to the Federal Reserve’s “measured” rise in the federal funds rate, while interest rates for longer-maturity Treasury securities fell. This drop was a response to strong demand for those securities, modest inflation expectations, and concerns about the sustainability of the U.S. economic expansion in light of the Fed’s interest-rate policy and historically high oil prices.

Economic concerns coupled with ratings downgrades and earnings weakness at General Motors Corp. and Ford Motor Co. hurt the high-yield market in comparison to the higher- quality bond markets. For example, the risk premium or spread between the Credit Suisse First Boston High Yield Bond Index and U.S. Treasury securities increased from 3.46% on Dec. 31, 2004, to 4.06% on June 30, 2005. These credit concerns also were evident in the performance of the various credit tiers in the high-yield market. The higher-quality Ba-rated sector, which returned 2.27%, outperformed the lower-quality B-rated and Caa-rated sectors, which returned 1.06% and -1.19%, respectively. Among larger industry sectors within the high-yield market, the telecommunications–wireless, financials, textiles and energy sectors turned in very strong performance while the automotive, building material, consumer product, media-cable, transportation (heavily influenced by the airline sub sector) and paper sectors underperformed the overall market.

The Fund’s underperformance versus its benchmark was partly due to its overweight in the weaker-performing B-rated and Caa-rated quality sectors as well as the Fund’s underweight in the Ba-rated sector. The Fund’s overweight in the building material and consumer product sectors hurt performance, as did the Fund’s underweight in the energy, financials and telecommunications–wireless sectors. Poor security selection in the consumer products, entertainment, retail and utility–electric sectors also hurt Fund performance. Specific detractors included Allied Holdings, Inc; GNC Corp.; Simmons Bedding Co.; CDRV Investors, Inc.; and General Motors Corp.

The Fund was helped by its underweight in the media–cable and transportation (mainly the airline sub-sector) sectors and good security selection in the chemicals, food and beverages, and media–non-cable sectors. The fund also was helped by specific holdings in Advanstar Communications Inc., Ardent Health Services LLC, AT&T Corp., ASG Consolidated LLC and HCA Inc.

PORTFOLIO MANAGERS: Mark E. Durbiano and Nathan H. Kehm

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

Lehman Brothers U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade debt securities with at least $150 million par value outstanding, a maximum credit rating of Ba1 (including defaulted issues) and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

1

Fund Performance	Federated GVIT High Income Bond Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Inception[2]
Class I3	-0.15%	8.03%	6.13%	5.26%
Class III[4]	-0.11%	8.07%	6.14%	5.27%
*	Not Annualized.
1	Not subject to any sales charges.
2	The Fund commenced operation on October 31, 1997.
3	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
4	These returns until the creation of the Class III shares (April 28, 2005) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class III shares would have produced, because all classes of shares invest in the same portfolio of securities.
Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Federated GVIT High Income Bond Fund, the Lehman High Yield Index (Lehman High Yield)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	Lehman High Yield is an unmanaged index of bonds that are rated below investment grade that gives a broad look at the performance of these securities.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2

Shareholder

Expense Example	Federated GVIT High Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*		Annualized Expense Ratio*
High Income Bond Fund
Class I	Actual	$1,000	$999	$4.61		0.93%
	Hypothetical[1]	$1,000	$1,020	$4.67		0.93%
Class III(a)	Actual	$1,000	$973	$1.58	(b)	0.93%
	Hypothetical[1]	$1,000	$1,007	$1.61	(b)	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

(a)	For the period from April 28, 2005 (commencement of operations) through June 30, 2005.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 64/365 (to reflect the period).

3

Portfolio Summary

(June 30, 2005)	Federated GVIT High Income Bond Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Corporate Bonds	96.6%
Cash Equivalents	1.2%
Preferred Stocks	0.2%
Common Stocks	0.2%
Warrants	0.1%
Other Investments*	0.2%
Other assets in excess of liabilities**	1.5%

100.0%

Top Holdings***
AT&T Corp., 9.75%, 11/15/31	1.3%
Qwest Services Corp., 13.50%, 12/15/10	1.0%
Qwest Corp., 9.13%, 03/15/12	1.0%
Georgia Pacific Corp., 9.38%, 02/01/13	0.9%
Kabel Deutschland GMBH, 10.63%, 07/01/14	0.8%
Dex Media West LLC, 9.88%, 08/15/13	0.7%
Charter Communications Holdings Capital Corp., 10.25%, 09/15/10	0.7%
NEXTEL Communications, Inc., 7.38%, 08/01/15	0.7%
Genaral Motors Acceptance Corp., 6.88%, 09/15/11	0.6%
Vertis, Inc., 10.88%, 06/15/09	0.6%
Other Holdings	91.7%

100.0%

Top Industries
Media — Non-Cable	10.7%
Healthcare	6.4%
Food & Beverage	6.4%
Chemicals	5.6%
Wireline Communications	5.5%
Industrial — Other	5.4%
Gaming	4.6%
Utility — Natural Gas	4.6%
Consumer Products	4.5%
Automotive	4.3%
Other Industries	42.0%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of other holdings.

4

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (0.2%)
Food & Beverage (0.1%)
B&G Foods, Inc.	19,220	$281,381

Media—Cable (0.1%)
NTL, Inc.	2,260	154,629

Packaging (0.0%)
Russell Stanley Holdings, Inc. (d)	4,000	10,240

Wireline Communications (0.0%)
Viatel Holding (Bermuda) Ltd.	2,209	155

Total Common Stocks		446,405

CORPORATE BONDS (96.6%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc., 8.50%, 05/15/11	$575,000	616,688
Argo Tech Corp., 9.25%, 06/01/11	525,000	572,250
K&F Acquisition, Inc., 7.75%, 11/15/14	250,000	256,875
K&F Industries, Inc. (b), 11.50%, 02/01/15	400,000	425,000
L-3 Communications Corp., 5.88%, 01/15/15	225,000	219,375
L-3 Communications Corp., 6.13%, 01/15/14	1,300,000	1,306,500
Standard Aero Holdings, Inc. (b), 8.25%, 09/01/14	550,000	583,000
TransDigm, Inc., 8.38%, 07/15/11	725,000	772,125

		4,751,813

Automotive (4.3%)
Advanced Accessory Systems LLC, 10.75%, 06/15/11	675,000	546,750
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14	925,000	735,375
General Motors Acceptance Corp., 6.88%, 09/15/11	1,775,000	1,640,485

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Automotive (continued)
General Motors Acceptance Corp., 8.00%, 11/01/31	$1,650,000	$1,476,110
General Motors Corp., 7.13%, 07/15/13	500,000	450,000
General Motors Corp., 8.38%, 07/15/33	1,525,000	1,281,000
Stanadyne Corp., 10.00%, 08/15/14	800,000	760,000
Stanadyne Holdings, Inc., 0.00%/13.66%, 02/15/15	450,000	245,250
Stoneridge, Inc., 11.50%, 05/01/12	825,000	845,625
Tenneco Automotive, Inc., 8.63%, 11/15/14	850,000	858,500
TRW Automotive, Inc., 9.38%, 02/15/13	400,000	445,000
TRW Automotive, Inc., 11.00%, 02/15/13	834,000	963,270
United Components, Inc., 9.38%, 06/15/13	750,000	759,375

		11,006,740

Building Materials (3.3%)
AMH Holdings, Inc., 0.00%/11.91%, 03/01/14	950,000	608,000
Associated Materials, Inc., 9.75%, 04/15/12	475,000	494,000
Builders Firstsource, Inc. (b) (e), 7.52%, 02/15/12	850,000	850,000
Collins & Aikman Floorcoverings, Inc., 9.75%, 02/15/10	775,000	806,000
ERICO International Corp., 8.88%, 03/01/12	800,000	816,000
Fimep S.A., 10.50%, 02/15/13	350,000	400,750
Goodman Global Holdings (b), 7.88%, 12/15/12	800,000	744,000
Goodman Global Holdings (b) (e), 6.62%, 06/15/12	350,000	346,500
Norcraft Cos. LLC, 9.00%, 11/01/11	500,000	517,500
Norcraft Holdings Capital, 0.00%/10.78%, 09/01/12	1,475,000	1,025,125

5

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Building Materials (continued)
Nortek Holdings, Inc., 8.50%, 09/01/14	$350,000	$327,250
Nortek Holdings, Inc. (b), 14.99%, 03/01/14	925,000	439,375
Ply Gem Industries, Inc., 9.00%, 02/15/12	450,000	382,500
Texas Industries, Inc. (b), 7.25%, 07/15/13	150,000	154,500
U.S. Concrete, Inc., 8.38%, 04/01/14	625,000	590,625

		8,502,125

Chemicals (5.6%)
Aventine Renewable Energy Holdings, Inc. (b) (e), 9.41%, 12/15/11	600,000	579,000
Borden U.S. Finance Corp. (b), 9.00%, 07/15/14	1,050,000	1,073,624
Compass Mineral Group, 0.00%/10.00%, 08/15/11	600,000	657,000
Compass Mineral International, 0.00%/7.94%, 12/15/12	500,000	440,000
Compass Mineral International, 0.00%/8.19%, 06/01/13	1,050,000	882,000
Crystal US Holdings, 9.63%, 06/15/14	650,000	731,250
Crystal US Holdings, 9.34%, 10/01/14	1,364,000	954,799
Equistar Chemical LP, 10.13%, 09/01/08	875,000	951,562
General Chemical Industries Products, Inc. (c) (f), 10.63%, 05/01/09	400,000	40,000
Huntsman Advanced Materials, Inc., 11.00%, 07/15/10	475,000	539,125
Huntsman ICI Chemicals LLC, 10.13%, 07/01/09	869,000	898,329
Invista (b), 9.25%, 05/01/12	750,000	823,125
Koppers, Inc., 9.88%, 10/15/13	500,000	542,500
Lyondell Chemical Co., 9.63%, 05/01/07	475,000	509,438
Lyondell Chemical Co., 9.50%, 12/15/08	325,000	347,344

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Chemicals (continued)
Lyondell Chemical Co., 10.88%, 05/01/09	$800,000	$834,000
Lyondell Chemical Co., 10.50%, 06/01/13	150,000	172,313
Nalco Co., 7.75%, 11/15/11	225,000	240,750
Nalco Co., 0.00%/8.88%, 11/15/13	875,000	942,812
Nalco Co., 0.00%/8.70%, 02/01/14	481,000	357,744
Polypore, Inc., 8.75%, 05/15/12	850,000	799,000
PQ Corp. (b), 7.50%, 02/15/13	425,000	419,688
Union Carbide Corp., 7.88%, 04/01/23	75,000	85,111
Union Carbide Corp., 7.50%, 06/01/25	350,000	387,617

		14,208,131

Construction Machinery (1.1%)
Case New Holland, Inc. (b), 9.25%, 08/01/11	1,175,000	1,239,625
Clark Materials Handling, Inc. (c) (d) (g), 0.00%, 11/15/06	100,000	0
Columbus McKinnon Corp., 10.00%, 08/01/10	125,000	136,250
NationsRent Cos., Inc., 9.50%, 10/15/10	500,000	547,500
NationsRent, Inc. (b), 9.50%, 05/01/15	525,000	522,375
United Rentals, Inc., 6.50%, 02/15/12	425,000	420,219

		2,865,969

Consumer Products (4.5%)
AAC Group Holding Corp. (b), 11.25%, 10/01/12	900,000	612,000
Alltrista Corp., 9.75%, 05/01/12	725,000	767,594
American Achievement Corp., 8.25%, 04/01/12	250,000	252,500
Ames True Temper, Inc., 10.00%, 07/15/12	975,000	789,750

6

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Consumer Products (continued)
Church & Dwight Co., 6.00%, 12/15/12	$400,000	$406,000
Diamond Brands, Inc. (c) (d) (f) (g), 0.00%, 04/15/09	50,000	265
Jostens Holding Corp., 10.29%, 12/01/13	1,425,000	1,011,750
Jostens IH Corp., 7.63%, 10/01/12	1,050,000	1,042,124
K2, Inc., 7.38%, 07/01/14	125,000	132,188
Leiner Health Products, 11.00%, 06/01/12	600,000	591,000
Playtex Products, Inc., 9.38%, 06/01/11	725,000	766,688
Rayovac Corp. (b), 7.38%, 02/01/15	1,375,000	1,337,187
Sealy Mattress Co., 8.25%, 06/15/14	525,000	532,875
Simmons Co., 7.88%, 01/15/14	650,000	562,250
Simmons Co. (b), 0.00%/15.51%, 12/15/14	925,000	420,875
Sleepmaster LLC (c) (d) (f) (g), 0.00%, 05/15/09	175,000	63,473
Tempur-Pedic/Tempur Products, 10.25%, 08/15/10	654,000	722,670
True Temper Sports, Inc., 8.38%, 09/15/11	800,000	746,000
WH Holdings Ltd., 9.50%, 04/01/11	615,000	661,125

		11,418,314

Energy (1.1%)
Compton Petroleum Corp., 9.90%, 05/15/09	750,000	806,250
Petroleum Helicoptors, Inc., 9.38%, 05/01/09	475,000	502,313
Range Resources Corp., 7.38%, 07/15/13	250,000	267,500
Range Resources Corp., 6.38%, 03/15/15	400,000	400,000
Swift Energy Co., 9.38%, 05/01/12	825,000	893,062

		2,869,125

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Entertainment (2.7%)
AMC Entertainment, Inc., 9.88%, 02/01/12	$1,050,000	$1,047,375
Cinemark USA, Inc., 10.42%, 03/15/14	1,850,000	1,239,500
Cinemark, Inc., 9.00%, 02/01/13	400,000	413,000
Intrawest Corp., 7.50%, 10/15/13	900,000	928,125
Loews Cineplex (b), 9.00%, 08/01/14	1,150,000	1,118,375
Universal City Development, 11.75%, 04/01/10	1,350,000	1,555,875
Universal City Florida Holding Co. (e), 7.96%, 05/01/10	250,000	260,625
Universal City Florida Holding Co., 8.38%, 05/01/10	200,000	209,500

		6,772,375

Environmental (1.1%)
Allied Waste North America, Inc., 8.88%, 04/01/08	800,000	844,000
Allied Waste North America, Inc., 9.25%, 09/01/12	633,000	686,805
Allied Waste North America, Inc., 6.13%, 02/15/14	550,000	513,563
Clean Harbors, Inc. (b), 11.25%, 07/15/12	625,000	696,875

		2,741,243

Financial Institutions (0.3%)
American Real Estate Partners LP Finance (b), 7.13%, 02/15/13	775,000	763,375

Food & Beverage (6.3%)
Agrilink Foods, Inc., 11.88%, 11/01/08	350,000	363,563
American Seafoods Group, 10.13%, 04/15/10	800,000	857,999
ASG Consolidated LLC, 0.00%/10.57%, 11/01/11	1,675,000	1,210,187

7

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Food & Beverage (continued)
B&G Foods Holding Corp., 8.00%, 10/01/11	$725,000	$753,094
Constellation Brands, Inc., 8.00%, 02/15/08	650,000	695,500
Cott Beverages, Inc., 8.00%, 12/15/11	500,000	538,750
Del Monte Corp., 8.63%, 12/15/12	475,000	524,875
Del Monte Corp. (b), 6.75%, 02/15/15	1,275,000	1,306,874
Dole Foods Co., 8.63%, 05/01/09	750,000	802,500
Dole Foods Co., 7.25%, 06/15/10	450,000	459,000
Eagle Family Foods, Inc., 8.75%, 01/15/08	250,000	201,250
Michael Foods, Inc., 8.00%, 11/15/13	925,000	945,812
National Beef Packaging Co., 10.50%, 08/01/11	600,000	574,500
Pierre Foods, Inc., 9.88%, 07/15/12	825,000	855,938
Pilgrim’s Pride Corp., 9.63%, 09/15/11	375,000	411,563
Pilgrim’s Pride Corp., 9.25%, 11/15/13	625,000	696,875
Reddy Ice Group, Inc., 0.00%/8.88%, 08/01/11	650,000	724,750
Reddy Ice Group, Inc. (b), 0.00%/10.14%, 11/01/12	1,025,000	743,125
Smithfield Foods, Inc., 7.63%, 02/15/08	300,000	313,500
Smithfield Foods, Inc., 8.00%, 10/15/09	650,000	705,250
Smithfield Foods, Inc., 7.75%, 05/15/13	675,000	739,125
Swift & Co., 10.13%, 10/01/09	375,000	410,625
Swift & Co., 12.50%, 01/01/10	375,000	420,469
UAP Holding Corp., 0.00%/9.04%, 07/15/12	1,000,000	825,000

		16,080,124

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Gaming (4.6%)
155 E. Tropicana LLC (b), 8.75%, 04/01/12	$575,000	$562,063
Boyd Gaming Corp., 8.75%, 04/15/12	525,000	572,906
Boyd Gaming Corp., 7.75%, 12/15/12	475,000	510,031
Herbst Gaming, Inc., 7.00%, 11/15/14	275,000	278,438
Isle of Capri Casinos, Inc., 9.00%, 03/15/12	425,000	464,313
Magna Entertainment Corp., 7.25%, 12/15/09	425,000	407,469
Mandalay Resort Group, 10.25%, 08/01/07	1,150,000	1,270,749
Mandalay Resort Group, 9.50%, 08/01/08	250,000	279,688
Mandalay Resort Group, 9.38%, 02/15/10	700,000	785,750
MGM Grand, Inc., 9.75%, 06/01/07	925,000	1,007,093
MGM Grand, Inc., 6.00%, 10/01/09	500,000	505,000
MGM Grand, Inc., 8.38%, 02/01/11	700,000	766,500
MTR Gaming Group, Inc., 9.75%, 04/01/10	800,000	872,000
Park Place Entertainment Corp., 9.38%, 02/15/07	375,000	404,063
Park Place Entertainment Corp., 8.13%, 05/15/11	1,000,000	1,154,999
Penn National Gaming, Inc., 8.88%, 03/15/10	175,000	188,125
Penn National Gaming, Inc. (b), 6.75%, 03/01/15	925,000	922,688
Station Casinos, Inc., 6.00%, 04/01/12	200,000	204,000
Station Casinos, Inc., 6.50%, 02/01/14	525,000	538,125

		11,694,000

Healthcare (6.4%)
AmeriPath, Inc., 10.50%, 04/01/13	1,150,000	1,170,125
AMR Holding Co./Emcare Holding Co. (b), 10.00%, 02/15/15	350,000	374,500

8

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Healthcare (continued)
Ardent Health Services, 10.00%, 08/15/13	$775,000	$940,656
BIO-RAD Laboratories, Inc., 6.13%, 12/15/14	375,000	380,625
CDRV Investors, Inc. (b), 0.00%/13.12%, 01/01/15	2,250,000	1,113,750
Concentra Operating Corp., 9.50%, 08/15/10	450,000	481,500
Concentra Operating Corp., 9.13%, 06/01/12	175,000	186,375
DaVita, Inc. (b), 7.25%, 03/15/15	625,000	645,313
Fisher Scientific International, Inc., 6.75%, 08/15/14	175,000	183,750
Fisher Scientific International, Inc. (b), 6.13%, 07/01/15	725,000	729,531
Hanger Orthopedic Group, Inc., 10.38%, 02/15/09	450,000	417,375
HCA — The Healthcare Corp., 8.75%, 09/01/10	300,000	342,453
HCA — The Healthcare Corp., 7.88%, 02/01/11	575,000	634,104
HCA — The Healthcare Corp., 6.75%, 07/15/13	1,250,000	1,321,552
HCA — The Healthcare Corp., 6.38%, 01/15/15	1,300,000	1,352,139
HCA — The Healthcare Corp., 7.50%, 11/06/33	900,000	972,482
Medical Device Manufacturing, Inc., 10.00%, 07/15/12	925,000	999,000
National Mentor, Inc. (b), 9.63%, 12/01/12	850,000	898,875
Psychiatric Solutions (b), 7.75%, 07/15/15	325,000	325,000
Sybron Dental Specialties, Inc., 8.13%, 06/15/12	525,000	564,375
Tenet Healthcare Corp., 9.88%, 07/01/14	475,000	511,813
Tenet Healthcare Corp. (b), 9.25%, 02/01/15	600,000	625,500
Vanguard Health Holdings, 9.00%, 10/01/14	425,000	461,125

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Healthcare (continued)
Ventas Realty LP, 6.63%, 10/15/14	$875,000	$883,750
VWR International, Inc., 8.00%, 04/15/14	225,000	215,438

		16,731,106

Industrial—Other (5.3%)
Aearo Co., 8.25%, 04/15/12	875,000	879,375
ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13	1,050,000	967,313
American Tire Distributors, Inc. (b), 10.75%, 04/01/13	425,000	408,000
Amsted Industries, Inc. (b), 10.25%, 10/15/11	425,000	461,125
Brand Services, Inc., 12.00%, 10/15/12	1,050,000	1,128,750
Coleman Cable, Inc. (b), 9.88%, 10/01/12	625,000	559,375
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	561,750
Hawk Corp., 8.75%, 11/01/14	675,000	688,500
Interline Brands, Inc., 11.50%, 05/15/11	487,000	538,135
Knowledge Learning Corp. (b), 7.75%, 02/01/15	1,050,000	1,008,000
Mueller Group, Inc., 10.00%, 05/01/12	525,000	553,875
Neenah Corp. (b), 11.00%, 09/30/10	842,000	917,780
Neenah Corp. (b), 13.00%, 09/30/13	514,185	511,614
Norcross Safety Products, 9.88%, 08/15/11	750,000	787,500
NSP Holdings LLC, 11.75%, 01/01/12	625,000	684,375
Rexnord Corp., 10.13%, 12/15/12	675,000	742,500
Safety Products Holdings, 11.75%, 01/01/12	150,000	141,882
Sensus Metering Systems, 8.63%, 12/15/13	875,000	818,125

9

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Industrial—Other (continued)
Superior Essex Communications, 9.00%, 04/15/12	$925,000	$920,375
Valmont Industries, Inc., 6.88%, 05/01/14	300,000	301,500

		13,579,849

Lodging (1.9%)
Gaylord Entertainment Co., 6.75%, 11/15/14	825,000	810,563
Host Marriott LP, 7.13%, 11/01/13	875,000	916,563
Host Marriott LP (b), 6.38%, 03/15/15	450,000	447,750
Lodgenet Entertainment, 9.50%, 06/15/13	450,000	492,750
Royal Caribbean Cruises, 8.00%, 05/15/10	600,000	667,500
Starwood Hotels Resorts, 7.38%, 05/01/07	975,000	1,023,749
Starwood Hotels Resorts, 7.88%, 05/01/12	450,000	509,625

		4,868,500

Media—Cable (2.8%)
Cablevision Systems Corp., 7.88%, 12/15/07	700,000	726,250
Cablevision Systems Corp., 8.13%, 07/15/09	875,000	890,313
Cablevision Systems Corp., 8.00%, 04/15/12	775,000	763,375
Charter Communications Holdings Capital Corp., 10.25%, 09/15/10	1,725,000	1,753,031
Charter Communications Holdings Capital Corp., 9.92%, 04/01/11	1,450,000	1,065,750
Kabel Deutschland GMBH (b), 10.63%, 07/01/14	1,750,000	1,907,500

		7,106,219

Media—Non-Cable (10.7%)
Advanstar Communications, Inc., 10.75%, 08/15/10	200,000	219,500
Advanstar Communications, Inc., 12.00%, 02/15/11	1,075,000	1,152,938

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Media—Non-Cable (continued)
Advanstar, Inc., 0.00%/0.05%, 10/15/11	$600,000	$597,750
Affinity Group, Inc., 9.00%, 02/15/12	425,000	432,438
Affinity Group, Inc., 10.88%, 02/15/12	525,000	510,563
American Media Operation, Inc., 10.25%, 05/01/09	650,000	653,250
American Media Operation, Inc., 8.88%, 01/15/11	525,000	500,063
CBD Media Holdings, 9.25%, 07/15/12	1,175,000	1,195,562
Dex Media East LLC, 12.13%, 11/15/12	989,000	1,189,273
Dex Media West LLC, 9.88%, 08/15/13	1,591,000	1,821,694
Dex Media, Inc., 0.00%/7.55%, 11/15/13	875,000	708,750
DIRECTV Holdings LLC, 8.38%, 03/15/13	844,000	938,950
DIRECTV Holdings LLC (b), 6.38%, 06/15/15	400,000	400,000
Echostar DBS Corp., 5.75%, 10/01/08	1,250,000	1,248,437
Echostar DBS Corp., 6.63%, 10/01/14	800,000	794,000
Emmis Communications (b) (e), 9.31%, 06/15/12	400,000	409,000
Houghton Mifflin Co., 0.00%/10.47%, 10/15/13	1,250,000	918,750
Intelsat Bermuda Ltd. (b) (e), 7.81%, 01/15/12	725,000	741,313
Intelsat Bermuda Ltd. (b), 8.63%, 01/15/15	575,000	609,500
Lamar Media Corp., 7.25%, 01/01/13	550,000	583,000
NBC Acqusition Corp., 0.00%/11.65%, 03/15/13	625,000	450,000
Nebraska Book Co., 8.63%, 03/15/12	350,000	328,125
PanAmSat Corp., 9.00%, 08/15/14	453,000	496,601
PanAmSat Holding Corp., 0.00%/9.34%, 11/01/14	2,200,000	1,523,499

10

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Media—Non-Cable (continued)
Primedia, Inc., 8.88%, 05/15/11	$900,000	$947,250
Quebecor Media, Inc., 0.00%/5.49%, 07/15/11	425,000	429,781
Quebecor Media, Inc., 0.00%/11.13%, 07/15/11	500,000	558,125
R.H. Donnelly Finance Corp. (b), 10.88%, 12/15/12	575,000	671,313
Rainbow National Services LLC (b), 10.38%, 09/01/14	725,000	837,375
Readers Digest Association, Inc., 6.50%, 03/01/11	575,000	586,500
Sinclair Broadcast Group, 8.75%, 12/15/11	475,000	501,125
Vertis, Inc., 9.75%, 04/01/09	250,000	261,250
Vertis, Inc., 10.88%, 06/15/09	1,700,000	1,631,999
WDAC Subsidiary Corp. (b), 8.38%, 12/01/14	1,175,000	1,128,000
XM Satellite Radio, Inc., 12.00%, 06/15/10	373,000	421,490
Yell Finance BV, 0.00%/5.51%, 08/01/11	539,000	543,043
Yell Finance BV, 0.00%/10.75%, 08/01/11	410,000	454,075
Ziff Davis Media, Inc., 13.00%, 08/12/09	45,947	49,393

		27,443,675

Metals & Mining (1.2%)
Aleris International, Inc., 9.00%, 11/15/14	300,000	312,000
Imco Recycling, Inc., 10.38%, 10/15/10	850,000	937,125
Novelis, Inc. (b), 7.25%, 02/15/15	700,000	706,125
Republic Technologies International (c) (d) (f) (g), 0.00%, 07/15/09	200,000	0
RYERSON TULL, INC., 9.13%, 07/15/06	525,000	538,125

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Metals & Mining (continued)
United States Steel Corp., 9.75%, 05/15/10	$490,000	$531,650

		3,025,025

Packaging (1.9%)
Berry Plastics Corp., 10.75%, 07/15/12	950,000	1,041,437
Graham Packaging Co. (b), 8.50%, 10/15/12	400,000	406,000
Greif Brothers Corp., 8.88%, 08/01/12	825,000	891,000
Huntsman Packaging Corp., 13.00%, 06/01/10	450,000	366,750
Owens-Brockway Glass Container, 7.75%, 05/15/11	175,000	186,813
Owens-Brockway Glass Container, 8.25%, 05/15/13	375,000	409,219
Owens-Brockway Glass Container, 6.75%, 12/01/14	800,000	813,000
Owens-Illinois, Inc., 7.35%, 05/15/08	300,000	312,750
Pliant Corp., 13.00%, 06/01/10	325,000	264,875
Russell Stanley Holdings, Inc. (b) (d), 9.00%, 11/30/08	36,537	19,448

		4,711,292

Paper (3.6%)
Abitibi-Consolidated, 8.38%, 04/01/15	575,000	589,375
Boise Cascade Co. (b), 0.00%/7.13%, 10/15/14	350,000	345,625
Boise Cascade Co. (b) (e), 0.00%/6.02%, 10/15/12	250,000	253,750
Georgia Pacific Corp., 8.13%, 05/15/11	600,000	679,500
Georgia Pacific Corp., 9.38%, 02/01/13	2,000,000	2,272,500
Graphic Packaging International, 9.50%, 08/15/13	850,000	860,625

11

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Paper (continued)
Jefferson Smurfit Corp., 8.25%, 10/01/12	$450,000	$454,500
Jefferson Smurfit Corp., 7.50%, 06/01/13	400,000	384,000
MDP Acquisitions PLC, 9.63%, 10/01/12	400,000	402,000
Mercer International, Inc., 9.25%, 02/15/13	1,050,000	845,250
NewPage Corp. (b), 12.00%, 05/01/13	850,000	845,750
Stone Container Corp., 9.75%, 02/01/11	600,000	637,500
Tembec Industries, Inc., 8.50%, 02/01/11	725,000	563,688

		9,134,063

Restaurants (0.8%)
Buffets, Inc., 11.25%, 07/15/10	150,000	151,875
Carrols Corp. (b), 9.00%, 01/15/13	450,000	457,875
Dominos, Inc., 8.25%, 07/01/11	575,000	615,250
Landry’s Seafood Restaurants, Inc., 7.50%, 12/15/14	925,000	899,563

		2,124,563

Retailers (2.3%)
Couche-Tard Financing Co., 7.50%, 12/15/13	800,000	844,000
FTD, Inc., 7.75%, 02/15/14	632,000	622,520
General Nuitrition Center, 8.50%, 12/01/10	350,000	281,750
Hines Nurseries, Inc., 10.25%, 10/01/11	550,000	569,250
Jean Coutu Group (PLC), Inc., 8.50%, 08/01/14	725,000	719,563
Penney (J.C.) Co., Inc., 9.00%, 08/01/12	929,000	1,103,187
Rite Aid Corp., 8.13%, 05/01/10	875,000	905,625
Rite Aid Corp., 9.50%, 02/15/11	175,000	187,250

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Retailers (continued)
U.S. Office Products Co. (c) (d) (g), 0.00%, 06/15/08	$475,000	$0
United Auto Group, Inc., 9.63%, 03/15/12	500,000	536,250

		5,769,395

Services (1.5%)
Brickman Group Ltd. (The), 11.75%, 12/15/09	725,000	824,688
CB Richard Ellis Services, Inc., 9.75%, 05/15/10	214,000	238,610
Global Cash Access LLC, 8.75%, 03/15/12	775,000	846,687
HydroChem Industrial Services (b), 9.25%, 02/15/13	775,000	720,750
Insurance Automotive (b), 11.00%, 04/01/13	525,000	543,179
SITEL Corp., 9.25%, 03/15/06	518,000	515,410

		3,689,324

Supermarkets (0.0%)
Jitney-Jungle Stores of America, Inc. (c) (d) (g), 0.00%, 09/15/07	100,000	0

Technology (3.1%)
Activant Solutions, Inc., 10.50%, 06/15/11	875,000	953,750
Activant Solutions, Inc. (b) (e), 9.09%, 04/01/10	200,000	208,000
Danka Business Systems, 11.00%, 06/15/10	450,000	362,250
Freescale Semiconductor, Inc., 7.13%, 07/15/14	575,000	621,000
MagnaChip Semiconductor (b), 8.00%, 12/15/14	350,000	337,750
Seagate Technology HDD Holding, 8.00%, 05/15/09	350,000	374,063
Smart Modular Technologies (b) (e), 8.35%, 04/01/12	600,000	594,000

12

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Technology (continued)
Telex Communications, Inc., 11.50%, 10/15/08	$450,000	$483,750
UGS Corp., 10.00%, 06/01/12	1,150,000	1,282,250
Unisys Corp., 6.88%, 03/15/10	650,000	641,875
Xerox Corp., 9.75%, 01/15/09	1,350,000	1,540,687
Xerox Corp., 7.63%, 06/15/13	475,000	513,594

		7,912,969

Textile (0.7%)
GFSI, Inc., 9.63%, 03/01/07	200,000	182,000
Glenoit Corp. (c) (d) (g), 0.00%, 04/15/07	125,000	0
Phillips Van-Heusen Corp., 8.13%, 05/01/13	350,000	380,625
Warnaco Group, Inc., 8.88%, 06/15/13	750,000	832,500
William Carter Co., 10.88%, 08/15/11	422,000	474,818

		1,869,943

Tobacco (0.4%)
Commonwealth Brands, Inc. (b), 10.63%, 09/01/08	1,000,000	1,057,500

Transportation (0.7%)
Allied Holdings, Inc., 8.63%, 10/01/07	550,000	264,000
Holt Group, Inc. (The) (c) (d) (g), 9.75%, 01/15/06	50,000	0
Stena AB, 9.63%, 12/01/12	825,000	903,375
Stena AB, 7.50%, 11/01/13	575,000	569,250

		1,736,625

Utility—Electric (4.0%)
Caithness Coso Funding Corp., 9.05%, 12/15/09	792,824	854,268
Edison Mission Holding Co., 9.88%, 04/15/11	1,350,000	1,587,937
FPL Energy National Wind (b), 6.13%, 03/25/19	350,000	340,457

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Utility—Electric (continued)
Nevada Power Co., 6.50%, 04/15/12	$75,000	$78,750
Nevada Power Co., 9.00%, 08/15/13	1,400,000	1,581,999
Nevada Power Co. (b), 5.88%, 01/15/15	350,000	353,500
Northwestern Corp. (b), 5.88%, 11/01/14	200,000	206,000
NRG Energy, Inc. (b), 8.00%, 12/15/13	509,000	539,540
PSEG Energy Holdings, 10.00%, 10/01/09	1,125,000	1,268,438
Reliant Energy, Inc., 6.75%, 12/15/14	325,000	319,313
Reliant Resources, Inc., 9.25%, 07/15/10	375,000	410,625
Reliant Resources, Inc., 9.50%, 07/15/13	925,000	1,031,375
TECO Energy, Inc. (b), 6.75%, 05/01/15	225,000	239,625
Texas Genco LLC (b), 6.88%, 12/15/14	1,325,000	1,401,187

		10,213,014

Utility—Natural Gas (4.6%)
ANR Pipeline Co., 8.88%, 03/15/10	150,000	165,289
EL Paso Corp., 6.75%, 05/15/09	775,000	778,875
EL Paso Corp., 7.75%, 06/01/13	950,000	1,018,875
EL Paso Corp., 8.05%, 10/15/30	675,000	671,625
EL Paso Corp., 7.80%, 08/01/31	1,450,000	1,417,375
Holly Energy Partners LP (b), 6.25%, 03/01/15	1,375,000	1,347,500
Inergy LP (b), 6.88%, 12/15/14	400,000	391,000
MarkWest Energy Partners (b), 6.88%, 11/01/14	175,000	175,000
Pacific Energy Partners, 7.13%, 06/15/14	700,000	732,375
Semco Energy, Inc., 7.13%, 05/15/08	400,000	409,234

13

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Utility—Natural Gas (continued)
Tennessee Gas Pipeline, 7.50%, 04/01/17	$200,000	$222,531
Tennessee Gas Pipeline, 8.38%, 06/15/32	1,225,000	1,447,573
Transcontinental Gas Pipeline Corp., 8.88%, 07/15/12	350,000	418,250
Williams Cos., Inc. (The), 7.63%, 07/15/19	750,000	847,500
Williams Cos., Inc. (The), 7.88%, 09/01/21	1,425,000	1,628,062

		11,671,064

Wireless Communications (2.2%)
Inmarsat Finance PLC, 0.00%/7.63%, 06/30/12	125,000	132,500
Inmarsat Finance PLC, 0.00%/8.57%, 11/15/12	400,000	316,000
New Skies Satellites NV (b), 9.13%, 11/01/12	325,000	324,188
NEXTEL Communications, Inc., 7.38%, 08/01/15	1,575,000	1,708,874
Rogers Wireless, Inc., (e) 6.54%, 12/15/10	425,000	445,188
Rogers Wireless, Inc., (e) 7.25%, 12/15/12	200,000	217,000
Rogers Wireless, Inc., (e) 8.00%, 12/15/12	800,000	866,000
Rogers Wireless, Inc., (e) 6.38%, 03/01/14	625,000	639,063
Rogers Wireless, Inc., (e) 7.50%, 03/15/15	200,000	218,500
U.S. Unwired, Inc., 10.00%, 06/15/12	650,000	726,375

		5,593,688

Wireline Communications (5.5%)
Alaska Communications System Holdings, 9.88%, 08/15/11	669,000	712,485
AT&T Corp., 9.75%, 11/15/31	2,475,000	3,232,968
Cincinnati Bell, Inc., 7.25%, 07/15/13	825,000	870,375

Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Wireline Communications (continued)
Cincinnati Bell, Inc., 8.38%, 01/15/14	$500,000	$515,000
Citizens Communications, 9.25%, 05/15/11	250,000	280,313
Citizens Communications, 6.25%, 01/15/13	525,000	510,563
Citizens Communications, 9.00%, 08/15/31	550,000	566,500
MCI, Inc., 8.74%, 05/01/14	1,075,000	1,208,031
Qwest Capital Funding, 7.25%, 02/15/11	350,000	336,875
Qwest Corp. (b), 9.13%, 03/15/12	2,225,000	2,430,813
Qwest Services Corp., 13.50%, 12/15/10	2,300,000	2,667,999
Valor Telecommunications Enterprises (b), 7.75%, 02/15/15	700,000	691,250

		14,023,172

Total Corporate Bonds		245,934,320

PREFERRED STOCKS (0.2%)
Media—Cable (0.0%)
Pegasus Communications	0	7

Media—Non-Cable (0.0%)
Ziff Davis Media, Inc., Series E-1, PIK	12	8,280

Retailers (0.2%)
General Nutrition Center, Series A	725	487,563

Total Preferred Stocks		495,850

WARRANTS (0.1%)
Entertainment (0.0%)
AMF Bowling Worldwide, Inc., Class B, expiring 03/09/09 (d) (g)	811	0

Industrial—Other (0.1%)
ACP Holding Co., expiring 09/13/13 (b)	96,400	183,160

14

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

WARRANTS (continued)
Media—Non-Cable (0.0%)
Advanstar Holdings Corp., expiring 10/15/11 (b) (d) (g)	$150	$0
XM Satellite Radio, Inc., expiring 03/15/10 (b)	300	18,900
Ziff Davis Media, Inc., expiring 08/12/12 (d) (g)	2,200	0

		18,900

Packaging (0.0%)
Pliant Corp., expiring 06/01/10 (b) (d) (g)	275	0

Paper (0.0%)
MDP Acquisitions, expiring 10/01/13 (b)	300	6,000

Total Warrants		208,060

CASH EQUIVALENTS (1.2%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 3.34%, dated 06/30/05, due 07/01/05, repurchase price $2,970,735)	2,970,459	2,970,459

Total Cash Equivalents		2,970,459

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (0.2%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — note 2 (Securities Lending)	390,808	390,808

Total Investments (Cost $246,331,311) (a) — 98.5%		250,445,902
Other assets in excess of liabilities — 1.5%		3,957,520

NET ASSETS — 100.0%		$254,403,422

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(c)	Bond in default.

(d)	Fair Valued Security.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2005.

(f)	Security has filed for bankruptcy protection.

(g)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

PIK	Paid-In-Kind

See notes to financial statements.

15

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $243,360,852)	$247,475,443
Repurchase agreements, at cost and value	2,970,459

Total Investments	250,445,902

Cash	67,235
Interest and dividends receivable	5,216,541
Receivable for investments sold	715,625
Prepaid expenses and other assets	19,819

Total Assets	256,465,122

Liabilities:
Payable for investments purchased	1,476,169
Payable for return of collateral received for securities on loan	390,808
Accrued expenses and other payables:
Investment advisory fees	145,035
Fund administration and transfer agent fees	13,705
Administrative servicing fees	25,817
Other	10,166

Total Liabilities	2,061,700

Net Assets	$254,403,422

Represented by:
Capital	$265,584,389
Accumulated net investment income (loss)	395,162
Accumulated net realized gain (losses) from investments	(15,690,720)
Net unrealized appreciation (depreciation) on investments	4,114,591

Net Assets	$254,403,422

Net Assets:
Class I Shares	$219,994,128
Class III Shares	34,409,294

Total	$254,403,422

Shares outstanding (unlimited number of shares authorized):
Class I Shares	27,911,773
Class III Shares	4,369,030

Total	32,280,803

Net asset value and offering price per share:*
Class I Shares	$7.88
Class III Shares	$7.88

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$11,425,504
Dividend income	48,760
Income from securities lending	126,707

Total Income	11,600,971

Expenses:
Investment advisory fees	928,008
Fund administration and transfer agent fees	112,861
Administrative servicing fees Class I Shares	188,774
Administrative servicing fees Class III Shares	4,071
Other**	55,048

Total Expenses	1,288,762

Net Investment Income (Loss)	10,312,209

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	762,009
Net change in unrealized appreciation/depreciation on investments	(11,824,057)

Net realized/unrealized gains (losses) on investments	(11,062,048)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(749,839)

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

16

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$10,312,209	$19,889,108
Net realized gains (losses) on investment transactions	762,009	4,971,926
Net change in unrealized appreciation/depreciation on investments	(11,824,057)	1,307,647

Change in net assets resulting from operations	(749,839)	26,168,681

Distributions to Class I shareholders from:
Net investment income	(9,262,503)	(19,966,223)
Distributions to Class III shareholders from:
Net investment income	(654,544)	—

Change in net assets from shareholder distributions	(9,917,047)	(19,966,223)

Change in net assets from capital transactions	(37,214,268)	27,746,147

Change in net assets	(47,881,154)	33,948,605
Net Assets:
Beginning of period	302,284,576	268,335,971

End of period	$254,403,422	$302,284,576

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$35,287,107	$146,627,742
Dividends reinvested	9,262,508	19,966,229
Cost of shares redeemed	(116,170,456)	(138,847,824)

	(71,620,841)	27,746,147

Class III Capital Transactions:
Proceeds from shares issued	35,816,291	—
Dividends reinvested	654,544	—
Cost of shares redeemed	(2,064,262)	—

	34,406,573	—

Change in net assets from capital transactions	$(37,214,268)	$27,746,147

SHARE TRANSACTIONS:
Class I Shares
Issued	4,339,061	18,163,294
Reinvested	1,169,649	2,485,756
Redeemed	(14,457,171)	(17,265,939)

	(8,948,461)	3,383,111

Class III Share Transactions:
Issued	4,545,116	—
Reinvested	83,488	—
Redeemed	(259,574)	—

	4,369,030	—

See notes to financial statements.

17

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Federated GVIT High Income Bond Fund

		Investment Activities:			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2000	$9.52	0.89	(1.62)	(0.73)	(0.89)	(0.01)	(0.90)	$7.89	(8.28%	)	$78,631	0.95%		10.44%		1.12%		10.27%		18.12%
Year Ended December 31, 2001(c)	$7.89	0.76	(0.45)	0.31	(0.76)	—	(0.76)	$7.44	4.22%		$114,022	0.95%		9.96%		1.03%		9.88%		31.64%
Year Ended December 31, 2002	$7.44	0.61	(0.38)	0.23	(0.61)	—	(0.61)	$7.06	3.23%		$162,733	0.97%		8.82%		0.97%		8.82%		30.59%
Year Ended December 31, 2003	$7.06	0.57	0.96	1.53	(0.57)	—	(0.57)	$8.02	22.27%		$268,336	0.95%		7.74%		(d	)	(d	)	41.30%
Year Ended December 31, 2004	$8.02	0.60	0.18	0.78	(0.60)	—	(0.60)	$8.20	10.10%		$302,285	0.94%		7.46%		(d	)	(d	)	61.24%
Six Months Ended June 30, 2005 (Unaudited)	$8.20	0.34	(0.35)	(0.01)	(0.31)	—	(0.31)	$7.88	(0.15%	)(e)	$219,994	0.93%	(f)	7.46%	(f)	(d	)	(d	)	19.27%

Class III Shares
Period Ended June 30, 2005 (Unaudited) (g)(h)	$7.83	0.26	(0.05)	0.21	(0.16)	—	(0.16)	$7.88	(2.68%	)(e)	$34,409	0.93%	(f)	7.54%	(f)	(d	)	(d	)	19.27%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	There were no fee reductions during the period.

(e)	Not annualized.

(f)	Annualized.

(g)	For the period from April 28, 2005 (commencement of operations) through June 30, 2005.

(h)	Net investment income (loss) is based on average shares outstanding during the period.

See notes to financial statements.

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, was subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Federated GVIT High Income Bond Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a

19

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

“Fair Value” may include the following non-exclusive list of SEC-acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or

20

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

21

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(i)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Repurchase Agreement	Nomura Securities	$390,808	3.48%	07/01/05

As	of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$385,733	$390,808

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k) Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$750	$11,425,801	$(7,311,960)	$4,113,841

22

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such a rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GMF advises. Federated Investment Management Company (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $50 million	0.80%	0.40%	0.40%
Next $200 million	0.65%	0.40%	0.25%
Next $250 million	0.60%	0.40%	0.20%
$500 million or more	0.55%	0.40%	0.15%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

23

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less. The short-term trading fee is paid directly to the Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $51,407,774 and sales of $85,487,406.

6. Portfolio Investment Risks

Credit and Market Risk. The Fund invests in high yield instruments and are subject to certain additional credit and market risks. The yields of high yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading.

24

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

7. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

8. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting	Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

25

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

26

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

27

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

28

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

29

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

30

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

31

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32

GVIT Equity 500 Index Fund

Semiannual Report

| June 30, 2005

Contents

5	Statement of Investments

13	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in New Assets

15	Financial Highlights

16	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

GVIT Equity 500 Index Fund

For the semiannual period ended June 30, 2005, the GVIT Equity 500 Index Fund (Class IV at NAV) returned -0.89% versus -0.81% for its benchmark, the S&P 500® Index. For broader comparison, the average return for the Fund’s Lipper peer category of S&P 500 Index Objective Funds was -0.96%.

The first half of 2005 proved to be volatile, with the Fund’s benchmark, the S&P 500 Index starting the year in negative territory, down 2.4% in January, ultimately resulting in a disappointing first quarter. The Index was down 2.2% through March. May has been the best-performing month of the year so far, returning 3.2% and making back some of the first quarter’s losses. The Index returned 1.4% in the second quarter, bringing the year-to-date return up to the loss stated above through June 30.

Equity markets stumbled during the first quarter, driven by record highs in crude oil prices, a sharply reduced profit outlook in the marketplace and a fresh sense of inflation concern from the U.S. Federal Open Market Committee. Each factor took its toll on investors’ appetite for risk.

The second quarter saw a continued tightening by the Federal Reserve Board as it continued to adjust rates upward, lifting the target federal funds rate to 3.25% by the end of June. Bonds remained resilient, keeping equities attractive on a relative basis. Crude oil also continued to rise, topping $60 per barrel.

During the first six months of the year, six S&P 500 Index sector’s performance declined; only four sectors returned gains within the Index. Of the six lagging sectors, the returns of the information technology, consumer discretionary and industrials sectors were the biggest detractors from Fund performance.

Within information technology, International Business Machines Corp. (IBM) declined steeply, adding to the sectors fall, which persisted through June. The firm suffered because it fell short of sales targets due to the weakening of the software market and the slowdown of demand in Europe. The consumer discretionary sector has retreated so far this year, largely due to eBay Inc.’s drop. The online auctioneer faces increased competition from rivals Google Inc. and Yahoo! Inc.’s. Industrials declined because United Parcel Service of America Inc. (UPS) pulled down the sector. Concerns about free trade and increased costs from high oil and gas prices have kept earnings growth flat for UPS. The materials sector was the worst performer during the reporting period, declining with International Paper Co. as the primary detractor.

The best-performing sector for the Fund was energy. ExxonMobil Corp.’s strong return pushed the sector’s performance due to the ongoing strength of both crude oil and natural gas prices. The next-best sector was utilities, led by eXelon Corp. and Duke Energy Corp. Health care also was up, led by UnitedHealth Group Inc. The health-care provider benefited from increased revenues and a continuing strategy of acquisitions.

The Fund is a replicating portfolio and continues to strive to match the performance of the S&P 500 Index. Three Index composition changes occurred during the period, resulting in 1.2% turnover. In September 2005, the S&P 500 Index will complete the free-float adjustments announced last year.

PORTFOLIO MANAGER: Deane Gyllenhaal

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

1

Fund Performance	GVIT Equity 500 Index Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Inception[2]
Class IV	-0.89%	6.06%	-2.60%	-1.98%
*	Not Annualized.
1	Not subject to any sales charges.
2	The Fund’s predecessor, the Market Street Equity 500 Index Portfolio, commenced operations on February 7, 2000. As of April 28, 2003, the GVIT Equity Index 500 Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Market Street Equity Index 500 Portfolio. At that time the GVIT Equity Index 500 Fund took on the performance of the Market Street Equity Index 500 Portfolio

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class IV shares of the GVIT Equity 500 Index Fund, Standard & Poor’s 500 Index (S&P 500)(a), and Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2

Shareholder

Expense Example	GVIT Equity 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Equity 500 Index
Class IV	Actual	$1,000	$991	$1.38	0.28%
	Hypothetical[1]	$1,000	$1,024	$1.41	0.28%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

3

Portfolio Summary

(June 30, 2005)	GVIT Equity 500 Index Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	98.7%
Other Investments*	5.0%
Liabilities in excess of other assets**	-3.7%

100.0%

Top Holdings
General Electric Co.	3.3%
Exxon Mobil Corp.	3.3%
Microsoft Corp.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	1.8%
Johnson & Johnson, Inc.	1.7%
Bank of America Corp.	1.7%
Wal-Mart Stores, Inc.	1.5%
Intel Corp.	1.4%
American International Group, Inc.	1.4%
Other Holdings	79.4%

100.0%

Top Industries
Financial Services	9.8%
Computers	9.8%
Oil & Gas	7.6%
Healthcare	6.4%
Retail	6.3%
Banks	5.1%
Insurance	4.8%
Telecommunications	4.6%
Drugs	4.4%
Electrical Equipment	3.7%
Other Industries	37.5%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.

4

GARTMORE VARIABLE INSURANCE TRUST

GVIT EQUITY 500 INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (98.7%)
Aerospace & Defense (1.9%)
Boeing Co. (The)	19,962	$1,317,491
General Dynamics Corp.	4,900	536,746
Lockheed Martin Corp.	9,800	635,726
Northrop Grumman Corp.	8,762	484,101
Raytheon Co.	10,900	426,408
Rockwell Collins, Inc.	4,414	210,460
United Technologies Corp.	24,700	1,268,345
Xilinx, Inc.	8,700	221,850

		5,101,127

Agriculture (0.2%)
Monsanto Co.	6,495	408,341

Airlines (0.1%)
Delta Air Lines, Inc. (b)	3,800	14,288
Southwest Airlines Co.	17,750	247,258

		261,546

Apparel (0.3%)
Jones Apparel Group, Inc.	2,900	90,016
Liz Claiborne, Inc.	2,500	99,400
Nike, Inc., Class B	5,600	484,960
Reebok International Ltd.	1,300	54,379
V.F. Corp.	2,400	137,328

		866,083

Auto Parts & Equipment (0.6%)
AutoNation, Inc. (b)	5,300	108,756
AutoZone, Inc. (b)	1,600	147,936
Dana Corp.	4,300	64,543
Delphi Automotive Systems Corp.	14,500	67,425
Genuine Parts Co.	4,400	180,796
Ingersoll Rand Co.	4,100	292,535
Johnson Controls, Inc.	4,600	259,118
Navistar International Corp. (b)	1,700	54,400
PACCAR, Inc.	4,225	287,300
Snap-On, Inc.	1,400	48,020
Visteon Corp.	3,723	22,450

		1,533,279

Automobiles (0.5%)
Ford Motor Co.	44,132	451,912
General Motors Corp.	13,852	470,968
Harley-Davidson, Inc.	7,000	347,200

		1,270,080

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Banks (5.1%)
AmSouth Bancorp	8,600	$223,600
Bank of America Corp.	97,040	4,425,994
Bank of New York Co., Inc.	18,928	544,748
BB&T Corp.	13,300	531,601
Bear Stearns Cos., Inc.	2,800	291,032
Compass Bancshares, Inc.	3,100	139,500
Fifth Third Bancorp	12,585	518,628
Huntington Bancshares, Inc.	5,410	130,597
KeyCorp.	9,700	321,555
M & T Bank Corp.	2,400	252,384
Mellon Financial Corp.	10,200	292,638
National City Corp.	14,400	491,328
Northern Trust Corp.	4,900	223,391
PNC Bank Corp.	6,800	370,328
Regions Financial Corp.	11,160	378,101
Sovereign Bancorp	8,800	196,592
SunTrust Banks, Inc.	8,300	599,592
Synovus Financial Corp.	7,500	215,025
U.S. Bancorp	44,168	1,289,706
Wachovia Corp.	38,054	1,887,478
Zions Bancorp	2,100	154,413

		13,478,231

Beverages (2.2%)
Anheuser-Busch Cos., Inc.	18,743	857,492
Brown-Forman Corp., Class B	2,200	133,012
Coca-Cola Co.	54,612	2,280,051
Coca-Cola Enterprises, Inc.	8,800	193,688
Constellation Brands, Inc. (b)	400	11,800
Molson Coors Brewing Co.	1,900	117,800
Pepsi Bottling Group, Inc. (The)	4,900	140,189
PepsiCo, Inc.	40,430	2,180,390

		5,914,422

Biotechnology (0.3%)
Applera Corp.	4,900	96,383
Gilead Sciences, Inc. (b)	10,500	461,895
Group Chiron Corp. (b)	3,500	122,115
Waters Corp. (b)	2,900	107,793

		788,186

Business Services (2.8%)
Apollo Group, Inc. (b)	3,900	305,058
AutoDesk, Inc.	5,730	196,940
Automatic Data Processing, Inc.	14,108	592,113

5

GARTMORE VARIABLE INSURANCE TRUST

GVIT EQUITY 500 INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Business Services (continued)
Cintas Corp.	3,600	$138,960
Compuware Corp. (b)	10,200	73,338
Convergys Corp. (b)	3,500	49,770
Dow Jones & Co., Inc.	1,600	56,720
eBay, Inc. (b)	29,300	967,193
Electronic Data Systems Corp.	12,700	244,475
Equifax, Inc.	3,100	110,701
Exelon Corp.	16,224	832,778
First Data Corp.	18,816	755,274
Fiserv, Inc. (b)	4,650	199,718
IMS Health, Inc.	6,053	149,933
Interpublic Group Cos., Inc. (The) (b)	9,800	119,364
Monster Worldwide, Inc. (b)	2,800	80,304
Moody’s Corp.	6,708	301,592
Omnicom Group, Inc.	4,400	351,384
Paychex, Inc.	8,650	281,471
Pitney Bowes, Inc.	5,600	243,880
Robert Half International, Inc.	3,700	92,389
Sabre Holdings, Inc.	3,368	67,192
Sungard Data Systems (b)	7,100	249,707
Yahoo!, Inc. (b)	31,700	1,098,404

		7,558,658

Chemicals & Allied Products (1.6%)
Air Products & Chemicals, Inc.	5,500	331,650
Dow Chemical Co.	23,366	1,040,488
E.I. du Pont de Nemours & Co.	24,000	1,032,240
Eastman Chemical Co.	1,800	99,270
Engelhard Corp.	2,800	79,940
Great Lakes Chemical Corp.	1,100	34,617
Hercules, Inc. (b)	3,200	45,280
Millipore Corp. (b)	1,100	62,403
Occidental Petroleum Corp.	9,700	746,221
Praxair, Inc.	7,800	363,480
Rohm & Haas Co.	4,800	222,432
Sigma-Aldrich Corp.	1,800	100,872

		4,158,893

Computers (9.8%)
Adobe Systems, Inc.	11,600	331,992
Affiliated Computer Services, Class A (b)	3,200	163,520
American Power Conversion Corp.	4,500	106,155
Apple Computer, Inc. (b)	19,900	732,519
Avaya, Inc. (b)	11,366	94,565

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Computers (continued)
BMC Software, Inc. (b)	5,700	$102,315
Cisco Systems, Inc. (b)	154,157	2,945,940
Citrix Systems, Inc. (b)	3,900	84,474
Computer Associates International, Inc.	13,000	357,240
Computer Sciences Corp. (b)	4,400	192,280
Dell, Inc. (b)	58,400	2,307,384
EMC Corp. (b)	58,000	795,180
Gateway, Inc. (b)	5,700	18,810
Hewlett Packard Co.	69,600	1,636,296
Intel Corp.	148,873	3,879,630
International Business Machines Corp.	38,917	2,887,641
Intuit, Inc. (b)	4,400	198,484
Lexmark International Group, Inc. (b)	3,100	200,973
Mercury Interactive Corp. (b)	2,000	76,720
Microsoft Corp.	242,340	6,019,726
NCR Corp. (b)	4,400	154,528
Network Appliance, Inc. (b)	9,100	257,257
Novell, Inc. (b)	10,200	63,240
NVIDIA Corp. (b)	3,900	104,208
Oracle Corp. (b)	106,708	1,408,546
Parametric Technology Corp. (b)	7,100	45,298
Siebel Systems, Inc.	11,700	104,130
Sun Microsystems, Inc. (b)	83,256	310,545
Symantec Corp. (b)	17,300	376,102
Symbol Technologies, Inc.	5,600	55,272
Unisys Corp. (b)	8,400	53,172
VERITAS Software Corp. (b)	10,400	253,760

		26,317,902

Conglomerates (0.8%)
Illinois Tool Works, Inc.	6,600	525,888
ITT Industries, Inc.	2,300	224,549
Tyco International Ltd.	48,756	1,423,675

		2,174,112

Construction & Building Materials (1.0%)
Caterpillar, Inc.	8,300	791,073
Centex Corp.	3,200	226,144
D. R. Horton, Inc.	400	15,044
Deere & Co.	6,000	392,940
Fluor Corp.	2,000	115,180
KB Home	2,000	152,460
Masco Corp.	10,581	336,053

6

GARTMORE VARIABLE INSURANCE TRUST

GVIT EQUITY 500 INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Construction & Building Materials (continued)
Pulte Corp.	2,800	$235,900
Sherwin Williams Co.	3,000	141,270
Vulcan Materials Co.	2,492	161,955

		2,568,019

Consumer Products (3.0%)
Alberto Culver Co., Class B	1,950	84,494
Avery-Dennison Corp.	2,400	127,104
Avon Products, Inc.	11,400	431,490
Black & Decker Corp.	2,000	179,700
Clorox Co. (The)	3,799	211,680
Colgate-Palmolive Co.	12,761	636,902
Danaher Corp.	6,600	345,444
Ecolab, Inc.	5,300	171,508
Fortune Brands, Inc.	3,600	319,680
Gillette Co. (The)	24,100	1,220,183
International Flavors & Fragrances, Inc.	2,000	72,440
Kimberly-Clark Corp.	11,500	719,785
Leggett & Platt, Inc.	4,700	124,926
Maytag Corp.	2,100	32,886
Pall Corp.	2,800	85,008
Procter & Gamble Co.	59,742	3,151,390
Whirlpool Corp.	1,600	112,176

		8,026,796

Containers (0.2%)
Ball Corp.	2,600	93,496
Bemis Co.	2,800	74,312
Newell Rubbermaid, Inc.	6,900	164,496
Sealed Air Corp. (b)	1,900	94,601

		426,905

Drugs (4.4%)
Amerisource Bergen Corp.	2,454	169,694
Biogen, Inc. (b)	8,339	287,279
Eli Lilly & Co.	27,370	1,524,783
Express Scripts, Inc., Class A (b)	3,600	179,928
Forest Laboratories, Inc., Class A (b)	8,300	322,455
Genzyme Corp. (b)	6,000	360,540
Medimmune, Inc. (b)	6,109	163,232
Merck & Co., Inc.	53,164	1,637,451
Mylan Laboratories, Inc.	6,800	130,832
Pfizer, Inc.	179,361	4,946,776
Schering Plough Corp.	35,600	678,536
Wyeth	32,300	1,437,350

		11,838,856

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Electrical Equipment (3.7%)
Cooper Industries Ltd., Class A	2,215	$141,539
Eaton Corp.	3,600	215,640
Emerson Electric Co.	10,100	632,563
General Electric Co.	255,848	8,865,133
Grainger (W.W.), Inc.	2,000	109,580

		9,964,455

Electronics (0.9%)
Agilent Technologies, Inc. (b)	10,437	240,260
Altera Corp. (b)	9,200	182,344
Broadcom Corp., Class A (b)	7,000	248,570
Molex, Inc.	3,925	102,207
Radioshack Corp.	3,900	90,363
Rockwell International Corp.	4,200	204,582
Sanmina Corp. (b)	14,000	76,580
Solectron Corp. (b)	24,000	90,960
Tektronix, Inc.	2,100	48,867
Teradyne, Inc. (b)	4,800	57,456
Texas Instruments, Inc.	40,100	1,125,607

		2,467,796

Entertainment (0.7%)
Electronic Arts, Inc. (b)	7,400	418,914
International Game Technology	8,300	233,645
Walt Disney Co. (The)	49,200	1,238,856

		1,891,415

Financial Services (9.8%)
AMBAC Financial Group, Inc.	2,650	184,864
American Express Co.	28,300	1,506,409
Capital One Financial Corp.	6,000	480,060
Charles Schwab Corp.	27,450	309,636
Cit Group, Inc.	5,100	219,147
Citigroup, Inc.	125,454	5,799,739
Comerica, Inc.	4,000	231,200
Countrywide Credit Industries, Inc.	14,300	552,123
E*TRADE Financial Corp. (b)	8,900	124,511
Federal Home Loan Mortgage Corp.	16,700	1,089,341
Federal National Mortgage Association	23,386	1,365,742
Federated Investors, Inc.	2,100	63,021
First Horizon National Corp.	3,000	126,600
Franklin Resources, Inc.	4,800	369,504
Golden West Financial Corp.	6,800	437,784

7

GARTMORE VARIABLE INSURANCE TRUST

GVIT EQUITY 500 INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Financial Services (continued)
Goldman Sachs Group, Inc.	10,700	$1,091,614
H & R Block, Inc.	4,100	239,235
J.P. Morgan Chase & Co.	84,901	2,998,703
Janus Capital Group, Inc.	5,500	82,720
Lehman Brothers Holdings, Inc.	6,667	661,900
Marshall & Ilsley Corp.	5,000	222,250
MBNA Corp.	30,550	799,188
Merrill Lynch & Co.	22,800	1,254,228
Morgan Stanley Dean Witter & Co.	26,400	1,385,208
North Fork Bancorp, Inc.	11,400	320,226
Providian Financial Corp. (b)	7,400	130,462
SLM Corp.	10,100	513,080
State Street Corp.	8,100	390,825
T. Rowe Price Group, Inc.	3,000	187,800
Washington Mutual, Inc.	21,315	867,307
Wells Fargo Co.	40,659	2,503,781

		26,508,208

Food & Related (2.6%)
Altria Group, Inc.	50,000	3,233,001
Archer-Daniels Midland Co.	15,237	325,767
Campbell Soup Co.	7,800	240,006
ConAgra, Inc.	12,600	291,816
General Mills, Inc.	8,800	411,752
H.J. Heinz Co.	8,500	301,070
Hershey Foods Corp.	5,300	329,130
Kellogg Co.	8,400	373,296
McCormick & Co.	3,200	104,576
Sara Lee Corp.	19,029	376,964
SYSCO Corp.	15,300	553,707
Wrigley (Wm.) Jr. Co.	4,700	323,548

		6,864,633

Healthcare (6.4%)
Abbott Laboratories	37,367	1,831,357
Allergan, Inc.	3,100	264,244
Bausch & Lomb, Inc.	1,300	107,900
Baxter International, Inc.	15,000	556,500
Becton Dickinson & Co.	6,100	320,067
Bristol-Myers Squibb Co.	47,162	1,178,107
Cardinal Health, Inc.	10,353	596,126
Guidant Corp.	7,800	524,940
HCA, Inc.	10,000	566,700
Health Management Associates, Inc., Class A	6,100	159,698
Humana, Inc. (b)	4,100	162,934

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Healthcare (continued)
Johnson & Johnson, Inc.	71,711	$4,661,214
King Pharmaceuticals, Inc. (b)	6,133	63,906
McKesson HBOC, Inc.	7,200	322,488
Medco Health Solutions, Inc. (b)	6,648	354,737
Medtronic, Inc.	29,200	1,512,268
Quest Diagnostics, Inc.	4,400	234,388
St. Jude Medical, Inc. (b)	8,800	383,768
Stryker Corp.	9,000	428,040
Tenet Healthcare Corp. (b)	11,700	143,208
Unitedhealth Group, Inc.	30,544	1,592,564
Watson Pharmaceutical, Inc. (b)	2,800	82,768
Wellpoint Health Networks, Inc. (b)	14,800	1,030,672

		17,078,594

Hotels & Motels (0.7%)
Cendant Corp.	25,400	568,198
Harrah’s Entertainment, Inc.	4,300	309,901
Hilton Hotels Corp.	9,200	219,420
Marriott International, Inc., Class A	4,800	327,456
Starwood Hotels & Resorts Worldwide, Inc.	5,300	310,421

		1,735,396

Industrial (0.1%)
Parker Hannifin Corp.	3,000	186,030
Thermo Electron Corp. (b)	3,900	104,793

		290,823

Insurance (4.8%)
ACE Ltd.	7,012	314,488
Aetna, Inc.	7,100	588,022
AFLAC, Inc.	12,100	523,688
Allstate Corp. (The)	16,100	961,975
American International Group, Inc.	62,568	3,635,200
AON Corp.	7,600	190,304
Chubb Corp. (The)	4,600	393,806
CIGNA Corp.	3,200	342,496
Cincinnati Financial Corp.	4,221	166,983
Hartford Financial Services Group, Inc.	7,200	538,416
Jefferson-Pilot Corp.	3,381	170,470
Lincoln National Corp.	4,300	201,756
Loews Corp.	3,867	299,693
Marsh & McLennan Cos., Inc.	13,000	360,100
MBIA, Inc.	3,250	192,758

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GVIT EQUITY 500 INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	17,700	$795,438
MGIC Investment Corp.	2,400	156,528
Principal Financial Group, Inc.	7,100	297,490
Progressive Corp. (The)	4,800	474,288
Prudential Financial, Inc.	12,600	827,316
SAFECO Corp.	3,100	168,454
St. Paul Travelers Cos., Inc. (The)	16,265	642,955
Torchmark Corp.	2,500	130,500
UnumProvident Corp.	7,400	135,568
XL Capital Ltd., Class A	3,400	253,028

		12,761,720

Leisure Products (0.4%)
Brunswick Corp.	2,300	99,636
Carnival Corp.	12,800	698,240
Hasbro, Inc.	4,400	91,476
Mattel, Inc.	10,200	186,660

		1,076,012

Manufacturing (1.2%)
3M Co.	18,538	1,340,297
American Standard Cos., Inc.	4,500	188,640
Cummins Engine, Inc.	1,100	82,071
Dover Corp.	5,000	181,900
Honeywell International, Inc.	20,800	761,904
PPG Industries, Inc.	4,100	257,316
Stanley Works (The)	1,800	81,972
Textron, Inc.	3,300	250,305

		3,144,405

Medical Equipment & Supplies (0.7%)
Bard (C.R.), Inc.	2,500	166,275
Biomet, Inc.	6,051	209,607
Boston Scientific Corp. (b)	18,100	488,700
Fisher Scientific International, Inc. (b)	2,900	188,210
Laboratory Corp. of America Holdings (b)	3,200	159,680
PerkinElmer, Inc.	3,500	66,150
Zimmer Holdings, Inc. (b)	6,026	459,000

		1,737,622

Medical Services (0.9%)
Amgen, Inc. (b)	29,832	1,803,643
Caremark Rx, Inc. (b)	11,041	491,545
Hospira, Inc. (b)	3,636	141,804
Manor Care, Inc.	2,200	87,406

		2,524,398

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Metals & Mining (0.5%)
Alcoa, Inc.	21,040	$549,775
Freeport-McMoran Copper & Gold, Inc., Class B	4,400	164,736
Newmont Mining Corp.	10,758	419,885
Phelps Dodge Corp.	2,400	222,000

		1,356,396

Multimedia (2.5%)
Clear Channel Communications, Inc.	12,500	386,625
Comcast Corp., Class A (b)	53,248	1,634,714
L-3 Communications Holdings, Inc.	2,900	222,082
News Corp.	69,600	1,126,128
Time Warner, Inc. (b)	113,021	1,888,580
Viacom, Inc., Class B	40,728	1,304,111

		6,562,240

Office Equipment & Supplies (0.1%)
Xerox Corp. (b)	23,100	318,549

Oil & Gas (7.6%)
Amerada Hess Corp.	2,100	223,671
Anadarko Petroleum Corp.	5,649	464,065
Apache Corp.	7,998	516,671
Ashland, Inc.	1,700	122,179
Baker Hughes, Inc.	8,200	419,512
BJ Services Co.	4,000	209,920
ChevronTexaco Corp.	50,580	2,828,434
ConocoPhillips	33,632	1,933,504
Devon Energy Corp.	11,400	577,752
El Paso Corp.	15,577	179,447
EOG Resources, Inc.	5,800	329,440
Exxon Mobil Corp.	153,554	8,824,748
KeySpan Corp.	3,800	154,660
Kinder Morgan, Inc.	2,700	224,640
Marathon Oil Corp.	8,400	448,308
Nabors Industries Ltd. (b)	3,400	206,108
NICOR, Inc.	900	37,053
Noble Corp.	3,300	202,983
People’s Energy Corp.	1,100	47,806
Sempra Energy	5,807	239,887
Sunoco, Inc.	1,700	193,256
Transocean Sedco Forex, Inc. (b)	8,000	431,760
Unocal Corp.	6,600	429,330
Valero Energy Corp.	6,200	490,482

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Oil & Gas (continued)
Williams Cos., Inc. (The)	14,200	$269,800
XTO Energy, Inc.	8,666	294,557

		20,299,973

Oil Equipment & Services (1.0%)
Burlington Resources, Inc.	9,400	519,256
Dynergy, Inc., Class A (b)	6,300	30,618
Halliburton Co.	12,200	583,404
Kerr-Mcgee Corp.	2,866	218,704
National-OilWell, Inc. (b)	4,100	194,914
Rowan Cos., Inc.	2,400	71,304
Schlumberger Ltd.	14,190	1,077,589

		2,695,789

Paper & Forest Products (0.5%)
Georgia Pacific Corp.	6,390	203,202
International Paper Co.	12,021	363,154
Louisiana-Pacific Corp.	2,500	61,450
MeadWestvaco Corp.	3,907	109,552
Pactiv Corp. (b)	3,500	75,530
Temple-Inland, Inc.	2,800	104,020
Weyerhaeuser Co.	6,000	381,901

		1,298,809

Photographic Equipment (0.1%)
Eastman Kodak Co.	7,100	190,635

Printing & Publishing (0.6%)
Donnelley (R.R.) & Sons Co.	5,200	179,452
Gannett Co., Inc.	6,000	426,780
Knight-Ridder, Inc.	1,800	110,412
McGraw-Hill Cos., Inc. (The)	9,200	407,100
Meredith Corp.	1,200	58,872
New York Times Co., Class A	3,500	109,025
Tribune Co.	7,264	255,548

		1,547,189

Railroads (0.5%)
Burlington Northern Santa Fe Corp.	9,100	428,428
CSX Corp.	5,300	226,098
Norfolk Southern Corp.	9,900	306,504
Union Pacific Corp.	6,400	414,720

		1,375,750

Real Estate Investment Trusts (0.6%)
Apartment Investment & Management Co.	2,200	90,024
Archstone-Smith Trust	4,900	189,238

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Equity Office Properties Trust	9,800	$324,380
Equity Residential Property Trust	7,000	257,740
Plum Creek Timber Co., Inc.	4,424	160,591
ProLogis Trust	4,500	181,080
Simon Property Group, Inc.	5,300	384,197

		1,587,250

Restaurants (0.6%)
Darden Restaurants, Inc.	3,750	123,675
McDonald’s Corp.	30,600	849,150
Wendy’s International, Inc.	2,700	128,655
YUM! Brands, Inc.	7,100	369,768

		1,471,248

Retail (6.3%)
Albertson’s, Inc.	8,859	183,204
Bed Bath & Beyond, Inc. (b)	7,100	296,638
Best Buy Co., Inc.	7,250	496,988
Big Lots, Inc. (b)	3,200	42,368
Circuit City Stores, Inc.	4,700	81,263
Coach, Inc. (b)	9,200	308,844
Costco Wholesale Corp.	11,400	510,948
CVS Corp.	19,708	572,912
Dillards, Inc.	1,500	35,130
Dollar General Corp.	7,175	146,083
Family Dollar Stores, Inc.	4,000	104,400
Federated Department Stores, Inc.	4,100	300,448
Gap, Inc. (The)	18,400	363,400
Home Depot, Inc.	51,782	2,014,319
J.C. Penney Co., Inc.	6,500	341,770
Kmart Holding Corp. (b)	2,373	355,642
Kohl’s Corp. (b)	8,000	447,280
Kroger Co. (b)	17,600	334,928
Limited, Inc. (The)	9,166	196,336
Lowe’s Cos., Inc.	18,586	1,082,077
May Department Stores Co. (The)	7,100	285,136
Nordstrom, Inc.	3,000	203,910
Office Depot, Inc. (b)	7,800	178,152
Officemax, Inc.	2,100	62,517
Safeway, Inc.	11,000	248,490
Staples, Inc.	18,150	386,958
Starbucks Corp. (b)	9,500	490,770
Supervalu, Inc.	3,400	110,874
Target Corp.	21,316	1,159,803
Tiffany & Co.	3,400	111,384
TJX Cos., Inc.	11,600	282,460

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GVIT EQUITY 500 INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Retail (continued)
Toys “R” Us, Inc. (b)	5,000	$132,400
Wal-Mart Stores, Inc.	80,688	3,889,161
Walgreen Co.	24,700	1,135,953

		16,892,946

Semiconductors (1.1%)
Advanced Micro Devices, Inc. (b)	9,800	169,932
Analog Devices, Inc.	9,000	335,790
Applied Materials, Inc.	39,700	642,346
Applied Micro Circuits Corp. (b)	9,200	23,552
Freescale Semiconductor, Inc. (b)	10,046	212,774
Jabil Circuit, Inc. (b)	4,300	132,139
KLA-Tencor Corp.	4,800	209,760
Linear Technology Corp.	7,500	275,175
LSI Logic Corp. (b)	9,700	82,353
Maxim Integrated Products, Inc.	8,000	305,680
Micron Technology, Inc. (b)	14,600	149,066
National Semiconductor Corp.	8,700	191,661
Novellus Systems (b)	3,400	84,014
PMC-Sierra, Inc. (b)	4,600	42,918
QLogic Corp. (b)	2,100	64,827

		2,921,987

Steel (0.1%)
Allegheny Technologies, Inc.	2,100	46,326
Nucor Corp.	4,000	182,480
United States Steel Corp.	2,900	99,673

		328,479

Telecommunications (4.6%)
ADC Telecomm, Inc. (b)	3,057	66,551
ALLTEL Corp.	8,000	498,240
Andrew Corp. (b)	3,700	47,212
AT&T Corp.	19,362	368,652
BellSouth Corp.	44,200	1,174,394
CenturyTel, Inc.	3,400	117,742
CIENA Corp. (b)	16,939	35,403
Citizens Communications Co.	7,800	104,832
Comverse Technology, Inc. (b)	4,600	108,790
Corning, Inc. (b)	34,100	566,742
JDS Uniphase Corp. (b)	35,000	53,200
Lucent Technologies, Inc. (b)	108,300	315,153
Motorola, Inc.	59,200	1,080,992
Nextel Communications, Inc., Class A (b)	27,100	875,601
QUALCOMM, Inc.	39,400	1,300,594

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Telecommunications (continued)
Qwest Communications International, Inc. (b)	39,123	$145,146
SBC Communications, Inc.	79,658	1,891,878
Scientific-Atlanta, Inc.	3,900	129,753
Sprint Corp.	35,650	894,459
Tellabs, Inc. (b)	11,000	95,700
Univision Communications, Inc. (b)	7,000	192,850
Verizon Communications, Inc.	66,702	2,304,553

		12,368,437

Tire & Rubber (0.1%)
B.F. Goodrich Co. (The)	2,800	114,688
Cooper Tire & Rubber Co.	1,800	33,426
Goodyear Tire & Rubber Co. (b)	4,200	62,580

		210,694

Tobacco (0.2%)
R.J. Reynolds Tobacco, Inc.	2,900	228,520
UST, Inc.	4,000	182,640

		411,160

Trucking (0.9%)
FedEx Corp.	7,300	591,373
Ryder System, Inc.	1,500	54,900
United Parcel Service, Inc., Class B	26,900	1,860,404

		2,506,677

Utilities (2.9%)
AES Corp. (b)	15,800	258,804
Allegheny Energy, Inc. (b)	3,100	78,182
Ameren Corp.	4,800	265,440
American Electric Power Co., Inc.	9,260	341,416
Calpine Corp. (b)	10,600	36,040
Centerpoint Energy, Inc.	7,600	100,396
Cinergy Corp.	4,600	206,172
CMS Energy Corp. (b)	4,900	73,794
Consolidated Edison, Inc.	5,900	276,356
Constellation Energy Group, Inc.	4,400	253,836
Detroit Edison Co.	4,300	201,111
Dominion Resources, Inc.	8,300	609,137
Duke Energy Corp.	22,400	665,952
Edison International	7,800	316,290
Entergy Corp.	5,200	392,860
FirstEnergy Corp.	7,986	384,206
FPL Group, Inc.	9,500	399,570
Nisource, Inc.	6,664	164,801

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Utilities (continued)
PG & E Corp.	8,800	$330,352
Pinnacle West Capital Corp.	2,400	106,680
PPL Corp.	4,700	279,086
Progress Energy, Inc.	5,926	268,092
Public Service Enterprise Group, Inc.	5,800	352,756
Southern Co.	18,000	624,060
TECO Energy, Inc.	5,100	96,441
TXU Corp.	5,800	481,922
Xcel Energy, Inc.	9,780	190,906

		7,754,658

Waste Management (0.2%)
Allied Waste Industries, Inc. (b)	5,800	45,994
Waste Management, Inc.	13,700	388,258

		434,252

Total Common Stocks		263,270,031

Shares or Principal Amount		Value

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (5.0%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — note 2 (Securities Lending)	$13,395,658	$13,395,658

Total Short-term Securities Held as Collateral for Securities Lending		13,395,658

Total Investments (Cost $295,783,639) (a) — 103.7%		276,665,689
Liabilities in excess of other assets — (3.7)%		(9,974,155)

NET ASSETS — 100.0%		$266,691,534

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

At June 30, 2005 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts *	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
3	S&P 500 Futures	09/15/05	$896,625	$(7,962)
44	S&P 500 Emini Futures	09/16/05	$2,630,100	$(23,232)

*	Cash pledged as collateral.

See notes to financial statements.

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GVIT EQUITY 500 INDEX FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $295,906,789)	$276,665,689

Cash	123,150
Interest and dividends receivable	325,390
Receivable for investments sold	3,466,050
Receivable from adviser	40,451
Prepaid expenses and other assets	3,637

Total Assets	280,624,367

Liabilities:
Payable to custodian	388,926
Payable for investments purchased	26,976
Payable for variation margin on futures contracts	28,782
Payable for return of collateral received for securities on loan	13,395,658
Accrued expenses and other payables:
Investment advisory fees	53,296
Fund administration and transfer agent fees	9,015
Administrative servicing fees	19,530
Other	10,650

Total Liabilities	13,932,833

Net Assets	$266,691,534

Represented by:
Capital	$343,295,619
Accumulated net investment income (loss)	73,461
Accumulated net realized gain (losses) from investment and futures transactions	(57,528,403)
Net unrealized appreciation (depreciation) on investments and futures	(19,149,143)

Net Assets	$266,691,534

Net Assets:
Class IV Shares	$266,691,534

Shares outstanding (unlimited number of shares authorized):
Class IV Shares	32,094,367

Net asset value and offering price per share:*
Class IV Shares	$8.31

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$19,365
Dividend income	2,460,418
Income from securities lending	15,337

Total Income	2,495,120

Expenses:
Investment advisory fees	325,234
Fund administration and transfer agent fees	91,703
Administrative servicing fees Class IV Shares	132,396
Other**	57,108

Total expenses before waived or reimbursed expenses	606,441
Expenses waived or reimbursed	(223,357)

Total Expenses	383,084

Net Investment Income (Loss)	2,112,036

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	(3,518,360)
Net realized gains (losses) on futures	(8,932)

Net realized gains (losses) on investment and futures transactions	(3,527,292)
Net change in unrealized appreciation/depreciation on investments and futures	(1,361,460)

Net realized/unrealized gains (losses) on investments and futures	(4,888,752)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,776,716)

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

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GVIT EQUITY 500 INDEX FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,112,036	$4,810,067
Net realized gains (losses) on investment and futures transactions	(3,527,292)	(3,981,096)
Net change in unrealized appreciation/depreciation on investments and futures	(1,361,460)	27,230,476

Change in net assets resulting from operations	(2,776,716)	28,059,447

Distributions to Class IV shareholders from:
Net investment income	(2,071,131)	(7,507,988)

Change in net assets from shareholder distributions	(2,071,131)	(7,507,988)

Change in net assets from capital transactions	(15,394,053)	(14,733,002)

Change in net assets	(20,241,900)	5,818,457
Net Assets:
Beginning of period	286,933,434	281,114,977

End of period	$266,691,534	$286,933,434

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,945,612	$12,161,407
Dividends reinvested	2,071,135	7,507,987
Cost of shares redeemed	(22,410,800)	(34,402,396)

	$(15,394,053)	$(14,733,002)

SHARE TRANSACTIONS:
Issued	598,718	1,536,379
Reinvested	251,185	939,606
Redeemed	(2,701,917)	(4,333,496)

	(1,852,014)	(1,857,511)

See notes to financial statements.

14

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

GVIT Equity 500 Index Fund

		Investment Activities			Distributions						Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income(Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover
Class IV Shares
Period Ended December 31, 2000(b)	$10.00	0.09	(0.73)	(0.64)	—	—	—	$9.36	(6.40%	)(d)	$366,338	0.28%	(e)	0.99%	(e)	0.40%	(e)	0.87%	(e)	5.00%
Year Ended December 31, 2001	$9.36	0.09	(1.22)	(1.13)	(0.09)	(0.02)	(0.11)	$8.12	(12.24%	)	$324,915	0.28%		1.06%		0.53%		0.81%		6.00%
Year Ended December 31, 2002	$8.12	0.10	(1.89)	(1.79)	(0.09)	—	(0.09)	$6.24	(22.31%	)	$235,961	0.28%		1.32%		0.50%		1.10%		19.00%
Year Ended December 31, 2003(c)	$6.24	0.11	1.63	1.74	(0.13)	—	(0.13)	$7.85	28.33%		$281,115	0.28%		1.51%		0.47%		1.32%		2.41%
Year Ended December 31, 2004	$7.85	0.14	0.68	0.82	(0.22)	—	(0.22)	$8.45	10.59%		$286,933	0.28%		1.74%		0.43%		1.59%		3.10%
Six Months Ended June 30, 2005 (Unaudited)	$8.45	0.06	(0.14)	(0.08)	(0.06)	—	(0.06)	$8.31	(0.89%	)(d)	$266,692	0.28%	(e)	1.56%	(e)	0.45%	(e)	1.39%	(e)	1.52%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	For the period from February 7, 2000 (commencement of operations) through December 31, 2000.

(c)	The GVIT Equity 500 Index Fund retained the history of Market Street Equity 500 Index Fund and the existing shares of the fund were designated Class IV Shares.

(d)	Not annualized.

(e)	Annualized.

See notes to financial statements.

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, was subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the GVIT Equity 500 Index Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC-acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the

16

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s

18

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Commercial Paper	MacQuarie Bank Ltd.	$998,736	3.25%	07/01/05
Funding Agreement	GE Life and Annutiy	400,000	3.32%	07/14/05
Medium Term Note — Floating	General Electric Capital Corp.	2,000,342	3.37%	09/08/05
Medium Term Note — Floating	Northern Rock PLC	3,000,000	3.41%	09/09/05
Repurchase Agreements	Nomura Securities	6,996,581	3.48%	07/01/05

As	of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$13,084,297	$13,395,658

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$22,375,109	$30,750,209	$(72,243,268)	$(41,493,059)

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net

19

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GMF advises. SsgA Funds Management, Inc. (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $200 million	0.24%	0.21%	0.03%
Next $500 million	0.23%	0.21%	0.02%
$700 million or more	0.22%	0.20%	0.02%

Effective May 1, 2005, GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses from exceeding 0.28% for Class IV shares until at least May 1, 2006.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2005, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF would be:

Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Six Months Ended June 30, 2005
$486,617	$414,515	$223,357

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund and 0.20% of Class IV shares of the Fund.

4. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $4,124,548 and sales of $21,018,718.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

5. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

6. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting	Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

25

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

26

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

27

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

28

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

Van Kampen GVIT Multi Sector Bond Fund

Semiannual Report

| June 30, 2005

Contents

5	Statement of Investments

20	Statement of Assets and Liabilities

20	Statement of Operations

21	Statements of Changes in Net Assets

22	Financial Highlights

23	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Van Kampen GVIT Multi Sector Bond Fund

For the semiannual period ended June 30, 2005 the Van Kampen GVIT Multi Sector Bond Fund returned 1.27% (Class I at NAV) versus 1.59% for its blended benchmark, which consists of 60% Citigroup U.S. Broad Investment-Grade Bond Index, 15% Citigroup U.S. High Yield Market Index, 15% Citigroup World Government Bond Index—Unhedged and 10% J.P. Morgan Emerging Markets Bond Index. For broader comparison, the average return for the Fund’s Lipper peer category of General Bond Funds was 1.41%.

Among the larger detractors from the Fund’s performance was its overweighting relative to its blended benchmark in high-yield bonds. These securities experienced a difficult environment during the reporting period as corporate yield spreads (the added yield that compensates for additional risk) widened across the corporate credit markets. On a more positive note, the Fund benefited from having reduced exposure to the investment-grade segment of the corporate bond market, which experienced similarly unfavorable conditions during the reporting period. This beneficial positioning was driven by the low level of corporate bond spreads during much of the period.

Yield spreads were similarly uninteresting in the mortgage-backed securities market, which led to a generally underweighted position in that sector. Fortunately, those securities the Fund did hold were able to deliver performance on a par with that of the blended benchmark, even with its higher weighting.

Outside the United States, the Fund benefited from strong performance in its emerging-markets bond positions, which outperformed their index counterparts. A below-benchmark position in non-U.S. government securities also was beneficial, as the strengthening U.S. dollar was a detriment to their returns.

The Fund maintains below-benchmark interest-rate sensitivity (-1.0 year versus the blended benchmark) as U.S. Treasury rates are expected to move higher to levels more consistent with current economic growth and inflation. This approach will tend to mute the negative impact of rising interest rates, although it can potentially hamper returns during periods of declining interest rates.

PORTFOLIO MANAGERS:

Morgan Stanley Investment Management

Taxable Fixed Income Team:

W. David Armstrong

Sheila Finnerty, David S. Horowitz,

Gordon W. Loery, Abigail McKenna,

Paul F. O’Brien (lead portfolio manager)

and Robert M. Sella

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved. Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

Citigroup Broad Investment Grade Bond Index: An unmanaged, market capitalization-weighted, fixed-income index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage and investment-grade corporate securities with maturities of one year or more, and generally represents the U.S. bond market.

Citigroup High Yield Market Index: An unmanaged index that reflects the performance of below-investment-grade debt, including cash-pay and deferred-interest securities, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of developed government bond markets in 20-plus countries; includes securities with maturities of one year or more that are deemed suitable for global investors, based on quality, size, pricing and currency.

J.P. Morgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns for traded external debt instruments of emerging markets, including external-currency-denominated Brady bonds, loans, eurobonds and U.S. dollar-denominated local markets instruments.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

1

Van Kampen GVIT Multi Sector Bond Fund	Fund Performance

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Inception[2]
Class I3	1.27%	8.45%	6.85%	5.46%
*	Not Annualized.
1	Not subject to any sales charges.
2	The Fund commenced operations on October 31, 1997.
3	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Van Kampen GVIT Multi Sector Bond Fund, the Van Kampen GVIT Multi Sector Bond Composite Index (the Composite (new))(a), Citigroup US Broad Investment-Grade Bond Index (Citigroup USBIG Index)(b), Citigroup US High Yield Market Index(c), Citigroup World Government Bond Index-unhedged(d), JP Morgan Emerging Markets Bond Index(JP Morgan EMBI Global)(e), Lehman Brothers U.S. Aggregate Bond Index (LB U.S. Aggregate Bond Index (old))(f), and Consumer Price Index (CPI)(g) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Composite (new) index is a combination of Citigroup U.S. Broad Investment-Grade Bond Index (60%), Citigroup U.S. High-Yield Market Index (15%), Citigroup World Government Bond Index—unhedged (15%) and J.P. Morgan Emerging Market Bond Index (10%). Unlike mutual funds, the composite index does not include expenses. If expenses were included, the actual returns would be lower.
(b)	The Citigroup USBIG Index is designed to track the performance of bonds issued in the U.S. investment grade bond market. The USBIG Index includes institutionally traded U.S. Treasury, government-sponsored (US agency and supranational), mortgage, asset-backed, and investment-grade securities and provides a reliable and fair benchmark for an investment-grade portfolio manager.
(c)	The Citigroup U.S. High-Yield Market Index captures the performance of below-investment grade debt issued by corporations domiciled in the United States and Canada.
(d)	The Citigroup World Government Bond Index—unhedged includes the 21 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.
(e)	The J.P. Morgan EMBI Global, which currently covers 27 emerging market countries. Included in the EMBI Global are US-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities.
(f)	LB U.S. Aggregate Bond Index (old) is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(g)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2

Shareholder

Expense Example	Van Kampen GVIT Multi Sector Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

			Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Multi Sector Bond Fund
Class I	Actual		$1,000	$1,013	$5.09	1.02%
	Hypothetical	[1]	$1,000	$1,020	$5.12	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

3

Portfolio Summary

(June 30, 2005)	Van Kampen GVIT Multi Sector Bond Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Corporate Bonds	38.0%
U.S. Treasury Obligations	35.9%
Sovereign Bonds	13.5%
Cash Equivalents	8.1%
U.S. Government Agencies	5.8%
Mortgage-Backed Obligations	4.2%
Interest Only Bonds	0.5%
Warrants	0.0%
Other Investments*	4.6%
Liabilities in excess of other assets**	-10.6%

100.0%

Top Holdings***
U.S. Treasury Notes, 4.25%, 08/15/13	14.1%
U.S. Treasury Notes, 3.50%, 11/15/06	6.0%
U.S. Treasury Notes, 6.13%, 08/15/29	5.2%
U.S. Treasury Notes, 3.13%, 05/15/07	3.9%
Federal Home Loan Mortgage Discount Notes, 0.00%, 07/12/05	2.9%
Federal Home Loan Bank Discount Notes, 0.00%, 08/12/05	2.8%
U.S. Treasury Notes, 3.88%, 02/15/13	2.5%
Bundes Republic of Deutschland, 5.63%, 01/04/28	2.5%
Federal National Mortgage Association, 6.00%, 07/01/32	2.2%
U.S. Treasury Notes, 8.13%, 08/15/19	2.0%
Other Holdings	55.9%

100.0%

Top Industries
U.S. Treasury Notes	36.3%
Financial Services	8.5%
Federal National Mortgage Association	7.4%
Asset Backed Securities	3.9%
Oil & Gas	3.0%
Federal Home Loan Mortgage Discount Notes	2.9%
Federal Home Loan Bank Discount Notes	2.8%
Federal Home Loan Mortgage Corporation	2.4%
Telecommunications	2.4%
Utilities / Power Producers	2.1%
Other Industries	28.3%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

4

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS (38.0%)
Advertising (0.3%)
Advanstar Communications, Inc., 10.77%, 08/15/08	$294,750	$316,267
Interpublic Group Co., Inc., 5.40%, 11/15/09	75,000	71,328
Vertis, Inc., 13.50%, 12/07/09	85,000	63,431
WPP Finance (UK) Corp., 5.88%, 06/15/14	190,000	200,880
WPP Group, PLC, 6.00%, 06/18/08 (EUR)	120,000	159,063

		810,969

Aerospace & Defense (0.2%)
Northrop Grumman Corp., 4.08%, 11/16/06	115,000	114,668
Raytheon Co., 8.30%, 03/01/10	120,000	139,067
Systems 2001 Asset Trust, 6.66%, 09/15/13 (c)	287,232	313,266

		567,001

Airlines (0.1%)
Continental Airlines, Inc., 6.90%, 01/02/18	170,323	169,376
Continental Airlines, Inc. Series 991A, 6.65%, 03/15/19	207,202	204,463

		373,839

Asset Backed Securities (3.9%)
Asset Backed Funding Certificates, 3.39%, 03/25/35 (e)	1,087,025	1,087,099
Capital Auto Receivables Asset Trust, 3.47%, 04/15/08 (e)	1,250,000	1,250,806
GSAMP Trust, 3.40%, 04/25/35 (e)	836,202	836,261
GSAMP Trust, 3.25%, 06/25/35 (e)	1,150,000	1,150,000
Master Asset Backed Securities Trust, 3.40%, 03/25/35 (e)	912,014	912,078
Structured Asset Investment Loan Trust, 3.30%, 05/25/35 (e)	1,975,000	1,975,000

	Principal Amount	Value

CORPORATE BONDS (continued)
Asset Backed Securities (continued)
Structured Asset Investment Loan Trust, 3.40%, 06/25/35 (e)	$1,221,799	$1,221,776
Structured Asset Securities Corp., 3.39%, 05/25/35 (e)	1,638,658	1,637,260

		10,070,280

Auto Parts & Equipment (0.3%)
Arvinmeritor, Inc., 6.80%, 02/15/09	150,000	148,500
Arvinmeritor, Inc., 8.75%, 03/01/12	145,000	151,163
Commercial Vehicle Group, 8.00%, 07/01/13 (c)	40,000	40,800
Lear Corp., 8.11%, 05/15/09	105,000	108,574
TRW Automotive, Inc. Series B, 9.38%, 02/15/13	236,000	261,370

		710,407

Automotive (0.8%)
Autonation, Inc., 9.00%, 08/01/08	250,000	273,125
DaimlerChrysler NA Holdings, 7.30%, 01/15/12	125,000	139,679
Ford Motor Co., 7.45%, 07/16/31	90,000	75,133
General Motors, 7.13%, 07/15/13	115,000	102,925
General Motors Corp., 8.38%, 07/05/33 (EUR)	180,000	179,237
General Motors Corp., 8.38%, 07/15/33 (EUR)	900,000	751,501
Sonic Automotive Inc., Series B, 8.63%, 08/15/13	445,000	449,450

		1,971,050

Banking (0.8%)
Bank One Corp., 6.00%, 02/17/09	95,000	100,128
Chase Manhattan Corp., 7.00%, 11/15/09	240,000	263,986
Deutsche Bank AG, 5.13%, 01/31/13 (EUR)	80,000	108,123
JP Morgan Chase & Co., 5.35%, 03/01/07	140,000	142,798

5

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
KFW International Finance, 2.05%, 09/21/09 (JPY)	$94,000,000	$910,766
Marshall & Ilsley Bank, 3.80%, 02/08/08	605,000	600,184

		2,125,985

Brewery (0.1%)
FBG Finance Ltd., 5.13%, 06/15/15 (c)	250,000	250,978

Broadcast Media (0.1%)
Salem Communications Holding Corp., 9.00%, 07/01/11	184,000	198,260

Business Services (0.2%)
Adecco Financial Services, 6.00%, 03/15/06 (EUR)	100,000	123,886
Iron Mountain, Inc., 8.63%, 04/01/13	195,000	201,825
Iron Mountain, Inc., 7.75%, 01/15/15	220,000	221,100
Iron Mountain, Inc., 6.63%, 01/01/16	90,000	83,250

		630,061

Cable (1.0%)
Cablevision Systems Corp., 7.89%, 04/01/09 (c)	215,000	215,538
Charter Communications, LLC, 9.63%, 11/15/09	465,000	347,588
Comcast Cable Communication, Inc., 6.75%, 01/30/11	300,000	330,977
Cox Communications, Inc., 4.63%, 01/15/10	195,000	194,485
Echostar DBS Corp., 6.38%, 10/01/11	475,000	470,843
Echostar DBS Corp., 6.63%, 10/01/14	70,000	69,125
General Cable Corp., 9.50%, 11/15/10	100,000	107,000
Kabel Deutschland GMBH, 10.63%, 07/01/14 (c)	330,000	358,049
Renaissance Media Group, 10.00%, 04/15/08	120,000	118,800

	Principal Amount	Value

CORPORATE BONDS (continued)
Cable (continued)
TCI Communications, Inc., 7.88%, 02/15/26	$90,000	$112,405
Telenet Group Holdings NV, 8.63%, 06/15/14	300,000	233,250

		2,558,060

Chemicals & Plastics (1.4%)
Ashland, Inc., 7.83%, 08/15/05	200,000	200,899
Equistar Chemical, 10.13%, 09/01/08	330,000	357,225
Hexcel Corp., 6.75%, 02/01/15 (c)	215,000	215,000
Huntsman Corp., 10.13%, 07/01/09	195,000	200,606
ICI Wilmington, 4.38%, 12/01/08	115,000	114,126
IMC Global, Inc., 10.88%, Series B 06/01/08	25,000	28,125
Innophos, Inc., 8.88%, 08/15/14 (c)	320,000	326,400
ISP, Inc., 10.63%, 12/15/09	350,000	376,250
JohnsonDiversey, Inc., 9.63%, 05/15/12	180,000	182,700
Lyondell Chemicals Co., 10.50%, 06/01/13	200,000	228,750
Millennium America, Inc., 9.25%, 06/15/08	385,000	416,762
Nalco Co., 7.75%, 11/15/11	165,000	175,725
Nalco Co., 8.88%, 11/15/13	85,000	91,163
Rhodia SA, 8.88%, 06/01/11	250,000	240,625
Rockwood Specialities Group, 10.63%, 05/15/11	320,000	352,800

		3,507,156

Construction & Building Materials (0.9%)
Associated Materials, Inc., 9.34%, 03/01/14 (c)	660,000	419,100
Beazer Homes USA, 6.88%, 07/15/15 (c)	155,000	153,450
Goodman Global Holdings, 6.62%, 06/15/12 (c)	70,000	68,950
Goodman Global Holdings, 7.88%, 12/15/12 (c)	365,000	337,625
Nortek Holdings, Inc., 8.50%, 03/01/14	310,000	145,700

6

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Construction & Building Materials (continued)
Nortek, Inc., 8.50%, 09/01/14	$250,000	$232,500
Ply Gem Industries, Inc., 9.00%, 02/15/12	100,000	84,500
RMCC Acquisition Co., 9.50%, 11/01/12 (c)	240,000	229,200
Technical Olympic USA, Inc., 9.00%, 07/01/10	200,000	205,750
Technical Olympic USA, Inc., 10.38%, 07/01/12	280,000	292,600

		2,169,375

Consumer Products (0.1%)
Amscan Holdings, Inc., 8.75%, 05/01/14	135,000	123,525
Clorox Co., 3.53%, 12/14/07 (c)	210,000	210,327

		333,852

Cosmetic & Toiletries (0.0%)
Del Laboratories Inc., 8.00%, 02/01/12 (c)	50,000	43,000

Distribution & Wholesale (0.3%)
Buhrmann US, Inc., 8.25%, 07/01/14	250,000	250,000
Buhrmann US, Inc., 7.88%, 03/01/15	240,000	234,000
Nebraska Book Co., 8.63%, 03/15/12	190,000	177,175

		661,175

Diversified (0.0%)
Murrin Murrin Holdings, 0.00%, 08/31/07 (b) (f) (g) (i)	125,000	0
Tyco International Group SA, 6.13%, 04/04/07	40,000	51,332

Drugs (0.1%)
Warner Chilcott Corp., 8.75%, 02/01/15 (c)	210,000	204,225

Electronic Components (0.1%)
Sanmina-Sci Corp., 6.75%, 03/01/13	270,000	257,850

Entertainment (0.2%)
Isle Of Capri Casinos, 7.00%, 03/01/14	325,000	326,625

	Principal Amount	Value

CORPORATE BONDS (continued)
Entertainment (continued)
Marquee, Inc., 7.52%, 08/15/10 (c)	$155,000	$160,231

		486,856

Environmental Controls (0.5%)
Allied Waste North America, Inc., 8.88%, 04/01/08	375,000	393,750
Allied Waste North America, Inc., 6.38%, 04/15/11	65,000	62,400
Allied Waste North America, Inc., Series B, 8.50%, 12/01/08	200,000	209,750
Waste Management, Inc., 7.13%, 10/01/07	450,000	476,048

		1,141,948

Financial Services (8.5%)
AIG SunAmerica Global Finance, 6.30%, 05/10/11 (c)	395,000	430,508
Altria Finance Ltd., 5.63%, 06/24/08 (EUR)	90,000	116,956
American General Finance Corp., 4.63%, 05/15/09	95,000	95,486
AXA Financial, Inc., 7.75%, 08/01/10	460,000	528,937
Carrington Mortgage Loan Trust, 3.24%, 06/25/35	950,000	949,799
Caterpillar Financial Services Corp., 3.35%, 08/20/07	220,000	220,247
Caterpillar Financial Services Corp., 3.63%, 11/15/07	75,000	74,059
Chase Funding Mortgage Loan, 3.42%, 11/25/18	73,593	73,592
Chase Manhattan Auto Owner Trust, 1.45%, Series 2004-A, Class A2 10/15/06	126,511	126,325
CIT Group, Inc., 7.38%, 04/02/07	120,000	126,426
Citigroup Turkey, Inc., 0.00%, 09/28/06	220,000	231,088
Citigroup, Inc., 6.00%, 02/21/12	285,000	311,224
Citigroup, Inc., 5.63%, 08/27/12	245,000	261,692
Citigroup, Inc., 6.63%, 06/15/32	50,000	59,688

7

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VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Citigroup Mortgage Loan Trust, 3.30%, 07/25/35 (e)	$1,775,000	$1,775,000
Countrywide Home Loans, Inc., 3.25%, 05/21/08	220,000	213,612
Equifirst Mortgage Loan Trust, 3.37%, 04/25/35 (e)	1,220,344	1,220,408
Farmers Exchange Capital, 7.05%, 07/15/28 (c)	285,000	308,200
Ford Motor Credit Co., 7.38%, 10/28/09	70,000	68,403
Ford Motor Credit Co., 7.25%, 10/25/11	220,000	211,699
GE Capital Credit Card Master Note Trust, 3.27%, 06/15/10 (e)	1,350,000	1,351,170
General Electric Capital Corp., 4.25%, 12/01/10	100,000	99,627
General Electric Capital Corp., 6.75%, 03/15/32	220,000	271,477
General Motors Acceptance Corp., 6.88%, 09/15/11	490,000	452,313
General Motors Acceptance Corp., 8.00%, 11/01/31	555,000	495,250
Goldman Sachs Group, Inc., 6.60%, 01/15/12	145,000	161,155
Goldman Sachs Group, Inc., 5.25%, 10/15/13	245,000	252,816
Household Finance Corp., 6.50%, 05/05/09 (EUR)	140,000	193,031
Household Finance Corp., 8.00%, 07/15/10	250,000	288,466
John Hancock Global Funding, 7.90%, 07/02/10	155,000	180,254
JSG Funding, PLC, 10.13%, 10/01/12 (EUR)	155,000	194,219
KFW International Finance, 6.25%, 07/15/05 (AUD)	800,000	608,902
Mantis Reef, Ltd., 4.69%, 11/14/08 (c)	425,000	426,285
MBNA Corp., 3.64%, 05/05/08	460,000	462,703
MBNA Corp., 6.13%, 03/01/13	350,000	381,403
MBNA Credit Card Master Note Trust, 3.34%, 08/16/10	1,750,000	1,754,963
Nationwide Building Society, 4.25%, 02/01/10 (c)	290,000	289,278

	Principal Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Novastar Home Equity Loan, 3.43%, 06/25/35 (e)	$1,690,630	$1,690,880
Park Place Securities, Inc., 3.39%, 06/25/35 (e)	1,329,504	1,328,925
Prudential Holdings, LLC, 7.25%, 12/18/23 (c)	150,000	185,912
Refco Finance Holdings, 9.00%, 08/01/12	250,000	265,000
Residential Capital Corp., 6.38%, 06/30/10 (c)	275,000	276,323
Saxon Asset Securities Trust, 3.40%, 05/25/35 (e)	1,552,064	1,552,036
SLM Corp., 4.00%, 01/15/10	240,000	237,083
UCAR Finance, Inc., 10.25%, 02/15/12	200,000	210,500
Washington Mutual, Inc., 8.25%, 04/01/10	500,000	574,240
Wells Fargo Financial Auto Owner Trust Series 2004-A, 1.47%, Series 2004-A, Class A2 03/15/07	80,183	80,085

		21,667,645

Food Products & Services (0.6%)
Albertson’s, Inc., 7.45%, 08/01/29	295,000	335,928
Kraft Foods, Inc., 5.63%, 11/01/11	325,000	344,767
Michael Foods, 8.00%, 11/15/13	120,000	122,100
Pilgrim’s Pride Corp., 9.63%, 09/15/11	360,000	393,300
Pilgrim’s Pride Corp., 9.25%, 11/15/13	95,000	105,450
Smithfield Foods, Inc., 8.00%, 10/15/09	90,000	97,200

		1,398,745

Forestry (0.1%)
Tembec Industries, Inc., 8.50%, 02/01/11	225,000	173,812
Weyerhaeuser Co., 6.00%, 08/01/06	55,000	55,980

		229,792

8

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Health Care & Health Care Services (0.7%)
Aetna, Inc., 7.88%, 03/01/11	$355,000	$414,374
Community Health Systems, 6.50%, 12/15/12	185,000	188,238
Davita, Inc., 6.63%, 03/15/13 (c)	145,000	149,713
HCA, Inc., 6.30%, 10/01/12	300,000	307,945
HCA, Inc., 7.58%, 09/15/25	175,000	184,512
Health Net, Inc., 9.88%, 04/15/11	295,000	350,938
National Nephrology Association, 9.00%, 11/01/11 (c)	40,000	44,900
Tenet Healthcare Corp., 6.88%, 11/15/31	185,000	155,400

		1,796,020

Hotels & Casinos (0.9%)
Harrah’s Operating Co., Inc., 5.63%, 06/01/15 (c)	135,000	137,504
HMH Properties, Inc., Series B, 7.88%, 08/01/08	63,000	63,945
Hyatt Equities, LLC, 6.88%, 06/15/07 (c)	130,000	134,145
MGM Mirage, Inc., 6.00%, 10/01/09	300,000	301,500
MGM Mirage, Inc., 8.50%, 09/15/10	190,000	210,900
MGM Mirage, Inc., 6.75%, 09/01/12	560,000	576,800
Starwood Hotels & Resorts, 7.38%, 05/01/07	150,000	156,750
Starwood Hotels & Resorts, 7.88%, 05/01/12	210,000	236,775
Station Casinos, Inc., 6.00%, 04/01/12	340,000	345,100

		2,163,419

Insurance (0.9%)
Farmers Insurance Exchange, 8.63%, 05/01/24 (c)	250,000	310,348
Hartford Financial Services Group, 2.38%, 06/01/06	40,000	39,285
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33	660,000	629,076
Munich Re Finance BV, 6.75%, 06/21/23 (EUR)	130,000	187,965

	Principal Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Specialty Underwriting & Residential Finance, 3.19%, 12/25/35 (e)	$961,963	$961,946
St. Paul Travelers, 5.01%, 08/16/07	240,000	242,992

		2,371,612

Internet (0.0%)
Exodus Communications, Inc., 0.00%, 07/15/10 (f) (g) (h) (i)	126,186	0
Rhythms Netconnections, 0.00%, 02/15/10 (f) (g) (h) (i)	366,692	0

Machinery, Construction & Mining (0.2%)
Flowserve Corp., 12.25%, 08/15/10	129,000	139,320
Manitowoc Co., Inc., 10.50%, 08/01/12	214,000	241,820

		381,140

Manufacturing (0.7%)
Amsted Industries, Inc., 10.25%, 10/15/11 (c)	310,000	334,800
Interface, Inc., 7.30%, 04/01/08	55,000	56,100
Interface, Inc., 10.38%, 02/01/10	60,000	66,000
Interface, Inc., 9.50%, 02/01/14	225,000	229,500
Koppers, Inc., 9.88%, 10/15/13	70,000	75,600
Levi Strauss & Co., 7.73%, 04/01/12	360,000	340,200
NMHG Holding Co., 10.00%, 05/15/09	200,000	210,000
Propex Fabrics, Inc., 10.00%, 12/01/12	215,000	204,250
TriMas Corp., 9.88%, 06/15/12	200,000	168,000

		1,684,450

Medical Instruments (0.3%)
Fisher Scientific International, 6.75%, 08/15/14	365,000	381,425
Fresenius Medical Cap TR II, 7.88%, 02/01/08	350,000	365,750

		747,175

9

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Medical Products (0.1%)
VWR International, Inc., 6.88%, 04/15/12	$95,000	$93,575
VWR International, Inc., 8.00%, 04/15/14	120,000	114,300

		207,875

Metals (0.2%)
Novelis, Inc., 7.25%, 02/15/15	380,000	381,425

Multimedia (0.1%)
AOL Time Warner, Inc., 6.63%, 05/15/29	220,000	245,138
AOL Time Warner, Inc., 7.63%, 04/15/31	105,000	131,133

		376,271

Oil & Gas (3.0%)
Chesapeake Energy Corp., 7.50%, 09/15/13	240,000	259,800
Chesapeake Energy Corp., 6.63%, 01/15/16 (c)	230,000	237,475
Citgo Petroleum Corp., 6.00%, 10/15/11	255,000	254,363
Consolidated Natural Gas Co., Series A, 5.00%, 03/01/14	165,000	167,374
El Paso Production Holdings, 7.75%, 06/01/13	480,000	512,400
Empresa Nacional del Petroleo, 6.75%, 11/15/12 (c)	230,000	255,344
Empresa Nacional del Petroleo, 6.75%, 11/15/12	180,000	199,314
Gazprom Capital, 8.625%, 04/28/2034	390,000	485,940
Hanover Compressor Co., 8.63%, 12/15/10 (c)	10,000	10,575
Hanover Equipment Trust, Series A, 8.50%, 09/01/08	285,000	296,400
Hilcorp Energy, 10.50%, 09/01/10 (c)	315,000	348,075
Husky Oil Ltd., 8.90%, 08/15/28	525,000	580,552
Kerr-McGee Corp., 7.88%, 09/15/31	285,000	324,532
Magnum Hunter Resources, 9.60%, 03/15/12	29,000	32,190
Pemex Project Funding Master Trust, 6.63%, 04/04/10	250,000	342,736

	Principal Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Pemex Project Funding Master Trust, 4.71%, 06/15/10 (c) (e)	$570,000	$587,955
Pemex Project Funding Master Trust, 9.50%, 09/15/27	110,000	142,802
Pemex Project Funding Master Trust, 9.50%, 09/15/27	30,000	38,700
Petro Shopping Centre, 9.00%, 02/15/12	320,000	321,600
Petroleos Mexicanos, 8.63%, 12/01/23	250,000	303,750
Petroleos Mexicanos, 9.50%, 09/15/27	580,000	756,899
Plains Exploration & Company, 7.13%, 06/15/14	95,000	101,650
RAS Laffan Liquid Natural Gas, 8.29%, 03/15/14 (c)	220,000	261,888
Sempra Energy, 4.62%, 05/17/07	155,000	155,732
Tesoro Petroleum Corp., 9.63%, 04/01/12	310,000	342,938
Vintage Petroleum, Inc., 7.88%, 05/15/11 (c)	445,000	469,475

		7,790,459

Packaging & Containers (0.6%)
Graham Packaging Co., 8.50%, 10/15/12 (c)	120,000	121,200
Graham Packaging Co., 9.88%, 10/15/14	220,000	220,550
Graphic Packaging International, 9.50%, 08/15/13	250,000	251,875
Huntsman Packaging Corp., 13.00%, 06/01/10	270,000	218,700
Owens-Illinois, Inc., 7.50%, 05/15/10	325,000	341,250
Sealed Air Corp., 5.63%, 07/15/13 (c)	390,000	400,756

		1,554,331

Paper & Forest Products (0.9%)
Abitibi-Consolidated, Inc., 8.55%, 08/01/10	455,000	474,337
Abitibi-Consolidated, Inc., 8.85%, 08/01/30	125,000	119,688
Bowater, Inc., 7.95%, 11/15/11	300,000	317,625
Georgia-Pacific Corp., 8.88%, 02/01/10	360,000	408,600

10

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Paper & Forest Products (continued)
Pindo Deli Financial Mauritius, 0.00%, 10/01/07 (b) (f)	$1,520,000	$471,200
Tjiwi Kimia Finance Mauritius, 0.00%, 08/01/05 (b) (f)	395,000	158,000
Tjiwi Kimia International BV, 0.00%, 08/01/49 (b) (f)	610,000	237,900

		2,187,350

Pharmacy Services (0.2%)
Amerisourcebergen Corp., 8.13%, 09/01/08	520,000	564,200

Pipelines (0.7%)
Consolidated Natural Gas, 5.00%, 12/01/14	310,000	313,603
Dynegy Holdings, Inc., 9.88%, 07/15/10 (c)	450,000	497,249
Pacific Energy Partners, 7.13%, 06/15/14	150,000	156,188
Panhandle Eastern Pipelines Series B, 2.75%, 03/15/07	85,000	82,782
Southern Natural Gas Co., 8.88%, 03/15/10	185,000	202,932
Texas Eastern Transmission, 7.00%, 07/15/32 (c)	85,000	103,937
The Williams Cos., Inc., 7.88%, 09/01/21	255,000	290,063

		1,646,754

Printing & Publishing (0.4%)
Dex Media East, LLC, 12.13%, 11/15/12	104,000	124,540
Dex Media West/Finance Series B, 9.88%, 08/15/13	75,000	85,500
Houghton Mifflin Co., 8.25%, 02/01/11	40,000	41,500
Houghton Mifflin Co., 9.88%, 02/01/13	170,000	181,475
Houghton Mifflin Co., 11.50%, 10/15/13	355,000	259,150
Primedia, Inc., 8.88%, 05/15/11	255,000	267,112
VNU NV, 6.63%, 05/30/07	100,000	130,386

		1,089,663

Real Estate (0.4%)
Brascan Corp., 7.13%, 06/15/12	105,000	118,117

	Principal Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
EOP Operating, LP, 4.75%, 03/15/14	$280,000	$274,513
World Financial, 6.91%, 09/01/13 (c)	593,025	642,562

		1,035,192

Real Estate Investment Trust (0.1%)
Host Marriott LP, 6.38%, 03/15/15 (c)	235,000	232,650
Reckson Operating Partnership, 5.15%, 01/15/11	110,000	111,625

		344,275

Rental Auto & Equipment (0.1%)
Hertz Corp., 7.63%, 08/15/07	265,000	269,575

Retail (0.8%)
Brown Shoe Company, Inc., 8.75%, 05/01/12 (c)	140,000	145,950
Delhaize America, Inc., 8.13%, 04/15/11	215,000	241,141
General Nutrition Center, 8.50%, 12/01/10	275,000	220,000
JC Penney Co., Inc., 7.40%, 04/01/37	195,000	210,600
Jean Coutu Group PJC, Inc., 7.63%, 08/01/12	60,000	61,950
Jean Coutu Group PJC, Inc., 8.50%, Callable 08/01/14	450,000	444,375
Rayovac Corp., 8.50%, 10/01/13 (c)	310,000	323,950
Rayovac Corp., 7.38%, 02/01/15	170,000	164,475
Rite Aid Corp., 8.13%, 05/01/10	55,000	56,650
Safeway, Inc., 7.25%, 02/01/31	110,000	127,376

		1,996,467

Seismic Data Collection (0.0%)
Cie Gener De Geophysique, 7.50%, 05/15/15 (c)	40,000	41,700

Special Purpose Entity (0.7%)
Aries Vermogenswaltung, 9.60%, 10/25/14	500,000	647,300
CanWest Media, Inc., 8.00%, 09/15/12	400,000	421,000
Innophos Investments, 11.27%, 02/15/15 (c)	135,000	124,200

11

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Special Purpose Entity (continued)
K&F Acquisition, Inc., 7.75%, 11/15/14	$370,000	$378,325
Medcath Holdings Corp., 9.88%, 07/15/12	210,000	234,675

		1,805,500

Steel Manufacturing & Products (0.1%)
United States Steel Corp., 9.75%, 05/15/10	147,000	158,760

Telecommunications (2.4%)
American Tower Corp., 7.50%, 05/01/12	275,000	293,563
American Tower Corp., 7.13%, 10/15/12	100,000	105,750
AT&T Corp., 6.50%, 11/21/06	100,000	128,296
AT&T Corp., 9.75%, 11/15/31	295,000	383,869
AT&T Wireless Services, Inc., 8.75%, 03/01/31	115,000	161,188
Axtel SA, 11.00%, 12/15/13	285,000	310,650
Corning, Inc., 6.25%, 02/18/10 (EUR)	60,000	80,266
Deutsche Telekom, 8.75%, 06/15/30	40,000	54,159
Deutsche Telekom International Finance, 8.13%, 05/29/12 (EUR)	160,000	251,083
France Telecom, 8.75%, 03/01/31	85,000	118,508
France Telecom SA, 8.13%, 01/28/33	90,000	168,123
Intelsat Bermuda Ltd., 7.79%, 01/15/12 (c)	190,000	193,325
Nextlink Communications, Inc., 0.00%, 06/01/09 (f) (g) (i)	350,000	0
Nextlink Communications, Inc., 0.00%, 06/01/09 (f) (g) (i)	500,000	0
Nortel Networks Corp., 4.25%, 09/01/08	190,000	177,175
Nortel Networks Ltd., 6.13%, 02/15/06	215,000	216,344
Panamsat Corp., 9.00%, 08/15/14	146,000	159,323
Panamsat Holding Corp., 10.375% 11/01/14 (c)	175,000	120,313
Qwest Communications International, 6.77%, 02/15/09 (c)	475,000	466,687

	Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Qwest Corp., 5.63%, 11/15/08	$45,000	$44,213
Qwest Services Corp., 13.50%, 12/15/10	350,000	404,249
Qwest Services Corp., 14.00%, 12/15/14	105,000	127,313
Rogers Wireless Inc., 7.50%, 03/15/15	165,000	179,438
Rural Cellular Corp., 7.91%, 03/15/10	450,000	463,499
Satelites Mexicanos SA de CV, 10.13%, 11/01/04	212,000	112,360
SBA Communications Corp., 8.50%, 12/01/12	175,000	188,563
SBA Telecommunications, 7.67%, 12/15/11	330,000	303,600
Sprint Capital Corp., 8.38%, 03/15/12	150,000	180,423
Sprint Capital Corp., 8.75%, 03/15/32	40,000	55,644
Telecom Italia Capital, 4.00%, 11/15/08 (c)	110,000	108,339
Telecom Italia Capital, 4.00%, 01/15/10	195,000	189,476
Ubiquitel Operating Co., 9.88%, 03/01/11 (c)	220,000	241,450
Verizon New England, 6.50%, 09/15/11	10,000	10,876

		5,998,065

Textiles (0.1%)
Mohawk Industries, Inc., Series D, 7.20%, 04/15/12	125,000	142,866
Oxford Industries, Inc., 8.88%, 06/01/11	100,000	107,000
Tempur-Pedic, Inc., 10.25%, 08/15/10	71,000	78,100

		327,966

Tobacco (0.1%)
Altria Group, Inc., 7.00%, 11/04/13	65,000	72,741
Altria Group, Inc., 7.75%, 01/15/27	125,000	150,105

		222,846

12

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Transportation Services (0.6%)
Burlington North Santa Fe, 4.58%, 01/15/21	$110,000	$110,913
CHC Helicopter Corp., 7.38%, 05/01/14	255,000	254,363
CHC Helicopter Corp., 7.38%, 05/01/14 (c)	95,000	94,763
CSX Corp., 2.75%, 02/15/06	70,000	69,516
Fedex Corp, 2.65%, 04/01/07	110,000	107,134
Laidlaw International, Inc., 10.75%, 06/15/11	275,000	322,211
Norfolk Southern Corp., 7.35%, 05/15/07	115,000	121,382
Union Pacific Corp., 6.79%, 11/09/07	100,000	105,821
Union Pacific Corp., 6.63%, 02/01/08	180,000	190,201
Union Pacific Corp., 6.65%, 01/15/11	130,000	144,623

		1,520,927

Utilities & Power Producers (2.1%)
AES Corp., 9.38%, 09/15/10	53,000	60,023
AES Corp., 7.75%, 03/01/14 (c)	95,000	103,075
AES Corp., 9.00%, 05/15/15 (c)	305,000	342,363
Allegheny Energy, Inc., 7.75%, 08/01/05	200,000	200,600
Arizona Public Service Co., 5.80%, 06/30/14	200,000	214,847
CC Funding Trust I, 6.90%, 02/16/07	160,000	166,654
Cincinnati Gas & Electric Co., 5.70%, 09/15/12	65,000	69,479
CMS Energy Corp., 7.50%, 01/15/09	150,000	157,875
CMS Energy Corp., 8.50%, 04/15/11	455,000	507,325
Detroit Edison Co., 6.13%, 10/01/10	85,000	91,735
Detroit Edison Co., 4.80%, 02/15/15	125,000	125,721
Entergy Gulf States, 3.60%, 06/01/08	65,000	63,631
Entergy Gulf States, 3.73%, 12/01/09	105,000	105,221
Exelon Corp., 6.75%, 05/01/11	210,000	233,212

	Principal Amount	Value

CORPORATE BONDS (continued)
Utilities & Power Producers (continued)
Foundation PA Coal Co., 7.25%, 08/01/14	$50,000	$52,500
Monongahela Power Co., 5.00%, 10/01/06	170,000	171,376
MSW Energy Holdings, 7.38%, 09/01/10	185,000	189,625
MSW Energy Holdings, 8.50%, 09/01/10	45,000	47,588
National Grid Transco, PLC, 5.00%, 07/02/18	110,000	145,840
Nevada Power Co., 9.00%, 08/15/13	415,000	466,875
NiSource Finance Corp., 7.63%, 11/15/05	155,000	157,033
Nisource Finance Corp., 3.85%, 11/23/09	120,000	120,445
Pacific Gas & Electric, 6.05%, 03/01/34	160,000	176,334
PSEG Energy Holdings, 7.75%, 04/16/07	220,000	227,150
Reliant Energy, Inc., 6.75%, 12/15/14	265,000	259,038
RWE Finance BV, 5.50%, 10/26/07	9,000	11,669
TNP Enterprises, Inc., 10.25%, 04/01/10	370,000	389,610
TXU Corp., 4.81%, 11/15/14	300,000	304,830
TXU Corp. Series J, 6.38%, 06/15/06	65,000	66,100
Wisconsin Electric Power Co., 3.50%, 12/01/07	110,000	108,291

		5,336,065

Total Corporate Bonds		96,419,323

U.S. TREASURY OBLIGATIONS (35.9%)
U.S. Treasury Bonds (0.7%)
6.38%, 08/15/27	1,300,000	1,685,480

U.S. Treasury Notes (35.2%)
3.50%, 11/15/06	15,200,000	15,182,778
3.13%, 05/15/07	10,000,000	9,905,470
3.88%, 02/15/13	6,375,000	6,382,720
4.25%, 08/15/13	34,825,000	35,695,625
8.13%, 08/15/19	3,625,000	5,136,737

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.00%, 02/15/25	$7,000,000	$2,985,633
7.63%, 02/15/25	500,000	720,352
6.13%, 08/15/29	10,350,000	13,215,253

		89,224,568

Total U.S. Treasury Obligations		90,910,048

SOVEREIGN BONDS (13.5%)
Argentina (0.2%)
Republic of Argentina, 0.00%, 04/10/05 (b)	390,000	113,100
Republic of Argentina, 11.38%, 04/07/09 (b)	695,000	201,550
Republic of Argentina, 11.38%, 03/15/10 (b)	140,000	40,600
Republic of Argentina, 11.75%, 06/15/15 (b)	50,000	14,750
Republic of Argentina, 11.38%, 01/30/17 (b)	95,000	27,550
Republic of Argentina, 12.00%, 02/01/20 (b)	20,000	5,800
Republic Of Argentina, 8.28%, 12/31/33 (b)	106,605	98,077
Republic of Argentina, 12.13%, 05/21/05 (b)	220,000	78,100

		579,527

Brazil (1.7%)
Federal Republic of Brazil, 14.50%, 10/15/09	520,000	676,000
Federal Republic of Brazil, 10.50%, 07/14/14	570,000	674,025
Federal Republic of Brazil, 8.88%, 10/14/19	956,000	1,013,360
Federal Republic of Brazil, 4.25%, 04/15/24	450,000	424,710
Federal Republic of Brazil, 6.00%, 04/15/24	200,000	192,440
Federal Republic of Brazil, 8.88%, 04/15/24 (e)	470,000	487,860
Federal Republic of Brazil, 11.00%, 08/17/40	70,000	84,210
Federal Republic of Brazil C-Bond, 8.00%, 04/15/14	749,398	767,608

		4,320,213

	Principal Amount	Value

SOVEREIGN BONDS (continued)
Bulgaria (0.2%)
Republic of Bulgaria, 8.25%, 01/15/15 (c)	$210,000	$264,411
Republic of Bulgaria, 8.25%, 01/15/15	99,000	124,369

		388,780

Canada (0.2%)
Canadian Government, 5.25%, 06/01/12 (CAD)	700,000	627,937

Columbia (0.1%)
Republic of Columbia, 9.75%, 04/09/11	148,822	169,954
Republic of Columbia, 11.75%, 02/25/20	90,000	118,350
Republic of Columbia, 10.38%, 01/28/33	70,000	83,475

		371,779

Germany (2.5%)
Bundes Republic of Deutschland, 5.63%, 01/04/28	3,820,000	6,025,589

Italy (0.1%)
Buoni Poliennali Del Tesson, 5.25%, 11/01/29 (EUR)	120,000	176,158

Ivory Coast (0.0%)
Ivory Coast, 0.00%, 03/29/18 (b)	285,000	52,725

Japan (0.2%)
Japanese Government, 0.80%, 03/20/13 (JPY)	50,000,000	450,089

Malaysia (0.4%)
Malaysia, 8.75%, 06/01/09	690,000	799,947
Malaysia, 7.50%, 07/15/11	150,000	173,656

		973,603

Mexico (1.3%)
United Mexican States, 10.38%, 02/17/09	520,000	620,360
United Mexican States, 8.38%, 01/14/11	1,130,000	1,315,320
United Mexican States, 8.13%, 12/30/19	610,000	748,775
United Mexican States, 11.50%, 05/15/26	238,000	381,990

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

SOVEREIGN BONDS (continued)
Mexico (continued)
United Mexican States, 8.30%, 08/15/31	$240,000	$298,800

		3,365,245

Nigeria (0.2%)
Central Bank Of Nigeria, 6.25%, 11/15/20	500,000	492,500

Panama (0.3%)
Republic of Panama, 9.63%, 02/08/11	150,000	177,750
Republic of Panama, 10.75%, 05/15/20	90,000	121,950
Republic of Panama, 8.88%, 09/30/27	300,000	357,750
Republic of Panama, 9.38%, 04/01/29	140,000	173,250

		830,700

Peru (0.2%)
Republic of Peru, 9.88%, 02/06/15	335,000	414,563
Republic of Peru, 8.38%, 05/03/16	180,000	202,050

		616,613

Philippines (0.8%)
Republic of Philippines, 8.88%, 03/17/15	1,220,000	1,271,850
Republic of Philippines, 10.63%, 03/16/25	220,000	246,125
Republic of Philippines, 9.50%, 02/02/30	390,000	397,995

		1,915,970

Qatar (0.1%)
State of Qatar, 9.75%, 06/15/30	170,000	264,384

Russia (1.4%)
Russian Federation, 8.25%, 03/31/10	390,000	425,451
Russian Federation, 11.00%, 07/24/18	621,000	926,346
Russian Federation, 12.75%, 06/24/28	910,000	1,645,825
Russian Federation, 5.00%, 03/31/30	451,948	504,555

		3,502,177

	Principal Amount	Value

SOVEREIGN BONDS (continued)
Spain (1.4%)
Bonos Y Oblig Del Estado, 5.15%, 07/30/09 (EUR)	$2,250,000	$3,012,929
Bonos Y Oblig Del Estado, 6.15%, 01/31/13 (EUR)	330,000	487,322

		3,500,251

Sweden (0.2%)
Swedish Government, 5.00%, 01/28/09 (SEK)	4,500,000	632,271

Tunisia (0.0%)
Banque Cent De Tunisie, 7.38%, 04/25/12	110,000	126,500

Turkey (0.7%)
Republic of Turkey, 0.00%, 02/23/06 (c)	19,000	26,537
Republic of Turkey, 0.00%, 02/23/06 (c)	280,000	404,964
Republic of Turkey, 0.00%, 02/23/06 (c)	300,000	409,620
Republic of Turkey, 11.50%, 01/23/12	550,000	702,625
Republic of Turkey, 11.00%, 01/14/13	120,000	151,500

		1,695,246

United Kingdom (0.9%)
United Kingdom Treasury, 8.50%, 12/07/05 (BPS)	1,250,000	2,280,413

Venezuela (0.4%)
Republic of Venezuela, 10.75%, 09/19/13	240,000	280,920
Republic of Venezuela, 8.50%, 10/08/14	270,000	280,395
Republic of Venezuela, 9.38%, 01/13/34	340,000	356,150

		917,465

Total Sovereign Bonds		34,106,135

U.S. GOVERNMENT AGENCIES (5.8%)
Federal Home Loan Mortgage Corporation (1.5%)
5.13%, 11/07/13	990,000	993,770
5.50%, 07/01/18 TBA	2,700,000	2,770,032
IOETTE, Series 1103, Class N, 1156.50%, 06/15/21	20	40

		3,763,842

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association (4.3%)
4.50%, 07/01/18 TBA (d)	$2,150,000	$2,139,921
5.00%, 07/01/18 TBA (d)	3,200,000	3,235,002
6.00%, 07/01/32 TBA (d)	5,350,000	5,483,750

		10,858,673

Total U.S. Government Agencies		14,622,515

MORTGAGE BACKED OBLIGATIONS (4.2%)
Federal Home Loan Mortgage Corporation (0.7%)
Gold, Pool # C00712, 6.50%, 02/01/29	48,923	50,834
Gold, Pool # C01104, 8.00%, 12/01/30	68,128	73,365
Gold, Pool # C01132, 8.00%, 01/01/31	65,137	70,143
Gold, Pool # C01150, 8.00%, 02/01/31	49,007	52,774
Gold, Pool # C29808, 8.00%, 08/01/29	36,468	39,292
Gold, Pool # C37329, 8.00%, 03/01/30	3,319	3,574
Gold, Pool # C39060, 8.00%, 06/01/30	4,321	4,653
Gold, Pool # C41333, 7.50%, 08/01/30	32,376	34,667
Gold, Pool # C41531, 8.00%, 08/01/30	22,035	23,729
Gold, Pool # C42327, 8.00%, 09/01/30	2,560	2,757
Gold, Pool # C44964, 7.50%, 11/01/30	73,900	79,129
Gold, Pool # C46763, 8.00%, 01/01/31	4,802	5,174
Gold, Pool # C46946, 8.00%, 01/01/31	19,252	20,732
Gold, Pool # C48997, 8.00%, 03/01/31	128,814	138,715
Gold, Pool # C49587, 8.00%, 03/01/31	96,454	103,869
Gold, Pool # C50477, 8.00%, 04/01/31	43,982	47,363
Gold, Pool # C53381, 8.00%, 06/01/31	6,559	7,063
Gold, Pool # C53597, 8.00%, 06/01/31	155,860	167,842

	Principal Amount	Value

MORTGAGE BACKED OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (continued)
Gold, Pool # C53657, 8.00%, 06/01/31	$50,492	$54,374
Gold, Pool # C60019, 7.50%, 11/01/31	14,559	15,589
Gold, Pool # C67851, 7.50%, 06/01/32	244,124	261,399
Gold, Pool # C69951, 6.50%, 08/01/32	156,633	162,394
Gold, Pool # C90381, 7.50%, 11/01/20	2,343	2,510
Pool # 170271, 12.00%, 08/01/15	408,156	451,055

		1,872,996

Federal National Mortgage Association (2.8%)
Pool # 251752, 6.50%, 06/01/28	198,760	206,405
Pool # 252009, 6.50%, 07/01/28	463,379	481,202
Pool # 253113, 7.50%, 03/01/30	34,307	36,682
Pool # 253673, 7.50%, 03/01/31	52,978	56,609
Pool # 253674, 8.00%, 03/01/31	3,924	4,220
Pool # 254695, 6.50%, 04/01/33	494,921	512,515
Pool # 323591, 6.50%, 03/01/29	331,476	344,225
Pool # 346286, 6.50%, 05/01/26	108,950	113,175
Pool # 370191, 6.50%, 01/01/27	6,295	6,539
Pool # 415967, 6.50%, 10/01/28	189,898	197,202
Pool # 457953, 6.50%, 01/01/29	160,954	167,145
Pool # 482616, 6.50%, 02/01/29	302,234	313,876
Pool # 50946, 6.50%, 12/01/23	36,955	38,464
Pool # 511954, 7.50%, 10/01/29	31,932	34,139
Pool # 515828, 8.00%, 10/01/29	42,220	45,430

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

MORTGAGE BACKED OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
Pool # 517874, 7.50%, 02/01/30	$55,211	$58,995
Pool # 519145, 7.50%, 10/01/29	33,914	36,257
Pool # 523284, 7.50%, 11/01/29	9,130	9,760
Pool # 527589, 7.50%, 01/01/30	13,930	14,893
Pool # 535399, 8.00%, 07/01/30	54,899	59,044
Pool # 535533, 8.00%, 10/01/30	207,277	222,927
Pool # 540017, 8.00%, 05/01/30	6,184	6,650
Pool # 540091, 7.50%, 06/01/30	27,791	29,696
Pool # 545239, 8.00%, 09/01/31	81,654	87,819
Pool # 545551, 8.00%, 04/01/32	48,233	51,875
Pool # 545604, 8.00%, 09/01/31	28,795	30,984
Pool # 545759, 6.50%, 07/01/32	309,199	320,529
Pool # 545762, 6.50%, 07/01/32	1,407,018	1,458,574
Pool # 555533, 6.50%, 04/01/33	147,573	153,076
Pool # 555571, 6.50%, 03/01/33	268,713	278,559
Pool # 564363, 8.00%, 01/01/31	6,342	6,821
Pool # 564993, 7.50%, 03/01/31	43,243	46,207
Pool # 576112, 7.00%, 05/01/31	5,988	6,316
Pool # 577304, 7.50%, 04/01/31	20,058	21,432
Pool # 577407, 7.50%, 07/01/31	67,322	71,935
Pool # 606566, 7.50%, 10/01/31	74,502	79,607
Pool # 613017, 8.00%, 03/01/31	3,823	4,113

	Principal Amount	Value

MORTGAGE BACKED OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
Pool # 630601, 7.00%, 05/01/32	$309,616	$326,597
Pool # 642656, 7.00%, 07/01/32	151,985	160,321
Pool # 656557, 6.50%, 01/01/33	34,017	35,263
Pool # 666097, 7.00%, 10/01/32	190,709	201,168
Pool # 667591, 6.50%, 10/01/32	445,203	461,516
Pool # 741875, 6.50%, 09/01/33	47,805	49,504
Pool # 766095, 6.50%, 02/01/34	260,571	269,834

		7,118,100

Government National Mortgage Association (0.7%)
Pool # 780141, 10.00%, 12/15/20	269,545	304,885
Pool # 780349, 10.00%, 09/15/21	329,671	372,485
Pool # 780378, 11.00%, 01/15/19	324,208	359,880
Pool # 780699, 9.50%, 12/15/17	296,886	327,523
Pool # 780709, 11.00%, 01/15/21	349,217	387,306

		1,752,079

Total Mortgage-Backed Obligations		10,743,175

INTEREST ONLY BONDS (0.5%)
Federal Home Loan Mortgage Corporation (0.2%)
3.75%, 06/17/27	2,718,781	168,502
6.00%, 04/15/32	1,713,026	193,625
7.00%, 07/15/33	748,483	123,896

		486,023

Federal National Mortgage Association (0.3%)
5.50%, 05/25/27	1,461,301	93,130
6.00%, 08/25/32	617,904	62,915
6.00%, 05/25/33	670,293	107,379
6.50%, 05/25/33	633,219	111,339
6.50%, 05/25/33	1,560,596	256,711
6.00%, 06/25/33	675,796	106,552
6.50%, 06/25/33	631,971	111,763

		849,789

Total Interest Only Bonds		1,335,812

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Principal Amount	Value

WARRANTS (0.0%)
Foreign Government (0.0%)
Republic of Venezuela, 04/15/20	$1,150	$0

Total Warrants		0

CASH EQUIVALENTS (8.1%)
Cash Sweep (1.0%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.49%, dated 06/30/05, due 07/01/05, repurchase price $2,528,173)	2,527,928	2,527,928

Federal Home Loan Bank Discount Notes (2.8%)
0.00%, 08/12/05	7,000,000	6,973,379

Federal Home Loan Mortgage Discount Notes (2.9%)
0.00%, 07/12/05	7,500,000	7,492,687

US Treasury Bills (0.3%)
0.00%, 07/14/05	700,000	699,282

US Treasury Notes (1.1%)
0.00%, 02/15/27	7,000,000	2,743,069

Total Cash Equivalents		20,436,345

	Principal Amount	Value

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (4.6%)
Pool of short-term securities for Gartmore Variable Trust Funds — note 2 (Securities Lending)	$11,753,471	$11,753,471

Total Short-Term Securities Held as Collateral for Securities Lending		11,753,471

Total Investments (Cost $269,301,515) (a) — 110.6%		280,326,824
Liabilities in excess of other assets — (10.6%)		(26,986,182)

NET ASSETS — 100.0%		$253,340,642

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(d)	Mortgage Dollar Rolls.

(e)	Variable Rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on June 30, 2005.

(f)	Security in default.

(g)	Fair Valued Security.

(h)	Security has filed for bankruptcy protection.

(i)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(AUD)	Principal amount denominated in Australian Dollar.

(BPS)	Principal amount denominated in British Pound.

(CAD)	Principal amount denominated in Canadian Dollar.

(EUR)	Principal amount denominated in Euro.

(JPY)	Principal amount denominated in Japanese Yen.

(SEK)	Principal amount denominated in Swedish Krone.

C-Bond	Capitalization Bond.

TBA	To Be Announced

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

At June 30, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contract:
Australian Dollar	08/23/05	$(527,765)	$(530,939)	$(3,174)
British Pound	09/23/05	(744,560)	(732,994)	11,566
Euro	07/26/05	(5,360,160)	(4,957,097)	403,063
Swedish Krone	09/21/05	(399,734)	(385,912)	13,822
Total Short Contracts		$(7,032,219)	$(6,606,942)	$425,277
Long Contracts:
Euro	07/26/05	$614,722	$581,663	$(36,058)
Japanese Yen	08/10/05	12,777,585	12,024,476	(753,110)
Japanese Yen	08/10/05	6,830,667	6,428,748	(401,919)
Japanese Yen	08/10/05	746,965	724,366	(22,599)
Total Long Contracts		$20,969,939	$19,759,253	$(1,210,686)

At June 30, 2005, the Fund’s open futures contracts were as follows:

Number of Contracts	Contracts	Expiration	Market Value Covered by Contracts	Appreciation (Depreciation)
Long Contracts:
77	U.S. 10 yr Note Future	08/23/2005	$8,737,094	$103,163
2	JGB 10 yr Bond Future	08/23/2005	282,400,000	1,554,000
Total Long Contracts			$291,137,094	$1,657,163

Number of Contracts	Contracts	Expiration	Market Value Covered by Contracts	Appreciation (Depreciation)
Short Contracts:
505	U.S. 5 yr Note Future	08/23/2005	$(54,989,766)	$(84,047)
390	U.S. 2 yr Note Future	08/23/2005	(80,998,125)	51,118
97	U.S. Bond Futures	08/23/2005	(11,518,750)	(190,916)
12	Euro Bond Future	08/23/2005	(1,482,000)	(135,285)
Total Short Contracts			$(148,988,641)	$(359,130)

See notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $266,773,587)	$277,798,896
Repurchase agreements, at cost and value	2,527,928

Total Investments	280,326,824

Cash	434,750
Interest and dividends receivable	3,145,218
Receivable for investments sold	388,006
Receivable for variation margin on futures contracts	136,372
Unrealized appreciation on forward foreign currency contracts	428,452
Reclaims receivable	8,261
Prepaid expenses and other assets	7,438

Total Assets	284,875,321

Liabilities:
Securities sold short, at value (proceeds $94,473)	93,632
Payable to custodian	397,313
Payable for investments purchased	17,729,609
Unrealized depreciation on forward foreign currency contracts	1,216,860
Payable for variation margin on futures contracts	143,183
Payable for return of collateral received for securities on loan	11,753,471
Accrued expenses and other payables:
Investment advisory fees	153,332
Fund administration and transfer agent fees	15,044
Administrative servicing fees	29,178
Other	3,057

Total Liabilities	31,534,679

Net Assets	$253,340,642

Represented by:
Capital	$243,324,526
Accumulated net investment income (loss)	123,509
Accumulated net realized gain (losses) from investment, futures and foreign currency transactions	(28,086)
Net unrealized appreciation (depreciation) on investments, futures and translation of assets and liabilities denominated in foreign currencies	9,920,693

Net Assets	$253,340,642

Net Assets:
Class I Shares	$253,340,642

Shares outstanding (unlimited number of shares authorized):
Class I Shares	25,612,583

Net asset value and offering price per share:*
Class I Shares	$9.89

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$6,387,677
Income from securities lending	62,943

Total Income	6,450,620

Expenses:
Investment advisory fees	909,159
Fund administration and transfer agent fees	111,239
Administrative servicing fees Class I Shares	182,924
Other**	45,767

Total Expenses	1,249,089

Net Investment Income (Loss)	5,201,531

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	1,773,824
Net realized gains (losses) on futures	(358,504)
Net realized gains (losses) on foreign currency transactions	(91,757)

Net realized gains (losses) on investment, futures, and foreign currency transactions	1,323,563
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	(3,403,020)

Net realized/unrealized gains (losses) on investments, futures and foreign currencies	(2,079,457)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,122,074

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

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Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$5,201,531	$9,828,371
Net realized gains (losses) on investment, futures and foreign currency transactions	1,323,563	4,661,687
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denomintated in foreign currencies	(3,403,020)	197,528

Change in net assets resulting from operations	3,122,074	14,687,586

Distributions to Class I shareholders from:
Net investment income	(5,863,355)	(11,466,227)

Change in net assets from shareholder distributions	(5,863,355)	(11,466,227)

Change in net assets from capital transactions	17,579,471	8,756,344

Change in net assets	14,838,190	11,977,703
Net Assets:
Beginning of period	238,502,452	226,524,749

End of period	$253,340,642	$238,502,452

CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$29,889,029	$41,465,680
Dividends reinvested	5,863,367	11,466,245
Cost of shares redeemed	(18,172,925)	(44,175,581)

	17,579,471	8,756,344

SHARE TRANSACTIONS:
Class I Share Transactions:
Issued	3,001,131	4,199,606
Reinvested	598,217	1,165,350
Redeemed	(1,830,252)	(4,497,742)

	1,769,096	867,214

See notes to financial statements.

21

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Van Kampen GVIT Multi Sector Bond Fund

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover
Class I Shares
Year Ended December 31, 2000	$9.37	0.61	(0.10)	0.51	(0.60)	(0.60)	$9.28	5.65%		$132,227	0.90%		7.07%		1.09%		6.88%		399.03%
Year Ended December 31, 2001(b)	$9.28	0.54	(0.16)	0.38	(0.52)	(0.52)	$9.14	4.19%		$177,324	0.90%		5.99%		1.04%		5.85%		340.77%
Year Ended December 31, 2002	$9.14	0.42	0.22	0.64	(0.50)	(0.50)	$9.28	7.21%		$209,280	1.01%		4.61%		1.02%		4.60%		385.94%
Year Ended December 31, 2003	$9.28	0.36	0.74	1.10	(0.52)	(0.52)	$9.86	12.12%		$226,525	1.01%		3.75%		(c	)	(c	)	296.62%
Year Ended December 31, 2004	$9.86	0.42	0.21	0.63	(0.49)	(0.49)	$10.00	6.53%		$238,502	1.01%		4.23%		(c	)	(c	)	212.84%
Six Months Ended June 30, 2005 (Unaudited)	$10.00	0.20	(0.08)	0.12	(0.23)	(0.23)	$9.89	1.27%	(d)	$253,341	1.02%	(e)	4.24%	(e)	(c	)	(c	)	67.31%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(c)	There were no fee reductions during the period.

(d)	Not annualized.

(e)	Annualized.

See notes to financial statements.

22

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, was subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Van Kampen GVIT Multi Sector Bond Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is

23

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or

24

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is

25

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Commercial Paper	MacQuarie Bank Ltd.	$499,368	3.25%	07/01/05
Funding Agreement	GE Life and Annutiy	5,500,000	3.32%	07/14/05
Money Market Fund	JPM S/L Collateral Investment	400,000	3.26%	07/01/05
Repurchase Agreements	Nomura Securities	854,990	3.48%	07/01/05
Yankee Certificates of Deposit — Floating	Canadian Imperial Bank NY	4,499,112	3.52%	07/01/05

As of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral*
$77,878,721	$79,486,173

*	Includes securities and cash collateral.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based

26

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$52,189	$13,074,816	$(2,101,696)	$10,973,120

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3.	Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GMF advises. Morgan Stanley Investments Management, Inc. (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-advisor
Up to $200 million	0.75%	0.45%	0.30%
$200 million or more	0.70%	0.45%	0.25%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under

27

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4.	Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $165,291,014 and sales of $151,897,329.

5.	Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

28

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

6.	Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

31

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

32

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

33

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

34

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3], and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

35

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36

GVIT Small Cap Value Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

18	Statement of Assets and Liabilities

18	Statement of Operations

19	Statements of Changes in Net Assets

21	Financial Highlights

22	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

GVIT Small Cap Value Fund

For the semiannual period ended June 30, 2005, the GVIT Small Cap Value Fund returned -1.04% (Class I at NAV) versus 0.90% for its benchmark, the Russell 2000® Value Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Value Funds was 1.04%.

Gartmore Mutual Fund Capital Trust (GMF), The Dreyfus Corp. and J.P Morgan Investment Management Inc. each manage a portion of the Fund’s portfolio on a day-to-day basis. GMF is the Fund’s investment adviser and has selected Dreyfus and J.P Morgan as subadvisers for the Fund; the three portions, or sleeves, of the portfolio returned 0.07%, -4.34% and 2.71%, respectively. Below are the individual reports on how each sleeve of the portfolio performed.

Gartmore Mutual Fund Capital Trust

While performance was strong in the consumer staples, information technology and telecommunications sectors, weak stock selection in financials and industrials detracted from Fund performance. In the financials sector, Oriental Financial Group suffered due to the challenging margin environment of the banking industry. In the industrials sector, American Woodmark Corp.’s stock weakened when the company missed earnings expectations; the company has since made up lost ground. In contrast, the technology sector, which generally has been a poorly performing sector this year, attributed more than 100 basis points to Fund performance during the reporting period. Our focus on quality and fundamental improvement within this sector–and an overall theme applied to the entire portfolio–has benefited this space.

At this time last year, our style faced a challenging environment. However, beyond the challenges lay promise in factors that could lead to better performance. While value has remained the “preferred” style, it is no longer the market of extremes it once was. At the height of value’s run, performance was driven primarily by deep-value or high-beta (risky) stocks. We believe that this past year marked the beginning of a multi-year cycle that will provide strong returns for both value and growth stocks, with less disparity between the styles. In the past this so-called “core” market environment has been more conducive to strong stock selection for us.

The Dreyfus Corp.

Despite a strong first quarter, holdings in the energy sector underperformed throughout the second quarter. We remain bullish on energy for the long term as we maintain our slight overweight position in the sector, though we do believe many of the stocks are now fully valued due to recent price increases.

Notwithstanding a surge in May and June, our overweight position in technology underperformed. We believe that the fundamental outlook for many technology companies is robust, and in coming quarters we expect corporate capital spending to strengthen. Continued underperformance in the consumer services sector has led us to reduce our weighting in that area. Increases in energy prices and interest rates are expected to reduce consumer spending, placing earnings estimates under increased near-term pressure. Currently, our focus is on the retail industry, as well as for-profit colleges.

Conversely, our overweight position in health care continues to be attractive and is a significant contributor to the sleeve’s performance. We feel that there are still many solid health-care companies with good historical earnings growth selling at prices that do not reflect their prospects. The demand for health-related services continues to grow as the U.S. population ages, and the stocks appear to be somewhat immune to swings in the economy. Consumer non durables, transportation and utilities also were positives for the Fund. We have maintained our underweight position in consumer non durables and transportation, because these sectors are almost fully valued. Due to strong stock performance, we have increased our weight in utilities but are still comparatively underweight in the sector.

In a rising-interest-rate environment laced with fears of inflationary pressure, small-cap stocks generally are less attractive. In addition, the energy and commodities markets should continue to contribute to volatility with sustained upward demands still present in the market. We believe that significant momentum is building for a shift toward quality and away from marginal small-cap companies that have outpaced large-cap companies for 19 of the past 20 quarters. We believe that corporate capital spending will be a major driver in the near future; modest economic growth should continue for several quarters; we are confident that the sleeve is well-positioned to take advantage of this opportunity.

J.P. Morgan Investment Management Inc.

Positive stock selection in the energy and industrials sectors contributed to relative performance. Top sleeve contributors included Southwestern Energy Co. and Zenith National Insurance Corp. Southwestern Energy advanced nearly 60% during the year due to an increase in production volumes and higher natural gas prices. Its stock price rose to record highs in June after the company reported that it had successfully drilled new wells for a major Arkansas project. Zenith National Insurance benefited from positive first-quarter results based on improved net income driven by favorable trends in the company’s workers’ compensation agreement.

Despite the sleeve’s positive performance, the financials and basic materials sectors detracted from results. The largest detractors were R&G Financial Co. and Cash America Investments Inc. R&G’s shares

1

GVIT Small Cap Value Fund (Continued)

declined after the company announced a 2004 restatement, which is expected to reduce the fair value of residual interests. Shares of Cash America suffered after the company withdrew its fiscal 2005 earnings forecast, based on uncertainty about more stringent requirements issued in April by the Federal Deposit Insurance Corp.

U.S. equity markets continue to trade within a fairly tight range as investors attempt to gauge the direction of economic growth, inflation and Fed policy. Up to this point, markets have had a difficult time breaking out to the high or low side, because economic news has been balanced. On the positive side, weakness in manufacturing appears to be subsiding, recent inflation data has been more benign than originally thought, and U.S. corporate balance sheets are in excellent shape. On the negative side, rising labor costs point to a deceleration in profit growth, high commodity prices are putting downward pressure on economic growth and upward pressure on inflation, and major developed economies (outside of the United States) remain sluggish.

PORTFOLIO MANAGERS:

Gartmore Mutual Fund Trust: Jeffery C. Petherick, CFA, Mary C. Champagne, CFA

The Dreyfus Corp.: Peter I. Higgins

J.P. Morgan Investment Management Inc: Christopher T. Blum, CFA

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

Russell 2000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the largest 2,000 U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	GVIT Small Cap Value Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Inception[2]
Class I3	-1.04%	10.08%	11.25%	11.53%
Class II4	-1.20%	9.78%	10.99%	11.27%
Class III[4]	-1.03%	10.16%	11.29%	11.55%
Class IV4	-1.04%	10.08%	11.25%	11.53%
*	Not Annualized.
1	Not subject to any sales charges.
2	The Fund commenced operations on October 31, 1997. From inception to February 5, 2001, Dreyfus managed the Fund alone. From February 5, 2001 until October 1, 2003, GMF and Dreyfus have managed the Fund together. Beginning October 1, 2003, J.P. Morgan was added as a Fund subadviser.
3	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
4	These returns until the creation of the Class II shares (May 6, 2002), Class III shares (May 3, 2002) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the GVIT Small Cap Value Fund, the Russell 2000 Value Index (Russell 2000 Value)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Russell 2000 Value measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	GVIT Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

			Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Small Cap Value
Class I	Actual		$1,000	$990	$5.48	1.11%
	Hypothetical	[1]	$1,000	$1,019	$5.57	1.11%
Class II	Actual		$1,000	$988	$6.70	1.36%
	Hypothetical	[1]	$1,000	$1,018	$6.83	1.36%
Class III	Actual		$1,000	$990	$5.48	1.11%
	Hypothetical	[1]	$1,000	$1,019	$5.57	1.11%
Class IV	Actual		$1,000	$990	$5.48	1.11%
	Hypothetical	[1]	$1,000	$1,019	$5.57	1.11%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	GVIT Small Cap Value Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	97.1%
Cash Equivalents	2.3%
U.S. Treasury Notes	0.1%
Warrants	0.0%
Other assets in excess of liabilities	0.5%

100.0%

Top Holdings*
Cephalon, Inc.	1.1%
Dobson Communications Corp., Class A	1.0%
IVAX Corp.	1.0%
Career Education Corp.	0.9%
Westcorp	0.8%
Sanmina Corp.	0.7%
Key Energy Services, Inc.	0.7%
WCI Communities, Inc.	0.6%
Affiliated Managers Group, Inc.	0.6%
Axcelis Technologies, Inc.	0.6%
Other Holdings	92.0%

100.0%

Top Industries
Real Estate Investment Trusts	7.9%
Oil & Gas	5.7%
Banks	5.6%
Semiconductors	4.9%
Retail	4.9%
Utilities	4.0%
Drugs & Pharmaceuticals	3.8%
Computer Software & Services	3.5%
Building	3.2%
Transportation	3.1%
Other Industries	53.4%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

5

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (97.1%)
Advertising Services (0.1%)
R. H. Donnelley Corp. (b)	7,300	$452,454

Aerospace & Defense (1.0%)
AAR Corp. (b)	14,100	221,511
BE Aerospace, Inc. (b)	119,700	1,870,911
Curtiss-Wright Corp.	13,000	701,350
Esterline Technologies Corp. (b)	58,500	2,344,680
HEICO Corp.	7,400	173,234
Kaman Corp., Class A	26,700	481,668
Moog, Inc., Class A (b)	39,675	1,249,366
Orbital Sciences Corp. (b)	17,600	174,240
Triumph Group, Inc. (b)	8,200	285,032

		7,501,992

Airlines (1.3%)
Alaska Air Group, Inc. (b)	90,900	2,704,275
Continental Airlines, Inc., Class B (b)	186,800	2,480,704
ExpressJet Holdings, Inc. (b)	167,100	1,422,021
Pinnacle Airlines Co. (b)	69,400	596,146
SkyWest, Inc.	146,900	2,670,642

		9,873,788

Alternative Power Generation (0.3%)
Calpine Corp. (b)	606,940	2,063,596

Apparel (0.0%)
Russell Corp.	12,200	249,490

Applications Software (0.1%)
Progress Software Corp. (b)	13,200	397,980

Auto Dealers (0.1%)
Lithia Motors, Inc., Class A	24,300	701,055
United Auto Group, Inc.	6,400	190,720

		891,775

Auto Parts & Equipment (1.2%)
Aftermarket Technology Corp. (b)	21,100	367,773
American Axle & Manufacturing Holding, Inc.	85,700	2,165,639
Asbury Automotive Group, Inc. (b)	54,600	841,386
Exide Technologies (b)	80,300	389,455
Hayes Lemmerz International (b)	30,500	217,160
Keystone Automotive Industries, Inc. (b)	6,800	168,164
Navistar International Corp. (b)	121,300	3,881,600

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Auto Parts & Equipment (continued)
Superior Industries International, Inc.	8,200	$194,340
Tenneco Automotive, Inc. (b)	59,200	985,088
Visteon Corp.	26,300	158,589

		9,369,194

Banks (5.6%)
ABC Bancorp	7,880	142,470
Amcore Financial, Inc.	50,200	1,499,976
Americanwest Bancorp (b)	5,000	99,750
Amgey Bancorp, Inc.	35,700	798,966
BancFirst Corp.	4,200	365,358
Bank of the Ozarks, Inc.	8,400	275,856
Banner Corp.	4,300	120,443
BOK Financial Corp.	49,770	2,295,392
Capitol Bancorp Ltd.	8,200	275,602
Cathay General Bancorp	9,300	313,503
Central Pacific Financial Corp.	78,100	2,780,359
Chemical Financial Corp.	22,655	750,107
City Holding Co.	5,400	197,208
Colonial Bancgroup, Inc.	122,200	2,695,731
Columbia Banking System, Inc.	8,330	205,085
Community Bank System, Inc.	29,500	719,505
Community Trust Bancorp, Inc.	7,870	257,506
Corus Bankshares, Inc.	33,400	1,853,366
Cullen/Frost Bankers, Inc.	19,700	938,705
East West Bancorp, Inc.	59,300	1,991,887
Eurobancshares, Inc. (b)	17,500	280,875
Financial Institutions, Inc.	2,000	36,040
First BanCorp.	62,100	2,493,314
First Citizens BancShares, Class A	2,378	343,740
First Oak Brook Bank	4,200	118,524
First Republic Bancorp, Inc.	21,250	750,763
Fremont General Corp.	26,600	647,178
Gold Banc Corp.	54,900	798,795
Great Southern Bancorp, Inc.	7,300	228,417
Greater Bay Bancorp	26,500	698,805
Hanmi Financial Corp.	90,800	1,516,360
Iberiabank Corp.	23,200	1,429,352
Independent Bank Corp. (Mass.)	26,000	733,460
Independent Bank Corp. (Mich.)	25,960	738,302
Irwin Financial Corp.	30,300	672,357
Lakeland Financial Corp.	1,100	44,748
Mainsource Financial Group, Inc.	3,496	63,243

6

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Banks (continued)
MB Financial, Inc.	4,950	$197,159
MBT Financial Corp.	6,200	119,350
Mercantile Bank Corp.	9,490	417,275
Mid-State Bancshares	17,500	485,975
Nara Bankcorp, Inc.	2,200	32,296
Old Second Bancorp, Inc.	3,500	101,815
Oriental Financial Group	132,000	2,014,320
Pacific Capital Bancorp	3,145	116,617
Peoples Bancorp, Inc.	5,000	133,750
Prosperity Bancshares, Inc.	11,800	337,598
Provident Bankshares Corp.	17,500	558,425
R & G Financial Corp., Class B	113,550	2,008,700
Republic Bancorp, Inc.	71,047	1,064,284
Republic Bancorp, Inc., Class A	4,625	100,409
Royal Bancshares of Pennsylvania, Class A	4,853	115,259
SCBT Financial Corp.	3,995	126,442
Security Bank Corp	2,800	64,120
Simmons First National Corp., Class A	7,100	192,481
Southside Bancshares, Inc.	8,100	166,050
Southwest Bancorp	5,500	112,640
State Financial Services Corp.	10,700	430,782
Sterling Bancshares, Inc.	6,600	102,696
Sterling Financial Corp.	18,612	396,622
Summit Bancshares, Inc.	16,100	278,530
Sun Bancorp, Inc. (b)	5,071	104,818
Taylor Capital Group, Inc.	9,100	357,175
Texas Regional Bancshares, Inc.	20,300	618,744
Trico Bancshares	6,400	142,976
Umpqua Holdings Corp.	13,983	329,160
United Bankshares, Inc.	21,300	758,493
W Holding Co., Inc.	48,991	500,688
West Coast Bancorp	41,700	1,017,897
Western Sierra Bancorp (b)	3,400	115,090

		43,789,684

Broadcast Media & Television (1.5%)
4Kids Entertainment, Inc. (b)	1,800	35,784
Citadel Broadcasting Corp. (b)	164,200	1,880,090
Cumulus Media, Inc. (b)	326,200	3,842,636
Emmis Communications Corp. (b)	125,300	2,214,051
Entravision Communications Corp. (b)	7,350	57,257
Mediacom Communications, Class A (b)	24,300	166,941

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Broadcast Media & Television (continued)
Radio One, Inc. (b)	274,100	$3,500,257
Saga Communications, Inc. (b)	9,100	127,400
Sinclair Broadcast Group, Inc.	5,300	48,124

		11,872,540

Building (3.2%)
Apogee Enterprises, Inc.	179,700	2,761,989
Baker (Michael) Corp. (b)	49,400	882,284
Beazer Homes USA, Inc.	5,400	308,610
Building Materials Holding Corp.	7,400	512,746
Dycom Industries, Inc. (b)	2,700	53,487
Fleetwood Enterprises, Inc. (b)	219,800	2,230,970
Genlyte Group, Inc. (b)	43,900	2,139,686
Lennox International, Inc.	42,500	899,725
Levitt Corp., Class A	13,475	403,172
Meritage Corp. (b)	8,700	691,650
NCI Building Systems (b)	14,600	478,880
Texas Industries, Inc.	34,900	1,962,427
Universal Forest Products, Inc.	30,300	1,255,935
USG Corp. (b)	15,900	675,750
Watsco, Inc.	6,800	289,680
WCI Communities, Inc. (b)	158,000	5,060,740
York International Corp.	99,410	3,777,580

		24,385,311

Business Services (0.7%)
BISYS Group, Inc. (The) (b)	19,300	288,342
CCC Information Services Group, Inc. (b)	42,300	1,013,085
CRA International, Inc. (b)	4,200	226,170
First Marblehead Corp. (The) (b)	35,600	1,248,136
infoUSA, Inc.	4,300	50,310
Peoplesupport, Inc. (b)	177,654	1,620,204
Spherion Corp. (b)	46,000	303,600
StarTek.	4,100	67,322
TALX.	6,100	176,351
Viad Corp	3,700	104,858

		5,098,378

Casinos & Gambling (0.3%)
Alliance Gaming Corp. (b)	86,300	1,209,926
Ameristar Casinos, Inc.	13,600	354,824
Aztar Corp. (b)	9,300	318,525
Isle of Capris Casino (b)	8,000	209,600

		2,092,875

7

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Chemicals (2.3%)
Albemarle Corp.	45,200	$1,648,444
Crompton Corp.	163,400	2,312,110
Cytec Industries, Inc.	2,300	91,540
FMC Corp. (b)	33,400	1,875,076
Georgia Gulf Corp.	21,600	670,680
Great Lakes Chemical Corp.	61,100	1,922,817
H. B. Fuller Co.	25,400	865,124
Hercules, Inc. (b)	63,800	902,770
Minerals Technologies, Inc.	9,900	609,840
Mykrolis Corp (b)	5,500	78,155
Newmarket Corp. (b)	18,700	276,573
Octel Corp.	51,700	930,600
PolyOne Corp. (b)	257,500	1,704,650
Terra Industries, Inc. (b)	147,700	1,005,837
Valhi, Inc.	103,406	1,809,605
W.R. Grace & Co. (b)	53,000	412,870
Wellman, Inc.	32,600	332,194

		17,448,885

Coal (1.0%)
Alpha Natural Resources, Inc. (b)	50,110	1,196,627
Arch Coal, Inc.	39,300	2,140,671
Massey Energy Co.	122,700	4,628,244

		7,965,542

Commercial Services (0.8%)
Arbitron, Inc.	3,300	141,570
Century Business Services, Inc. (b)	26,300	106,515
Clark, Inc.	6,800	97,444
Consolidated Graphics, Inc. (b)	5,000	203,850
LodgeNet Entertainment Corp. (b)	35,600	590,604
Maximus, Inc.	3,400	119,986
NCO Group, Inc. (b)	7,100	153,573
PHH Corp. (b)	92,000	2,366,240
Quanta Services, Inc. (b)	177,700	1,563,760
TeleTech Holdings, Inc. (b)	36,300	295,845
Vertrue, Inc. (b)	2,100	81,816
Volt Information Sciences, Inc. (b)	5,100	121,023

		5,842,226

Communications Technology (0.5%)
CIENA Corp. (b)	70,600	147,554
CommScope, Inc. (b)	22,300	388,243
Digi International, Inc. (b)	67,800	804,108
Harris Corp.	60,200	1,878,842

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Communications Technology (continued)
Inter-Tel, Inc.	22,000	$409,420
Powerwave Technologies, Inc. (b)	6,800	69,496

		3,697,663

Computer Software & Services (3.5%)
Agilysys, Inc.	88,200	1,384,740
Ansoft Corp. (b)	45,200	1,092,032
Black Box Corp.	47,300	1,674,420
Borland Software Corp. (b)	185,690	1,273,833
Brocade Communications Systems, Inc. (b)	127,000	492,760
CACI International, Inc. (b)	3,700	233,692
Ciber, Inc. (b)	28,300	225,834
Covansys Corp (b)	9,300	119,505
Electronics for Imaging, Inc. (b)	12,700	267,208
FactSet Research Systems, Inc.	46,800	1,677,312
Gateway, Inc. (b)	297,900	983,070
Hutchinson Technology, Inc. (b)	54,300	2,091,093
Internet Security Systems, Inc. (b)	3,900	79,131
iPass, Inc. (b)	257,200	1,558,632
Komag, Inc. (b)	10,800	306,396
Magma Design Automation, Inc. (b)	4,100	34,276
ManTech International Corp. (b)	9,100	282,464
Manugistics Group, Inc. (b)	408,200	726,596
Maxtor Corp. (b)	437,310	2,274,012
Mcdata Corp., Class A (b)	596,100	2,384,400
Mcdata Corp., Class B (b)	5,700	21,204
MTS Systems Corp.	30,200	1,014,116
NetIQ Corp. (b)	12,100	137,335
Palmone, Inc. (b)	46,800	1,393,236
Parametric Technology Corp. (b)	79,600	507,848
Perot Systems Corp., Class A (b)	40,000	568,800
Quantum Corp. (b)	63,900	189,783
RadiSys Corp. (b)	9,100	146,965
Silicon Graphics, Inc. (b)	99,300	70,503
Silicon Storage Technology, Inc. (b)	15,700	63,271
Sykes Enterprises, Inc. (b)	206,500	1,957,620
Synnex Corp. (b)	3,000	52,530
Synopsys, Inc. (b)	66,700	1,111,889
TTM Technologies (b)	8,100	61,641
Tyler Technologies, Inc. (b)	19,300	145,908
United Online, Inc.	16,300	177,018

		26,781,073

8

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Computer Technology (0.4%)
Cray, Inc. (b)	586,770	$727,595
Creative Technology Ltd. ADR-SG	114,800	741,608
Intergraph Corp. (b)	4,500	155,070
Western Digital Corp. (b)	89,300	1,198,406

		2,822,679

Construction (0.9%)
Comstock Homebuilding Cos., Class A (b)	45,600	1,104,432
MasTec, Inc. (b)	165,100	1,452,880
Newmark Homes Corp.	32,400	786,672
Terex Corp. (b)	11,100	437,340
Washington Group International, Inc. (b)	55,900	2,857,608

		6,638,932

Consulting Services (0.6%)
Bearingpoint, Inc. (b)	280,000	2,052,400
Gartner Group, Inc., Class A (b)	29,300	311,166
Tetra Technology, Inc. (b)	161,200	2,181,036

		4,544,602

Consumer Products (1.2%)
American Greetings Corp.	18,900	500,850
Applica, Inc. (b)	13,300	42,959
CSS Industries, Inc.	3,123	105,682
Department 56, Inc. (b)	4,500	46,125
Elizabeth Arden, Inc. (b)	78,400	1,833,777
Intertape Polymer Group, Inc. (b)	163,470	1,665,759
RC2 Corp. (b)	14,700	552,279
Snap-On, Inc.	48,100	1,649,830
Spectrum Brands, Inc. (b)	22,700	749,100
Toro Co.	27,000	1,042,470
Tupperware Corp.	27,200	635,664
Water Pik Technologies, Inc. (b)	6,300	120,015

		8,944,510

Containers & Packaging (0.6%)
Chesapeake Corp.	24,100	504,654
Crown Holdings, Inc. (b)	28,400	404,132
Greif, Inc., Class A	16,800	1,026,480
Silgan Holdings, Inc.	25,300	1,422,872
Smurfit-Stone Container Corp. (b)	99,000	1,006,830

		4,364,968

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Distribution & Wholesale (0.3%)
Aviall, Inc. (b)	35,400	$1,118,286
Brightpoint, Inc. (b)	9,400	208,586
NuCo2, Inc. (b)	19,370	497,228
United Stationers, Inc. (b)	17,500	859,250

		2,683,350

Drugs & Pharmaceuticals (3.8%)
Adolor Corp. (b)	18,900	174,825
Alexion Pharmaceuticals, Inc. (b)	7,700	177,408
Alpharma, Inc., Class A	15,900	230,073
Atherogenics, Inc. (b)	21,904	350,026
Auxilium Pharmaceuticals, Inc. (b)	15,900	75,843
Biovail Corp. ADR-CA (b)	147,150	2,283,768
Cephalon, Inc. (b)	209,300	8,332,233
Cypress Bioscience, Inc. (b)	40,600	535,920
Impax Laboratories, Inc. (b)	94,500	1,483,650
IVAX Corp. (b)	343,600	7,387,400
King Pharmaceuticals, Inc. (b)	16,800	175,056
Kos Pharmaceuticals, Inc. (b)	28,500	1,866,750
Par Pharmaceutical Cos., Inc. (b)	50,270	1,599,089
Rigel Pharmaceuticals, Inc. (b)	7,600	151,392
Savient Pharmaceuticals, Inc. (b)	526,200	2,320,542
Telik, Inc. (b)	116,858	1,900,111
Valeant Pharmaceuticals Intl.	9,400	165,722

		29,209,808

Electronics (1.7%)
Amis Holdings, Inc. (b)	12,100	161,414
Applied Micro Circuits Corp. (b)	84,900	217,344
Ariba, Inc. (b)	55,900	324,220
Bel Fuse, Class B	9,800	299,488
Bell Microproducts (b)	2,400	22,560
Benchmark Electronics, Inc. (b)	20,550	625,131
CTS Corp.	31,100	382,219
DRS Technologies.	9,400	482,032
EarthLink, Inc. (b)	58,200	504,012
Entegris, Inc. (b)	35,252	348,995
Integrated Device Technology, Inc. (b)	49,200	528,900
LeCroy Corp. (b)	52,100	716,375
Mobility Electronics, Inc. (b)	118,800	1,087,020
Remec, Inc. (b)	1,715	10,976
Riverstone Networks, Inc. (b)	2	1
Sanmina Corp. (b)	974,000	5,327,780

9

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Electronics (continued)
Stoneridge, Inc. (b)	6,900	$45,540
Sypris Solutions, Inc.	11,900	147,203
Trimble Navigation Ltd. (b)	2,100	81,837
Vishay Intertechnology, Inc. (b)	61,500	730,005
WESCO International, Inc. (b)	30,800	966,504

		13,009,556

Engineering (0.0%)
Emcor Group, Inc. (b)	4,200	205,380

Finance (2.2%)
Accredited Home Lenders Holding Co. (b)	12,600	554,400
Advance America Cash Advance Centers, Inc.	223,910	3,582,560
Advanta Corp., Class B	115,922	3,264,364
Capital Corp. of the West	3,960	109,890
CompuCredit Corp. (b)	16,800	575,904
Credit Acceptance Corp. (b)	3,600	53,604
Dollar Financial Corp. (b)	9,300	98,673
Doral Financial Corp.	66,300	1,096,602
eSPEED, Inc. (b)	2,400	21,384
Financial Federal Corp.	11,200	432,768
Investment Technology Group (b)	108,900	2,289,078
John H. Harland Co.	27,700	1,052,600
Metris Cos., Inc. (b)	94,570	1,367,482
New Century Financial Corp.	8,200	421,890
Svb Financial Group (b)	8,200	392,780
Triad Guaranty, Inc. (b)	14,324	721,786
World Acceptance Corp. (b)	36,300	1,090,815

		17,126,580

Foods (1.6%)
Chiquita Brands International, Inc.	58,500	1,606,410
Corn Products International, Inc.	19,300	458,568
Flowers Foods, Inc.	9,100	321,776
J & J Snack Foods Corp.	4,700	246,045
Nasch-Finch Co.	5,900	216,766
NBTY, Inc. (b)	3,400	88,196
Performance Food Group Co. (b)	68,590	2,072,104
Pilgrim’s Pride Corp.	65,800	2,245,754
Ralcorp Holding, Inc.	8,200	337,430
Sanderson Farms, Inc.	46,400	2,108,416
Seaboard Corp.	1,400	2,329,600
Sensient Technologies Corp.	5,000	103,050

		12,134,115

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Funeral Services (0.1%)
Alderwoods Group, Inc. (b)	16,700	$239,979
Stewart Enterprises, Inc., Class A	104,000	680,160

		920,139

Healthcare (2.0%)
Amedisys, Inc. (b)	29,900	1,099,722
Gentiva Health Services (b)	10,900	194,674
Healthtronics Surgical Services, Inc. (b)	351,406	4,564,763
Kindred Healthcare, Inc. (b)	31,600	1,251,676
LCA-Vision, Inc.	9,200	445,832
Magellan Health Services (b)	6,400	225,984
Odyssey Healthcare, Inc. (b)	92,100	1,328,082
Omnicare, Inc.	29,500	1,251,685
Pediatrix Medical Group, Inc. (b)	16,500	1,213,410
Res-Care, Inc. (b)	6,600	89,496
Sierra Health Services, Inc. (b)	3,900	278,694
WebMD Corp. (b)	320,300	3,289,481
Zoll Medical Corp. (b)	20,950	533,178

		15,766,677

Hotels & Motels (0.1%)
Felcor Lodging Trust, Inc. (b)	43,100	624,088

Household Furnishings (0.6%)
American Woodmark Corp.	61,000	1,830,610
Bassett Furniture Industries	84,800	1,599,328
Furniture Brands International, Inc.	5,900	127,499
Hooker Furniture Corp.	56,000	978,320
Kimball International, Inc., Class B	17,600	232,320
La-Z-Boy, Inc.	9,500	138,415

		4,906,492

Identification Systems (0.0%)
American Bank Note Holograph (b) (b)	87	357
Checkpoint Systems, Inc. (b)	13,500	238,950
Paxar Corp. (b)	3,500	62,125

		301,432

Industrial Specialties (0.2%)
Graftech International Ltd. (b)	357,600	1,537,680

Instruments (0.4%)
Analogic Corp.	11,000	553,520
Photon Dynamics, Inc. (b)	91,200	1,879,632

10

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Instruments (continued)
Watts Industries	12,100	$405,229

		2,838,381

Insurance (1.8%)
American Physicians Capital, Inc. (b)	1,409	52,344
Aspen Insurance Holdings Ltd.	102,075	2,813,187
Delphi Financial Group	32,950	1,454,743
Phoenix Co., Inc.	119,900	1,426,810
Pxre Group Ltd.	50,100	1,263,522
Scottish Annuity & Life Holdings	115,100	2,790,024
U.S.I. Holdings Corp. (b)	83,400	1,074,192
UICI	17,900	532,883
United Fire & Casualty Corp.	55,300	2,456,426
Universal American Financial Corp. (b)	15,400	348,348

		14,212,479

Insurance: Property—Casualty (2.5%)
Arch Capital Group Ltd. (b)	46,500	2,094,825
Argonaut Group, Inc. (b)	23,900	551,851
Baldwin & Lyons, Inc., Class B	4,700	113,270
Bristol West Holdings, Inc.	29,300	536,190
Direct General Corp.	10,600	197,266
First American Corp.	94,400	3,789,216
Infinity Property & Casualty Corp.	13,000	453,440
LandAmerica Financial Group, Inc.	19,700	1,169,589
Midland Co.	8,800	309,672
Navigators Group, Inc. (The) (b)	2,900	100,253
PMA Capital Corp., Class A (b)	97,700	862,691
ProAssurance Corp. (b)	2,200	91,872
RLI Corp.	8,200	365,720
Safety Insurance Group, Inc.	63,000	2,126,880
Selective Insurance Group, Inc.	17,900	886,945
State Auto Financial Corp.	6,800	211,072
Stewart Information Services Corp.	24,100	1,012,200
Tower Group, Inc.	171,600	2,682,108
Zenith National Insurance Co.	28,400	1,927,224

		19,482,284

Internet Software/Services (0.6%)
Art Technology Group, Inc. (b)	490,700	515,235
Infospace, Inc. (b)	4,900	161,357
Redback Networks, Inc. (b)	13,800	88,044

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Internet Software/Services (continued)
Safeguard Scientifics, Inc. (b)	1,800	$2,304
Valueclick, Inc. (b)	153,100	1,887,723
Webmethods, Inc. (b)	313,600	1,756,160

		4,410,823

Investment Banks & Brokers (1.7%)
Affiliated Managers Group, Inc. (b)	72,550	4,957,341
American Capital Strategies Ltd.	62,700	2,264,097
E*TRADE Group, Inc. (b)	256,100	3,582,839
Greenhill & Co., Inc.	1,100	44,561
Knight Capital Group, Inc., Class A (b)	92,250	702,945
LaBranche & Co., Inc. (b)	110,680	697,284
Piper Jaffray Cos. (b)	5,400	164,322
Technology Investment Capital Corp.	55,437	820,468

		13,233,857

Lasers—System & Components (0.3%)
Coherent, Inc. (b)	50,400	1,814,904
Electro Scientific Industries, Inc. (b)	8,900	159,132

		1,974,036

Leisure (0.1%)
Argosy Gaming Co. (b)	9,100	424,151
K2, Inc. (b)	17,800	225,704
Six Flags, Inc. (b)	24,300	112,995

		762,850

Linen Supply & Related Items (0.6%)
Angelica Corp.	32,700	801,477
Unifirst Corp.	86,900	3,522,926

		4,324,403

Machinery (1.7%)
AGCO Corp. (b)	49,400	944,528
Applied Industrial Technologies, Inc.	82,600	2,667,154
Astec Industries, Inc. (b)	4,800	111,312
Cascade Corp.	10,300	445,475
Flowserve Corp. (b)	10,500	317,730
Gardner Denver Machinery, Inc. (b)	1,800	63,144
Imation Corp.	7,700	298,683
JLG Industries, Inc.	61,600	1,692,768
Joy Global, Inc.	10,500	352,695

11

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Machinery (continued)
Kadant, Inc. (b)	1,600	$35,088
Kennametal, Inc.	20,100	921,585
NACCO Industries, Inc., Class A	5,000	536,100
Regal-Beloit Corp.	11,700	341,172
Sauer-Danfoss, Inc.	13,000	231,010
Tecumseh Products Co.	73,600	2,019,584
Thomas Industries, Inc.	45,000	1,798,200

		12,776,228

Manufacturing (1.8%)
A.O. Smith Corp.	19,000	507,490
Actuant Corp. (b)	11,100	532,134
Acuity Brands, Inc.	18,000	462,420
Ameron International Corp.	6,500	243,100
Barnes Group, Inc.	29,100	963,210
ESCO Technologies, Inc. (b)	6,200	624,960
Federal Signal Corp.	89,300	1,393,080
Griffon Corp. (b)	17,600	390,720
Jacuzzi Brands, Inc. (b)	47,900	513,967
Maverick Tube Corp. (b)	100,170	2,985,066
Quanex Corp.	27,900	1,478,979
Walter Industries, Inc.	103,200	4,148,640

		14,243,766

Marketing Services (0.0%)
aQuantive, Inc. (b)	14,500	256,940
E.Piphany, Inc. (b)	11,000	38,280

		295,220

Medical & Dental Instruments & Supplies (0.8%)
CONMED Corp. (b)	21,200	652,324
Invacare Corp.	2,200	97,592
Kyphon, Inc. (b)	11,600	403,564
Neurometrix, Inc. (b)	22,100	442,663
Palatin Technologies, Inc. (b)	5,800	10,150
PSS World Medical, Inc. (b)	26,900	334,905
Quidel Corp. (b)	435,570	2,256,253
STERIS Corp.	10,700	275,739
Surmodics, Inc. (b)	1,100	47,707
Viasys Healthcare, Inc. (b)	64,200	1,450,278

		5,971,175

Medical—Biomedical & Genetic (0.7%)
Adeza Biomedical Corp. (b)	64,600	1,096,908
Bio-Rad Laboratories, Inc., Class A (b)	34,700	2,054,587

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Medical—Biomedical & Genetic (continued)
Celera Genomics Group (b)	9,900	$108,603
Cell Genesys, Inc. (b)	6,500	34,775
Cytokinetics, Inc. (b)	20,500	142,475
Enzon Pharmaceuticals, Inc. (b)	272,700	1,767,096
Genelabs Technologies (b)	102,655	51,328
Human Genome Sciences, Inc. (b)	7,600	88,008

		5,343,780

Medical Information Systems (0.5%)
Alliance Imaging, Inc. (b)	19,100	199,786
Computer Programs & Systems, Inc.	12,100	450,967
NDCHealth Corp.	154,730	2,780,498
PER-SE Technologies, Inc. (b)	24,800	521,296

		3,952,547

Metals (1.1%)
Circor International, Inc.	11,300	278,771
Cleveland-Cliffs, Inc.	17,600	1,016,576
Commercial Metals Co.	98,200	2,339,124
Mine Safety Appliances Co.	11,700	540,540
NN, Inc.	23,800	301,784
Ryerson Tull, Inc.	102,800	1,466,956
Timken Co.	69,370	1,602,447
Valmont Industries, Inc.	29,100	750,780
Wolverine Tube, Inc. (b)	75,000	440,250

		8,737,228

Motor Homes (0.1%)
Winnebago Industries, Inc.	29,500	966,125

Multimedia (0.1%)
Carmike Cinemas, Inc.	4,113	126,187
Primedia, Inc. (b)	94,900	384,345

		510,532

Music (0.0%)
Steinway Musical Instruments, Inc. (b)	12,100	355,256

Networking Products (0.7%)
Adaptec, Inc. (b)	63,300	245,604
Anixter International, Inc. (b)	14,100	524,097
Enterasys Networks, Inc. (b)	1,197,600	1,077,840
Foundry Networks, Inc. (b)	125,780	1,085,481
Hypercom Corp. (b)	7,700	49,819
Safenet, Inc. (b)	67,045	2,283,553

		5,266,394

12

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Office Equipment & Services (0.1%)
Global Imaging Systems, Inc. (b)	1,800	$57,348
Imagistics International, Inc (b)	16,100	450,800

		508,148

Oil & Gas (5.7%)
Airgas, Inc.	76,400	1,884,788
Cal Dive International, Inc. (b)	4,100	214,717
Chesapeake Energy Corp.	129,400	2,950,320
Cimarex Energy Co. (b)	37,485	1,458,541
Comstock Resources, Inc. (b)	21,100	533,619
Energen Corp.	55,400	1,941,770
Energy Partners Ltd. (b)	11,900	311,899
Giant Industries, Inc. (b)	1,600	57,600
Global Industries Ltd. (b)	246,400	2,094,400
Hanover Compressor Co. (b)	11,800	135,818
Harvest Natural Resources, Inc. (b)	11,200	122,416
Houston Exploration Co. (b)	13,500	716,175
KCS Energy, Inc. (b)	125,900	2,186,883
Key Energy Services, Inc. (b)	428,255	5,199,015
Lone Star Technologies, Inc. (b)	37,000	1,683,500
Meridian Resource Corp. (b)	313,900	1,500,442
New Jersey Resources Corp.	40,100	1,934,825
Northwest Natural Gas Co.	61,200	2,340,288
Oceaneering International, Inc. (b)	6,300	243,495
Oil States International, Inc. (b)	25,600	644,352
RPC Energy Services, Inc.	13,250	224,190
SEACOR Holdings, Inc. (b)	23,900	1,536,770
South Jersey Industries, Inc.	22,200	1,356,864
Stone Energy Corp. (b)	92,600	4,528,140
Swift Energy Co. (b)	95,400	3,417,228
Tesoro Petroleum Corp.	59,000	2,744,680
Todco (b)	55,000	1,411,850
Universal Compression Holdings (b)	9,100	329,784
Veritas DGC, Inc. (b)	18,700	518,738
Vintage Petroleum, Inc.	25,300	770,891

		44,993,998

Paints & Coatings (0.0%)
Kronos Worldwide, Inc.	432	13,042

Paper & Related Products (0.3%)
Glatfelter	87,291	1,082,408
Rock-Tenn Co.	10,500	132,825
Schweitzer-Mauduit International, Inc.	24,700	768,911

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Paper & Related Products (continued)
Wausau-Mosinee Paper Corp.	22,400	$268,352

		2,252,496

Plastics (0.2%)
Myers Industries, Inc.	118,800	1,485,000

Poultry (0.0%)
Gold Kist, Inc. (b)	7,000	151,060

Private Corrections (0.1%)
Geo Group, Inc. (The) (b)	19,200	480,960

Publishing (1.1%)
Banta Corp.	4,200	190,512
Journal Register Co. (b)	9,100	159,341
ProQuest Co. (b)	146,325	4,797,997
Scholastic Corp. (b)	67,900	2,617,545
Valassis Communications, Inc. (b)	9,500	351,975

		8,117,370

Racetracks (0.1%)
Speedway Motorsports, Inc.	28,500	1,041,960

Railroads (0.1%)
Genesee & Wyoming, Inc. (b)	29,000	789,090

Real Estate (0.1%)
HomeStore.com, Inc. (b)	68,000	138,040
Jones Lang Lasalle, Inc. (b)	12,600	557,298

		695,338

Real Estate Investment Trusts (7.9%)
Affordable Residential Communities	33,400	445,890
Alexander’s, Inc. (b)	14,400	3,582,000
Alexandria Real Estate Equities, Inc.	8,800	646,360
American Financial Realty Trust	78,900	1,213,482
American Home Mortgage Investment Corp.	91,289	3,191,463
Amli Residential Properties Trust	33,300	1,040,958
Anthracite Capital, Inc.	94,800	1,123,380
Ashford Hospitality Trust	236,800	2,557,440
Boykin Lodging Co. (b)	10,200	136,680
Capital Automotive	34,700	1,324,499
Capital Trust, Inc., Class A	8,900	297,349
CarrAmerica Realty Corp.	91,300	3,303,234
Eagle Materials, Inc.	7,100	657,389
ECC Capital Corp.	265,200	1,766,232
Equity Inns, Inc.	206,300	2,743,790

13

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Essex Property Trust, Inc.	13,900	$1,154,534
First Potomac Realty Trust	8,800	218,240
Gables Residential Trust	39,400	1,703,262
Glimcher Realty Trust	117,800	3,268,950
Government Properties Trust	29,500	286,740
Impac Mortgage Holdings	39,300	732,945
IndyMac Bancorp, Inc.	93,900	3,824,546
InnKeepers USA Trust	83,400	1,245,996
Kilroy Realty Corp.	3,700	175,713
Lasalle Hotel Properties	83,800	2,749,478
Lexington Corporate Properties Trust	80,300	1,952,093
LTC Properties, Inc.	33,300	689,310
Maguire Properties, Inc.	30,600	867,204
MeriStar Hospitality Corp. (b)	130,200	1,119,720
MFA Mortgage Investments, Inc.	26,900	200,405
Mid-America Apartment Communities, Inc.	53,500	2,429,970
National Health Investors, Inc.	48,900	1,372,623
Nationwide Health Properties, Inc.	117,700	2,778,897
Novastar Financial, Inc.	12,100	473,715
Parkway Properties, Inc.	12,100	605,121
Pennsylvania Real Estate Investment Trust	33,700	1,600,750
Prentiss Properties Trust	35,600	1,297,264
Rait Investment Trust	37,600	1,126,120
Saul Centers, Inc.	23,500	854,225
Senior Housing Properties Trust	50,300	951,173
Sun Communities, Inc.	21,100	784,709
Taubman Centers, Inc.	60,900	2,076,081
Urstadt Biddle Properties, Class A	5,000	86,600
Ventas, Inc.	33,000	996,600

		61,653,130

Rental & Leasing Services (0.4%)
Aaron Rents, Inc.	30,050	747,945
Dollar Thrifty Automotive Group, Inc. (b)	21,900	831,762
Electro Rent Corp. (b)	8,104	117,832
Rent-A-Center, Inc. (b)	10,300	239,887
Rent-Way, Inc. (b)	32,100	315,864
United Rentals, Inc. (b)	36,700	741,707

		2,994,997

Research & Development (0.1%)
PAREXEL International Corp. (b)	7,900	156,815

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Research & Development (continued)
URS Corp. (b)	12,100	$451,935

		608,750

Restaurants (0.8%)
Bob Evans Farms	1,700	39,644
Cosi, Inc. (b)	94,720	651,674
Jack in the Box, Inc. (b)	26,500	1,004,880
Landry’s Seafood Restaurants, Inc.	38,400	1,155,456
Luby’s Cafeteria, Inc. (b)	4,000	47,800
O’Charleys, Inc. (b)	13,200	233,112
Papa John’s International, Inc. (b)	6,800	271,796
Ruby Tuesday, Inc.	48,800	1,263,920
Ryans Restaurant Group, Inc. (b)	126,700	1,775,067

		6,443,349

Retail (4.9%)
Aeropostale, Inc. (b)	18,200	611,520
Afc Enterprises, Inc.	59,300	781,574
American Eagle Outfitters, Inc.	41,200	1,262,780
Big Lots, Inc. (b)	152,200	2,015,128
Bombay Co., Inc. (b)	41,700	237,690
Brown Shoe Co., Inc.	12,600	493,290
Build-A-Bear-Workshop, Inc. (b)	6,800	159,460
Burlington Coat Factory Warehouse Corp.	21,200	903,968
Casey’s General Stores, Inc.	11,000	218,020
Cash America International, Inc.	158,800	3,195,056
Charming Shoppes, Inc. (b)	111,000	1,035,630
Cole (Kenneth) Productions, Inc.	10,800	336,096
Cost Plus, Inc. (b)	152,000	3,790,880
CSK Auto Corp. (b)	19,600	326,928
Dollar Tree Stores, Inc. (b)	176,600	4,238,399
Dress Barn, Inc. (b)	24,200	547,646
Genesco, Inc. (b)	34,100	1,264,769
Great Atlantic & Pacific Tea Co., Inc. (The) (b)	13,400	389,404
Insight Enterprises, Inc. (b)	11,500	232,070
J. Jill Group, Inc. (b)	158,810	2,183,638
Jo-Ann Stores, Inc. (b)	14,000	369,460
Linen ‘n Things, Inc. (b)	30,000	709,800
Men’s Wearhouse, Inc. (The) (b)	7,500	258,225
Movado Group, Inc.	10,100	190,688
Movie Gallery, Inc.	90,785	2,399,448
Pantry, Inc. (b)	5,700	220,761
Pathmark Stores, Inc. (b)	16,600	145,416

14

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Retail (continued)
Payless Shoesource, Inc. (b)	21,900	$420,480
Radioshack Corp.	57,100	1,323,007
Rex Stores Corp. (b)	85,600	1,236,920
ShopKo Stores, Inc. (b)	74,000	1,798,940
Smart & Final, Inc. (b)	21,300	260,925
Sonic Automotive, Inc.	5,000	106,300
Sports Authority, Inc. (The) (b)	4,200	133,560
Stage Stores, Inc. (b)	15,500	675,800
Systemax, Inc. (b)	21,000	141,120
Too, Inc. (b)	19,900	465,063
Trans World Entertainment Corp. (b)	100,600	1,190,098
West Marine, Inc. (b)	66,660	1,203,880
Zale Corp. (b)	13,000	411,970

		37,885,807

Savings & Loans (2.4%)
Bankatlantic Bancorp, Inc.	40,900	775,055
Bankunited Financial Corp.	13,091	353,981
Commercial Capital Bancorp	11,666	194,939
Commercial Federal Corp.	10,700	360,376
Dime Community Bancshares	16,150	245,480
Downey Financial Corp.	17,200	1,259,040
First Financial Holdings, Inc.	4,800	143,568
First Niagara Financial Group, Inc.	68,996	1,005,962
First Place Financial Corp.	1,371	27,543
FirstFed Financial Corp. (b)	35,200	2,098,272
Flagstar Bancorp	20,200	382,386
Franklin Bank Corp. (b)	114,040	2,139,390
ITLA Capital Corp. (b)	4,700	253,330
MAF Bancorp, Inc.	18,443	786,225
Ocwen Financial Corp. (b)	20,400	137,904
Partners Trust Financial Group	18,200	194,376
Sterling Financial Corp. (b)	39,270	1,468,698
Tierone Corp.	15,400	417,802
Westcorp	117,300	6,148,866
WSFS Financial Corp.	7,900	432,209

		18,825,402

Schools (1.1%)
Career Education Corp. (b)	179,500	6,571,495
Corinthian Colleges, Inc. (b)	156,900	2,003,613

		8,575,108

Seismic Data Collection (0.1%)
Input/Output, Inc. (b)	138,160	867,645

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Semiconductors (4.9%)
Actel Corp. (b)	17,200	$239,080
Amkor Technology, Inc. (b)	16,000	72,000
Atmel Corp. (b)	1,627,100	3,856,227
Axcelis Technologies, Inc. (b)	712,600	4,888,436
Bookham, Inc. (b)	315,550	1,000,294
Brooks Automation, Inc. (b)	212,600	3,157,110
Cirrus Logic, Inc. (b)	9,300	49,383
Cohu, Inc.	9,300	186,465
Conexant Systems, Inc. (b)	965,800	1,554,938
Credence Systems Corp. (b)	38,600	349,330
Cypress Semiconductor Corp. (b)	347,600	4,376,284
Dsp Group, Inc. (b)	11,700	279,279
Emulex Corp. (b)	10,000	182,600
Exar Corp. (b)	7,200	107,208
Fairchild Semiconductor Corp. (b)	308,875	4,555,906
Genesis Microchip, Inc. (b)	9,800	180,908
Intergrated Silicon Solution (b)	14,800	109,668
Lattice Semiconductor Corp. (b)	30,500	135,420
LTX Corp. (b)	640,800	3,178,368
Mattson Technology, Inc. (b)	127,400	912,184
MKS Instruments, Inc. (b)	22,300	376,647
On Semiconductor Corp. (b)	420,200	1,932,920
Photronics, Inc. (b)	16,200	378,108
Skyworks Solutions, Inc. (b)	27,300	201,201
Standard Microsystems Corp. (b)	6,800	158,984
Veeco Instruments, Inc. (b)	88,400	1,439,152
Vitesse Semiconductor Corp. (b)	24,500	51,205
Zoran Corp. (b)	315,100	4,187,679

		38,096,984

Steel (0.9%)
Allegheny Technologies, Inc.	114,630	2,528,738
NS Group, Inc. (b)	12,100	393,371
Oregon Steel Mills, Inc. (b)	7,600	130,796
Reliance Steel & Aluminum Co.	19,600	726,572
Schnitzer Steel Industries, Inc.	7,800	184,860
Shaw Group, Inc. (b)	93,270	2,006,238
Steel Dynamics	29,400	771,750

		6,742,325

Telecommunications (2.5%)
Agere Systems, Inc. (b)	102,510	1,230,120
Arris Group, Inc. (b)	14,400	125,424

15

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Telecommunications (continued)
Asiainfo Holdings, Inc. (b)	5,900	$32,509
Broadwing Corp. (b)	30,580	141,280
C-COR.net Corp. (b)	5,600	38,360
Centennial Communications (b)	6,506	90,303
Comtech Telecommunications (b)	55,650	1,815,860
Ditech Communications Corp. (b)	13,000	84,370
Dobson Communications Corp., Class A (b)	1,780,800	7,586,207
General Communication, Inc. (b)	18,700	184,569
ITC Deltacom, Inc. (b)	43,500	36,975
MRV Communications, Inc. (b)	40,800	88,536
Newport Corp. (b)	6,500	90,090
NII Holdings, Inc. (b)	35,800	2,289,052
North Pittsburgh Systems, Inc.	9,100	177,996
Premiere Global Services, Inc. (b)	117,100	1,322,059
Primus Telecommunications Group, Inc. (b)	33,600	21,168
Sycamore Networks, Inc. (b)	29,300	101,085
Talk America Holdings, Inc. (b)	17,400	174,174
UbiquiTel, Inc. (b)	441,400	3,601,824
Utstarcom, Inc. (b)	17,800	133,322

		19,365,283

Textiles (0.2%)
Interface (b)	110,000	885,500
Kellwood Co.	20,200	543,380
Quiksilver, Inc. (b)	29,600	473,008

		1,901,888

Therapeutics (0.1%)
Avanir Pharmaceuticals, Class A (b)	149,200	417,760
United Therapeutics Corp. (b)	12,000	578,400

		996,160

Tobacco (0.3%)
Alliance One International, Inc.	59,800	359,398
Universal Corp.	38,700	1,694,286

		2,053,684

Toys (0.2%)
JAKKS Pacific, Inc. (b)	45,100	866,371
Marvel Enterprises, Inc. (b)	50,500	995,860

		1,862,231

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Transportation (3.1%)
AMERCO	5,800	$310,590
Arkansas Best Corp.	6,000	190,860
Covenant Transport, Inc., Class A (b)	11,700	154,440
EGL, Inc. (b)	155,100	3,151,632
Gatx Corp.	27,700	955,650
Greenbrier Cos., Inc.	6,800	184,280
Hornbeck Offshore Services, Inc. (b)	30,700	831,663
Hub Group, Inc., Class A (b)	44,400	1,112,220
Interpool, Inc.	12,500	268,125
Laidlaw International (b)	86,900	2,094,290
Offshore Logistics, Inc. (b)	73,500	2,413,740
Overnite Corp.	16,000	687,680
Overseas Shipholding Group, Inc.	29,500	1,759,675
RailAmerica, Inc. (b)	253,681	3,018,804
SCS Transportation, Inc. (b)	94,000	1,673,200
Swift Transportation Co., Inc. (b)	21,280	495,611
Tidewater, Inc.	97,000	3,697,640
U.S. Xpress Enterprises, Inc. (b)	14,600	173,886
Werner Enterprises, Inc.	23,700	465,468

		23,639,454

Travel Services (0.0%)
Navigant International, Inc. (b)	19,300	283,517

Utilities (4.0%)
Allegheny Energy, Inc. (b)	73,000	1,841,060
American States Water Co.	68,500	2,011,845
Atmos Energy Corp.	16,000	460,800
Avista Corp.	14,600	271,414
Black Hills Corp.	15,600	574,860
California Water Service Group	6,700	251,518
CH Energy Group, Inc.	10,300	500,889
Charter Communications, Inc. (b)	122,900	145,022
Cincinnati Bell, Inc. (b)	164,500	707,350
Cleco Corp.	19,700	424,929
CMS Energy Corp. (b)	177,280	2,669,837
Commonwealth Telephone Enterprises, Inc.	5,900	247,269
CT Communications, Inc.	40,100	523,305
Duquesne Light Holdings.	65,200	1,217,936
El Paso Electric Co. (b)	45,900	938,655
Idacorp, Inc.	14,400	441,072
Insight Communications Co., Inc. (b)	23,600	260,780
NICOR, Inc.	2,100	86,457

16

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Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Utilities (continued)
PNM Resource, Inc.	45,650	$1,315,177
Sierra Pacific Resources (b)	346,700	4,316,414
SJW Corp.	2,000	94,020
Southern Union Co. (b)	44,900	1,102,295
Southwest Gas Corp.	46,700	1,191,317
Southwestern Energy Co. (b)	87,100	4,091,958
Time Warner Telecom, Inc. (b)	28,500	168,720
Uil Holdings Corp.	3,400	182,954
UniSource Energy Corp.	55,000	1,691,250
Westar Energy, Inc.	130,500	3,135,915

		30,865,018

Wire and Cable Products (0.1%)
Encore Wire Corp. (b)	18,450	213,836
General Cable Corp. (b)	17,100	253,593

		467,429

Total Common Stocks		749,829,421

CASH EQUIVALENTS (2.3%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 3.34%, dated 06/30/05, due 07/01/05, repurchase price $17,415,930)	$17,414,314	17,414,314

Total Cash Equivalents		17,414,314

Shares or Principal Amount		Value

U.S. TREASURY NOTES (0.1%)
United States Treasury Note, 1.875%, 11/30/05 (c)	530,000	$526,915

Total U.S. Treasury Notes		526,915

WARRANT (0.0%)
Electrical Equipment (0.0%)
Del Global Tech Corp.	66	98

Total Warrant		98

Total Investments (Cost $732,345,615) (a) — 99.5%		767,770,748
Other assets in excess of liabilities — 0.5%		3,638,478

NET ASSETS — 100.0%		$771,409,226

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Collateral for futures.

ADR	American Depositary Receipt

CA	Canada

SG	Singapore

At June 30, 2005 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
27	Russell 2000 Future	09/16/05	$8,681,850	$74,272

See notes to financial statements.

17

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Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $714,931,300)	$750,356,434
Repurchase agreements, at cost and value	17,414,314

Total Investments	767,770,748

Interest and dividends receivable	804,314
Receivable for investments sold	12,845,633
Prepaid expenses and other assets	14,347

Total Assets	781,435,042

Liabilities:
Payable to custodian	201,172
Payable for investments purchased	9,189,481
Payable for variation margin on futures contracts	12,785
Accrued expenses and other payables:
Investment advisory fees	505,783
Fund administration and transfer agent fees	25,364
Distribution fees	9,045
Administrative servicing fees	82,038
Other	148

Total Liabilities	10,025,816

Net Assets	$771,409,226

Represented by:
Capital	$693,430,680
Accumulated net investment income (loss)	739,392
Accumulated net realized gain (losses) from investment and futures transactions	41,739,749
Net unrealized appreciation (depreciation) on investments and futures	35,499,405

Net Assets	$771,409,226

Net Assets:
Class I Shares	$671,406,180
Class II Shares	44,642,879
Class III Shares	1,649,943
Class IV Shares	53,710,224

Total	$771,409,226

Shares outstanding (unlimited number of shares authorized):
Class I Shares	55,161,872
Class II Shares	3,694,171
Class III Shares	135,358
Class IV Shares	4,412,306

Total	63,403,707

Net asset value and offering price per share:*
Class I Shares	$12.17
Class II Shares	$12.08
Class III Shares	$12.19
Class IV Shares	$12.17

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$160,386
Dividend income	4,908,688

Total Income	5,069,074

Expenses:
Investment advisory fees	3,321,111
Fund administration and transfer agent fees	256,203
Distribution fees Class II Shares	51,272
Administrative servicing fees Class I Shares	485,580
Administrative servicing fees Class II Shares	29,763
Administrative servicing fees Class III Shares	1,200
Administrative servicing fees Class IV Shares	37,721
Other**	146,832

Total Expenses	4,329,682

Net Investment Income (Loss)	739,392

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	52,416,190
Net realized gains (losses) on futures	(81,749)

Net realized gains (losses) on investment and futures transactions	52,334,441
Net change in unrealized appreciation/depreciation on investments and futures	(65,209,601)

Net realized/unrealized gains (losses) on investments	(12,875,160)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,135,768)

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

18

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$739,392	$(758,959)
Net realized gains (losses) on investment and futures transactions	52,334,441	134,254,078
Net change in unrealized appreciation/depreciation on investments and futures	(65,209,601)	(7,929,037)

Change in net assets resulting from operations	(12,135,768)	125,566,082

Distributions to Class I shareholders from:
Net investment income	—	(1,502)
Net realized gains on investments	(16,895,441)	(52,316,633)
Distributions to Class II shareholders from:
Net realized gains on investments	(1,132,630)	(2,917,493)
Distributions to Class III shareholders from:
Net investment income	—	(39)
Net realized gains on investments	(41,489)	(140,747)
Distributions to Class IV shareholders from:
From net investment income	—	(1,114)
From net realized gain on investment	(1,354,302)	(4,060,239)

Change in net assets from shareholder distributions	(19,423,862)	(59,437,767)

Change in net assets from capital transactions	(53,797,864)	699,628

Change in net assets	(85,357,494)	66,827,943
Net Assets:
Beginning of period	856,766,720	789,938,777

End of period	$771,409,226	$856,766,720

CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$19,383,227	$82,045,644
Dividends reinvested	16,895,428	52,318,109
Cost of shares redeemed	(91,442,114)	(154,125,647)

	(55,163,459)	(19,761,894)

Class II Capital Transactions:
Proceeds from shares issued	8,646,401	22,405,469
Dividends reinvested	1,132,630	2,917,492
Cost of shares redeemed	(5,450,900)	(4,389,395)

	4,328,131	20,933,566

Class III Capital Transactions:
Proceeds from shares issued	450,042	2,497,277
Dividends reinvested	41,489	140,786
Cost of shares redeemed	(793,807)	(3,277,456)

	(302,276)	(639,393)

Class IV Capital Transactions:
Proceeds from shares issued	1,471,871	7,649,124
Dividends reinvested	1,354,301	4,061,351
Cost of shares redeemed	(5,486,432)	(11,543,126)

	(2,660,260)	167,349

Change in net assets from capital transactions	$(53,797,864)	$699,628

19

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
SHARE TRANSACTIONS:
Class I Share Transactions:
Issued	$1,592,764	$6,753,115
Reinvested	1,409,127	4,142,368
Redeemed	(7,607,135)	(12,991,841)

	(4,605,244)	(2,096,358)

Class II Share Transactions:
Issued	720,569	1,868,697
Reinvested	95,179	232,284
Redeemed	(452,541)	(370,418)

	363,207	1,730,563

Class III Share Transactions:
Issued	37,033	203,927
Reinvested	3,457	11,129
Redeemed	(65,655)	(276,458)

	(25,165)	(61,402)

Class IV Share Transactions:
Issued	121,535	634,685
Reinvested	112,952	321,564
Redeemed	(458,048)	(976,493)

	(223,561)	(20,244)

See notes to financial statements.

20

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

GVIT Small Cap Value Fund

		Investment Activities			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains (Losses)	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2000	$9.72	(0.02)	1.06	1.04	—		(2.06)	(2.06)	$8.70	11.20%		$280,110	1.05%		(0.31%)		1.20%	(0.46%)	181.85%
Year Ended December 31, 2001(c)	$8.70	—	2.44	2.44	—		(0.78)	(0.78)	$10.36	28.28%		$697,860	1.05%		0.04%		1.15%	(0.06%)	164.87%
Year Ended December 31, 2002	$10.36	—	(2.78)	(2.78)	—		(0.21)	(0.21)	$7.37	(27.16%)		$467,165	1.11%		0.01%		1.11%	0.01%	127.77%
Year Ended December 31, 2003	$7.37	(0.02)	4.21	4.19	—		—	—	$11.56	56.85%		$715,099	1.11%		(0.18%)		(k)	(k)	126.29%
Year Ended December 31, 2004	$11.56	(0.01)	2.01	2.00		(h)	(0.94)	(0.94)	$12.62	17.30%		$754,412	1.11%		(0.09%)		(k)	(k)	132.11%
Six Months Ended June 30, 2005 (Unaudited)	$12.62	0.01	(0.15)	(0.14)	—		(0.31)	(0.31)	$12.17	(1.04	%)(i)	$671,406	1.11	%(j)	0.11	%(j)	(k)	(k)	78.72%

Class II Shares
Period Ended December 31, 2002(d)	$10.26	—	(2.68)	(2.68)	—		(0.21)	(0.21)	$7.37	(26.46	%)(i)	$1,472	1.32	%(j)	0.13	%(j)	(k)	(k)	127.77%
Year Ended December 31, 2003(e)	$7.37	(0.04)	4.20	4.16	—		—	—	$11.53	56.45%		$18,446	1.36%		(0.41%)		(k)	(k)	126.29%
Year Ended December 31, 2004	$11.53	(0.03)	1.99	1.96	—		(0.94)	(0.94)	$12.55	17.00%		$41,804	1.36%		(0.30%)		(k)	(k)	132.11%
Six Months Ended June 30, 2005 (Unaudited)	$12.55	(0.01)	(0.15)	(0.16)	—		(0.31)	(0.31)	$12.08	(1.20	%)(i)	$44,643	1.36	%(j)	(0.13	%)(j)	(k)	(k)	78.72%

Class III Shares
Period Ended December 31, 2002(f)	$10.48	—	(2.89)	(2.89)	—		(0.21)	(0.21)	$7.38	(27.88	%)(i)	$63	1.07	%(j)	0.60	%(j)	(k)	(k)	127.77%
Year Ended December 31, 2003(e)	$7.38	(0.01)	4.20	4.19	—		—	—	$11.57	56.78%		$2,568	1.11%		(0.13%)		(k)	(k)	126.29%
Year Ended December 31, 2004	$11.57	(0.01)	2.02	2.01		(h)	(0.94)	(0.94)	$12.64	17.37%		$2,029	1.11%		(0.09%)		(k)	(k)	132.11%
Six Months Ended June 30, 2005 (Unaudited)	$12.64	0.01	(0.15)	(0.14)	—		(0.31)	(0.31)	$12.19	(1.03	%)(i)	$1,650	1.11	%(j)	0.10	%(j)	(k)	(k)	78.72%

Class IV Shares
Period Ended December 31, 2003(g)	$7.49	(0.01)	4.08	4.07	—		—	—	$11.56	54.34	%(i)	$53,826	1.10	%(j)	(0.18	%)(j)	(k)	(k)	126.29%
Year Ended December 31, 2004	$11.56	(0.01)	2.01	2.00		(h)	(0.94)	(0.94)	$12.62	17.30%		$58,521	1.11%		(0.08%)		(k)	(k)	132.11%
Six Months Ended June 30, 2005 (Unaudited)	$12.62	0.01	(0.15)	(0.14)	—		(0.31)	(0.31)	$12.17	(1.04	%)(i)	$53,710	1.11	%(j)	0.11	%(j)	(k)	(k)	78.72%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

(e)	Net investment income (loss) is based on average shares outstanding during the period.

(f)	For the period from May 3, 2002 (commencement of operations) through December 31, 2002.

(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(h)	The amount is less than $0.005.

(i)	Not annualized.

(j)	Annualized.

(k)	There were no fee reductions during the period.

See notes to financial statements.

21

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, was subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the GVIT Small Cap Value Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the

22

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities it intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

23

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

(f)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$6,015,048	$87,914,389	$(58,504,303)	$29,410,085

(h)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income,

24

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers*
- The Dreyfus Corporation
- JPMorgan Investment Management, Inc.

*	GMF, as investment adviser, directly manages a portion of the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, GMF pays fees to the subadvisers. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadvisers is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $200 million	0.90%	0.40%	0.50%
$200 million or more	0.85%	0.40%	0.45%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

25

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class II shares of the Fund and 0.20% of Class IV shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $605,062,895 and sales of $678,376,485.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

26

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:

FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

27

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

28

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

29

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of march FIRST, a global management consulting firm prior to 2002.	84	None

30

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

31

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

32

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr. Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

33

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34

GVIT Small Cap Growth Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

9	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

GVIT Small Cap Growth Fund

For the semiannual period ended June 30, 2005, the GVIT Small Cap Growth Fund returned -0.88% (Class I at NAV) versus -3.58% for its benchmark, the Russell 2000® Growth Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Growth Funds was -0.22%.

The Fund is subadvised by Oberweis Asset Management, Inc. and Waddell & Reed Investment Management Co., which returned -3.55% and 3.07% for their respective sleeves of the Fund.

Oberweis Asset Management, Inc.

The first quarter of 2005 proved to be a challenge for small-capitalization investors. The global trade deficit, rising interest rates and an uncertain economic picture led to a swift correction during that time frame. Fortunately, the second quarter proved remarkably better, as attractive valuations and a clearer economic picture led to a rally for small caps.

The greatest detractors from sleeve performance included Altiris, Inc.; Ceradyne, Inc.; and Silicon Image, Inc. Altiris had lower-than-expected results, citing a weak environment for the company’s information technology software. The company then pre-announced lower-than-anticipated results a second time. Based on the trend in weak end-user demand for its products, we sold the stock. Ceradyne pre-announced a weaker-than-expected quarter primarily as a result of the U.S. government’s shifting its demand for a certain type of body armor earlier than had been anticipated. The company did retain the contract, however, and pushed much of the company’s results out to later quarters. We still hold the stock in the portfolio, and it has doubled in price from lows it set in April. Silicon Image missed quarterly expectations due to a weak semiconductor environment. The company also announced multiple management changes and the resignation of directors from its board; in addition, an anticipated new product has yet to lead to meaningful revenue. Because of these factors, we sold the stock.

Top contributors to sleeve performance included LCA-Vision Inc., Hansen Natural Corp. and aQuantive, Inc. LCA-Vision provides laser refractive eye surgery through 44 vision correction centers in the United States and Canada. Hansen manufactures alternative beverages, including energy drinks such as the popular Monster Energy drink. aQuantive is an online advertising agency that provides media buying, planning and campaign management to companies interested in advertising on the Internet.

From a sector perspective, our portfolios tend to be overweighted in sectors with above-average growth opportunities. With that in mind, our largest sector overweights continue to be health care, technology and consumer discretionary. Health care, with a 27.55% weighting in the Fund compared to 19.91% for the Russell 2000 Growth Index, performed well, particularly during the second quarter as returns for our health-care investments outpaced those of their counterparts in the Index. However, an overweight in technology hurt Fund performance in both the first and second quarters.

We attempt to invest in high-growth companies before these companies become well known among institutional investors. As a result, the average company size of the sleeve’s holdings tends to be somewhat smaller than that of our peers, and the average earnings growth rate of holdings tends to be higher.

Waddell & Reed Investment Management Co.

Overall, the financial markets were restrained throughout the period, primarily due to rising short-term interest rates and increasing oil prices. Unfortunately, we do not foresee those circumstances changing for the better in the near term. Investors’ hope for signs of a more tepid economy, which could potentially allow the Federal Reserve to terminate its interest-rate-increasing campaign, have not materialized, although oil prices soared to historical highs.

The second quarter of 2005 is best characterized by a rebound of some of the biggest losers from the previous quarter. Health care jumped 8.4% toward the end of the second quarter after a decline of 10.1% from January to March. Telecommunications and utilities also produced more than 10% returns after posting negative results in the first quarter. Energy was the exception, with strong positive returns throughout the six-month period. By contrast, technology remained sluggish during the same period and remains the worst sector from the 2002-2003 market trough.

The consumer discretionary sector contributed positively to the sleeve’s performance, while the consumer staples sector was the largest detractor. Given the volatility and cyclical nature of energy and technology, we remain underweight in the sectors. We believe the opportunistic nature of these groups is not in line with our larger emphasis on high, stable profitability. As we look ahead, our greater concentration remains in the health-care and consumer discretionary sectors.

Overall, our higher-quality, mainstream holdings continued to edge out lower-quality companies, defined by their negative earnings and smaller size. This is a significant point, given that in the recent past, some performance boosts resulted from a spurt of more speculative strategies rather than from higher-quality holdings that may be part of a longer-term strategy.

PORTFOLIO MANAGERS:

Oberweis Asset Management, Inc.: James W. Oberweis

Waddell & Reed Investment Management Co.: Mark G. Seferovich, Kenneth McQuade

1

GVIT Small Cap Growth Fund (Continued)

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

Russell 2000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the largest 2,000 U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428

2

Fund Performance	GVIT Small Cap Growth Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five year	Inception[2]
Class I3	-0.88%	8.64%	-6.47%	7.30%
Class II4	-1.03%	8.40%	-6.71%	7.08%
Class III[4]	-0.89%	8.70%	-6.58%	7.20%
*	Not Annualized.
1	Not subject to any sales charges.
2	The Fund commenced operations on May 1, 1999.
3	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
4	These returns until the creation of the Class II shares (March 7, 2002) and Class III shares (July 5, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II and Class III shares would have produced, because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares: if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Small Cap Growth Fund, the Russell 2000 Growth Index (Russell 2000 Growth)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Russell 2000 Growth is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the smallest 2,000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	GVIT Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

			Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Small Cap Growth
Class I	Actual		$1,000	$991	$5.97	1.21%
	Hypothetical	[1]	$1,000	$1,019	$6.08	1.21%
Class II	Actual		$1,000	$990	$7.20	1.46%
	Hypothetical	[1]	$1,000	$1,018	$7.33	1.46%
Class III	Actual		$1,000	$991	$5.92	1.20%
	Hypothetical	[1]	$1,000	$1,019	$6.03	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	GVIT Small Cap Growth Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	94.5%
Cash Equivalents	4.9%
Other Investments*	11.6%
Liabilities in excess of other assets**	-11.0%

100.0%

Top Holdings***
aQuantive, Inc.	2.2%
American Healthways, Inc.	2.0%
Corporate Executive Board Co. (The )	2.0%
ITT Educational Services, Inc.	1.9%
Kos Pharmaceuticals, Inc.	1.8%
O’Reilly Automotive, Inc.	1.8%
FactSet Research Systems, Inc.	1.7%
Cerner Corp.	1.7%
Getty Images, Inc.	1.7%
Newfield Exploration Co.	1.6%
Other Holdings	81.6%

100.0%

Top Industries
Medical Products	5.2%
Computer Software & Services	4.6%
Drugs and Pharmaceuticals	4.4%
Financial Services	4.3%
Advertising Agencies	4.2%
Auto Parts & Equipment	4.1%
Internet	3.9%
Medical & Dental Instruments & Supplies	3.7%
Health Care Facilities	3.5%
Computer Services, Software & Systems	3.3%
Other Industries	58.8%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

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GVIT SMALL CAP GROWTH FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (94.5%)
Advertising Agencies (4.2%)
aQuantive, Inc. (b)	188,630	$3,342,523
Greenfield Online, Inc. (b)	42,437	515,610
ValueClick, Inc. (b)	98,649	1,216,342
Ventiv Health, Inc. (b)	62,378	1,202,648

		6,277,123

Advertising Services (1.7%)
Getty Images, Inc. (b)	33,750	2,506,275

Aerospace (0.7%)
MTC Technologies, Inc. (b)	27,293	1,005,201

Audio and Video Products (0.2%)
Sonic Solutions (b)	16,000	297,600

Auto Parts & Equipment (4.1%)
Gentex Corp.	117,400	2,136,680
LKQ Corp. (b)	52,697	1,430,724
O’Reilly Automotive, Inc. (b)	89,400	2,665,014

		6,232,418

Banks: Outside New York City (0.1%)
Mercantile Bank Corp.	4,000	175,880

Biotechnology Research & Production (2.0%)
Anika Therapeutics, Inc. (b)	54,824	629,928
Arthrocare Corp. (b)	32,900	1,149,526
Kensey Nash Corp. (b)	19,433	587,654
Vnus Medical Technologies (b)	56,382	678,275

		3,045,383

Casinos & Gambling (1.1%)
Scientific Games Corp. (b)	63,400	1,707,362

Commercial Information Services (0.9%)
Audible, Inc. (b)	74,680	1,297,192

Commercial Services (1.4%)
CoStar Group, Inc. (b)	30,800	1,342,880
Vertrue, Inc. (b)	18,150	707,124

		2,050,004

Computer Services, Software & Systems (3.3%)
Digital River, Inc. (b)	13,236	420,243
Merge Technologies, Inc. (b)	40,944	767,700
PDF Solutions, Inc. (b)	51,846	680,220
RightNow Technologies, Inc. (b)	49,196	591,336
Safenet, Inc. (b)	39,279	1,337,843
Synaptics, Inc. (b)	28,106	600,344
TALX Corp.	19,531	564,641

		4,962,327

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Computer Software & Services (4.6%)
Avid Technology, Inc. (b)	34,000	$1,811,519
Cerner Corp. (b)	37,250	2,531,882
EPIQ Systems, Inc. (b)	44,910	734,728
Intergraph Corp. (b)	13,500	465,210
MicroStrategy, Inc. (b)	23,100	1,225,224

		6,768,563

Computer Technology (1.0%)
Hutchinson Technology, Inc. (b)	18,577	715,400
M-Systems Flash Disk Pioneers Ltd. (b)	38,457	737,221

		1,452,621

Construction & Engineering (1.1%)
Chicago Bridge & Iron Co.	71,200	1,627,632

Consulting Services (0.7%)
Cra International, Inc. (b)	17,321	932,736
Lecg Corp. (b)	3,700	78,662

		1,011,398

Consumer Products (0.6%)
USANA Health Sciences, Inc. (b)	22,591	955,599

Diversified Financial Services (1.2%)
Euronet Worldwide, Inc. (b)	63,747	1,853,125

Drugs & Pharmaceuticals (4.4%)
Kos Pharmaceuticals, Inc. (b)	42,080	2,756,240
Salix Pharmaceuticals, Inc. (b)	43,003	759,433
SFBC International, Inc. (b)	51,362	1,984,114
United Therapeutics Corp. (b)	22,886	1,103,105

		6,602,892

E-Commerce & Products (0.6%)
Provide Commerce, Inc. (b)	40,900	883,031

Education (1.9%)
ITT Educational Services, Inc. (b)	52,700	2,815,234

Educational Software (0.9%)
Blackboard, Inc. (b)	56,200	1,344,304

Electronics (1.3%)
Cree, Inc. (b)	75,450	1,921,712

Electronics—Medical Systems (0.6%)
Hologic, Inc. (b)	22,956	912,501

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GVIT SMALL CAP GROWTH FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Electronics—Semiconductors (1.5%)
PowerDsine Ltd. (b)	104,235	$1,042,350
Silicon Motion Technology Corp. ADR-TW (b)	37,000	388,500
Tessera Technologies, Inc. (b)	23,444	783,264

		2,214,114

Energy Miscellaneous (1.1%)
Veritas DGC, Inc. (b)	61,216	1,698,132

Entertainment Software (1.2%)
Take-Two Interactive Software, Inc. (b)	72,390	1,842,326

Financial (1.5%)
Financial Federal Corp.	60,050	2,320,332

Financial & Miscellaneous (0.5%)
Portfolio Recovery Associates, Inc. (b)	17,995	756,150

Financial Services (4.3%)
City National Corp.	13,200	946,572
Corporate Executive Board Co. (The )	37,900	2,968,707
FactSet Research Systems, Inc.	72,875	2,611,840

		6,527,119

Food & Beverage (1.1%)
J.M. Smucker Co. (The)	35,700	1,675,758

Health Care Facilities (3.5%)
American Healthways, Inc. (b)	72,864	3,079,962
LCA-Vision, Inc.	45,792	2,219,080

		5,299,042

Health Care Management Services (0.5%)
Centene Corp. (b)	22,827	766,531

Health Care Products (0.0%)
Adeza Biomedical Corp. (b)	1,600	27,168

Health Care Services (3.0%)
AmSurg Corp. (b)	78,500	2,173,665
Dendrite International, Inc. (b)	132,400	1,827,120
Lhc Group, Inc (b)	30,466	553,872

		4,554,657

Home Building (0.8%)
Desarrolladora Homex SA de CV (b)	42,756	1,172,370

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Identification Systems (0.5%)
Cogent, Inc. (b)	28,200	$805,110

Insurance: Multi-Line (0.3%)
HealthExtras, Inc. (b)	25,481	511,404

Internet (3.9%)
Jupiter Media Corp. (b)	43,418	743,750
Checkfree Corp. (b)	66,306	2,258,382
Online Resources Corp. (b)	73,670	833,208
Openwave Systems, Inc. (b)	63,279	1,037,776
Stamps.com, Inc. (b)	53,405	1,001,344

		5,874,460

Jewelry (0.3%)
Charles & Colvard Ltd.	20,075	492,840

Lawn & Garden Services (1.0%)
Scotts Co. (The) (b)	20,200	1,438,442

Machinery—Thermal Process (0.8%)
TurboChef Technologies, Inc. (b)	69,343	1,242,627

Machinery, Equipment, & Supplies (0.5%)
Bucyrus International, Inc. Class A	19,000	721,620

Machinery: Construction & Handling (0.9%)
A.S.V., Inc. (b)	33,096	1,341,712

Manufacturing & Consumer Goods (0.5%)
Parlux Fragrances, Inc. (b)	29,042	803,592

Medical (0.2%)
Angiotech Pharmaceuticals, Inc. (b)	21,000	291,060

Medical & Dental Instruments & Supplies (3.7%)
American Science & Engineering, Inc. (b)	18,350	814,006
Kyphon, Inc. (b)	59,626	2,074,388
Laserscope (b)	26,847	1,112,540
Lifecell Corp. (b)	102,517	1,620,794

		5,621,728

Medical Products (5.2%)
Advanced Medical Optics (b)	41,151	1,635,752
Allscripts Healthcare Solutions, Inc. (b)	98,400	1,634,424
Aspect Medical Systems, Inc. (b)	25,479	757,745
Intralase Corp. (b)	49,057	962,498
Martek Biosciences Corp. (b)	41,700	1,582,515
Syneron Medical Ltd. (b)	28,732	1,051,304

		7,624,238

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GVIT SMALL CAP GROWTH FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Miscellaneous Materials & Processing (1.0%)
Ceradyne, Inc. (b)	62,743	$1,510,224

Oil & Gas (1.6%)
Newfield Exploration Co. (b)	62,100	2,477,169

Oil: Crude Producers (2.5%)
Atp Oil & Gas Corp. (b)	36,391	851,549
Carrizo Oil & Gas, Inc. (b)	116,089	1,980,478
Whiting Petroleum Corp. (b)	26,012	944,496

		3,776,523

Optical Supplies (0.2%)
Shamir Optical Industry Ltd. (b)	16,348	264,020

Pharmaceuticals (0.3%)
MGI Pharma, Inc. (b)	17,400	378,624

Resorts & Theme Parks (1.1%)
Vail Resorts, Inc. (b)	61,100	1,716,910

Retail (1.0%)
Fossil, Inc. (b)	65,250	1,481,175

Services: Commercial (1.0%)
Ctrip.com International Ltd. ADR-KY	28,505	1,450,334

Soft Drinks (0.8%)
Hansen Natural Corp. (b)	15,047	1,274,782

Software & Services (0.2%)
Concur Technologies, Inc. (b)	32,327	340,403

Sporting & Recreational Goods (0.6%)
Cabelas, Inc. (b)	36,200	773,232
Zumiez, Inc. (b)	3,700	107,855

		881,087

Technology (1.7%)
AudioCodes Ltd. (b)	99,931	994,313
Ixia (b)	83,525	1,623,726

		2,618,039

Telecommunications (1.0%)
Glenayre Technologies, Inc. (b)	124,622	469,825
Orckit Communications Ltd. (b)	39,928	1,056,495

		1,526,320

Transportation (2.4%)
J.B. Hunt Transport Services, Inc.	100,200	1,933,860
Kansas City Southern Industries, Inc. (b)	86,250	1,740,525

		3,674,385

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Veterinary Diagnostics (1.0%)
VCA Antech, Inc. (b)	60,500	$1,467,125

Wholesale & International Trade (1.3%)
Central European Distribution Corp. (b)	50,452	1,883,373

Wireless Telecommunication Services (1.4%)
Jamdat Mobile, Inc. (b)	73,641	2,038,383

Total Common Stocks		142,086,785

CASH EQUIVALENTS (4.9%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.49%, dated 06/30/05, due 07/01/05, repurchase price $7,365,712)	$7,364,997	7,364,997

Total Cash Equivalents		7,364,997

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (11.6%)
Pool of short-term securities for Gartmore Variable Trust Funds — note 2 (Securities Lending)	17,486,673	17,486,673

Total Short-Term Securities Held as Collateral for Securities Lending		17,486,673

Total Investments (Cost $132,390,277) (a) — 111.0%		166,938,455
Liabilities in excess of other assets — (11.0)%		(16,515,699)

NET ASSETS — 100.0%		$150,422,756

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

KY	Cayman Islands

TW	Taiwan

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP GROWTH FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $125,025,280)	$159,573,458
Repurchase agreements, at cost and value	7,364,997

Total Investments	166,938,455

Cash	115,938
Interest and dividends receivable	43,272
Receivable for investments sold	1,837,990
Prepaid expenses and other assets	21,948

Total Assets	168,957,603

Liabilities:
Payable for investments purchased	895,249
Payable for collateral received for securities on loan	17,486,673
Accrued expenses and other payables:
Investment advisory fees	116,502
Fund administration and transfer agent fees	4,337
Distribution fees	3,125
Administrative servicing fees	15,715
Other	13,246

Total Liabilities	18,534,847

Net Assets	$150,422,756

Represented by:
Capital	$167,882,878
Accumulated net investment income (loss)	(634,106)
Accumulated net realized gain (losses) from investments	(51,374,194)
Net unrealized appreciation (depreciation) on investments	34,548,178

Net Assets	$150,422,756

Net Assets:
Class I Shares	$133,883,473
Class II Shares	15,636,930
Class III Shares	902,353

Total	$150,422,756

Shares outstanding (unlimited number of shares authorized):
Class I Shares	9,180,395
Class II Shares	1,081,273
Class III Shares	62,233

Total	10,323,901

Net asset value and offering price per share:*
Class I Shares	$14.58
Class II Shares	$14.46
Class III Shares	$14.50

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$119,699
Dividend income	121,040
Income from securities lending	40,600

Total Income	281,339

Expenses:
Investment advisory fees	706,718
Fund administration and transfer agent fees	49,907
Distribution fees Class II Shares	18,415
Administrative servicing fees Class I Shares	97,224
Administrative servicing fees Class II Shares	10,662
Administrative servicing fees Class III Shares	598
Other**	31,921

Total Expenses	915,445

Net Investment Income (Loss)	(634,106)

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses)	2,963,116
Net change in unrealized appreciation/depreciation on investments	(4,933,095)

Net realized/unrealized gains (losses) on investments	(1,969,979)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,604,085)

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

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GVIT SMALL CAP GROWTH FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(634,106)	$(1,415,886)
Net realized gains (losses) on investment transactions	2,963,116	11,561,717
Net change in unrealized appreciation/depreciation on investments	(4,933,095)	10,003,116
Change in net assets resulting from operations	(2,604,085)	20,148,947

Change in net assets from capital transactions	(20,421,692)	(13,497,910)

Change in net assets	(23,025,777)	6,651,037
Net Assets:
Beginning of period	173,448,533	166,797,496

End of period	$150,422,756	$173,448,533

CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$24,678,686	$65,684,679
Cost of shares redeemed	(44,916,399)	(84,230,503)

	(20,237,713)	(18,545,824)

Class II Capital Transactions:
Proceeds from shares issued	2,752,244	8,459,820
Cost of shares redeemed	(2,857,997)	(3,277,063)

	(105,753)	5,182,757

Class III Capital Transactions:
Proceeds from shares issued	181,307	768,352
Cost of shares redeemed	(259,533)	(903,195)

	(78,226)	(134,843)

Change in net assets from capital transactions	$(20,421,692)	$(13,497,910)

SHARE TRANSACTIONS:
Class I Share Transactions:
Issued	1,769,436	4,955,945
Redeemed	(3,229,368)	(6,417,401)

	(1,459,932)	(1,461,456)

Class II Share Transactions:
Issued	198,374	657,393
Redeemed	(206,799)	(252,516)

	(8,425)	404,877

Class III Share Transactions:
Issued	12,950	59,336
Redeemed	(18,846)	(67,004)

	(5,896)	(7,668)

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

GVIT SMALL CAP GROWTH FUND

		Investment Activities:			Distributions					Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains (Losses)	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2000	$19.69	(0.02)	(3.10)	(3.12)	(0.33)	(0.33)	$16.24	(16.17%)		$93,891	1.30%		(0.22%)		1.60%	(0.52%)	182.48%
Year Ended December 31, 2001(c)	$16.24	(0.07)	(1.69)	(1.76)	—	—	$14.48	(10.84%)		$143,982	1.30%		(0.65%)		1.43%	(0.78%)	124.61%
Year Ended December 31, 2002	$14.48	(0.11)	(4.71)	(4.82)	—	—	$9.66	(33.29%)		$100,308	1.35%		(1.03%)		1.35%	(1.03%)	165.97%
Year Ended December 31, 2003	$9.66	(0.11)	3.42	3.31	—	—	$12.97	34.27%		$156,978	1.34%		(1.03%)		(h)	(h)	121.69%
Year Ended December 31, 2004	$12.97	(0.12)	1.86	1.74	—	—	$14.71	13.42%		$156,535	1.21%		(0.90%)		(h)	(h)	112.22%
Six Months Ended June 30, 2005 (Unaudited)	$14.71	(0.06)	(0.07)	(0.13)	—	—	$14.58	(0.88	%)(f)	$133,883	1.21	%(g)	(0.83	%)(g)	(h)	(h)	27.30%

Class II Shares
Period Ended December 31, 2002(d)	$13.59	(0.04)	(3.92)	(3.96)	—	—	$9.63	(29.14	%)(f)	$1,652	1.63	%(g)	(1.33	%)(g)	(h)	(h)	165.97%
Year Ended December 31, 2003	$9.63	(0.09)	3.37	3.28	—	—	$12.91	34.06%		$8,842	1.59%		(1.29%)		(h)	(h)	121.69%
Year Ended December 31, 2004	$12.91	(0.12)	1.82	1.70	—	—	$14.61	13.17%		$15,917	1.47%		(1.16%)		(h)	(h)	112.22%
Six Months Ended June 30, 2005 (Unaudited)	$14.61	(0.07)	(0.08)	(0.15)	—	—	$14.46	(1.03	%)(f)	$15,637	1.46	%(g)	(1.08	%)(g)	(h)	(h)	27.30%

Class III Shares
Period Ended December 31, 2002(e)	$10.95	(0.04)	(1.29)	(1.33)	—	—	$9.62	(12.15	%)(f)	$17	1.27	%(g)	(0.94	%)(g)	(h)	(h)	165.97%
Year Ended December 31, 2003	$9.62	(0.05)	3.33	3.28	—	—	$12.90	34.10%		$978	1.34%		(1.04%)		(h)	(h)	121.69%
Year Ended December 31, 2004	$12.90	(0.14)	1.87	1.73	—	—	$14.63	13.41%		$996	1.21%		(0.91%)		(h)	(h)	112.22%
Six Months Ended June 30, 2005 (Unaudited)	$14.63	(0.06)	(0.07)	(0.13)	—	—	$14.50	(0.89	%)(f)	$902	1.20	%(g)	(0.82	%)(g)	(h)	(h)	27.30%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from March 7, 2002 (commencement of operations) through December 31, 2002.

(e)	For the period from July 5, 2002 (commencement of operations) through December 31, 2002.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See notes to financial statements.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, was subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the GVIT Small Cap Growth Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(i)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Commercial Paper	MacQuarie Bank Ltd.	$998,736	3.25%	07/01/05
Domestic Certificates of Deposit — Fixed	Washington Mutual Bank FA	1,700,443	3.15%	08/01/05
Funding Agreement	GE Life and Annuity	1,000,000	3.32%	07/14/05
Master Note — Floating	CDC Financial Product Inc.	6,500,000	3.54%	07/01/05
Medium Term Note — Floating	General Electric Capital Corp.	1,000,171	3.37%	09/08/05
Repurchase Agreements	Nomura Securities	6,287,323	3.48%	07/01/05

As of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$17,214,143	$17,486,673

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$589,177	$36,783,917	$(2,824,916)	$33,959,001

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers
- Waddell & Reed Investment Management Company
- Oberweis Asset Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.95% based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, GMF pays fees of 0.60% to the subadvisers.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $39,292,526 and sales of $59,373,882.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

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Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

December 31, 2004

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

December 31, 2004

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

December 31, 2004

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

25

Gartmore GVIT Worldwide Leaders Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

8	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Worldwide Leaders Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Worldwide Leaders Fund returned 0.60% (Class I at NAV) versus -0.40% for its benchmark, the Morgan Stanley Capital International (MSCI) World Index. For broader comparison, the average return for the Fund’s Lipper peer category of Global Core Funds was -0.59%.

In local currency terms, international stock markets significantly outperformed their U.S. counterparts during the first six months of the year. However, a surge in the U.S. dollar during the second quarter offset much of the rise in international markets. Increases in the value of the U.S. dollar undercut market gains abroad when transactions are converted from weaker foreign currencies to U.S. dollars.

The Fund was helped most by favorable stock selection in information technology, along with stock picking in materials and energy. In technology, Apple Computer, Inc. was a standout. Sales of the iPod, the company’s portable digital music player, continued to be robust, and multimedia applications related to the iPod drove brisk sales of Apple’s computers. However, we felt that the stock’s valuation had become stretched, and we liquidated our position to lock in profits. Also turning in a strong performance was South Korea’s Hynix Semiconductor Inc., which surged by more than 40% due to improving demand for its chips as well as positive investor sentiment, triggered in part by industry bellwether Intel Corp., which in June raised its second-quarter revenue and earnings estimates.

In the materials sector, the Fund was helped by its exposure to U.K. mining stock Rio Tinto Ltd., which has projects in Australia and New Zealand, among other locations. Another strong contributor was Australian coal mining stock BHP Billiton, one of the Fund’s largest holdings, on average, during the period. Demand for coal from China and the United States continued to drive this stock’s performance. In energy, ConocoPhillips and Canada’s Suncor Energy Inc. were two of the Fund’s strongest contributors; both companies particularly benefited from their refining operations.

On the negative side, stock selection in financials and industrials detracted from the Fund’s returns versus the Index. Nomura Holdings, Inc. also detracted from Fund results, because the company’s brokerage revenues suffered from Japan’s stagnant stock market. Meanwhile, German industrial conglomerate Siemens AG was hampered by investors’ uncertainty about management’s efforts to streamline and revitalize the company.

Among individual holdings, media conglomerate The News Corp. Ltd. was one of the Fund’s largest detractors. Although the stock lost ground during the period, in our opinion News Corp. remained financially strong.

We anticipate a reasonably favorable backdrop for the balance of 2005. That said, we believe that stock selection will be important due to sluggish economic growth in many developed countries and uneven gains in corporate profits. When economic growth is sluggish, it takes careful research and analysis to find companies with the potential for above-average earnings gains. Often, the stocks of these promising companies are driven by product cycles and other factors that are less dependent on overall economic conditions. Accordingly, we will continue to spend the majority of our time on bottom-up, fundamental analysis of individual companies, and allow that process to drive the Fund’s country and sector allocations.

PORTFOLIO MANAGER: Neil Rogan

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Morgan Stanley Capital International (MSCI) World IndexSM: An unmanaged, free float-adjusted, market-capitalization index that is designed to measure the performance of global developed-market equities.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market

1

Gartmore GVIT Worldwide Leaders Fund (Continued)

indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Gartmore GVIT Worldwide Leaders Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Inception[2]
Class I3	0.60%	17.62%	-3.28%	2.91%
Class III[4]	0.60%	17.63%	-3.28%	2.91%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on October 31, 1997.
3	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
4	These returns until Class III shares (July 5, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class III shares would have produced, because all classes of shares invest in the same portfolio of securities. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares: if these fees were reflected, the annual returns for Class III shares would have been lower

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Worldwide Leaders Fund, the Morgan Stanley Capital International World Index (MSCI World)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The MSCI World is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Worldwide Leaders Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

			Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Worldwide Leaders Fund
Class I	Actual		$1,000	$1,006	$6.47	1.30%
	Hypothetical	[1]	$1,000	$1,019	$6.53	1.30%
Class III	Actual		$1,000	$1,006	$6.52	1.31%
	Hypothetical	[1]	$1,000	$1,019	$6.58	1.31%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	Gartmore GVIT Worldwide Leaders Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	97.1%
Cash Equivalents	0.2%
Other assets in excess of liabilities	2.7%

100.0%

Top Holdings*
Fortum Oyj	5.4%
ConocoPhillips	5.4%
BHP Billiton PLC	5.2%
Starwood Hotels & Resorts Worldwide, Inc.	4.9%
Caterpillar, Inc.	4.7%
Microsoft Corp.	4.2%
Cheung Kong (Holdings) Ltd.	4.1%
Motorola, Inc.	4.1%
ABN AMRO Holdings NV	4.0%
UniCredito Italiano	4.0%
Other Holdings	54.0%

100.0%

Top Industries
Oil & Gas	14.7%
Computer Software & Services	12.9%
Banking	11.0%
Financial Services	6.5%
Real Estate	6.5%
Transportation	6.4%
Mining	5.2%
Hotel & Gaming	4.9%
Machinery & Equipment	4.7%
Telecommunications	4.1%
Other Industries	23.1%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT WORLDWIDE LEADERS FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principle Amount		Value

COMMON STOCKS (97.1%)
AUSTRALIA (4.8%)
Coal (1.8%)
Excel Coal Ltd. (c)	109,031	$618,444

Computer Software & Services (3.0%)
Computershare Ltd. (c)	243,670	1,079,605

		1,698,049

CANADA (3.9%)
Oil & Gas (3.9%)
Suncor Energy, Inc. (c)	29,330	1,386,997

FINLAND (5.4%)
Oil & Gas (5.4%)
Fortum Oyj (c)	119,520	1,917,240

FRANCE (3.0%)
Banking (3.0%)
BNP Paribas SA (c)	15,300	1,045,420

HONG KONG (4.1%)
Real Estate (4.1%)
Cheung Kong (Holdings) Ltd. (c)	150,000	1,455,026

IRELAND (3.5%)
Transportation (3.5%)
Ryanair Holdings PLC ADR (b) (c)	27,900	1,251,036

ITALY (4.0%)
Banking (4.0%)
UniCredito Italiano (c)	267,000	1,408,275

JAPAN (3.4%)
Internet (1.0%)
Livedoor Co. Ltd (b) (c)	100,000	356,202

Real Estate (2.4%)
Mitsui Fudosan Co. Ltd. (c)	77,000	858,967

		1,215,169

NETHERLANDS (4.0%)
Banking (4.0%)
ABN AMRO Holdings NV (c)	58,200	1,430,437

SOUTH KOREA (1.7%)
Electronics (1.7%)
Hynix Semiconductor, Inc. (b) (c)	36,100	584,450

Shares or Principle Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (12.2%)
Gambling (1.0%)
PartyGaming PLC (b)	125,993	$336,493

Mining (5.2%)
BHP Billiton PLC (c)	143,100	1,824,950

Television (1.6%)
ITV PLC (c)	251,000	551,539

Transportation (2.9%)
BAA PLC (c)	92,240	1,022,423

Water & Sewerage Services (1.5%)
Pennon Group PLC (c)	29,100	541,966

		4,277,371

UNITED STATES (47.1%)
Computer Software & Services (9.9%)
Alliance Data Systems Corp. (b)	22,400	908,544
Microsoft Corp.	60,270	1,497,106
Symantec Corp. (b)	50,900	1,106,566

		3,512,216

Cosmetics & Toiletries (3.8%)
Gillette Co. (The)	26,530	1,343,214

Financial Services (6.5%)
Goldman Sachs Group, Inc. (The)	12,432	1,268,312
Merrill Lynch & Co., Inc.	18,500	1,017,685

		2,285,997

Healthcare Services (2.5%)
Health Net, Inc. (b)	22,800	870,048

Hotel & Gaming (4.9%)
Starwood Hotels & Resorts Worldwide, Inc.	29,800	1,745,386

Insurance (1.6%)
American International Group, Inc.	9,600	557,760

Machinery & Equipment (4.7%)
Caterpillar, Inc.	17,300	1,648,863

Oil & Gas (5.4%)
ConocoPhillips	32,940	1,893,721

Retail (3.7%)
Federated Department Stores, Inc.	18,000	1,319,040

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT WORLDWIDE LEADERS FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principle Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Telecommunications (4.1%)
Motorola, Inc.	78,500	$1,433,410

		16,609,655

Total Common Stocks		34,279,125

Cash Equivalents (0.2%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.49%, dated 06/30/05, due 07/01/05, repurchase price $87,554)	$87,546	87,546

Total Cash Equivalents		87,546

Total Investments (Cost $32,404,521) (a) — 97.3%		34,366,671
Other assets in excess of liabilities — 2.7%		961,391

NET ASSETS — 100.0%		$35,328,062

(a)	See Notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Fair Valued Security

ADR	American Depository Receipt

At June 30, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Hong Kong Dollar	07/05/05	$(166,648)	$(166,722)	$(74)
Japanese Yen	07/05/05	(669,063)	(665,813)	3,250
Swiss Franc	07/05/05	(1,321,679)	(1,325,686)	(4,008)
Total Short Contracts:		$(2,157,390)	$(2,158,221)	$(832)
Long Contract:
Euro	07/01/05	$311,221	$311,867	$647
Japanese Yen	07/05/05	355,445	354,842	(604)
Total Long Contracts:		$666,666	$666,709	$43

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT WORLDWIDE LEADERS FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $32,316,975)	$34,279,125
Repurchase agreements, at cost and value	87,546

Total Investments	34,366,671

Cash	669,061
Foreign currencies, at value (cost $18,650)	14,249
Interest and dividends receivable	44,870
Receivable for capital shares issued	15
Receivable for investments sold	4,313,305
Unrealized appreciation on forward foreign currency contracts	3,897
Reclaims receivable	26,272
Prepaid expenses and other assets	3,036

Total Assets	39,441,376

Liabilities:
Payable for investments purchased	4,071,248
Unrealized depreciation on forward foreign currency contracts	4,685
Accrued expenses and other payables:
Investment advisory fees	28,937
Fund administration and transfer agent fees	580
Administrative servicing fees	3,912
Other	3,952

Total Liabilities	4,113,314

Net Assets	$35,328,062

Represented by:
Capital	$50,020,731
Accumulated net investment income (loss)	(5,795)
Accumulated net realized gains (losses) from investment and foreign currency transactions	(16,645,675)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,958,801

Net Assets	$35,328,062

Net Assets:
Class I Shares	$26,969,834
Class III Shares	8,358,228

Total	$35,328,062

Shares outstanding (unlimited number of shares authorized):
Class I Shares	2,510,729
Class III Shares	778,272

Total	3,289,001

Net asset value and offering price per share:*
Class I Shares	$10.74
Class III Shares	$10.74

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$14,695
Dividend income (net of foreign withholding tax of $20,806)	289,316
Income from securities lending	7,144

Total Income	311,155

Expenses:
Investment advisory fees	176,738
Fund administration and transfer agent fees	17,047
Administrative servicing fees Class I Shares	20,067
Administrative servicing fees Class III Shares	5,980
Other**	10,416

Total Expenses	230,248

Net Investment Income (Loss)	80,907

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	2,903,478
Net realized gains (losses) on foreign currency transactions	1,141

Net realized gains (losses) on investment and foreign currency transactions	2,904,619
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,738,270)

Net realized/unrealized gains (losses) on investments and foreign currencies	166,349

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$247,256

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT WORLDWIDE LEADERS FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$80,907	$312,821
Net realized gains (losses) on investment and foreign currency transactions	2,904,619	3,086,877
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,738,270)	1,426,071

Change in net assets resulting from operations	247,256	4,825,769

Distributions to Class I shareholders from:
Net investment income	(270,433)	—
Distributions to Class III shareholders from:
Net investment income	(79,754)	—

Change in net assets from shareholder distributions	(350,187)	—

Change in net assets from capital transactions	(721,229)	(2,150,118)

Change in net assets	(824,160)	2,675,651
Net Assets:
Beginning of period	36,152,222	33,476,571

End of period	$35,328,062	$36,152,222

CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$2,045,967	$1,810,036
Dividends reinvested	270,433	—
Cost of shares redeemed	(4,045,831)	(4,522,861)

	(1,729,431)	(2,712,825)

Class III Capital Transactions:
Proceeds from shares issued	1,729,823	3,923,836
Dividends reinvested	79,754	—
Cost of shares redeemed	(801,375)	(3,361,129)

	1,008,202	562,707

Change in net assets from capital transactions	$(721,229)	$(2,150,118)

SHARE TRANSACTIONS:
Class I Share Transactions:
Issued	192,427	183,254
Reinvested	25,257	—
Redeemed	(376,184)	(477,235)

	(158,500)	(293,981)

Class III Share Transactions:
Issued	161,528	419,365
Reinvested	7,448	—
Redeemed	(75,087)	(362,870)

	93,889	56,495

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Worldwide Leaders Fund

		Investment Activities:			Distributions							Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains (Losses)	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2000	$13.89	0.13	(1.81)	(1.68)	(0.11)	(0.44)	(0.01)	(0.56)	$11.65	(12.32%)		$81,359	1.20%		1.01%		1.42%	0.79%	184.98%
Year Ended December 31, 2001(c)	$11.65	0.07	(2.26)	(2.19)	(0.18)	—	—	(0.18)	$9.28	(18.81%)		$70,469	1.20%		0.66%		1.30%	0.56%	128.06%
Year Ended December 31, 2002	$9.28	(0.04)	(2.29)	(2.33)	(0.08)	—	(0.02)	(0.10)	$6.85	(25.39%)		$26,467	1.32%		0.29%		1.32%	0.29%	529.97%
Year Ended December 31, 2003	$6.85	0.01	2.46	2.47	—	—	—	—	$9.32	36.06%		$27,624	1.32%		0.30%		(g)	(g)	603.34%
Year Ended December 31, 2004	$9.32	0.09	1.37	1.46	—	—	—	—	$10.78	15.67%		$28,776	1.25%		0.95%		(g)	(g)	452.01%
Six Months Ended June 30, 2005 (Unaudited)	$10.78	0.02	0.04	0.06	(0.10)	—	—	(0.10)	$10.74	0.60	%(e)	$26,970	1.30	%(f)	0.46	%(f)	(g)	(g)	191.74%

Class III Shares
Period Ended December 31, 2003(d)	$6.89	(0.01)	2.44	2.43	—	—	—	—	$9.32	35.27	%(e)	$5,853	1.35	%(f)	(0.31	%)(f)	(g)	(g)	603.34%
Year Ended December 31, 2004	$9.32	0.09	1.37	1.46	—	—	—	—	$10.78	15.67%		$7,376	1.25%		0.94%		(g)	(g)	452.01%
Six Months Ended June 30, 2005 (Unaudited)	$10.78	0.01	0.05	0.06	(0.10)	—	—	(0.10)	$10.74	0.60	%(e)	$8,358	1.31	%(f)	0.46	%(f)	(g)	(g)	191.74%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period May 2, 2003 (commencement of operations) through December 31, 2003.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 30, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Worldwide Leaders Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d) Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e) Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f) Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g) Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h) Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(i) Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j) Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

(k) Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l) Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$223,251	$1,862,121	$(123,222)	$1,738,899

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(m) Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class. Included in the statement of operations under the caption “Other” are expense offsets of $67 arising from credits offset of fees on Demand Deposit Accounts.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund. Gartmore Global Partners (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund. The subadviser is an affiliate of GMF and GGAMT.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $50 million	1.00%	0.40%	0.60%
$50 million or more	0.95%	0.40%	0.55%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $66,108,823 and sales of $67,130,771.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

8. Subsequent Event

On July 29, 2005, the Trust filed a Post-Effective Amendment to its Registration Statement on Form N-1A to change the structure of the Fund’s investment advisory fee and sub-advisory fee from the current asset-based fee structure to a performance based fee structure on or about October 1, 2005. On that date, or, if later, upon SEC effectiveness, the Fund will immediately lower its base advisory fee by 0.10% at each breakpoint. Beginning one year after implementation of the new performance fee structure, the Fund’s base advisory fee may be adjusted proportionately upward or downward if the Fund outperforms or underperforms its stated benchmark by the following amounts:

Out or Underperformance	Change in Fees
+/– 1 percentage point	+/– 0.02%
+/– 2 percentage points	+/– 0.04%
+/– 3 percentage points	+/– 0.06%
+/– 4 percentage points	+/– 0.08%
+/– 5 percentage points	+/– 0.10%

The prospectus describing the above Fund will be supplemented upon the effectiveness of the Post-Effective Amendment to the Trust’s Registration Statement. Please refer to the prospectus, as supplemented by a notice you will receive after the effectiveness of the Post-Effective Amendment, for further information about this new fee structure.

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

Dreyfus GVIT Mid Cap Index Fund

Semiannual Report

| June 30, 2005

Contents

5	Statement of Investments

12	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Dreyfus GVIT Mid Cap Index Fund

For the semiannual period ended June 30, 2005, the Dreyfus GVIT Mid Cap Index Fund returned 3.67% (Class I at NAV) versus 3.85% for its benchmark, the S&P MidCap 400 Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mid-Cap Core Funds was 3.18%.

The Fund tracked the return of its benchmark index during the reporting period with Fund expenses and trading costs primarily accounting for the difference between the Fund’s performance and that of the Index.

The U.S. equity market traded in a narrow range during the reporting period with the economy showing signs of strength as the employment picture steadily improved and interest rates remained surprisingly low. The market was held in check, because many investors were uncertain about the effect on the economy of rising energy prices and multiple Federal Reserve Board short-term interest-rate increases. The mid-capitalization portion of the stock market continued to outperform large-capitalization stocks as represented by the S&P 500® Index.

In the technology sector, the computer hardware industry experienced a difficult year as profit margins began to erode due to increased competition. At the end of 2004, most technology stocks had risen sharply and were not able to hold onto their gains due to lofty expectations that were not achieved. Companies that supply parts to the domestic auto manufacturers also experienced a difficult year as sales for new domestic cars and trucks proved to be disappointing.

Among the top-performing industries in the benchmark and therefore the Fund were energy, medical providers, construction and clothing stores. The top-performing securities during the reporting period were: Legg Mason, Inc.; D.R. Horton, Inc.; Toll Brothers, Inc.; Murphy Oil Corp.; and Chico’s FAS, Inc.

Broad-based gains were reported by most of the companies in the energy sector. Higher prices for crude oil and natural gas, increased demand from developing markets, and limited refining capacity drove the prices of these companies higher. Medical providers such as hospitals and HMOs also experienced strong gains as the price for health care continued to rise and the improving employment situation added new participants. Construction stocks continued their strong run as interest rates remained low and housing prices continued to soar in some parts of the country.

The Fund experienced no significant changes during the reporting period, and continues to passively replicate the mid-capitalization U.S. equity market, as represented by the S&P MidCap 400 Index. The portfolio employs a strategy of full replication, which entails holding each stock in direct proportion to its weight in the Index. S&P MidCap 400 futures are used to efficiently manage cash flows.

PORTFOLIO MANAGER: Tom Durante

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Standard & Poor’s (S&P) MidCap 400 Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

1

Fund Performance	Dreyfus GVIT Mid Cap Index Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Inception[2]
Class I2	3.67%	13.47%	7.53%	10.01%
Class II3	3.60%	13.26%	7.28%	9.74%
*	Not Annualized.
1	Not subject to any sales charges.
2	The Fund commenced operations on October 31, 1997. Until September 27, 1999, the Fund was actively managed by three subadvisers; since that date, the Fund has been managed as an index fund, and its returns may have been affected by this change in investment strategy.
3	These returns until the creation of the Class II shares (May 6, 2002), are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.
Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Dreyfus GVIT Mid Cap Index Fund, Standard & Poor’s Midcap 400 Index (S&P Midcap 400)(a), and Consumer Price Index (CPI)(b) since inception. Unlike, the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	S&P Midcap 400 is an unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2

Shareholder

Expense Example	Dreyfus GVIT Mid Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Mid Cap Index Fund
Class I	Actual	$1,000	$1,037	$2.68	0.53%
	Hypothetical[1]	$1,000	$1,022	$2.66	0.53%
Class II	Actual	$1,000	$1,036	$3.63	0.72%
	Hypothetical[1]	$1,000	$1,021	$3.62	0.72%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

3

Portfolio Summary

(June 30, 2005)	Dreyfus GVIT Mid Cap Index Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	98.4%
Cash Equivalents	1.4%
Treasury Bills	0.1%
Other Investments*	21.6%
Liabilities in excess of other assets**	-21.5%

100.0%

Top Industries
Healthcare	8.4%
Retail	7.7%
Utilities	7.5%
Oil & Gas	7.2%
Insurance	5.1%
Banks	4.9%
Computer Software & Services	4.8%
Financial Services	4.5%
Electronics	4.4%
Construction	4.0%
Other Industries	41.5%

100.0%

Top Holdings***
Legg Mason, Inc.	1.1%
D.R. Horton, Inc.	1.0%
Lennar Corp.	0.8%
Murphy Oil Corp.	0.8%
Weatherford International Ltd.	0.8%
Whole Foods Market, Inc.	0.7%
Coventry Health Care, Inc.	0.7%
Smith International, Inc.	0.6%
Noble Energy, Inc.	0.6%
Cognizant Technology Solutions Corp.	0.6%
Other Holdings	92.3%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

4

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (98.4%)
Aerospace & Defense (0.8%)
Alliant Techsystems, Inc. (b)	18,800	$1,327,280
Precision Castparts Corp.	33,700	2,625,230
Sequa Corp. (b)	4,300	284,531

		4,237,041

Agricultural Products (0.1%)
Universal Corp.	13,100	573,518

Airlines (0.3%)
AirTran Holdings, Inc. (b)	44,300	408,889
Alaska Air Group, Inc. (b)	13,200	392,700
Jetblue Airways Corp. (b)	50,100	1,024,044

		1,825,633

Amusement & Recreation (0.3%)
Callaway Golf Co.	36,200	558,566
International Speedway Corp.	22,500	1,265,850

		1,824,416

Auction House & Art Dealer (0.2%)
Adesa, Inc.	45,500	990,535

Auto Parts & Equipment (1.5%)
Advance Auto Parts, Inc. (b)	36,500	2,356,075
Arvinmeritor, Inc.	35,725	635,548
Bandag, Inc.	8,000	368,400
BorgWarner Automotive, Inc.	28,800	1,545,696
Gentex Corp.	79,500	1,446,900
Lear Corp.	34,200	1,244,196
Modine Manufacturing Co.	16,600	540,496

		8,137,311

Automotive (0.3%)
Carmax, Inc. (b)	53,100	1,415,115

Banks (4.9%)
Associated Banc Corp.	65,115	2,191,771
Astoria Financial Corp.	51,250	1,459,088
City National Corp.	23,000	1,649,330
Colonial Bancgroup, Inc.	79,100	1,744,946
Cullen/Frost Bankers, Inc.	24,800	1,181,720
FirstMerit Corp.	42,600	1,112,286
Greater Bay Bancorp	26,100	688,257
Hibernia Corp.	80,000	2,654,399
Independence Community Bank Corp.	39,800	1,469,814
IndyMac Bancorp, Inc.	31,900	1,299,287
Mercantile Bankshare Corp.	40,500	2,086,965

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Banks (continued)
New York Community Bancorp, Inc.	124,588	$2,257,535
SVB Financial Group (b)	18,100	866,990
TCF Financial Corp.	64,100	1,658,908
Texas Regional Bancshares, Inc.	21,000	640,080
Washington Federal, Inc.	44,189	1,039,325
Webster Financial Corp.	27,400	1,279,306
West America Bancorp	16,700	881,927
Wilmington Trust Corp.	34,400	1,238,744

		27,400,678

Biotechnology (0.8%)
Millenium Pharmaceuticals, Inc. (b)	156,787	1,453,415
Protein Design Labs, Inc. (b)	54,100	1,093,361
Valeant Pharmaceuticals International	47,200	832,136
Vertex Pharmaceuticals, Inc. (b)	47,400	798,216

		4,177,128

Broadcasting (0.3%)
Emmis Communications Corp. (b)	17,000	300,390
Entercom Communications Corp. (b)	21,500	715,735
Westwood One, Inc.	43,400	886,662

		1,902,787

Business Services (2.3%)
Acxiom Corp.	44,800	935,424
Catalina Marketing Corp.	24,200	614,922
Ceridian Corp. (b)	76,400	1,488,272
CheckFree Corp. (b)	43,300	1,474,798
ChoicePoint, Inc. (b)	46,033	1,843,621
CSG Systems International, Inc. (b)	25,700	487,786
Fair Issac Corp.	34,400	1,255,600
Gartner Group, Inc. (b)	44,000	467,280
Harte-Hanks, Inc.	36,150	1,074,740
Kelly Services, Inc.	14,000	400,960
Korn/Ferry International (b)	17,900	317,725
Manpower, Inc.	45,900	1,825,902
MPS Group, Inc. (b)	52,900	498,318

		12,685,348

5

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Chemicals (2.5%)
Airgas, Inc.	36,100	$890,587
Albemarle Corp.	23,700	864,339
Cabot Corp.	32,100	1,059,300
Crompton Corp.	59,900	847,585
Cytec Industries, Inc.	22,000	875,600
Ferro Corp.	21,400	425,004
FMC Corp. (b)	19,100	1,072,274
Lubrizol Corp.	34,600	1,453,546
Lyondell Chemical Co.	112,700	2,977,534
Minerals Technologies, Inc.	10,500	646,800
Olin Corp.	36,300	662,112
RPM, Inc.	59,900	1,093,774
Valspar Corp.	26,000	1,255,540

		14,123,995

Communication Equipment (2.1%)
Adtran, Inc.	34,900	865,171
Cincinnati Bell, Inc. (b)	125,300	538,790
CommScope, Inc. (b)	26,100	454,401
Harman International Industries, Inc.	32,600	2,652,336
Harris Corp.	68,100	2,125,401
Plantronics, Inc.	24,000	872,640
Polycom, Inc. (b)	50,000	745,500
Powerwave Technologies, Inc. (b)	50,800	519,176
Telephone & Data Systems, Inc.	48,700	1,987,447
Telephone & Data Systems, Inc.	7,000	268,380
Special Shares Utstarcom, Inc. (b)	53,300	399,217

		11,428,459

Computer Hardware (0.8%)
Keane, Inc. (b)	28,600	391,820
National Instruments Corp.	34,050	721,860
Storage Technology Corp. (b)	54,700	1,985,063
Western Digital Corp. (b)	108,500	1,456,070

		4,554,813

Computer Software & Services (4.8%)
3COM Corp. (b)	195,600	711,984
Activision, Inc. (b)	102,900	1,699,908
Advent Software, Inc. (b)	13,600	275,536
Anteon International Corp. (b)	16,400	748,168
Avocent Corp. (b)	25,300	661,342

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Computer Software & Services (continued)
Cadence Design Systems, Inc. (b)	139,900	$1,911,034
CDW Corp.	37,000	2,112,330
Cognizant Technology Solutions Corp. (b)	69,000	3,251,970
DST Systems, Inc. (b)	38,700	1,811,160
F5 Networks, Inc. (b)	19,200	906,912
Henry ( Jack) & Associates, Inc.	41,500	759,865
Macromedia, Inc. (b)	38,300	1,463,826
Macrovision Corp. (b)	25,700	579,278
McAfee, Inc. (b)	83,000	2,172,940
McData Corp. (b)	80,400	321,600
Mentor Graphics Corp. (b)	39,800	407,950
RSA Security, Inc. (b)	36,300	416,724
SanDisk Corp. (b)	92,400	2,192,652
Sybase, Inc. (b)	45,700	838,595
Synopsys, Inc. (b)	73,300	1,221,911
Titan Corp. (The) (b)	43,500	989,190
Transaction Systems Architects, Inc. (b)	18,100	445,803
Wind River Systems, Inc. (b)	40,300	631,904

		26,532,582

Construction (4.0%)
D.R. Horton, Inc.	149,666	5,628,938
Dycom Industries, Inc. (b)	24,900	493,269
Granite Construction, Inc.	18,950	532,495
Hovnanian Enterprises, Inc. (b)	24,900	1,623,480
Jacobs Engineering Group, Inc. (b)	29,200	1,642,792
Lennar Corp.	73,780	4,681,341
Martin Marietta Materials, Inc.	23,800	1,645,056
Ryland Group, Inc. (The)	24,000	1,820,880
Thor Industries, Inc.	23,400	735,462
Toll Brothers, Inc. (b)	32,000	3,249,600

		22,053,313

Consumer & Commercial Services (2.1%)
Alliance Data Systems Corp. (b)	34,000	1,379,040
Career Education Corp. (b)	52,400	1,918,364
Corinthian Colleges, Inc. (b)	46,400	592,528
Deluxe Corp.	25,800	1,047,480
DeVry, Inc. (b)	33,000	656,700
Dun & Bradstreet Corp. (b)	34,700	2,139,255
MoneyGram International, Inc.	44,000	841,280
Quanta Services, Inc. (b)	49,800	438,240

6

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Consumer & Commercial Services (continued)
Rent-A-Center, Inc. (b)	35,800	$833,782
Rollins, Inc.	25,100	503,004
Sotheby’s Holdings, Inc. (b)	24,500	335,650
United Rentals, Inc. (b)	36,900	745,749

		11,431,072

Consumer Products (1.9%)
Blyth Industries, Inc.	18,000	504,900
Church & Dwight, Inc.	32,350	1,171,070
Energizer Holdings, Inc. (b)	36,400	2,262,988
Furniture Brands International, Inc.	27,100	585,631
Lancaster Colony Corp.	15,400	660,968
Mohawk Industries Co. (b)	30,300	2,499,750
Scotts Co. (The) (b)	14,200	1,011,182
Timberland Co., Class A (b)	30,800	1,192,576
Tupperware Corp.	28,800	673,056

		10,562,121

Containers & Packaging (0.4%)
Packaging Corp. of America	43,300	911,465
Sonoco Products Co.	50,600	1,340,900

		2,252,365

Electronics (4.4%)
Amphenol Corp., Class A	45,000	1,807,650
Arrow Electronics, Inc. (b)	60,000	1,629,600
Atmel Corp. (b)	230,300	545,811
Avnet, Inc. (b)	61,500	1,385,595
Cabot Microelectronics Corp. (b)	12,582	364,752
Credence Systems Corp. (b)	46,600	421,730
Cree, Inc. (b)	38,400	978,048
Cypress Semiconductor Corp. (b)	67,200	846,048
Hubbell, Inc.	31,400	1,384,740
Integrated Device Technology, Inc. (b)	53,600	576,200
International Rectifier Corp. (b)	32,900	1,569,988
Intersil Corp.	77,900	1,462,183
Kemet Corp. (b)	44,200	278,460
Lam Research Corp. (b)	70,700	2,046,058
Lattice Semiconductor Corp. (b)	57,900	257,076
LTX Corp. (b)	31,300	155,248
Micrel, Inc. (b)	39,200	451,584
Microchip Technology, Inc.	106,300	3,148,606
Newport Corp. (b)	22,000	304,920

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Electronics (continued)
Plexus Corp. (b)	22,100	$314,483
RF Micro Devices, Inc. (b)	95,900	520,737
SPX Corp.	38,300	1,761,034
Thomas & Betts Corp. (b)	30,600	864,144
TriQuint Semiconductor, Inc. (b)	70,791	235,734
Vishay Intertechnology, Inc. (b)	91,750	1,089,073

		24,399,502

Financial Services (4.5%)
Americredit Corp. (b)	75,300	1,920,150
Bank of Hawaii Corp.	26,700	1,355,025
BISYS Group, Inc. (The) (b)	61,600	920,304
Certegy, Inc.	31,500	1,203,930
Commerce Bancorp, Inc.	82,600	2,503,606
Eaton Vance Corp.	67,100	1,604,361
Edwards (A.G.), Inc.	39,300	1,774,395
Investors Financial Services Corp.	34,100	1,289,662
Jefferies Group, Inc.	26,500	1,004,085
Labranche & Co., Inc. (b)	29,400	185,220
Legg Mason, Inc.	56,100	5,840,571
PMI Group, Inc.	47,700	1,859,346
Raymond James Financial, Inc.	33,950	959,088
SEI Investments Co.	42,300	1,579,905
Waddell & Reed Financial, Inc.	42,700	789,950

		24,789,598

Food & Beverage (3.5%)
Constellation Brands, Inc. (b)	106,500	3,141,750
Dean Foods Co. (b)	76,733	2,704,071
Hormel Foods Corp.	53,600	1,572,088
J.M. Smucker Co.	29,767	1,397,263
Krispy Kreme Doughnuts, Inc. (b)	31,500	219,240
PepsiAmericas, Inc.	53,200	1,365,112
Sensient Technologies Corp.	24,100	496,701
Smithfield Foods, Inc. (b)	51,100	1,393,497
Tootsie Roll Industries, Inc.	21,573	631,010
Treehouse Foods, Inc. (b)	1	17
Tyson Foods, Inc.	155,081	2,760,442
Whole Foods Market, Inc.	33,300	3,939,390

		19,620,581

Gaming (0.6%)
Boyd Gaming Corp.	34,200	1,748,646
GTECH Holdings Corp.	58,600	1,713,464

		3,462,110

7

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Healthcare (8.4%)
Apria Healthcare Group, Inc. (b)	25,000	$866,000
Barr Laboratories, Inc. (b)	47,375	2,309,058
Beckman Coulter, Inc.	31,500	2,002,455
Cephalon, Inc. (b)	29,600	1,178,376
Community Health Systems, Inc. (b)	34,600	1,307,534
Covance, Inc. (b)	32,100	1,440,327
Coventry Health Care, Inc. (b)	54,699	3,869,953
Cytyc Corp. (b)	58,100	1,281,686
Dentsply International, Inc.	38,500	2,079,000
Edwards Lifesciences Corp. (b)	30,400	1,307,808
Health Net, Inc. (b)	57,400	2,190,384
Henry Schein, Inc. (b)	44,200	1,835,184
LifePoint Hospitals, Inc. (b)	26,200	1,323,624
Lincare Holdings, Inc. (b)	50,500	2,062,420
Omnicare, Inc.	53,500	2,270,005
PacifiCare Health Systems, Inc. (b)	44,400	3,172,380
Par Pharmaceutical Cos., Inc. (b)	17,400	553,494
Patterson Cos., Inc. (b)	70,100	3,160,108
Perrigo Co.	45,500	634,270
Renal Care Group, Inc. (b)	34,700	1,599,670
Sepracor, Inc. (b)	53,400	3,204,534
Steris Corp.	35,300	909,681
Triad Hospitals, Inc. (b)	41,208	2,251,605
Universal Health Services, Inc.	29,600	1,840,528
Varian Medical Systems, Inc. (b)	67,400	2,516,042

		47,166,126

Insurance (5.1%)
Allmerica Financial Corp. (b)	27,200	1,008,848
American Financial Group, Inc.	29,900	1,002,248
AmerUs Group Co.	20,000	961,000
Arthur J. Gallagher & Co.	47,500	1,288,675
Brown & Brown, Inc.	31,700	1,424,598
Everest Re Group Ltd.	28,700	2,669,100
Fidelity National Financial, Inc.	88,083	3,143,681
First American Financial Corp.	43,800	1,758,132
HCC Insurance Holdings, Inc.	35,600	1,348,172
Horace Mann Educators Corp.	21,900	412,158
Leucadia National Corp.	48,250	1,863,898
Ohio Casualty Corp.	31,900	771,342
Old Republic International Corp.	93,150	2,355,764
Protective Life Corp.	35,500	1,498,810
Radian Group, Inc.	43,900	2,072,958

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Insurance (continued)
Stancorp Financial Group, Inc.	14,300	$1,095,094
Unitrin, Inc.	29,600	1,453,360
W.R. Berkley Corp.	60,800	2,169,344

		28,297,182

Machinery (0.7%)
AGCO Corp. (b)	46,100	881,432
Graco, Inc.	35,250	1,200,968
Tecumseh Products Co.	9,400	257,936
Zebra Technologies Corp., Class A (b)	36,700	1,607,093

		3,947,429

Manufacturing (3.1%)
Ametek, Inc.	35,500	1,485,675
Brink’s Co. (The)	28,900	1,040,400
Carlisle Cos., Inc.	15,900	1,091,217
Crane Co.	28,200	741,660
Diebold, Inc.	36,400	1,642,004
Donaldson Co., Inc.	38,800	1,176,804
Federal Signal Corp.	24,700	385,320
Flowserve Corp. (b)	28,200	853,332
Harsco Corp.	21,200	1,156,460
Hillenbrand Industry, Inc.	29,800	1,506,390
Nordson Corp.	16,700	572,476
Pentair, Inc.	51,800	2,217,558
Teleflex, Inc.	19,700	1,169,589
Trinity Industries, Inc.	21,700	695,051
Varian, Inc. (b)	17,400	657,546
York International Corp.	21,400	813,200

		17,204,682

Medical Products (0.9%)
Gen-Probe, Inc. (b)	25,800	934,734
INAMED Corp. (b)	18,400	1,232,248
Invitrogen Corp. (b)	26,500	2,207,185
Techne Corp. (b)	19,600	899,836

		5,274,003

Medical Services (0.4%)
Charles River Laboratories International, Inc. (b)	34,000	1,640,500
Martek Biosciences Corp. (b)	16,100	610,995

		2,251,495

Metals (0.2%)
Kennametal, Inc.	19,400	889,490

8

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Mining (0.9%)
Arch Coal, Inc.	32,300	$1,759,381
Peabody Energy Corp.	60,700	3,158,828

		4,918,209

Office Equipment & Supplies (0.6%)
Hni Corp.	26,400	1,350,360
Miller (Herman), Inc.	35,900	1,107,156
Reynolds & Reynolds Co.	29,400	794,682

		3,252,198

Oil & Gas (7.2%)
Cooper Cameron Corp. (b)	28,000	1,737,400
ENSCO International, Inc.	77,400	2,767,050
FMC Technologies, Inc. (b)	35,221	1,126,015
Forest Oil Corp. (b)	28,800	1,209,600
Grant Prideco, Inc. (b)	63,500	1,679,575
Hanover Compressor Co. (b)	39,900	459,249
Helmerich & Payne, Inc.	26,100	1,224,612
Murphy Oil Corp.	89,300	4,664,139
Newfield Exploration Co. (b)	64,400	2,568,916
Noble Energy, Inc.	44,400	3,358,860
Patterson-UTI Energy, Inc.	86,500	2,407,295
Pioneer Natural Resources Co.	73,400	3,088,672
Plains Exploration & Production Co. (b)	39,500	1,403,435
Pogo Producing Co.	31,100	1,614,712
Pride International, Inc. (b)	74,900	1,924,930
Smith International, Inc.	54,100	3,446,170
Tidewater, Inc.	31,000	1,181,720
Weatherford International Ltd. (b)	70,500	4,087,590

		39,949,940

Optical Supplies (0.2%)
Advanced Medical Optics, Inc. (b)	33,186	1,319,144

Paper & Forest Products (0.7%)
Bowater, Inc.	28,500	922,545
Glatfelter	19,100	236,840
Longview Fibre Co.	26,000	534,300
Potlatch Corp.	14,800	774,484
Rayonier, Inc.	25,618	1,358,523

		3,826,692

Pharmaceuticals (0.5%)
IVAX Corp. (b)	118,206	2,541,429

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Photography & Imaging (0.1%)
Imation Corp.	17,100	$663,309

Publishing & Printing (1.8%)
American Greetings Corp., Class A	34,900	924,850
Banta Corp.	12,600	571,536
Belo Corp., Class A	54,500	1,306,365
Lee Enterprises, Inc.	23,100	926,079
Media General, Inc.	12,200	790,072
Readers Digest Association	50,800	838,200
Scholastic Corp. (b)	19,100	736,305
Valassis Communications, Inc. (b)	25,500	944,775
Washington Post Co.	3,570	2,981,057

		10,019,239

Real Estate Investment Trusts (3.0%)
AMB Property Corp.	42,900	1,863,147
Developers Diversified Realty Corp.	55,400	2,546,184
Highwood Properties, Inc.	27,400	815,424
Hospitality Properties Trust	34,400	1,516,008
Liberty Property Trust	44,400	1,967,364
Mack-Cali Realty Corp.	28,900	1,309,170
New Plan Excel Realty Trust	52,600	1,429,142
Regency Centers Corp.	32,200	1,841,840
United Dominion Realty Trust, Inc.	69,800	1,678,690
Weingarten Realty Investors	43,200	1,694,304

		16,661,273

Restaurants (1.4%)
Applebee’s International, Inc.	41,350	1,095,362
Bob Evans Farms, Inc.	18,000	419,760
Brinker International, Inc. (b)	45,200	1,810,259
CBRL Group, Inc.	23,900	928,754
Cheesecake Factory, Inc. (The) (b)	39,850	1,383,991
Outback Steakhouse, Inc.	34,700	1,569,828
Ruby Tuesday, Inc.	32,900	852,110

		8,060,064

Retail (7.7%)
99 Cents Only Stores (b)	30,100	382,571
Abercrombie & Fitch Co.	44,000	3,022,800
Aeropostale, Inc. (b)	28,300	950,880
American Eagle Outfitters Ltd.	70,700	2,166,955
Anntaylor Stores Corp. (b)	37,200	903,216
Barnes & Noble, Inc. (b)	32,200	1,249,360
BJ’s Wholesale Club, Inc. (b)	34,900	1,133,901

9

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Retail (continued)
Borders Group, Inc.	36,200	$916,222
Chico’s FAS, Inc. (b)	92,000	3,153,760
Claire’s Stores, Inc.	50,600	1,216,930
Copart, Inc. (b)	40,900	973,420
Dollar Tree Stores, Inc. (b)	55,350	1,328,400
Fastenal Co.	34,800	2,131,848
Foot Locker, Inc.	79,900	2,174,878
Michael’s Stores, Inc.	69,100	2,858,667
Nieman Marcus Group, Inc.	25,000	2,423,000
O’Reilly Automotive, Inc. (b)	53,900	1,606,759
Pacific Sunwear of California, Inc. (b)	38,300	880,517
Payless Shoesource, Inc. (b)	34,400	660,480
PETsMART, Inc.	73,200	2,221,620
Pier 1 Imports, Inc.	43,900	622,941
Regis Corp.	22,900	894,932
Ross Stores, Inc.	75,100	2,171,141
Ruddick Corp.	23,000	587,190
Saks, Inc. (b)	71,200	1,350,664
Tech Data Corp. (b)	30,000	1,098,300
Urban Outfitters, Inc. (b)	33,400	1,893,446
Williams Sonoma, Inc. (b)	59,100	2,338,587

		43,313,385

Schools (0.7%)
Education Management Corp. (b)	34,900	1,177,177
ITT Educational Services, Inc. (b)	23,500	1,255,370
Laureate Education, Inc. (b)	25,200	1,206,072

		3,638,619

Semiconductors (0.5%)
Fairchild Semiconductor International, Inc. (b)	61,000	899,750
Integrated Circuit Systems, Inc. (b)	35,700	736,848
Semtech Corp. (b)	37,700	627,705
Silicon Laboratories, Inc. (b)	23,200	608,072

		2,872,375

Shipping & Transportation (2.4%)
Alexander & Baldwin, Inc.	22,300	1,033,605
CNF Transportation, Inc.	26,800	1,203,320
Expeditors International of Washington, Inc.	54,400	2,709,664
GATX Corp.	25,500	879,750
Hunt (J.B.) Transport Services, Inc.	69,500	1,341,350
Overseas Shipholding Group, Inc.	17,700	1,055,805

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Shipping & Transportation (continued)
Robinson (C.H.) Worldwide, Inc.	43,700	$2,543,340
Swift Transportation Co., Inc. (b)	31,700	738,293
Werner Enterprises, Inc.	32,350	635,354
Yellow Roadway Corp. (b)	29,300	1,488,440

		13,628,921

Steel (0.2%)
Steel Dynamics, Inc.	21,000	551,250
Worthington Industries, Inc.	40,800	644,640

		1,195,890

Utilities (7.5%)
AGL Resources, Inc.	39,300	1,518,945
Alliant Energy Corp.	59,300	1,669,295
Aqua America, Inc.	48,800	1,451,312
Aquila, Inc. (b)	123,300	445,113
Black Hills Corp.	16,600	611,710
DPL, Inc.	64,500	1,770,525
Duquesne Light Holdings, Inc.	39,500	737,860
Energy East Corp.	75,100	2,176,398
Equitable Resources, Inc.	31,100	2,114,800
Great Plains Energy, Inc.	38,000	1,211,820
Hawaiian Electric Industries, Inc.	41,200	1,104,572
Idacorp, Inc.	21,500	658,545
MDU Resources Group, Inc.	60,400	1,701,468
National Fuel Gas Co.	40,000	1,156,400
Northeast Utilities	66,000	1,376,760
NSTAR	54,400	1,677,152
Oklahoma Gas & Electric Co.	46,000	1,331,240
Oneok, Inc.	52,000	1,697,800
Pepco Holdings, Inc.	96,238	2,303,938
PNM, Inc.	35,150	1,012,672
Puget Energy, Inc.	51,000	1,192,380
Questar Corp.	43,200	2,846,879
Scana Corp.	57,900	2,472,909
Sierra Pacific Resources (b)	59,900	745,755
Vectren Corp.	38,800	1,114,724
Westar Energy, Inc.	44,200	1,062,126
Western Gas Resources, Inc.	32,900	1,148,210
WGL Holdings, Inc.	24,800	834,272
Wisconsin Energy Corp.	59,600	2,324,401
WPS Resources Corp.	19,300	1,085,625

		42,555,606

Veterinary Diagnostics (0.2%)
VCA Antech, Inc. (b)	39,000	945,750

10

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Waste Disposal (0.6%)
Republic Services, Inc.	65,800	$2,369,458
Stericycle, Inc. (b)	22,500	1,132,200

		3,501,658

Total Common Stocks		548,274,129

TREASURY BILL (0.1%)
US Treasuries (0.1%)
U.S. Treasury Bill, 2.97%, 09/22/05	$360,000	357,503

Total Treasury Bill		357,503

CASH EQUIVALENTS (1.4%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 3.34%, dated 06/30/05, due 07/01/05, repurchase price $7,889,460)	7,888,728	7,888,728

Total Cash Equivalents		7,888,728

Shares or Principal Amount		Value

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (21.6%)
Pool of short-term securities for Gartmore Variable Trust Funds — note 2 (Securities Lending)	$120,005,144	$120,005,144

Total Short-Term Securities Held as Collateral for Securities Lending		120,005,144

Total Investments (Cost $573,638,443) (a) — 121.5%		676,525,504
Liabilities in excess of other assets — (21.5)%		(119,719,505)

NET ASSETS — 100.0%		$556,805,999

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security
(c)	Pledged as collateral for futures.

At June 30, 2005 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contract	Expiration	Market Value Covered by Contracts	Unrealized Depreciation at 06/30/05
128	S&P 400 Mini Midcap 400 Future	09/22/05	$8,810,880.00	$(14,570)

See notes to financial statements.

11

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $565,749,715)	$668,636,776
Repurchase agreements, at cost and value	7,888,728

Total Investments	676,525,504

Cash	4,910
Interest and dividends receivable	361,649
Receivable for investments sold	142,999
Prepaid expenses and other assets	35,622

Total Assets	677,070,684

Liabilities:
Payable for variation margin on futures contracts	30,830
Payable for return of collateral received for securities on loan	120,005,144
Accrued expenses and other payables:
Investment advisory fees	129,850
Fund administration and transfer agent fees	16,837
Distribution fees	3,907
Administrative servicing fees	62,225
Other	15,892

Total Liabilities	120,264,685

Net Assets	$556,805,999

Represented by:
Capital	$456,176,559
Accumulated net investment income (loss)	812,126
Accumulated net realized gain (losses) from investment and futures transactions	(3,055,173)
Net unrealized appreciation (depreciation) on investments and futures	102,872,487

Net Assets	$556,805,999

Net Assets:
Class I Shares	$537,233,189
Class II Shares	19,572,810

Total	$556,805,999

Shares outstanding (unlimited number of shares authorized):
Class I Shares	31,595,250
Class II Shares	1,154,790

Total	32,750,040

Net asset value and offering price per share:*
Class I Shares	$17.00
Class II Shares	$16.95

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$92,119
Dividend income	3,923,094
Income from securities lending	118,692

Total Income	4,133,905

Expenses:
Investment advisory fees	767,840
Fund administration and transfer agent fees	175,402
Distribution fees Class II Shares	20,235
Administrative servicing fees Class I Shares	379,675
Administrative servicing fees Class II Shares	7,237
Other**	88,886

Total Expenses	1,439,275

Net Investment Income (Loss)	2,694,630

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	9,599,191
Net realized gains (losses) on futures	(199,531)

Net realized gains (losses) on investment and futures transactions	9,399,660
Net change in unrealized appreciation/depreciation on investments and futures	6,172,636

Net realized/unrealized gains (losses) on investments and futures	15,572,296

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$18,266,926

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

12

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT MID CAP INDEX FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,694,630	$2,968,699
Net realized gains (losses) on investment and futures transactions	9,399,660	20,689,475
Net change in unrealized appreciation /depreciation on investments and futures	6,172,636	48,685,578

Change in net assets resulting from operations	18,266,926	72,343,752

Distributions to Class I shareholders from:
Net investment income	(2,151,250)	(2,597,273)
Net realized gains on investments	(4,309,837)	(12,427,707)
Distributions to Class II shareholders from:
Net investment income	(56,885)	(46,325)
Net realized gains on investments	(157,445)	(357,541)

Change in net assets from shareholder distributions	(6,675,417)	(15,428,846)

Change in net assets from capital transactions	(2,626,554)	50,287,716

Change in net assets	8,964,955	107,202,622
Net Assets:
Beginning of period	547,841,044	440,638,422

End of period	$556,805,999	$547,841,044

CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$43,542,780	$92,861,658
Dividends reinvested	6,461,063	15,024,967
Cost of shares redeemed	(56,380,413)	(63,446,695)

	(6,376,570)	44,439,930

Class II Capital Transactions:
Proceeds from shares issued	5,783,335	9,656,717
Dividends reinvested	214,330	403,865
Cost of shares redeemed	(2,247,649)	(4,212,796)

	3,750,016	5,847,786

Change in net assets from capital transactions	$(2,626,554)	$50,287,716

SHARE TRANSACTIONS:
Class I Share Transactions:
Issued	2,621,537	6,041,748
Reinvested	385,875	915,623
Redeemed	(3,462,960)	(4,194,943)

	(455,548)	2,762,428

Class II Share Transactions:
Issued	351,952	634,817
Reinvested	12,830	24,589
Redeemed	(137,793)	(278,161)

	226,989	381,245

See notes to financial statements.

13

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Dreyfus GVIT Mid Cap Index Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains (Losses)	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2000	$12.32	0.07	1.79	1.86	(0.09)	(0.54)	(0.63)	$13.55	15.21%		$145,350	0.65%		0.68%		0.90%		0.43%		83.45%
Year Ended December 31, 2001(c)	$13.55	0.07	(0.25)	(0.18)	(0.07)	(0.13)	(0.20)	$13.17	(1.30%	)	$257,623	0.65%		0.53%		0.78%		0.40%		28.43%
Year Ended December 31, 2002	$13.17	0.04	(2.05)	(2.01)	(0.04)	(0.10)	(0.14)	$11.02	(15.30%	)	$285,970	0.74%		0.37%		0.75%		0.36%		27.32%
Year Ended December 31, 2003	$11.02	0.06	3.75	3.81	(0.06)	(e )	(0.06)	$14.77	34.65%		$432,589	0.74%		0.49%		(h	)	(h	)	11.58%
Year Ended December 31, 2004	$14.77	0.09	2.23	2.32	(0.08)	(0.40)	(0.48)	$16.61	15.73%		$532,474	0.60%		0.62%		(h	)	(h	)	15.90%
Six Months Ended June 30, 2005 (Unaudited)	$16.61	0.09	0.51	0.60	(0.07)	(0.14)	(0.21)	$17.00	3.67%	(f)	$537,233	0.53%	(g)	1.02%	(g)	(h	)	(h	)	7.36%

Class II Shares
Period Ended December 31, 2002(d)	$13.64	0.02	(2.53)	(2.51)	(0.03)	(0.10)	(0.13)	$11.00	(18.44%	)(f)	$1,232	0.96%	(g)	0.25%	(g)	(h	)	(h	)	27.32%
Year Ended December 31, 2003	$11.00	0.03	3.74	3.77	(0.04)	(e )	(0.04)	$14.73	34.30%		$8,049	0.98%		0.27%		(h	)	(h	)	11.58%
Year Ended December 31, 2004	$14.73	0.07	2.22	2.29	(0.06)	(0.40)	(0.46)	$16.56	15.50%		$15,367	0.78%		0.45%		(h	)	(h	)	15.90%
Six Months Ended June 30, 2005 (Unaudited)	$16.56	0.06	0.52	0.58	(0.05)	(0.14)	(0.19)	$16.95	3.60%	(f)	$19,573	0.72%	(g)	0.82%	(g)	(h	)	(h	)	7.36%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

(e)	The amount is less than $0.005.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See notes to financial statements.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and Great West Life & Annuity Insurance Company have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Dreyfus GVIT Mid Cap Index Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee,

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

are valued at fair value under procedures approved by the Fund’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account the relevant factors and surrounding circumstances. Information utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value”. For example, fair value determinations are required for securities for which market quotations are not reliable or readily available and for securities whose value is affected by a “significant” event that will materially affect the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e. a “subsequent event”). Typically this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Commercial Paper	HSBC Finance Corp.	$13,937,600	3.14%	07/05/05
Commercial Paper	MacQuarie Bank Ltd.	24,968,403	3.25%	07/01/05
Commercial Paper	Master Fund LLC Series B	4,983,761	3.17%	07/14/05
Domestic Certificates of Deposit — Fixed	Washington Mutual Bank FA	12,002,605	3.15%	08/01/05
Funding Agreement	GE Life and Annuity	3,500,000	3.32%	07/14/05
Funding Agreement	Protective Life Insurance Company	15,000,000	3.31%	07/29/05
Master Note — Floating	CDC Financial Product Inc.	3,100,000	3.54%	07/01/05
Medium Term Note — Floating	General Electric Capital Corp.	10,501,793	3.37%	09/08/05
Money Market Fund	JPM S/L Collateral Investment	1,000,000	3.26%	07/01/05
Repurchase Agreements	Nomura Securities	25,996,839	3.48%	07/01/05
Yankee Certificates of Deposit — Floating	Canadian Imperial Bank NY	4,999,112	3.52%	07/01/05

As	of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$116,938,934	$120,005,144

(j)	Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$13,151,144	$126,250,290	$(36,514,377)	$89,735,913

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. For the Equity Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the Dreyfus Corporation, the Fund’s subadviser (the “subadviser”). The subadviser manages the Fund’s investments and has responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
$0 up to $250 million	0.30%	0.20%	0.10%
$250 million up to $500 million	0.29%	0.20%	0.09%
$500 million up to $750 million	0.28%	0.20%	0.08%
$750 million up to $1 billion	0.27%	0.20%	0.07%
$1 billion and more	0.25%	0.20%	0.05%

19

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on an annual rate not to exceed 0.25% of the average daily net assets of the Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $39,154,174 and sales of $41,065,628.

20

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

5. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

6. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting	Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

21

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

22

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

23

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

25

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

26

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3], and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

27

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28

Gartmore GVIT Global Technology and Communications Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

8	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Global Technology and Communications Fund

On Jan. 4, 2005, Portfolio Manager Chip Zhu took over full responsibility of the Fund due to the departure of former co-Portfolio Manager Aaron Harris. The Fund has been repositioned to have a small- to mid-cap bias with stock selection focused on more valuation-sensitive securities. The industry risk, tracking error and beta—the measurement of the fund’s volatility as compared to that of the fund’s benchmark index—have been reduced, and the emphasis is on stock selection to add value.

For the semiannual period ended June 30, 2005, the Gartmore GVIT Global Technology and Communications Fund returned -11.89% (Class I at NAV) versus -7.55% for its benchmark, the Goldman Sachs Technology Composite Index (GSTI®).

Global technology and communications stocks struggled during the reporting period, even a decent rally in May was not enough to overcome declines suffered in January, March and April. In relation to the Fund’s benchmark, the biggest negative was the Fund’s significant overweighting in the Internet software and services group. In the first week of 2005, the prices of stocks in this group suddenly fell, putting the Fund’s performance behind that of the benchmark by almost five percentage points. On the positive side, Fund performance benefited from the Fund’s underweight positions in the communications equipment group as well as in Internet and catalog retailing.

In January, with the change in portfolio management noted above, the Fund’s holdings began to be restructured to implement an investment strategy which should improve results for the long term. A shift occurred from a thematic management style, which uses a top-down approach focusing on various themes or ideas offering potentially above-average growth, to a greater emphasis on fundamental, bottom-up stock selection. This transition led to the sale of certain stocks that appeared overvalued or that lacked superior growth characteristics. One liquidated position that nevertheless detracted significantly from the Fund’s performance was Sonus Networks, Inc. Also hurting performance were TIBCO Software Inc. and eBay Inc., one of the stocks in which the Fund carried an overweight exposure early in the reporting period, when Internet shares suffered steep declines.

After missing its fourth-quarter earnings estimates, eBay lowered its guidance for the first quarter and all of 2005, citing higher advertising costs as the major factor cutting into profits. Toward the end of the period the Fund purchased more eBay, but it remained an underweight position, which reflected concern about the stock’s valuation.

The share price of security software provider Symantec Corp., another of the Fund’s detractors, sank due to investors’ skepticism about the company’s plan to acquire VERITAS Software Corp.

Although the Fund’s emphasis on mid- and small-cap stocks increased during the reporting period, two large-cap stalwarts were particularly beneficial to performance: Intel Corp. and Hewlett-Packard Co. In both cases, the Fund moved to an overweight position by the end of the period, in large part because of a change in CEO and an accompanying favorable shift in strategic direction. Also aiding performance was ARRIS Group, Inc., a provider of communication equipment to major cable television companies worldwide. Aggressive investment by cable firms to expand their broadband capabilities helped the stock to post a return of more than 30% during the reporting period. Another holding boosting the Fund’s performance was 24/7 Real Media, Inc., a provider of interactive marketing and technology solutions. The 24/7 stock experienced a respectable rally near the end of the period after the company announced better-than-expected earnings in May and raised full-year profit guidance.

Given widespread expectations for the economy to slow and the current tepid level of information technology spending, the Fund is positioned for greater sensitivity to valuations. The Fund is likely to maintain a focus on less-widely followed names in the small- and mid-cap segments, where more opportunity appears to exist for uncovering hidden growth stories that other investors have not yet discovered. Finally, the Fund will continue striving to add value through careful bottom-up, fundamental stock selection—an investment strategy that involves considering companies simply on their own merit, without regard to their given industries/sectors or the current economic conditions.

PORTFOLIO MANAGER: Chip Zhu

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment.

1

Gartmore GVIT Global Technology and Communications Fund (continued)

Goldman Sachs Technology Composite Index (GSTI®): An unmanaged, market capitalization-weighted index that is designed to measure the performance of companies in the technology sector.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product.

Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Global Technology and Communications Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Inception[2]
Class I	-11.89%	-8.82%	-18.90%	-18.90%
Class II3	-12.14%	-9.09%	-18.94%	-18.94%
Class III[3]	-11.79%	-8.75%	-18.75%	-18.75%
Class VI3	-12.14%	-9.09%	-18.97%	-18.97%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on June 30, 2000.
3	These returns until the creation of the Class II shares (March 28, 2003) and Class III shares (May 2, 2002) and through December 31, 2003 for the Class VI shares are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. Class II and Class VI shares’ annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class I. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.
Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Global Technology and Communications Fund, Goldman Sachs Technology Composite Index (GSTI)(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	GSTI (new) is an unmanaged, modified, market capitalization-weighted index that is designed to measure the performance of companies in the technology sector.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Global Technology and Communications Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Global Technology and Communications Fund
Class I	Actual	$1,000	$881	$6.02	1.29%
	Hypothetical[1]	$1,000	$1,019	$6.48	1.29%
Class II	Actual	$1,000	$879	$7.22	1.55%
	Hypothetical[1]	$1,000	$1,017	$7.78	1.55%
Class III	Actual	$1,000	$882	$6.07	1.30%
	Hypothetical[1]	$1,000	$1,019	$6.53	1.30%
Class VI	Actual	$1,000	$879	$6.52	1.40%
	Hypothetical[1]	$1,000	$1,018	$7.03	1.40%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.
1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	Gartmore GVIT Global Technology and Communications Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	96.0%
Cash Equivalents	1.9%
Other Investments*	13.6%
Liabilities in excess of other assets**	-11.5%

100.0%

Top Holdings***
Microsoft Corp.	7.8%
Intel Corp.	6.8%
International Business Machines Corp.	5.8%
Cisco Systems, Inc.	5.3%
Dell, Inc.	4.3%
Sonic Solutions	4.1%
TTM Technologies, Inc.	3.4%
Hewlett Packard Co.	3.3%
Oracle Corp.	3.3%
ATI Technologies, Inc.	2.9%
Other Holdings	53.0%

100.0%

Top Industries
Electronic Components	18.1%
Computer Software	15.6%
Computer Hardware	14.5%
Telecommunication Equipment	8.5%
Computer Services	7.2%
Networking	6.4%
Semiconductors	5.2%
Wireless Equipment	3.9%
Internet Services/Software	3.8%
Computers — Peripheral Equipment	3.7%
Other Industries	13.1%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of other holdings.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (96.0%)
Advertising (1.0%)
24/7 Real Media, Inc.	85,200	$348,468

Amusement & Recreation (0.8%)
Movie Gallery	10,400	274,872

Computer Hardware (14.5%)
Dell, Inc. (b)	37,900	1,497,429
EMC Corp. (b)	27,400	375,654
Hewlett Packard Co.	48,800	1,147,288
International Business Machines Corp.	26,800	1,988,560

		5,008,931

Computer Services (7.2%)
ATI Technologies, Inc. (b)	84,700	1,003,695
Cognizant Technology Solutions Corp.,	21,200	999,156
Class A (b)
Unisys Corp. (b)	77,500	490,575

		2,493,426

Computer Software (15.2%)
AutoDesk, Inc.	4,700	161,539
Emulex Corp. (b)	8,900	162,514
Microsoft Corp.	108,600	2,697,624
Oracle Corp. (b)	85,400	1,127,280
Packeteer, Inc. (b)	13,800	194,580
Siebel Systems, Inc. (b)	58,900	524,210
Synaptics, Inc. (b)	17,000	363,120

		5,230,867

Computers—Peripheral Equipment (3.7%)
BMC Software, Inc.	38,900	698,255
M-Systems Flash Disk Pioneers, Ltd.	30,400	582,768

		1,281,023

E-Commerce (1.3%)
eBay, Inc. (b)	13,500	445,635

Electronic Components (18.1%)
Broadcom Corp., Class A (b)	4,700	166,897
Catapult Communications Corp.	26,300	448,678
Emcore Corp.	53,600	221,368
Intel Corp.	90,300	2,353,218
Sonic Solutions (b)	75,200	1,398,720
TTM Technologies, Inc. (b)	151,500	1,152,915
Xilinx, Inc.	18,000	459,000

		6,200,796

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment (1.6%)
Novatel Inc.	8,900	$238,787
Rambus Inc. (b)	23,800	318,444

		557,231

Instruments—Scientific (0.7%)
PerkinElmer, Inc.	12,000	226,800

Internet Services/Software (3.8%)
Blue Coat Systems, Inc.	6,600	197,208
Sapient Corp. (b)	84,500	670,085
Tibco Software, Inc. (b)	25,000	163,500
VeriSign, Inc. (b)	10,200	293,352

		1,324,145

Networking (6.4%)
Cisco Systems, Inc. (b)	95,700	1,828,827
Juniper Networks, Inc. (b)	14,700	370,146

		2,198,973

Office machines (1.2%)
Xerox Corp.	29,600	408,184

Semiconductors (5.2%)
Analog Devices, Inc.	14,000	522,340
Cymer, Inc. (b)	6,100	160,735
KLA-Tencor Corp.	10,900	476,330
Texas Instruments, Inc.	23,000	645,610

		1,805,015

Telecommunication Equipment (8.5%)
Adc Telecomm, Inc.	15,700	341,789
Adtran, Inc.	6,700	166,093
Arris Group, Inc. (b)	96,700	842,257
AudioCodes LTD (Israel)	15,600	155,220
Lucent Technologies, Inc. (b)	115,800	336,978
Neustar, Inc.	16,700	427,520
Tekelec (b)	10,100	169,680
Westell Technologies, Inc.	81,700	488,566

		2,928,103

Telephone communication (2.9%)
Motorola, Inc.	36,700	670,142
Nokia Corp. ADR FI	9,800	163,072
Redback Networks, Inc.	25,100	160,138

		993,352

Wireless Equipment (3.9%)
Qualcomm, Inc.	28,900	953,989
RF Micro Devices, Inc.	70,900	384,987

		1,338,976

Total Common Stocks		33,064,797

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

CASH EQUIVALENTS (1.9%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.49%, dated 06/30/05, due 07/01/05, repurchase price $660,358)	$660,293	$660,293

Total Cash Equivalents		660,293

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (13.6%)
Pool of short-term securities for Gartmore Variable Trust Funds — note 2 (Securities Lending)	4,693,903	4,693,903

Total Short-Term Securities Held as Collateral for Securities Lending		4,693,903

Shares or Principal Amount	Value

Total Investments (Cost $38,284,033) (a) — 111.5%	$38,418,993
Liabilities in excess of other assets — (11.5%)	(3,955,690)

NET ASSETS — 100.0%	$34,463,303

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

ADR	American Depository Receipt

FI	Finland

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $37,623,740)	$37,758,700
Repurchase agreements, at cost and value	660,293

Total Investments	38,418,993

Foreign currencies, at value (cost $896,169)	944,541
Receivable for capital shares issued	6
Interest and dividends receivable	12,742
Receivable for investments sold	338,710
Prepaid expenses and other assets	333

Total Assets	39,715,325

Liabilities:
Payable for investments purchased	512,600
Payable for return of collateral received for securities on loan	4,693,903
Accrued expenses and other payables:
Investment advisory fees	27,732
Fund administration and transfer agent fees	433
Distribution fees	902
Administrative servicing fees	2,982
Other	13,470

Total Liabilities	5,252,022

Net Assets	$34,463,303

Represented by:
Capital	$49,010,894
Accumulated net investment income (loss)	(123,219)
Accumulated net realized gains (losses) from investment and foreign currency transactions	(14,607,705)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	183,333

Net Assets	$34,463,303

Net Assets:
Class I Shares	$14,072,764
Class II Shares	1,615,848
Class III Shares	16,038,942
Class VI Shares	2,735,749

Total	$34,463,303

Shares outstanding (unlimited number of shares authorized):
Class I Shares	4,129,120
Class II Shares	475,128
Class III Shares	4,669,255
Class VI Shares	803,544

Total	10,077,047

Net asset value and offering price per share:*
Class I Shares	$3.41
Class II Shares	$3.40
Class III Shares	$3.44
Class VI Shares	$3.40

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$10,675
Dividend income	77,993
Income from securities lending	17,136

Total Income	105,804

Expenses:
Investment advisory fees	170,721
Fund administration and transfer agent fees	12,405
Distribution fees Class II Shares	2,259
Distribution fees Class VI Shares	2,994
Administrative servicing fees Class I Shares	9,779
Administrative servicing fees Class II Shares	1,313
Administrative servicing fees Class III Shares	12,526
Other**	17,026

Total Expenses	229,023

Net Investment Income (Loss)	(123,219)

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	(2,219,585)
Net realized gains (losses) on foreign currency transactions	83

Net realized gains (losses) on investment and foreign currency transactions	(2,219,502)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,266,885)

Net realized/unrealized gains (losses) on investments and foreign currencies	(5,486,387)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,609,606)

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(123,219)	$(358,914)
Net realized gains (losses) on investment and foreign currency transactions	(2,219,502)	(2,493,186)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,266,885)	2,092,250

Change in net assets resulting from operations	(5,609,606)	(759,850)

Change in net assets from capital transactions	(7,828,646)	(2,824,060)

Change in net assets	(13,438,252)	(3,583,910)
Net Assets:
Beginning of period	47,901,555	51,485,465

End of period	$34,463,303	$47,901,555

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,788,613	$13,348,148
Cost of shares redeemed	(7,561,936)	(9,682,763)

	(3,773,323)	3,665,385

Class II Shares
Proceeds from shares issued	849	4,248,694
Cost of shares redeemed	(495,848)	(3,829,138)

	(494,999)	419,556

Class III Shares
Proceeds from shares issued	2,052,967	12,911,950
Cost of shares redeemed	(5,976,049)	(22,278,002)

	(3,923,082)	(9,366,052)

Class VI Shares
Proceeds from shares issued	934,711	2,727,660	(a)
Cost of shares redeemed	(571,953)	(270,609	)(a)

	362,758	2,457,051

Change net assets from capital transactions	$(7,828,646)	$(2,824,060)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,122,450	3,535,990
Redeemed	(2,196,911)	(2,633,623)

	(1,074,461)	902,367

Class II Shares
Issued	220	1,084,304
Redeemed	(147,889)	(1,034,233)

	(147,669)	50,071

Class III Shares
Issued	617,269	3,334,188
Redeemed	(1,753,958)	(6,455,511)

	(1,136,689)	(3,121,323)

Class VI Shares
Issued	278,120	775,393	(a)
Redeemed	(170,529)	(79,440	)(a)

	107,591	695,953

(a)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Global Technology and Communications Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2000(c)	$10.00	(0.01)	(2.48)	(2.49)	(0.16)	—	(0.16)	$7.35	(24.96%	)(g)	$12,127	1.35%	(h)	(0.44%	)(h)	2.57%	(h)	(1.66%	)(h)	305.36%
Year Ended December 31, 2001(d)	$7.35	(0.03)	(3.11)	(3.14)	—	—	—	$4.21	(42.72%	)	$15,585	1.35%		(0.88%	)	2.02%		(1.55%	)	894.05%
Year Ended December 31, 2002	$4.21	(0.03)	(1.77)	(1.80)	—	(0.02)	(0.02)	$2.39	(42.78%	)	$7,791	1.34%		(0.65%	)	1.39%		(0.70%	)	879.28%
Year Ended December 31, 2003	$2.39	(0.03)	1.35	1.32	—	—	—	$3.71	55.23%		$15,960	1.24%		(0.94%	)	(i	)	(i	)	1045.37%
Year Ended December 31, 2004	$3.71	(0.02)	0.18	0.16	—	—	—	$3.87	4.31%		$20,144	1.30%		(0.69%	)	(i	)	(i	)	728.29%
Six Months Ended June 30, 2005 (Unaudited)	$3.87	(0.01)	(0.45)	(0.46)	—	—	—	$3.41	(11.89%	)(g)	$14,073	1.29%	(h)	(0.68%	)(h)	(i	)	(i	)	319.44%

Class II Shares
Period Ended December 31, 2003(e)	$2.45	(0.01)	1.28	1.27	—	—	—	$3.72	51.84%	(g)	$2,128	1.49%	(h)	(1.27%	)(h)	(i	)	(i	)	1045.37%
Year Ended December 31, 2004	$3.72	(0.05)	0.20	0.15	—	—	—	$3.87	4.03%		$2,409	1.53%		(0.98%	)	(i	)	(i	)	728.29%
Six Months Ended June 30, 2005 (Unaudited)	$3.87	(0.02)	(0.45)	(0.47)	—	—	—	$3.40	(12.14%	)(g)	$1,616	1.55%	(h)	(0.94%	)(h)	(i	)	(i	)	319.44%

Class III Shares
Period Ended December 31, 2002(f)	$3.29	(0.01)	(0.85)	(0.86)	—	(0.02)	(0.02)	$2.41	(26.14%	)(g)	$5,822	1.37%	(h)	(3.49%	)(h)	1.79%		(3.91%	)	879.28%
Year Ended December 31, 2003	$2.41	(0.02)	1.35	1.33	—	—	—	$3.74	55.19%		$33,398	1.25%		(1.00%	)	(i	)	(i	)	1045.37%
Year Ended December 31, 2004	$3.74	(0.04)	0.20	0.16	—	—	—	$3.90	4.28%		$22,656	1.28%		(0.73%	)	(i	)	(i	)	728.29%
Six Months Ended June 30, 2005 (Unaudited)	$3.90	(0.01)	(0.45)	(0.46)	—	—	—	$3.44	(11.79%	)(g)	$16,039	1.30%	(h)	(0.69%	)(h)	(i	)	(i	)	319.44%

Class VI Shares
Period Ended December 31, 2004(j)	$3.59	(0.01)	0.29	0.28	—	—	—	$3.87	7.80%	(g)	$2,693	1.46%	(h)	(0.44%	)(h)	(i	)	(i	)	728.29%
Six Months Ended June 30, 2005 (Unaudited)	$3.87	(0.01)	(0.46)	(0.47)	—	—	—	$3.40	(12.14%	)(g)	$2,736	1.40%	(h)	(0.79%	)(h)	(i	)	(i	)	319.44%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c)	For the period from June 30, 2000 (commencement of operations) through December 31, 2000.

(d)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(e)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(f)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.

(g)	Not annualized.

(h)	Annualized.

(i)	There were no fee reductions during the period.

(j)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Global Technology and Communications Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC-acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs

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June 30, 2005

subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

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June 30, 2005

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Funding Agreement	GE Life and Annuity	$400,000	3.32%	07/14/05
Master Note — Floating	CDC Financial Product Inc.	1,000,000	3.54%	07/01/05
Repurchase Agreements	Nomura Securities	3,293,903	3.48%	07/01/05

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

As of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$4,536,732	$4,693,903

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$509,051	$1,011,864	$(1,385,955)	$(374,091)

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3.	Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
$0 up to $500 million	0.98%
$500 million up to $2 billion	0.93%
$2 billion and more	0.88%

GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 1.23% for all classes until at least May 1, 2006.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

As of the six months ended June 30, 2005, there were no cumulative potential reimbursements for all classes of shares of the Fund, based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4.	Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III or Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III or Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III or Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5.	Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $113,663,791 and sales of $121,790,111.

6.	Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7.	Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

8.	Subsequent Event

On July 29, 2005, the Trust filed a Post-Effective Amendment to its Registration Statement on Form N-1A to change the structure of the Fund’s investment advisory fee from the current asset-based fee structure to a performance based fee structure on or about October 1, 2005. On that date, or, if later, upon SEC effectiveness, the Fund will immediately lower its base advisory fee by 0.10% at each breakpoint. Beginning one year after implementation of the new performance fee structure, the Fund’s base advisory fee may be adjusted proportionately upward or downward if the Fund outperforms or underperforms its stated benchmark by the following amounts:

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage points	+/- 0.04%
+/- 3 percentage points	+/- 0.06%
+/- 4 percentage points	+/- 0.08%
+/- 5 percentage points	+/- 0.10%

The prospectus describing the above Fund will be supplemented upon the effectiveness of the Post-Effective Amendment to the Trust’s Registration Statement. Please refer to the prospectus, as supplemented by a notice you will receive after the effectiveness of the Post-Effective Amendment, for further information about this new fee structure.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3], and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

25

Gartmore GVIT Global Health Sciences Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

8	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Global Health Sciences Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Global Health Sciences Fund returned 3.03% (Class I at NAV) versus 5.95% for its benchmark, the Goldman Sachs Healthcare Index.

Health-care stocks experienced a mediocre first quarter, as product controversies continued to dog the pharmaceuticals and biotechnology industries. However, investor sentiment turned more positive in the second quarter, and the health-care sector strongly outperformed the rest of the market, especially in April. Compared with the benchmark, the Fund’s most negative performance factor was its overweighting and unfavorable stock selection in biotechnology. Unfavorable stock selection in the pharmaceuticals group and an underweight position in the health-care providers and services industry, by far the health-care sector’s best-performing segment during the reporting period, also hurt Fund returns relative to the benchmark.

Among individual holdings, one of the biggest detractors to Fund performance was Biogen Idec Inc., one of the two companies that jointly developed Tysabri, a biotechnology treatment for multiple sclerosis. The drug was a subject of controversy during the first quarter after two patients taking the medication developed a rare and fatal brain disease. In February, the two companies voluntarily removed Tysabri from the market, the first such setback for the biotechnology industry. Due to our uncertainty about Tysabri’s chances for returning to market, we sold Biogen Idec. Also turning in a disappointing performance for the Fund was Valeant Pharmaceuticals Inc., one of the Fund’s mid-cap holdings. Increasing competition in the market for hepatitis B drugs, one area of focus for the company, led us to sell our position at a loss in the first quarter. Relative to the benchmark, our underweighting in Genentech, Inc. hurt Fund returns, because the stock gained almost 50% during the reporting period.

On the positive side, the Fund’s performance was helped by biotechnology stock Gilead Sciences, Inc., marketer of a new HIV drug that was capturing market share. Another strong performer was HMO UnitedHealth Group Inc., whose profits were boosted by a widening spread between premiums charged and costs incurred. Furthermore, investors became increasingly positive on the HMO sector as the likelihood increased that a prescription drug benefit favorable to the industry would be added to Medicare in 2006. Partly in response to this development, we added significantly to the Fund’s position in PacifiCare Health Systems, Inc., another HMO that aided Fund performance; the company derives about 50% of its revenues from Medicare reimbursements.

Looking ahead, we are more positive on the health-care sector than we have been in quite some time. Valuations in the group are attractive and sentiment is negative, a combination that often coincides with a bottoming in share prices. Given our positive outlook, we have been adding to the Fund’s biotechnology holdings, a move designed to provide the Fund with more upside potential. In addition, we are reducing the Fund’s average capitalization size, buying more small- and mid-cap names because of their more attractive valuations. Accompanying this shift, we are increasing the number of stocks in the Fund for diversification purposes.

PORTFOLIO MANAGER: Paul Cluskey

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment.

There is no assurance that a diversified portfolio will produce better results than a nondiversified one.

Goldman Sachs Healthcare Index: An unmanaged, market capitalization-weighted index that is generally representative of the stocks in the health-care sector.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests

1

Gartmore GVIT Global Health Sciences Fund (continued)

in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Global Health Sciences Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Inception[2]
Class I3	3.03%	4.70%	5.02%
Class II3	2.95%	4.52%	4.92%
Class III[3]	3.03%	4.69%	5.06%
Class VI4	2.93%	4.59%	5.00%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on December 29, 2000.
3	These returns until the creation of the Class II shares (March 28, 2003) are based on the performance of the Class I shares of the Fund until December 28, 2001 and on the performance of Class III shares of the Fund for the remainder of the period. These returns for Class I shares from December 29, 2001 until May 5, 2002 are based on the performance of Class III shares because no Class I shares were outstanding during that period. These returns until the creation of Class III shares (December 29, 2001) are based on the performance of Class I shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what each class would have produced because all classes of shares invest in the same portfolio of securities. For Class II shares, these returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. If these fees were reflected, returns would be less than those shown.
4	These returns through December 31, 2003 were achieved prior to the creation of Class VI shares and include the performance of the Fund’s Class I shares, from December 29, 2000 to December 28, 2001 and the performance of Class III shares for the remainder of that period. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities. Class VI shares’ annual returns have been restated to reflect the additional fees applicable to Class VI shares and are therefore lower than Class I shares. Additionally, Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class III shares of the Gartmore GVIT Global Health Sciences Fund, the Goldman Sachs Healthcare Index (GS Healthcare)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The GS Healthcare is an unmanaged market capitalization-weighted index that is generally representative of the stocks in the health-care sector.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Global Health Sciences Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Global Health Sciences Fund
Class I	Actual	$1,000	$1,030	$6.29	1.25%
	Hypothetical[1]	$1,000	$1,019	$6.28	1.25%
Class II	Actual	$1,000	$1,030	$7.55	1.50%
	Hypothetical[1]	$1,000	$1,018	$7.53	1.50%
Class III	Actual	$1,000	$1,030	$6.29	1.25%
	Hypothetical[1]	$1,000	$1,019	$6.28	1.25%
Class VI	Actual	$1,000	$1,029	$6.84	1.36%
	Hypothetical[1]	$1,000	$1,018	$6.83	1.36%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	Gartmore GVIT Global Health Sciences Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	93.7%
Cash Equivalents	7.7%
Mutual Fund	4.9%
Other Investments*	11.1%
Liabilities in excess of other assets**	-17.4%

100.0%

Top Holdings***
Johnson & Johnson	8.6%
Pfizer, Inc.	5.2%
UnitedHealth Group, Inc.	5.0%
NASDAQ Biotechnology Index Fund	4.9%
Genentech, Inc.	4.7%
Amgen, Inc.	4.6%
Abbott Laboratories	4.4%
Wyeth	3.8%
Eli Lilly & Co.	3.6%
Medtronic, Inc.	3.4%
Other Holdings	51.8%

100.0%

Top Industries
Drugs	28.6%
Medical Products	17.8%
Insurance	16.6%
Therapeutics	7.3%
Medical Instruments	6.8%
Medical Services	6.3%
Exchange Traded Funds	4.9%
Medical — Biomedical/Genetic	3.8%
Hospitals	3.4%
Medical Supplies	1.1%
Other Industries	3.4%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (93.7%)
Drugs (28.6%)
Abbott Laboratories	59,280	$2,905,313
Allion Healthcare, Inc. (b)	11,910	195,348
Amgen, Inc. (b)	51,010	3,084,065
Eli Lilly & Co.	42,770	2,382,717
Forest Laboratories, Inc. (b)	17,500	679,875
GlaxoSmithKline PLC ADR — GB	24,970	1,211,295
Pfizer, Inc.	125,298	3,455,719
Roche Holding AG — CH	10,190	1,285,744
Schering-Plough Corp.	34,200	651,852
Sepracor, Inc. (b)	10,945	656,809
Wyeth	56,730	2,524,485

		19,033,222

Hospitals (3.4%)
Community Health Systems, Inc. (b)	16,360	618,244
LifePoint Hospitals, Inc. (b)	19,380	979,078
Triad Hospitals, Inc. (b)	12,510	683,546

		2,280,868

Insurance (16.6%)
CIGNA Corp.	10,810	1,156,994
Coventry Health Care, Inc. (b)	10,300	728,725
Humana, Inc. (b)	23,430	931,108
PacifiCare Health Systems, Inc. (b)	30,340	2,167,793
UnitedHealth Group, Inc.	63,720	3,322,361
Universal American Financial Corp (b)	29,000	655,980
WellPoint, Inc. (b)	29,720	2,069,701

		11,032,662

Medical—Biomedical & Genetic (3.8%)
Affymetrix, Inc. (b)	12,740	687,068
Alexion Pharmaceuticals, Inc. (b)	16,110	371,174
Encysive Pharmaceuticals, Inc. (b)	32,920	355,865
Invitrogen Corp. (b)	8,860	737,950
Protein Design Labs, Inc. (b)	17,670	357,111

		2,509,168

Medical Instruments (6.8%)
Beckman Coulter, Inc.	20,300	1,290,471
Guidant Corp.	20,420	1,374,266

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Medical Instruments (continued)
St. Jude Medical, Inc. (b)	43,410	$1,893,110

		4,557,847

Medical Laboratories (1.0%)
Laboratory Corporation of America Holdings (b)	13,290	663,171

Medical Products (17.8%)
Bard (C.R.), Inc.	20,260	1,347,493
Baxter International, Inc.	33,300	1,235,430
Diagnostic Products Corp.	5,710	270,254
Immucor, Inc. (b)	12,040	348,558
Johnson & Johnson	88,230	5,734,949
Medtronic, Inc.	43,840	2,270,474
ResMed, Inc. (b)	10,310	680,357

		11,887,515

Medical Products & Services (1.0%)
Caremark Rx, Inc. (b)	14,910	663,793

Medical Services (6.3%)
Amedisys, Inc. (b)	6,840	251,575
Fisher Scientific International, Inc. (b)	11,100	720,390
Hythiam, Inc. (b)	19,800	110,880
Manor Care, Inc.	17,940	712,756
McKesson Corp.	18,020	807,116
Medco Health Solutions, Inc. (b)	16,030	855,361
Priority Healthcare Corp. (b)	28,930	733,665

		4,191,743

Medical Supplies (1.1%)
PRA International (b)	27,560	738,057

Therapeutics (7.3%)
Genentech, Inc. (b)	39,270	3,152,595
Genzyme Corp. (b)	10,300	618,927
Gilead Sciences, Inc. (b)	24,650	1,084,354

		4,855,876

Total Common Stocks		62,413,922

MUTUAL FUND (4.9%)
Exchange Traded Funds (4.9%)
NASDAQ Biotechnology Index Fund (b)	48,110	3,266,669

Total Mutual Fund		3,266,669

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

CASH EQUIVALENTS (7.7%)
Investments in repurchase agreements (collaterized by AA Corporate Bonds, in a joint trading account at 3.49%, dated 06/30/05, due 07/01/05, repurchase price $5,150,653)	$5,150,175	$5,150,175

Total Cash Equivalents		5,150,175

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (11.1%)
Pool of short-term securities for Gartmore Variable Trust Funds — note 2 (Securities Lending)	7,378,770	7,378,770

Total Short-Term Securities Held as Collateral for Securities Lending		7,378,770

Shares or Principal Amount	Value

Total Investments (Cost $74,149,958) (a) — 117.4%	$78,209,536
Liabilities in excess of other assets — (17.4%)	(11,579,306)

NET ASSETS — 100.0%	$66,630,230

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities

ADR	American Depositary Receipt

CH	Switzerland

GB	United Kingdom

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $68,999,783)	$73,059,361
Repurchase agreements, at cost and value	5,150,175

Total Investments	78,209,536

Interest and dividends receivable	69,393
Receivable for capital shares issued	67
Receivable for investments sold	2,902,335
Prepaid expenses and other assets	807

Total Assets	81,182,138

Liabilities:
Payable for investments purchased	7,104,643
Payable for return of collateral received for securities on loan	7,378,770
Accrued expenses and other payables:
Investment advisory fees	54,385
Fund administration and transfer agent fees	1,865
Distribution fees	2,064
Administrative servicing fees	6,239
Other	3,942

Total Liabilities	14,551,908

Net Assets	$66,630,230

Represented by:
Capital	$62,300,105
Accumulated net investment income (loss)	(19,305)
Accumulated net realized gains (losses) from investment and foreign currency transactions	289,919
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	4,059,511

Net Assets	$66,630,230

Net Assets:
Class I Shares	$10,231,152
Class II Shares	2,769,723
Class III Shares	46,120,566
Class VI Shares	7,508,789

Total	$66,630,230

Shares outstanding (unlimited number of shares authorized):
Class I Shares	951,493
Class II Shares	258,901
Class III Shares	4,281,774
Class VI Shares	697,742

Total	6,189,910

Net asset value and offering price per share:*
Class I Shares	$10.75
Class II Shares	$10.70
Class III Shares	$10.77
Class VI Shares	$10.76

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$41,682
Dividend income	301,646
Income from securities lending	7,384

Total Income	350,712

Expenses:
Investment advisory fees	290,031
Fund administration and transfer agent fees	19,816
Distribution fees Class II Shares	3,661
Distribution fees Class VI Shares	7,384
Administrative servicing fees Class I Shares	6,420
Administrative servicing fees Class II Shares	2,120
Administrative servicing fees Class III Shares	28,795
Other**	11,790

Total Expenses	370,017

Net Investment Income (Loss)	(19,305)

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	1,477,458
Net realized gains (losses) on foreign currency transactions	(2,653)

Net realized gains (losses) on investment and foreign currency transactions	1,474,805
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	320,412

Net realized/unrealized gains (losses) on investments and foreign currencies	1,795,217

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,775,912

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(19,305)	$(149,451)
Net realized gains (losses) on investment and foreign currency transactions	1,474,805	1,055,705
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	320,412	1,414,602

Change in net assets resulting from operations	1,775,912	2,320,856

Distributions to Class I shareholders from:
Net realized gains on investments	(243,285)	(28,764)
Distributions to Class II shareholders from:
Net realized gains on investments	(66,452)	(18,194)
Distributions to Class III shareholders from:
Net realized gains on investments	(1,104,561)	(148,723)
Distributions to Class VI shareholders from:
From net realized gain on investment	(176,585)	—

Change in net assets from shareholder distributions	(1,590,883)	(195,681)

Change in net assets from capital transactions	10,622,736	20,004,854

Change in net assets	10,807,765	22,130,029
Net Assets:
Beginning of period	55,822,465	33,692,436

End of period	$66,630,230	$55,822,465

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,221,841	$7,063,842
Dividends reinvested	243,285	28,764
Cost of shares redeemed	(3,195,609)	(4,003,735)

	2,269,517	3,088,871

Class II Shares
Proceeds from shares issued	1,912	2,408,238
Dividends reinvested	66,452	18,194
Cost of shares redeemed	(516,993)	(1,599,362)

	(448,629)	827,070

Class III Shares
Proceeds from shares issued	11,700,562	31,609,821
Dividends reinvested	1,104,560	148,722
Cost of shares redeemed	(6,512,093)	(20,508,099)

	6,293,029	11,250,444

Class VI Shares
Proceeds from shares issued	2,690,224	5,746,069	(a)
Dividends reinvested	176,584	—
Cost of shares redeemed	(357,989)	(907,600	)(a)

	2,508,819	4,838,469

Change net assets from capital transactions	$10,622,736	$20,004,854

9

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	486,087	682,900
Reinvested	22,737	2,817
Redeemed	(297,090)	(390,960)

	211,734	294,757

Class II Shares
Issued	137	231,007
Reinvested	6,246	1,785
Redeemed	(48,628)	(155,966)

	(42,245)	76,826

Class III Shares
Issued	1,080,342	3,030,056
Reinvested	103,037	14,537
Redeemed	(610,220)	(2,043,885)

	573,159	1,000,708

Class VI Shares
Issued	249,697	557,949	(a)
Reinvested	16,488	—
Redeemed	(33,653)	(92,739	)(a)

	232,532	465,210

(a)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Global Health Sciences Fund

		Investment Activities				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)

Class I Shares
Period Ended December 31, 2000(c)	$10.00	—	—	(0.17)	(0.17)	—	—	—	$9.83	(1.70%	)(h)	$2,458	1.00%	(i)	(1.00%	)(i)	28.69%	(i)	(28.69%	)(i)	0.00%
Period Ended December 27, 2001(d)(e)	$9.83	(0.03)	—	0.39	0.36	(0.02)	—	(0.02)	$10.17	3.67%	(h)	$2,549	1.24%	(i)	(0.32%	)(i)	5.51%	(i)	(4.59%	)(i)	892.96%
Period Ended December 31, 2002(f)	$9.51	(0.02)	0.01	(1.31)	(1.32)	—	—	—	$8.19	(13.88%	)(h)	$370	1.22%	(i)	(0.25%	)(i)	(j	)	(j	)	764.93%
Year Ended December 31, 2003	$8.19	(0.02)	0.01	3.01	3.00	—	(1.23)	(1.23)	$9.96	36.69%		$4,434	1.24%		(0.36%	)	(j	)	(j	)	542.89%
Year Ended December 31, 2004	$9.96	(0.03)	0.01	0.80	0.78	—	(0.05)	(0.05)	$10.69	7.86%		$7,910	1.26%		(0.28%	)	(j	)	(j	)	424.94%
Six Months Ended June 30, 2005 (Unaudited)	$10.69	—	0.01	0.31	0.32	—	(0.26)	(0.26)	$10.75	3.03%	(h)	$10,231	1.25%	(i)	(0.02%	)(i)	(j	)	(j	)	191.29%

Class II Shares
Period Ended December 31, 2003(g)	$8.72	(0.01)	0.01	2.46	2.46	—	(1.23)	(1.23)	$9.95	28.27%	(h)	$2,232	1.49%	(i)	(0.59%	)(i)	(j	)	(j	)	542.89%
Year Ended December 31, 2004	$9.95	(0.06)	0.01	0.80	0.75	—	(0.05)	(0.05)	$10.65	7.56%		$3,208	1.50%		(0.54%	)	(j	)	(j	)	424.94%
Six Months Ended June 30, 2005 (Unaudited)	$10.65	(0.02)	0.01	0.32	0.31	—	(0.26)	(0.26)	$10.70	2.95%	(h)	$2,770	1.50%	(i)	(0.30%	)(i)	(j	)	(j	)	191.29%

Class III Shares
Period Ended December 31, 2001(e)	$10.17	—	—	(0.03)	(0.03)	—	—	—	$10.14	(0.30%	)(h)	$2,540	1.35%	(i)	(1.13%	)(i)	1.35%	(i)	(1.13%	)(i)	892.96%
Year Ended December 31, 2002	$10.14	(0.03)	0.01	(1.92)	(1.94)	—	—	—	$8.20	19.13%		$11,652	1.23%		(0.37%	)	1.24%		(0.38%	)	764.93%
Year Ended December 31, 2003	$8.20	(0.03)	0.01	3.03	3.01	—	(1.23)	(1.23)	$9.98	36.77%		$27,026	1.22%		(0.39%	)	(j	)	(j	)	542.89%
Year Ended December 31, 2004	$9.98	(0.03)	0.01	0.80	0.78	—	(0.05)	(0.05)	$10.71	7.84%		$39,723	1.26%		(0.29%	)	(j	)	(j	)	424.94%
Six Months Ended June 30, 2005 (Unaudited)	$10.71	—	0.01	0.31	0.32	—	(0.26)	(0.26)	$10.77	3.03%	(h)	$46,121	1.25%	(i)	(0.04%	)(i)	(j	)	(j	)	191.29%

Class VI Shares
Period Ended December 31, 2004(k)	$10.70	(0.02)	0.01	0.02	0.01	—	—	—	$10.71	0.09%	(h)	$4,981	1.35%	(i)	(0.36%	)(i)	(j	)	(j	)	424.94%
Six Months Ended June 30, 2005 (Unaudited)	$10.71	(0.01)	0.01	0.31	0.31	—	(0.26)	(0.26)	$10.76	2.93%	(h)	$7,509	1.36%	(i)	(0.17%	)(i)	(j	)	(j	)	191.29%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c)	For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

(d)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(e)	Class I shares were exchanged into Class III shares effective December 28, 2001.

(f)	For the period from May 6, 2002 (recommencement of sales to the public) through December 31, 2002.

(g)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(h)	Not annualized.

(i)	Annualized.

(j)	There were no fee reductions during the period.

(k)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Global Health Sciences Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC-acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(i)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Commercial Paper	MacQuarie Bank Ltd.	$998,736	3.25%	07/01/05
Repurchase Agreements	Nomura Securities	6,380,034	3.48%	07/01/05

As of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$7,263,845	$7,378,770

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$322,679	$4,579,389	$(842,490)	$3,736,899

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
$0 up to $500 million	1.00%
$500 million up to $2 billion	0.95%
$2 billion and more	0.90%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), to provide sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $116,890,906 and sales of $104,419,982.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

19

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

8. Subsequent Event

On July 29, 2005, the Trust filed a Post-Effective Amendment to its Registration Statement on Form N-1A to change the structure of the Fund’s investment advisory fee from the current asset-based fee structure to a performance based fee structure on or about October 1, 2005. On that date, or, if later, upon SEC effectiveness, the Fund will immediately lower its base advisory fee by 0.10% at each breakpoint. Beginning one year after implementation of the new performance fee structure, the Fund’s base advisory fee may be adjusted proportionately upward or downward if the Fund outperforms or uderperforms its stated benchmark by the following amounts:

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage points	+/- 0.04%
+/- 3 percentage points	+/- 0.06%
+/- 4 percentage points	+/- 0.08%
+/- 5 percentage points	+/- 0.10%

The prospectus describing the above Fund will be supplemented upon the effectiveness of the Post-Effective Amendment to the Trust’s Registration Statement. Please refer to the prospectus, as supplemented by a notice you will receive after the effectiveness of the Post-Effective Amendment, for further information about this new fee structure.

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3], and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

25

Gartmore GVIT Nationwide Leaders Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Nationwide Leaders Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Nationwide Leaders Fund returned 1.21% (Class I at NAV) versus -0.81% for its benchmark, the S&P 500® Index. For broader comparison, the average return for the Fund’s Lipper peer category of Multi-Cap Core Funds was -0.59%.

Against the backdrop of a range-bound market, we added significant value through stock selection during the reporting period. Sectors that added most to performance relative to the benchmark were consumer discretionary, information technology and health care. In the latter two cases, favorable stock selection accounted for all or virtually all of the relative contribution. In the consumer discretionary sector, our stock selections were the driving force, but underweighting the sector also helped. On the other hand, unfavorable stock selection and a large overweighting in the industrials sector, along with an underweighting and disappointing stock selection in the strongly performing utilities sector, hampered Fund performance.

Stocks that aided Fund performance in the consumer discretionary sector included homebuilder Lennar Corp. Although this stock was somewhat overlooked prior to the reporting period, it benefited from an attractive valuation and continued strength in housing, particularly in the robust Florida market. Also providing a boost to the Fund’s results was office supplies retailer Staples, Inc. While the company’s financial results continued to be strong, the stock drifted lower from January through the end of April, providing us with an attractive buying opportunity. Department store chain Nordstrom, Inc. was another retailer whose stock performed well, because robust sales enabled the company’s profit margins to expand beyond their historical peak. In information technology, one of the Fund’s strongest contributors was disk drive maker Seagate Technology, which continued to experience growing demand from consumer applications such as portable digital music players, television set-top boxes and cellular handsets.

On the negative side, the Fund experienced poor performance from railroad Norfolk Southern Corp., one of the Fund’s largest holdings at the end of the reporting period. Concerns about increasing freight capacity at a time when demand could falter caused the stock to retreat. A large position in PACCAR Inc., a manufacturer of heavy trucks, also put downward pressure on the Fund’s return; a slight weakening in orders pushed the stock’s price lower.

Our outlook is fairly positive for the balance of 2005, because we believe that stock valuations are generally reasonable, and global economic growth, while not spectacular, should allow for pockets of strong earnings gains. At $60 per barrel, crude oil represents a significant challenge for both consumer and business spending. However, we think that high oil prices should not prevent the U.S. economy from continuing to grow at a moderate pace, if perhaps at a somewhat slower rate than it did in the first half of the year. Rising short-term interest rates also could inhibit growth, but it is important to remember that, from a historical standpoint, these rates remain low. At the company level, we are still finding opportunities with strong earnings prospects, along with good dividend yields.

PORTFOLIO MANAGER: Gary Haubold, CFA

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

1

Gartmore GVIT Nationwide Leaders Fund (continued)

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Nationwide Leaders Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Inception[2]
Class I3	1.21%	15.25%	10.58%
Class III[4]	1.21%	15.24%	10.61%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on December 31, 2001.
3	These returns until the creation of the Class I shares (May 9, 2002) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I and Class III shares would have produced because all classes of shares invest in the same portfolio of securities.
4	For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class III shares of the Gartmore Nationwide Leaders Fund, Standard & Poor’s 500 Index (S&P 500)(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Nationwide Leaders Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Nationwide Leaders Fund
Class I	Actual	$1,000	$1,012	$5.84	1.17%
	Hypothetical[1]	$1,000	$1,019	$5.87	1.17%
Class III	Actual	$1,000	$1,012	$5.79	1.16%
	Hypothetical[1]	$1,000	$1,019	$5.82	1.16%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	Gartmore GVIT Nationwide Leaders Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	88.6%
Cash Equivalents	14.7%
Liabilities in excess of other assets	-3.3%

100.0%

Top Holdings*
Ball Corp.	6.2%
Norfolk Southern Corp.	5.7%
Oracle Corp.	4.8%
Burlington Northern Santa Fe Corp.	4.7%
Albemarle Corp.	4.5%
Deere & Co.	4.5%
American Standard Cos., Inc.	4.4%
Progress Energy, Inc.	4.0%
Bank of America Corp.	4.0%
Reynolds American, Inc.	3.9%
Other Holdings	53.3%

100.0%

Top Industries
Computer Software & Services	10.8%
Oil & Gas	8.7%
Metals & Glass Packing	6.1%
Railroads	5.7%
Financial Services	5.5%
Transportation Services	4.7%
Chemicals	4.5%
Farm & Garden Machinery	4.5%
Manufacturing	4.4%
Energy Equipment & Services	4.0%
Other Industries	41.1%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE LEADERS FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (88.6%)
Auto—Medium & Heavy Duty Trucks (3.5%)
PACCAR, Inc.	10,500	$714,000

Building—Residential (3.3%)
Lennar Corp.	10,600	672,570

Chemicals (4.5%)
Albemarle Corp.	25,200	919,044

Coal (1.1%)
Peabody Energy Corp.	4,400	228,976

Communication Services (2.8%)
Citizens Communications Co.	42,400	569,856

Computer Software & Services (10.8%)
Oracle Corp. (b)	74,000	976,800
Seagate Technology	34,100	598,455
Yahoo! Inc. (b)	17,600	609,840

		2,185,095

Electronics (1.5%)
Intel Corp.	12,000	312,720

Energy Equipment & Services (4.0%)
Progress Energy, Inc.	18,000	814,320

Farm & Garden Machinery (4.5%)
Deere & Co.	13,900	910,311

Financial Services (5.5%)
Bank of America Corp.	17,700	807,297
Goldman Sachs Group, Inc.	3,000	306,060

		1,113,357

Health Care (2.5%)
Aetna, Inc.	6,200	513,484

Information Technology Services (3.4%)
Total System Services, Inc.	11,900	286,790
Westwood One, Inc.	19,800	404,514

		691,304

Insurance: Multi-Line (2.7%)
Old Republic International Corp.	22,000	556,380

Manufacturing (4.4%)
American Standard Cos., Inc.	21,400	897,088

Metals (1.0%)
Phelps Dodge Corp.	2,200	203,500

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Glass Packing (6.1%)
Ball Corp.	34,800	$1,251,408

Oil & Gas (8.7%)
ChevronTexaco Corp.	10,400	581,568
Exxon Mobil Corp.	13,400	770,098
Kerr-Mcgee Corp.	5,300	404,443

		1,756,109

Railroads (5.7%)
Norfolk Southern Corp.	37,800	1,170,288

Retail—Office Supplies (3.0%)
Staples, Inc.	28,200	601,224

Semiconductors (1.0%)
Advanced Micro Devices, Inc. (b)	12,000	208,080

Tobacco (3.9%)
Reynolds American, Inc.	10,100	795,880

Transportation Services (4.7%)
Burlington Northern Santa Fe Corp.	20,500	965,140

Total Common Stocks		18,050,134

CASH EQUIVALENTS (14.7%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.49%, dated 06/30/05, due 07/01/05, repurchase price $2,991,944)	$2,991,653	2,991,653

Total Cash Equivalents		2,991,653

Total Investments (Cost $21,226,338) (a) — 103.3%		21,041,787
Liabilities in excess of other assets — (3.3%)		(679,452)

NET ASSETS — 100.0%		$20,362,335

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE LEADERS FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $18,234,685)	$18,050,134
Repurchase agreements, at cost and value	2,991,653

Total Investments	21,041,787

Cash	367
Interest and dividends receivable	19,974
Receivable for investments sold	804,236
Prepaid expenses and other assets	227

Total Assets	21,866,591

Liabilities:
Payable for investments purchased	1,484,767
Accrued expenses and other payables:
Investment advisory fees	15,080
Fund administration and transfer agent fees	328
Administrative servicing fees	2,073
Other	2,008

Total Liabilities	1,504,256

Net Assets	$20,362,335

Represented by:
Capital	$19,259,761
Accumulated net investment income (loss)	(310)
Accumulated net realized gains (losses) from investment transactions	1,287,435
Net unrealized appreciation (depreciation) on investments	(184,551)

Net Assets	$20,362,335

Net Assets:
Class I Shares	$1,688,338
Class III Shares	18,673,997

Total	$20,362,335

Shares outstanding (unlimited number of shares authorized):
Class I Shares	126,617
Class III Shares	1,398,511

Total	1,525,128

Net asset value and offering price per share:*
Class I Shares	$13.33
Class III Shares	$13.35

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$14,328
Dividend income	121,866

Total Income	136,194

Expenses:
Investment advisory fees	71,369
Fund administration and transfer agent fees	6,241
Administrative servicing fees Class I Shares	938
Administrative servicing fees Class III Shares	9,670
Other**	3,593

Total Expenses	91,811

Net Investment Income (Loss)	44,383

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	1,287,435
Net change in unrealized appreciation/depreciation on investments	(1,015,599)

Net realized/unrealized gains (losses) on investments	271,836

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$316,219

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE LEADERS FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$44,383	$44,596
Net realized gains (losses) on investment transactions	1,287,435	1,537,844
Net change in unrealized appreciation/depreciation on investments	(1,015,599)	(54,369)

Change in net assets resulting from operations	316,219	1,528,071

Distributions to Class I shareholders from:
Net investment income	(4,054)	(3,421)
Net realized gains on investments	(69,962)	(12,728)
Distributions to Class III shareholders from:
Net investment income	(45,024)	(36,790)
Net realized gains on investments	(764,857)	(133,932)

Change in net assets from shareholder distributions	(883,897)	(186,871)

Change in net assets from capital transactions	10,386,130	(128,469)

Change in net assets	9,818,452	1,212,731
Net Assets:
Beginning of period	10,543,883	9,331,152

End of period	$20,362,335	$10,543,883

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,294,827	$778,642
Dividends reinvested	74,016	16,148
Cost of shares redeemed	(538,698)	(514,245)

	830,145	280,545

Class III Shares
Proceeds from shares issued	10,315,110	2,975,997
Dividends reinvested	809,879	170,723
Cost of shares redeemed	(1,569,004)	(3,555,734)

	9,555,985	(409,014)

Change net assets from capital transactions	$10,386,130	$(128,469)

SHARE TRANSACTIONS:
Class I Shares
Issued	92,866	62,651
Reinvested	5,570	1,169
Redeemed	(39,074)	(41,447)

	59,362	22,373

Class III Shares
Issued	753,525	234,709
Reinvested	60,853	12,344
Redeemed	(112,873)	(294,264)

	701,505	(47,211)

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Nationwide Leaders Fund

		Investment Activities				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2002(c)	$11.20	0.03	0.02	(1.75)	(1.70)	(0.06)	—	(0.06)	$9.44	(15.17%	)(e)	$247	1.12%	(f)	1.03%	(f)	(g	)	(g	)	105.28%
Year Ended December 31, 2003	$9.44	0.01	0.01	2.37	2.39	(0.02)	—	(0.02)	$11.81	25.38%		$530	1.14%		0.05%		(g	)	(g	)	244.94%
Year Ended December 31, 2004	$11.81	0.06	0.01	2.15	2.22	(0.05)	(0.20)	(0.25)	$13.78	18.79%		$927	1.19%		0.55%		(g	)	(g	)	259.37%
Six Months Ended June 30, 2005 (Unaudited)	$13.78	0.03	0.01	0.13	0.17	(0.04)	(0.58)	(0.62)	$13.33	1.21%	(e)	$1,688	1.17%	(f)	0.56%	(f)	(g	)	(g	)	266.73%

Class III Shares
Period Ended December 31, 2001(d)	$10.00	—	—	0.08	0.08	—	—	—	$10.08	0.80%	(e)	$1,008	1.25%	(f)	(0.16%	)(f)	20.55%	(f)	(19.46%	)(f)	0.00%
Year Ended December 31, 2002	$10.08	0.04	0.02	(0.64)	(0.58)	(0.06)	—	(0.06)	$9.44	(5.78%	)	$8,463	1.15%		0.80%		1.16%		0.79%		105.28%
Year Ended December 31, 2003	$9.44	0.01	0.01	2.39	2.41	(0.02)	—	(0.02)	$11.83	25.59%		$8,801	1.13%		0.16%		(g	)	(g	)	244.94%
Year Ended December 31, 2004	$11.83	0.06	0.01	2.15	2.22	(0.05)	(0.20)	(0.25)	$13.80	18.77%		$9,617	1.17%		0.48%		(g	)	(g	)	259.37%
Six Months Ended June 30, 2005 (Unaudited)	$13.80	0.03	0.01	0.13	0.17	(0.04)	(0.58)	(0.62)	$13.35	1.21%	(e)	$18,674	1.16%	(f)	0.56%	(f)	(g	)	(g	)	266.73%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c)	For the period from May 9, 2002 (recommencement of operations) through December 31, 2002.

(d)	For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 31, 2001. On the effective date, the net asset value was $10.08 per share.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981,was subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Nationwide Leaders Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(d)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(e)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

(h)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$158,107	$118,053	$(460,711)	$(342,658)

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
Up to $500 million	0.90%
$500 million up to $2 billion	0.80%
$2 billion or more	0.75%

GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 1.10% for all classes until at least May 1, 2006.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2005, the cumulative potential reimbursements for all classes of shares of the Fund, based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF would be:

Amount Fiscal Year 2002	Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Six Months Ended June 30, 2005
$155	$—	$—	$—

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading in Class III shares. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $47,470,439 and sales of $40,149,563.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

8. Subsequent Event

On July 29, 2005, the Trust filed a Post-Effective Amendment to its Registration Statement on Form N-1A to change the structure of the Fund’s investment advisory fee from the current asset-based fee structure to a performance based fee structure on or about October 1, 2005. On that date, or, if later, upon SEC effectiveness, the Fund will immediately lower its base advisory fee by 0.10% at each breakpoint. Beginning one year after implementation of the new performance fee structure, the Fund’s base advisory fee may be adjusted proportionately upward or downward if the Fund outperforms or underperforms its stated benchmark by the following amounts:

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage points	+/- 0.04%
+/- 3 percentage points	+/- 0.06%
+/- 4 percentage points	+/- 0.08%
+/- 5 percentage points	+/- 0.10%

The prospectus describing the above Fund will be supplemented upon the effectiveness of the Post-Effective Amendment to the Trust’s Registration Statement. Please refer to the prospectus, as supplemented by a notice you will receive after the effectiveness of the Post-Effective Amendment, for further information about this new fee structure.

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3], and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Gartmore GVIT Emerging Markets Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

10	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Emerging Markets Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Emerging Markets Fund returned 6.57% (Class I at NAV) versus 6.26% for the Fund’s benchmark, the Morgan Stanley Capital International Emerging Markets (MSCI EM) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Emerging Markets Funds was 5.88%.

An emphasis on growth stocks was one factor that enabled the Fund to keep pace with the benchmark during the reporting period, as that segment of the market had a strong run during May and much of June. On a country basis, favorable stock selection in South Korea, Turkey and South Africa was also helpful to performance. Conversely, our selections in Taiwan, China and Russia hurt performance.

Regarding sectors, the Fund was particularly helped by stock selection in financials, information technology and consumer discretionary. Our financial holdings gained materially from the Fund’s position in Turkish bank DenizBank, whose share price almost doubled during the reporting period. The company benefited from several factors, including: 1) a strong management team; 2) increased interest in Turkish stocks ahead of further discussions about the country’s possible inclusion in the European Union; and 3) speculation that the bank could be a takeover candidate.

In technology, performance was aided by Solomon Systech Ltd., a leading Asian maker of integrated circuit products used in cellular phones, handheld devices and LCD (liquid-crystal display) televisions. South Korean holdings Seoul Semiconductor Co., Ltd. and LG Electronics, a leading maker of LCDs, cellular handsets and electrical appliances, also contributed to performance. In the consumer discretionary sector, CJ Home Shopping Co., Ltd. benefited from South Korea’s ongoing recovery in domestic spending.

Sectors that detracted from performance versus the benchmark included energy and telecommunication services. Despite turning in the highest return among all of the Fund’s sectors, our energy holdings lagged relative to the benchmark because we were under-represented in some stocks that performed well, including PetroChina Co. Ltd. and Russia-based LUKOIL. High valuations made us reluctant to take meaningful positions in these and a number of other exploration and production stocks. Instead, we chose to emphasize the services side of the energy group, where we thought the fundamentals were even stronger.

In telecommunication services, the Fund was hampered by overweighted positions in lackluster performers Telekom Malaysia Berhad, SK Telecom Co., Ltd. and Vimpel-Communications, the stocks of companies based in Malaysia, South Korea and Russia, respectively.

For the balance of 2005, we anticipate maintaining our emphasis on domestic consumption in a number of emerging markets where consumer spending trends have been constructive. However, we also think technology stocks could perform well and have recently increased the Fund’s positions in some globally competitive exporters of technology based in South Korea, Taiwan and elsewhere. These purchases were funded mainly from the sale of materials stocks, many of which we believe could underperform due to new capacity coming on line and volatility in commodity prices. Overall, we like the emerging markets sector, as we believe that valuations remain attractive compared with developed markets. Profitability has improved significantly, a development we think represents the early stages of an important long-term trend.

PORTFOLIO MANAGERS: Philip Ehrmann and Peter Dalgliesh

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Morgan Stanley Capital International (MSCI) Emerging Markets IndexSM: An unmanaged, free float-adjusted, market-capitalization index that is designed to measure the performance of the stocks in emerging-country markets.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in

1

Gartmore GVIT Emerging Markets Fund (continued)

one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Emerging Markets Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Inception[2]
Class I3	6.57%	30.31%	5.32%
Class II4	6.46%	30.05%	5.07%
Class III[4]	6.58%	30.33%	5.33%
Class VI4	6.54%	30.25%	5.11%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on August 30, 2000.
3	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
4	These returns until the creation of Class II shares (March 4, 2002), Class III shares (May 2, 2002) and through December 31, 2003 for Class VI shares are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. Class II and Class VI shares’ annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class I. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III and Class VI shares would have been lower.
Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT Emerging Markets Fund, Morgan Stanley Capital International Emerging Markets Free Index (MSCI Emerging Markets (new))(a) and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The MSCI Emerging Markets (new) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Emerging Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Emerging Markets Fund
Class I	Actual	$1,000	$1,066	$7.02	1.37%
	Hypothetical[1]	$1,000	$1,018	$6.88	1.37%
Class II	Actual	$1,000	$1,065	$8.19	1.60%
	Hypothetical[1]	$1,000	$1,017	$8.03	1.60%
Class III	Actual	$1,000	$1,066	$6.97	1.36%
	Hypothetical[1]	$1,000	$1,018	$6.83	1.36%
Class VI	Actual	$1,000	$1,065	$7.63	1.49%
	Hypothetical[1]	$1,000	$1,018	$7.48	1.49%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	Gartmore GVIT Emerging Markets Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	91.1%
Participation Notes	5.9%
Cash Equivalents	2.9%
Other Investments*	1.8%
Liabilities in excess of other assets**	-1.7%

100.0%

Top Holdings***
Samsung Electronics GDR	4.1%
Au Optronics Corp.	2.7%
Denizbank AS	2.3%
Companhia Vale do Rio Doce, Class A	2.0%
Surgutneftgaz ADR	1.9%
China Telecom Corp. Ltd.	1.9%
Solomon Systech International Ltd.	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.8%
Shin Kong Financial Holding Co., Ltd.	1.8%
Oil and Natural Gas Corp. Ltd., 10/31/05	1.7%
Other Holdings	77.9%

100.0%

Top Industries
Telecommunications	9.7%
Electronics	9.1%
Banking	8.7%
Oil & Gas	8.6%
Financial Services	6.7%
Retail	6.3%
Semiconductors	5.9%
Metals & Mining	3.4%
Diversified Operations	2.9%
Steel	2.4%
Other Industries	36.3%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT EMERGING MARKETS FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (91.1%)
ARGENTINA (1.0%)
Steel (1.0%)
Tenaris SA	15,700	$1,228,839

BERMUDA (1.4%)
Television (1.4%)
Central European Media Enterprises Ltd. (b)	37,600	1,819,088

BRAZIL (12.2%)
Banking (1.5%)
Banco Itau Holding Financeira SA ADR	21,400	1,979,500

Brewery (1.1%)
Ambev Cia Bebid (b)	585,180	150,690
Ambev Cia Bebid	3,991,900	1,239,339

		1,390,029

Electric Utility (0.9%)
Companhia Energetica de Minas Gerais	37,452,894	1,192,706

Insurance (0.8%)
Porto Seguro SA (b)	115,300	1,039,185

Metals & Mining (2.0%)
Companhia Vale do Rio Doce, Class A	103,700	2,637,006

Oil & Gas (3.1%)
Petroleo Brasileiro SA	10,200	471,039
Petroleo Brasileiro SA ADR	28,000	1,459,640
Petroleo Brasileiro SA ADR	45,319	2,086,486

		4,017,165

Paper Products (0.8%)
Klabin SA	585,867	1,013,324

Retail (0.8%)
Companhia Brasileira de Distribuicao Pao de Acucar ADR	50,600	1,006,434

Telecommunications (1.2%)
Tele Norte Leste Participacoes SA ADR	89,300	1,486,845

		15,762,194

CHINA (6.3%)
Coal Mining (0.7%)
Yanzhou Coal Mining Co., Ltd.	1,132,800	893,432

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
CHINA (continued)
Manufacturing (1.0%)
Shanghai Electric Group Co., Ltd. (b)	5,556,000	$1,258,470

Oilfield Services & Equipment (0.9%)
China Oilfield Services Ltd.	3,156,000	1,162,130

Semiconductors (1.8%)
Solomon Systech International Ltd.	6,716,000	2,368,098

Telecommunications (1.9%)
China Telecom Corp. Ltd.	6,762,000	2,415,118

		8,097,248

HUNGARY (1.0%)
Oil & Gas (1.0%)
MOL Magyar Olaj-es Gazipari	15,097	1,266,870

INDIA (0.5%)
Financial Services (0.5%)
ICICI Bank Ltd. ADR	31,376	685,566

INDONESIA (0.9%)
Coal Mining (0.9%)
PT Bumi Resources (b)	13,781,900	1,170,486

ISRAEL (1.9%)
Electronic Measuring Instruction (0.9%)
Orbotech Ltd. (b)	54,700	1,175,503

Software & Computer Services (1.0%)
Retalix Ltd. (b)	58,000	1,247,000

		2,422,503

KOREA (17.2%)
Automotive (1.2%)
Hyundai Motor Co.	27,600	1,520,477

Construction (1.5%)
Hyundai Development Co.	35,400	821,637
Kumho Industrial Co., Ltd.	62,300	1,100,063

		1,921,700

Diversified Operations (1.3%)
GS Holdings Corp.	72,700	1,708,233

Electronic Components (1.7%)
Hynix Semiconductor, Inc. (b)	71,500	1,157,567
Seoul Semiconductor Co., Ltd.	34,918	1,042,498

		2,200,065

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT EMERGING MARKETS FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
KOREA (continued)
Electronics (5.5%)
KH Vatec Co., Ltd.	39,780	$760,544
Samsung Electronics	2,100	994,598
Samsung Electronics GDR	32,000	5,200,001

		6,955,143

Financial Services (3.1%)
Korea Investment Holdings Co., Ltd.	70,500	1,252,318
LG Card Co., Ltd. (b)	34,000	1,131,832
Woori Finance Holdings Co., Ltd.	168,630	1,663,561

		4,047,711

Retail (2.3%)
CJ Home Shopping	17,029	1,267,827
Hyundai Department Store Co., Ltd.	38,100	1,744,146

		3,011,973

Telecommunication Services (0.6%)
KT Freetel Co., Ltd.	35,600	820,285

		22,185,587

MALAYSIA (3.6%)
Foreign Banking (0.1%)
Commerce Asset Holdings Berhad	101,800	135,120

Real Estate (1.0%)
SP Setia Berhad	1,157,100	1,242,523

Telecommunications (1.1%)
Telekom Malaysia Berhad	589,300	1,547,939

Transportation (0.8%)
Malaysai & Services Holdings Berhad (b)	1,093,000	1,005,201

Transportation & Marine (0.6%)
Malaysia International Shipping Corp.	164,600	774,653

		4,705,436

MEXICO (7.1%)
Building Materials (1.2%)
Cemex SA ADR	35,700	1,514,394

Diversified Operations (0.8%)
Grupo Carso SA de CV	530,600	1,027,414

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
MEXICO (continued)
Financial Services (1.3%)
Grupo Financiero Banorte SA de CV	266,200	$1,759,468

Real Estate (0.8%)
Urbi, Desarrolloas Urbanos SA de CV (b)	178,200	981,245

Retail (1.0%)
Wal-Mart de Mexico SA de CV	318,930	1,298,641

Steel Manufacturing/Products (0.7%)
Industrias CH SA (b)	426,200	906,597

Telecommunications (1.3%)
America Movil SA de CV ADR	27,217	1,622,405

		9,110,164

NETHERLANDS (1.2%)
Retail—Food Products (1.2%)
Pyaterochka Holding NV GDR (b)	104,296	1,501,862

POLAND (0.2%)
Real Estate Development (0.2%)
Globe Trade Centre SA (b)	7,900	267,324

RUSSIA (5.4%)
Automobile Manufacturers (0.7%)
JSC Severstal-Avto (b)	60,500	877,250

Brewery (1.2%)
Efes Breweries International GDR (b)	45,600	1,543,560

Metals (0.6%)
Norilsk Nickel ADR	12,000	732,000

Oil & Gas (1.9%)
Surgutneftgaz ADR	69,200	2,586,004

Telecommunications (1.0%)
AO VimpelCom ADR (b)	37,300	1,269,319

		7,008,133

SOUTH AFRICA (7.7%)
Banking (1.6%)
ABSA Group Ltd.	155,738	1,926,340

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT EMERGING MARKETS FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
SOUTH AFRICA (continued)
Diversified Operations (0.8%)
Barloworld Ltd.	70,300	$1,001,133

Foreign Banking (0.7%)
Standard Bank Group Ltd.	99,500	963,189

Metals & Mining (1.4%)
Anglo American PLC	43,300	1,014,365
Anglogold Ashanti Ltd.	23,500	840,914

		1,855,279

Oil & Gas (0.9%)
Sasol Ltd.	44,731	1,208,693

Retail (1.0%)
Lewis Group Ltd.	225,757	1,236,896

Telecommunications (1.3%)
MTN Group Ltd.	263,176	1,743,240

		9,934,770

TAIWAN (17.0%)
Banking (1.7%)
E.Sun Financial Holding Co., Ltd. (b)	1,444,000	1,153,826
TA Chong Bank Ltd. (b)	3,527,748	1,096,026

		2,249,852

Chemicals (1.4%)
Taiwan Fertilizer Co., Ltd. (b)	1,363,000	1,796,372

Computer (2.0%)
Compal Electronics, Inc.	1,472,000	1,457,552
Foxconn Technology Co., Ltd. (b)	307,000	1,156,363

		2,613,915

Electronics (3.6%)
Au Optronics Corp.	2,074,000	3,452,528
Ichia Technologies, Inc. (b)	474	481
MediaTek, Inc.	135,000	1,166,186

		4,619,195

Financial Services (1.8%)
Shin Kong Financial Holding Co., Ltd. (b)	2,259,000	2,270,873

Photographic Products (0.9%)
Largan Precision Co., Ltd.	176,000	1,155,198

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
TAIWAN (continued)
Semiconductors (4.1%)
Powerchip Semiconductor Corp.	1,367,000	$953,069
Taiwan Semiconductor Manufacturing Co., Ltd.	1,359,405	2,367,580
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	106,170	968,270
United Microelectronics Corp. ADR (b)	233,000	957,630

		5,246,549

Steel (0.7%)
China Steel Corp. (b)	943,000	951,206

Textiles (0.8%)
Far Eastern Textile Co., Ltd.	1,516,408	1,079,075

		21,982,235

THAILAND (3.5%)
Banking (1.4%)
Kasikornbank Public Co., Ltd.	1,309,800	1,798,883

Chemicals (0.9%)
Aromatics Public Co., Ltd. NVDR	979,200	1,213,901

Electric Utility (0.7%)
Ratchaburi Electricity Generating Holding Public Co., Ltd.	922,100	901,621

Telecommunications (0.5%)
Shin Corporation Public Co., Ltd.	737,300	666,124

		4,580,529

TURKEY (3.0%)
Banking (2.3%)
Denizbank AS (b)	717,654	2,913,707

Financial Investments (0.7%)
Haci Omer Sabanci Holding AS	234,640	898,553

		3,812,260

Total Common Stocks		117,541,094

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT EMERGING MARKETS FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

PARTICIPATION NOTES (5.9%)
INDIA (5.9%)
Banking (0.2%)
ICICI Bank Ltd., 03/30/07	$7,762	$76,068
ICICI Bank Ltd., 03/30/07	19,016	186,356

		262,424

Computer Service (1.0%)
Tata Consultancy Services Ltd.	41,700	1,303,542

Engineering Services (1.2%)
Larsen & Toubro Ltd., 10/09/19	59,700	1,555,782

Oil & Gas (1.7%)
Oil and Natural Gas Corp. Ltd., 10/31/05	95,000	2,246,750

Telecommunication Services (0.8%)
Bharti Televentures Ltd. (b)	187,600	1,048,684

Tobacco (1.0%)
ITC Ltd., 04/07/30	33,100	1,266,075

Total Participation Notes		7,683,257

CASH EQUIVALENTS (2.9%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.49%, dated 06/30/05, due 07/01/05, repurchase price $3,772,744)	3,772,378	3,772,378

Total Cash Equivalents		3,772,378

	Shares or Principal Amount	Value

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (1.8%)
Pool of short-term securities for Gartmore Variable Trust Funds — note 2 (Securities Lending)	$2,342,692	$2,342,692

Total Short-Term Securities Held as Collateral for Securities Lending		2,342,692

Total Investments (Cost $117,151,438) (a) — 101.7%		131,339,421
Liabilities in excess of other assets — (1.7%)		(2,182,893)

NET ASSETS — 100.0%		$129,156,528

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depository Receipt

GDR	Global Depositary Receipt

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts:
U.S Dollar	07/05/05	$(204,443)	$(204,443)	$0
U.S Dollar	07/06/05	(81,300)	(81,300)	0
Total Short Contracts		$(285,742)	$(285,742)	$0

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Long Contracts:
Hong Kong Dollar	07/05/05	$204,443	$204,526	$83
South African Rand	07/06/05	81,300	81,961	661
Total Long Contracts		$285,743	$286,487	$744

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT EMERGING MARKETS FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $113,379,060)	$127,567,043
Repurchase agreements, at cost and value	3,772,378

Total Investments	131,339,421

Foreign currencies, at value (cost $935,909)	933,043
Interest and dividends receivable	309,757
Receivable for capital shares issued	1,787
Receivable for investments sold	130,150
Unrealized appreciation on forward foreign currency contracts	744
Reclaims receivable	913
Prepaid expenses and other assets	1,888

Total Assets	132,717,703

Liabilities:
Payable to adviser	532
Payable to custodian	97,612
Payable for investments purchased	976,837
Payable for return of collateral received for securities on loan	2,342,692
Accrued expenses and other payables:
Investment advisory fees	119,082
Fund administration and transfer agent fees	980
Distribution fees	5,032
Administrative servicing fees	11,826
Other	6,582

Total Liabilities	3,561,175

Net Assets	$129,156,528

Represented by:
Capital	$108,394,703
Accumulated net investment income (loss)	223,762
Accumulated net realized gains (losses) from investment and foreign currency transactions	6,345,834
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	14,192,229

Net Assets	$129,156,528

Net Assets:
Class I Shares	$22,888,075
Class II Shares	7,386,221
Class III Shares	80,616,272
Class VI Shares	18,265,960

Total	$129,156,528

Shares outstanding (unlimited number of shares authorized):
Class I Shares	2,019,686
Class II Shares	654,378
Class III Shares	7,117,274
Class VI Shares	1,612,324

Total	11,403,662

Net asset value and offering price per share:*
Class I Shares	$11.33
Class II Shares	$11.29
Class III Shares	$11.33
Class VI Shares	$11.33

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$62,513
Dividend income (net of foreign withholding tax of $102,311)	1,539,836
Income from securities lending	71,388

Total Income	1,673,737

Expenses:
Investment advisory fees	687,282
Fund administration and transfer agent fees	45,086
Distribution fees Class II Shares	9,647
Distribution fees Class VI Shares	16,843
Administrative servicing fees Class I Shares	17,244
Administrative servicing fees Class II Shares	5,608
Administrative servicing fees Class III Shares	54,535
Other**	38,297

Total Expenses	874,542

Net Investment Income (Loss)	799,195

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	6,673,981
Net realized gains (losses) on foreign currency transactions	(197,721)

Net realized gains (losses) on investment and foreign currency transactions	6,476,260
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(683,624)

Net realized/unrealized gains (losses) on investments and foreign currencies	5,792,636

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,591,831

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT EMERGING MARKETS FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$799,195	$936,624
Net realized gains (losses) on investment and foreign currency transactions	6,476,260	9,445,319
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(683,624)	1,774,140

Change in net assets resulting from operations	6,591,831	12,156,083

Distributions to Class I shareholders from:
Net investment income	(109,777)	(185,714)
Net realized gains on investments	(314,979)	(1,606,981)
Distributions to Class II shareholders from:
Net investment income	(24,818)	(65,733)
Net realized gains on investments	(102,734)	(661,796)
Distributions to Class III shareholders from:
Net investment income	(367,254)	(611,941)
Net realized gains on investments	(1,111,396)	(5,276,397)
Distributions to Class VI shareholders from:
Net investment income	(73,584)	(73,446	)(a)
Net realized gain on investment	(251,276)	(630,691	)(a)

Change in net assets from shareholder distributions	(2,355,818)	(9,112,699)

Change in net assets from capital transactions	20,757,392	30,915,102

Change in net assets	24,993,405	33,958,486
Net Assets:
Beginning of period	104,163,123	70,204,637

End of period	$129,156,528	$104,163,123

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$12,619,085	$17,689,956
Dividends reinvested	424,753	1,792,695
Cost of shares redeemed	(10,821,469)	(16,936,351)

	2,222,369	2,546,300

Class II Shares
Proceeds from shares issued	38,897	11,140,398
Dividends reinvested	127,551	727,528
Cost of shares redeemed	(1,314,198)	(10,346,782)

	(1,147,750)	1,521,144

Class III Shares
Proceeds from shares issued	16,346,951	46,954,657
Dividends reinvested	1,478,640	5,888,335
Cost of shares redeemed	(7,053,801)	(34,383,311)

	10,771,790	18,459,681

Class VI Shares
Proceeds from shares issued	9,609,614	9,280,798	(a)
Dividends reinvested	324,858	704,137	(a)
Cost of shares redeemed	(1,023,489)	(1,596,958	)(a)

	8,910,983	8,387,977

Change in net assets from capital transactions	$20,757,392	$30,915,102

11

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT EMERGING MARKETS FUND

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	1,106,204	1,694,553
Reinvested	37,502	167,436
Redeemed	(996,517)	(1,716,002)

	147,189	145,987

Class II Shares
Issued	3,303	1,053,978
Reinvested	11,291	68,201
Redeemed	(118,416)	(1,011,686)

	(103,822)	110,493

Class III Shares
Issued	1,457,670	4,439,140
Reinvested	130,577	550,472
Redeemed	(646,540)	(3,581,855)

	941,707	1,407,757

Class VI Shares
Issued	858,111	920,316	(a)
Reinvested	28,645	65,746	(a)
Redeemed	(92,877)	(167,617	)(a)

	793,879	818,445

(a)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

12

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Emerging Markets Fund

		Investment Activities				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2000(c)	$10.00	—	—	(2.48)	(2.48)	(0.01)	—	(0.01)	$7.51	(24.83%	)(g)	$3,991	1.75%	(h)	(0.21%	)(h)	4.09%	(h)	(2.55%	)(h)	43.33%
Year Ended December 31, 2001(d)	$7.51	0.06	—	(0.45)	(0.39)	(0.04)	—	(0.04)	$7.08	(5.18%	)	$15,974	1.70%		0.57%		2.39%		(0.12%	)	140.18%
Year Ended December 31, 2002	$7.08	0.05	0.01	(1.14)	(1.08)	(0.01)	—	(0.01)	$5.99	(15.23%	)	$10,005	1.43%		0.63%		(i	)	(i	)	219.84%
Year Ended December 31, 2003	$5.99	0.09	0.01	3.80	3.90	(0.05)	—	(0.05)	$9.84	65.26%		$16,993	1.39%		1.17%		(i	)	(i	)	133.49%
Year Ended December 31, 2004	$9.84	0.13	0.01	1.89	2.03	(0.11)	(0.93)	(1.04)	$10.83	20.74%		$20,280	1.47%		1.08%		(i	)	(i	)	151.18%
Six Months Ended June 30, 2005 (Unaudited)	$10.83	0.07	0.01	0.63	0.71	(0.05)	(0.16)	(0.21)	$11.33	6.57%	(g)	$22,888	1.37%	(h)	1.33%	(h)	(i	)	(i	)	64.72%

Class II Shares
Period Ended December 31, 2002(e)	$7.71	0.01	0.01	(1.73)	(1.71)	(0.01)		(0.01)	$5.99	(22.23%	)(g)	$454	1.71%	(h)	0.44%	(h)	(i	)	(i	)	219.84%
Year Ended December 31, 2003	$5.99	0.04	0.01	3.81	3.86	(0.03)	—	(0.03)	$9.82	64.66%		$6,360	1.66%		0.35%		(i	)	(i	)	133.49%
Year Ended December 31, 2004	$9.82	0.11	0.01	1.87	1.99	(0.09)	(0.93)	(1.02)	$10.79	20.44%		$8,178	1.72%		0.87%		(i	)	(i	)	151.18%
Six Months Ended June 30, 2005 (Unaudited)	$10.79	0.05	0.01	0.64	0.70	(0.04)	(0.16)	(0.20)	$11.29	6.46%	(g)	$7,386	1.60%	(h)	0.90%	(h)	(i	)	(i	)	64.72%

Class III Shares
Period Ended December 31, 2002(f)	$7.90	0.01	0.01	(1.91)	(1.89)	(0.02)	—	(0.02)	$5.99	(23.99%	)(g)	$11,435	1.39%	(h)	0.61%	(h)	(i	)	(i	)	219.84%
Year Ended December 31, 2003	$5.99	0.06	0.01	3.82	3.89	(0.04)	—	(0.04)	$9.84	65.22%		$46,902	1.42%		0.89%		(i	)	(i	)	133.49%
Year Ended December 31, 2004	$9.84	0.12	0.01	1.90	2.03	(0.11)	(0.93)	(1.04)	$10.83	20.76%		$66,844	1.48%		1.08%		(i	)	(i	)	151.18%
Six Months Ended June 30, 2005 (Unaudited)	$10.83	0.06	0.01	0.64	0.71	(0.05)	(0.16)	(0.21)	$11.33	6.58%	(g)	$80,616	1.36%	(h)	1.21%	(h)	(i	)	(i	)	64.72%

Class VI Shares
Period Ended December 31, 2004(j)	$10.11	0.05	0.01	1.62	1.68	(0.10)	(0.86)	(0.96)	$10.83	16.70%	(g)	$8,862	1.68%	(h)	0.97%	(h)	(i	)	(i	)	151.18%
Six Months Ended June 30, 2005 (Unaudited)	$10.83	0.05	0.01	0.65	0.71	(0.05)	(0.16)	(0.21)	$11.33	6.54%	(g)	$18,266	1.49%	(h)	1.15%	(h)	(i	)	(i	)	64.72%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c)	For the period from August 30, 2000 (commencement of operations) through December 31, 2000.

(d)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(e)	For the period from March 4, 2002 (commencement of operations) through December 31, 2002.

(f)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.

(g)	Not annualized.

(h)	Annualized.

(i)	There were no fee reductions during the period.

(j)	For the period from April 28, 2004 (commencement of operations) December 31, 2004.

See notes to financial statements.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Emerging Markets Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC-acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Master Note — Floating	Merrill Lynch Mortgage Capital	$2,000,000	3.54%	07/01/05
Repurchase Agreements	Nomura Securities	342,692	3.48%	07/01/05

As of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$2,008,782	$2,342,692

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$286,714	$16,051,398	$(2,150,129)	$13,901,269

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income,

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Global Asset Management Trust (“GGAMT”) manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GGAMT provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GGAMT advises. Gartmore Global Partners (the “subadviser”), an affiliate of GGAMT, manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays the Fund’s adviser an investment advisory fee based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, the adviser pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GGAMT and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $500 million	1.15%	0.575%	0.575%
Next $1.5 billion	1.10%	0.525%	0.575%
Next $2 billion or more	1.05%	0.475%	0.575%

GGAMT and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 1.40% for all classes until at least May 1, 2006.

GGAMT may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GGAMT, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

As of the six months ended June 30, 2005, there were no cumulative potential reimbursements for all classes of the Fund, based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GGAMT.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels

19

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $95,441,353 and sales of $74,042,302.

6. Portfolio Investment Risks

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

8. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

20

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

21

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

22

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

9. Subsequent Event

On July 29, 2005, the Trust filed a Post-Effective Amendment to its Registration Statement on Form N-1A to change the structure of the Fund’s investment advisory fee and sub-advisory fee from the current asset-based fee structure to a performance based fee structure on or about October 1, 2005. On that date, or, if later, upon SEC effectiveness, the Fund will immediately lower its base advisory fee by 0.10% at each breakpoint. Beginning one year after implementation of the new performance fee structure, the Fund’s base advisory fee may be adjusted proportionately upward or downward if the Fund outperforms or underperforms its stated benchmark by the following amounts:

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage points	+/- 0.04%
+/- 3 percentage points	+/- 0.06%
+/- 4 percentage points	+/- 0.08%
+/- 5 percentage points	+/- 0.10%

The prospectus describing the above Fund will be supplemented upon the effectiveness of the Post-Effective Amendment to the Trust’s Registration Statement. Please refer to the prospectus, as supplemented by a notice you will receive after the effectiveness of the Post-Effective Amendment, for further information about this new fee structure.

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

25

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

26

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3], and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

27

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28

Gartmore GVIT International Growth Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

10	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT International Growth Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT International Growth Fund returned 2.69% (Class I at NAV) versus 0.32% for its benchmark, the Morgan Stanley Capital International (MSCI) All Country World Ex-United States Index. For broader comparison, the average return for the Fund’s Lipper peer category of International Core Funds was -0.80%.

On an absolute basis, the returns of both the Fund and its benchmark were limited by strength in the U.S. dollar, especially in the second quarter. A stronger greenback works against gains in foreign stock markets because those gains are diminished when converted from the weaker foreign currency into U.S. dollars. While we do not make investment decisions based on anticipated currency movements, we believe that this dollar strength is probably temporary, and the primary trend of the U.S. currency is most likely still down.

Relative to its benchmark, the Fund was helped by a huge overweighting and solid stock selection in the energy sector. The big story for the Fund was rising crude oil prices, which reached $60 per barrel near the end of the reporting period. Secondarily, the Fund benefited from an overweighting and stock selection in the materials and utilities sectors. On a country basis, Australia, Canada and Austria were particularly strong contributors. These positive factors were offset to some extent by an underweighting and unfavorable stock selection in health care, along with disappointing picks in the financials sector. Among countries, Switzerland, France and Belgium were some of the biggest negative influences.

Regarding individual holdings, most of the Fund’s top contributors were from the energy, materials or utilities sectors. For example, one of our best-performing holdings was Excel Coal Ltd., an Australian coal mining company whose stock was aided by a modest valuation and strong demand for coal from China and the United States. Also providing a boost to Fund performance was Suncor Energy Inc., a Canadian exploration and production (E&P) company. Other strong Fund performers included the shares of Austrian E&P firm OMV AG, Norwegian drilling and equipment provider Stolt Offshore S.A. and Finnish utility Fortum OYJ. In the energy and materials groups, we favored smaller and mid-sized companies, which we thought might benefit more from strong commodity prices.

Stocks that detracted from Fund performance included Belgian telecommunications services provider Belgacom SA, which fell sharply after announcing in May that its wireless revenues could drop in 2005 due to stiffer competition. Also turning in disappointing performances were Mitsubishi Tokyo Financial Group, Inc., Japan’s second-largest bank, and rival UFJ Holdings, Inc. Both sustained double-digit losses amid investor doubts about a proposed merger between the two companies.

While our longer-term outlook remains positive, over the near term we believe that international markets could take a breather to consolidate their recent gains, especially given the fact that a number of these markets are near multi-year highs. Additional short-term concerns are lackluster economic growth and high consumer debt in many European economies, high oil prices and the threat of further terrorist incidents. That said, we think valuations remain reasonable, interest rates are low, and many opportunities exist to find attractively valued stocks of companies capable of dynamic earnings growth.

PORTFOLIO MANAGERS: Brian O’Neill, Ben Walker

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Morgan Stanley Capital International (MSCI) All Country World excluding U.S. Index: An unmanaged, free float-adjusted, market-capitalization index that is designed to measure the performance of the stocks in companies in all countries except the United States.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

1

Gartmore GVIT International Growth Fund (continued)

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT International Growth Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Inception[2]
Class I3	2.69%	18.20%	-5.96%
Class III[4]	2.68%	18.35%	-5.93%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on August 30, 2000.
3	The existing shares of the Fund were designated Class I shares as of May 1, 2001.
4	These returns until the creation of Class III shares (May 2, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.
Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Gartmore GVIT International Growth Fund, the Morgan Stanley Capital International All Country World Free ex U.S. Index (MSCI AC World ex U.S.)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The MSCI AC World Free ex U.S. is an unmanaged, free float-adjusted, market-capitalization weighted index that is designed to measure the performance of the stocks in companies in all countries except the United States.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT International Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
International Growth Fund
Class I	Actual	$1,000	$1,027	$6.78	1.35%
	Hypothetical[1]	$1,000	$1,018	$6.78	1.35%
Class III	Actual	$1,000	$1,027	$6.78	1.35%
	Hypothetical[1]	$1,000	$1,018	$6.78	1.35%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	Gartmore GVIT International Growth Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	99.8%
Cash Equivalents	0.0%
Other assets in excess of liabilities	0.2%

100.0%

Top Holdings*
BP PLC	2.8%
Fortum Oyj	2.2%
Credit Saison Co. Ltd.	2.1%
Suncor Energy, Inc.	2.1%
Nokia Oyj	2.0%
ENI SPA	2.0%
E.ON AG	2.0%
OMV AG	2.0%
LM Ericsson, Class B	2.0%
Excel Coal Ltd.	2.0%
Other Holdings	78.8%

100.0%

Top Industries
Oil & Gas	17.2%
Banking	13.5%
Financial Services	7.9%
Transportation	4.8%
Telecommunications	4.3%
Real Estate	4.2%
Aerospace & Defense	4.0%
Chemicals	3.7%
Electronics	3.5%
Coal	2.8%
Other Industries	34.1%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (99.8%)
AUSTRALIA (4.1%)
Coal (2.8%)
Excel Coal Ltd. (c)	66,587	$377,694
Felix Resources Ltd. (b) (c)	71,136	154,140

		531,834

Minerals (1.3%)
BHP Billiton Ltd. (c)	18,493	252,481

		784,315

AUSTRIA (2.0%)
Oil & Gas (2.0%)
OMV AG (c)	873	379,992

CANADA (3.2%)
Oil & Gas (3.2%)
Encana Corp. (c)	5,568	219,711
Suncor Energy, Inc. (c)	8,231	389,238

		608,949

DENMARK (0.3%)
Telecommunications (0.3%)
TDC A/S (c)	1,320	56,520

FINLAND (4.9%)
Electric Utility (2.2%)
Fortum Oyj (c)	26,284	421,626

Oil & Gas (0.7%)
Neste Oil (b) (c)	4,882	126,483

Telecommunications (2.0%)
Nokia Oyj (c)	22,980	382,524

		930,633

FRANCE (9.8%)
Automotive (1.0%)
Renault SA (c)	2,240	196,825

Banking (3.0%)
BNP Paribas SA (c)	3,903	266,684
Societe Generale (c)	2,784	282,424

		549,108

Building & Construction (0.7%)
Bouygues SA (c)	3,161	130,726

Diversified Operations (1.5%)
LVMH Moet Hennessy SA (c)	3,720	286,507

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
FRANCE (continued)
Food—Diversified (0.7%)
Groupe Danone (b) (c)	1,600	$140,244

Multimedia (0.5%)
Vivendi Universal SA (b) (c)	3,059	95,904

Oil & Gas (1.1%)
Total SA (c)	885	207,173

Utilities (1.3%)
Suez SA (c)	9,260	250,404

		1,856,891

GERMANY (7.0%)
Chemicals (1.2%)
Bayer AG (c)	6,900	229,674

Electric (1.9%)
E.ON AG (c)	4,284	380,463

Financial Services (1.5%)
Deutsche Bank AG (c)	3,536	275,300

Gas & Electric Utility (1.3%)
RWE AG (c)	3,729	239,649

Manufacturing—Consumer Goods (1.1%)
Adidas Salomon (c)	1,220	204,014

		1,329,100

HONG KONG (3.5%)
Diversified Operations (0.8%)
Hutchison Whampoa Ltd. (c)	16,000	144,022

Real Estate (2.7%)
Cheung Kong (Holdings) Ltd. (c)	23,000	223,105
New World Development Co. Ltd. (c)	128,000	156,304
Sun Hung Kai Properties Ltd. (c)	14,000	137,711

		517,120

		661,142

IRELAND (2.5%)
Beverages (1.0%)
C&C Group PLC (c)	44,000	199,052

Transportation (1.5%)
Ryanair Holdings PLC ADR	6,130	274,870

		473,922

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
ITALY (4.8%)
Banking (2.8%)
Banca Intesa SPA (c)	30,901	$141,127
Banca Nazionale del Lavoro SPA (b) (c)	45,243	155,977
UniCredito Italiano (b) (c)	44,950	237,086

		534,190

Oil & Gas (2.0%)
ENI SPA (c)	14,825	381,081

		915,271

JAPAN (9.9%)
Financial Services (6.4%)
Credit Saison Co. Ltd. (c)	12,000	397,293
Matsui Securities Co. Ltd. (c)	25,600	273,106
Mitsubishi Tokyo Financial Group, Inc. (c)	28	236,093
Sumitomo Mitsui Financial Group, Inc. (c)	20	134,529
UFJ Holdings, Inc. (c)	29	150,070

		1,191,091

Import & Export (1.5%)
Mitsubishi Corp. (c)	21,100	285,433

Real Estate (1.5%)
Mitsui Fudosan Co. Ltd. (c)	26,000	290,041

Transportation—Marine (0.5%)
Nippon Yusen Kabushiki Kaisha (c)	17,000	97,209

		1,863,774

KOREA (3.5%)
Electronics (3.5%)
Hynix Semiconductor, Inc. (b) (c)	17,500	283,320
Samsung Electronics Co. Ltd. ADR	1,560	372,840

		656,160

NETHERLANDS (3.8%)
Banking (1.4%)
ABN AMRO Holding NV (c)	11,700	287,562

Food (1.2%)
Koninlijke Numico NV (b) (c)	5,583	223,011

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
NETHERLANDS (continued)
Oil & Gas (1.2%)
Royal Dutch Petroleum Co. (c)	3,370	$219,171

		729,744

NORWAY (4.8%)
Chemicals (1.3%)
Yara International ASA (b) (c)	15,600	246,576

Oil & Gas (1.7%)
Statoil ASA (c)	15,700	319,680

Oil—Field Services (1.8%)
Stolt Offshore SA (b) (c)	37,637	341,385

		907,641

SOUTH AFRICA (1.5%)
Oil & Gas (1.5%)
Sasol Ltd. (c)	10,670	288,318

SPAIN (2.3%)
Building & Construction (1.1%)
Acciona SA (c)	2,200	218,019

Construction & Engineering (1.2%)
Abengoa, SA (c)	18,920	219,295

		437,314

SWEDEN (3.2%)
Banking (1.2%)
Skandiaviska Enskilda Banken AB, Series A (b) (c)	13,400	222,414

Telecommunications (2.0%)
LM Ericsson, Class B (b) (c)	119,050	379,933

		602,347

SWITZERLAND (5.5%)
Banking (2.0%)
Credit Suisse Group (c)	3,400	133,272
UBS AG (c)	3,239	252,497

		385,769

Chemicals (1.2%)
Syngenta AG (c)	2,137	218,646

Food—Diversified (0.7%)
Nestle SA (c)	510	130,286

Pharmaceuticals (1.6%)
Novartis AG (c)	6,510	309,073

		1,043,774

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
UNITED KINGDOM (23.2%)
Aerospace & Defense (4.0%)
BAE Systems (c)	73,230	$375,355
Rolls-Royce Group PLC (b) (c)	71,250	365,693

		741,048

Banking (3.1%)
Barclays PLC (c)	17,660	175,123
HSBC Holdings PLC (c)	11,310	179,932
Royal Bank of Scotland Group PLC (c)	7,480	225,307

		580,362

Beverages (0.7%)
Diageo PLC (c)	8,850	130,246

Food & Household Products (1.1%)
Cadbury Schweppes PLC (c)	22,790	216,969

Gambling (0.8%)
PartyGaming PLC (c)	56,452	150,768

Gas & Electric Utility (1.1%)
Scottish Power PLC (c)	24,340	216,060

Mining (2.0%)
BHP Billiton PLC (c)	14,550	185,556
Rio Tinto PLC (c)	6,483	197,493

		383,049

Oil & Gas (3.8%)
BP PLC (c)	50,851	529,052
Shell Transport & Trading Co. PLC (c)	19,009	184,133

		713,185

Pharmaceuticals (0.9%)
AstraZeneca PLC	1,360	56,093
GlaxoSmithKline PLC	4,990	120,626

		176,719

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Transportation (3.3%)
BAA PLC (c)	31,250	$346,387
British Airways PLC (b) (c)	59,140	277,602

		623,989

Utilities (1.0%)
AWG PLC (c)	11,110	190,916

Water & Sewerage Services (1.4%)
Pennon Group PLC (c)	14,270	265,768

		4,389,079

UNITED STATES (0.0%)
Multi-Media (0.0%)
News Corp. Ltd. (The), Class B	330	5,564

Total Common Stocks		18,920,450

CASH EQUIVALENTS (0.0%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 3.34%, dated 06/30/05, due 07/01/05, repurchase price $8,208)	$8,207	8,207

Total Cash Equivalents		8,207

Total Investments (Cost $18,004,676) (a) — 99.8%		18,928,657
Other assets in excess of liabilities — 0.2%		37,199

NET ASSETS — 100.0%		$18,965,856

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

ADR	American Depositary Receipt

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

At June 30, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro Dollar	07/01/05	$240,801	$241,791	$(990)
British Pound	07/05/05	56,001	55,991	10
Total Short Contracts		$296,802	$297,782	$(980)
Long Contracts:
Euro Dollar	07/01/05	$105,866	$106,505	$(639)
British Pound	07/01/05	251,846	249,734	2,112
Total Long Contracts		$357,712	$356,239	$1,473

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $17,996,469)	$18,920,450
Repurchase agreements, at cost and value	8,207

Total Investments	18,928,657

Foreign currencies, at value (cost $156,487)	162,453
Interest and dividends receivable	30,656
Receivable for investments sold	894,833
Unrealized appreciation on forward foreign currency contracts	11
Reclaims receivable	22,856
Prepaid expenses and other assets	4,284

Total Assets	20,043,750

Liabilities:
Payable to custodian	53,623
Payable for investments purchased	1,005,082
Accrued expenses and other payables:
Investment advisory fees	15,480
Fund administration and transfer agent fees	142
Administrative servicing fees	1,966
Other	1,601

Total Liabilities	1,077,894

Net Assets	$18,965,856

Represented by:
Capital	$19,054,085
Accumulated net investment income (loss)	77,785
Accumulated net realized gain (losses) from investment and foreign currency transactions	(1,095,231)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	929,217

Net Assets	$18,965,856

Net Assets:
Class I Shares	$4,640,501
Class III Shares	14,325,355

Total	$18,965,856

Shares outstanding (unlimited number of shares authorized):
Class I Shares	634,896
Class III Shares	1,957,836

Total	2,592,732

Net asset value and offering price per share:*
Class I Shares	$7.31
Class III Shares	$7.32

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$9,581
Dividend income (net of foreign withholding tax of $43,366)	293,363

Total Income	302,944

Expenses:
Investment advisory fees	86,671
Fund administration and transfer agent fees	12,916
Administrative servicing fees Class I Shares	2,999
Administrative servicing fees Class III Shares	9,415
Other**	4,724

Total Expenses	116,725

Net Investment Income (Loss)	186,219

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	1,052,508
Net realized gains (losses) on foreign currency transactions	17,415

Net realized gains (losses) on investment and foreign currency transactions	1,069,923
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(874,431)

Net realized/unrealized gains (losses) on investments, and foreign currencies	195,492

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	381,711

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$186,219	$113,685
Net realized gains (losses) on investment and foreign currency transactions	1,069,923	1,030,071
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(874,431)	611,065

Change in net assets resulting from operations	381,711	1,754,821

Distributions to Class I shareholders from:
Net investment income	(26,518)	(28,665)
Distributions to Class III shareholders from:
Net investment income	(81,407)	(94,733)

Change in net assets from shareholder distributions	(107,925)	(123,398)

Change in net assets from capital transactions	3,022,109	3,449,179

Change in net assets	3,295,895	5,080,602
Net Assets:
Beginning of period	15,669,961	10,589,359

End of period	$18,965,856	$15,669,961

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,852,112	$1,857,450
Dividends reinvested	26,518	28,665
Cost of shares redeemed	(923,733)	(2,343,099)

	954,897	(456,984)

Class III Shares
Proceeds from shares issued	4,059,477	6,765,019
Dividends reinvested	81,407	94,733
Cost of shares redeemed	(2,073,672)	(2,953,589)

	2,067,212	3,906,163

Change in net assets from capital transactions	$3,022,109	$3,449,179

SHARE TRANSACTIONS:
Class I Shares
Issued	249,009	282,973
Reinvested	3,639	4,026
Redeemed	(127,151)	(359,719)

	125,497	(72,720)

Class III Shares
Issued	554,069	1,036,648
Reinvested	11,157	13,287
Redeemed	(285,049)	(465,078)

	280,177	584,857

See notes to financial statements.

11

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT International Growth Fund

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2000(c)	$10.00	(0.01)	—	(1.37)	(1.38)	—	—	$8.62	(13.70%	)(f)	$9,239	1.60%	(g)	(0.17%	)(g)	2.88%	(g)	(1.45%	)(g)	93.02%
Year Ended December 31, 2001(d)	$8.62	0.01	—	(2.47)	(2.46)	(0.02)	(0.02)	$6.14	(28.65%	)	$9,448	1.58%		0.05%		2.69%		(1.06%	)	245.96%
Year Ended December 31, 2002	$6.14	0.01	0.01	(1.50)	(1.48)	—	—	$4.66	(24.10%	)	$6,859	1.29%		0.53%		1.33%		0.49%		257.38%
Year Ended December 31, 2003	$4.66	0.07	—	1.59	1.66	—	—	$6.32	35.62%		$3,678	1.25%		0.83%		(h	)	(h	)	331.02%
Year Ended December 31, 2004	$6.32	0.07	—	0.83	0.90	(0.06)	(0.06)	$7.16	14.19%		$3,647	1.33%		0.98%		(h	)	(h	)	262.03%
Six Months Ended June 30, 2005 (Unaudited)	$7.16	0.07	—	0.12	0.19	(0.04)	(0.04)	$7.31	2.69%	(f)	$4,641	1.35%	(g)	2.23%	(g)	(h	)	(h	)	134.58%

Class III Shares
Period Ended December 31, 2002(e)	$5.95	(0.01)	0.01	(1.28)	(1.28)	—	—	$4.67	(21.51%	)(f)	$2,232	1.32%	(g)	0.08%	(g)	(h	)	(h	)	257.38%
Year Ended December 31, 2003	$4.67	0.02	—	1.63	1.65	—	—	$6.32	35.33%		$6,912	1.33%		0.24%		(h	)	(h	)	331.02%
Year Ended December 31, 2004	$6.32	0.05	—	0.86	0.91	(0.06)	(0.06)	$7.17	14.35%		$12,023	1.35%		0.98%		(h	)	(h	)	262.03%
Six Months Ended June 30, 2005 (Unaudited)	$7.17	0.07	—	0.12	0.19	(0.04)	(0.04)	$7.32	2.68%	(f)	$14,325	1.35%	(g)	2.12%	(g)	(h	)	(h	)	134.58%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c)	For the period from August 30, 2000 (commencement of operations) through December 31, 2000.

(d)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(e)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See notes to financial statements.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT International Growth Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors

14

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$99,183	$1,106,746	$(281,948)	$824,798

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Global Asset Management Trust (“GGAMT”) manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GGAMT provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GGAMT advises. Gartmore Global Partners (the “subadviser”), an affiliate of GGAMT, manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GGAMT an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GGAMT pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GGAMT and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $500 million	1.00%	0.50%	0.50%
$500 million up to $2 billion	0.95%	0.45%	0.50%
Next $2 billion or more	0.90%	0.40%	0.50%

GGAMT and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 1.25% for all classes until at least May 1, 2006.

GGAMT may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GGAMT, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

As of the six months ended June 30, 2005, there were no cumulative potential reimbursements for all classes of the Fund, based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GGAMT.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $25,817,043 and sales of $22,593,071.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)
TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)
TOTAL	2,912,726,012.615 shares (100.000%)
Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)
TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)
TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)
TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)
TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)
TOTAL	2,912,726,012.615 shares (100.000%)
Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)
TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)
TOTAL	2,912,726,012.615 shares (100.000%)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)
TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)
TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)
TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)
TOTAL	2,912,726,012.615 shares (100.000%)

8. Subsequent Event

On July 29, 2005, the Trust filed a Post-Effective Amendment to its Registration Statement on Form N-1A to change the structure of the Fund’s investment advisory fee and sub-advisory fee from the current asset-based fee structure to a performance based fee structure on or about October 1, 2005. On that date, or, if later, upon SEC effectiveness, the Fund will immediately lower its base advisory fee by 0.10% at each breakpoint. Beginning one year after implementation of the new performance fee structure, the Fund’s base advisory fee may be adjusted proportionately upward or downward if the Fund outperforms or uderperforms its stated benchmark by the following amounts:

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage points	+/- 0.04%
+/- 3 percentage points	+/- 0.06%
+/- 4 percentage points	+/- 0.08%
+/- 5 percentage points	+/- 0.10%

The prospectus describing the above Fund will be supplemented upon the effectiveness of the Post-Effective Amendment to the Trust’s Registration Statement. Please refer to the prospectus, as supplemented by a notice you will receive after the effectiveness of the Post-Effective Amendment, for further information about this new fee structure.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3], and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

25

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26

Dreyfus GVIT International Value Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

11	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Dreyfus GVIT International Value Fund

For the semiannual period ended June 30, 2005, the Dreyfus GVIT International Value Fund returned -1.47% (Class I at NAV) versus -0.85% for its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. For broader comparison, the average return for the Fund’s Lipper peer category of International Value Funds was -1.38%.

The first half of 2005 was a difficult trading environment dominated by currency moves, surging oil prices and the U.S. Federal Reserve Board’s tightening cycle entering its late stages. Corporate borrowing costs continue to remain at historic lows in both the United States and Europe, with the long bond below 4% in both regions. The recent sell-off of the euro versus the U.S. dollar has helped European exporters, and many are now looking for the European Central Bank to cut rates later this year as inflation remains quite low, and high unemployment rates as well as slow growth persist (Italy is now in a mild recession).

Despite Mr. Greenspan’s words of caution in March, inflation remains historically low, corporate balance sheets are healthy, hiring is expected to pick up, and China has successfully avoided a significant production decline thus far. Although the Japanese stock market had a difficult second quarter, more positive trends are surfacing in consumer spending and property values. The weakening yen in recent weeks also has assisted exporters. Any signal that Japan is transitioning from a deflationary to a slightly inflationary environment would be positive to the domestic demand-oriented sectors, where we run an overweight position versus the benchmark.

The international markets were driven down in the first half of 2005 by factors such as rising energy prices, tighter U.S. monetary policy, a strengthening U.S. dollar, and continued concern that earnings and gross domestic product (GDP) growth have peaked. China continues to dominate headlines as its growth persists. Recently, the country has been shopping for Western assets; Chinese companies are keen on building national brands, gaining management expertise and securing natural resources.

The emerging markets region continues to attract investors wary that developed economies are approaching an economic slowdown; thus, our emerging markets exposure yielded positive results.

As evidenced by the Fund’s holdings in Funai Electric Co. Ltd, Nippon Express Co., and Swiss Reinsurance Co., weaker stock selection tended to be stock-specific rather than driven by sectors or macroeconomics during the period. Funai Electric Co. Ltd, maker of DVDs and TVs, recently received a directive from the Osaka tax office to amend its last two years of back taxes. Transportation and logistics provider Nippon Express Co., Ltd. is expected to deliver in line with management guidance this year. However, concern over rising fuel costs, declining global growth and the potential impact on freight carriers has weakened the stock price. Finally, Swiss Reinsurance Co. is highly exposed to global interest rates and benefits from tighter monetary policy. As Organisation for Economic Co-operation and Development indicators pointed to slower growth, the bond market rallied and analysts moved to a neutral position on the stock. The company has since reported a higher-than-expected internal rate of return on new business due to product mix and duration.

Fund holding Mabuchi Motor Co., Ltd. lowered guidance due to pricing pressure in conventional motors. The company is working to diversify its product line by expanding mass production of brushless motors and increasing automotive motor exposure. Continued consumer weakness in Italy led to lower casual apparel sales at Benetton Group S.p.A., one of the country’s leading apparel retailers. The company has begun a substantial restructuring program to boost offshore sourcing, streamline logistics and revitalize merchandise content. Benetton has a strong balance sheet, high cash flow and valuable property assets. The brand is highly popular in Italy and well positioned for a rebound in consumer spending. Singapore-based DBS Group Holdings Ltd. reported a decline in the net interest margin due to higher funding costs and an increase in longer-term deposits. Hong Kong margins were expected to come under pressure from heightened competition. With loan growth up 15% for the year against 5% for the industry, the bank has executed a successful strategy to gain market share.

Many market commentators believe that Fed Chairman Alan Greenspan will conclude the tightening cycle at 3.75% by the end of the year. As always, our disciplined approach to our value investment process uncovers interesting new opportunities for the strategy. We recently added HSBC Holdings plc and BP p.l.c. to the portfolio due to these two companies’ share price weakness and lagging performance relative to that of their firms’ industry peers. In both cases, we have been able to pay value multiples for traditionally premium-rated securities. After close analysis, we determined that the long-term positive fundamentals outweighed the short-term negative trading news for both stocks. Regardless of macroeconomic trends or geopolitical events, we will continue to search for high-quality companies that we believe have been overlooked by the market.

PORTFOLIO MANAGER: D. Kirk Henry

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

1

Dreyfus GVIT International Value Fund (continued)

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Dreyfus GVIT International Value Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Five year	Ten year	Inception
Class I2	-1.47%	10.18%	4.60%	8.67%	8.47%
Class II2	-1.53%	9.94%	4.33%	8.39%	8.19%
Class III[2]	-1.41%	10.20%	4.56%	8.65%	8.45%
Class IV3	-1.48%	10.02%	4.56%	8.64%	8.45%
Class VI2	-1.58%	9.84%	4.31%	8.38%	8.19%
*	Not Annualized.
1	Not subject to any sales charges.
2	These returns until the creation of the Class I, Class II and Class III shares (April 28, 2003) and through December 31, 2003 for the Class VI shares are based on the performance of the Class IV shares of the Fund (which was based on the performance of the Fund’s predecessor until April 28, 2003). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I, Class II, Class III and Class VI shares would have produced, because all classes of shares invest in the same portfolio of securities. Class II and Class VI share’s annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class I. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III and Class VI shares would have been lower.
3	The Fund’s predecessor, the Market Street International Portfolio, commenced operation on November 1, 1991. As of April 28, 2003, the Dreyfus GVIT International Value Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Market Street International Portfolio. At that time the Dreyfus GVIT International Value Fund took on the performance of the Market Street International Portfolio.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class IV shares of the Dreyfus GVIT International Value Fund, the Morgan Stanley Capital International Europe, Australasia Far East Index(MSCI EAFE)(a), and the Consumer Price Index (CPI)(b) over a 10-year period ended 06/30/05. Unlike the Fund, the returns for these unmanaged indexes

(a)	The MSCI EAFE is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of December 2003 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Dreyfus GVIT International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
International Value Fund
Class I	Actual	$1,000	$985	$4.23	0.86%
	Hypothetical[1]	$1,000	$1,021	$4.32	0.86%
Class II	Actual	$1,000	$985	$5.46	1.11%
	Hypothetical[1]	$1,000	$1,019	$5.57	1.11%
Class III	Actual	$1,000	$986	$4.23	0.86%
	Hypothetical[1]	$1,000	$1,021	$4.32	0.86%
Class IV	Actual	$1,000	$985	$4.97	1.01%
	Hypothetical[1]	$1,000	$1,020	$5.07	1.01%
Class VI	Actual	$1,000	$984	$5.51	1.12%
	Hypothetical[1]	$1,000	$1,019	$5.62	1.12%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	Dreyfus GVIT International Value Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stock	94.9%
Cash Equivalents	3.2%
Other Investments*	16.9%
Liabilities in excess of other assets**	-15.0%

100.0%

Top Holdings***
Vodafone Group PLC	1.7%
GlaxoSmithKline PLC	1.7%
Bank of Ireland	1.5%
Sumitomo Mitsui Financial Group, Inc.	1.5%
Novartis AG	1.4%
Royal Bank of Scotland Group PLC	1.3%
France Telecom SA	1.3%
TotalFinaElf SA	1.3%
BP PLC	1.3%
UniCredito Italiano SpA	1.2%
Other Holdings	85.8%

100.0%

Top Industries
Banking	20.5%
Telecommunications	8.6%
Oil & Gas	7.7%
Food & Beverages	5.7%
Chemicals	4.3%
Pharmaceuticals	3.9%
Automotive	3.4%
Electronics	3.1%
Insurance	2.6%
Transportation	2.5%
Other Industries	37.7%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

5

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (94.9%)
AUSTRALIA (1.6%)
Banking (0.9%)
National Australia Bank Ltd.	82,132	$1,918,745

Containers (0.7%)
Amcor Ltd.	309,096	1,571,520

		3,490,265

BRAZIL (1.2%)
Oil & Gas (0.7%)
Petroleo Brasileiro SA ADR	5,500	253,220
Petroleo Brasileiro SA ADR	23,650	1,232,874

		1,486,094

Telecommunications (0.5%)
Telecomunicacoes Brasileiras SA ADR	37,611	1,147,136

		2,633,230

CHINA (0.4%)
Telecommunications (0.4%)
China Mobile (Hong Kong) Ltd.	246,100	912,033

FINLAND (1.6%)
Paper Products (1.2%)
M-Real Oyj B Shares	246,100	1,333,542
UPM-Kymmene Oyj	60,939	1,166,822

		2,500,364

Telecommunications (0.4%)
Nokia Oyj	34,300	570,956
Nokia Oyj ADR	21,626	359,857

		930,813

		3,431,177

FRANCE (8.4%)
Auto Parts & Equipment (0.9%)
Valeo SA	40,411	1,999,526

Banking (1.9%)
Banque Nationale de Paris SA	34,020	2,324,520
Credit Agricole SA	77,760	1,965,433

		4,289,953

Food & Beverages (1.2%)
Carrefour SA	51,210	2,477,666

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
FRANCE (continued)
Machinery (0.6%)
Schneider Electric SA	16,170	$1,216,460

Medical (0.9%)
Sanofi-Synthelabo SA	22,460	1,840,190

Oil & Gas (1.6%)
TotalFinaElf SA	11,610	2,717,823
TotalFinaElf SA ADR	5,541	647,466

		3,365,289

Telecommunications (1.3%)
France Telecom SA	93,840	2,732,066

		17,921,150

GERMANY (8.2%)
Airlines (0.7%)
Deutsche Lufthansa AG (b)	117,182	1,432,487

Automotive (1.1%)
Volkswagen AG	49,880	2,270,037

Banking (1.7%)
Deutsche Bank AG	27,515	2,142,218
Deutsche Postbank AG (b)	26,520	1,298,727

		3,440,945

Distribution & Wholesale (0.1%)
Medion AG	15,200	252,868

Electric & Gas (0.8%)
E.On AG	19,027	1,689,788

Insurance (0.7%)
Allianz AG	13,460	1,539,657

Machinery & Print Trade (0.4%)
Heidelberger Druckmaschinen AG (b)	32,000	931,380

Retail (0.2%)
KarstadtQuelle AG	33,454	445,181

Semiconductors (0.6%)
Infineon Technologies AG (b)	145,100	1,349,510

Telecommunications (0.7%)
Deutsche Telecom AG	84,700	1,561,173

Transportation (1.2%)
Deutsche Post AG	108,190	2,516,372

		17,429,398

6

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
HONG KONG (0.7%)
Banking (0.6%)
Bank of East Asia Ltd.	464,329	$1,367,806

Diversified Operations (0.1%)
Citic Pacific Ltd.	50,000	145,913

		1,513,719

IRELAND (1.5%)
Banking (1.5%)
Bank of Ireland	200,155	3,227,344

ITALY (4.0%)
Aerospace & Defense (0.6%)
Finmeccanica SpA	1,479,680	1,378,299

Apparel (0.5%)
Benetton Group SpA	106,020	973,321

Banking (1.8%)
Banche Popolari Unite Scrl	23,030	456,779
Banco Popolare di Verona e Novara Scrl	43,160	734,968
UniCredito Italiano SpA	504,600	2,661,481

		3,853,228

Oil & Gas (1.1%)
Eni SpA	93,460	2,402,420

		8,607,268

JAPAN (25.2%)
Advertising (0.4%)
Dentsu, Inc.	377	928,252

Appliances (0.6%)
Rinnai Corp.	56,000	1,375,803

Automotive (2.3%)
Fuji Heavy Industries Ltd.	346,100	1,435,125
Toyoda Gosei	75,300	1,208,909
Toyota Motor Corp.	40,200	1,434,957
Yamaha Motor Co. Ltd.	44,600	815,721

		4,894,712

Banking (3.0%)
Mitsubishi Tokyo Financial Group, Inc.	171	1,441,854
Sumitomo Mitsui Financial Group, Inc.	479	3,221,958
The 77 Bank Ltd.	233,700	1,433,870

		6,097,682

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
JAPAN (continued)
Building & Construction (1.2%)
JS Group Corp.	61,700	$1,042,712
Sekisui House Ltd.	153,900	1,547,146

		2,589,858

Chemicals (2.1%)
Shin-Etsu Chemical Co. Ltd.	52,700	1,994,506
Sumitomo Bakelite Co. Ltd.	183,300	1,181,926
Sumitomo Chemical Co. Ltd.	271,500	1,243,139

		4,419,571

Computers (0.4%)
TDK Corp.	11,500	781,871

Convenience Stores (0.3%)
Lawson, Inc.	18,800	654,197

Cosmetics & Toiletries (0.9%)
Kao Corp.	82,200	1,931,873

Drugstores (0.4%)
Matsumotokiyoshi Co. Ltd.	28,000	762,367

Electronic Components (2.0%)
Mabuchi Motor Co. Ltd.	31,300	1,800,937
Minebea Co. Ltd.	295,000	1,187,401
Murata Manufacturing Co. Ltd.	25,300	1,282,120

		4,270,458

Electronics (1.9%)
ALPS ELECTRIC CO. LTD.	58,000	884,560
Funai Electric Co. Ltd.	13,600	1,387,954
Rohm Co. Ltd.	19,000	1,821,828

		4,094,342

Finance (0.7%)
Orix Corp. (b)	9,900	1,478,666

Financial Services (1.6%)
Credit Saison Co.	40,600	1,344,175
Takefuji Corp.	30,540	2,056,048

		3,400,223

Office Automation & Equipment (0.9%)
Canon, Inc.	36,900	1,934,619

Pharmaceuticals (0.8%)
Takeda Chemical Industries Ltd.	36,500	1,805,333

7

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
JAPAN (continued)
Photographic Products (0.7%)
Fuji Photo Film Co. Ltd.	48,100	$1,554,889

Restaurants (0.7%)
Skylark Co. Ltd.	91,400	1,389,161

Retail (0.8%)
Aeon Co. Ltd.	113,100	1,720,601

Security Services (0.3%)
Sohgo Security Services Co. Ltd.	42,394	560,139

Telecommunications (1.5%)
KDDI Corp.	415	1,915,866
Nippon Telegraph & Telephone Corp.	310	1,325,908

		3,241,774

Textile Products (0.5%)
Kuraray Co. Ltd.	112,600	1,063,491

Transportation (1.2%)
Nippon Express Co. Ltd.	601,600	2,601,658

		53,551,540

KOREA (1.1%)
Telecommunications (0.6%)
KT Corp. SP ADR	56,600	1,216,900

Utilities (0.5%)
Korea Electric Power Corp. ADR	74,700	1,170,549

		2,387,449

MEXICO (1.4%)
Food & Beverages (0.7%)
Coca-Cola Femsa SA de CV ADR	55,300	1,477,063

Telecommunications (0.7%)
Telefonos de Mexico SA de CV ADR	79,232	1,496,692

		2,973,755

NETHERLANDS (7.1%)
Banking (1.8%)
ABN AMRO Holding NV	67,935	1,669,704
Fortis NV	81,560	2,257,035

		3,926,739

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
NETHERLANDS (continued)
Electronics (1.2%)
Koninklijke (Royal) Philips Electronics NV	82,450	$2,077,630
Koninklijke (Royal) Philips Electronics NV ADR	17,050	429,490

		2,507,120

Food & Beverages (1.0%)
Heineken NV	67,601	2,086,390

Insurance (0.9%)
Aegon NV	146,327	1,885,043

Oil & Gas (1.1%)
Royal Dutch Petroleum Co.	37,290	2,425,192

Printing & Publishing (0.9%)
Wolters Kluwer NV	99,890	1,907,420

Publishing (0.2%)
VNU NV (b)	15,610	398,200

		15,136,104

NEW ZEALAND (0.1%)
Paper & Related Products (0.1%)
Carter Holt Harvey Ltd.	195,360	308,528

PORTUGAL (0.8%)
Utilities (0.8%)
Electricidade de Portugal SA	660,680	1,660,406

SINGAPORE (2.0%)
Banking (2.0%)
DBS Group Holdings Ltd.	303,340	2,567,131
United Overseas Land Ltd. (b)	19,820	26,768
United Overseas Bank Ltd.	198,200	1,667,294

		4,261,193

SOUTH AFRICA (0.5%)
Banking (0.5%)
Nedcor Ltd.	87,059	971,811

SPAIN (2.6%)
Banking (0.4%)
Banco de Sabadell SA	34,160	882,280

8

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
SPAIN (continued)
Oil & Gas (1.0%)
Repsol YPF SA	42,600	$1,081,554
Repsol YPF SA ADR	43,270	1,087,375

		2,168,929

Utilities (1.2%)
Endesa SA	110,646	2,572,981

		5,624,190

SWEDEN (1.0%)
Paper & Related Products (1.0%)
Svenska Cellusoa AB	63,810	2,039,231

SWITZERLAND (6.4%)
Banking (1.2%)
United Bank of Switzerland AG	32,090	2,501,581

Chemicals (1.6%)
Ciba Specialty Chemicals AG	37,748	2,194,953
Clariant AG	55,810	739,335
Lonza Group AG	12,520	691,610

		3,625,898

Food & Beverages (1.2%)
Nestle SA	9,960	2,544,409

Insurance (1.0%)
Swiss Re	33,720	2,067,678

Pharmaceuticals (1.4%)
Novartis AG	63,030	2,992,453

		13,732,019

TAIWAN (0.6%)
Semiconductor Components (0.6%)
United Microelectronics Corp. ADR (b)	302,862	1,244,763

UNITED KINGDOM (18.5%)
Aerospace & Defense (0.6%)
British Aerospace PLC	267,966	1,373,517

Airport (0.6%)
BAA PLC	120,200	1,332,342

Auto Parts & Equipment (0.8%)
GKN PLC	383,190	1,766,992

Banking (3.2%)
Barclays PLC	230,222	2,282,959

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
HSBC Holdings PLC (b)	97,210	$1,546,524
Royal Bank of Scotland Group PLC	92,496	2,786,097

		6,615,580

Business Services (0.1%)
Bunzl PLC	24,585	228,222

Chemicals (0.6%)
BOC Group PLC	62,903	1,129,143
Filtrona PLC	28,854	125,679

		1,254,822

Containers–Metal & Glass (0.4%)
Rexam PLC	98,326	846,638

Food & Beverages (1.6%)
Diageo PLC	149,262	2,196,696
Sainsbury (J) PLC	231,928	1,182,725

		3,379,421

Food & Household Products (1.1%)
Unilever PLC	234,210	2,254,143

Mining (1.8%)
Anglo American PLC	83,354	1,950,019
Rio Tinto PLC	61,470	1,872,569

		3,822,588

Oil & Gas (2.2%)
BP PLC (b)	260,100	2,706,076
Centrica PLC (b)	494,630	2,049,097

		4,755,173

Pharmaceuticals (1.7%)
GlaxoSmithKline PLC	147,544	3,566,648

Retail (1.3%)
Boots Group PLC	189,900	2,068,845
Marks & Spencer Group PLC	121,100	780,292

		2,849,137

Telecommunications (2.5%)
BT Group PLC	449,089	1,850,218
Vodafone Group PLC	1,467,796	3,570,062

		5,420,280

		39,465,503

Total Common Stocks		202,522,076

9

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

CASH EQUIVALENTS (3.2%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.49%, dated 06/30/05, due 07/01/05, repurchase price $6,730,423)	$6,729,770	$6,729,770

Total Cash Equivalents		6,729,770

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (16.9%)
Pool of short-term securities for Gartmore Variable Trust Funds — note 2 (Securities Lending)	36,086,037	36,086,037

Total Short-Term Securities Held as Collateral for Securities Lending		36,086,037

Shares or Principal Amount	Value

Total Investments (Cost $234,384,524) (a) — 115.0%	$245,337,883
Liabilities in excess of other assets — (15.0%)	(32,079,746)

NET ASSETS — 100.0%	$213,258,137

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Represents a non-income producing security.

(c)	Fair Valued Security.

ADR	American Depositary Receipt

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts:
New Zealand Dollar	07/05/05	$(64,498)	$(64,605)	$(107)
Japanese Yen	07/05/05	(122,674)	(122,709)	(35)
Total Short Contracts		$(187,172)	$(187,314)	$(142)

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Long Contracts:
U.S. Dollar	07/05/05	$122,674	$122,674	$0
U.S. Dollar	07/05/05	64,498	64,498	0
Total Long Contracts		$187,172	$187,172	$0

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $227,654,754)	$238,608,113
Repurchase agreements, at cost and value	6,729,770

Total Investments	245,337,883

Cash	333,601
Foreign currencies, at value (cost $2,726,513)	2,643,431
Interest and dividends receivable	532,413
Receivable for investments sold	1,171,895
Reclaims receivable	125,180
Prepaid expenses and other assets	18,682

Total Assets	250,163,085

Liabilities:
Payable for investments purchased	662,605
Unrealized depreciation on forward foreign currency contracts	142
Payable for return of collateral received for securities on loan	36,086,037
Accrued expenses and other payables:
Investment advisory fees	130,959
Fund administration and transfer agent fees	7,178
Distribution fees	7,637
Administrative servicing fees	8,320
Other	2,070

Total Liabilities	36,904,948

Net Assets	$213,258,137

Represented by:
Capital	$197,012,152
Accumulated net investment income (loss)	1,374,867
Accumulated net realized gains (losses) from investment and foreign currency transactions	4,003,295
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	10,867,823

Net Assets	$213,258,137

Net Assets:
Class I Shares	$5,980,469
Class II Shares	2,835,678
Class III Shares	104,808,994
Class IV Shares	64,336,180
Class VI Shares	35,296,816

Total	$213,258,137

Shares outstanding (unlimited number of shares authorized):
Class I Shares	407,040
Class II Shares	193,589
Class III Shares	7,150,948
Class IV Shares	4,379,729
Class VI Shares	2,406,961

Total	14,538,267

Net asset value and offering price per share:*
Class I Shares	$14.69
Class II Shares	$14.65
Class III Shares	$14.66
Class IV Shares	$14.69
Class VI Shares	$14.66

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$105,401
Dividend income (net of foreign withholding tax of $308,573)	3,452,744
Income from securities lending	144,430

Total Income	3,702,575

Expenses:
Investment advisory fees	718,676
Fund administration and transfer agent fees	76,075
Distribution fees Class II Shares	3,826
Distribution fees Class III Shares	811
Distribution fees Class VI Shares	30,218
Administrative servicing fees Class IV Shares	49,499
Other**	30,496

Total Expenses	909,601

Net Investment Income (Loss)	2,792,974

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	7,792,551
Net realized gains (losses) on foreign currency transactions	(265,894)

Net realized gains (losses) on investment and foreign currency transactions	7,526,657
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(13,547,124)

Net realized/unrealized gains (losses) on investments and foreign currencies	(6,020,467)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,227,493)

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

11

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DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,792,974	$1,760,624
Net realized gains (losses) on investment and foreign currency transactions	7,526,657	12,178,705
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(13,547,124)	10,242,162

Change in net assets resulting from operations	(3,227,493)	24,181,491

Distributions to Class I shareholders from:
Net investment income	(47,125)	(50,082)
Net realized gains on investments	(217,911)	—
Distributions to Class II shareholders from:
Net investment income	(18,209)	(75,409)
Net realized gains on investments	(101,702)	—
Distributions to Class III shareholders from:
Net investment income	(750,755)	(732,954)
Net realized gains on investments	(3,745,272)	—
Distributions to Class IV shareholders from:
Net investment income	(439,245)	(1,686,812)
Net realized gain on investment	(2,306,987)	—
Distributions to Class VI shareholders from:
Net investment income	(197,451)	(54,819	)(a)
Net realized gain on investment	(1,258,216)	—

Change in net assets from shareholder distributions	(9,082,873)	(2,600,076)

Change in net assets from capital transactions	59,841,249	55,113,898

Change in net assets	47,530,883	76,695,313
Net Assets:
Beginning of period	165,727,254	89,031,941

End of period	$213,258,137	$165,727,254

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,457,176	$6,048,733
Dividends reinvested	265,036	50,082
Cost of shares redeemed	(2,624,071)	(1,044,136)

	98,141	5,054,679

Class II Shares
Proceeds from shares issued	108,625	7,826,097
Dividends reinvested	119,911	75,408
Cost of shares redeemed	(588,371)	(6,496,630)

	(359,835)	1,404,875

Class III Shares
Proceeds from shares issued	41,727,850	57,309,558
Dividends reinvested	4,496,021	732,953
Cost of shares redeemed	(4,461,757)	(6,188,891)

	41,762,114	51,853,620

Class IV Shares
Proceeds from shares issued	725,174	4,137,833
Dividends reinvested	2,746,229	1,686,821
Cost of shares redeemed	(9,285,098)	(20,851,756)

	(5,813,695)	(15,027,102)

Class VI Shares
Proceeds from shares issued	23,154,632	12,222,388	(a)
Dividends reinvested	1,455,664	54,819	(a)
Cost of shares redeemed	(455,772)	(449,381	)(a)
	24,154,524	11,827,826

Change in net assets from capital transactions	$59,841,249	$55,113,898

12

GARTMORE VARIABLE INSURANCE TRUST

DREYFUS GVIT INTERNATIONAL VALUE FUND

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	158,109	431,831
Reinvested	17,969	3,527
Redeemed	(169,835)	(75,465)

	6,243	359,893

Class II Shares
Issued	6,814	573,792
Reinvested	8,159	5,443
Redeemed	(38,113)	(476,865)

	(23,140)	102,370

Class III Shares
Issued	2,697,156	4,113,554
Reinvested	305,664	52,134
Redeemed	(292,256)	(453,452)

	2,710,564	3,712,236

Class IV Shares
Issued	46,579	260,036
Reinvested	186,311	121,246
Redeemed	(599,057)	(1,470,619)

	(366,167)	(1,089,337)

Class VI Shares
Issued	1,494,858	872,132	(a)
Reinvested	99,085	3,811	(a)
Redeemed	(29,898)	(33,027	)(a)

	1,564,045	842,916

(a)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

13

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Dreyfus GVIT International Value Fund

		Investment Activities				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(a)
Class I Shares
Period Ended December 31, 2003(b)	$9.25	0.02	0.09	3.90	4.01	—	—	—	$13.26	45.08%	(d)	$542	1.20%	(e)	0.56%	(e)	91.20%
Year Ended December 31, 2004	$13.26	0.18	0.01	2.46	2.65	(0.33)	—	(0.33)	$15.58	20.29%		$6,247	0.86%		1.33%		42.68%
Six Months Ended June 30, 2005 (Unaudited)	$15.58	0.24	0.01	(0.48)	(0.23)	(0.11)	(0.55)	(0.66)	$14.69	(1.47%	)(d)	$5,980	0.86%	(e)	2.93%	(e)	20.26%

Class II Shares
Period Ended December 31, 2003(b)	$9.25	0.01	0.09	3.87	3.97	—	—	—	$13.22	44.64%	(d)	$1,523	1.45%	(e)	0.20%	(e)	91.20%
Year Ended December 31, 2004	$13.22	0.14	0.01	2.46	2.61	(0.30)	—	(0.30)	$15.53	20.00%		$3,368	1.10%		1.69%		42.68%
Six Months Ended June 30, 2005 (Unaudited)	$15.53	0.21	0.01	(0.45)	(0.23)	(0.10)	(0.55)	(0.65)	$14.65	(1.53%	)(d)	$2,836	1.11%	(e)	2.53%	(e)	20.26%

Class III Shares
Period Ended December 31, 2003(b)	$9.25	0.05	0.09	3.84	3.98	—	—	—	$13.23	44.75%	(d)	$9,620	1.13%	(e)	1.30%	(e)	91.20%
Year Ended December 31, 2004	$13.23	0.18	0.01	2.45	2.64	(0.33)	—	(0.33)	$15.54	20.26%		$69,043	0.86%		1.42%		42.68%
Six Months Ended June 30, 2005 (Unaudited)	$15.54	0.20	0.01	(0.43)	(0.22)	(0.11)	(0.55)	(0.66)	$14.66	(1.41%	)(d)	$104,809	0.86%	(e)	3.04%	(e)	20.26%

Class IV Shares(c)
Year Ended December 31, 2000	$16.68	0.17	—	(0.61)	(0.44)	(0.19)	(1.91)	(2.10)	$14.14	(2.75%	)	$78,501	0.95%		1.33%		37.00%
Year Ended December 31, 2001	$14.14	0.12	—	(1.67)	(1.55)	(0.17)	(1.22)	(1.39)	$11.20	(12.20%	)	$68,746	1.08%		1.04%		36.00%
Year Ended December 31, 2002	$11.20	0.18	—	(1.41)	(1.23)	(0.12)	—	(0.12)	$9.85	(11.10%	)	$59,335	1.00%		1.63%		35.00%
Year Ended December 31, 2003	$9.85	0.18	0.09	3.41	3.68	(0.27)	—	(0.27)	$13.26	38.52%		$77,347	1.12%		1.62%		91.20%
Year Ended December 31, 2004	$13.26	0.22	0.01	2.39	2.62	(0.31)	—	(0.31)	$15.57	20.04%		$73,953	1.00%		1.56%		42.68%
Six Months Ended June 30, 2005 (Unaudited)	$15.57	0.21	0.01	(0.45)	(0.23)	(0.10)	(0.55)	(0.65)	$14.69	(1.48%	)(d)	$64,336	1.01%	(e)	2.68%	(e)	20.26%

Class VI Shares
Period Ended December 31, 2004(f)	$13.63	0.13	0.01	1.95	2.09	(0.17)	—	(0.17)	$15.55	15.45%	(d)	$13,117	1.11%	(e)	0.63%	(e)	42.68%
Six Months Ended June 30, 2005 (Unaudited)	$15.55	0.18	0.01	(0.43)	(0.24)	(0.10)	(0.55)	(0.65)	$14.66	(1.58%	)(d)	$35,297	1.12%	(e)	3.15%	(e)	20.26%

(a)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(b)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(c)	The Dreyfus GVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.

(d)	Not annualized.

(e)	Annualized.

(f)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Dreyfus GVIT International Value Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Bank Note — Floating Rate	U.S. Bank N.A.	$1,998,465	3.12%	07/05/05
Commercial Paper	MacQuarie Bank Ltd.	2,996,208	3.25%	07/01/05
Domestic Certificates of Deposit — Fixed	Washington Mutual Bank FA	5,001,303	3.15%	08/01/05
Funding Agreement	GE Life and Annuity	1,000,000	3.32%	07/14/05
Master Note — Floating	CDC Financial Product Inc.	1,000,000	3.54%	07/01/05
Master Note — Floating	CITIGroup Global Markets Inc.	14,300,000	3.51%	07/01/05
Medium Term Note — Floating	General Electric Capital Corp.	3,000,512	3.37%	09/08/05
Repurchase Agreements	Nomura Securities	6,789,549	3.48%	07/01/05

As	of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$34,426,179	$36,086,037

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$277,803	$15,460,541	$(4,784,985)	$10,675,556

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund. The Dreyfus Corporation (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund. The subadviser is an affiliate of GMF and GGAMT.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $500 million	0.75%	0.375%	0.375%
$500 million up to $2 billion	0.70%	0.40%	0.30%
$2 billion or more	0.65%	0.35%	0.30%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund and 0.20% of Class IV shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III or Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

separate account held the Class III or Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III or Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $86,062,262 and sales of $36,981,812.

6. Portfolio Investment Risks

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

8. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)
TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)
TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)
TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)
TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)
TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)
TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)
TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)
TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)
TOTAL	2,912,726,012.615 shares (100.000%)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)
TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)
TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)
TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)
TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)
TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)
TOTAL	2,912,726,012.615 shares (100.000%)

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

25

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

26

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3], and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

27

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28

Gartmore GVIT Investor Destinations Aggressive Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in New Assets

9	Financial Highlights

10	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Investor Destinations Aggressive Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Investor Destinations Aggressive Fund returned -0.47% (Class II at NAV) versus -0.64% for its benchmark, which consists of 95% S&P 500® Index and 5% Lehman Brothers U.S. Aggregate Index. For broader comparison, the average return for the Fund’s Lipper peer category of Global Core Funds was -0.59%.

The year began with a slide after the strong fourth quarter of 2004, with cyclical and small-capitalization stocks among the worst performers. January was characterized by mixed economic data, increasing interest rates, disappointing earnings reports and climbing oil prices. In addition, gross domestic product (GDP) growth for the fourth quarter of 2004 was released in January, and it came in weaker than expected at 3.1%, primarily as a result of the foreign trade deficit. The markets were able to reverse course in February, even as oil prices continued to climb and the productivity report showed a continued slowdown. In March, the markets resumed their downward slide due to a combination of the trade deficit, mixed economic news, high oil prices and rising interest rates.

For most of April, equity markets were dogged by continuing inflation concerns as the price of oil climbed above $57 per barrel. April closed with the announcement of one of the biggest jumps in the Consumer Price Index (CPI) in several months—the CPI had risen 0.6% in March. May featured the announcement of continued weak first quarter GDP growth of 3.1%. Despite concerns about economic deceleration, slowing profit growth, and continued high oil prices, first quarter earnings reports remained strong. June brought a slowdown in the equity market rally that had begun in May as the specter of economic deceleration dampened markets. In addition, the price of oil continued to pressure equity markets as it climbed to a record high of $60 per barrel.

As expected, short-term interest rates moved upward during the period, causing the yield curve to flatten dramatically. The Federal Reserve Board through the Federal Open Market Committee continued its “measured pace” of monetary tightening by raising the federal funds rate 25 basis points on four occasions during the reporting period; the rate rose from 2.25% to 3.25%.

The chart below illustrates how each of the Fund’s underlying funds contributed to or detracted from overall performance.

Underlying Fund	Six-Month Return*	Target Allocation
Gartmore S&P 500 Index Fund	-0.89%	30%
Gartmore International Index Fund	-1.34%	30%
Gartmore Mid Cap Market Index Fund	3.80%	15%
J.P. Morgan Equity Index Fund	-0.91%	10%
Gartmore Small Cap Index Fund	-1.24%	10%
Gartmore Bond Index Fund	2.39%	5%
Gartmore GVIT Investor Destinations Aggressive Fund — Class II	-0.47%	100%
*	Index returns represented by Institutional Share Class (except J.P. Morgan-Select).

The Fund will continue to pursue its primary goal of maximizing total investment return by seeking growth of capital and income. The Fund will remain weighted toward stock investments while including a position in bonds, with the goal of adding income and reducing volatility.

PORTFOLIO MANAGERS: Young Chin, Co-Global Chief Investment Officer-Equities, heads the Fund’s portfolio management team and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds.

When discussing asset allocation theory and the three major asset classes, short-term investments typically are represented by an investment in 90-day Treasury bills. The short-term investments component of the Gartmore GVIT Investor Destinations Funds comprises an investment in one or a combination of the following: the Gartmore Morley Enhanced Income Fund (a short-term fixed-income fund), the Gartmore Money Market Fund and/or the Nationwide Contract (a fixed-interest contract issued and guaranteed by the Nationwide Life Insurance Company). While there can be no guarantee, it is believed that this strategy will provide a return in excess of the 90-day T-bill without substantially increasing risk.

The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, you are indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds. International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets. Small-company stocks have higher

1

Gartmore GVIT Investor Destinations Aggressive Fund (continued)

risks than the stocks of larger, more established companies and have significant short-term price volatility.

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

The Gartmore GVIT Investor Destinations Aggressive Fund benchmark consists of 95% S&P 500 Index and 5% Lehman Brothers U.S. Aggregate Bond Index.

Lehman Brothers U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Investor Destinations Aggressive Fund

Average Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Inception[2]
Class II3	-0.47%	9.15%	6.15%
Class VI4	-0.38%	9.34%	6.22%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on December 12, 2001.
3	Existing shares were designated Class II shares as of April 29, 2004.
4	These returns through December 31, 2003 were achieved prior to the creation of Class VI shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Gartmore GVIT Investor Destinations Aggressive Fund, Lehman Brothers U.S. Aggregate Bond Index (LB U.S. Aggregate Bond Index)(a), S&P 500 Index (S&P 500)(b), the Aggressive Composite Index (c), and the Consumer Price Index (CPI)(d) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(b)	S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(c)	The Aggressive Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Aggressive Composite is a combination of the S&P 500 (95%) and the LB U.S. Aggregate Bond (5%).
(d)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Investor Destinations Aggressive Fund
Class II	Actual	$1,000	$995	$2.72	0.55%
	Hypothetical[1]	$1,000	$1,022	$2.76	0.55%
Class VI	Actual	$1,000	$996	$2.03	0.41%
	Hypothetical[1]	$1,000	$1,023	$2.06	0.41%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

June 30, 2005	Gartmore GVIT Investor Destinations Aggressive Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Mutual Funds	100.0%

100.0%

Asset Allocation Detail
Equity Funds	95.0%
Fixed Income Funds	5.0%

100.0%

Top Holdings
Gartmore International Index Fund, Institutional Class	30.1%
Gartmore S&P 500 Index Fund, Institutional Class	29.9%
Gartmore Mid Cap Market Index Fund, Institutional Class	15.0%
Gartmore Small Cap Index Fund, Institutional Class	10.0%
JP Morgan Equity Index Fund	10.0%
Gartmore Bond Index Fund, Institutional Class	5.0%

100.0%

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares	Value
MUTUAL FUNDS (100.0%)
Equity Funds (95.0%)
Gartmore International Index Fund, Institutional Class (b)	16,643,924	$134,815,784
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	4,657,087	67,294,906
Gartmore S&P 500 Index Fund, Institutional Class (b)	13,070,470	134,233,729
Gartmore Small Cap Index Fund, Institutional Class (b)	3,782,498	44,860,429
JP Morgan Equity Index Fund	1,645,510	44,626,222

		425,831,070

Fixed Income Funds (5.0%)
Gartmore Bond Index Fund, Institutional Class (b)	2,034,759	22,565,472

Total Mutual Funds		448,396,542

Total Investments (Cost $422,965,466) (a) — 100.0%		448,396,542
Other assets in excess of liabilities — 0.0%		72,128

NET ASSETS — 100.0%		$448,468,670

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments in affiliated securities, at value (cost $422,965,466)	$448,396,542

Cash	71
Interest and dividends receivable	236,775
Prepaid expenses and other assets	23,559

Total Assets	448,656,947

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	46,785
Distribution fees	89,972
Administrative servicing fees	48,053
Other	3,467

Total Liabilities	188,277

Net Assets	$448,468,670

Represented by:
Capital	$419,845,154
Accumulated net investment income (loss)	136,224
Accumulated net realized gain (losses) from investment transactions	3,056,216
Net unrealized appreciation (depreciation) on investments	25,431,076

Net Assets	$448,468,670

Net Assets:
Class II Shares	$447,036,333
Class VI Shares	1,432,337

Total	$448,468,670

Shares outstanding (unlimited number of shares authorized):
Class II Shares	39,616,732
Class VI Shares	127,004

Total	39,743,736

Net asset value and offering price per share:*
Class II Shares	$11.28
Class VI Shares	$11.28

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$35
Dividend income from affiliates	4,145,106

Total Income	4,145,141

Expenses:
Investment advisory fees	246,663
Distribution Fees Class II	473,192
Distribution Fees Class VI	1,165
Administrative servicing fees Class II Shares	275,261
Other**	54,981

Total Expenses	1,051,262

Net Investment Income (Loss)	3,093,879

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	3,079,395
Net change in unrealized appreciation/depreciation on investments	(6,258,767)

Net realized/unrealized gains (losses) on investments	(3,179,372)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(85,493)

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$3,093,879	$4,294,188
Net realized gains (losses) on investment transactions	3,079,395	8,242,112
Net change in unrealized appreciation/depreciation on investments	(6,258,767)	20,999,025

Change in net assets resulting from operations	(85,493)	33,535,325

Distributions to Class II Shareholders from:
Net investment income	(3,106,793)	(4,128,694	)(a)
Net realized gains on investments	(3,861,098)	(5,584,330	)(a)
Distributions to Class VI Shareholders from:
Net investment income	(10,387)	(5,161	)(b)
Net realized gains on investments	(12,377)	(5,660	)(b)

Change in net assets from shareholder distributions	(6,990,655)	(9,723,845)

Change in net assets from capital transactions	123,007,283	214,226,118

Change in net assets	115,931,135	238,037,598
Net Assets:
Beginning of period	332,537,535	94,499,937

End of period	$448,468,670	$332,537,535

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$127,938,933	$234,106,970	(a)
Dividends reinvested	6,967,856	9,712,979	(a)
Cost of shares redeemed	(12,910,015)	(30,005,562	)(a)

	121,996,774	213,814,387

Class VI Shares
Proceeds from shares issued	1,004,530	425,539	(b)
Dividends reinvested	22,764	10,821	(b)
Cost of shares redeemed	(16,785)	(24,629	)(b)

	1,010,509	411,731

Change in net assets from capital transactions	$123,007,283	$214,226,118

SHARE TRANSACTIONS:
Class II Shares
Issued	11,316,819	21,830,654	(a)
Reinvested	619,916	863,349	(a)
Redeemed	(1,145,745)	(2,872,548	)(a)

	10,790,990	19,821,455

Class VI Shares
Issued	88,218	39,729	(b)
Reinvested	2,027	950	(b)
Redeemed	(1,481)	(2,439	)(b)

	88,764	38,240

(a)	On April 30, 2004, the existing share Class of the Fund’s was renamed Class II Shares.

(b)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Investor Destinations Aggressive Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class II Shares
Period Ended December 31, 2001(c)	$10.00	0.02	0.11	0.13	(0.02)	—	(0.02)	$10.11	1.31%	(e)	$506	0.61%	(f)	4.36%	(f)	24.83%	(f)	(19.86%	)(f)	10.90%
Year Ended December 31, 2002	$10.11	0.09	(1.96)	(1.87)	(0.09)	—	(0.09)	$8.15	(18.50%	)	$19,493	0.56%		1.41%		(g	)	(g	)	111.74%
Year Ended December 31, 2003	$8.15	0.12	2.46	2.58	(0.12)	(0.12)	(0.24)	$10.49	31.87%		$94,500	0.55%		1.60%		(g	)	(g	)	49.13%
Year Ended December 31, 2004(d)	$10.49	0.17	1.28	1.45	(0.17)	(0.25)	(0.42)	$11.52	14.03%		$332,097	0.56%		2.13%		(g	)	(g	)	18.26%
Six Months Ended June 30, 2005 (Unaudited)	$11.52	0.09	(0.15)	(0.06)	(0.09)	(0.10)	(0.18)	$11.28	(0.47%	)(e)	$447,036	0.55%	(f)	1.63%	(f)	(g	)	(g	)	5.39%

Class VI Shares
Period Ended December 31, 2004(h)	$10.52	0.17	1.15	1.32	(0.17)	(0.15)	(0.32)	$11.52	12.58%	(e)	$440	0.41%	(f)	3.59%	(f)	(g	)	(g	)	18.26%
Six Months Ended June 30, 2005 (Unaudited)	$11.52	0.08	(0.13)	(0.05)	(0.09)	(0.10)	(0.19)	$11.28	(0.38%	)(e)	$1,432	0.41%	(f)	2.23%	(f)	(g	)	(g	)	5.39%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

(h)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Investor Destinations Aggressive Fund (the “Fund”).

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective primarily by allocating the Fund’s investments among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is not guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 0-10%.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$28,009	$25,403,067	$—	$25,403,067

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Funds for expenses associated with the distribution of the shares of the Funds. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

Because the Fund invests primarily in other Gartmore Funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares. However, the Fund indireclty pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $139,844,149 and sales of $20,673,216.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

21

Gartmore GVIT Investor Destinations Moderately Aggressive Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in New Assets

9	Financial Highlights

10	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Investor Destinations Moderately Aggressive Fund

For the semiannual reporting period ended June 30, 2005, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund returned 0.05% (Class II at NAV) versus -0.21% for its benchmark, which consists of 80% S&P 500® Index, 15% Lehman Brothers U.S. Aggregate Index and 5% Citigroup 3-Month T-Bill Index. For broader comparison, the average return for the Fund’s Lipper peer category of Global Flexible Portfolio Funds was -0.17%.

The year began with a slide after the strong fourth quarter of 2004, with cyclical and small-capitalization stocks among the worst performers. January was characterized by mixed economic data, increasing interest rates, disappointing earnings reports and climbing oil prices. In addition, gross domestic product (GDP) growth for the fourth quarter of 2004 was released in January, and it came in weaker than expected at 3.1%, primarily as a result of the foreign trade deficit. The markets were able to reverse course in February, even as oil prices continued to climb and the productivity report showed a continued slowdown. In March, the markets resumed their downward slide due to a combination of the trade deficit, mixed economic news, high oil prices and rising interest rates.

For most of April, equity markets were dogged by continuing inflation concerns as the price of oil climbed above $57 per barrel. April closed with the announcement of one of the biggest jumps in the Consumer Price Index (CPI) in several months—the CPI had risen 0.6% in March. May featured the announcement of continued weak first quarter GDP growth of 3.1%. Despite concerns about economic deceleration, slowing profit growth, and continued high oil prices, first quarter earnings reports remained strong. June brought a slowdown in the equity market rally that had begun in May as the specter of economic deceleration dampened markets. In addition, the price of oil continued to pressure equity markets as it climbed to a record high of $60 per barrel.

As expected, short-term interest rates moved upward during the period, causing the yield curve to flatten dramatically. The Federal Reserve Board through the Federal Open Market Committee continued its “measured pace” of monetary tightening by raising the federal funds rate 25 basis points on four occasions during the reporting period; the rate rose from 2.25% to 3.25%.

The chart below illustrates how each of the Fund’s underlying funds contributed to or detracted from overall performance.

Underlying Fund	Six-Month Return*	Target Allocation
Gartmore S&P 500 Index Fund	-0.89%	25%
Gartmore International Index Fund	-1.34%	25%
Gartmore Mid Cap Market Index Fund	3.80%	15%
Gartmore Bond Index Fund	2.39%	15%
J.P. Morgan Equity Index Fund	-0.91%	10%
Gartmore Small Cap Index Fund	-1.24%	5%
Short-Term Investments	2.31%	5%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund — Class II	0.05%	100%
*	Index returns represented by Institutional Share Class (except J.P. Morgan-Select).

The Fund will continue to pursue its primary goal of maximizing total investment return by seeking growth of capital and income. The Fund will remain weighted toward stock investments while including a sizable position in bonds and short-term investments, with the goal of adding income and reducing volatility.

PORTFOLIO MANAGERS: Young Chin, Co-Global Chief Investment Officer-Equities, heads the Fund’s portfolio management team and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds.

When discussing asset allocation theory and the three major asset classes, short-term investments typically are represented by an investment in 90-day Treasury bills. The short-term investments component of the Gartmore GVIT Investor Destinations Funds comprises an investment in one or a combination of the following: the Gartmore Morley Enhanced Income Fund (a short-term fixed-income fund), the Gartmore Money Market Fund and/or the Nationwide Contract (a fixed-interest contract issued and guaranteed by the Nationwide Life Insurance Company). While there can be no guarantee, it is believed that this strategy will provide a return in excess of the 90-day T-bill without substantially increasing risk.

The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, you are indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds. International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are

1

Gartmore GVIT Investor Destinations Moderately Aggressive Fund (continued)

magnified in emerging markets. Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

The Gartmore GVIT Investor Destinations Moderately Aggressive Fund benchmark consists of 80% S&P 500 Index, 25% Lehman Brothers U.S. Aggregate Bond Index, and 5% Citigroup 3-Month T-Bill Index.

Citigroup 3-Month T-Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Lehman Brothers U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Investor Destinations Moderately Aggressive Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Inception[2]
Class II3	0.05%	8.65%	5.93%
Class VI4	0.04%	8.75%	5.95%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on December 12, 2001.
3	Existing shares were designated Class II shares as of April 29, 2004.
4	These returns through December 31, 2003 were achieved prior to the creation of Class VI shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(a), S&P 500 Index (S&P 500)(b), the Citigroup 3-Month T Bill Index(c), the Moderately Aggressive Composite Index(d), and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(b)	S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(c)	The Citigroup 3-Month T Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).
(d)	The Moderately Aggressive Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderately Aggressive Composite is a combination of the S&P 500 (80%), the LB Aggregate Bond (15%), and the Citigroup 3-Month T Bill Index (5%).
(e)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Investor Destinations Moderately Aggressive Fund
Class II	Actual	$1,000	$1,001	$2.78	0.56%
	Hypothetical[1]	$1,000	$1,022	$2.81	0.56%
Class VI	Actual	$1,000	$1,000	$2.03	0.41%
	Hypothetical[1]	$1,000	$1,023	$2.06	0.41%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

June 30, 2005	Gartmore GVIT Investor Destinations Moderately Aggressive Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Mutual Funds	97.4%
Fixed Contract	2.5%
Other assets in excess of liabilities	0.1%

100.0%

Asset Allocation Detail
Equity Funds	79.8%
Fixed Income Funds	17.6%
Fixed Contract	2.5%
Other	0.1%

100.0%

Top Holdings
Gartmore International Index Fund, Institutional Class	25.0%
Gartmore S&P 500 Index Fund, Institutional Class	24.9%
Gartmore Bond Index Fund, Institutional Class	15.1%
Gartmore Mid Cap Market Index Fund, Institutional Class	15.0%
JP Morgan Equity Index Fund	9.9%
Gartmore Small Cap Index Fund, Institutional Class	5.0%
Nationwide Fixed Contract, 3.50%	2.5%
Gartmore Morley Enhanced Income Fund, Institutional Class	2.5%
Other Holdings	0.1%

100.0%

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value
MUTUAL FUNDS (97.4%)
Equity Funds (79.8%)
Gartmore International Index Fund, Institutional Class (b)	29,487,649	$238,849,961
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	9,901,022	143,069,767
Gartmore S&P 500 Index Fund, Institutional Class (b)	23,156,645	237,818,748
Gartmore Small Cap Index Fund, Institutional Class (b)	4,020,818	47,686,902
JP Morgan Equity Index Fund	3,497,650	94,856,279

		762,281,657

Fixed Income Funds (17.6%)
Gartmore Bond Index Fund, Institutional Class (b)	12,977,762	143,923,384
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	2,625,435	23,943,971

		167,867,355

Total Mutual Funds		930,149,012

FIXED CONTRACT (2.5%)
Nationwide Fixed Contract, 3.50% (b) (c)	$23,946,231	23,946,231

Total Fixed Contract		23,946,231

Total Investments (Cost $887,512,100) (a) — 99.9%		954,095,243
Other assets in excess of liabilities — 0.1%		565,597

NET ASSETS — 100.0%		$954,660,840

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, and it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments in affiliated securities, at value (cost $887,512,100)	$954,095,243

Cash	107
Interest and dividends receivable	919,123
Prepaid expenses and other assets	52,237

Total Assets	955,066,710

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	99,946
Distribution fees	192,207
Administrative servicing fees	104,357
Other	9,360

Total Liabilities	405,870

Net Assets	$954,660,840

Represented by:
Capital	$882,993,583
Accumulated net investment income (loss)	363,741
Accumulated net realized gain (losses) from investment transactions	4,720,373
Net unrealized appreciation (depreciation) on investments	66,583,143

Net Assets	$954,660,840

Net Assets:
Class II Shares	$950,334,396
Class VI Shares	4,326,444

Total	$954,660,840

Shares outstanding (unlimited number of shares authorized):
Class II Shares	83,952,856
Class VI Shares	382,712

Total	84,335,568

Net asset value and offering price per share:*
Class II Shares	$11.32
Class VI Shares	$11.30

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income from affiliates	$354,971
Interest income	53
Dividend income from affiliates	9,714,477

Total Income	10,069,501

Expenses:
Investment advisory fees	534,177
Distribution Fees Class II	1,023,126
Distribution Fees Class VI	4,148
Administrative servicing fees Class II Shares	601,805
Other**	121,162

Total Expenses	2,284,418

Net Investment Income (Loss)	7,785,083

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	5,499,739
Net change in unrealized appreciation/depreciation on investments	(10,485,421)

Net realized/unrealized gains (losses) on investments	(4,985,682)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,799,401

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$7,785,083	$10,402,110
Net realized gains (losses) on investment transactions	5,499,739	15,503,898
Net change in unrealized appreciation/depreciation on investments	(10,485,421)	42,316,372

Change in net assets resulting from operations	2,799,401	68,222,380

Distributions to Class II Shareholders from:
Net investment income	(7,798,156)	(10,125,084	)(a)
Net realized gains on investments	(8,532,694)	(8,314,679	)(a)
Distributions to Class VI Shareholders from:
Net investment income	(37,523)	(28,613	)(b)
Net realized gains on investments	(39,145)	(23,581	)(b)

Change in net assets from shareholder distributions	(16,407,518)	(18,491,957)

Change in net assets from capital transactions	231,273,726	396,598,479

Change in net assets	217,665,609	446,328,902
Net Assets:
Beginning of period	736,995,231	290,666,329

End of period	$954,660,840	$736,995,231

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$229,521,947	$398,084,101	(a)
Dividends reinvested	16,330,796	18,439,685	(a)
Cost of shares redeemed	(16,227,974)	(22,518,213	)(a)

	229,624,769	394,005,573

Class VI Shares
Proceeds from shares issued	1,867,272	2,680,602	(b)
Dividends reinvested	76,668	52,194	(b)
Cost of shares redeemed	(294,983)	(139,890	)(b)

	1,648,957	2,592,906

Change in net assets from capital transactions	$231,273,726	$396,598,479

SHARE TRANSACTIONS:
Class II Shares
Issued	20,206,509	36,764,518	(a)
Reinvested	1,446,980	1,643,064	(a)
Redeemed	(1,430,623)	(2,100,549	)(a)

	20,222,866	36,307,033

Class VI Shares
Issued	162,966	247,307	(b)
Reinvested	6,804	4,580	(b)
Redeemed	(26,177)	(12,768	)(b)

	143,593	239,119

(a)	On April 30, 2004, the existing share Class of the Fund’s was renamed Class II Shares.

(b)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

8

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Investor Destinations Moderately Aggressive Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class II Shares
Period Ended December 31, 2001(c)	$10.00	0.02	0.09	0.11	(0.02)	—	(0.02)	$10.09	1.12%	(e)	$505	0.61%	(f)	4.56%	(f)	24.85%	(f)	(19.68%	)(f)	11.10%
Year Ended December 31, 2002	$10.09	0.12	(1.59)	(1.47)	(0.12)	(0.01)	(0.13)	$8.49	(14.59%	)	$71,962	0.56%		1.89%		(g	)	(g	)	43.38%
Year Ended December 31, 2003	$8.49	0.14	2.10	2.24	(0.13)	—	(0.13)	$10.60	26.64%		$290,666	0.56%		1.73%		(g	)	(g	)	22.22%
Year Ended December 31, 2004(d)	$10.60	0.19	1.08	1.27	(0.19)	(0.16)	(0.35)	$11.52	12.09%		$734,244	0.55%		2.11%		(g	)	(g	)	11.44%
Six Months Ended June 30, 2005 (Unaudited)	$11.52	0.10	(0.10)	—	(0.10)	(0.10)	(0.20)	$11.32	0.05%	(e)	$950,334	0.56%	(f)	1.89%	(f)	(g	)	(g	)	3.48%

Class VI Shares
Period Ended December 31 2004(h)	$10.63	0.17	0.98	1.15	(0.17)	(0.10)	(0.27)	$11.51	10.92%	(e)	$2,751	0.41%	(f)	4.26%	(f)	(g	)	(g	)	11.44%
Six Months Ended June 30, 2005 (Unaudited)	$11.51	0.10	(0.10)	—	(0.11)	(0.10)	(0.21)	$11.30	0.04%	(e)	$4,326	0.41%	(f)	2.19%	(f)	(g	)	(g	)	3.48%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

(h)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Investor Destinations Moderately Aggressive Fund (the “Fund”).

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective primarily by allocating the Fund’s investments among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is not guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 0-10%.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(k) Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$709,552	$66,119,014	$(245,423)	$65,873,591

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Funds; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

Because the Fund invests primarily in other Gartmore Funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $245,250,184 and sales of $28,159,207.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

21

Gartmore GVIT Investor Destinations Moderate Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in New Assets

9	Financial Highlights

10	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Investor Destinations Moderate Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Investor Destinations Moderate Fund returned 0.36% (Class II at NAV) versus 0.33% for its benchmark, which consists of 60% S&P 500® Index, 25% Lehman Brothers U.S. Aggregate Index and 15% Citigroup 3-Month T-Bill Index. For broader comparison, the average return for the Fund’s Lipper peer category of Balanced Funds was 0.51%.

The year began with a slide after the strong fourth quarter of 2004, with cyclical and small-capitalization stocks among the worst performers. January was characterized by mixed economic data, increasing interest rates, disappointing earnings reports and climbing oil prices. In addition, gross domestic product (GDP) growth for the fourth quarter of 2004 was released in January, and it came in weaker than expected at 3.1%, primarily as a result of the foreign trade deficit. The markets were able to reverse course in February, even as oil prices continued to climb and the productivity report showed a continued slowdown. In March, the markets resumed their downward slide due to a combination of the trade deficit, mixed economic news, high oil prices and rising interest rates.

For most of April, equity markets were dogged by continuing inflation concerns as the price of oil climbed above $57 per barrel. April closed with the announcement of one of the biggest jumps in the Consumer Price Index (CPI) in several months—the CPI had risen 0.6% in March. May featured the announcement of continued weak first quarter GDP growth of 3.1%. Despite concerns about economic deceleration, slowing profit growth, and continued high oil prices, first quarter earnings reports remained strong. June brought a slowdown in the equity market rally that had begun in May as the specter of economic deceleration dampened markets. In addition, the price of oil continued to pressure equity markets as it climbed to a record high of $60 per barrel.

As expected, short-term interest rates moved upward during the period, causing the yield curve to flatten dramatically. The Federal Reserve Board through the Federal Open Market Committee continued its “measured pace” of monetary tightening by raising the federal funds rate 25 basis points on four occasions during the reporting period; the rate rose from 2.25% to 3.25%.

The chart below illustrates how each of the Fund’s underlying funds contributed to or detracted from overall performance.

Underlying Fund	Six-Month Return*	Target Allocation
Gartmore S&P 500 Index Fund	-0.89%	30%
Gartmore Bond Index Fund	2.39%	25%
Short-Term Investments	2.31%	15%
Gartmore International Index Fund	-1.34%	15%
Gartmore Mid Cap Market Index Fund	3.80%	10%
Gartmore Small Cap Index Fund	-1.24%	5%
Gartmore GVIT Investor Destinations Moderate Fund — Class II	0.36%	100%
*	Index returns represented by Institutional Share Class.

The Fund will continue to pursue its primary goal of maximizing total investment return by seeking growth of capital and income. The Fund will remain weighted toward stock investments while including a sizable position in bonds and short-term investments, with the goal of adding income and reducing volatility.

PORTFOLIO MANAGERS: Young Chin, Co-Global Chief Investment Officer-Equities, heads the Fund’s portfolio management team and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds.

When discussing asset allocation theory and the three major asset classes, short-term investments typically are represented by an investment in 90-day Treasury bills. The short-term investments component of the Gartmore GVIT Investor Destinations Funds comprises an investment in one or a combination of the following: the Gartmore Morley Enhanced Income Fund (a short-term fixed-income fund), the Gartmore Money Market Fund and/or the Nationwide Contract (a fixed-interest contract issued and guaranteed by the Nationwide Life Insurance Company). While there can be no guarantee, it is believed that this strategy will provide a return in excess of the 90-day T-bill without substantially increasing risk.

The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, you are indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds. International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets. Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

1

Gartmore GVIT Investor Destinations Moderate Fund (continued)

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

The Gartmore GVIT Investor Destinations Moderate Fund benchmark consists of 60% S&P 500 Index, 25% Lehman Brothers U.S. Aggregate Bond Index, and 15% Citigroup 3-Month T-Bill Index.

Citigroup 3-Month T-Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Lehman Brothers U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Investor Destinations Moderate Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Inception[2]
Class II3	0.36%	7.29%	5.35%
Class VI4	0.52%	7.59%	5.40%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on December 12, 2001.
3	Existing shares were designated Class II shares as of April 29, 2004.
4	These returns through December 31, 2003 were achieved prior to the creation of Class VI shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Gartmore GVIT Investor Destinations Moderate Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(a), S&P 500 Index (S&P 500)(b), the Citigroup 3-Month T Bill Index(c), the Moderate Composite Index(d), and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(b)	S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(c)	The Citigroup 3-Month T Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).
(d)	The Moderate Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderate Composite is a combination of S&P 500 (60%), LB Aggregate Bond (25%) and Citigroup 3-Month T Bill Index (15%).
(e)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Investor Destinations Moderate Fund
Class II	Actual	$1,000	$1,004	$2.78	0.56%
	Hypothetical[1]	$1,000	$1,022	$2.81	0.56%
Class VI	Actual	$1,000	$1,005	$2.04	0.41%
	Hypothetical[1]	$1,000	$1,023	$2.06	0.41%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

June 30, 2005	Gartmore GVIT Investor Destinations Moderate Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Mutual Funds	92.4%
Fixed Contract	7.5%
Other assets in excess of liabilities	0.1%

100.0%

Asset Allocation Detail
Equity Funds	59.8%
Fixed Income Funds	32.6%
Fixed Contract	7.5%
Other	0.1%

100.0%

Top Holdings
Gartmore S&P 500 Index Fund, Institutional Class	29.8%
Gartmore Bond Index Fund, Institutional Class	25.1%
Gartmore International Index Fund, Institutional Class	15.0%
Gartmore Mid Cap Market Index Fund, Institutional Class	10.0%
Nationwide Fixed Contract, 3.50%	7.5%
Gartmore Morley Enhanced Income Fund, Institutional Class	7.5%
Gartmore Small Cap Index Fund, Institutional Class	5.0%
Other Holdings	0.1%

100.0%

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value

MUTUAL FUNDS (92.4%)
Equity Funds (59.8%)
Gartmore International Index Fund, Institutional Class (b)	24,389,414	$197,554,254
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	9,099,106	131,482,082
Gartmore S&P 500 Index Fund, Institutional Class (b)	38,306,004	393,402,664
Gartmore Small Cap Index Fund, Institutional Class (b)	5,542,738	65,736,877

		788,175,877

Fixed Income Funds (32.6%)
Gartmore Bond Index Fund, Institutional Class (b)	29,816,628	330,666,403
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	10,857,568	99,021,021

		429,687,424

Total Mutual Funds		1,217,863,301

FIXED CONTRACT (7.5%)
Nationwide Fixed Contract, 3.50% (b) (c)	$99,030,366	99,030,366

Total Fixed Contract		99,030,366

Total Investments (Cost $1,214,618,431) (a) — 99.9%		1,316,893,667
Other assets in excess of liabilities — 0.1%		977,721

NET ASSETS — 100.0%		$1,317,871,388

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, and it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

See notes to financial statements

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments in affiliated securities, at value (cost $1,214,618,431)	$1,316,893,667

Cash	263
Interest and dividends receivable	1,464,582
Prepaid expenses and other assets	79,928

Total Assets	1,318,438,440

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	139,702
Distribution fees	268,660
Administrative servicing fees	139,469
Other	19,221

Total Liabilities	567,052

Net Assets	$1,317,871,388

Represented by:
Capital	$1,214,891,943
Accumulated net investment income (loss)	148,435
Accumulated net realized gain (losses) from investment transactions	555,774
Net unrealized appreciation (depreciation) on investments	102,275,236

Net Assets	$1,317,871,388

Net Assets:
Class II Shares	$1,305,686,441
Class VI Shares	12,184,947

Total	$1,317,871,388

Shares outstanding (unlimited number of shares authorized):
Class II Shares	117,819,769
Class VI Shares	1,100,936

Total	118,920,705

Net asset value and offering price per share:*
Class II Shares	$11.08
Class VI Shares	$11.07

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income from affiliates	$1,557,590
Interest income	132
Dividend income from affiliates	14,613,373

Total Income	16,171,095

Expenses:
Investment advisory fees	783,239
Distribution Fees Class II	1,493,038
Distribution Fees Class VI	13,205
Administrative servicing fees Class II Shares	867,336
Other**	184,524

Total Expenses	3,341,342

Net Investment Income (Loss)	12,829,753

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	2,979,114
Net change in unrealized appreciation/depreciation on investments	(8,908,990)

Net realized/unrealized gains (losses) on investments	(5,929,876)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,899,877

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$12,829,753	$18,507,538
Net realized gains (losses) on investment transactions	2,979,114	14,877,254
Net change in unrealized appreciation/depreciation on investments	(8,908,990)	53,755,760

Change in net assets resulting from operations	6,899,877	87,140,552

Distributions to Class II Shareholders from:
Net investment income	(12,559,365)	(18,487,818	)(a)
Net realized gains on investments	(12,358,854)	(4,603,467	)(a)
Distributions to Class VI Shareholders from:
Net investment income	(121,953)	(120,802	)(b)
Net realized gains on investments	(115,029)	(15,162	)(b)

Change in net assets from shareholder distributions	(25,155,201)	(23,227,249)

Change in net assets from capital transactions	208,626,492	496,671,032

Change in net assets	190,371,168	560,584,335
Net Assets:
Beginning of period	1,127,500,220	566,915,885

End of period	$1,317,871,388	$1,127,500,220

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$202,652,163	$492,446,066	(a)
Dividends reinvested	24,918,089	23,091,113	(a)
Cost of shares redeemed	(21,902,892)	(27,752,291	)(a)

	205,667,360	487,784,888

Class VI Shares
Proceeds from shares issued	5,363,683	9,284,226	(b)
Dividends reinvested	236,981	135,964	(b)
Cost of shares redeemed	(2,641,532)	(534,046	)(b)

	2,959,132	8,886,144

Change in net assets from capital transactions	$208,626,492	$496,671,032

SHARE TRANSACTIONS:
Class II Shares
Issued	18,205,702	46,046,676	(a)
Reinvested	2,254,340	2,117,183	(a)
Redeemed	(1,966,659)	(2,611,054	)(a)

	18,493,383	45,552,805

Class VI Shares
Issued	482,310	873,389	(b)
Reinvested	21,463	12,350	(b)
Redeemed	(237,535)	(51,041	)(b)

	266,238	834,698

(a)	On April 30, 2004, the existing share Class of the Fund’s was renamed Class II Shares.

(b)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

8

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Investor Destinations Moderate Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class II Shares
Period Ended December 31, 2001(c)	$10.00	0.02	0.06	0.08	(0.02)	—	(0.02)	$10.06	0.84%	(e)	$504	0.61%	(f)	4.42%	(f)	24.86%	(f)	(19.83%	)(f)	0.74%
Year Ended December 31, 2002	$10.06	0.15	(1.11)	(0.96)	(0.15)	(0.01)	(0.16)	$8.94	(9.60%	)	$165,555	0.56%		2.41%		(g	)	(g	)	21.58%
Year Ended December 31, 2003	$8.94	0.17	1.60	1.77	(0.17)	—	(0.17)	$10.54	20.05%		$566,916	0.56%		2.01%		(g	)	(g	)	9.90%
Year Ended December 31, 2004(d)	$10.54	0.21	0.78	0.99	(0.21)	(0.06)	(0.27)	$11.26	9.54%		$1,118,116	0.56%		2.19%		(g	)	(g	)	5.54%
Six Months Ended June 30, 2005 (Unaudited)	$11.26	0.11	(0.07)	0.04	(0.11)	(0.11)	(0.22)	$11.08	0.36%	(e)	$1,305,686	0.56%	(f)	2.13%	(f)	(g	)	(g	)	1.18%

Class VI Shares
Period Ended December 31 2004(h)	$10.54	0.19	0.72	0.91	(0.19)	(0.02)	(0.21)	$11.24	8.72%	(e)	$9,384	0.41%	(f)	3.84%	(f)	(g	)	(g	)	5.54%
Six Months Ended June 30, 2005 (Unaudited)	$11.24	0.12	(0.06)	0.06	(0.12)	(0.11)	(0.23)	$11.07	0.52%	(e)	$12,185	0.41%	(f)	2.30%	(f)	(g	)	(g	)	1.18%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

(h)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Investor Destinations Moderate Fund (the “Fund”).

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective primarily by allocating the Fund’s investments among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is not guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 5-15%.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a) Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern Time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to suffciently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$2,262,960	$101,407,457	$(1,395,181)	$100,012,276

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

Because the Fund invests primarily in other Gartmore Funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (“contract owner”). A separate account that redeems Class VI shares on behalf of a contact owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $194,455,568 and sales of $13,239,591.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

21

Gartmore GVIT Investor Destinations Moderately Conservative Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in New Assets

9	Financial Highlights

10	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Investor Destinations Moderately Conservative Fund

For the semiannual reporting period ended June 30, 2005, the Gartmore GVIT Investor Destinations Moderately Conservative Fund returned 1.01% (Class II at NAV) versus 0.87% for its benchmark, which consists of 40% S&P 500® Index, 35% Lehman Brothers U.S. Aggregate Index and 25% Citigroup 3-Month T-Bill Index. For broader comparison, the average return for the Fund’s Lipper peer category of Income Funds was 1.30%.

The year began with a slide after the strong fourth quarter of 2004, with cyclical and small-capitalization stocks among the worst performers. January was characterized by mixed economic data, increasing interest rates, disappointing earnings reports and climbing oil prices. In addition, gross domestic product (GDP) growth for the fourth quarter of 2004 was released in January, and it came in weaker than expected at 3.1%, primarily as a result of the foreign trade deficit. The markets were able to reverse course in February, even as oil prices continued to climb and the productivity report showed a continued slowdown. In March, the markets resumed their downward slide due to a combination of the trade deficit, mixed economic news, high oil prices and rising interest rates.

For most of April, equity markets were dogged by continuing inflation concerns as the price of oil climbed above $57 per barrel. April closed with the announcement of one of the biggest jumps in the Consumer Price Index (CPI) in several months—the CPI had risen 0.6% in March. May featured the announcement of continued weak first quarter GDP growth of 3.1%. Despite concerns about economic deceleration, slowing profit growth, and continued high oil prices, first quarter earnings reports remained strong. June brought a slowdown in the equity market rally that had begun in May as the specter of economic deceleration dampened markets. In addition, the price of oil continued to pressure equity markets as it climbed to a record high of $60 per barrel.

As expected, short-term interest rates moved upward during the period, causing the yield curve to flatten dramatically. The Federal Reserve Board through the Federal Open Market Committee continued its “measured pace” of monetary tightening by raising the federal funds rate 25 basis points on four occasions during the reporting period; the rate rose from 2.25% to 3.25%.

The chart below illustrates how each of the Fund’s underlying funds contributed to or detracted from overall performance.

Underlying Fund	Six-Month Return*	Target Allocation
Gartmore Bond Index Fund	2.39%	35%
Short-Term Investments	2.31%	25%
Gartmore S&P 500 Index Fund	-0.89%	20%
Gartmore International Index Fund	-1.34%	10%
Gartmore Mid Cap Market Index Fund	3.80%	10%
Gartmore GVIT Investor Destinations Moderately Conservative Fund — Class II	1.01%	100%
*	Index returns represented by Institutional Share Class.

The Fund will continue to pursue its primary goal of maximizing total investment return by seeking income and, secondarily, long-term growth of capital. The Fund will remain weighted toward bonds and short-term investments while including substantial stock investments for long-term growth.

PORTFOLIO MANAGERS: Young Chin, Co-Global Chief Investment Officer-Equities, heads the Fund’s portfolio management team and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds.

When discussing asset allocation theory and the three major asset classes, short-term investments typically are represented by an investment in 90-day Treasury bills. The short-term investments component of the Gartmore GVIT Investor Destinations Funds comprises an investment in one or a combination of the following: the Gartmore Morley Enhanced Income Fund (a short-term fixed-income fund), the Gartmore Money Market Fund and/or the Nationwide Contract (a fixed-interest contract issued and guaranteed by the Nationwide Life Insurance Company). While there can be no guarantee, it is believed that this strategy will provide a return in excess of the 90-day T-bill without substantially increasing risk.

The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, you are indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds. International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets. Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

1

Gartmore GVIT Investor Destinations Moderately Conservative Fund (continued)

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

The Gartmore GVIT Investor Destinations Moderately Conservative Fund benchmark consists of 40% S&P 500 Index, 35% Lehman Brothers U.S. Aggregate Bond Index, and 25% Citigroup 3-Month T-Bill Index.

Citigroup 3-Month T-Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Lehman Brothers U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Investor Destinations Moderately Conservative Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Inception[2]
Class II3	1.01%	6.56%	4.96%
Class VI4	1.11%	6.68%	5.01%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on December 12, 2001.
3	Existing shares were designated Class II shares as of April 29, 2004.
4	These returns through December 31, 2003 were achieved prior to the creation of Class VI shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Gartmore GVIT Investor Destinations Moderately Conservative Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(a), S&P 500 Index (S&P 500)(b), the Citigroup 3-Month T Bill Index(c), the Moderately Conservative Composite Index(d), and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(b)	S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(c)	The Citigroup 3-Month T Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).
(d)	The Moderately Conservative Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Moderate Composite is a combination of LB Aggregate Bond (35%), S&P 500 (40%), and Citigroup 3-Month T Bill Index (25%).
(e)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Investor Destinations Moderately Conservative Fund
Class II	Actual	$1,000	$1,010	$2.79	0.56%
	Hypothetical[1]	$1,000	$1,022	$2.81	0.56%
Class VI	Actual	$1,000	$1,011	$2.04	0.41%
	Hypothetical[1]	$1,000	$1,023	$2.06	0.41%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

June 30, 2005	Gartmore GVIT Investor Destinations Moderately Conservative Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Mutual Funds	87.4%
Fixed Contract	12.5%
Other assets in excess of liabilities	0.1%

100.0%

Asset Allocation Detail
Fixed Income Funds	47.6%
Equity Funds	39.8%
Fixed Contract	12.5%
Other	0.1%

100.0%

Top Holdings
Gartmore Bond Index Fund, Institutional Class	35.1%
Gartmore S&P 500 Index Fund, Institutional Class	19.8%
Nationwide Fixed Contract, 3.50%	12.5%
Gartmore Morley Enhanced Income Fund, Institutional Class	12.5%
Gartmore International Index Fund, Institutional Class	10.0%
Gartmore Mid Cap Market Index Fund, Institutional Class	10.0%
Other Holdings	0.1%

100.0%

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value
MUTUAL FUNDS (87.4%)
Equity Funds (39.8%)
Gartmore International Index Fund, Institutional Class (b)	5,893,805	$47,739,823
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	3,298,256	47,659,804
Gartmore S&P 500 Index Fund, Institutional Class (b)	9,256,808	95,067,421

		190,467,048

Fixed Income Funds (47.6%)
Gartmore Bond Index Fund, Institutional Class (b)	15,131,160	167,804,568
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	6,559,443	59,822,124

		227,626,692

Total Mutual Funds		418,093,740

FIXED CONTRACT (12.5%)
Nationwide Fixed Contract, 3.50% (b) (c)	$59,827,779	59,827,779

Total Fixed Contract		59,827,779

Total Investments (Cost $448,797,660) (a) — 99.9%		477,921,519
Other assets in excess of liabilities — 0.1%		589,555

NET ASSETS — 100.0%		$478,511,074

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, and it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments in affiliated securities, at value (cost $448,797,660)	$477,921,519

Cash	42
Interest and dividends receivable	768,152
Prepaid expenses and other assets	29,938

Total Assets	478,719,651

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	50,769
Distribution fees	97,634
Administrative servicing fees	52,063
Other	8,111

Total Liabilities	208,577

Net Assets	$478,511,074

Represented by:
Capital	$448,013,710
Accumulated net investment income (loss)	95,123
Accumulated net realized gain (losses) from investment transactions	1,278,382
Net unrealized appreciation (depreciation) on investments	29,123,859

Net Assets	$478,511,074

Net Assets:
Class II Shares	$476,244,605
Class VI Shares	2,266,469

Total	$478,511,074

Shares outstanding (unlimited number of shares authorized):
Class II Shares	44,093,218
Class VI Shares	210,057

Total	44,303,275

Net asset value and offering price per share:*
Class II Shares	$10.80
Class VI Shares	$10.79

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income from affiliates	$958,826
Interest income	21
Dividend income from affiliates	5,824,532

Total Income	6,783,379

Expenses:
Investment advisory fees	290,439
Distribution Fees Class II	557,043
Distribution Fees Class VI	1,499
Administrative servicing fees Class II Shares	325,593
Other**	70,776

Total Expenses	1,245,350

Net Investment Income (Loss)	5,538,029

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	1,976,933
Net change in unrealized appreciation/depreciation on investments	(2,640,808)

Net realized/unrealized gains (losses) on investments	(663,875)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,874,154

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$5,538,029	$8,096,593
Net realized gains (losses) on investment transactions	1,976,933	5,515,979
Net change in unrealized appreciation/depreciation on investments	(2,640,808)	12,674,367

Change in net assets resulting from operations	4,874,154	26,286,939

Distributions to Class II Shareholders from:
Net investment income	(5,420,576)	(8,143,739	)(a)
Net realized gains on investments	(3,944,963)	(2,371,530	)(a)
Distributions to Class VI Shareholders from:
Net investment income	(22,330)	(9,518	)(b)
Net realized gains on investments	(18,823)	(1,641	)(b)

Change in net assets from shareholder distributions	(9,406,692)	(10,526,428)

Change in net assets from capital transactions	57,258,610	151,495,887

Change in net assets	52,726,072	167,256,398
Net Assets:
Beginning of period	425,785,002	258,528,604

End of period	$478,511,074	$425,785,002

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$70,171,329	$166,759,578	(a)
Dividends reinvested	9,365,519	10,515,242	(a)
Cost of shares redeemed	(23,844,104)	(26,475,605	)(a)

	55,692,744	150,799,215

Class VI Shares
Proceeds from shares issued	1,548,085	817,280	(b)
Dividends reinvested	41,153	11,159	(b)
Cost of shares redeemed	(23,372)	(131,767	)(b)

	1,565,866	696,672

Change in net assets from capital transactions	$57,258,610	$151,495,887

SHARE TRANSACTIONS:
Class II Shares
Issued	6,470,940	15,804,279	(a)
Reinvested	869,265	986,049	(a)
Redeemed	(2,202,821)	(2,503,232	)(a)

	5,137,384	14,287,096

Class VI Shares
Issued	142,441	77,407	(b)
Reinvested	3,821	1,038	(b)
Redeemed	(2,163)	(12,487	)(b)

	144,099	65,958

(a)	On April 30, 2004, the existing share Class of the Fund’s was renamed Class II Shares.

(b)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

8

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Investor Destinations Moderately Conservative Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class II Shares
Period Ended December 31, 2001(c)	$10.00	0.03	0.04	0.07	(0.03)	—	(0.03)	$10.04	0.65%	(e)	$503	0.61%	(f)	4.56%	(f)	24.88%	(f)	(19.71%	)(f)	0.60%
Year Ended December 31, 2002	$10.04	0.18	(0.60)	(0.42)	(0.18)	(0.01)	(0.19)	$9.43	(4.15%	)	$95,669	0.56%		2.96%		(g	)	(g	)	35.19%
Year Ended December 31, 2003	$9.43	0.21	1.07	1.28	(0.21)	(0.02)	(0.23)	$10.48	13.70%		$258,529	0.56%		2.32%		(g	)	(g	)	12.61%
Year Ended December 31, 2004(d)	$10.48	0.23	0.50	0.73	(0.23)	(0.07)	(0.30)	$10.91	7.16%		$425,066	0.56%		2.35%		(g	)	(g	)	7.18%
Six Months Ended June 30, 2005 (Unaudited)	$10.91	0.13	(0.02)	0.11	(0.13)	(0.09)	(0.22)	$10.80	1.01%	(e)	$476,245	0.56%	(f)	2.48%	(f)	(g	)	(g	)	3.54%

Class VI Shares
Period Ended December 31, 2004(h)	$10.44	0.20	0.49	0.69	(0.20)	(0.03)	(0.23)	$10.90	6.67%	(e)	$719	0.41%	(f)	3.37%	(f)	(g	)	(g	)	7.18%
Six Months Ended June 30, 2005 (Unaudited)	$10.90	0.14	(0.02)	0.12	(0.14)	(0.09)	(0.23)	$10.79	1.11%	(e)	$2,266	0.41%	(f)	2.84%	(f)	(g	)	(g	)	3.54%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

(h)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Investor Destinations Moderately Conservative Fund (the “Fund”).

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective primarily by allocating the Fund’s investments among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is not guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 10-20%.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and. others that provide for general indemnifications The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$690,124	$29,429,590	$(995,855)	$28,433,735

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Fund for expenses associated with the distribution of the shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

Because the Fund invests primarily in other Gartmore Funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares. However, the Fund indireclty pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $60,387,519 and sales of $13,942,100.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)
Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

21

Gartmore GVIT Investor Destinations Conservative Fund

Semiannual Report

| June 30, 2005

Contents

6	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in New Assets

9	Financial Highlights

10	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Investor Destinations Conservative Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Investor Destinations Conservative Fund returned 1.23% (Class II at NAV) versus 1.29% for its benchmark. The benchmark which consists of 45% Citigroup 3-Month T-Bill Index, 35% Lehman Brothers U.S. Aggregate Index and 20% S&P 500® Index. For broader comparison, the average return for the Fund’s Lipper peer category of Income Funds was 1.30%.

The year began with a slide after the strong fourth quarter of 2004, with cyclical and small-capitalization stocks among the worst performers. January was characterized by mixed economic data, increasing interest rates, disappointing earnings reports and climbing oil prices. In addition, gross domestic product (GDP) growth for the fourth quarter of 2004 was released in January, and it came in weaker than expected at 3.1%, primarily as a result of the foreign trade deficit. The markets were able to reverse course in February, even as oil prices continued to climb and the productivity report showed a continued slowdown. In March, the markets resumed their downward slide due to a combination of the trade deficit, mixed economic news, high oil prices and rising interest rates.

For most of April, equity markets were dogged by continuing inflation concerns as the price of oil climbed above $57 per barrel. April closed with the announcement of one of the biggest jumps in the Consumer Price Index (CPI) in several months—the CPI had risen 0.6% in March. May featured the announcement of continued weak first quarter GDP growth of 3.1%. Despite concerns about economic deceleration, slowing profit growth, and continued high oil prices, first quarter earnings reports remained strong. June brought a slowdown in the equity market rally that had begun in May as the specter of economic deceleration dampened markets. In addition, the price of oil continued to pressure equity markets as it climbed to a record high of $60 per barrel.

As expected, short-term interest rates moved upward during the period, causing the yield curve to flatten dramatically. The Federal Reserve Board through the Federal Open Market Committee continued its “measured pace” of monetary tightening by raising the federal funds rate 25 basis points on four occasions during the reporting period; the rate rose from 2.25% to 3.25%.

The chart below illustrates how each of the Fund’s underlying funds contributed to or detracted from overall performance.

Underlying Fund	Six-Month Return*	Target Allocation
Short-Term Investments	2.31%	40%
Gartmore Bond Index Fund	2.39%	35%
Gartmore S&P 500 Index Fund	-0.89%	10%
Gartmore International Index Fund	-1.34%	5%
Gartmore Mid Cap Market Index Fund	3.80%	5%
Gartmore Money Market Fund	1.10%	5%
Gartmore GVIT Investor Destinations Conservative Fund — Class II	1.23%	100%
*	Index returns represented by Institutional Share Class.

The Fund will continue to pursue its primary goal of maximizing total investment return by seeking income and, secondarily, long-term growth of capital. The Fund will remain weighted toward bonds and short-term investments while including some stock investments for long-term growth.

PORTFOLIO MANAGERS: Young Chin, Co-Global Chief Investment Officer-Equities, heads the Fund’s portfolio management team and is responsible for the day-to-day management of the allocation of the Fund’s assets among the asset classes and Underlying Funds.

When discussing asset allocation theory and the three major asset classes, short-term investments typically are represented by an investment in 90-day Treasury bills. The short-term investments component of the Gartmore GVIT Investor Destinations Funds comprises an investment in one or a combination of the following: the Gartmore Morley Enhanced Income Fund (a short-term fixed-income fund), the Gartmore Money Market Fund and/or the Nationwide Contract (a fixed-interest contract issued and guaranteed by the Nationwide Life Insurance Company). While there can be no guarantee, it is believed that this strategy will provide a return in excess of the 90-day T-bill without substantially increasing risk.

The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, you are indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds. International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets. Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

1

Gartmore GVIT Investor Destinations Conservative Fund (continued)

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

The Gartmore GVIT Investor Destinations Conservative Fund benchmark consists of 45% Citigroup 3-Month T-Bill Index, 35% Lehman Brothers U.S. Aggregate Bond Index, and 20% S&P 500 Index.

Citigroup 3-Month T-Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Lehman Brothers U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Investor Destinations Conservative Fund

Average	Annual Total Return[1]

(For Periods Ended June 30, 2005)

	Six months*	One year	Inception[2]
Class II3	1.23%	4.94%	4.06%
Class VI4	1.23%	5.14%	4.11%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on December 12, 2001.
3	Existing shares were designated Class II shares as of April 29, 2004.
4	These returns through December 31, 2003 were achieved prior to the creation of Class VI shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Performance	of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Gartmore GVIT Investor Destinations Conservative Fund, Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(a), S&P 500 Index (S&P 500)(b), the Citigroup 3-Month T Bill Index(c), the Conservative Composite Index(d), and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.
(b)	S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(c)	The Citigroup 3-Month T Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).
(d)	The Conservative Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The Conservative Composite is a combination of LB Aggregate Bond (35%), S&P 500 (20%), and Citigroup 3-Month T Bill Index (45%).
(e)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Investor Destinations Conservative Fund
Class II	Actual	$1,000	$1,012	$2.79	0.56%
	Hypothetical[1]	$1,000	$1,022	$2.81	0.56%
Class VI	Actual	$1,000	$1,012	$2.05	0.41%
	Hypothetical[1]	$1,000	$1,023	$2.06	0.41%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

June 30, 2005	Gartmore GVIT Investor Destinations Conservative Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Mutual Funds	79.8%
Fixed Contract	20.0%
Other assets in excess of liabilities	0.2%

100.0%

Asset Allocation Detail
Fixed Income Funds	54.9%
Fixed Contract	20.0%
Equity Funds	19.9%
Money Market Fund	5.0%
Other	0.2%

100.0%

Top Holdings
Gartmore Bond Index Fund, Institutional Class	34.9%
Nationwide Fixed Contract, 3.50%	20.0%
Gartmore Morley Enhanced Income Fund, Institutional Class	20.0%
Gartmore S&P 500 Index Fund, Institutional Class	9.9%
Gartmore Money Market Fund, Institutional Class	5.0%
Gartmore International Index Fund, Institutional Class	5.0%
Gartmore Mid Cap Market Index Fund, Institutional Class	5.0%
Other Holdings	0.2%

100.0%

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value
MUTUAL FUNDS (79.8%)
Equity Funds (19.9%)
Gartmore International Index Fund, Institutional Class (b)	1,704,959	$13,810,167
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	954,119	13,787,019
Gartmore S&P 500 Index Fund, Institutional Class (b)	2,677,808	27,501,084

		55,098,270

Fixed Income Funds (54.9%)
Gartmore Bond Index Fund, Institutional Class (b)	8,754,278	97,084,946
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	6,072,046	55,377,063

		152,462,009

Money Market Fund (5.0%)
Gartmore Money Market Fund, Institutional Class*	13,844,266	13,844,266

Total Mutual Funds		221,404,545

FIXED CONTRACT (20.0%)
Nationwide Fixed Contract, 3.50% (b) (c)	55,382,307	55,382,307

Total Fixed Contract		55,382,307

Total Investments (Cost $269,861,831) (a) — 99.8%		276,786,852
Other assets in excess of liabilities — 0.2%		432,402

NET ASSETS — 100.0%		$277,219,254

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, and it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments in affiliated securities, at value (cost $269,861,831)	$276,786,852

Cash	10
Interest and dividends receivable	541,203
Prepaid expenses and other assets	17,945

Total Assets	277,346,010

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	30,342
Distribution fees	58,351
Administrative servicing fees	30,853
Other	7,210

Total Liabilities	126,756

Net Assets	$277,219,254

Represented by:
Capital	$268,468,789
Accumulated net investment income (loss)	72,666
Accumulated net realized gain (losses) from investment transactions	1,752,778
Net unrealized appreciation (depreciation) on investments	6,925,021

Net Assets	$277,219,254

Net Assets:
Class II Shares	$273,441,018
Class VI Shares	3,778,236

Total	$277,219,254

Shares outstanding (unlimited number of shares authorized):
Class II Shares	26,358,459
Class VI Shares	364,581

Total	26,723,040

Net asset value and offering price per share:*
Class II Shares	$10.37
Class VI Shares	$10.36

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income from affiliates	$930,781
Interest income	5
Dividend income from affiliates	3,454,533

Total Income	4,385,319

Expenses:
Investment advisory fees	176,541
Distribution Fees Class II	336,402
Distribution Fees Class VI	3,103
Administrative servicing fees Class II Shares	197,009
Other**	43,326

Total Expenses	756,381

Net Investment Income (Loss)	3,628,938

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	2,177,218
Net change in unrealized appreciation/depreciation on investments	(2,206,589)

Net realized/unrealized gains (losses) on investments	(29,371)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,599,567

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$3,628,938	$5,473,143
Net realized gains (losses) on investment transactions	2,177,218	3,444,495
Net change in unrealized appreciation/depreciation on investments	(2,206,589)	2,030,361

Change in net assets resulting from operations	3,599,567	10,947,999

Distributions to Class II Shareholders from:
Net investment income	(3,513,470)	(5,494,511	)(a)
Net realized gains on investments	(1,877,420)	(2,320,988	)(a)
Distributions to Class VI Shareholders from:
Net investment income	(42,802)	(19,759	)(b)
Net realized gains on investments	(25,268)	(7,932	)(b)

Change in net assets from shareholder distributions	(5,458,960)	(7,843,190)

Change in net assets from capital transactions	21,347,123	64,003,212

Change in net assets	19,487,730	67,108,021
Net Assets:
Beginning of period	257,731,524	190,623,503

End of period	$277,219,254	$257,731,524

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$53,371,214	$100,983,002	(a)
Dividends reinvested	5,390,885	7,815,483	(a)
Cost of shares redeemed	(39,762,383)	(46,226,403	)(a)

	18,999,716	62,572,082

Class VI Shares
Proceeds from shares issued	2,633,344	1,645,576	(b)
Dividends reinvested	68,070	27,690	(b)
Cost of shares redeemed	(354,007)	(242,136	)(b)

	2,347,407	1,431,130

Change in net assets from capital transactions	$21,347,123	$64,003,212

SHARE TRANSACTIONS:
Class II Shares
Issued	5,119,859	9,753,470	(a)
Reinvested	520,615	754,197	(a)
Redeemed	(3,800,095)	(4,462,685	)(a)

	1,840,379	6,044,982

Class VI Shares
Issued	252,759	160,003	(b)
Reinvested	6,578	2,667	(b)
Redeemed	(33,979)	(23,447	)(b)

	225,358	139,223

(a)	On April 30, 2004, the existing share Class of the Fund’s was renamed Class II Shares.

(b)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

8

GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Investor Destinations Conservative Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class II Shares
Period Ended December 31, 2001(c)	$10.00	0.02	0.01	0.03	(0.02)	—	(0.02)	$10.01	0.34%	(e)	$502	0.61%	(f)	4.39%	(f)	24.89%	(f)	(19.89%	)(f)	0.40%
Year Ended December 31, 2002	$10.01	0.21	(0.18)	0.03	(0.21)	—	(0.21)	$9.83	0.40%		$90,358	0.56%		3.30%		(g	)	(g	)	28.70%
Year Ended December 31, 2003	$9.83	0.24	0.53	0.77	(0.24)	(0.04)	(0.28)	$10.32	7.91%		$90,624	0.56%		2.55%		(g	)	(g	)	24.84%
Year Ended December 31, 2004(d)	$10.32	0.24	0.23	0.47	(0.24)	(0.10)	(0.34)	$10.45	4.65%		$256,277	0.56%		2.39%		(g	)	(g	)	15.34%
Six Months Ended June 30, 2005 (Unaudited)	$10.45	0.14	(0.01)	0.13	(0.14)	(0.07)	(0.21)	$10.37	1.23%	(e)	$273,441	0.56%	(f)	2.67%	(f)	(g	)	(g	)	12.48%

Class VI Shares
Period Ended December 31, 2004(h)	$10.26	0.21	0.25	0.46	(0.21)	(0.06)	(0.27)	$10.45	4.48%	(e)	$1,454	0.41%	(f)	3.00%	(f)	(g	)	(g	)	15.34%
Six Months Ended June 30, 2005 (Unaudited)	$10.45	0.14	(0.02)	0.12	(0.14)	(0.07)	(0.21)	$10.36	1.23%	(e)	$3,778	0.41%	(f)	2.91%	(f)	(g	)	(g	)	12.48%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

(h)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Investor Destinations Conservative Fund (the “Fund”).

The Fund is constructed as “fund of funds,” which means that the Fund pursues its investment objective primarily by allocating the Fund’s investments among other mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide. This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is not guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 15-25%.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchase or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$617,492	$7,179,083	$(871,555)	$6,307,529

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Fund for expenses associated with the distribution of the shares of the Fund. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

Because the Fund invests primarily in other Gartmore Funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $42,609,076 and sales of $27,196,594.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

21

Gartmore GVIT U.S. Growth Leaders Fund

SemiannualReport

| June 30, 2005

Contents

6	Statement of Investments

8	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in New Assets

10	Financial Highlights

11	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT U.S. Growth Leaders Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT U.S. Growth Leaders Fund returned 2.05% (Class I at NAV) versus -0.81% for its benchmark, the Standard & Poor’s 500® (S&P 500) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Multi-Cap Growth Funds was -0.33%.

The Fund’s outperformance was driven by strong stock selection, particularly in the information technology and consumer discretionary sectors. In technology, the Fund benefited from its holdings in Internet search engine Google Inc., which rewarded investors with upwardly revised earnings, increasing market share and robust paid-search revenues. Another technology holding boosting the Fund’s results was design software maker Autodesk, Inc., whose healthy sales of licenses and subscriptions for its products enabled the company to deliver double-digit revenue and earnings growth for the first quarter of 2005. The company also lifted its outlook for the second quarter and the entire fiscal year.

In the consumer discretionary sector, Nordstrom, Inc. was a key contributor to Fund performance. The share price of the department store chain benefited from solid increases in same-store sales. Home products retailer Kohl’s Corp. also helped performance, as stronger-than-expected same-store sales for May gave the stock a big boost during the second half of the reporting period. We added to this position, gradually building it into one of the Fund’s largest holdings.

Investors Financial Services, a provider of back-office services to asset management companies, was one holding that detracted from the Fund’s performance. The stock struggled in part because a flattening yield curve, a condition in which the difference between long-term interest rates and short-term rates narrows, cut into the company’s earnings. Another stock that held back Fund performance was Quest Software Inc., which makes application and database management software designed to guarantee application performance and monitor the delivery of information by means of corporate networks and the Internet. Quest Software reported solid gains in first-quarter revenue and earnings but issued full-year guidance that disappointed analysts, reflecting the costs associated with the company’s proposed acquisition of Imceda Software Inc.

Important changes during the period included a reduction in the Fund’s industrials weighting, which went from an overweighting to an underweighting versus the benchmark. In our opinion, sentiment regarding this sector had been overly optimistic, and we did not see that optimism justified in the capital spending we were observing for industrial products. Conversely, we increased the Fund’s weighting in consumer discretionary stocks, especially in the retail area and the hotels, restaurants & leisure segment.

While the U.S. economy could slow from its recent pace, we should keep in mind that for the past two quarters, economists have had to revise gross domestic product growth upward from initial estimates. Similarly, personal disposable income continues to be surprisingly strong, buoyed in part by a robust housing market. At present, therefore, we are comfortable with the Fund’s modest overweightings in the technology and consumer discretionary sectors, and we anticipate a reasonably favorable near-term environment for applying our disciplined brand of bottom-up stock picking—a strategy that involves considering companies simply on their own merit, without regard to their given industries/sectors or the current economic conditions.

Portfolio Managers: Christopher Baggini, CFA and Douglas Burtnick, CFA

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance

1

Gartmore GVIT U.S. Growth Leaders Fund

carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT U.S. Growth Leaders Fund

Average Annual Total Return1

(For Periods Ended June 30, 2005)

	Six Months*	1 Yr.	Inception[2]
Class I3	2.05%	11.97%	8.50%
Class II3	1.87%	11.57%	8.41%
Class III[4]	1.95%	11.91%	8.61%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on December 31, 2001.
3	These returns until the creation of the Class I shares (June 3, 2002) and Class II shares (March 21, 2003) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I and Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.
4	For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class III shares of the Gartmore GVIT U.S. Growth Leaders Fund, Standard & Poor’s 500 Index (S&P 500)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT U.S. Growth Leaders Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
U.S Growth Leaders Fund
Class I	Actual	$1,000	$1,021	$5.91	1.18%
	Hypothetical[1]	$1,000	$1,019	$5.92	1.18%
Class II	Actual	$1,000	$1,019	$7.16	1.43%
	Hypothetical[1]	$1,000	$1,018	$7.18	1.43%
Class III	Actual	$1,000	$1,020	$5.91	1.18%
	Hypothetical[1]	$1,000	$1,019	$5.92	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	Gartmore GVIT U.S. Growth Leaders Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	96.2%
Cash Equivalents	5.7%
Other Investments*	3.5%
Liabilities in excess of other assets**	-5.4%

100.0%

Top Holdings***
Verisign, Inc.	5.0%
Franklin Resources, Inc.	4.3%
Kohl’s Corp.	4.2%
Wellpoint, Inc.	4.0%
Juniper Networks, Inc.	3.8%
Capital One Financial Corp.	3.8%
St. Jude Medical, Inc.	3.7%
Comverse Technology, Inc.	3.7%
Brinker International, Inc.	3.5%
Invitrogen Corp.	3.5%
Other Holdings	60.5%

100.0%

Top Industries
Computer Software & Services	14.8%
Financial Services	14.2%
Retail	10.4%
Telecommunications	10.1%
Healthcare	10.1%
Semiconductors	6.4%
Oil & Gas	6.0%
Restaurants	3.5%
Medical Products	3.5%
Hotels & Motels	3.3%
Other Industries	17.7%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT U.S. GROWTH LEADERS FUND

Statement of Investments — June 30, 2005 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (96.2%)
Building & Construction (3.2%)
Pulte Corp.	20,030	$1,687,528

Casino Hotels (2.5%)
Station Casinos, Inc.	19,420	1,289,488

Coal (2.0%)
Peabody Energy Corp.	19,500	1,014,780

Computer Software & Services (14.8%)
Activision, Inc. (b)	46,420	766,858
AutoDesk, Inc.	38,240	1,314,309
Cognizant Technology Solutions Corp. (b)	22,040	1,038,745
Juniper Networks, Inc. (b)	78,620	1,979,652
Verisign, Inc. (b)	89,840	2,583,797

		7,683,361

Financial Services (14.2%)
Capital One Financial Corp.	24,700	1,976,247
Countrywide Credit Industries, Inc.	40,700	1,571,427
Franklin Resources, Inc.	28,800	2,217,023
Goldman Sachs Group, Inc.	15,600	1,591,512

		7,356,209

Food & Beverage (3.0%)
PepsiCo, Inc.	28,820	1,554,263

Healthcare (10.1%)
Ivax Corp. (b)	55,850	1,200,775
St. Jude Medical, Inc. (b)	44,350	1,934,104
Wellpoint, Inc. (b)	30,080	2,094,771

		5,229,650

Hotels & Motels (3.3%)
Starwood Hotels & Resorts Worldwide	29,110	1,704,973

Manufacturing (3.2%)
Textron, Inc.	22,070	1,674,010

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Medical Products (3.5%)
Invitrogen Corp. (b)	21,900	$1,824,051

Oil & Gas (6.0%)
Praxair, Inc.	35,600	1,658,960
Transocean, Inc. (b)	27,000	1,457,190

		3,116,150

Restaurants (3.5%)
Brinker International, Inc. (b)	45,820	1,835,091

Retail (10.4%)
American Eagle Outfitters, Inc.	46,450	1,423,693
CVS Corp.	62,050	1,803,794
Kohl’s Corp. (b)	39,140	2,188,316

		5,415,803

Semiconductors (6.4%)
Broadcom Corp. (b)	45,600	1,619,256
National Semiconductor Corp.	76,850	1,693,006

		3,312,262

Telecommunications (10.1%)
Comverse Technology, Inc. (b)	80,160	1,895,784
Corning, Inc. (b)	108,400	1,801,608
Nokia Corp. ADR-FI	93,350	1,553,344

		5,250,736

Total Common Stocks		49,948,355

CASH EQUIVALENTS (5.7%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 3.34%, dated 06/30/05, due 07/01/05, repurchase price $2,975,077)	$2,974,801	2,974,801

Total Cash Equivalents		2,974,801

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT U.S. GROWTH LEADERS FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (3.5%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — note 2
(Securities Lending)	$1,795,200	$1,795,200

Total Short-Term Securities Held as Collateral for Securities Lending		1,795,200

Total Investments (Cost $52,331,256) (a) — 105.4%		54,718,356
Liabilities in excess of other assets — (5.4%)		(2,774,940)

NET ASSETS — 100.0%		$51,943,416

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

FI	Finland

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT U.S. GROWTH LEADERS FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $49,356,455)	$51,743,555
Repurchase agreements, at cost and value	2,974,801

Total Investments	54,718,356

Interest and dividends receivable	21,378
Receivable for investments sold	4,032,859
Prepaid expenses and other assets	578

Total Assets	58,773,171

Liabilities:
Payable for investments purchased	4,961,513
Payable for return of collateral received for securities on loan	1,795,200
Accrued expenses and other payables:
Investment advisory fees	58,969
Fund administration and transfer agent fees	1,140
Distribution fees	2,688
Administrative servicing fees	5,503
Other	4,742

Total Liabilities	58,768,429

Net Assets	$51,943,416

Represented by:
Capital	$46,542,254
Accumulated net investment income (loss)	(78,423)
Accumulated net realized gain (losses) from investments	3,092,485
Net unrealized appreciation (depreciation) on investments	2,387,100

Net Assets	$51,943,416

Net Assets:
Class I Shares	$7,102,033
Class II Shares	13,531,127
Class III Shares	31,310,256

Total	$51,943,416

Shares outstanding (unlimited number of shares authorized):
Class I Shares	656,578
Class II Shares	1,253,756
Class III Shares	2,879,776

Total	4,790,110

Net asset value and offering price per share:*
Class I Shares	$10.82
Class II Shares	$10.79
Class III Shares	$10.87

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$18,128
Dividend income	199,529
Income from securities lending	2,073

Total Income	219,730

Expenses:
Investment advisory fees	217,153
Fund administration and transfer agent fees	16,678
Distribution fees Class II Shares	14,285
Administrative servicing fees Class I Shares	4,318
Administrative servicing fees Class II Shares	8,242
Administrative servicing fees Class III Shares	22,748
Other**	14,729

Total Expenses	298,153

Net Investment Income (Loss)	(78,423)

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	3,110,759
Net change in unrealized appreciation/depreciation on investments	(2,084,388)

Net realized/unrealized gains (losses) on investments	1,026,371

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$947,948

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT U.S. GROWTH LEADERS FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(78,423)	$(424,063)
Net realized gains (losses) on investment transactions	3,110,759	4,929,661
Net change in unrealized appreciation/depreciation on investments	(2,084,388)	337,121

Change in net assets resulting from operations	947,948	4,842,719

Distributions to Class I shareholders from:
Net realized gains on investments	(583,903)	(254,356)
Distributions to Class II shareholders from:
Net realized gains on investments	(1,107,845)	(299,998)
Distributions to Class III shareholders from:
Net realized gains on investments	(2,532,029)	(1,881,512)

Change in net assets from shareholder distributions	(4,223,777)	(2,435,866)

Change in net assets from capital transactions	5,099,031	(17,545,981)

Change in net assets	1,823,202	(15,139,128)
Net Assets:
Beginning of period	50,120,214	65,259,342

End of period	$51,943,416	$50,120,214

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,642,718	$5,960,920
Dividends reinvested	583,903	254,355
Cost of shares redeemed	(2,025,857)	(6,400,463)

	1,200,764	(185,188)

Class II Shares
Proceeds from shares issued	3,498,407	7,795,254
Dividends reinvested	1,107,844	299,997
Cost of shares redeemed	(836,954)	(2,317,336)

	3,769,297	5,777,915

Class III Shares
Proceeds from shares issued	2,974,187	8,789,593
Dividends reinvested	2,532,027	1,881,507
Cost of shares redeemed	(5,377,244)	(33,809,808)

	128,970	(23,138,708)

Change in net assets from capital transactions	$5,099,031	$(17,545,981)

SHARE TRANSACTIONS:
Class I Shares
Issued	231,375	563,139
Reinvested	54,519	24,253
Redeemed	(180,261)	(613,428)

	105,633	(26,036)

Class II Shares
Issued	306,949	734,900
Reinvested	103,634	28,516
Redeemed	(73,871)	(227,455)

	336,712	535,961

Class III Shares
Issued	261,245	810,698
Reinvested	235,100	178,838
Redeemed	(471,173)	(3,226,633)

	25,172	(2,237,097)

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT U.S. Growth Leaders Fund

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2002(c)	$8.64	(0.02)	0.01	(1.07)	(1.08)	—	—	$7.56	(12.50%	)(f)	$476	1.16%	(g)	(0.56%	)(g)	(h	)	(h	)	754.41%
Year Ended December 31, 2003	$7.56	(0.02)	0.01	3.95	3.94	(0.76)	(0.76)	$10.74	52.14%		$6,199	1.19%		(0.50%	)	(h	)	(h	)	580.71%
Year Ended December 31, 2004	$10.74	(0.08)	—	1.36	1.28	(0.46)	(0.46)	$11.56	12.41%		$6,369	1.29%		(0.77%	)	(h	)	(h	)	520.00%
Six Months Ended June 30, 2005 (Unaudited)	$11.56	(0.01)	—	0.24	0.23	(0.97)	(0.97)	$10.82	2.05%	(f)	$7,102	1.18%	(g)	(0.28%	)(g)	(h	)	(h	)	242.14%

Class II Shares
Period Ended December 31, 2003(d)	$8.17	(0.02)	0.01	3.36	3.35	(0.76)	(0.76)	$10.76	41.02%	(f)	$4,101	1.43%	(g)	(0.66%	)(g)	(h	)	(h	)	580.71%
Year Ended December 31, 2004	$10.76	(0.08)	—	1.33	1.25	(0.46)	(0.46)	$11.55	12.10%		$10,593	1.53%		(1.03%	)	(h	)	(h	)	520.00%
Six Months Ended June 30, 2005 (Unaudited)	$11.55	(0.02)	—	0.23	0.21	(0.97)	(0.97)	$10.79	1.87%	(f)	$13,531	1.43%	(g)	(0.51%	)(g)	(h	)	(h	)	242.14%

Class III Shares
Period Ended December 31, 2001(e)	$10.00	—	—	(0.08)	(0.08)	—	—	$9.92	(0.80%	)(f)	$2,976	1.25%	(g)	(0.40%	)(g)	7.56%	(g)	(6.71%	)(g)	9.71%
Year Ended December 31, 2002	$9.92	(0.05)	0.01	(2.30)	(2.34)	—	—	$7.58	(23.59%	)	$6,501	1.10%		(0.64%	)	(h	)	(h	)	754.41%
Year Ended December 31, 2003	$7.58	(0.03)	0.01	3.99	3.97	(0.76)	(0.76)	$10.79	52.39%		$54,959	1.19%		(0.50%	)	(h	)	(h	)	580.71%
Year Ended December 31, 2004	$10.79	(0.11)	—	1.40	1.29	(0.46)	(0.46)	$11.62	12.45%		$33,158	1.29%		(0.77%	)	(h	)	(h	)	520.00%
Six Months Ended June 30, 2005 (Unaudited)	$11.62	(0.01)	—	0.23	0.22	(0.97)	(0.97)	$10.87	1.95%	(f)	$31,310	1.18%	(g)	(0.27%	)(g)	(h	)	(h	)	242.14%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from June 3, 2002 (commencement of operations) through December 31, 2002.

(d)	For the period from March 21, 2003 (commencement of operations) through December 31, 2003.

(e)	For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $9.92 per share.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, was subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT U.S. Growth Leaders Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)
least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Commercial Paper	MacQuarie Bank Ltd.	$499,368	3.25%	07/01/05
Repurchase Agreements	Nomura Securities	1,295,832	3.48%	07/01/05

As of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$1,759,085	$1,795,200

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$274,938	$2,357,938	$(245,777)	$2,112,162

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF a base investment advisory fee that can vary depending on the Fund’s performance relative to its benchmark, the S&P 500 Index, as follows:

Fee Schedule*	Fees
Up to $500 million	0.90%
$500 million up to $2 billion	0.80%
$2 billion or more	0.75%

*	The US Growth Leaders Fund pays GMF a base management fee (as shown above) which may be adjusted upward or downward depending on the Fund’s performance relative to its benchmark, the S&P 500 Index for the US Growth Leaders Fund. Thus, if the Fund outperforms its benchmark by 12% or more over a 36 month period, the Fund will pay higher management fees. Conversely, if the Fund underperforms its benchmark by 12% or more over a 36 month period, the Fund will pay lower management fees. No adjustment will take place if the under or overperformance is less than 12% and GMF will receive the applicable base fee. The base rate and the performance rate are applied separately. The base rate (as may be reduced by any applicable base advisory fee breakpoints) is applied to the Fund’s average net assets over the current quarter, while the performance adjustment percentage is applied to the Fund’s average net assets over the rolling 36-month performance period. The corresponding dollar values are then added to arrive at the overall GMF advisory fee for the current period. The base fee is either increased or decreased by the following amounts at each breakpoint:

Fee Schedule	Fee Adjustment
Up to $500 million	+/- 0.22%
$500 million up to $2 billion	+/- 0.18%
$2 billion or more	+/- 0.16%

On September 21, 2004, the Enforcement Staff of the Commission’s Fort Worth District Office (the “Staff”) contacted Gartmore Mutual Fund Capital Trust (the “Adviser”), the investment adviser to the U.S. Growth Leaders Fund (the “Fund”), a series of Gartmore Variable Insurance Trust (“GVIT”). The Staff asserted that the methodology used to calculate the performance fee for the Fund did not comply with the requirements of Rule 205-2 under the Investment Advisers Act of 1940 (the “Advisers Act”). The Adviser agreed temporarily to forego the collection of any performance fees pending an evaluation of the Staff’s assertion. Discussions with the Staff are ongoing, and the outcome of those discussions will determine the remedial steps, if any, to be taken.

GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 1.15% for all classes until at least May 1, 2006.

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2005, there were no cumulative potential reimbursements for all classes of shares of the Fund, based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (”BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $116,188,397 and sales of $115,475,823.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities,

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1: Election of a Board of Trustees of Gartmore Variable Insurance Trust
Charles E. Allen:
FOR	2,797,230,318.955 shares		(96.078%)
WITHHOLD	114,195,693.660 shares		(3.922%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares		(96.040%)
WITHHOLD	115,290,033.056 shares		(3.960%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares		(96.004%)
WITHHOLD	116,330,067.219 shares		(3.996%)

TOTAL	2,912,726,012.615 shares	(100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares		(96.077%)
WITHHOLD	114,218,965.699 shares		(3.923%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares		(96.021%)
WITHHOLD	115,838,988.621 shares		(3.979%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares		(95.836%)
WITHHOLD	121,234,292.112 shares		(4.164%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares		(95.937%)
WITHHOLD	118,486,163.757 shares		(4.070%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares		(96.089%)
WITHHOLD	113,868,608.167 shares		(3.911%)

TOTAL	2,912,726,012.615 shares	(100.000%)

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares	(96.046%)
WITHHOLD	115,119,885.961 shares	(3.954%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares	(95.821%)
WITHHOLD	121,670,292.528 shares	(4.179%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares	(96.106%)
WITHHOLD	113,360,238.240 shares	(3.894%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares	(96.085%)
WITHHOLD	113,973,395.921 shares	(3.915%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares	(96.061%)
WITHHOLD	114,687,557.885 shares	(3.939%)

TOTAL	2,912,726,012.615 shares	(100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares	(95.994%)
WITHHOLD	116,641,260.368 shares	(4.006%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Proposal 2: Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust
FOR	2,561,003,822.546 shares	(87.964%)
AGAINST	103,593,261.010 shares	(3.558%)
ABSTAIN	246,828,929.059 shares	(8.478%)

TOTAL	2,912,726,012.615 shares	(100.000%)

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)3,, Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company3.	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President—Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

Gartmore GVIT Global Utilities Fund

SemiannualReport

| June 30, 2005

Contents

6	Statement of Investments

9	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in New Assets

12	Financial Highlights

13	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Global Utilities Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Global Utilities Fund returned 3.09% (Class I at NAV) versus -1.36% for its blended benchmark, which consists of 60% Morgan Stanley Capital International (MSCI) World Telecommunication Services IndexSM and 40% MSCI World Utilities IndexSM.

Led by power utilities, global utilities performed well during the reporting period. A key factor contributing to the Fund’s outperformance versus the benchmark was a large overweighting in a number of the oil- and gas-related stocks of companies that supply the power utility industry. Also helping Fund returns from an industry standpoint were overweightings in independent power producers and water utilities, along with favorable stock selection in electric utilities. Looking at country allocations, stock selection in the United States, the United Kingdom and Italy was especially helpful, together with an overweighting in Finland. Conversely, stock selection in Belgium was the primary drawback relative to the benchmark.

Among individual Fund holdings, EOG Resources, Inc., an oil and natural gas producer based in Houston, was a top contributor. In April, the company reported stronger-than-expected profits and reaffirmed its previously stated 13.5% production growth target for 2005. Other energy holdings making meaningful contributions to Fund performance were ConocoPhillips, Canada’s Suncor Energy Inc. and Sunoco, Inc. In the utility segment, Finnish power producer Fortum OYJ turned in a strong performance; the company was able to raise its prices while benefiting from stable production costs because of its hydroelectric production facilities. Water utility Northumbrian Water Group plc posted strong first-quarter earnings following favorable regulatory developments in December 2004. All of the previously mentioned contributors, except Fortum OYJ, were stocks not held by the benchmark index.

Many of the Fund’s biggest detractors were on the telecommunications side of the portfolio. For example, the stock of Belgian telecommunications services provider Belgacom SA weakened in May after the company scaled back revenue growth projections for its wireless unit due to competitive pressures. Another service provider in the telecommunications area, France Telecom SA, performed poorly during the reporting period despite announcing a proposed doubling of its dividend and making progress in its plans to cut costs and streamline its service plans.

We continue to believe that the global utilities space offers attractive opportunities. However, the mix of the Fund’s holdings could change as we try to find stocks with the most attractive valuations and strongest growth prospects. For example, we already have reduced our energy-related holdings to some extent and may do so further as the year progresses. Conversely, we have increased the Fund’s weighting in telecommunications stocks, with a primary focus on Europe, where wireline competition is less intense than in the United States and where fewer customers substitute wireless for wireline service.

Overall, we like the utilities sector’s combination of attractive dividend yields plus earnings growth prospects, with industry consolidation another factor likely to have a net positive effect on share prices in the sector for the near term.

Portfolio Manager: Ben Walker

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Morgan Stanley Capital International (MSCI) World Utilities IndexSM: An unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the utilities sector, which includes industry groups such as electric, gas, multi-utilities, and unregulated power and water.

Morgan Stanley Capital International (MSCI) World Telecommunication Services IndexSM: An unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global utilities sector.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison

1

Gartmore GVIT Global Utilities Fund

purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Global Utilities Fund

Average Annual Total Return1

(For Periods Ended June 30, 2005)

	Six Months*	1 Yr.	Inception[2]
Class I3	3.09%	27.11%	6.54%
Class II3	3.04%	26.81%	6.34%
Class III[4]	3.09%	27.05%	6.57%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on December 28, 2001.
3	These returns until the creation of the Class I shares (May 10, 2002) and Class II shares (March 28, 2003) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I and Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.
4	For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class III shares of the Gartmore GVIT Global Utilities Fund, Morgan Stanley Capital International (MSCI) World Telecommunication Services IndexSM(MSCI World Telecommunication Services )(a),Morgan Stanley Capital International World Utilities Index (MSCI World Utilities)(b), the Gartmore GVIT Global Utilities Composite Index (Composite)(c) and the Consumer Price Index (CPI)(d) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	MSCI World Telecommunication Services is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global utilities sector.
(b)	MSCI World Utilities is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the utilities sector, which includes industry groups such as electric, gas, multi-utilities, and unregulated power and water.
(c)	The Composite is a combination of MSCI World Telecom (60%) and MSCI World Utilities (40%).
(d)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Global Utilities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Global Utilities Fund
Class I	Actual	$1,000	$1,031	$5.44	1.08%
	Hypothetical[1]	$1,000	$1,020	$5.42	1.08%
Class II	Actual	$1,000	$1,030	$6.70	1.33%
	Hypothetical[1]	$1,000	$1,018	$6.68	1.33%
Class III	Actual	$1,000	$1,031	$5.39	1.07%
	Hypothetical[1]	$1,000	$1,020	$5.37	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	Gartmore GVIT Global Utilities Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	99.3%
Other assets in excess of liabilities	0.7%

100.0%

Top Industries
Telecommunications	33.4%
Gas & Electric Utility	23.8%
Electric Utility	18.4%
Oil & Gas Utility	12.3%
Water Utility	7.7%
Gas Utility	1.8%
Oil & Gas	1.4%
Building & Construction	0.5%
Other Industries	0.7%

100.0%

Top Holdings
Verizon Communications, Inc.	5.8%
Vodafone Group PLC	5.4%
SBC Communications, Inc.	4.6%
Exelon Corp.	3.2%
E. ON AG	3.0%
BellSouth Corp.	3.0%
TXU Corp.	2.6%
Fortum Oyj	2.6%
Scottish Power PLC	2.6%
Sprint Corp.	2.5%
Other Holdings	64.7%

100.0%

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL UTILITIES FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (99.3%)
BELGIUM (0.8%)
Electric Utility (0.6%)
Elia System Operator SA/NV (b)	8,370	$287,782

Telecommunications (0.2%)
Mobistar SA (c)	810	67,676

		355,458

CANADA (1.9%)
Oil & Gas Utility (1.6%)
Suncor Energy, Inc.	16,000	756,629

Telecommunications (0.3%)
BCE, Inc.	5,093	120,589

		877,218

DENMARK (0.4%)
Telecommunications (0.4%)
TDC (c)	4,270	182,834

FINLAND (3.4%)
Oil & Gas Utility (3.4%)
Fortum Oyj (c)	73,735	1,182,796
Neste Oil Oyj (b)	12,853	332,995

		1,515,791

FRANCE (4.0%)
Building & Construction (0.5%)
Bouygues SA (c)	5,070	209,675

Telecommunications (1.4%)
France Telecom SA (c)	21,782	634,163

Water Utility (2.1%)
Suez SA (c)	35,000	946,450

		1,790,288

GERMANY (6.3%)
Gas & Electric Utility (5.3%)
E. ON AG (c)	15,000	1,332,151
Rwe AG (c)	16,562	1,064,380

		2,396,531

Telecommunications (1.0%)
Deutsche Telekom AG (c)	24,787	456,869

		2,853,400

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
GREECE (1.9%)
Electric Utility (0.2%)
Public Power Corp. (c)	3,040	$75,788

Telecommunications (1.7%)
Hellenic Telecommunications Organization SA (OTE) (b) (c)	34,019	659,259
Tim Hellas Telecommunications SA ADR	7,046	133,663

		792,922

		868,710

HONG KONG (0.2%)
Electric Utility (0.2%)
CLP Holdings Ltd. (c)	12,000	68,763

ITALY (2.9%)
Electric Utility (1.4%)
Enel SpA (c)	74,000	646,045

Oil & Gas (1.4%)
Eni SpA (c)	21,670	557,034
Snam Rete Gas SpA (c)	14,885	79,589

		636,623

Telecommunications (0.1%)
Telecom Italia SpA (c)	7,519	23,457

		1,306,125

JAPAN (5.3%)
Electric Utility (2.1%)
Chubu Electric Power Co., Inc. (c)	8,600	206,146
Kansai Electric Power Co., Inc. (c)	7,400	148,638
Kyushu Electric Power Co., Inc. (c)	6,000	130,315
Tohoku Electric Power Co., Inc. (c)	5,600	119,345
Tokyo Electric Power Co., Inc. (c)	14,000	333,562

		938,006

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL UTILITIES FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
JAPAN (continued)
Gas Utility (0.5%)
Osaka Gas Co. Ltd. (c)	34,000	$106,849
Tokyo Gas Co. Ltd. (c)	26,000	97,120

		203,969

Telecommunications (2.7%)
Nippon Telegraph & Telephone Corp. (c)	126	538,917
NTT DoCoMo, Inc. (c)	470	692,662

		1,231,579

		2,373,554

LUXEMBURG (0.4%)
Oil & Gas Utility (0.4%)
Stolt Offshore SA (b) (c)	22,310	202,362

NORWAY (1.4%)
Oil & Gas Utility (1.4%)
Statoil ASA (c)	30,000	610,853

SINGAPORE (0.6%)
Telecommunications (0.6%)
Singapore Telecommunications Ltd. (b) (c)	161,114	264,204

SOUTH AFRICA (0.5%)
Oil & Gas Utility (0.5%)
Sasol Ltd. (c)	8,700	235,086

SPAIN (3.5%)
Electric Utility (1.0%)
Iberdrola SA (c)	16,880	444,699

Gas & Electric Utility (1.5%)
Endesa SA (c)	21,530	500,663
Union Fenosa SA (c)	6,654	202,570

		703,233

Telecommunications (1.0%)
Telefonica SA (c)	27,193	443,794

		1,591,726

UNITED KINGDOM (17.4%)
Electric Utility (6.4%)
International Power PLC (c)	250,000	921,036

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
National Grid Transco PLC (c)	59,302	$573,395
Scottish & Southern Energy PLC (c)	12,082	218,731
Scottish Power PLC (c)	129,702	1,151,334

		2,864,496

Telecommunications (5.4%)
Vodafone Group PLC (c)	1,000,000	2,432,260

Water Utility (5.6%)
AWG PLC (c)	42,451	729,485
Northumbrian Water Group PLC (c)	179,478	721,139
Pennon Group PLC (c)	38,199	711,429
United Utilities PLC (c)	6,800	80,236
United Utilities PLC, Class A (c)	47,490	280,018

		2,522,307

		7,819,063

UNITED STATES (48.4%)
Electric Utility (6.5%)
Dominion Resources, Inc.	5,743	421,479
Dpl, Inc.	28,540	783,423
Edison International	20,566	833,951
PPL Corp.	14,407	855,488
Southern Co. (The)	1,179	40,876

		2,935,217

Gas & Electric Utility (17.0%)
Centerpoint Energy, Inc.	65,370	863,537
Duke Energy Corp.	18,987	564,484
Energy East Corp	19,870	575,833
Exelon Corp.	28,435	1,459,568
FirstEnergy Corp.	15,960	767,836
NiSource, Inc.	25,600	633,088
PG&E Corp.	19,340	726,024
SCANA Corp.	10,280	439,059
TXU Corp.	14,285	1,186,940
Wisconsin Energy Corp.	11,700	456,300

		7,672,669

Gas Utility (1.3%)
The Williams Companies, Inc.	30,000	570,000

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL UTILITIES FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Oil & Gas Utility (5.0%)
Burlington Resources, Inc.	12,000	$662,880
ConocoPhillips	11,686	671,828
EOG Resources, Inc.	4,489	254,975
Valero Energy Corp.	8,600	680,346

		2,270,029

Telecommunications (18.6%)
AT&T Corp.	4,977	94,762
BellSouth Corp.	49,964	1,327,543
Nextel Communications, Inc., Class A (b)	34,964	1,129,687
SBC Communications, Inc.	87,203	2,071,071
Sprint Corp.	45,230	1,134,821

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Verizon Communications, Inc.	76,070	$2,628,218

		8,386,102

		21,834,017

Total Common Stocks		44,749,452

Total Investments (Cost $43,157,903) (a) — 99.3%		44,749,452
Other assets in excess of liabilities — 0.7%		297,697

NET ASSETS — 100.0%		$45,047,149

(a)	See notes to Statement of Investments for tax unrealized (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Value Security

At June 30, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
British Pound	07/05/05	$(763,457)	$(763,296)	$161
Euro	07/05/05	(286,987)	(287,503)	(516)
Total Short Contracts		$(1,050,444)	$(1,050,799)	$(355)

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
US Dollar	07/05/05	$1,050,444	$1,050,444	$0
Total Long Contracts		$(1,050,444)	$1,050,444	$0

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL UTILITIES FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $43,157,903)	$44,749,452

Interest and dividends receivable	121,988
Receivable for investments sold	2,054,251
Unrealized appreciation on forward foreign currency contracts	161
Reclaims receivable	40,107
Prepaid expenses and other assets	4,702

Total Assets	46,970,661

Liabilities:
Payable to custodian	550,511
Payable to foreign currencies, at value (cost $46,116)	45,706
Payable for investments purchased	1,291,748
Unrealized depreciation on forward foreign currency contracts	516
Accrued expenses and other payables:
Investment advisory fees	29,000
Fund administration and transfer agent fees	1,080
Distribution fees	195
Administrative servicing fees	4,306
Other	450

Total Liabilities	1,923,512

Net Assets	$45,047,149

Represented by:
Capital	$40,417,201
Accumulated net investment income (loss)	265,451
Accumulated net realized gains (losses) from investment and foreign currency transactions	2,775,234
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,589,263

Net Assets	$45,047,149

Net Assets:
Class I Shares	$5,333,530
Class II Shares	961,489
Class III Shares	38,752,130

Total	$45,047,149

Shares outstanding (unlimited number of shares authorized):
Class I Shares	477,988
Class II Shares	85,957
Class III Shares	3,465,066

Total	4,029,011

Net asset value and offering price per share:*
Class I Shares	$11.16
Class II Shares	$11.19
Class III Shares	$11.18

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$9,446
Dividend income (net of foreign withholding tax of $86,039)	798,134

Total Income	807,580

Expenses:
Investment advisory fees	160,908
Fund administration and transfer agent fees	19,376
Distribution fees Class II Shares	1,241
Administrative servicing fees Class I Shares	3,235
Administrative servicing fees Class II Shares	722
Administrative servicing fees Class III Shares	21,901
Other**	8,738

Total Expenses	216,121

Net Investment Income (Loss)	591,459

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	2,882,680
Net realized gains (losses) on foreign currency transactions	6,679

Net realized gains (losses) on investment and foreign currency transactions	2,889,359
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,180,261)

Net realized/unrealized gains (losses) on investments and foreign currencies	709,098

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,300,557

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL UTILITIES FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$591,459	$311,174
Net realized gains (losses) on investment and foreign currency transactions	2,889,359	3,623,572
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,180,261)	2,431,310

Change in net assets resulting from operations	1,300,557	6,366,056

Distributions to Class I shareholders from:
Net investment income	(38,862)	(35,204)
Net realized gains on investments	(161,171)	(195,255)
Distributions to Class II shareholders from:
Net investment income	(6,227)	(10,770)
Net realized gains on investments	(29,377)	(44,745)
Distributions to Class III shareholders from:
Net investment income	(289,510)	(249,205)
Net realized gains on investments	(1,186,768)	(1,318,457)

Change in net assets from shareholder distributions	(1,711,915)	(1,853,636)

Change in net assets from capital transactions	8,233,047	23,464,032

Change in net assets	7,821,689	27,976,452
Net Assets:
Beginning of period	37,225,460	9,249,008

End of period	$45,047,149	$37,225,460

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,041,094	$4,019,864
Dividends reinvested	200,033	230,459
Cost of shares redeemed	(1,544,453)	(1,096,781)

	696,674	3,153,542

Class II Shares
Proceeds from shares issued	95	387,374
Dividends reinvested	35,604	55,513
Cost of shares redeemed	(135,410)	(680,957)

	(99,711)	(238,070)

Class III Shares
Proceeds from shares issued	10,427,586	22,718,673
Dividends reinvested	1,476,278	1,567,660
Cost of shares redeemed	(4,267,780)	(3,737,773)

	7,636,084	20,548,560

Change in net assets from capital transactions	$8,233,047	$23,464,032

10

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL UTILITIES FUND

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	180,460	384,984
Reinvested	18,106	20,666
Redeemed	(136,277)	(110,400)

	62,289	295,250

Class II Shares
Issued	—	41,123
Reinvested	3,214	5,018
Redeemed	(11,964)	(70,325)

	(8,750)	(24,184)

Class III Shares
Issued	918,711	2,253,756
Reinvested	133,258	140,330
Redeemed	(377,427)	(371,975)

	674,542	2,022,111

See notes to financial statements.

11

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Global Utilities Fund

		Investment Activities				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2002(c)	$8.38	0.08	0.01	(0.96)	(0.87)	(0.09)	—	(0.09)	$7.42	(10.36%	)(f)	$169	1.20%	(g)	1.83%	(g)	(h	)	(h	)	153.83%
Year Ended December 31, 2003	$7.42	0.06	0.01	1.71	1.78	(0.04)	—	(0.04)	$9.16	24.05%		$1,104	1.11%		1.28%		(h	)	(h	)	116.62%
Year Ended December 31, 2004	$9.16	0.13	—	2.60	2.73	(0.13)	(0.50)	(0.63)	$11.26	29.97%		$4,679	1.08%		1.78%		(h	)	(h	)	358.63%
Six Months Ended June 30, 2005 (Unaudited)	$11.26	0.15	—	0.19	0.34	(0.09)	(0.35)	(0.44)	$11.16	3.09%	(f)	$5,334	1.08%	(g)	2.93%	(g)	(h	)	(h	)	126.58%

Class II Shares
Period Ended December 31, 2003(d)	$7.08	0.03	0.01	2.09	2.13	(0.03)	—	(0.03)	$9.18	30.16%	(f)	$1,092	1.36%	(g)	0.76%	(g)	(h	)	(h	)	116.62%
Year Ended December 31, 2004	$9.18	0.18	—	2.53	2.71	(0.11)	(0.50)	(0.61)	$11.28	29.56%		$1,069	1.33%		1.58%		(h	)	(h	)	358.63%
Six Months Ended June 30, 2005 (Unaudited)	$11.28	0.15	—	0.18	0.33	(0.07)	(0.35)	(0.42)	$11.19	3.04%	(f)	$961	1.33%	(g)	2.53%	(g)	(h	)	(h	)	126.58%

Class III Shares
Period Ended December 31, 2001(e)	$10.00	—	—	0.01	0.01	—	—	—	$10.01	0.10%	(f)	$3,002	1.15%	(g)	(0.12%	)(g)	8.45%	(g)	(7.42%	)(g)	0.00%
Year Ended December 31, 2002	$10.01	0.12	0.01	(2.62)	(2.49)	(0.09)	—	(0.09)	$7.43	(24.85%	)	$3,571	1.10%		1.79%		1.11%		1.78%		153.83%
Year Ended December 31, 2003	$7.43	0.10	0.01	1.68	1.79	(0.04)	—	(0.04)	$9.18	24.17%		$7,054	1.04%		1.39%		(h	)	(h	)	116.62%
Year Ended December 31, 2004	$9.18	0.14	—	2.60	2.74	(0.14)	(0.50)	(0.64)	$11.28	29.95%		$31,478	1.05%		1.73%		(h	)	(h	)	358.63%
Six Months Ended June 30, 2005 (Unaudited)	$11.28	0.16	—	0.18	0.34	(0.09)	(0.35)	(0.44)	$11.18	3.09%	(f)	$38,752	1.07%	(g)	2.95%	(g)	(h	)	(h	)	126.58%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from May 10, 2002 (commencement of operations) through December 31, 2002.

(d)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(e)	For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.01 per share.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See notes to financial statements.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Global Utilities Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC-acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$439,478	$1,848,071	$(696,000)	$1,152,071

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Global Asset Management Trust (“GGAMT”) manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GGAMT provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GGAMT advises. Gartmore Global Partners (the “subadviser”), an affiliate of GGAMT, manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GGAMT an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GGAMT pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GGAMT and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $500 million	0.80%	0.40%	0.40%
$500 million up to $2 billion	0.75%	0.35%	0.40%
Over $2 billion	0.70%	0.30%	0.40%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $57,109,447 and sales of $51,755,501.

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1: Election of a Board of Trustees of Gartmore Variable Insurance Trust
Charles E. Allen:
FOR	2,797,230,318.955 shares	(96.078%)
WITHHOLD	114,195,693.660 shares	(3.922%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares	(96.040%)
WITHHOLD	115,290,033.056 shares	(3.960%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares	(96.004%)
WITHHOLD	116,330,067.219 shares	(3.996%)

TOTAL	2,912,726,012.615 shares	(100.000%)

19

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

C. Brent DeVore:
FOR	2,797,207,046.916 shares	(96.077%)
WITHHOLD	114,218,965.699 shares	(3.923%)

TOTAL	2,912,726,012.615 shares	(100.000%)
Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares	(96.021%)
WITHHOLD	115,838,988.621 shares	(3.979%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares	(95.836%)
WITHHOLD	121,234,292.112 shares	(4.164%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares	(95.937%)
WITHHOLD	118,486,163.757 shares	(4.070%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares	(96.089%)
WITHHOLD	113,868,608.167 shares	(3.911%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares	(96.046%)
WITHHOLD	115,119,885.961 shares	(3.954%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares	(95.821%)
WITHHOLD	121,670,292.528 shares	(4.179%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares	(96.106%)
WITHHOLD	113,360,238.240 shares	(3.894%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares	(96.085%)
WITHHOLD	113,973,395.921 shares	(3.915%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares	(96.061%)
WITHHOLD	114,687,557.885 shares	(3.939%)

TOTAL	2,912,726,012.615 shares	(100.000%)

20

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005 (Unaudited)

David C. Wetmore:
FOR	2,794,784,752.247 shares	(95.994%)
WITHHOLD	116,641,260.368 shares	(4.006%)

TOTAL	2,912,726,012.615 shares	(100.000%)

Proposal 2: Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust
FOR	2,561,003,822.546 shares	(87.964%)
AGAINST	103,593,261.010 shares	(3.558%)
ABSTAIN	246,828,929.059 shares	(8.478%)

TOTAL	2,912,726,012.615 shares	(100.000%)

8. Subsequent Event

On July 29, 2005, the Trust filed a Post-Effective Amendment to its Registration Statement on Form N-1A to change the structure of the Fund’s investment advisory fee and sub-advisory fee from the current asset-based fee structure to a performance based fee structure on or about October 1, 2005. On that date, or, if later, upon SEC effectiveness, the Fund will immediately lower its base advisory fee by 0.10% at each breakpoint. Beginning one year after implementation of the new performance fee structure, the Fund’s base advisory fee may be adjusted proportionately upward or downward if the Fund outperforms or uderperforms its stated benchmark by the following amounts:

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage points	+/- 0.04%
+/- 3 percentage points	+/- 0.06%
+/- 4 percentage points	+/- 0.08%
+/- 5 percentage points	+/- 0.10%

The prospectus describing the above Fund will be supplemented upon the effectiveness of the Post-Effective Amendment to the Trust’s Registration Statement. Please refer to the prospectus, as supplemented by a notice you will receive after the effectiveness of the Post-Effective Amendment, for further information about this new fee structure.

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc. , Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)3,, Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company3.	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President— Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

25

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26

Gartmore GVIT Global Financial Services Fund

SemiannualReport

| June 30, 2005

Contents

6	Statement of Investments

8	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in New Assets

11	Financial Highlights

12	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Global Financial Services Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Global Financial Services Fund returned -2.87% (Class I at NAV), versus -2.08% for its benchmark, the Morgan Stanley Capital International (MSCI) World Financials Index(sm).

Financial services stocks marginally underperformed the broader market, which was essentially flat during the period. Compared with its benchmark, the Fund was hurt by unfavorable stock selection and an underweighting in the real estate group. Our view was that real estate stocks were expensive and, with short-term interest rates on the rise, we thought that long-term rates would shortly follow suit, thereby causing a slowdown in homebuilding and related industries. However, long-term rates actually fell during the period, enabling real estate stocks in the Index to collectively post a modest gain, and making real estate one of the benchmark’s better-performing subsectors. The Fund’s results also were hampered by the Fund’s position in a Hong Kong real estate stock, Hang Lung Group Ltd., that underperformed its counterpart in the Index.

Elsewhere, stocks that detracted from the Fund’s performance included Investors Financial Services Corp., a provider of back-office services to asset management companies. Despite the company’s first-quarter earnings gain of 12%, its stock slumped badly in April, as investors expected even better results. Meanwhile, the share price of Mitsubishi Tokyo Financial Group, Inc., Japan’s second-largest bank, sustained a double-digit loss amid investor doubts about a proposed merger with rival UFJ Holdings, Inc. The merger was approved by shareholders near the end of the reporting period and is scheduled to take effect Oct. 1, 2005.

Counterbalancing these detractors to Fund performance extent was favorable stock selection in the insurance industry. The strongest contributor in the group was The Allstate Corp., which was aided by news of better-than-expected first-quarter earnings. Allstate also reaffirmed its earnings targets for all of 2005. In the thrifts and mortgage finance area, the Fund benefited from its holdings in Countrywide Financial Corp., which was helped by low long-term interest rates, and the resulting strong demand for mortgages and home equity loans. Capital market Fund holding American Capital Strategies, Ltd. was another strong performer, as the company continued to execute its business model effectively.

The U.S. economy appears to be doing moderately well and is even providing some positive surprises. Reasonably healthy economic growth, together with recent strength in the U.S. dollar, is likely to prompt us to maintain the Fund’s overweighting in U.S. stocks. The situation in the United Kingdom and in Europe is less appealing. In particular, recently we have seen a distinct deterioration in U.K. credit conditions, and Europe could be ready to follow suit. As a result, we are inclined to limit the Fund’s exposure in those regions to larger, more defensive stocks that might offer better protection if conditions worsen. We continue to favor capital market stocks, because we believe that merger and acquisition activity could proceed at a healthy pace, barring any unforeseen drag on economic growth, especially in the United States.

PORTFOLIO MANAGER: Douglas Burtnick, CFA and Stuart Quint, CFA, equity research analyst

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Morgan Stanley Capital International (MSCI) World Financials IndexSM: An unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global financial services sector.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

1

Gartmore GVIT Global Financial Services Fund (continued)

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Global Financial Services Fund

Average Annual Total Return1

(For Periods Ended June 30, 2005)

	Six months*	One year	Inception[2]
Class I3	-2.87%	12.25%	11.69%
Class II3	-2.99%	11.99%	11.42%
Class III[4]	-2.93%	12.29%	11.70%
*	Not Annualized.
1	Not subject to any sales charges.
2	Fund commenced operations on December 28, 2001.
3	These returns until the creation of the Class I shares (May 10, 2002) and Class II shares (March 28, 2003) are based on the performance of the Class shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I and Class shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.
4	For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class III shares of the Gartmore GVIT Global Financial Services Fund, Morgan Stanley Capital International World Financials Index (MSCI World Financials)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The MSCI World Financials is an an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global financial services sector.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Global Financial Services Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Global Financial Services Fund
Class I	Actual	$1,000	$971	$6.40	1.31%
	Hypothetical[1]	$1,000	$1,019	$6.58	1.31%
Class II	Actual	$1,000	$970	$7.62	1.56%
	Hypothetical[1]	$1,000	$1,017	$7.83	1.56%
Class III	Actual	$1,000	$971	$6.21	1.27%
	Hypothetical[1]	$1,000	$1,019	$6.38	1.27%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

(June 30, 2005)	Gartmore GVIT Global Financial Services Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	98.2%
Cash Equivalents	1.8%

100.0%

Top Holdings*
Bank of America Corp.	4.8%
Citigroup, Inc.	4.0%
UBS AG	3.6%
Wells Fargo & Co.	3.2%
HSBC Holdings PLC	2.9%
American Express Co.	2.8%
Bank of Ireland	2.8%
Capital One Financial Corp.	2.6%
Banco Santander Central Hispano SA	2.6%
Royal Bank of Scotland Group PLC	2.6%
Other Holdings	68.1%

100.0%

Top Industries
Financial Services	42.6%
Banking	41.6%
Insurance	12.7%
Real Estate Investment Trusts	1.3%
Other Industries	1.8%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (98.2%)
AUSTRALIA (2.9%)
Banking (2.9%)
Australia & New Zealand Banking Group Ltd. (c)	20,400	$336,790
National Australia Bank Ltd. (c)	9,180	214,461

		551,251

AUSTRIA (0.8%)
Banking (0.8%)
Bank Austria Creditanstalt (c)	1,532	159,453

BELGIUM (2.2%)
Financial Services (2.2%)
Fortis NV (c)	15,400	426,169

CANADA (0.8%)
Financial Services (0.8%)
Manulife Financial Corp.	3,100	148,090

FRANCE (3.5%)
Banking (2.5%)
BNP Paribas SA (c)	7,070	483,080

Insurance (1.0%)
Axa (c)	7,790	194,030

		677,110

GERMANY (1.8%)
Financial Services (1.8%)
Hypo Real Estate Holding AG (c)	8,890	336,808

HONG KONG (1.0%)
Financial Services (1.0%)
Hang Lung Group Ltd. (c)	110,360	195,465

IRELAND (2.8%)
Banking (2.8%)
Bank of Ireland (c)	33,100	533,712

ITALY (1.4%)
Banking (1.4%)
UniCredito Italiano SpA (c)	52,050	274,534

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
JAPAN (5.9%)
Financial Services (5.5%)
Mitsubishi Tokyo Financial Group, Inc. (c)	46	$387,867
Mizuho Financial Group, Inc. (c)	61	274,276
Orix Corp. (c)	1,700	253,912
Sumitomo Mitsui Financial Group, Inc. (c)	20	134,529

		1,050,584

Insurance (0.4%)
Millea Holdings, Inc. (c)	6	80,489

		1,131,073

PORTUGAL (1.8%)
Banking (1.8%)
Banco Commercial Portuguese SA (c)	136,960	350,848

SPAIN (3.6%)
Banking (3.6%)
Banco Popular Espanol SA (b) (c)	16,150	194,964
Banco Santander Central Hispano SA (c)	43,310	501,615

		696,579

SWITZERLAND (3.6%)
Financial Services (3.6%)
UBS AG (c)	8,820	687,564

UNITED KINGDOM (10.9%)
Banking (10.1%)
Barclays PLC (c)	40,370	400,323
HBOS PLC (c)	19,300	296,852
HSBC Holdings PLC (c)	34,540	549,500
Lloyds TSB Group PLC (c)	22,390	189,162
Royal Bank of Scotland Group PLC (c)	16,547	498,417

		1,934,254

Insurance (0.8%)
Royal & Sun Alliance Insurance Group PLC (c)	106,148	158,885

		2,093,139

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
UNITED STATES (55.2%)
Banking (15.7%)
Bank Of America Corp.	20,230	$922,689
Centerstate Banks of Florida, Inc.	2,320	75,702
Colonial BancGroup, Inc. (The)	13,930	307,296
Hudson City Bancorp, Inc. (b)	21,500	245,315
North Fork Bancorp, Inc.	7,080	198,877
Southwest Bancorp	3,000	61,440
Wachovia Corp.	4,570	226,672
Wells Fargo & Co.	10,080	620,725
Western Alliance Bancorp (b)	3,080	78,232
Zions Bancorp	3,810	280,149

		3,017,097

Financial Services (27.7%)
American Capital Strategies Ltd.	6,410	231,465
American Express Co.	10,030	533,897
Capital One Financial Corp.	6,290	503,263
Chicago Mercantile Exchange (The)	420	124,110
Citigroup, Inc.	16,720	772,965
Countrywide Financial Corp.	8,760	338,224
Franklin Resources, Inc.	5,190	399,526
Freddie Mac	3,060	199,604
Goldman Sachs Group, Inc.	4,600	469,292
Greenhill & Co., Inc.	3,260	132,063
Host Marriott Corp.	7,100	124,250
J.P. Morgan Chase & Co.	4,080	144,106
Jefferies Group, Inc.	3,150	119,354
Legg Mason, Inc.	1,250	130,138
Lehman Brothers Holding, Inc.	3,040	301,811
MBIA, Inc.	2,430	144,123
MBNA Corp.	5,500	143,880
Merrill Lynch & Co., Inc.	3,980	218,940
Raymond James Financial, Inc.	3,500	98,875
SLM Corp.	1,390	70,612
T. Rowe Price Group, Inc.	1,600	100,160

		5,300,658

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Insurance (10.5%)
Allstate Corp.	4,180	$249,755
American International Group, Inc.	7,970	463,057
Aspen Insurance Holdings Ltd.	3,550	97,838
Hartford Financial Services Group	3,430	256,495
PartnerRe Ltd.	5,080	327,255
Principal Financial Group, Inc.	4,800	201,120
St. Paul Travelers Cos.	6,720	265,642
U.S.I. Holdings Corp. (b)	11,740	151,211

		2,012,373

Real Estate Investment Trusts (1.3%)
KKR Financial Corp. (b)	5,990	149,750
ProLogis	2,290	92,150

		241,900

		10,572,028

Total Common Stocks		18,833,823

CASH EQUIVALENTS (1.8%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 3.34%, dated 06/30/05, due 07/01/05, repurchase price $354,809)	$354,776	354,776

Total Cash Equivalents		354,776

Total Investments (Cost $18,076,368) (a) — 100.0%		19,188,599
Liabilities in excess of other assets — 0.0%		(1,230)

NET ASSETS — 100.0%		$19,187,369

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $17,721,592)	$18,833,823
Repurchase agreements, at cost and value	354,776

Total Investments	19,188,599

Foreign currencies, at value (cost $3,327)	3,326
Interest and dividends receivable	46,324
Receivable for investments sold	193,304
Reclaims receivable	18,006
Prepaid expenses and other assets	3,602

Total Assets	19,453,161

Liabilities:
Payable to custodian	3,320
Payable for investments purchased	243,616
Accrued expenses and other payables:
Investment advisory fees	15,834
Fund administration and transfer agent fees	410
Distribution fees	339
Administrative servicing fees	1,664
Other	609

Total Liabilities	265,792

Net Assets	$19,187,369

Represented by:
Capital	$17,047,534
Accumulated net investment income (loss)	(105,470)
Accumulated net realized gains (losses) from investment and foreign currency transactions	1,133,313
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,111,992

Net Assets	$19,187,369

Net Assets:
Class I Shares	$3,178,505
Class II Shares	1,656,367
Class III Shares	14,352,497

Total	$19,187,369

Shares outstanding (unlimited number of shares authorized):
Class I Shares	264,838
Class II Shares	138,314
Class III Shares	1,195,726

Total	1,598,878

Net asset value and offering price per share:*
Class I Shares	$12.00
Class II Shares	$11.98
Class III Shares	$12.00

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$5,246
Dividend income (net of foreign withholding tax of $20,678)	366,793

Total Income	372,039

Expenses:
Investment advisory fees	108,591
Fund administration and transfer agent fees	12,116
Distribution fees Class II Shares	2,166
Administrative servicing fees Class I Shares	2,417
Administrative servicing fees Class II Shares	1,283
Administrative servicing fees Class III Shares	8,727
Other**	5,563

Total Expenses	140,863

Net Investment Income (Loss)	231,176

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	1,176,351
Net realized gains (losses) on foreign currency transactions	7,258

Net realized gains (losses) on investment and foreign currency transactions	1,183,609
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,190,896)

Net realized/unrealized gains (losses) on investments and foreign currencies	(1,007,287)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(776,111)

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$231,176	$298,833
Net realized gains (losses) on investment and foreign currency transactions	1,183,609	1,691,506
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,190,896)	1,816,307

Change in net assets resulting from operations	(776,111)	3,806,646

Distributions to Class I shareholders from:
Net investment income	(46,389)	(52,216)
Net realized gains on investments	(69,664)	(231,224)
Distributions to Class II shareholders from:
Net investment income	(22,722)	(23,093)
Net realized gains on investments	(36,176)	(113,086)
Distributions to Class III shareholders from:
Net investment income	(217,377)	(273,711)
Net realized gains on investments	(313,511)	(1,153,388)

Change in net assets from shareholder distributions	(705,839)	(1,846,718)

Change in net assets from capital transactions	(4,853,991)	7,894,969

Change in net assets	(6,335,941)	9,854,897
Net Assets:
Beginning of period	25,523,310	15,668,413

End of period	$19,187,369	$25,523,310

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$732,516	$2,552,458
Dividends reinvested	116,053	283,440
Cost of shares redeemed	(1,454,776)	(2,337,109)

	(606,207)	498,789

Class II Shares
Proceeds from shares issued	—	2,035,636
Dividends reinvested	58,923	136,178
Cost of shares redeemed	(164,708)	(1,333,003)

	(105,785)	838,811

Class III Shares
Proceeds from shares issued	1,327,973	15,215,307
Dividends reinvested	530,887	1,427,097
Cost of shares redeemed	(6,000,859)	(10,085,035)

	(4,141,999)	6,557,369

Change in net assets from capital transactions	$(4,853,991)	$7,894,969

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	59,235	211,272
Reinvested	9,692	22,515
Redeemed	(116,829)	(195,070)

	(47,902)	38,717

Class II Shares
Issued	—	169,047
Reinvested	4,931	10,850
Redeemed	(13,458)	(113,378)

	(8,527)	66,519

Class III Shares
Issued	106,964	1,253,232
Reinvested	44,328	113,503
Redeemed	(486,325)	(857,323)

	(335,033)	509,412

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Global Financial Services Fund

		Investment Activities				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2002(c)	$10.23	—	0.01	(1.27)	(1.26)	(0.01)	—	(0.01)	$8.96	(12.26%	)(f)	$218	1.37%	(g)	0.30%	(g)	(h	)	(h	)	211.21%
Year Ended December 31, 2003	$8.96	0.10	0.01	3.58	3.69	(0.05)	(1.21)	(1.26)	$11.39	41.45%		$3,121	1.27%		1.47%		(h	)	(h	)	261.68%
Year Ended December 31, 2004	$11.39	0.17	0.01	2.19	2.37	(0.17)	(0.77)	(0.94)	$12.82	20.99%		$4,011	1.27%		1.19%		(h	)	(h	)	127.69%
Six Months Ended June 30, 2005 (Unaudited)	$12.82	0.14	0.01	(0.52)	(0.37)	(0.18)	(0.27)	(0.45)	$12.00	(2.87%	)(f)	$3,179	1.31%	(g)	2.14%	(g)	(h	)	(h	)	71.26%

Class II Shares
Period Ended December 31, 2003(d)	$8.46	0.04	0.01	4.11	4.16	(0.04)	(1.21)	(1.25)	$11.37	49.51%	(f)	$913	1.51%	(g)	1.20%	(g)	(h	)	(h	)	261.68%
Year Ended December 31, 2004	$11.37	0.11	0.01	2.22	2.34	(0.14)	(0.77)	(0.91)	$12.80	20.76%		$1,879	1.52%		1.00%		(h	)	(h	)	127.69%
Six Months Ended June 30, 2005 (Unaudited)	$12.80	0.12	0.01	(0.52)	(0.39)	(0.16)	(0.27)	(0.43)	$11.98	(2.99%	)(f)	$1,656	1.56%	(g)	1.91%	(g)	(h	)	(h	)	71.26%

Class III Shares
Period Ended December 31, 2001(e)	$10.00	—	—	0.13	0.13	—	—	—	$10.13	1.32%	(f)	$3,041	1.35%	(g)	0.33%	(g)	8.56%	(g)	(6.88%	)(g)	0.00%
Year Ended December 31, 2002	$10.13	0.04	0.01	(1.21)	(1.16)	(0.01)	—	(0.01)	$8.96	(11.41%	)	$6,009	1.31%		0.66%		(h	)	(h	)	211.21%
Year Ended December 31, 2003	$8.96	0.13	0.01	3.55	3.69	(0.05)	(1.21)	(1.26)	$11.39	41.46%		$11,634	1.22%		1.57%		(h	)	(h	)	261.68%
Year Ended December 31, 2004	$11.39	0.14	0.01	2.23	2.38	(0.17)	(0.77)	(0.94)	$12.83	21.13%		$19,634	1.24%		1.28%		(h	)	(h	)	127.69%
Six Months Ended June 30, 2005 (Unaudited)	$12.83	0.15	0.01	(0.54)	(0.38)	(0.18)	(0.27)	(0.45)	$12.00	(2.93%	)(f)	$14,352	1.27%	(g)	2.15%	(g)	(h	)	(h	)	71.26%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from May 10, 2002 (commencement of operations) through December 31, 2002.

(d)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(e)	For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.13 per share.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See notes to financial statements.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of October 30, 1997, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Global Financial Services Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC-acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs

12

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$279,637	$1,051,390	$(218,797)	$832,594

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Global Asset Management Trust (“GGAMT”) manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GGAMT provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GGAMT advises. Gartmore Global Partners (the “subadviser”), an affiliate of GGAMT, manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GGAMT an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GGAMT pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GGAMT and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $500 million	1.00%	0.50%	0.50%
$500 million up to $2 billion	0.95%	0.45%	0.50%
Over $2 billion	0.90%	0.40%	0.50%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

As of June 30, 2005, the advisers or affiliates of the advisers directly held 28% of the shares outstanding of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies disclosed in the prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2005, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $15,287,391 and sales of $20,539,459.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:     Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

8. Subsequent Event

On July 29, 2005, the Trust filed a Post-Effective Amendment to its Registration Statement on Form N-1A to change the structure of the Fund’s investment advisory fee and sub-advisory fee from the current asset-based fee structure to a performance based fee structure on or about October 1, 2005. On that date, or, if later, upon SEC effectiveness, the Fund will immediately lower its base advisory fee by 0.10% at each breakpoint. Beginning one year after implementation of the new performance fee structure, the Fund’s base advisory fee may be adjusted proportionately upward or downward if the Fund outperforms or underperforms its stated benchmark by the following amounts:

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage points	+/- 0.04%
+/- 3 percentage points	+/- 0.06%
+/- 4 percentage points	+/- 0.08%
+/- 5 percentage points	+/- 0.10%

The prospectus describing the above Fund will be supplemented upon the effectiveness of the Post-Effective Amendment to the Trust’s Registration Statement. Please refer to the prospectus, as supplemented by a notice you will receive after the effectiveness of the Post-Effective Amendment, for further information about this new fee structure.

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)3,, Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company3.	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI[3], GMFCT[3], and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

25

Gartmore GVIT Developing Markets Fund

SemiannualReport

| June 30, 2005

Contents

6	Statement of Investments

10	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in New Assets

12	Financial Highlights

13	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Gartmore GVIT Developing Markets Fund

For the semiannual period ended June 30, 2005, the Gartmore GVIT Developing Markets Fund returned 6.29% (Class II at NAV) versus 6.26% for its benchmark, the Morgan Stanley Capital International Emerging Markets (MSCI EM) Index. For broader comparison, the average return for the Fund’s Lipper peer category of Emerging Markets Funds was 5.88%.

An emphasis on growth stocks was one factor that enabled the Fund to keep pace with the benchmark during the reporting period, as that segment of the market had a strong run during May and much of June. On a country basis, favorable stock selection in South Korea, Turkey and South Africa also was helpful to performance. Conversely, our selections in Taiwan, China and Russia hurt performance.

Regarding sectors, the Fund’s performance was particularly helped by stock selection in financials, information technology and consumer discretionary. The Fund’s financials holdings gained materially from positions in Turkish bank DenizBank, whose share price almost doubled during the reporting period. The company benefited from several factors, including: 1) a strong management team; 2) increased interest in Turkish stocks ahead of further discussions about the country’s possible inclusion in the European Union; and 3) speculation that the bank could be a takeover candidate.

In the technology sector, the Fund’s performance was aided by Solomon Systech Ltd., a leading Asian maker of integrated circuit products used in cellular phones, handheld devices and LCD (liquid-crystal display) televisions. South Korean holdings Seoul Semiconductor Co., Ltd. and LG Electronics, a leading maker of LCDs, cellular handsets and electrical appliances, also contributed to Fund performance. In the consumer discretionary sector, Fund holding CJ Home Shopping Co., Ltd. benefited from South Korea’s ongoing recovery in domestic spending.

Sectors that detracted from Fund performance included energy and telecommunications services. Despite turning in the highest return among all of the Fund’s sectors, the Fund’s energy holdings lagged relative to the benchmark because we were under-represented in some stocks that performed well, including PetroChina Co. Ltd. and Russia-based LUKOIL. High valuations made us reluctant to take meaningful positions in these stocks and a number of other exploration and production stocks. Instead, we chose to emphasize the services side of the energy group, where we thought the fundamentals were even stronger.

In telecommunication services, the Fund was hampered by overweighted positions in lackluster performers Telekom Malaysia Berhad, SK Telecom Co., Ltd. and Vimpel-Communications, the stocks of companies based in Malaysia, South Korea and Russia, respectively.

For the balance of 2005, we anticipate maintaining our emphasis on domestic consumption in a number of emerging markets where consumer spending trends have been constructive. However, we also think technology stocks could perform well and have recently increased the Fund’s positions in some globally competitive exporters of technology based in South Korea, Taiwan and elsewhere. These purchases were funded mainly from the sale of materials stocks, many of which we believe could underperform due to new capacity coming on line and volatility in commodity prices. Overall, we like the emerging markets sector, as we believe that valuations remain attractive compared with developed markets. Profitability has improved significantly, a development we think represents the early stages of an important long-term trend.

PORTFOLIO MANAGERS: Philip Ehrmann and Peter Dalgliesh

Investing in mutual funds involves risk, including possible loss of principal.

There is no assurance that the investment objective of any fund will be achieved.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Morgan Stanley Capital International (MSCI) Emerging Markets IndexSM: An unmanaged, free float-adjusted, market-capitalization index that is designed to measure the performance of the stocks in emerging-country markets.

Lipper Analytical Services, Inc. is an industry research firm whose rankings are based on total return performance and do not reflect the effects of sales charges.

The Gartmore Variable Insurance Trust Funds are available only as sub-account investment options in certain variable insurance products. Accordingly, investors are unable to invest in shares of these funds outside of an insurance product. Performance information found herein reflects only the performance of these funds, and does not indicate the performance your sub-account may experience under your variable insurance contract. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Index performance is provided for comparison purposes only; the indexes shown are unmanaged and do not reflect any fees or expenses. Investors cannot invest directly in market indexes. To obtain performance information about the sub-account option under your insurance contract that invests

1

Gartmore GVIT Developing Markets Fund (continued)

in one of these funds, please contact your variable insurance carrier. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Commentary provided by Gartmore Global Investments. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore Variable Insurance Trust, please contact your variable insurance contract provider or call 800-848-0920. Please read the Trust’s prospectus carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

2

Fund Performance	Gartmore GVIT Developing Markets Fund

Average Annual Total Return1

(For Periods Ended June 30, 2005)

	Six months*	One year	Five years	Inception[2]
Class II2	6.29%	29.56%	5.30%	3.12%
*	Not Annualized.
1	Not subject to any sales charges.
2	The Fund’s predecessor, the Montgomery Variable Series: Emerging Markets Fund, commenced operations on February 2, 1996. As of June 23, 2003, the Gartmore GVIT Developing Markets Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Montgomery Variable Series: Emerging Markets Fund. At that time the Gartmore GVIT Developing Markets Fund took on the performance of the Montgomery Variable Series: Emerging Markets Fund.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Gartmore GVIT Developing Markets Fund, Morgan Stanley Capital International Emerging Markets Free Index (MSCI Emerging Markets)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The MSCI Emerging Markets is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.
(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

3

Shareholder

Expense Example	Gartmore GVIT Developing Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio*
Developing Markets Fund
Class II	Actual	$1,000	$1,063	$8.90	1.74%
	Hypothetical[1]	$1,000	$1,016	$8.74	1.74%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

1	Represents the hypothetical 5% return before expenses.

4

Portfolio Summary

June 30, 2005	Gartmore GVIT Developing Markets Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	90.0%
Participation Notes	5.7%
Cash Equivalents	4.6%
Foreign Bonds	0.0%
Other Investments*	1.3%
Liabilities in excess of other assets**	-1.6%

100.0%

Top Holdings***
Samsung Electronics	4.4%
Au Optronics Corp.	2.6%
Denizbank AS	2.2%
Companhia Vale do Rio Doce, Class A	2.0%
Surgutneftgaz ADR	2.0%
China Telecom Corp. Ltd.	1.8%
Solomon Systech International Ltd.	1.8%
Petroleo Brasileiro SA	1.8%
Shin Kong Financial Holding Co., Ltd.	1.7%
Oil and Natural Gas Corp. Ltd., 10/31/05	1.6%
Other Holdings	78.1%

100.0%

Top Industries
Oil & Gas	8.9%
Electronics	8.8%
Banking	8.4%
Telecommunications	8.2%
Financial Services	6.8%
Semiconductors	5.8%
Retail	5.0%
Metals & Mining	3.5%
Diversified Operations	2.7%
Brewery	2.3%
Other Industries	39.6%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Holdings.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Investments — June 30, 2005 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (90.0%)
ARGENTINA (0.9%)
Steel (0.9%)
Tenaris SA	22,300	$1,745,421

BERMUDA (1.4%)
Television (1.4%)
Central European Media Enterprises Ltd. (b)	54,500	2,636,710

BRAZIL (12.1%)
Banking (1.5%)
Banco Itau Holding Financeira SA ADR	30,400	2,812,000

Brewery (1.1%)
Ambev Cia Bebid (b)	863,260	222,299
Ambev Cia Bebid Preferred	5,675,300	1,761,973

		1,984,272

Electric Utility (0.9%)
Companhia Energetica de Minas Gerais	55,256,600	1,759,674

Insurance (0.8%)
Porto Seguro SA (b)	164,100	1,479,013

Metals & Mining (2.0%)
Companhia Vale do Rio Doce, Class A	147,670	3,755,128

Oil & Gas (3.3%)
Petroleo Brasileiro SA	64,100	3,345,304
Petroleo Brasileiro SA ADR	56,434	2,941,904

		6,287,208

Paper Products (0.7%)
Klabin SA	755,143	1,306,106

Retail (0.7%)
Companhia Brasileira de Distribuicao Pao de Acucar ADR	61,400	1,221,246

Telecommunications (1.1%)
Tele Norte Leste Participacoes SA ADR	124,900	2,079,585

		22,684,232

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
CHINA (6.1%)
Coal Mining (0.7%)
Yanzhou Coal Mining Co., Ltd. (c)	1,590,400	$1,254,339

Manufacturing (0.9%)
Shanghai Electric Group Co., Ltd. (b)	7,766,000	1,759,049

Oilfield Services & Equipment (0.9%)
China Oilfield Services Ltd. (c)	4,474,000	1,647,455

Semiconductors (1.8%)
Solomon Systech International Ltd. (c)	9,528,000	3,359,625

Telecommunications (1.8%)
China Telecom Corp. Ltd.	9,662,000	3,450,882

		11,471,350

HUNGARY (1.0%)
Oil & Gas (1.0%)
MOL Magyar Olaj-es Gazipari	21,492	1,803,508

INDIA (0.7%)
Financial Services (0.7%)
ICICI Bank Ltd. ADR	58,447	1,277,067

INDONESIA (0.9%)
Coal Mining (0.9%)
PT Bumi Resources (b)	20,848,400	1,770,638

ISRAEL (1.8%)
Electronic Measuring Instruction (0.9%)
Orbotech Ltd. (b)	77,400	1,663,326

Software & Computer Services (0.9%)
Retalix Ltd. (b)	82,400	1,771,600

		3,434,926

KOREA (17.1%)
Automotive (1.2%)
Hyundai Motor Co.	39,500	2,176,044

Construction (1.5%)
Hyundai Development Co.	50,400	1,169,788
Kumho Industrial Co., Ltd.	88,800	1,567,988

		2,737,776

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
KOREA (continued)
Diversified Operations (1.3%)
GS Holdings Corp.	102,600	$2,410,794

Electronic Components (1.7%)
Hynix Semiconductor, Inc. (b)	102,100	1,652,972
Seoul Semiconductor Co., Ltd.	49,645	1,482,182

		3,135,154

Electronics (5.3%)
KH Vatec Co., Ltd.	55,900	1,068,738
Samsung Electronics	17,476	8,276,953
Samsung Electronics GDR	3,900	633,750

		9,979,441

Financial Services (3.1%)
Korea Investment Holdings Co., Ltd.	99,900	1,774,561
LG Card Co., Ltd. (b)	50,600	1,684,433
Woori Finance Holdings Co., Ltd.	240,740	2,374,937

		5,833,931

Retail (2.4%)
CJ Home Shopping	23,900	1,779,381
Hyundai Department Store Co., Ltd.	57,200	2,618,507

		4,397,888

Telecommunication Services (0.6%)
KT Freetel Co., Ltd.	50,500	1,163,606

		31,834,634

MALAYSIA (3.5%)
Foreign Banking (0.1%)
Commerce Asset Holdings Berhad	145,100	192,592

Real Estate (0.9%)
SP Setia Berhad	1,640,300	1,761,396

Telecommunications (1.2%)
Telekom Malaysia Berhad	821,300	2,157,343

Transportation (0.7%)
Malaysai & Services Holdings Berhad (b)	1,446,500	1,330,305

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
MALAYSIA (continued)
Transportation-Marine (0.6%)
Malaysia International Shipping Corp.	231,500	$1,089,503

		6,531,139

MEXICO (7.1%)
Building Materials (1.2%)
Cemex SA ADR	50,900	2,159,178

Diversified Operations (0.8%)
Grupo Carso SA de CV	752,142	1,456,391

Financial Services (1.3%)
Grupo Financiero Banorte SA de CV	390,400	2,580,377

Real Estate (0.9%)
Urbi, Desarrolloas Urbanos SA de CV (b)	291,800	1,606,774

Retail (1.0%)
Wal-Mart de Mexico SA de CV	464,700	1,892,197

Steel Manufacturing Products (0.7%)
Industrias CH SA (b)	658,700	1,401,163

Telecommunications (1.2%)
America Movil SA de CV ADR	37,000	2,205,570

		13,301,650

NETHERLANDS (1.1%)
Retail Food Products (1.1%)
Pyaterochka Holding NV GDR (b)	149,063	2,146,507

POLAND (0.3%)
Real Estate Development (0.3%)
Globe Trade Centre SA (b)	14,200	480,506

RUSSIA (5.5%)
Automobile Manufacturers (0.7%)
JSC Severstal-Avto (b)	92,200	1,336,900

Brewery (1.2%)
Efes Breweries International GDR (b)	66,400	2,247,640

Metals (0.6%)
Norilsk Nickel ADR	17,200	1,049,200

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
RUSSIA (continued)
Oil & Gas (2.0%)
Surgutneftgaz ADR	97,600	$3,647,312

Telecommunications (1.0%)
AO VimpelCom ADR (b)	57,600	1,960,128

		10,241,180

SOUTH AFRICA (6.7%)
Banking (1.5%)
ABSA Group Ltd.	221,655	2,741,673

Diversified Operations (0.6%)
Barloworld Ltd.	80,100	1,140,694

Foreign Banking (0.7%)
Standard Bank Group Ltd.	137,000	1,326,200

Metals & Mining (0.7%)
Anglogold Ashanti Ltd.	37,600	1,345,462

Oil & Gas (0.9%)
Sasol Ltd.	63,400	1,713,155

Retail (0.9%)
Lewis Group Ltd.	320,938	1,758,382

Telecommunications (1.4%)
MTN Group Ltd.	381,763	2,528,744

		12,554,310

TAIWAN (16.7%)
Banking (1.7%)
E.Sun Financial Holding Co., Ltd. (b)	2,047,000	1,635,653
TA Chong Bank Ltd. (b)	5,024,972	1,561,194

		3,196,847

Chemicals (1.4%)
Taiwan Fertilizer Co., Ltd. (b)	1,928,000	2,541,016

Computer (2.0%)
Compal Electronics, Inc.	2,104,000	2,083,349
Foxconn Technology Co., Ltd. (b)	438,000	1,649,795

		3,733,144

Electronics (3.5%)
Au Optronics Corp.	2,954,000	4,917,441
Ichia Technologies, Inc. (b)	1,012	1,026
MediaTek, Inc.	190,000	1,641,298

		6,559,765

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
TAIWAN (continued)
Financial Services (1.7%)
Shin Kong Financial Holding Co., Ltd. (b)	3,214,000	$3,230,892

Photographic Products (0.9%)
Largan Precision Co., Ltd.	251,000	1,647,470

Semiconductors (4.0%)
Powerchip Semiconductor Corp.	1,947,000	1,357,443
Taiwan Semiconductor Manufacturing Co., Ltd.	1,339,846	2,333,517
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	254,670	2,322,590
United Microelectronics Corp. ADR (b)	331,300	1,361,643

		7,375,193

Steel (0.7%)
China Steel Corp. (b)	1,340,000	1,351,661

Textiles (0.8%)
Far Eastern Textile Co., Ltd.	2,159,092	1,536,408

		31,172,396

THAILAND (3.4%)
Banking (1.4%)
Kasikornbank Public Co., Ltd.	1,866,600	2,563,595

Chemicals (0.9%)
Aromatics Public Co., Ltd. NVDR	1,393,600	1,727,627

Electric Utility (0.6%)
Ratchaburi Electricity Generating Holding Public Co., Ltd	1,135,200	1,109,988

Telecommunications (0.5%)
Shin Corporation Public Co., Ltd.	1,042,000	941,409

		6,342,619

TURKEY (2.9%)
Banking (2.2%)
Denizbank AS (b)	1,017,539	4,131,255

Financial Investments (0.7%)
Sabanci Holding AS	329,450	1,261,627

		5,392,882

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Investments — June 30, 2005 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
UNITED KINGDOM (0.8%)
Metals & Mining (0.8%)
Anglo American PLC	61,200	$1,433,698

Total Common Stocks		168,255,373

FOREIGN BOND (0.0%)
BRAZIL (0.0%)
Metals & Mining (0.0%)
Comp Vale DO Rio Doce, 0.00%, 09/29/49	20,000	0

Total Foreign Bond		0

PARTICIPATION NOTES (5.7%)
INDIA (5.7%)
Banking (0.1%)
ICICI Bank Ltd., 03/30/07	$2,742	26,872
ICICI Bank Ltd., 12/21/07	14,035	137,543

		164,415

Computer Service (1.0%)
Tata Consultancy Services Ltd.	59,100	1,847,466

Engineering Services (1.2%)
Larsen & Toubro Ltd.	87,300	2,275,038

Oil & Gas (1.7%)
Oil and Natural Gas Corp. Ltd., 10/31/05	129,400	3,060,310

Telecommunication Services (0.8%)
Bharti Televentures Ltd. (b)	265,300	1,483,027

Tobacco (0.9%)
ITC Ltd., 04/07/30	45,900	1,755,675

Total Participation Notes		10,585,931

	Shares or Principal Amount	Value

CASH EQUIVALENTS (4.6%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 3.49%, dated 06/30/05, due 07/01/05, repurchase price $8,665,336)	$8,664,496	$8,664,496

Total Cash Equivalents		8,664,496

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (1.3%)
Pool of short-term securities for Gartmore Variable Trust Funds — note 2 (Securities Lending)	2,356,202	2,356,202

Total Short-Term Securities Held as Collateral for Securities Lending		2,356,202

Total Investments (Cost $174,108,791) (a) — 101.6%		189,862,002
Liabilities in excess of other assets — (1.6%)		(2,994,856)

NET ASSETS — 100.0%		$186,867,146

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Fair valued securities

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PREF	Preferred Stock

NVDR	Non Voting Depository Receipt

At June 30, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Long Contract:
Hong Kong Dollar	07/05/05	$301,968	$302,090	$122
South African Rand	07/06/05	95,148	95,288	140
Total Long Contracts:		$397,116	$397,378	$262

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

Assets:
Investments, at value (cost $165,444,295)	$181,197,506
Repurchase agreements, at cost and value	8,664,496

Total Investments	189,862,002

Foreign currencies, at value (cost $1,162,862)	1,159,964
Interest and dividends receivable	424,579
Receivable for investments sold	48,708
Unrealized appreciation on forward foreign currency contracts	262
Reclaims receivable	4,916
Prepaid expenses and other assets	3,425

Total Assets	191,503,856

Liabilities:
Payable to custodian	560,816
Payable for investments purchased	1,389,509
Payable for return of collateral received for securities on loan	2,356,202
Accrued expenses and other payables:
Investment advisory fees	173,638
Fund administration and transfer agent fees	1,667
Distribution fees	37,747
Administrative servicing fees	92,693
Other	24,438

Total Liabilities	4,636,710

Net Assets	$186,867,146

Represented by:
Capital	$171,605,518
Accumulated net investment income (loss)	224,308
Accumulated net realized gains (losses) from investment and foreign currency transactions	(731,691)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	15,769,011

Net Assets	$186,867,146

Net Assets:

Class II Shares	$186,867,146

Shares outstanding (unlimited number of shares authorized):
Class II Shares	17,699,733

Net asset value and offering price per share:*
Class II Shares	$10.56

*	Not subject to a front-end sales charge.

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

Investment Income:
Interest income	$64,173
Dividend income (net of foreign withholding tax of $182,051)	2,726,346
Income from securities lending	5,310

Total Income	2,795,829

Expenses:
Investment advisory fees	1,124,822
Fund administration and transfer agent fees	69,990
Distribution fees Class II Shares	244,526
Administrative servicing fees Class II Shares	214,291
Other**	52,514

Total Expenses	1,706,143

Net Investment Income (Loss)	1,089,686

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	16,995,473
Net realized gains (losses) on foreign currency transactions	(252,687)

Net realized gains (losses) on investment and foreign currency transactions	16,742,786
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(9,218,794)

Net realized/unrealized gains (losses) on investments and foreign currencies	7,523,992

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,613,678

**	Other expenses may include the following fees: audit, custody, insurance, legal, printing, trustee, and out-of-pocket expenses.

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,089,686	$1,092,831
Net realized gains (losses) on investment and foreign currency transactions	16,742,786	32,137,377
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(9,218,794)	(9,596,336)

Change in net assets resulting from operations	8,613,678	23,633,872

Distributions to Class II shareholders from:
Net investment income	(887,593)	(869,653)
Net realized gains on investments	(29,349,917)	(6,076,649)

Change in net assets from shareholder distributions	(30,237,510)	(6,946,302)

Change in net assets from capital transactions	13,592,642	12,610,182

Change in net assets	(8,031,190)	29,297,752
Net Assets:
Beginning of period	194,898,336	165,600,584

End of period	$186,867,146	$194,898,336

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$70,759,515	$139,079,878
Dividends reinvested	30,237,493	6,946,293
Cost of shares redeemed	(87,404,366)	(133,415,989)

Change in net assets from capital transactions	$13,592,642	$12,610,182

SHARE TRANSACTIONS:
Class II Shares
Issued	5,755,834	12,668,914
Reinvested	2,851,999	677,427
Redeemed	(7,377,682)	(12,813,855)

	1,230,151	532,486

See notes to financial statements.

11

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Developing Markets Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover
Class II Shares
Year Ended December 31, 2000	$10.86	(0.03)	(3.07)	(3.10)	—	—	—	$7.76	(28.55%	)	$100,730	1.56%		(0.34%	)	1.81%		(0.59%	)	103.00%
Year Ended December 31, 2001	$7.76	0.08	(0.62)	(0.54)	—	—	—	$7.22	(6.96%	)	$100,899	1.59%		1.19%		1.67%		1.11%		118.00%
Year Ended December 31, 2002	$7.22	0.03	(0.73)	(0.70)	(0.01)	—	(0.01)	$6.51	(9.68%	)	$75,321	1.60%		0.44%		1.68%		0.36%		97.00%
Year Ended December 31, 2003(b)	$6.51	0.06	3.83	3.89	(0.01)	—	(0.01)	$10.39	59.70%		$165,601	1.64%		0.75%		1.80%		0.60%		167.45%
Year Ended December 31, 2004	$10.39	0.07	1.90	1.97	(0.06)	(0.47)	(0.53)	$11.83	19.78%		$194,898	1.78%		0.69%		(c	)	(c	)	167.98%
Six Months Ended June 30, 2005 (Unaudited)	$11.83	0.07	0.68	0.75	(0.06)	(1.96)	(2.02)	$10.56	6.29%	(d)	$186,867	1.74%	(e)	1.11%	(e)	(c	)	(c	)	81.04%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.

(c)	There were no fee reductions during the period.

(d)	Not annualized.

(e)	Annualized.

See notes to financial statements.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2005

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and does not affect the operations of the Trust. As of June 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”), American Skandia Life Insurance Cooperation, Peoples Benefit Life Insurance Company, a subsidiary of Aegon, and Great West Life & Annuity Insurance Company have purchased shares of the Gartmore GVIT Developing Markets Fund (the “Fund”). The Trust operates thirty-one (31) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC-acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA-rated Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark to market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2005, was invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Repurchase Agreement	Nomura Securities	$2,356,202	3.48%	07/01/05

As of June 30, 2005, the Fund had securities with the following market values on loan:

Market Value of Loaned Securities	Market Value of Collateral
$2,239,943	$2,356,202

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund is as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,035,761	$17,968,170	$(3,250,721)	$14,717,450

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Global Asset Management Trust (“GGAMT”) manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. In addition, GGAMT provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GGAMT advises. Gartmore Global Partners (the “subadviser”), an affiliate of GGAMT, manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays the Fund’s adviser an investment advisory fee based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, the adviser pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GGAMT and the subadviser is as follows for the six months ended June 30, 2005:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $500 million	1.15%	0.575%	0.575%
$500 million up to $2 billion	1.10%	0.525%	0.575%
Next $2 billion or more	1.05%	0.475%	0.575%

GGAMT and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 1.40% for all classes until at least May 1, 2006.

GGAMT may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GGAMT, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

As of the six months ended June 30, 2005, the cumulative potential reimbursements for all classes of the Fund, based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GGAMT, would be:

Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Six Months Ended June 30, 2005
$5,714	$—	$—

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.13%
$1 billion and more up to $3 billion	0.08%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Effective January 1, 2005, the fee for the fund administration and transfer agency services increased as set forth below. The fees are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

4. Investment Transactions

For the six months ended June 30, 2005, (excluding short-term securities) the Fund had purchases of $155,609,350 and sales of $179,419,257.

5. Portfolio Investment Risks

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

6. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of June 30, 2005.

7. Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust’s predecessor pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the Trust’s predecessor on or around November 5, 2004.

Two Proposals: The purpose of the December 23, 2004 meeting was to allow the shareholders of the Trust’s predecessor to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provided for the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust’s predecessor were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust’s predecessor to approve the proposed “Agreement and Plan of Reorganization” of the Trust’s predecessor (on behalf of each of the its funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding funds of the Trust’s predecessor subject to the liabilities, expenses, costs, charges, and reserves of the corresponding funds of the Trust’s predecessor (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the Trust to the holders of the shares of the funds of the Trust’s predecessor, in a complete liquidation of the Trust’s predecessor.

19

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Voting Results:

The shareholders of the Trust’s predecessor voted to approve both Proposal One and Proposal Two, as follows:

Proposal 1:    Election of a Board of Trustees of Gartmore Variable Insurance Trust

Charles E. Allen:
FOR	2,797,230,318.955 shares (96.078%)
WITHHOLD	114,195,693.660 shares (3.922%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael J. Baresich:
FOR	2,796,135,979.559 shares (96.040%)
WITHHOLD	115,290,033.056 shares (3.960%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paula H.J. Cholmondeley:
FOR	2,795,095,945.396 shares (96.004%)
WITHHOLD	116,330,067.219 shares (3.996%)

TOTAL	2,912,726,012.615 shares (100.000%)

C. Brent DeVore:
FOR	2,797,207,046.916 shares (96.077%)
WITHHOLD	114,218,965.699 shares (3.923%)

TOTAL	2,912,726,012.615 shares (100.000%)

Phyllis Kay Dryden:
FOR	2,795,587,023.994 shares (96.021%)
WITHHOLD	115,838,988.621 shares (3.979%)

TOTAL	2,912,726,012.615 shares (100.000%)

Robert M. Duncan:
FOR	2,790,191,720.503 shares (95.836%)
WITHHOLD	121,234,292.112 shares (4.164%)

TOTAL	2,912,726,012.615 shares (100.000%)

Barbara L. Hennigar:
FOR	2,792,939,848.858 shares (95.937%)
WITHHOLD	118,486,163.757 shares (4.070%)

TOTAL	2,912,726,012.615 shares (100.000%)

Paul J. Hondros:
FOR	2,797,557,404.448 shares (96.089%)
WITHHOLD	113,868,608.167 shares (3.911%)

TOTAL	2,912,726,012.615 shares (100.000%)

20

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

Barbara I. Jacobs:
FOR	2,796,306,126.654 shares (96.046%)
WITHHOLD	115,119,885.961 shares (3.954%)

TOTAL	2,912,726,012.615 shares (100.000%)

Thomas J. Kerr IV:
FOR	2,789,755,720.087 shares (95.821%)
WITHHOLD	121,670,292.528 shares (4.179%)

TOTAL	2,912,726,012.615 shares (100.000%)

Douglas F. Kridler:
FOR	2,798,065,774.375 shares (96.106%)
WITHHOLD	113,360,238.240 shares (3.894%)

TOTAL	2,912,726,012.615 shares (100.000%)

Michael D. McCarthy:
FOR	2,797,452,613.694 shares (96.085%)
WITHHOLD	113,973,395.921 shares (3.915%)

TOTAL	2,912,726,012.615 shares (100.000%)

Arden L. Shisler:
FOR	2,796,738,454.730 shares (96.061%)
WITHHOLD	114,687,557.885 shares (3.939%)

TOTAL	2,912,726,012.615 shares (100.000%)

David C. Wetmore:
FOR	2,794,784,752.247 shares (95.994%)
WITHHOLD	116,641,260.368 shares (4.006%)

TOTAL	2,912,726,012.615 shares (100.000%)

Proposal 2:    Approval of the Agreement and Plan of Reorganization of Gartmore Variable Insurance Trust

FOR	2,561,003,822.546 shares (87.964%)
AGAINST	103,593,261.010 shares (3.558%)
ABSTAIN	246,828,929.059 shares (8.478%)

TOTAL	2,912,726,012.615 shares (100.000%)

21

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2005

8. Subsequent Event

On July 29, 2005, the Trust filed a Post-Effective Amendment to its Registration Statement on Form N-1A to change the structure of the Fund’s investment advisory fee and sub-advisory fee from the current asset-based fee structure to a performance based fee structure on or about October 1, 2005. On that date, or, if later, upon SEC effectiveness, the Fund will immediately lower its base advisory fee by 0.10% at each breakpoint. Beginning one year after implementation of the new performance fee structure, the Fund’s base advisory fee may be adjusted proportionately upward or downward if the Fund outperforms or underperforms its stated benchmark by the following amounts:

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage points	+/- 0.04%
+/- 3 percentage points	+/- 0.06%
+/- 4 percentage points	+/- 0.08%
+/- 5 percentage points	+/- 0.10%

The prospectus describing the above Fund will be supplemented upon the effectiveness of the Post-Effective Amendment to the Trust’s Registration Statement. Please refer to the prospectus, as supplemented by a notice you will receive after the effectiveness of the Post-Effective Amendment, for further information about this new fee structure.

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association — College Retirement Equity Fund).	84	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84[3]	None

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Date of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. McCarthy was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy resigned as an Administrative Committee Member effective June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $274,882 from the Trust for the Six Months Ended June 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920.

25

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company3.	84	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3], and GSA[3]. Prior to July 2000, Mr. Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

26

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Unaudited)

June 30, 2005

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. Pursuant to this policy, Messrs. Duncan and Kerr retired as trustees effective as of March 12, 2005.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

4	Mr. Hondros was also an Administrative Committee Member for the Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros resigned as Administrative Committee Member effective June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

Item 2.	Code of Ethics.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

Not applicable. The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6.	Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Company.

Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2004, and June 10, 2004, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively.

Item 11.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE VARIABLE INSURANCE TRUST

By (Signature and Title)	/S/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ PAUL J. HONDROS
	Name:	Paul J. Hondros
	Title:	President & Principal Executive Officer
	Date:	September 7, 2005

By (Signature and Title)	/S/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	September 7, 2005